                                                         FILED UNDER RULE 497(C)
                                                              FILE NOS. 33-19836

                                    KEYNOTE
                                 SERIES ACCOUNT

MONEY MARKET SUBACCOUNT

        INFLATION-PROTECTED SECURITIES SUBACCOUNT

                 CORE BOND SUBACCOUNT

                          BALANCED SUBACCOUNT

                                   VALUE & INCOME SUBACCOUNT

                                          EQUITY GROWTH SUBACCOUNT

                                                CALVERT SERIES SUBACCOUNT

                            ------------------------

                                  MAY 1, 2007

                                                                     (MONY LOGO)

                                    KEYNOTE
                                 SERIES ACCOUNT
                                  ("KEYNOTE")
                        GROUP VARIABLE ANNUITY CONTRACTS
            SECTIONS 401(a), 401(k), 403(b), 408(IRA), 457 AND NQDC

                                   ISSUED BY

                      MONY LIFE INSURANCE COMPANY("MONY")
     1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104; (914) 697-8000

    MONY Life Insurance Company was organized as a mutual life insurance company under the laws of the State of New York in 1842 under the name The Mutual Life Insurance Company of New York. In 1998 MONY converted to a stock company through demutualization and was renamed MONY Life Insurance Company ("MONY"). The demutualization did not have any material effect on the Group Variable Annuity Contracts. AXA Financial, Inc. is the parent company of MONY.

    We no longer offer these Contracts. We will continue to accept Purchase Payments under existing Contracts. This prospectus is used with current Contract owners only.

    Purchase Payments under the Contracts are allocated to a segregated investment account of MONY Life Insurance Company ("MONY"), which account has been designated Keynote. Purchase Payments directed to Keynote may be allocated among such of the Subaccounts in Keynote as are made available under the Contracts. The assets in each Subaccount are invested in a series of Diversified Investors Portfolios or in the Calvert Social Balanced Portfolio ("Calvert Series") at their net asset value. (See "Diversified Investors Portfolios" and Calvert Series at page 13.) The six currently available Series of Diversified Investors Portfolios are the Money Market Series, Inflation-Protected Securities Series, (formerly Intermediate Government Bond Series*) Core Bond Series, Balanced Series, Value & Income Series, and Equity Growth Series. The Calvert Series is an actively managed, diversified portfolio of common and preferred stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the social concern criteria established by the Calvert Series. A copy of the Calvert Series Prospectus appears at the end of this Keynote Prospectus.

    KEYNOTE SUBACCOUNTS WHICH INVEST IN DIVERSIFIED INVESTORS PORTFOLIOS DO SO UNDER A CORE/FEEDER ARRANGEMENT. UNLIKE OTHER FUNDING VEHICLES INTO WHICH PURCHASE PAYMENTS MAY BE INVESTED THROUGH VARIABLE ANNUITY CONTRACTS ISSUED BY INSURANCE COMPANIES, DIVERSIFIED INVESTORS PORTFOLIOS OFFERS ITS INTERESTS FOR SALE TO OTHER TYPES OF COLLECTIVE INVESTMENT VEHICLES IN ADDITION TO INSURANCE COMPANY SEPARATE ACCOUNTS REGISTERED AS INVESTMENT COMPANIES UNDER THE INVESTMENT COMPANY ACT OF 1940. SUCH INVESTORS MAY INCLUDE MUTUAL FUNDS, BANK COLLECTIVE TRUSTS AND UNREGISTERED INSURANCE COMPANY SEPARATE ACCOUNTS. SEE "DIVERSIFIED INVESTORS PORTFOLIOS -- CORE/FEEDER STRUCTURE" ON PAGE 28 HEREIN.

    The value of the Accumulation Accounts maintained in Keynote will vary based upon the investment experience of the Subaccounts to which Purchase Payments are allocated. The investment experience of the Subaccounts will vary based on the underlying investment performance of the series of Diversified Investors Portfolios and the Calvert Series.

    This Prospectus sets forth the basic information that a prospective purchaser should know before investing. Please keep this Prospectus for future reference.

    A Statement of Additional Information dated May 1, 2007 incorporated herein by reference, and containing additional information about the Contracts and Diversified Investors Portfolios, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available from MONY without charge upon written request to the above address or by telephoning
(914) 697-8000 or by accessing the SEC's website at www.sec.gov. The Table of Contents of the Statement of Additional Information can be found on page 52 of this Prospectus.

    This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy the Contracts in any jurisdiction in which such may not be lawfully made.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED (OR PRECEDED) BY A CURRENT PROSPECTUS FOR THE CALVERT SERIES.
                               DATED MAY 1, 2007

* Change in name, investment objective and strategy, and subadviser effective May 1, 2007.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Definitions.................................................    4
Synopsis....................................................    6
  Fee Tables................................................    6
  Condensed Financial Information...........................    8
  The Contracts.............................................    9
  Keynote...................................................    9
  Charges...................................................    9
  Credit and Allocation of Purchase Payments................   10
  Redemption................................................   10
  Transfers.................................................   10
  Frequent Allocations of Purchase Payments.................   10
  Payment Options...........................................   11
  Voting Rights.............................................   11
  Death Benefit.............................................   11
  Distribution of the Contracts.............................   11
MONY........................................................   12
Keynote Series Account......................................   12
  Calvert Series............................................   13
  Diversified Investors Portfolios..........................   13
Charges.....................................................   15
  Charges for Mortality and Expense Risks...................   15
  Annual Contract Charge....................................   15
  Investment Management Fee.................................   15
  Premium Tax...............................................   16
Summary of the Contracts....................................   17
  Ownership.................................................   17
  Purchase Payments.........................................   17
  Employer Sponsored Plan Requirements......................   17
  Rights of the Participant Under the Contract..............   17
  Rights Upon Suspension of Contract or Termination of
     Plan...................................................   18
  403(b) Contract...........................................   18
  401(a) Contract/401(k) Contract and NQDC Contracts........   18
  457 and 408 (IRA) Contracts...............................   18
  Failure of Qualification..................................   18
  Transfers.................................................   18
Rights Reserved By MONY.....................................   19
Credit of Purchase Payments.................................   19
  Allocation of Purchase Payments...........................   19
  Determination of Unit Value...............................   20
Death Benefit...............................................   20
Redemption During the Accumulation Period...................   21
Payment Options.............................................   21
  Annuity Purchase Date.....................................   21
  Fixed Annuity.............................................   22
  Fixed Annuity Options.....................................   22
  Payments to a Beneficiary Following the Annuitant's
     Death..................................................   23
  Voting Rights.............................................   23
Distribution of the Contracts...............................   24
Federal Income Tax Status...................................   25
  Tax Treatment of MONY.....................................   25

                                                              PAGE
                                                              ----
  Taxation of Annuities in General..........................   25
  Surrenders, Death Benefits, Assignments and Gifts.........   26
  Annuity Payments..........................................   26
  Penalty Tax...............................................   26
Diversified Investors Portfolios............................   28
Core/Feeder Structure.......................................   28
Investment Objectives and Policies..........................   29
Investment Techniques and Restrictions......................   39
Management of Diversified Investors Portfolios..............   41
Other Information Regarding Diversified Investors
  Portfolios................................................   47
  Purchase and Redemption of Interests in Diversified
     Investors Portfolios...................................   47
Experts.....................................................   51
Legal Proceedings...........................................   51
Financial Statements........................................   51
Additional Information......................................   51
Table of Contents of Statement of Additional Information....   52
Request for Keynote Statement of Additional Information.....   53

                                  DEFINITIONS

     As used in this Prospectus, the following terms have the indicated meaning:

     ACCUMULATION ACCOUNT: an account maintained for each Participant in which is recorded the number of Units held for his/her credit.

     ACCUMULATION PERIOD: the accumulation period for each Participant is the period during which Purchase Payments may be made on his/her behalf. It begins when the Participant begins participation under the Plan and ends as of his/her Annuity Purchase Date (See "Annuity Purchase Date" page 21), or earlier termination of his/her Accumulation Account.

     BALANCED SERIES: Diversified Investors Balanced Portfolio, a series of Diversified Investors Portfolios.

     CALVERT SERIES: the Calvert Social Balanced Portfolio, a series of Calvert Variable Series, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended.

     CONTRACT(S): the group variable annuity contract(s) offered by MONY to Contractholders or IRA Contractholders as described in this Prospectus.

     CONTRACTHOLDER: a state educational organization or certain tax-exempt organization employer or employer association for affiliated employers, taxed subsidiaries of tax-exempt organizations and taxed stand alone organizations.

     CONTRACT YEAR: a period of 12 months measured from the date of the Contract issued to or adopted by the Contractholder, and anniversaries thereof.

     DIVERSIFIED: Diversified Investment Advisors, Inc., a registered investment adviser under the Investment Advisers Act of 1940.

     DIVERSIFIED INVESTORS PORTFOLIOS: Diversified Investors Portfolios, an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended.

     EQUITY GROWTH SERIES: Diversified Investors Equity Growth Portfolio, a series of Diversified Investors Portfolios.

     FIXED ANNUITY: an annuity with payments which remain fixed throughout the payment period and which do not reflect the investment experience of a separate account.

     CORE BOND SERIES: Diversified Investors Core Bond Portfolio, a series of Diversified Investors Portfolios.

     INFLATION-PROTECTED SECURITIES SERIES: Diversified Investors
Inflation-Protected Securities Portfolio, a series of Diversified Investors Portfolios (formerly the Intermediate Government Bond Portfolio).

     IRA CONTRACTHOLDER: the employer of the contributing Participant whether a tax-exempt or taxable organization or an association of members who share a common interest.

     MONEY MARKET SERIES: Diversified Investors Money Market Portfolio, a series of Diversified Investors Portfolios.

     NQDC: Non-qualified deferred compensation arrangement available to taxed organizations only.

     PARTICIPANT: an employee participating under a Contract issued to or adopted by his/her employer.

     PLAN: a retirement plan or program under which benefits are to be provided pursuant to a Contract described herein.

     PORTFOLIO BUSINESS DAY: each day during which the Advisers of a Series are open for business.

     PURCHASE PAYMENT: the amount contributed and remitted to MONY by an employer on behalf of a Participant.

     SUBSTITUTION: the investment by Keynote Subaccounts in corresponding series of Diversified Investors Portfolios of the proceeds received upon the redemption by each Subaccount of shares of MONY Series Fund, Inc. in accordance with an order of the Securities and Exchange Commission dated June 8, 1994.

     SUBACCOUNT: a subdivision of Keynote which is available for the allocation of Purchase Payments under the Contracts. Six Subaccounts invest in a corresponding series of Diversified Investors Portfolios. The Calvert Series Subaccount invests in the Calvert Series.

     UNIT: the measure by which the value of an investor's interest in each Subaccount is determined.

     VALUATION TIME: each day as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. New York time).

     VALUATION PERIOD: The period between the ending of two successive Valuation Times.

     VALUE & INCOME SERIES: Diversified Investors Value & Income Portfolio, a series of Diversified Investors Portfolios.

     NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                    SYNOPSIS

FEE TABLES

     The following tables describe the various costs and expenses that you will pay, directly or indirectly, if you invest in Keynote.

     The following table shows the fees and expenses that you will pay periodically during the time that you invest under a Contract, not including the fees and expenses of the underlying Portfolios (or the Calvert Series). In addition, in some jurisdictions premium taxes may be deducted from your annuity purchase payments or from your Accumulation Amount when it is applied to purchase an annuity.

                             KEYNOTE SERIES ACCOUNT

                                                      MAXIMUM      CURRENT
                                                      -------      -------
ANNUAL CONTRACT FEE.............................          $50(1)   NONE(1)
SEPARATE ACCOUNT ANNUAL EXPENSES
  (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)
     Mortality Risk Fees........................         0.80%        0.70%
     Administrative Expense Risk Fees...........         0.45%        0.40%
                                                      -------      -------
     Total Mortality and Expense Risk Fees......         1.25%(2)     1.10%(2)
     Total Separate Account Annual Expenses.....         1.25%(2)     1.10%(2)

------------------
(1) MONY reserves the right to deduct an annual contract charge from a Participant's Accumulation Account in accordance with the provisions of the Contracts. MONY has no present intention to impose such a charge, but it may do so in the future.
(2) MONY reserves the right to charge maximum mortality and expense risk fees of up to 1.25% upon notice.

     The following table shows the minimum and maximum total operating expenses charged by the Diversified Investors Portfolios and the Calvert Series that you may pay periodically during the time that you invest under a Contract. More detail concerning the fees and changes of each Diversified Investors Portfolio and the Calvert Series is included in "Management of Diversified Investors Portfolios," on page 41, and in the prospectus for the Calvert Series.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

                                                              MINIMUM    MAXIMUM
                                                              -------    -------
Expenses that are deducted from the assets of the
  Diversified Investors Portfolio or the Calvert Series,
  including management fees and other expenses..............   0.28       0.91

     The following table shows the fees and expenses of each Portfolio. Your investment in each Keynote Subaccount will bear its pro rata share of the fees and expenses of the Portfolio or Calvert Series in which it invests.

------------------------------------------------------------------------------------------------------
                                                                 INFLATION-
                                                     MONEY       PROTECTED        CORE
                                                    MARKET       SECURITIES       BOND       BALANCED
                                                   PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO
------------------------------------------------------------------------------------------------------
 Management Fees.................................    0.25           0.35          0.35         0.45
------------------------------------------------------------------------------------------------------
 Other Expenses..................................    0.03           0.06          0.03         0.08
------------------------------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses.......    0.28           0.41          0.38         0.53
------------------------------------------------------------------------------------------------------
 Fee Waiver and/or Expense Reimbursement(1)......      --           0.01            --         0.03
------------------------------------------------------------------------------------------------------
 Net Annual Portfolio Operating Expenses.........    0.28           0.40          0.38         0.50
------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                               VALUE &      EQUITY
                                                               INCOME       GROWTH      CALVERT
                                                              PORTFOLIO    PORTFOLIO    SERIES
-----------------------------------------------------------------------------------------------
 Management Fees............................................    0.45         0.62        0.70
-----------------------------------------------------------------------------------------------
 Other Expenses.............................................    0.03         0.02        0.21
-----------------------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses..................    0.48         0.64        0.91
-----------------------------------------------------------------------------------------------
 Fee Waiver and/or Expense Reimbursement(1).................      --           --          --
-----------------------------------------------------------------------------------------------
 Net Annual Portfolio Operating Expenses....................    0.48         0.64        0.91
-----------------------------------------------------------------------------------------------

------------------
(1) The investment adviser to each Diversified Investors Portfolio has contractually agreed to waive its fees or reimburse the Portfolio for its expenses to the extent the annual expenses of the Portfolio exceed the following limitations: Money Market Portfolio (0.30%); Inflation-Protected Securities Portfolio (0.40%); Core Bond Portfolio (0.40%); Balanced Portfolio (0.50%); Value & Income Portfolio (0.50%); and Equity Growth Portfolio (0.65%). Each of these agreements has a term of 10 years from the date of this prospectus.

Example

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract fees and expenses and portfolio company fees and expenses.

     If you (i) surrender your contract at the end of the applicable time period, (ii) annuitize at the end of the applicable time period or (iii) do not surrender your contract, you would pay the following expenses on a $10,000 investment, assuming a 5% annual rate of return.

     The following examples assume a 5% return each year (the assumption of a 5% return is required by the SEC for these examples and is not a prediction of any subaccount's future performance). These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. Premium taxes may also be applicable.

     The following example is based on fees after contractual waivers and reimbursements and reflects the imposition of the maximum mortality and expense risk charge of 1.25% which may be imposed by MONY.

                                                             AFTER     AFTER     AFTER     AFTER
SUBACCOUNT                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------                                                   ------   -------   -------   --------
Money Market...............................................   $156     $483     $  834     $1,824
Inflation-Protected Securities.............................   $168     $520     $  897     $1,955
Core Bond..................................................   $166     $514     $  887     $1,933
Balanced...................................................   $178     $551     $  949     $2,062
Value & Income.............................................   $176     $545     $  939     $2,041
Equity Growth..............................................   $192     $594     $1,021     $2,212
Calvert Series.............................................   $219     $676     $1,159     $2,493

     The following example is based on fees after contractual waivers and reimbursements and reflect the imposition of the 1.10% mortality and expense risk charge presently in effect.

                                                             AFTER     AFTER     AFTER     AFTER
SUBACCOUNT                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------                                                   ------   -------   -------   --------
Money Market...............................................   $140     $437     $  755     $1,657
Inflation-Protected Securities.............................   $153     $474     $  818     $1,791
Core Bond..................................................   $151     $468     $  808     $1,768
Balanced...................................................   $163     $505     $  871     $1,900
Value & Income.............................................   $161     $499     $  860     $1,878
Equity Growth..............................................   $177     $548     $  944     $2,052
Calvert Series.............................................   $204     $630     $1,088     $2,338

                        CONDENSED FINANCIAL INFORMATION
                             KEYNOTE SERIES ACCOUNT
                            ACCUMULATION UNIT VALUES

KEYNOTE SUBACCOUNT

                                                    UNIT VALUE
                               ----------------------------------------------------
                               DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                                 1997       1998       1999       2000       2001
                               --------   --------   --------   --------   --------
Money Market.................   $15.71     $16.45     $17.18     $18.11     $18.67
Inflation-Protected
 Securities (formerly,
 Intermediate Government
 Bond).......................    15.13      16.07      16.18      17.53      18.52
Core Bond....................    21.66      23.15      22.75      24.80      26.24
Balanced.....................    29.12      32.46      35.91      34.75      32.55
Value & Income...............    33.99      38.08      40.87      44.31      42.95
Equity Growth................    37.99      51.57      70.57      58.57      46.26
Calvert Series...............    22.41      26.13      29.06      27.58      25.38

                                                    UNIT VALUE                              UNITS OUTSTANDING
                               ----------------------------------------------------   ------------------------------
                               DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                                 2002       2003       2004       2005       2006       1997       1998       1999
                               --------   --------   --------   --------   --------   --------   --------   --------
Money Market.................   $18.81     $18.84     $18.91     $19.29     $20.01     47,018     40,999     13,122
Inflation-Protected
 Securities (formerly,
 Intermediate Government
 Bond).......................    19.84      19.94      20.03      20.08      20.55     14,366     27,614     13,708
Core Bond....................    28.36      29.35      30.38      30.76      31.69     26,763     39,571     16,207
Balanced.....................    28.97      33.73      36.13      37.73      41.70    163,289    167,348     77,105
Value & Income...............    36.00      45.06      50.32      53.20      63.51    474,554    434,610    266,130
Equity Growth................    35.00      43.82      46.70      49.51      50.99    242,846    247,234    142,912
Calvert Series...............    22.05      26.03      27.87      29.13      31.34     26,219     31,111     15,386

                                                           UNITS OUTSTANDING
                               --------------------------------------------------------------------------
                               DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                                 2000       2001       2002       2003       2004       2005       2006
                               --------   --------   --------   --------   --------   --------   --------
Money Market.................    9,488     14,818     21,373     16,085     10,564      5,786      5,927
Inflation-Protected
 Securities (formerly,
 Intermediate Government
 Bond).......................    9,742     23,408     35,823     14,922     12,729      7,500      4,321
Core Bond....................   11,172     14,282     13,580      9,898      8,726      7,375      5,418
Balanced.....................   67,074     60,898     52,976     48,109     47,323     44,270     39,005
Value & Income...............  219,973    200,912    159,138    147,238    139,062    123,843    111,730
Equity Growth................  142,030    110,873     81,284     74,686     68,770     57,543     48,974
Calvert Series...............   12,809     10,518     11,098     12,036     12,993     13,850     14,357

---------------
Further information about the performance of Keynote is contained in the Annual Report of Keynote which is available, free of charge, by contacting MONY at the address or at the telephone number set forth on the cover of this Prospectus. For more information about accumulation unit values, see "Determination of Unit Value," page 20.

THE CONTRACTS

     We no longer offer these Contracts. We will continue to accept Purchase Payments under existing Contracts. This prospectus is used with current Contract owners only. You should note that your Contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your Contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your Contract.

     Insofar as possible, the provisions of the Contracts are identical, and the information provided in this Prospectus is generally applicable to all Contracts. However, whenever statutory or administrative considerations require significant differences among the Contracts, such differences are explained separately for each.

KEYNOTE

     Purchase Payments under the Contract(s) are allocated to Keynote which is a separate account of MONY. Keynote is divided into Subaccounts, six of which correspond to Diversified Investors Portfolios' Money Market, Inflation-Protected Securities, Core Bond, Balanced, Value & Income, and Equity Growth Series, respectively. The Calvert Series Subaccount invests in the Calvert Series. The assets in each Subaccount are invested in the corresponding series of Diversified Investors Portfolios or the Calvert Series at their net asset value (See "Diversified Investors Portfolios" and "Calvert Series" at page 13.) Each series of Diversified Investors Portfolios is managed by Diversified Investment Advisors, Inc. ("Diversified"). Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter. Effective June 6, 2005, AXA Advisors replaced MONY Securities Corporation as both distributor and principal underwriter. The Calvert Series is a series of Calvert Variable Series, Inc., (formerly, Acacia Capital Corporation) (the "Fund") a diversified open-end management company whose investment adviser is Calvert Asset Management Company, Inc.

     The value of a Participant's Accumulation Account maintained in Keynote will vary based upon the investment experience of the series of Diversified Investors Portfolios or the Calvert Series to which Purchase Payments are allocated.

     The Calvert Series is an actively managed portfolio of common and preferred stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the social concern criteria established by the Calvert Series. A copy of the Calvert Series Prospectus appears at the end of this Keynote Prospectus. Diversified Investors Portfolios is an open-end, diversified management investment company which has six series with differing investment objectives available under the Contracts. See "Diversified Investors Portfolios" at page 13 herein.

CHARGES

     MONY makes daily charges against the net assets of Keynote at a maximum annual rate of 1.25%, consisting of 0.80% for mortality risks and 0.45% for administrative expense risks. The annual rate charged is 1.10% consisting of 0.70% for mortality risks and 0.40% for administrative expense risk. However, MONY reserves the right to charge a maximum fee of 1.25% upon notice thereafter. (See "Charges -- Charges for Mortality and Expense Risks" on page 15.) In addition, MONY reserves the right to deduct an annual contract charge, not to exceed $50, from a Participant's Accumulation Account (See "Charges -- Annual Contract Charge" on page 15.)

     In addition to the charges set forth above, Diversified, which serves as an investment adviser to each series of Diversified Investors Portfolios, and Calvert Asset Management Company, Inc., which serves as investment adviser to the Calvert Series, impose a charge against the net asset value of each series of Diversified Investors Portfolios or the Calvert Series, as appropriate, computed daily, for investment advisory services and other expenses.

     Premium taxes may be payable on annuity considerations. (See "Premium Tax" on page 16.)

CREDIT AND ALLOCATION OF PURCHASE PAYMENTS

     Purchase Payments will be credited to the Subaccounts designated by the Participant in the form of Units. The number of Units credited will not change but the dollar value of a Unit will vary depending upon the investment experience of the series of Diversified Investors Portfolios or the Calvert Series, as appropriate. (See "Credit of Purchase Payments" on page 19.)

REDEMPTION

     A Participant may redeem at any time prior to the time an annuity benefit takes effect and prior to his death all or a portion of the Units credited to his Accumulation Account without any charge, subject to any limitations in the underlying Plan. There are no redemption charges.

     A penalty tax may be payable under the Code upon the redemption of amounts from an Accumulation Account under the Contract and other significant withdrawal restrictions may be imposed by the Code.

TRANSFERS

     A Participant may transfer all or a portion of his/her Accumulation Account in Keynote among the various Subaccounts. No transfer charges are imposed, and there is no limit to the number of transfers, subject to the limitations described in the following section. While MONY has no present intention to do so, it reserves the right to impose transfer charges at a later date. If MONY were to impose transfer charges, this prospectus would be amended to reflect any applicable fee. Transfers may be made in writing or by telephone by calling
(914) 697-8000. (See "Transfers" on page 18.) MONY reserves the right to discontinue allowing telephone transfers.

FREQUENT ALLOCATIONS OF PURCHASE PAYMENTS

     Frequent purchases and redemptions of investment in Keynote (and therefore indirectly in the underlying mutual fund shares) may interfere with the efficient management of a mutual fund's portfolio by its portfolio manager, increase portfolio transaction costs, and may also have a negative effect on the long term investors in the Subaccounts and the underlying mutual funds. For example, in order to handle large flows of cash into and out of the underlying mutual fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund's investment objective. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from a fund's performance. In addition, the return received by long term investors may be reduced when allocations by other investors are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that a fund's share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the fund's portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

     Because of the potential harm to the Subaccounts and their long term investors, MONY has implemented policies and procedures that are intended to discourage excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, a Subaccount may limit additional allocations of purchase payments directed to the Subaccount by Participants who are believed by the underlying fund manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent allocations of purchase payments. For this reason, MONY has not adopted any specific restrictions on allocations of purchase payments, but each Subaccount reserves the right to reject any allocation with or without prior notice to the Participant. It is the intent of these policies not to accommodate market timing. In cases where surveillance of a particular Participant account establishes what the underlying fund manager believes to be obvious market timing, MONY will seek to block future allocations of purchase payments by that Participant. Where surveillance of a particular Participant account indicates activity that the underlying fund manager believes could be either abusive or for legitimate purposes, the Subaccount may permit the Participant to justify the activity.

     The Subaccounts' policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Subaccounts reserve the right to modify these or adopt additional policies and restrictions in the future. Participants should be aware, however, that any surveillance techniques currently employed by the Subaccounts or other techniques that may be adopted in the future, may not be effective.

     As noted above, if a Subaccount is unable to detect and deter trading abuses, the Subaccount's performance, and its long term investors, may be harmed. In addition, because the Subaccounts have not adopted any specific limitations or restrictions on allocations of purchase payments, investors may be harmed by the extra costs and portfolio management inefficiencies that result from frequent allocations of purchase payments, even when the allocations are not for abusive purposes. Because the Subaccounts apply their policies and procedures in a discretionary manner, different Participants may be treated differently, which could result in some investors being able to engage in frequent trading while others bear the costs and effects of that trading. The Subaccounts will provide advance notice to Participants of any specific restrictions on allocations of purchase payments that the Subaccounts may adopt in the future.

     Additionally, the Diversified Investors Portfolios have adopted policies and procedures to prevent the selective release of non-public information about the portfolio holdings, as such information may be used for market-timing and similar abusive practices.

PAYMENT OPTIONS

     Unless a Fixed Annuity is elected, a Participant will receive a lump sum payment at the end of the Accumulation Period. The Contracts may provide for several Fixed Annuity options: Life Annuity, Life Annuity With Period Certain, Specified Fixed Period Annuity, Contingent Annuity and Contingent Annuity With Period Certain. For NQDC, an installment payment option may also be available. (See "Payment Options" on page 21.)

VOTING RIGHTS

     To the extent required by law, MONY will vote the interests in Diversified Investors Portfolios and the Calvert Series held in Keynote in accordance with the instructions received from Contractholders, IRA Contractholders and NQDC Contractholders; the Contractholders will instruct MONY in accordance with the instructions received from Participants. (See "Voting Rights" on page 23.)

DEATH BENEFIT

     If a Participant dies before the Annuity Purchase Date, the Accumulation Account value will be paid to his/her beneficiary in a lump sum. (See "Death Benefit" on page 20.)

DISTRIBUTION OF THE CONTRACTS

     AXA Advisors, LLC ("AXA Advisors") serves as both the distributor and principal underwriter of the Contracts. The Contracts are no longer sold, but Purchase Payments may be made under the existing Contracts. Prior to June 6, 2005, MONY Securities Corporation ("MSC") served as both the distributor and principal underwriter of the Contracts. Effective June 6, 2005, registered representatives of MSC became registered representatives of AXA Advisors and AXA Advisors replaced MSC as both distributor and principal underwriter of the Contracts.

                                      MONY

     MONY Life Insurance Company ("MONY"), is a New York stock life insurance corporation organized in 1842. MONY is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of MONY, and under its other arrangements with MONY and its parent, AXA exercises significant influence over the operations and capital structure of MONY and its parent. AXA holds its interest in MONY through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and MONY Holdings, LLC. MONY is obligated to pay all amounts that are promised to be paid under the Contracts.

     The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where MONY is authorized to do business. Interests under the Contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The Contract is a "covered security" under the federal securities laws.

     We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     AXA Financial, Inc. and its consolidated subsidiaries managed approximately $795 billion in assets as of December 31, 2006. The Company is licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

     On July 8, 2004, AXA Financial completed its acquisition of The MONY Group Inc., which was, prior to that date, the parent company of MONY.

                             KEYNOTE SERIES ACCOUNT

     Keynote was established by MONY under New York Insurance Law on December 16, 1987 as a separate account. Keynote will hold assets that are segregated from all of MONY's other assets and at present is used only to support the Contracts. MONY is the legal holder of the assets in Keynote and will at all times maintain assets in Keynote with a total market value at least equal to the contract liabilities for Keynote. The obligations under the Contracts are obligations of MONY. Income, gains, and losses, whether or not realized, from assets allocated to Keynote, are, in accordance with the Contracts, credited to or charged against Keynote without regard to other income, gains, or losses of MONY. The assets in Keynote may not be charged with liabilities which arise from any other business MONY conducts. Keynote assets may include accumulation of the charges MONY makes against a Contract participating in Keynote. From time to time, any such additional assets may be transferred in cash to MONY's general account.

     Keynote is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of Keynote. Although Keynote is registered, the SEC does not monitor the activity of Keynote on a daily basis. MONY is not required to register, and is not registered, as an investment company under the 1940 Act. For state law purposes, Keynote is treated as a part or division of MONY.

     There are currently seven Subaccounts within Keynote which are available for allocation of Purchase Payments under the Contracts. The Calvert Series Subaccount invests only in the Calvert

Social Balanced Portfolio (the "Calvert Series"), a series of Calvert Variable Series, Inc. ("Calvert Variable"), an open-end management investment company registered with the SEC under the 1940 Act. The six other Subaccounts invest in six respective series of Diversified Investors Portfolios, an open-end diversified management investment company registered with the SEC under the 1940 Act. Set forth below is a brief description of the Calvert Series and Diversified Investors Portfolios. A full description of the Calvert Series, its investment objectives, policies and restrictions, its expenses, the risks attendant in investing therein and other aspects of its operations is contained in the accompanying prospectus for the Calvert Series. Full descriptions of the six series of Diversified Investors Portfolios, their investment objectives, policies and restrictions, their expenses, the risks attendant to investing therein and other aspects of their operations are set forth herein under "Diversified Investors Portfolios". Further disclosure appears in the Statement of Additional Information. Each Participant should periodically consider his/her allocation among the Subaccounts in light of current market conditions and the investment risks attendant to investment in the various series of Diversified Investors Portfolios and the Calvert Series.

CALVERT SERIES

     The Calvert Series is a series of Calvert Variable Series, Inc. ("CVS"), a Maryland corporation registered with the SEC under the 1940 Act as an open-end management investment company, whose investment adviser is Calvert Asset Management Company, Inc. The shares of CVS are currently sold only to insurance companies for allocation to their separate accounts to fund the benefits under certain variable annuity and variable life insurance policies issued by such companies. For additional risk disclosure, see the Calvert Series prospectus which is contained in the last section of this Prospectus. Keynote will purchase and redeem shares from the Calvert Series at net asset value.

     The investment objective of the Calvert Series is set forth in the prospectus for the Calvert Series which appears at the end of this Prospectus. Briefly, the objective is to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria established for the Calvert Series. There can be no assurance that the objective of the Calvert Series will be realized.

DIVERSIFIED INVESTORS PORTFOLIOS

     Each of the other six Subaccounts of Keynote listed below invests exclusively in the corresponding series of Diversified Investors Portfolios set forth below:

           DIVERSIFIED SUBACCOUNT                 SERIES OF DIVERSIFIED INVESTORS PORTFOLIOS
           ----------------------                 ------------------------------------------
Keynote Money Market Subaccount..............    Diversified Investors Money Market Portfolio
                                                 (the "Money Market Series")
Keynote Inflation-Protected Securities
  Subaccount.................................    Diversified Investors Inflation-Protected
                                                 Securities Portfolio (the
                                                 "Inflation-Protected Securities Series")
Keynote Core Bond Subaccount.................    Diversified Investors Core Bond Portfolio
                                                 (the "Core Bond Series")
Keynote Balanced Subaccount..................    Diversified Investors Balanced Portfolio (the
                                                 "Balanced Series")
Keynote Value & Income Subaccount............    Diversified Investors Value & Income
                                                 Portfolio (the "Value & Income Series")
Keynote Equity Growth Subaccount.............    Diversified Investors Equity Growth Portfolio
                                                 (the "Equity Growth Series")

     Diversified Investors Portfolios is registered with the SEC under the 1940 Act as an open-end diversified management investment company. This registration does not involve supervision by the SEC of the management or investment practices or policies of Diversified Investors Portfolios.

     Diversified acts as investment adviser and administrator to each series of Diversified Investors Portfolios. With respect to each series of Diversified Investors Portfolios, Diversified has contracted for certain investment advisory services with one or more subadvisers. Diversified and the subadviser or subadvisers for a particular series of Diversified Investors Portfolios are referred to herein collectively as the "Advisers". The investment objectives of the series of Diversified Investors Portfolios currently available under the Contracts through Subaccounts are described briefly below. There can be no assurance that the investment objectives of any of the series will be met. An investor's interest in a Keynote Subaccount is neither insured nor guaranteed by the U.S. Government.

     Money Market Series: To provide liquidity and as high a level of current income as is consistent with the preservation of capital.

     Inflation-Protected Securities Series: To seek maximum real return consistent with the preservation of capital.

     Core Bond Series:  To achieve maximum total return.

     Balanced Series: To provide a high total investment return through investment in a broadly diversified portfolio of stocks, bonds and money market instruments.

     Value & Income Series: To provide a high level of current income through investment in a diversified portfolio of common stocks with relatively high current yield; capital appreciation is a secondary objective.

     Equity Growth Series: To provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with potential for above-average growth in earnings; current income is a secondary objective.

     See "Diversified Investors Portfolios" at page 13 and the Statement of Additional Information for more information on each series.

                                    CHARGES

CHARGES FOR MORTALITY AND EXPENSE RISKS

The maximum daily charges against Keynote for mortality and expense risks assumed by MONY are computed and deducted from the value of the net assets of Keynote. This maximum daily charge will be at the rate of 0.003425% (equivalent to an annual rate of 1.25%) of the average daily net assets of Keynote. The daily charge will be deducted from the net asset value of Keynote, and therefore the Subaccounts, on each Valuation Date. Where the previous day (or days) was not a Valuation Date, the deduction on the Valuation Date will be 0.003425% multiplied by the number of days since the last Valuation Date. The sum of these charges on an annual basis will not exceed 1.25% of the average net assets invested in Keynote. Of this charge, MONY estimates that 0.80% is for mortality risk and 0.45% is for expense risk. (The daily charge from Keynote based on an annual mortality and expense risk rate of 1.10% (0.70% for mortality risks and 0.40% for administrative expense risks), which was effective May 1, 1994, is 0.030139%.

     The mortality risk is that individuals may live for a longer period of time than projected and therefore a greater amount of annuity benefits than projected will be payable. The expense risk is that expenses incurred in issuing and administering the Contract will exceed the administrative expense charge provided in the Contract. MONY believes that this level of charge is within the range of industry practice for comparable group variable annuity contracts.

     Sales distribution expenses and any other expenses in excess of the described charges will be paid from MONY's general account and not directly from Keynote or from the mortality and expense risk charges. However, asset charges for MONY's assumption of mortality and expense risks might be a source of contribution to the surplus in MONY's general account.

ANNUAL CONTRACT CHARGE

     MONY reserves the right to deduct an annual contract charge from a Participant's Accumulation Account to reimburse MONY for administrative expenses relating to the maintenance of the Contracts. MONY has no present intention to impose such a charge; however, MONY may, in the future, impose such a charge in accordance with the provisions of the Contracts. Any such annual charge will not exceed $50. MONY also reserves the right, if such a charge is imposed, to waive, on a temporary or permanent basis, all or part of such charge for certain classes of Contracts or for certain new classes of Contracts which may be sold in the future.

INVESTMENT MANAGEMENT FEE

     Because Keynote purchases interests in certain series of Diversified Investors Portfolios and the Calvert Series, the net assets of Keynote will reflect the investment management fee and other expenses incurred by those series of Diversified Investors Portfolios and the Calvert Series.

     Diversified serves as the investment adviser to each series of Diversified Investors Portfolios. For information with respect to the arrangements under which Diversified provides such advisory services, including charges and arrangements with subadvisers, reference is made to the information set forth under "Management of Diversified Investors Portfolios" on page 41.

     Calvert Asset Management Company, Inc. ("CAMCO") (4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814) is the investment adviser to the Calvert Series and provides day-to-day investment management services to the Calvert Series. It has been managing mutual funds since 1976. As of March 31, 2007, CAMCO was the investment adviser for 40 mutual fund portfolios, including the first family and broadest array of socially screened funds, and had over $14 billion in assets under management.

     CAMCO uses a team approach to its management of the Calvert Series. Information about the Calvert Series' portfolio management team, as well as the investment management fees charged by CAMCO is contained in the accompanying prospectus of the Calvert Series.

     CVS has obtained an exemptive order from the Securities and Exchange Commission to permit the Calvert Series, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Series' subadvisers without shareholder approval.

PREMIUM TAX

     Under the laws of certain jurisdictions, premium taxes are payable on annuity considerations which can include Purchase Payments or the Accumulation Account under the Contracts. Any applicable premium taxes will generally be deducted when the Accumulation Account under a Contract is applied to purchase an annuity. Under present laws, the range of premium taxes is from 0% to 3.5%. The laws of the various jurisdictions relating to annuity taxes and the interpretations of such laws are subject to changes which may affect the deductions, if any, under the Contracts for such taxes.

                            SUMMARY OF THE CONTRACTS

     We no longer offer these Contracts. We will continue to accept Purchase Payments under existing Contracts. This prospectus is used with current Contract owners only. You should note that your Contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your Contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your Contract.

OWNERSHIP

     The employer or association purchasing a Contract is the owner of the Contract for the benefit of the Participants. The Contract will cover all eligible Participants under a Plan. Each Participant will receive a certificate at the time his/her first annuity payment becomes payable, or earlier, if required by applicable law. The certificate summarizes the Participant's benefits under the Contract.

PURCHASE PAYMENTS

     With respect to the Section 401(a) Contract, the employer and/or employee will make contributions pursuant to the underlying retirement Plan. The Section 401(k) and NQDC Contracts will accept employer and/or employee contributions pursuant to the terms and conditions of the underlying Plan. As to the Section 403(b) Contract, the employer will make Purchase Payments in accordance with a salary reduction agreement or an agreement to forego a salary increase, except with respect to employer-sponsored Section 403(b) Plans under which the employer will make contributions pursuant to the underlying retirement Plan. In the case of the Section 408 IRA Contract, the employer or association as agent for the Participant will make Purchase Payments on behalf of and as determined by each participating employee or association member in a payroll deduction arrangement pursuant to a salary reduction agreement. An Accumulation Account will be established for each Participant which will record the number of Units held in each Subaccount. Purchase Payments may be allocated among any of the Subaccounts.

     All Purchase Payments in Keynote credited to an Accumulation Account are vested and nonforfeitable. However, Purchase Payments made by employers, including all such payments made under a Section 401(a) Contract, which are not the result of a reduction in salary or a give up in salary agreement, under an employer-sponsored Plan may be forfeitable but are generally subject to the vesting requirements, where applicable, of the Employee Retirement Income Security Act of 1974, as amended. In general, all Purchase Payments made to the NQDC and Section 457 Contracts may be forfeitable even though partially or fully vested.

EMPLOYER SPONSORED PLAN REQUIREMENTS

     Since the Contracts are intended to implement the Plans of state educational organizations, organizations that qualify for tax-exempt status under Code Section 501(c)(3), IRA Contractholders and, in the case of Section 401(a) and/or Section 401(k) and NQDC Contracts, for taxable subsidiaries of such organizations and stand-alone taxable organizations and since such Plans may be sponsored by employers or associations who may have their own desires regarding certain Plan details and the manner in which the Plan is to be administered, there will be some variations in details in the Contract and Plan to reflect such desires. Reference to the provisions of the Plan in which the individual is a Participant must be made in all cases for particulars.

RIGHTS OF THE PARTICIPANT UNDER THE CONTRACT

     There are no stipulated or required Purchase Payments to be made under the Contract. Except for the 15 days prior to a Participant's Annuity Purchase Date (See "Annuity Purchase Date" at page 21) during which no Purchase Payments will be accepted by MONY, an employer may make Purchase Payments during a Participant's Accumulation Period in the amount authorized by the Participant. The Contract permits the Participant to elect his/her Annuity Purchase Date, to allocate Purchase Payments, to redeem all or a portion of the Units in his/her Accumulation Account, to designate beneficiaries, and to elect Fixed Annuity options, except that employer-sponsored Plans may affect these rights.

     During a Participant's Accumulation Period, one's rights and those of the Contractholder or IRA Contractholder shall be as set forth in the Contract and Plan. On and after the Annuity Purchase Date, or on the Participant's death, if earlier, all rights, as specified in the Contract and Plan, shall belong to the Participant or beneficiary as the case may be.

RIGHTS UPON SUSPENSION OF CONTRACT OR TERMINATION OF PLAN

     403(b) Contract

     In the event that the making or receipt of all Purchase Payments under certain 403(b) Contracts is discontinued or a Contractholder discontinues Purchase Payments for a Participant, MONY shall give written notice thereof to the appropriate Participant(s) together with notice of the right of the Participant to elect to have the value of his/her Accumulation Account applied under one of the following options: (1) to be held and distributed by MONY in accordance with the terms of the Contract, (2) to be paid to him/her in cash, or
(3) in the event of suspension of the Contract or termination of the Plan, to be transferred to an alternate funding agency (e.g., another insurance company). Certain other 403(b) Contracts require the Contractholder, not MONY, to give written notice thereof to Participants.

     401(a) Contract/401(k) Contract and NQDC Contracts

     If the Contractholder terminates its Plan or discontinues Purchase Payments, it is the Contractholder's responsibility, and not MONY's, to give written notice thereof to the affected Participants. In such cases, the Contractholder shall elect to have the entire balance held under the Contract applied under one of the following options: (1) to be held and distributed by MONY in accordance with the terms of the Contract; (2) to be transferred to an alternate funding agency (e.g., another insurance company); or (3) to purchase deferred, paid-up life annuity benefits for Participants.

     457 and 408(IRA) Contracts

     If the Contractholder terminates its Plan or the Contractholder or IRA Contractholder discontinues purchase payments for a Participant or itself, MONY shall give written notice thereof to the appropriate Participant(s) together with notice of the right of the Participant to elect to have the value of his/her Accumulation Account applied under either of the following options: (1) to be held and distributed by MONY in accordance with the terms of the Contract or (2) to be paid to him/her in cash, except that, under the terms of certain 457 Contracts, the Contractholder, not MONY, shall give notice to affected Participants.

FAILURE OF QUALIFICATION

     In the event that a Plan, Contractholder or IRA Contractholder or a Participant thereunder becomes ineligible for any previously applicable tax benefits under the Code, MONY upon notice thereof may refuse during the period of such ineligibility to accept Purchase Payments with respect to that Plan or Participant. A failure of qualification under a particular Contract shall have no effect on other issued and outstanding Contracts.

TRANSFERS

     No transfers may be made between any of the Contracts; however, the following transfers are permissible with respect to each Contract.

     401(a), 401(k), 403(b), 457, 408(IRA) and NQDC Contracts

     A Participant may transfer all or a portion of his/her Accumulation Account in Keynote among the various Subaccounts. No transfer charges are imposed, and there is no limit to the number of transfers permitted. While MONY has no present intention to do so, MONY reserves the right to impose transfer charges at a later date.

     Transfers from the MONY Section 403(b), Section 401(a), Section 401(k) and NQDC Group Fixed Annuity and 408(IRA) Contracts to a Participant's Accumulation Account under the Keynote Contracts are permitted only to the Subaccounts which invest in the Balanced Series, Value & Income Series, Equity Growth Series or Calvert Series. Transfers from a Participant's Accumulation Account under the Keynote Contracts to the MONY Section 403(b), Section 401(a), Section 401(k) and NQDC Group

Fixed Annuity Contracts are permitted, subject to certain restrictions in both Contracts. Certain other restrictions which apply to transfers from the MONY
Section 403(b), Section 401(a), Section 401(k) and NQDC Group Fixed Annuity and 408(IRA) Contracts to the Keynote Contracts are contained in the MONY Section 403(b), Section 401(a), Section 401(k) and NQDC Group Fixed Annuity and Section 408(IRA) Contracts.

     Transfers may be made in writing or by telephoning (914) 697-8000. Transfers are effective within 48 hours of receipt of instructions. All Participants should be aware that a transfer authorized by telephone and reasonably believed to be genuine by MONY may subject the Participant to risk of loss if such instruction is subsequently found not to be genuine. MONY will employ reasonable procedures, including requiring Participants to give certain identification information and tape recording of telephone instructions, to confirm that instructions communicated by telephone are genuine. To the extent that MONY fails to use reasonable procedures to verify the genuineness of telephone instructions, MONY may be liable for any losses due to telephone instructions that prove to be fraudulent or unauthorized.

                            RIGHTS RESERVED BY MONY

     Subject to compliance with applicable laws and, when required by law, approval of the Contractholders, IRA Contractholders, NQDC Contractholders and/or Participants and any appropriate regulatory authority, MONY reserves the right to make the following changes:

     (1) To operate Keynote in any form permitted under the 1940 Act or in any other form permitted by law;

     (2) To take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act;

     (3) To transfer any assets in a Subaccount of Keynote to another Subaccount of Keynote, or to one or more separate accounts, or to MONY's general account to the extent permitted by law or to add, combine or remove Subaccounts in a separate account;

     (4) To substitute, for the interests in a series of Diversified Investors Portfolios or the Calvert Series held in any Subaccount, interests in another series of Diversified Investors Portfolios or interests in another investment company or any other investment permitted by law; and

     (5) To make any necessary technical changes in the Contracts in order to conform with any of the above-described actions or as may be required or permitted by applicable laws affecting Keynote or the Contracts.

                              CREDIT OF PURCHASE PAYMENTS

     A Participant's initial Purchase Payment will be credited to the Participant's Accumulation Account to provide Units as of a Valuation Date for the Valuation Period, not later than (1) two business days after receipt of the Purchase Payment by MONY at 4 Manhattanville Road, Purchase, New York 10577, if the contract application and/or Participant's enrollment form is complete upon receipt, or (2) two business days after an application and/or enrollment form which is incomplete upon receipt by MONY is made complete, provided that if such information is not made complete within five business days after receipt, (i) the prospective Participant will be informed of the reasons for the delay, and
(ii) the initial Purchase Payment will be returned immediately and in full, unless the prospective Participant specifically consents to MONY retaining the Purchase Payment until such information is made complete.

     Subsequent Purchase Payments will be credited to the Participant's Accumulation Account to provide Units as of the Valuation Date for the Valuation Period in which the Purchase Payment is received in good order by MONY.

ALLOCATION OF PURCHASE PAYMENTS

     Upon receipt of a Purchase Payment, it will be credited to the Subaccount designated by the Participant in the form of Units. The number of Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount(s) by the Unit value of that Subaccount for the

Valuation Date for the Valuation Period on which the Purchase Payment is received. The number of Units shall not be changed by any subsequent change in the value of a Unit, but the dollar allocation value of a Unit will vary in amount depending upon the investment experience of the applicable Subaccount.

     Allocation instructions may be changed at any time by sending to MONY a correctly completed allocation form. Any change in allocations will be effective within 10 business days following receipt of the allocation form by MONY. If an allocation form is incorrectly completed, Purchase Payments will be credited in accordance with the most recent allocation form on record. MONY reserves the right to limit a Participant's right to change allocation instructions to four times a calendar year.

DETERMINATION OF UNIT VALUE

     The Unit value for each of the Subaccounts was established at $10 for the first Valuation Date. The Unit value for a Subaccount for any subsequent Valuation Date is determined by subtracting (b) from (a) and dividing the result by (c), where

     (a) is the aggregate net asset value on the Valuation Date of all investments by the Subaccount in the series of Diversified Investors Portfolios or the Calvert Series in which the Subaccount invests, and

     (b) is the mortality and expense risk charge accrued as of that Valuation Date, and

     (c) is the total number of Units held in the Subaccount on the Valuation Date before the purchase or redemption of any Units on that Date.

                                 DEATH BENEFIT

     Under a Section 403(b), Section 457 and Section 408(IRA) Contract, if a Participant dies before the Annuity Purchase Date (See "Annuity Purchase Date" on page 21), the value of his/her Accumulation Account will be paid to the beneficiary in a lump sum. If the beneficiary is under the age of 75 at the time of the Participant's death, the beneficiary may elect to have this lump sum applied to provide a Fixed Annuity. A lump sum payment to some extent may be taxed as ordinary income to the beneficiary in the year received. A beneficiary should consider the possible tax advantages to electing an annuity. Under a
Section 401(a) and/or Section 401(k) Contract, however, the underlying tax-qualified Plan is generally required to provide that in the case of a married Participant, a survivorship annuity death benefit will be paid to the surviving spouse if the Participant dies prior to retirement. In each case involving a
Section 401(a) and/or Section 401(k) Contract, reference must be made to the underlying Plan for particulars.

     If the Participant dies before the Annuity Purchase Date, his/her entire interest must generally be distributed within five (5) years after the date of death, or if payable to a designated beneficiary must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, within one year after the date of death. If the beneficiary is the Participant's spouse, distributions are not required to be made until the April 1st after the end of the calendar year in which the Participant would have attained age 70 1/2; if the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the Participant (owner).

     If a lump sum payment is elected, the Accumulation Account value will be determined on the Valuation Date for the Valuation Period in which a certified copy of the death certificate evidencing the Participant's death is received by MONY. If a Fixed Annuity is elected, the Accumulation Account value will be determined on the Valuation Date for the Valuation Period of the beneficiary's Annuity Purchase Date. For Section 401(a) and/or Section 401(k) and NQDC Contracts, the underlying Plan should be consulted to determine the options available.

     For NQDC Contracts, the remaining value will be paid to a designated beneficiary. If no such beneficiary is so designated or in existence, the remaining value will be paid in the following order: Participant's (1) spouse,
(2) children, (3) parents, (4) siblings and (5) estate.

     For all Contracts except NQDC Contracts, the death benefit is guaranteed to be not less than the total amount of all contributions, less any withdrawals, made by the Participant.

                   REDEMPTION DURING THE ACCUMULATION PERIOD

     For Section 403(b), Section 457 and Section 408(IRA) Contracts and subject to applicable federal tax law restrictions, a Participant at any time during his/her Accumulation Period and prior to his/her death may redeem all or a portion of the Units credited to the Accumulation Account. There is no redemption charge. (See "Federal Income Tax Status" on page 25.)

     The Accumulation Account value redeemed or the Units remaining after a partial redemption will be determined on the Valuation Date for the Valuation Period in which a written request for a redemption on a form approved by MONY is received by MONY. The Accumulation Account will be reduced by the lesser of the number of Units obtained by dividing the amount of the redemption request by the Unit value for that day or the number of Units remaining in the Accumulation Account.

     A full or partial redemption payment will be made within seven days after receipt of the written request. A request for a partial redemption must specify the Subaccount(s) from which the partial withdrawal is to be made. Payment may be postponed as permitted by the 1940 Act. Currently, deferment is permissible only when the New York Stock Exchange is closed or trading is restricted, when an emergency exists as a result of which disposal of the interests in Diversified Investors Portfolios or Calvert Series held by Keynote is not reasonably practicable or it is not reasonably practicable to determine fairly the value of these assets, or when the SEC has provided for such deferment for the protection of Participants.

     A withdrawal will generally have federal income tax consequences which may include penalties. (See "Federal Income Tax Status" on page 25.)

     With respect to Section 401(a) and Section 401(k) or NQDC Contracts, the ability to withdraw funds during the Accumulation Period is generally more limited; however, in each instance the underlying Plan document should be consulted to determine what options, if any, are available.

                                PAYMENT OPTIONS

     With respect to Section 403(b), Section 457 and Section 408(IRA) Contracts, unless a Fixed Annuity as described at page 22 is elected, payment to the Participant shall be made at the end of his/her Accumulation Period in a lump sum calculated in the same manner as if a total withdrawal request of one's Accumulation Account had been received by MONY on his/her Annuity Purchase Date. (See above for, "Redemption During the Accumulation Period".) However, Section 401(a) and Section 401(k) and NQDC Contracts provide the funding for the Plans and reference to the particular Plan must be made in each case for details. For example, tax-qualified Plans must generally provide by law that in the case of a married Participant who does not properly elect otherwise, retirement annuity benefits will be paid in the form of a contingent annuity with a survivorship annuity benefit for his surviving spouse at least equal to 50% of the amount which would have been payable if the Participant were living. For NQDC Contracts, the employer may also provide for installment payments without the purchase of an annuity.

ANNUITY PURCHASE DATE

     The Annuity Purchase Date is the first day of the month coincident with or following the receipt by MONY of written notice, submitted through the Participant's employer, of the Participant's retirement (i.e., the termination of employment with his/her employer). Subject to the terms of the Plan, a Participant may elect to retire at any time and receive annuity benefits. As a general rule, benefits must begin no later than April 1 of the calendar year following the year in which the Participant attains age 70 at which time an election to receive an annuity or lump sum benefit must be made.

     In the case of a beneficiary who elects a Fixed Annuity, the Annuity Purchase Date will be the first day of the month following receipt by MONY of the election of a Fixed Annuity; however, if any election is received during the last 15 days of a month, the Annuity Purchase Date will be the first day of the second month after receipt of the election.

     For Section 408(IRA) Contracts, the Annuity Purchase Date is the date the annuity first begins under the terms of the IRA Contract.

FIXED ANNUITY

     Fixed Annuity payments are not made from Keynote but are made from the general account of MONY which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, Fixed Annuity payments and interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. The SEC staff has not reviewed the disclosures in this Prospectus that relate to the Fixed Annuity payments and interests in the general account. Disclosures regarding Fixed Annuity payments and the general account in this Prospectus, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     A Fixed Annuity may not be elected if the initial monthly payment under the form elected would be less than $20. Fixed Annuity payments will be made monthly unless the annuitant elects to receive payments annually, semi-annually or quarterly. Any such election must be made at the same time that the annuitant elects to receive a Fixed Annuity and cannot be changed during the annuity period. Once a Fixed Annuity takes effect, it may not be redeemed, surrendered or changed to any other form of annuity.

FIXED ANNUITY OPTIONS

     The following Fixed Annuity options may be available:

       (i) Life Annuity -- Annuity payments will be made during the lifetime of the annuitant. It would be possible for the annuitant to receive no annuity payment if he/she died prior to the date of the first annuity payment.

      (ii) Life Annuity With Period Certain -- Annuity payments will be made during the lifetime of the annuitant with the guarantee that if the annuitant dies before a period certain elected, the beneficiary will receive payments for the duration of the period. The period certain may be any number of years between 5 and 20 inclusive.

     (iii) Specified Fixed Period Annuity -- Annuity payments will be made for a specified fixed period elected by the annuitant. If the annuitant dies during the specified fixed period, the annuity payments for the remainder of the period will be paid to the beneficiary. No annuity payments are made after the expiration of the specified fixed period even if the annuitant survives. The specified fixed period may be for any number of years between 10 and 30 years inclusive.

      (iv) Contingent Annuity -- Annuity payments will be made during the joint lifetimes of the annuitant and a designated second person ("contingent annuitant") with payments continued during the remaining lifetime of the contingent annuitant. Annuity payments to the contingent annuitant may be made in the same amount paid while both annuitants lived or a lesser percentage of this amount. For Section 401(a) and/or Section 401(k) Contracts, in the absence of a proper election by the Participant, a contingent annuity with a survivorship annuity benefit for the surviving spouse at least equal to 50% of the amount which would have been payable if the Participant were living will be the normal form of benefit.

           If the contingent annuitant dies before the first annuity payment to the annuitant, the contingent annuity election will be void and the annuitant will receive a Life Annuity. If the contingent annuitant dies after the first annuity payment to the annuitant, but before the death of the annuitant, annuity payments under the Contingent Annuity election will be made to the annuitant during his/her lifetime. If the annuitant and the contingent annuitant die before the date of the first annuity payment, no annuity payments will be made.

       (v) Contingent Annuity With Period Certain -- Annuity payments will be made during the joint lifetimes of the annuitant and a designated second person ("contingent annuitant"). Annuity payments to the contingent annuitant may be in the same amount as paid to the annuitant or a lessor percentage of that amount and will be made for a period certain of any number of years between 5 and 20 years inclusive.

     The Life Annuity With Period Certain and the Specified Fixed Period Annuity may only be elected for a number of years that will not exceed an annuitant's life expectancy. The annuity benefit option elected by the Participant will affect the level of annuity payments the Participant will receive. The longer annuity payments are projected to continue based upon actuarial possibilities, the lower annuity payments will be.

     The annuity purchase rates for these Fixed Annuity benefits shall not exceed, during the first 10 years of the Contracts, the maximum rates set forth in the Contracts. Thereafter, the annuity purchase rate will be the rate declared by MONY for all Fixed Annuity benefits purchased under the applicable Contract in the same Contract Year in which the Annuity Purchase Date occurs. The guaranteed level of Fixed Annuity payments will be determined based upon (i) a Participant's Accumulation Account value on the Annuity Purchase Date, (ii) the applicable annuity purchase rate on the Annuity Purchase Date which will reflect the age of the Participant and (iii) the type of Fixed Annuity option elected.

PAYMENTS TO A BENEFICIARY FOLLOWING THE ANNUITANT'S DEATH

     If any annuity payment is payable to the beneficiary after the death of an annuitant on or after his/her Annuity Purchase Date but during a period certain, it shall be payable as each payment becomes due to the beneficiary. If the benefit is payable to more than one beneficiary, it shall be paid in equal shares to such beneficiaries, the survivors or survivor, unless the annuitant has elected otherwise. Upon the death of the last surviving beneficiary, MONY shall pay the commuted value of any remaining payments in a lump sum cash payment to the estate of such last surviving beneficiary in lieu of any further income payments.

     The annuitant's beneficiary may direct in writing to MONY that any income payable after the death of the annuitant or contingent annuitant be terminated and a single commuted value be paid to the beneficiary. The commuted values referred to above shall be based upon the value of the payments for the balance of the period certain determined as of the date MONY receives written notice of the beneficiary's election to receive the commuted value on the basis of the interest rate (compounded annually) inherent in the annuity purchase rate applied to provide the annuitant's Fixed Annuity.

                                 VOTING RIGHTS

     The assets held in the Subaccounts of Keynote will be invested in the corresponding series of Diversified Investors Portfolios or the Calvert Series. MONY is the legal holder of these interests and shares held in a Subaccount and as such has the right to vote to elect the governing Boards of Diversified Investors Portfolios and the Fund, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund, and to vote upon any other matter that may be voted upon at a shareholders' meeting. To the extent required by law, MONY will vote at regular and special shareholder meetings in accordance with the instructions received from Contractholders, IRA Contractholders and NQDC Contractholders. The record date for any such vote shall be selected by the governing Boards of Diversified Investors Portfolios or the Calvert Series. MONY will furnish Contractholders, IRA Contractholders and NQDC Contractholders with the proper forms to enable them to give it these instructions.

     Each Contractholder, IRA Contractholder and NQDC Contractholder will have the equivalent of one vote per $100 of the dollar value of the Accumulation Accounts in a Contract held in each Subaccount of Keynote, with fractional votes for amounts less than $100. These votes, represented as votes per $100 of Accumulation Account value in each Subaccount of Keynote, are converted into a proportionate number of votes in beneficial interests in a series of Diversified Investors Portfolios or shares of the Calvert Series. Interests held in each Subaccount for which no timely instructions from Contractholders, IRA Contractholders or NQDC Contractholders are received will be voted by MONY in the same proportion as those interests in that Subaccount for which instructions are received. Should applicable federal securities laws or regulations permit, MONY may elect to vote in its own right.

     A Participant will have the right to instruct the Contractholder, IRA Contractholder or NQDC Contractholder with respect to interests in the series of Diversified Investors Portfolios or the Calvert Series attributable to his/her portion of the Accumulation Account held in each Subaccount of Keynote.

Each Participant under the Contract shall receive a statement of the amount attributable to his/her participation in each Subaccount of Keynote and stating his/her right to instruct the Contractholder as to how to vote such interest. MONY will provide voting instruction materials to the Contractholder, IRA Contractholder or NQDC Contractholder and to the Participants.

     The Contractholder, IRA Contractholder and NQDC Contractholder shall provide voting instructions to MONY with respect to interests attributable to the Accumulation Account values held in a Subaccount in accordance with instructions received by Participants. For interests for which no timely instructions from Participants are received, the Contractholder, IRA Contractholder or NQDC Contractholder will instruct MONY to vote these interests in the same proportion as those shares for which instructions from Participants are received.

     Matters on which the Contractholder, IRA Contractholder or NQDC Contractholder may give voting instructions include the following: (1) election of the governing Boards of Diversified Investors Portfolios or the Calvert Series; (2) ratification of the independent accountant of Diversified Investors Portfolios or the Calvert Series; (3) approval of any change in the Investment Advisory Agreement or any Subadvisory Agreement for a series of Diversified Investors Portfolios or the Calvert Series corresponding to the Contractholder's, IRA Contractholder's or NQDC Contractholder's selected Subaccount(s); (4) any change in the fundamental investment policies of a series of Diversified Investors Portfolios or the Calvert Series corresponding to the Contractholder's, IRA Contractholder's or NQDC Contractholder's selected Subaccount(s); and (5) any other matter requiring a vote of the shareholders of Diversified Investors Portfolios or the Calvert Series. With respect to approval of the Investment Advisory Agreements or Subadvisory Agreements or any change in a fundamental investment policy, Contractholders, IRA Contractholders and NQDC Contractholders participating in that Subaccount will vote separately on the matter pursuant to the requirements of Rule 18f-2 under the 1940 Act.

     MONY may, if required by state insurance officials, disregard voting instructions if those instructions would require voting to cause a change in the subclassification or investment objectives or policies of one or more of the series of Diversified Investors Portfolios or the Calvert Series, or to approve or disapprove an investment adviser or principal underwriter for one or more series of Diversified Investors Portfolios or the Calvert Series. In addition, MONY may disregard voting instructions that would require changes in the investment objectives or policies of any series of Diversified Investors Portfolios or the Calvert Series or in an investment adviser or principal underwriter for Diversified Investors Portfolios or the Calvert Series, if MONY reasonably disapproves those changes in accordance with applicable federal regulations. If MONY disregards voting instructions, it will advise Contractholders, IRA Contractholders, NQDC Contractholders and Participants of that action and its reasons for the action in the next semiannual report to Contractholders, IRA Contractholders, NQDC Contractholders and Participants.

                         DISTRIBUTION OF THE CONTRACTS

     AXA Advisors, LLC ("AXA Advisors") serves as both the distributor and principal underwriter of the Contracts. AXA Advisors (the successor to EQ Financial Consultants, Inc.) is an affiliate of MONY and AXA Equitable Life Insurance Company ("AXA Equitable"), is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal business address is 1290 Avenue of the Americas, New York, NY 10104. AXA Advisors also acts as distributor and principal underwriter for other AXA Equitable and MONY annuity products.

     The Contracts are no longer sold, but Purchase Payments may be made under the existing Contracts. The maximum commission currently paid is 1% of additional Purchase Payments.

     Prior to June 6, 2005, MONY Securities Corporation ("MSC") served as both the distributor and principal underwriter of the Contracts. The Contracts were sold by registered representatives of MSC, and by financial professionals of other broker-dealers that entered into agreements with MSC. Effective June 6, 2005, registered representatives of MSC became registered representatives of AXA Advisors and AXA Advisors replaced MSC as both distributor and principal underwriter of the Contracts.

                           FEDERAL INCOME TAX STATUS

     The Contracts were originally designed for use to fund retirement plans which may or may not be qualified under specified provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Contractholder, Participant or beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon MONY's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

     These federal income tax laws may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change.

     MONY does not make any guarantee regarding any tax status, federal, state, or local, of any Contract or any transaction involving the Contract.

TAX TREATMENT OF MONY

     MONY is taxed as a life insurance company under Part I, Subchapter L of the Code. Investment income from the assets of Keynote are reinvested and taken into account in determining the value of Keynote. Under existing federal income tax law, the investment income of Keynote, including realized capital gains, is substantially not taxed to MONY.

TAXATION OF ANNUITIES IN GENERAL

     The Contracts were originally designed for use in connection with specified tax qualified plans and on a nonqualified basis. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contract. In general, contributions to specified tax qualified plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for non-qualified Contracts if the Contractholder is other than a natural person unless the contract is held as an agent for a natural person. Annuity payments made under a Contract are generally taxable to the Participant as ordinary income except to the extent of:

     - Participant after-tax contributions (in the case of certain qualified plans), or

     - Contractholder contributions (in the case of non-qualified contracts owned by individuals).

     Contractholders, Participants and beneficiaries should seek advice from their own tax advisers about the tax consequences of distributions, withdrawals and payments under non-qualified contracts and under any tax qualified plan in connection with which the Contract is purchased. For qualified Contracts, among other things individuals should discuss with their tax advisors are the "required minimum distribution rules" which generally require distributions to be made after age 70 1/2 and after death, including requirements applicable to the calculation of such required distributions from annuity contracts funding tax qualified plans.

     Federal tax law imposes requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include, but are not limited to, transfers, including gratuitous transfers, and pledges of the contract are treated the same as distributions. Distributions from all annuity contracts issued during any calendar year by the same company (or an affiliate) to a Contractholder (other than those issued to qualified retirement plans) in the same year will be treated as distributed from one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of Contracts or otherwise. None of these rules affects tax qualified plans.

SURRENDERS, DEATH BENEFITS, ASSIGNMENTS AND GIFTS

     A Contractholder who fully surrenders a Contract is taxed on the portion of the payment that exceeds the cost basis in the Contract. For non-qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For qualified Contracts used to fund tax qualified plans, the cost basis is generally zero, except to the extent of after-tax contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income. A beneficiary entitled to receive a lump sum death benefit upon the death of the Participant is taxed on the portion of the amount that exceeds the Owner's cost basis in the Contract. If the beneficiary elects to receive annuity payments within 60 days of the Participant's death, different tax rules apply. (See "Annuity payments" below.)

     Partial redemptions or withdrawals received under non-qualified Contracts prior to annuitization are first included in gross income to the extent Fund Value exceeds Purchase Payments, less prior nontaxable distributions, and the balance is treated as a nontaxable return of principal to the Contractholder. For partial redemptions used to fund a tax qualified plan, payments are generally prorated between taxable income and non-taxable return of investment.

     Because of the cost basis of qualified Contracts generally being zero, partial surrender amounts will generally be fully taxed as ordinary income.

     A Contractholder who assigns or pledges a non-qualified contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. A Contractholder who gives away the Contract (i.e., transers it without full and adequate consideration) to anyone other than his or her spouse (or ex-spouse pursuant to divorce settlement) is treated for income tax purposes as if he or she had fully surrendered the Contract.

ANNUITY PAYMENTS

     The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Contracts funding certain tax qualified plans the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Participant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the taxable year, equal to the unrecovered cost basis, is available if the Participant does not live to life expectancy.

PENALTY TAX

     Payments received by Contractholders, Participants, and beneficiaries may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is imposed on amounts received before the taxpayer attains age 59 1/2. Exceptions may apply for distributions on account of death, disability, among others. MONY will withhold and remit to the United States government and, where applicable, to state and local governments, part of the taxable portion of each distribution made under a Contract unless the Contractholder, Participant or beneficiary

          (1) provides his or her taxpayer identification number to MONY, and

          (2) notifies MONY that he or she chooses not to have amounts withheld.

     Distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

          (1) Part of a series of substantially equal periodic payments (at least annually) for

             (a) the participant's life or life expectancy,

             (b) the joint lives or life expectancies of the participant and his/her beneficiary,

             (c) or a period certain of not less than 10 years;

          (2) Required minimum distributions; or

          (3) Qualifying hardship distributions.

     The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible retirement plan, including an IRA. A direct rollover transfer to the new plan can be made only in accordance with the terms of the old plan.

                        DIVERSIFIED INVESTORS PORTFOLIOS

     Six Subaccounts of Keynote invest exclusively in corresponding series of Diversified Investors Portfolios. Diversified Investors Portfolios is a trust organized on September 1, 1993 under the laws of the State of New York and is registered under the 1940 Act as an open-end, diversified management investment company. The investment objectives of the series of Diversified Investors Portfolios currently available under the Contracts through such Subaccounts are as follows:

     Money Market Series: To provide liquidity and as high a level of income as is consistent with the preservation of capital.

     Inflation-Protected Securities Series: To seek maximum real return consistent with the preservation of capital.

     Core Bond Series:  To achieve maximum total return.

     Balanced Series: To provide a high total investment return throughout investment in a broadly diversified portfolio of stocks, bonds and money market instruments.

     Value & Income Series: To provide a high level of current income through investment in a diversified portfolio of common stocks with relatively high current yield; capital appreciation is a secondary objective.

     Equity Growth Series: To provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with potential for above-average growth in earnings; current income is a secondary objective.

     There can, of course, be no assurance that any series of Diversified Investors Portfolios will achieve its investment objectives.

                             CORE/FEEDER STRUCTURE

     Each Subaccount which invests in Diversified Investors Portfolios does so through a two tier, core/feeder fund structure in which each Subaccount invests in a corresponding series of Diversified Investors Portfolios.

     In addition to selling beneficial interests to such Subaccounts, Diversified Investors Portfolios may sell beneficial interests of its series to other insurance company separate accounts, mutual funds, collective investment vehicles or institutional investors. Such investors will invest in a series of Diversified Investors Portfolios on the same terms and conditions as the applicable Subaccount and will pay a proportionate share of the Series' expenses. However, the other investors investing in such series are not required to sell their shares at the same public offering price as the Subaccount due to variations in sales commissions and other operating expenses. Therefore, Contractholders should be aware that these differences may result in differences in returns experienced by investors in the different entities that invest in each series of Diversified Investors Portfolios.

     Smaller entities investing in a series of Diversified Investors Portfolios may be materially affected by the actions of larger entities investing in that series. For example, if a large fund withdraws from a series of Diversified Investors Portfolios, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the affected series may become less diverse, resulting in increased portfolio risk. (However, this possibility also exists for any type of collective investment vehicle which has institutional or other large investors.) Also, investors with a greater pro rata ownership in a series of Diversified Investors Portfolios could have effective voting control of the operations of that series. Whenever a Subaccount is requested to vote on matters pertaining to a series of the Diversified Investors Portfolios (other than a vote to continue a series upon the withdrawal of an investor in the series), MONY, as the legal owner of all assets in the Subaccount, shall vote in accordance with the procedures set forth under "Voting Rights" at page 23, including, to the extent required by law, procedures through which MONY shall receive instructions with respect to such vote from Contractholders and/or Participants. Certain changes in the investment objectives, policies or restrictions of a series of Diversified Investors Portfolios may require that MONY withdraw a

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

Subaccount's interest in that series. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the series). If securities are distributed, the Subaccount could incur brokerage or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Subaccount. Notwithstanding the above, there are other ways for Diversified Investors Portfolios to meet redemption requests from its investors, such as temporary borrowings.

                       INVESTMENT OBJECTIVES AND POLICIES

     Each of the Subaccounts described above seeks to achieve its investment objective by investing all of its assets in a corresponding series of Diversified Investors Portfolios, which is a diversified, open-end management investment company. The investment objective of each series of Diversified Investors Portfolios may be changed without the approval of the investors in that series, but not without written notice thereof to its investors (including a Subaccount) 30 days prior to implementing the change. MONY may withdraw the investment of a Subaccount from its corresponding series of Diversified Investors Portfolios on any Portfolio Business Day. Upon any such withdrawal, MONY would consider what action might be taken, including the investment of all the assets of the Subaccount in another pooled investment entity having the same investment objective.

     Each series of Diversified Investors Portfolios has a different investment objective which it pursues primarily through the investment policies described below. Since each series of Diversified Investors Portfolios has a different investment objective, each can be expected to have different investment results and be subject to different market and financial risks. See "Investment Techniques and Restrictions" herein and in the Statement of Additional Information for a description of the fundamental policies of each series of Diversified Investors Portfolios that cannot be changed without approval by the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of such series. Except as stated otherwise, all investment guidelines, policies and restrictions of each series described herein and in the Statement of Additional Information are non-fundamental.

     Each series of Diversified Investors Portfolios has a different portfolio turnover rate which is the percentage computed by dividing the lesser of portfolio purchases or sales by the average value of the series in each case excluding securities with maturities at the time of acquisition of one year or less. Brokerage expenses can be expected to be higher as a result of higher portfolio turnover rates. The rate of portfolio turnover is not a limiting factor when it is deemed appropriate to purchase or sell securities of a series.

     With respect to each series of Diversified Investors Portfolios, Diversified has contracted for certain investment advisory services with one or more subadvisers. Diversified and the subadviser(s) for a particular series of Diversified Investors Portfolios are referred to herein collectively as the "Advisers". There can be no guarantee that the investment objective of any of the series of Diversified Investors Portfolios will be met. The following sections describe the investment objective and policies of each series of Diversified Investors Portfolio currently available under the Contracts through Subaccounts.

     MONEY MARKET SERIES. The investment objective of the Money Market Series is to provide liquidity and as high a level of current income as is consistent with the preservation of capital. The Money Market Series invests primarily in high quality short-term money market instruments. Securities in which the Money Market Series invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.

     In attempting to achieve its investment objective, the Money Market Series invests in such securities as U.S. dollar-denominated short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and domestic branches and subsidiaries of foreign banks, and high quality commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest. In addition, the Money

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

Market Series may lend its portfolio securities, enter into repurchase agreements and reverse repurchase agreements, and invest in securities issued by foreign banks and corporations outside the United States. The Money Market Series reserves the right to concentrate 25% or more of its total assets in obligations of banks.

     In accordance with Rule 2a-7 under the 1940 Act, the Money Market Series will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in U.S. dollar-denominated securities determined in accordance with procedures established by the Board of Trustees of Diversified Investors Portfolios (the "Board of Trustees") to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (an "NRSRO") (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees (collectively, "Eligible Securities").

     Eligible Securities include "First Tier Securities" and "Second Tier Securities." First Tier Securities include those that possess a rating in the highest category in the case of a single-rated security or at least two ratings in the highest rating category in the case of multiple-rated securities or, if the securities do not possess a rating, are determined to be of comparable quality by the Advisers pursuant to the guidelines adopted by the Board of Trustees. All other Eligible Securities are Second Tier Securities.

     The NRSROs currently rating instruments of the type the Money Market Series may purchase are Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), and Fitch and their rating criteria are described in the Appendix to the Statement of Additional Information. The Statement of Additional Information contains further information concerning the rating criteria and other requirements governing the Money Market Series' investments, including information relating to the treatment of securities subject to a tender or demand feature and securities deemed to possess a rating based on comparable rated securities of the same issuer.

     In addition, the Money Market Series will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of, or subject to puts (including letters of credit, guaranties or other credit support) issued by, a single issuer, except that (i) the Money Market Series may invest more than 5% of its total assets in a single issuer for a period of up to three business days in certain limited circumstances, (ii) the Money Market Series may invest in obligations issued or guaranteed by the U.S. Government without any such limitation, and (iii) the limitation with respect to puts does not apply to unconditional puts if no more than 10% of the Money Market Series' total assets is invested in securities issued or guaranteed by the issuer of the unconditional put. Investments in Second Tier Securities will be limited to 5% of the Money Market Series' total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of the Money Market Series' total assets or $1,000,000. As to each security, these percentages are measured at the time the Money Market Series purchases the security.

     The Money Market Series seeks to achieve its investment objective through investments in the following types of U.S. dollar-denominated money market instruments.

     BANK OBLIGATIONS. The Money Market Series may invest in U.S. dollar-denominated certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Such instruments include Yankee Certificates of Deposit, which are certificates of deposit denominated in U.S. dollars and issued in the United States by the domestic branch of a foreign bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Money Market Series are not insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government. The Money Market Series will not invest more than 10% of the value of its net assets in time deposits maturing in longer than seven days and other instruments which are illiquid or not readily marketable. The Money Market Series may also invest in certificates of deposit and time deposits issued by foreign banks outside the United States.

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

     The Money Market Series may also invest in bankers' acceptances and other short-term obligations. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations which have either fixed, floating or variable interest rates.

     To the extent the Money Market Series' investments are concentrated in the banking industry, the Money Market Series will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on investments in the Money Market Series could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of the concentration of loan portfolios in leveraged transactions and in particular businesses, and competition within the banking industry, as well as with other types of financial institutions. The Money Market Series, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

     U.S. GOVERNMENT AND AGENCY SECURITIES. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, may be supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Money Market Series will invest in such securities only when the Advisers are satisfied that the credit risk with respect to the issuer is minimal. The Money Market Series itself, and its share price and yield, are not guaranteed by the U.S. Government. For additional information on U.S. Government securities, see "Diversified Investors Portfolios" in the Statement of Additional Information.

     COMMERCIAL PAPER. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Money Market Series will consist only of U.S. dollar-denominated direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Money Market Series may invest consist of high quality, U.S. dollar-denominated short-term bonds and notes issued by domestic corporations.

     The Money Market Series may invest in commercial paper issued by major corporations in reliance on the exemption from registration afforded by
     Section 3(a)(3) of the Securities Act of 1933, as amended (the "1933 Act"). Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited.

     UNSECURED PROMISSORY NOTES. The Money Market Series also may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with the Money Market Series' investment objective. The Notes purchased by the Money Market Series will have remaining maturities of 13 months or less and will be deemed by the Board of Trustees of Diversified Investors Portfolios, or by the Advisers on its behalf, to present minimal credit risks and will meet the quality criteria set forth above. The Money Market Series will invest no more than 10% of its net assets in such Notes and in other securities that are not readily marketable (which securities would include floating and variable rate demand obligations as to which the Money Market Series cannot exercise the demand feature described in the Statement of Additional Information and as to which there is no secondary market).

     RESTRICTED SECURITIES. The Money Market Series may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be illiquid and, thus, the Money Market Series may not purchase them to the extent that more than 10% of the value of its net assets would be invested in illiquid securities. The Money Market Series may treat securities purchased pursuant to Rule 144A as liquid securities in accordance with procedures approved by the Board of Trustees of Diversified Investors Portfolios. To the extent that for a period of time, qualified institutional buyers cease purchasing such restricted securities pursuant to Rule 144A, the Money Market Series' investing in such securities may have the effect of increasing the level of illiquidity in the Money Market Series during such period.

     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Repurchase agreements involve the acquisition by the Money Market Series of an underlying debt instrument subject to an obligation of the seller to repurchase, and the Money Market Series to resell, the instrument at a fixed price, usually not more than one week after its purchase. The Money Market Series or a sub-custodian will have custody of securities acquired by the Money Market Series under a repurchase agreement.

     Repurchase agreements may be entered into for the Series with sellers which are usually member banks of the Federal Reserve System or member firms of the New York Stock Exchange (or a subsidiary thereof). Such transactions afford an opportunity for the Series to earn a return on available cash with minimal market risk. Certain costs may be incurred by the Money Market Series in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Money Market Series may be delayed or limited. The Money Market Series will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements. Repurchase agreements are considered collateralized loans under the 1940 Act.

     The Money Market Series may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. One means of borrowing is by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time the Money Market Series enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government securities or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Money Market Series may decline below the repurchase price of those securities.

     FOREIGN SECURITIES. The Money Market Series may invest in U.S. dollar-denominated foreign securities issued outside the United States, such as obligations of foreign branches and subsidiaries of domestic banks and foreign banks, including Eurodollar certificates of deposit, Eurodollar time deposits and Canadian time deposits, commercial paper of Canadian and other foreign issuers, and U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their agencies or instrumentalities. Foreign securities may represent a greater degree of risk than do securities of domestic issuers due to possible exchange rate fluctuations, possible exchange controls, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions (including possible withholding taxes), changes in governmental administration or economic or monetary policy (in the United States or abroad), war or expropriation.

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

     For a further description of foreign securities the Money Market Series may purchase, see "Diversified Investors Portfolios -- Investment Policies" in the Statement of Additional Information.

     CERTAIN OTHER OBLIGATIONS. In order to allow for investments in new instruments that may be created in the future, the Money Market Series may invest in obligations other than those listed previously, provided such investments are consistent with the investment objective, policies and restrictions of the Money Market Series.

     The Statement of Additional Information includes a discussion of additional investment techniques such as zero coupon obligations, variable rate and floating rate securities, participation interests, guaranteed investment contracts and when-issued and forward commitment securities. The Statement of Additional Information also includes a discussion of non-fundamental investment policies, as well as a listing of specific investment restrictions which constitute fundamental policies of the Money Market Series and which cannot be changed without the approval of the holders of a "majority of the outstanding voting securities" (as defined in the 1940
     Act) of the Money Market Series. See "Diversified Investors
     Portfolios -- Investment Restrictions" in the Statement of Additional Information.

     INFLATION-PROTECTED SECURITIES SERIES. The investment objective of the Inflation-Protected Securities Series is to seek maximum real return consistent with the preservation of capital.

     The Series invests primarily in inflation-protected securities issued by the U.S. Government, its agencies and instrumentalities. The Series also invests in inflation-protected securities of U.S. corporations, foreign governments, and other foreign issuers. Under normal circumstances the Inflation-Protected Securities Series invests at least 80% of its net assets in inflation-protected securities and related investments.

     The Series may also invest in securities that pay nominal rates of interest (i.e., that are not inflation-protected), including U.S. Treasury and agency securities, corporate bonds, asset-backed securities, mortgage-backed securities, floating rate securities, high quality, short-term obligations, and repurchase agreements. The Portfolio may invest in securities that are denominated in U.S. dollars and in foreign currencies.

     The Inflation-Protected Securities Series seeks to maintain an average portfolio duration that is within +/-20% of the duration of the Lehman U.S. TIPS Index, an index of inflation-protected securities. As of March 31, 2007, the duration of the index was 6.52 years. The Series may invest in securities of any maturity.

     The Inflation-Protected Securities Series invests primarily in investment-grade securities, but may also invest in lower quality securities. The Series may not invest more than 10% of its net assets in below investment-grade securities. Investment grade debt securities carry a rating of at least BBB from Standard & Poor's or Fitch or Baa from Moody's or are of comparable quality as determined by the Series's advisers.

     The portfolio managers of the Inflation-Protected Securities Series use both "top down" and "bottom up" analysis to determine security and duration positions for the Series. These factors are jointly determined and are interdependent. Security sales decisions are driven by the same criteria as purchase decisions.

     The following is a discussion of the various investments of and techniques employed by the Inflation-Protected Securities Series. Additional information about the investment policies of the Inflation-Protected Securities Series appears under "Diversified Investors Portfolios" in the Statement of Additional Information.

     INFLATION-PROTECTED SECURITIES. Inflation-protected securities are fixed income securities that are structured to provide protection against inflation. Like conventional fixed income securities, inflation-protected securities generally pay interest at fixed intervals and return the principal at maturity. Unlike a conventional fixed-income security, an inflation-protected security's principal or

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

     interest is adjusted periodically to reflect changes in a specified inflation index. For example, the U.S. Treasury uses the Consumer Price Index for All Urban Consumers as the inflation index for Treasury inflation-protected securities. Inflation-protected securities are designed to preserve purchasing power over the life of the security while paying a "real" rate of interest (i.e., a return over and above the inflation rate).

     U.S. GOVERNMENT AND AGENCY SECURITIES. The Inflation-Protected Securities Series may invest in both inflation-indexed and nominal U.S. Government securities. See "U.S. Government and Agency Securities" above under Money Market Series.

     The Inflation-Protected Securities Series may invest a portion of its assets in short-term U.S. Government securities with remaining maturities of one year or less and repurchase agreements relating thereto. When the Advisers believe market conditions warrant a temporary defensive position, the Inflation-Protected Securities Series may invest up to 100% of its assets in these instruments.

     SHORT-TERM INSTRUMENTS. Cash, commercial paper, short-term obligations, repurchase agreements or other forms of debt securities may be held to provide a reserve for future purchases of securities during periods of unusual market conditions or in order to reduce volatility, or as a temporary defensive measure when the Advisers determine securities markets to be overvalued. Investments in high quality short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or longer term.

     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Repurchase agreements and reverse repurchase agreements may be entered into for the Inflation-Protected Securities Series. See "Repurchase Agreements and Reverse Repurchase Agreements" under Money Market Series.

     The Inflation-Protected Securities Series may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage.

     RESTRICTED SECURITIES. The Inflation-Protected Securities Series may not invest more than 15% of its net assets in securities that are subject to legal or contractual restrictions on resale unless a dealer or institutional trading market in such securities exists, in which case such restricted securities would be considered exempt from such 15% limit. Under the supervision of the Board of Trustees, the Advisers determine the liquidity of restricted securities and, through reports from the Advisers, the Board of Trustees will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Inflation-Protected Securities Series could be adversely affected. See "Restricted Securities" above under Money Market Series.

     OPTIONS AND FUTURES CONTRACTS. The Inflation-Protected Securities Series may buy and sell options and futures contracts to manage its exposure to changing interest rates and securities prices. Some options and futures strategies, including selling futures, buying puts, and writing calls, hedge the Inflation-Protected Securities Series' investments against price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. The Inflation-Protected Securities Series may invest in options (including over-the-counter options) and futures contracts based on any type of security or index related to its investments.

     Options and futures can be volatile investments, and involve certain risks. If the Advisers apply a hedge at an inappropriate time or judge interest rates incorrectly, options and futures strategies may lower the Inflation-Protected Securities Series' return. The costs of hedging are not reflected in the Inflation-Protected Securities Series' yield but are reflected in the Inflation-Protected Securities Series' total return. The Inflation-Protected Securities Series' could also experience losses if its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

     DELAYED DELIVERY TRANSACTIONS. In order to help ensure the availability of suitable securities for the Inflation-Protected Securities Series, the Advisers may purchase securities for the Inflation-Protected Securities Series on a "when-issued" or on a "forward delivery" basis, which means that

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

     the obligations would be delivered to the Inflation-Protected Securities Series at a future date beyond customary settlement time. Under normal circumstances, the Inflation-Protected Securities Series would take delivery of such securities. In general, the Inflation-Protected Securities Series would not pay for the securities until they are received, and would not start earning interest on the obligations until the contractual settlement date. While awaiting delivery of the obligations purchased on such basis, the Inflation-Protected Securities Series would establish a segregated account consisting of cash, cash equivalents or liquid securities equal to the amount of its commitments to purchase "when-issued" securities. An increase in the percentage of the Inflation-Protected Securities Series' assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

     OTHER INVESTMENTS AND INVESTMENT TECHNIQUES. The Inflation-Protected Securities Series may also utilize the following investments and investment techniques and practices: investments in foreign securities, options on futures contracts, foreign currency exchange transactions, options on foreign currencies, and swaps. See "Diversified Investors Portfolios" in the Statement of Additional Information for further information.

     CORE BOND SERIES. The investment objective of the Core Bond Series is to achieve the maximum total return. The Core Bond Series pursues its investment objective primarily by investing in investment grade debt securities and U.S. Government obligations (including mortgage-backed securities guaranteed by U.S. Government agencies and instrumentalities). Under normal circumstances, the Series invests at least 80% of its net assets in bonds and related investments.

     The Series may also invest in U.S. Treasury and agency securities, municipal bonds, corporate bonds, asset-backed securities (including collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs), high quality, short-term obligations and repurchase agreements, and in securities of foreign issuers. The Series may invest in securities that are denominated in U.S. dollars and in foreign currencies. Additionally, the Series may use derivatives, such as options, futures, swaps, and foreign currency exchange contracts.

     The Core Bond Series' duration generally is between three and ten years, and the Series' dollar-weighted average effective maturity generally is between five and fifteen years (and does not exceed thirty years) under normal circumstances. While longer-term securities tend to have higher yields than short-term securities, they are subject to greater price fluctuations as a result of interest rate changes and other factors.

     The portfolio managers use both "top down" and "bottom up" analysis to determine sector, security and duration positions for the Series. These three factors are jointly determined and are interdependent. The overall position in the corporate sector, for example, is established in conjunction with assessments of relative value for specific corporate securities. Extensive bottom up analysis using a variety of valuation tools is conducted for sector allocation and security selection. Duration policy is primarily a result of sector allocations and expected long-term interest rate trends (rather than short-term interest rate forecasting). Yield curve positioning is also a key aspect of duration management. Security sales decisions are driven by the same criteria as purchase decisions.

     The following is a discussion of the various investments of and techniques employed by the Core Bond Series. Additional information about the investment policies of the Core Bond Series appears under "Diversified Investors Portfolios" in the Statement of Additional Information.

     U.S. GOVERNMENT AND AGENCY SECURITIES. The Core Bond Series may invest in U.S. Government securities. See "U.S. Government and Agency Securities" above under Money Market Series.

     The Core Bond Series may invest a portion of its assets in short-term U.S. Government securities with remaining maturities of one year or less and repurchase agreements relating thereto. When the Advisers believe market conditions warrant a temporary defensive position, the Core Bond Series may invest up to 100% of its assets in these instruments.

     CORPORATE BONDS. The Core Bond Series may purchase debt securities of United States corporations. The Core Bond Series invests primarily in investment grade corporate bonds, which are

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

     bonds that carry a rating of at least Baa from Moody's or BBB from S&P or Fitch or which, if not rated by these rating agencies, are judged by the Advisers to be of comparable quality. Securities rated Baa by Moody's or BBB by S&P or Fitch may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade securities. See the Appendix to the Statement of Additional Information for an explanation of these ratings.

     FOREIGN SECURITIES. The Core Bond Series may invest in securities of foreign issuers. The Core Bond Series' investments in unlisted foreign securities are subject to the overall restrictions applicable to investments in illiquid securities. Foreign securities may represent a greater degree of risk than do securities of domestic issuers due to possible exchange rate fluctuations, possible exchange controls, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions (including possible withholding taxes), changes in governmental administration or economic or monetary policy (in the United States or abroad), war or expropriation. Forward foreign currency exchange contracts may also be entered into for the purchase or sale of foreign currency solely for hedging purposes against adverse rate changes. A currency exchange contract allows a definite price in dollars to be fixed for foreign securities that have been purchased or sold (but not settled) for the Core Bond Series. Entering into such exchange contracts may result in the loss of all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. In addition, entering into such contracts means incurring certain transaction costs and bearing the risks of incurring losses if rates do not move in the direction anticipated.

     SHORT-TERM INSTRUMENTS. Cash, commercial paper, short-term obligations, repurchase agreements, bank certificates of deposit or other forms of debt securities may be held to provide a reserve for future purchases of securities, during periods of unusual market conditions or in order to reduce volatility, or as a temporary defensive measure when the Advisers determine securities markets to be overvalued. See "Short-Term Instruments" above under Inflation-Protected Securities Series.

     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. The Core Bond Series may enter into repurchase agreements and reverse repurchase agreements. See "Repurchase Agreements and Reverse Repurchase Agreements" above under Money Market Series. The Core Bond Series may borrow funds for temporary or emergency purposes, such as meeting larger then anticipated redemption requests, and not for leverage.

     RESTRICTED SECURITIES. The Core Bond Series may not invest more than 15% of its net assets in securities that are subject to legal or contractual restrictions on resale. See "Restricted Securities" above under Money Market Series.

     OPTIONS AND FUTURES CONTRACTS. The Core Bond Series may buy and sell options and futures contracts to manage its exposure to changing interest rates and securities prices. See "Options and Futures Contracts" above under Inflation-Protected Securities Series. The Core Bond Series currently does not intend to engage in the writing of options, except for the purpose of terminating an existing position or under the limited circumstances described in the Statement of Additional Information. Nevertheless, the Core Bond Series has the authority to write options and may do so in the future if the Advisers determine that such transactions are in the best interests of the Core Bond Series.

     DELAYED DELIVERY TRANSACTIONS. In order to help ensure the availability of suitable securities for the Core Bond Series, the Advisers may purchase securities for the Core Bond Series on a "when-issued" or on a "forward delivery" basis, which means that the securities would be delivered to the Core Bond Series at a future date beyond customary settlement times. See "Delayed Delivery Transactions" above under Inflation-Protected Securities Series.

     OTHER INVESTMENTS AND INVESTMENT TECHNIQUES. The Core Bond Series may also utilize the following investments and investment techniques and practices: options on futures contracts, options on foreign currencies, and swaps. See the Statement of Additional Information for further information.

     BALANCED SERIES. The investment objective of the Balanced Series is to provide a high total investment return through investment in a broadly diversified portfolio of stocks, bonds and money market instruments. The Balanced Series pursues its investment objective by investing in a managed mix of common stocks (and/or equivalents including American Depository Receipts), preferred stocks, debt securities of U.S. domiciled corporations, U.S. government securities, commercial paper of U.S. corporations, and bank obligations. The Advisers will determine the proportions of each type of investment to achieve an asset mix they believe appropriate for an investor who desires diversification of investment. The Balanced Series will vary the proportion of each type of asset purchased according to the Advisers' interpretations of changes in economic conditions and the sensitivity of each type of investment to those changes. The Advisers seek to shift emphasis among stocks, bonds and short-term instruments to maximize participation in positive markets and preservation of capital in negative markets and otherwise in response to market conditions.

     The Balanced Series' policy is to invest its assets in a broad list of equity and fixed income securities, such as common stocks, preferred stocks and bonds, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Some fixed income securities may also have a right to purchase common stock by means of a conversion privilege or attached warrants. The Balanced Series may vary the percentage of assets invested in any one type of security in accordance with the Advisers' interpretation of economic and market conditions, fiscal and monetary policy, and underlying securities values. Generally, the Series invests approximately 60% of its assets in equity securities and approximately 40% of its assets in fixed income securities (investing at least 25% of its assets in fixed-income senior securities, including debt securities and preferred stock). In selecting common stocks, emphasis is placed on investing in established companies. Most of the Balanced Series' non-convertible long-term debt investments consist of "investment grade" securities (rated Baa or better by Moody's or BBB or better by S&P or Fitch), although unrated debt securities may be purchased and held if they are judged by the Advisers to be of equivalent quality. Securities rated Baa by Moody's or BBB by S&P or Fitch may have speculative characteristics. Changes in economic conditions or other circumstances may weaken more severely the capacity of issuers of Baa or BBB securities to make principal and interest payments than in the case for issuers of higher grade bonds. For a description of these ratings, see the Appendix to the Statement of Additional Information.

     The Balanced Series may invest a portion of its assets in short-term U.S. Government securities with remaining maturities of one year or less and repurchase agreements relating thereto. When the Advisers believe market conditions warrant a temporary defensive position, the Balanced Series may invest up to 100% of its assets in these instruments or other money market instruments.

     VALUE & INCOME SERIES. The investment objective of the Value & Income Series is to provide a high level of current income through investment in a diversified portfolio of common stocks with relatively high current yields; capital appreciation is a secondary objective. The Value & Income Series seeks to achieve its investment objective by investing primarily in a diversified portfolio of stocks of companies which, in the opinion of the Advisers, are fundamentally sound financially and which pay relatively high dividends on a consistent basis. The Advisers attempt to manage the Value & Income Series so that it will out-perform other equity income funds in negative markets. As a result of this objective, the Value & Income Series may underperform relative to other equity income funds in positive markets. The Value & Income Series invests primarily in common stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, in stocks that are traded over-the-counter. The Value & Income Series also invests in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. The Value & Income Series allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

     The Value & Income Series' policy is to invest in a broad list of equity and fixed income securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Some fixed income securities may also have a call on common stock by means of a conversion privilege or attached warrants. The Value & Income Series may vary the percentage of assets invested in any one type of security in accordance with the Advisers' interpretation of economic and market conditions, fiscal and monetary policy, and underlying security values.

     EQUITY GROWTH SERIES. The investment objective of the Equity Growth Series is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with potential for above average growth in earnings and dividends; current income is a secondary objective. The Equity Income seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks, but may also invest in other types of securities such as preferred stocks, convertible and non-convertible bonds, warrants and foreign securities including American Depository Receipts. Under normal circumstances, at least 80% of the assets of the Equity Growth Series are invested in equity securities and related investments. The Equity Growth Series emphasizes common and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, in stocks that are traded over-the-counter. The Equity Growth Series also invests in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. The Equity Growth Series allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

     The Equity Growth Series' policy is to invest in a broad list of equity and fixed income securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Some fixed income securities may also have a call on common stock by means of a conversion privilege or attached warrants. The Equity Growth Series may vary the percentage of assets invested in any one type of security in accordance with the Adviser's interpretation of economic and market conditions, fiscal and monetary policy, and underlying security values.

                     INVESTMENT TECHNIQUES AND RESTRICTIONS

INVESTMENT TECHNIQUES FOR THE SERIES OTHER THAN THE MONEY MARKET SERIES (COLLECTIVELY, THE "SERIES").

     Foreign Securities. Each Series' may invest in securities of foreign issuers, including investments in sponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying foreign securities. Each Series' investments in unlisted foreign securities, not including ADRs, are subject to the overall restrictions applicable to investments in illiquid securities. Foreign securities, including ADRs, may represent a greater degree of risk than do securities of domestic issuers due to possible exchange rate fluctuations, possible exchange controls, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions (including possible withholding taxes), changes in governmental administration or economic or monetary policy (in the United States or abroad), war or expropriation. Each Series may invest up to 5% of its assets in closed-end investment companies which primarily hold foreign securities. Forward foreign currency exchange contracts may also be entered into for the purchase or sale of foreign currency solely for hedging purposes against adverse rate changes. A currency exchange contract allows a definite price in dollars to be fixed for foreign securities that have been purchased or sold (but not settled) for each Series. Entering into such exchange contracts may result in the loss of all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. In addition, entering into such contracts means incurring certain transaction costs and bearing the risk of incurring losses if rates do not move in the direction anticipated.

     Options and Futures Contracts. Each Series may enter into transactions in futures contracts, options on futures contracts, options on securities indexes and options on securities, for the purpose of hedging each Series' securities, which would have the effect of reducing the volatility of its net asset value. In general, each such transaction involves the establishment of a position which is expected to move in a direction opposite to that of the security or securities being hedged.

     For example, each Series may sell futures contracts, or purchase put options on futures contracts, securities indexes or securities for the purpose of protecting against an anticipated decline in the value of securities held by that Series. In the event that such decline occurs, and the hedging transaction is successful, the reduced value of portfolio securities will be offset, in whole or in part, by a corresponding gain on the futures or option position. Conversely, when the Series is not fully invested in the securities market, and it expects a significant market advance, it may purchase futures contracts or call options on futures contracts, securities indexes or securities in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that that Series intends to purchase.

     The Statement of Additional Information includes further information about the transactions in futures and option contracts that may be entered into by each Series.

     Gain or loss to each Series on transactions in security index futures or options will depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements of individual securities. A securities index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities so included. Some securities index futures or options are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures or options on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Options on indexes and options on securities are traded on securities exchanges regulated by the SEC. Futures contracts and options on futures contracts are traded only on designated contract markets regulated by the Commodity Futures Trading Commission and through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. Transactions on such exchanges are cleared through a clearing corporation, which guarantees performance between the clearing members which are parties to each contract.

     Each Series currently does not intend to engage in the writing of options, except for the purpose of terminating an existing position or under the limited circumstances described in the Statement of Additional Information. Nevertheless, each Series has the authority to write options and may do so in the future if the Advisers determine that such transactions are in the best interests of the Series.

     Short-Term Instruments. Each of the Series may invest in cash, commercial paper, short-term obligations, repurchase agreements or other forms of debt securities. See "Short-Term Instruments" above under Intermediate Government Bond Series.

     Repurchase Agreements and Reverse Repurchase Agreements. Each of the Series may enter into repurchase agreements and reverse repurchase agreements and may borrow funds for temporary or emergency purposes, such as meeting larger than expected redemption requests, and not for leverage. See "Repurchase Agreements and Reverse Repurchase Agreements" above under Intermediate Government Bond Series.

     Restricted Securities. Each of the Series may not invest more than 15% of its net assets in securities that are subject to legal or contractual restrictions on resale. See "Restricted Securities" above under Inflation-Protected Securities Series.

     Delayed Delivery Transactions. In order to help insure the availability of suitable securities for each of the Series the Advisers may purchase securities for each such Series on a "when-issued" or on a "forward delivery" basis. See "Delayed Delivery Transactions" above under Inflation-Protected Securities Series.

     Changes to the securities of each Series are generally made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of portfolio turnover is not a limiting factor to trading when such trading is deemed appropriate. Each Series engages in trading if it believes a transaction net of costs (including custodian charges) will help it achieve its investment objectives. The amount of brokerage commissions and realized capital gains will tend to increase as the level of portfolio activity increases. The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. See "Portfolio Transactions and Brokerage Commissions" in the Statement of Additional Information.

INVESTMENT RESTRICTIONS FOR ALL SERIES OF DIVERSIFIED INVESTORS PORTFOLIOS

     As "diversified" funds, no more than 5% of the assets of any series of Diversified Investors Portfolios may be invested in the securities of one issuer (other than U.S. Government securities), except that up to 25% of each series' assets may be invested without regard to this limitation. No series of Diversified Investors Portfolios will invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies which may not be changed without investor approval. As a nonfundamental operating policy, no more than 15% (10% in the case of the Money Market Series) of the net assets of any series may be invested in (i) securities the resale of which is restricted under federal securities laws and (ii) illiquid or not readily marketable securities (including repurchase agreements maturing in more than seven days). Additional fundamental and operating policies of Diversified Investors Portfolios are contained in the Statement of Additional Information.

LENDING OF PORTFOLIO SECURITIES

     The Series have the authority to lend portfolio securities to brokers, dealers and other financial organizations. By lending its securities, a Series can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. A Series will adhere to the following conditions whenever its securities are loaned: (i) the Series must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the loaned securities including accrued interest exceeds the level of the collateral; (iii) the Series must be able to terminate the loan at any time; (iv) the Series must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Series may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower. However, if a material event adversely affecting the loaned securities were to occur, the Series would terminate the loan and regain the right to vote the securities.

                 MANAGEMENT OF DIVERSIFIED INVESTORS PORTFOLIOS

     The Board of Trustees of Diversified Investors Portfolios provides broad supervision over the affairs of Diversified Investors Portfolios. For further information about the Trustees of Diversified Investors Portfolios, see "Diversified Investors Portfolios" in the Statement of Additional Information. A majority of the Trustees of Diversified Investors Portfolios are not affiliated with the Advisers.

     INVESTMENT ADVISORY SERVICES. Diversified Investment Advisors, Inc. ("Diversified") manages the assets of each series of Diversified Investors Portfolios pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with Diversified Investors Portfolios with respect to each series and in accordance with the investment policies described herein and in the Statement of Additional Information. Subject to such further policies as the Board of Trustees of Diversified Investors Portfolios may determine, Diversified provides general investment advice to each series. For its services under the Advisory Agreement, Diversified receives from each series fees accrued daily and paid monthly at an annual rate equal to the percentages specified in the table below of the corresponding series' average daily net assets.

                                                              COMPENSATION (%)
                         PORTFOLIO                               TO ADVISER
                         ---------                            ----------------
Money Market Portfolio......................................        0.25
Inflation-Protected Securities Portfolio....................        0.34(1)
Core Bond Portfolio.........................................        0.35
Balanced Portfolio..........................................        0.42(1)
Value & Income Portfolio....................................        0.45
Equity Growth Portfolio.....................................        0.62

(1) The Adviser is waiving a portion of its investment advisory fee.

     Diversified is an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AEGON") which is a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON N.V., a Netherlands corporation which is a publicly traded international insurance group. Diversified was incorporated in 1992 for the purpose of acting as investment adviser to Diversified Investors Portfolios.

     Diversified Investors Portfolios has obtained an exemptive order from the Securities and Exchange Commission to permit the Series to obtain the services of one or more Subadvisers without investor approval under certain circumstances. The exemptive order also permits the terms of subadvisory agreements to be changed and the employment of subadvisers to be continued after events that would otherwise cause an automatic termination of a subadvisory agreement, in each case without the approval of the investors of the applicable Series, if those changes or continuation are approved by the Series' Board of Trustees. Investors in all the Series have approved the exemptive order.

     Diversified has selected Subadvisers for each series which have been approved by the Trustees of Diversified Investors Portfolios and, except as permitted by the exemptive order described above, the investors in said series and has entered into an Investment Subadvisory Agreement with each Subadviser. It is the responsibility of a Subadviser to make the day-to-day investment decisions of the series and to place the purchase and sales orders for securities transactions of such series, subject in all cases to the general supervision of Diversified. Each Subadviser makes the investment selections for its respective series consistent with the guidelines and directions set by Diversified and the Board of Trustees of Diversified Investors Portfolios. Each Subadviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the corresponding series' investments and effecting securities transactions for a series.

     Following is a brief description of the subadvisers, including information they have provided about certain of their investment personnel. The Statement of Additional Information contains additional information about the compensation of such persons, other accounts managed by each such person, and each such person's ownership of securities of the Funds with respect to which such person has or shares management responsibility.

     The subadvisers are as follows:

MONEY MARKET SERIES:         GE Asset Management, Incorporated ("GEAMI"). GEAMI
                             was formed 1988 and has been a registered investment adviser since 1988. The principal business address of GEAMI is 3001 Summer Street, P.O. Box 120031, Stamford, Connecticut 06912-0031.

INFLATION-
PROTECTED SECURITIES
SERIES:                      BlackRock Financial Management, Inc.
                             ("BlackRock"). BlackRock, a Delaware corporation, is an indirect wholly-owned subsidiary of BlackRock Inc., a premier provider of global investment management and risk management products, with $1.125 trillion in assets under management as of December 31, 2006. BlackRock is a registered investment adviser organized in 1994. The principal business address of BlackRock is 40 East 52nd Street, New York, New York 10022. BlackRock replaced Allegiance Capital Management effective May 1, 2007 as subadviser.

                             Stuart Spodek and Brian Weinstein are responsible for the day-to-day supervision of the Inflation-Protected Securities Series on behalf of BlackRock.

                             Mr. Spodek is a Managing Director and portfolio manager, and is a member of the Fixed Income Portfolio Management Group. Mr. Spodek joined the firm in 1993 as an analyst in BlackRock's Portfolio Management Group and subsequently was promoted to portfolio manager. Mr. Weinstein is a Director and portfolio manager, and is a member of the Fixed Income Portfolio Management Group. Mr. Weinstein moved to his current role in the Portfolio Management Group in 2002. He joined BlackRock in 2000 as an analyst in the Portfolio Analytics Group after spending several summers with BlackRock as an intern.

                             Mr. Spodek's primary responsibility is managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments, and implementing yield curve strategy across global portfolios. Mr. Weinstein's primary responsibility is the management of total return portfolios, with a sector emphasis on government/agency bonds.

CORE BOND SERIES:            BlackRock Financial Management, Inc.
                             ("BlackRock"). BlackRock, a Delaware corporation, is an indirect wholly-owned subsidiary of BlackRock
                             Inc., a premier provider of global investment management and risk management products, with $1.125 trillion in assets under management as of December 31, 2006. BlackRock is a registered investment adviser organized in 1994. The principal business address of BlackRock is 40 East 52nd
                             Street, New York, New York 10022.

                             Scott Amero and Keith Anderson are responsible for the day-to-day supervision of the Core Bond Series on behalf of BlackRock. Mr. Anderson is a Vice Chairman, the Chief Global Investment Officer for Fixed Income, and a member of BlackRock's Executive and Management Committees. Mr. Anderson is Chairman of the Investment Strategy Group at BlackRock, and has been with the firm since 1988. Mr. Amero is a Managing Director, co-head of BlackRock's fixed income portfolio management team, a member of the Management Committee and co-chair of the Fixed Income Investment Strategy Group. Mr. Amero is also the head of global fixed income research, and has been with the firm since 1990.

                             Mr. Anderson is responsible for global fixed income strategy, asset allocation and the overall management of client portfolios, including the Core Bond Series. In this capacity, he coordinates BlackRock's team of portfolio managers and credit analysts who specialize in the government, agency, corporate and mortgage sectors and sub-sectors worldwide. Mr. Amero is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios, including the Core Bond Series.

BALANCED SERIES:
GOLDMAN SACHS ASSET
  MANAGEMENT, L.P.
WESTERN ASSET
  MANAGEMENT
  COMPANY
WESTERN ASSET
  MANAGEMENT
  COMPANY LIMITED            Goldman Sachs Asset Management, L.P. ("GSAM(R)")
                             has been registered as an investment adviser with the Securities and Exchange Commission since 1990 and is an affiliate of Goldman, Sachs & Co. The principal business address of GSAM is 32 Old Slip, New York, New York 10005.

                             Melissa Brown and Robert C. Jones are responsible for the day-to-day supervision of the Balanced Series on behalf of GSAM. Ms. Brown is a Managing Director and a senior portfolio manager at GSAM, and has been with the firm for over five years. Mr. Jones is the Chief Investment Officer for the Global Quantitative Equity team at GSAM, and has been with the firm for over five years. Ms. Brown and Mr. Jones have joint responsibility with respect to all aspects of the Balanced Series.

                             Western Asset Management Company ("WAMCO"). WAMCO was founded in 1971 and is a wholly-owned subsidiary of Legg Mason, Inc. The principal business address of WAMCO is 385 East Colorado Boulevard, Pasadena, California 91101.

                             S. Kenneth Leech, Stephen A. Walsh, Edward A. Moody, Mark S. Lindbloom, and Carl L. Eichstaedt are responsible for the day-to-day supervision of the Balanced Series on behalf of WAMCO. Mr. Leech is the Chief Investment Officer of WAMCO, and has been with the firm since 1993. Mr. Walsh is a Deputy Chief Investment Officer at WAMCO, and has been with the firm since 1992. Mr. Moody is a Portfolio Manager at WAMCO and has been with the firm since 1986. Mr. Lindbloom is a Portfolio Manager at WAMCO, and has been with the firm since 2005. Prior to joining the firm, Mr. Lindbloom was a managing director of Salomon Brothers Asset Management Inc and a senior portfolio manager responsible for managing its Mortgage/Corporate Group, and was associated with Citigroup Inc. or its predecessor companies since 1986. Mr. Eichstaedt is a Portfolio Manager at WAMCO and has been with the firm since 1994.

                             Mr. Leech and Mr. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the Balanced Series' investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Balanced Series invests. Mr. Moody, Mr. Lindbloom, and Mr. Eichstaedt are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

                             Western Asset Management Company Limited
                             ("WAML"). WAML has managed fixed income assets since 1984, and has been a registered investment adviser since that time. WAML is a wholly-owned subsidiary of Legg Mason, Inc. The principal business address of WAML is 10 Exchange Square, Primrose Street, London, England EC2A 2EN.

                             WAML is responsible for providing advice regarding the management of the Balanced Series' foreign fixed income investments. S. Kenneth Leech and Stephen A. Walsh serve as co-team leaders responsible for the day-to-day strategic oversight of the fixed income investments of the Balanced Series on behalf of WAML. Mr. Leech and Mr. Walsh also serve as co-team leaders for the Balanced Series on behalf of WAMCO, as described above.

VALUE & INCOME SERIES:
ALLIANCEBERNSTEIN LP
TCW INVESTMENT
     MANAGEMENT COMPANY      AllianceBernstein LP ("Alliance"). Alliance Capital
                             Management is the general partner of Alliance, and Alliance Capital Management Holding L.P. and AXA
                             Financial Inc. own approximately 30% and 50% of Alliance, respectively, as limited partners.
                             Alliance has been a registered investment adviser since August 13, 1999. The principal business address of Alliance is 1345 Avenue of the Americas, New York, New York 10105.

                             In December 2003, Alliance announced that it had reached terms with the New York State Attorney General and the Staff of the Securities and Exchange Commission for the resolution of regulatory claims with respect to market timing in certain of its mutual funds. The Funds believe that none of the regulatory claims involved any activities related to the Value & Income Series.

                             Marilyn G. Fedak, John P. Mahedy, John D. Phillips, Jr., and Christopher Marx are the four individuals who have the most significant responsibility for the day-to-day supervision of the Value & Income Series on behalf of Alliance. Ms. Fedak is the Co-Chief Investment Officer -- US Value Equities and Chairman of the US Value Investment Policy Group, and has been with the firm since 1984. Mr. Mahedy is the Co-Chief Investment Officer -- US Value Equities and Director of Research for the US Value Equities, and has been with the firm since 1995. Mr. Phillips is a Senior Portfolio Manager, and has been with the firm since 1994. Mr. Marx is a Senior Portfolio Manager, and has been with the firm since 1997. Ms. Fedak, Mr. Mahedy, Mr. Phillips, and Mr. Marx are members of Alliance's US Value Investment Policy Group, which manages a portion of the Value & Income Series. Ms. Fedak is the lead member of the team; however, no one member has primary responsibility for making investment decisions.

                             TCW Investment Management Company ("TCW"). TCW was formed in 1987 and has been a registered investment advisor since 1987. TCW is an indirect subsidiary of The TCW Group, Inc. which is, in turn, and indirect subsidiary of Societe Generale, S.A. The principal business address of TCW is 865 South Figueroa Street, Los Angeles, California 90014.

                             Diane E. Jaffee, the Group Managing Director of TCW since 2001, is responsible for the day-to-day supervision and management of the Value & Income Series. Prior to joining TCW, Ms. Jaffee was an investment officer at SG Cowen Asset Management, Inc.

EQUITY GROWTH SERIES:
ARK ASSET MANAGEMENT
  CO., INC.
MARSICO CAPITAL
  MANAGEMENT, LLC            Ark Asset Management Co., Inc. ("Ark"). Ark has
                             been a registered investment adviser since July 10, 1989. Ark was formed in July 1989 and is owned by Ark Asset Holdings, Inc. Ark Asset Holdings, Inc.
                             is owned by certain Ark employees. The principal business address of Ark is 125 Broad Street, 13th
                             Floor, New York, New York 10004.

                             Joel Kurth and Nancy Peretz are responsible for the day-to-day supervision of the Equity Growth Series on behalf of Ark. Mr. Kurth is a Managing Director at Ark, and has been with the firm since 1998. Ms. Peretz is a Managing Director at Ark, and has been with the firm since 2000.

                             Mr. Kurth is the lead member of the portfolio management team in Ark's Large Cap Growth Group, which is responsible for the Equity Growth Series. Generally, Mr. Kurth makes the buy and sell decisions, while the other team members contribute ideas and analysis for securities in their specific industry sectors/groups. Mr. Kurth also is the research analyst for the Financial and Energy sectors of the Equity Growth Series. Lastly, Mr. Kurth is responsible for the overall portfolio construction for Ark's Large Cap Growth Group. Ms. Peretz is a lead member of the portfolio management team and makes all portfolio management decisions when Mr. Kurth is absent. Ms. Peretz is also a research analyst analyzing stocks in the Consumer Staples sector and interest companies in the Consumer Discretionary sector for the Large Cap Growth product. She contributes buy and sell recommendations to the Equity Growth Series in this capacity.

                             Marsico Capital Management, LLC
                             ("Marsico"). Marsico was organized in September 1997 as a registered investment adviser. Marsico is an indirect wholly-owned subsidiary of Bank of America Corporation. The principal business address of Marsico is 1200 17th Street, Suite 1300, Denver, Colorado 80202.

                             Thomas F. Marsico, the Chief Investment Officer of Marsico since 1997, is responsible for the day-to-day management of the Equity Growth Series. Mr. Marsico has over 20 years experience as a securities analyst and a portfolio manager.

     ADMINISTRATOR. Pursuant to an Administrative Services Agreement (and the Advisory Agreement), Diversified, as Administrator, provides Diversified Investors Portfolios with general office facilities and supervises the overall administration of Diversified Investors Portfolios, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of Diversified Investors Portfolios; the preparation and filing of all documents required for compliance by Diversified Investors Portfolios with applicable laws and regulations; providing equipment and clerical personnel necessary for maintaining the organization of Diversified Investors Portfolios; preparation of certain documents in connection with meetings of Trustees and investors of Diversified Investors Portfolios; and the maintenance of books and records of Diversified Investors Portfolios. Diversified provides persons satisfactory to the Board of Trustees of Diversified Investors Portfolios to serve as officers of Diversified Investors Portfolios. Such officers, as well as certain other employees and Trustees of Diversified Investors Portfolios, may be directors, officers or employees of Diversified or its affiliates. The Administrator receives no additional fee for its administrative services to Diversified Investors Portfolios.

     EXPENSES. The expenses of Diversified Investors Portfolios include the compensation of its Trustees who are not affiliated with the Adviser or Diversified; governmental fees; interest charges; taxes; fees and expenses of independent auditors, of legal counsel and of any transfer agent, depository, registrar or dividend disbursing agent of Diversified Investors Portfolios; insurance premiums; and expenses of calculating the net asset value of, and the net income on, beneficial interests in the series of Diversified Investors Portfolios. Expenses of Diversified Investors Portfolios also include the expenses connected with the execution, recording and settlement of securities transactions; fees and expenses of Diversified Investors Portfolios' custodian for all services to the series of Diversified Investors Portfolios, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental officers and commissions; expenses of meetings of investors and Trustees of Diversified Investors Portfolios; and the advisory fees payable to Diversified under the Advisory Agreement.

     CUSTODIAN AND DIVIDEND DISBURSING AGENT. Investors Bank & Trust Company is the custodian of the securities held by Diversified Investors Portfolios and is authorized to use the facilities of the Depository Trust Company and the facilities of the book-entry system for the Federal Reserve Bank. Investors Bank & Trust Company is the dividend-disbursing agent for Diversified Investors Portfolios.

     EXCLUSIVE PLACEMENT AGENT. Diversified Investors Portfolios has retained the services of Diversified Investors Securities Corp., ("DISC") as exclusive Placement Agent. The principal business address of DISC is 4 Manhattanville Road, Purchase, New York 10577. DISC receives no compensation as exclusive Placement Agent.

     LEGAL PROCEEDINGS. There are no legal proceedings to which Diversified Investors Portfolios or Diversified is a party and which are expected to have a material adverse effect on any Series or on Diversified's ability to perform its contractual obligations as investment adviser to the Series.

     However, Diversified Investors Securities Corp. ("DISC" or the "Distributor"), the placement agent of the Portfolios and a subsidiary of Diversified, was notified by the staff of the National Association of Securities Dealers, Inc. ("NASD") that it had made a preliminary determination to recommend disciplinary action against DISC regarding certain matters. In February 2006, DISC settled an administrative proceeding with the NASD regarding agreements with two customers who were permitted to engage in market timing activity in the Diversified Investors International Equity Fund from July 1, 2003 through October 24, 2003. The settlement also addressed alleged deficiencies in DISC's procedures relating to the retention of e-mail communications. Under the terms of the Letter of

Acceptance, Waiver and Consent ("AWC") with the NASD, under which DISC neither admitted nor denied the allegations or findings, DISC consented to the following sanctions: (i) censure; (ii) a fine of $1.3 million; (iii) restitution of approximately $949,011 to the Diversified International Equity Fund for losses attributable to the trading described in the AWC; and (iv) agreement to make certifications to the NASD regarding the review and establishment of procedures relating to e-mail retention and to the enforcement of the Funds' policies and procedures relating to market timing.

     DISC and Diversified have also responded to requests for information from various governmental and self-regulatory agencies in connection with investigations related to mutual fund trading activities. DISC and Diversified have cooperated fully with each request.

     Although it is not anticipated that these developments will have an adverse effect on the Subaccounts, there can be no assurance at this time.

     Additionally, on December 12, 2003, the Diversified Investors Portfolios received a copy of a complaint (the "Complaint") filed in the United States Bankruptcy Court for the Southern District of New York styled Enron Corp. v. J.P. Morgan Securities, Inc. et al. The Complaint names as defendants the Inflation-Protected Securities Portfolio (formerly, the Intermediate Government Bond Portfolio) and the Value & Income Portfolio (the "Subject Portfolios") and alleges that Enron Corp. ("Enron") transferred to the defendants, including the Subject Portfolios, over $1 billion in the aggregate for the purpose of prepaying certain commercial paper issued by Enron (the "Notes") and held by the defendants prior to the filing by Enron for bankruptcy protection under Chapter 11 of Title 11 of the Bankruptcy Code (the "Bankruptcy Code"). The Complaint seeks to hold the defendants, including the Subject Portfolios, liable for these transfers as preferential transfers or as fraudulent transfers under the Bankruptcy Code. Although the Complaint does not specify the amount of each transfer in dispute, it appears that the sale by the Inflation-Protected Securities Portfolio of approximately $2.4 million of the Notes on or about October 30, 2001 and the sale by the Value & Income Portfolio of approximately $10.3 million of the Notes on or about October 30, 2001 are in dispute. The Complaint seeks to require the Subject Portfolios to repay to Enron the full amounts of these transfers, in which event the Subject Portfolios would be granted unsecured claims against the Enron bankruptcy estate in the amounts of the repayments. The Subject Portfolios moved to dismiss all counts of the Complaint, contending, among other things, that section 546(e) of the Bankruptcy Code provides a complete defense. The Bankruptcy Court denied the motion on July 1, 2005. Accordingly, the Subject Portfolios filed an answer to the Complaint on July 29, 2005. Discovery is underway. Depositions began in September 2006 and are scheduled to conclude in October 2007. The Subject Portfolios and their counsel have reviewed the Subject Portfolios' records concerning the factual background of the allegations in the Complaint, and have considered remaining potential defenses to the allegations in the Complaint. Because discovery is still ongoing, the Subject Portfolios are unable to predict whether Enron will prevail, in whole or in part, in its claims against the Subject Portfolios, and therefore have not recorded a liability in the financial statements for any potential loss.

                          OTHER INFORMATION REGARDING
                        DIVERSIFIED INVESTORS PORTFOLIOS

     PURCHASE AND REDEMPTION OF INTERESTS IN DIVERSIFIED INVESTORS
PORTFOLIOS. Beneficial interests in the series of Diversified Investors Portfolios described in this Prospectus are currently being offered by DISC to MONY for allocation to Subaccounts to fund benefits payable under the Contracts. Investments in Diversified Investors Portfolios may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Prospectus does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interests in the series of Diversified Investors Portfolios.

     The net asset value of each series of Diversified Investors Portfolios is determined each day during which the Advisers of that series are open for business ("Portfolio Business Day"). This determination is made once each day as of the close of regular trading on the New York Stock Exchange, typically 4:00 p.m., New York time (the "Valuation Time").

     Each investor in a series of Diversified Investors Portfolios may add to or reduce its investment in such series on each Portfolio Business Day. As of the Valuation Time on each such day, the value of each investor's beneficial interest in a series will be determined by multiplying the net asset value of the series by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the series. Any additions or reductions, which are to be effected as of the Valuation Time on such day, will then be effected. The investor's percentage of the aggregate beneficial interests in a series will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the series as of the Valuation Time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the series effected as of the Valuation Time, and (ii) the denominator of which is the aggregate net asset value of the series as of the Valuation Time on such day, plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate net asset value of the series as of the Valuation Time on such day, plus or minus as the case may be, the amount of net additions to or reductions in the aggregate investments in the series by all investors in such series. The percentage so determined will then be applied to determine the value of the investor's interest in the series as of the Valuation time on the following Portfolio Business Day.

     An investor in a series of Diversified Investors Portfolios may withdraw all or any portion of its investment at the net asset value next determined if a withdrawal request in proper form is furnished by the investor to Diversified Investors Portfolios by the designated cut-off time for each accredited investor. The proceeds of a reduction or a withdrawal will be paid by Diversified Investors Portfolios in federal funds normally on the Portfolio Business Day the withdrawal is effected, but in any event within seven days. Diversified Investors Portfolios, on behalf of each of its series, reserves the right to pay redemptions in kind. Unless requested by an investor, Diversified Investors Portfolios will not make a redemption in kind to the investor, except in situations where that investor may make redemptions in kind. Diversified Investors Portfolios, on behalf of each of its series, has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which Diversified Investors Portfolios is obligated to redeem beneficial interests in each series with respect to any one investor during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the series at the beginning of the period. Investments in a series may not be transferred.

     The right to redeem beneficial interests or to receive payment with respect to any redemption may be suspended only (i) for any period during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) for any period during which an emergency exists as defined by the Securities and Exchange Commission as a result of which disposal of a series' securities or determination of the net asset value of each series is not reasonably practicable, and (iii) for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors in any series of Diversified Investors Portfolios.

     NET ASSET VALUE. Each Portfolio's net asset value is the value of its assets minus its liabilities. The price of a Portfolio's shares is based on its net asset value. Each Portfolio calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the Statement of Additional Information. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). Trading may take place in foreign securities held by a Portfolio on days when the Fund is not open for business. As a result, a Portfolio 's NAV may be impacted on days on which it is not possible to purchase or sell shares of the Portfolio.

     Each Portfolio generally values its portfolio securities based on market prices or quotations. When market prices or quotations are not readily available or are believed to be not reliable, a Portfolio may price those securities using fair value procedures approved by the Portfolio's Board of Trustees. A Portfolio may also use fair value procedures to price securities if it determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which the Portfolio's net asset value is calculated (for example, where securities are primarily traded on a foreign exchange that has closed before the Portfolio's net asset value is calculated). When a Portfolio uses fair value procedures to price securities it may value those securities higher or lower than actual market quotations or higher or lower than other Funds using their own fair value procedures to price the same securities.

     Short-term investments that have a maturity of more than 60 days generally are valued based on market prices or quotations. Short-term investments that have a maturity of 60 days or less are valued at amortized cost. Using this method, each Portfolio constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the Fund.

     TAXATION OF DIVERSIFIED INVESTORS PORTFOLIOS. Diversified Investors Portfolios is organized as a New York trust. None of its series is subject to any income or franchise tax in the State of New York. However, each investor in a series will be taxable on its share (as determined in accordance with the governing instruments of Diversified Investors Portfolio) of the series' ordinary income and capital gain in determining its income tax liability. The determination of such share will be made in accordance with the Code, and regulations promulgated thereunder.

     Diversified Investors Portfolios, since it is taxed as a partnership, is not subject to federal income taxation. Instead, any investor in Diversified Investors Portfolios must take into account, in computing its federal income tax liability, its share of Diversified Investors Portfolios' income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from Diversified Investors Portfolios.

     Withdrawals by any investor in Diversified Investors Portfolios from its corresponding series generally will not result in recognizing any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent that any cash distributed exceeds the basis of such investor's interest in the series prior to the distribution, (2) income or gain will be realized if the withdrawal is in liquidation of such investor's entire interest in the series and includes a disproportionate share of any unrealized receivables held by the series and (3) loss will be recognized if the distribution is in liquidation of that entire interest and consists solely of cash and/or unrealized receivables. The basis of any investor's interest in Diversified Investors Portfolios generally equals the amount of cash and the basis of any property that such investor invests in a series, increased by such investor's share of income from that series and decreased by the amount of any cash distributions and the basis of any property distributed from that series.

     DESCRIPTION OF BENEFICIAL INTERESTS, VOTING RIGHTS AND
LIABILITIES. Diversified Investors Portfolios is organized as a series trust under the laws of the State of New York. Under the Declaration of Trust, the Trustees are authorized to issue beneficial interests in one or more series (each a "Series"). Investment in each series may not be transferred, but an investor may withdraw all or any portion of its investment at any time at net asset value. Investors in a series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that series (and of no other series). However, the risk of an investor in a series incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the series itself was unable to meet its obligations. Investments in each series have no preemptive or conversion rights and are fully paid and nonassessable, except as set forth below.

     Each investor is entitled to a vote in proportion to the amount of its investment in each series. Investors in a series will vote as a separate class, except as to voting for election of Trustees of Diversified Investors Portfolios, as otherwise required by the 1940 Act, or if determined by the Trustees of Diversified Investors Portfolios to be a matter which affects all series. As to any matter which does not affect a particular series, only investors in the one or more affected series are entitled to vote. Diversified Investors Portfolios is not required and has no current intention of holding special meetings of investors, but special meetings of investors will be held when in the judgment of the Trustees of Diversified Investors Portfolios, it is necessary or desirable to submit matters for an investor vote. Changes in fundamental policies will be submitted to investors for approval. Investors under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of Diversified Investors Portfolios by a specified number of investors) have the right to communicate with other investors in connection with requesting a meeting of investors for the purpose of removing one or more Trustees of Diversified Investors Portfolios. Investors also have the right to remove one or more Trustees of Diversified Investors Portfolios without a meeting by a declaration in writing by a specified number of investors. Upon liquidation of a series, investors would be entitled to share pro rata in the net assets of that series (and no other series) available for distribution to investors. See "Voting Rights" at page 23.

     Each series determines its net income and realized capital gains, if any, on each Portfolio Business Day and allocates all such income and gain pro rata among the investors in such series at the time of such determination.

     The "net income" of each series shall consist of (i) all income accrued, less the amortization of any premium, on the assets of the series, less (ii) all actual and accrued expenses of the series determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity and any net realized gains or losses on the assets of a series. All the net income of each series is allocated pro rata among the investors in the series (and no other series).

     Inquiries regarding the Diversified Investors Portfolios may be directed to 4 Manhattanville Road, Purchase, New York 10577 (914-697-8000).

                                    EXPERTS

     The balance sheets of MONY as of December 31, 2006 and 2005 and the related statements of operations and cash flows for each of the three years in the period ended December 31, 2006, as well as the statements of assets and liabilities for Keynote Series Account as of December 31, 2006, and the related statements of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2006 and 2005 have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports thereon are set forth in the Statement of Additional Information. These financial statements have been included in reliance on the report of the said firm, given on the authority of that firm as experts in auditing and accounting.

                               LEGAL PROCEEDINGS

     MONY and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a Contract owner's interest in the Keynote Series Account, nor would any of these proceedings be likely to have a material adverse effect upon the Keynote Series Account, our abilities to meet our obligations under the Contracts, or the distribution of the Contracts.

                              FINANCIAL STATEMENTS

     The financial statements for MONY, included in the Statement of Additional Information, should be distinguished from the financial statements of Keynote, included in the Statement of Additional Information, and should be considered only as bearing on the ability of MONY to meet its obligations under the Contracts. The financial statements of MONY should not be considered as bearing on the investment performance of the assets held in Keynote.

                             ADDITIONAL INFORMATION

     This Prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted (including financial statements relating to MONY) pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the fees prescribed by the Commission.

     For further information with respect to MONY, the Contracts offered by this Prospectus and Diversified Investors Portfolios, including the Statement of Additional Information (which includes financial statements relating to MONY), contact MONY at its address or phone number set forth on the cover of this Prospectus for requesting such statement.

     For further information with respect to the Calvert Series, Calvert Variable Series, Inc. or Calvert Asset Management Company, Inc., including a Statement of Additional Information, contact Calvert, Inc. at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, or call (301) 951-4820.

                               TABLE OF CONTENTS
                                       OF
                      STATEMENT OF ADDITIONAL INFORMATION

ITEM                                                          PAGE
----                                                          ----
Independent Registered Public Accounting Firm...............    2
Sale of Contracts/Principal Underwriter.....................    2
Performance Data............................................    2
Diversified Investors Portfolios............................    4
  Investment Objectives, Policies and Restrictions..........    4
  Determination of Net Asset Value; Valuation of
     Securities.............................................   28
  Management of Diversified Investors Portfolios............   29
  Independent Registered Public Accounting Firm.............   42
  Capital Stock and Other Securities........................   42
  Taxation..................................................   44
  Disclosure of Portfolio Holdings..........................   45
Financial Statements of MONY................................   46
Appendix....................................................  A-1
Financial Statements........................................  F-1

                              REQUEST FOR KEYNOTE

                      STATEMENT OF ADDITIONAL INFORMATION

     Detach and return in an envelope addressed:

                                      MONY
                   c/o Diversified Investment Advisors, Inc.
                             4 Manhattanville Road
                            Purchase, New York 10577
                          Attn: Not-For-Profit Service

     Please make sure that your name and the address to which you wish MONY to send the current Keynote Statement of Additional Information appears below:

Name
--------------------------------------------------------------------------------
Address
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Employer
--------------------------------------------------------------------------------

Information about contracts can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available in the EDGAR database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

                            NOTICE OF PRIVACY POLICY
                   INFORMATION ONLY -- NO RESPONSE NECESSARY

At Diversified Investment Advisors, protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use "nonpublic personal information" in order to provide our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information of our customers and former customers in accordance with our Privacy Policy.

WHAT INFORMATION IS COLLECTED, AND FROM WHOM IS IT COLLECTED?

We may collect nonpublic personal information about you from the following sources:
     - Information we receive from you on applications or other forms;
     - Information about your transactions with us, our affiliates, or others;
     and
     - Information we receive from non-affiliated third parties, including consumer reporting agencies.

"Nonpublic personal information" is nonpublic information about you that we obtain in connection with providing a financial product or service to you.

WHAT INFORMATION IS DISCLOSED, AND TO WHOM IS IT DISCLOSED?

We do not disclose any nonpublic personal information about you to either our "affiliates" or non-affiliates without your express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements.

"Our affiliates" are companies with which we share common ownership and which offer life and health insurance and pension and savings products.

WHAT ARE OUR SECURITY PROCEDURES?

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information.

TO WHICH COMPANIES DOES THIS NOTICE APPLY?

This Notice applies to Diversified Investment Advisors, Inc., Diversified Investors Securities Corp., Diversified Investors Funds Groups, and MONY Life Insurance Company, 1740 Broadway, New York, New York 10019.


Not part of the prospectus

FORM NO. 13443SL 5/07

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2007

                        GROUP VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                             KEYNOTE SERIES ACCOUNT

                                      AND

                          MONY LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT IT RELATES TO, AND SHOULD BE READ IN CONJUNCTION WITH, THE PROSPECTUS DATED MAY 1, 2007 FOR THE GROUP VARIABLE ANNUITY CONTRACTS ISSUED BY THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK ("MONY") WHICH INVEST IN THE KEYNOTE SERIES ACCOUNT ("KEYNOTE"). THE PROSPECTUS IS AVAILABLE, AT NO CHARGE, BY WRITING MONY C/O DIVERSIFIED INVESTMENT ADVISORS, INC., 4 MANHATTANVILLE RD., PURCHASE, NEW YORK 10577 OR BY CALLING (914) 697-8000.

A SEPARATE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE WITHOUT CHARGE FOR CALVERT VARIABLE SERIES, INC. OF WHICH THE CALVERT SOCIAL BALANCED PORTFOLIO IS A PART BY WRITING TO CALVERT VARIABLE SERIES, INC. AT 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814 OR BY TELEPHONING (301) 951-4820.

                               TABLE OF CONTENTS

ITEM                                                          PAGE
----                                                          ----
Independent Registered Public Accounting Firm...............    2
Sale of Contracts/Principal Underwriter.....................    2
Performance Data............................................    2
Diversified Investors Portfolios............................    4
  Investment Objectives, Policies and Restrictions..........    4
  Determination of Net Asset Value; Valuation of
     Securities.............................................   28
  Management of Diversified Investors Portfolios............   29
  Independent Registered Public Accounting Firm.............   42
  Capital Stock and Other Securities........................   42
  Taxation..................................................   44
  Disclosure of Portfolio Holdings..........................   45
Financial Statements of MONY................................   46
Appendix....................................................  A-1
Financial Statements........................................  F-1

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The financial statements of Keynote and MONY appearing on the following pages have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and are included herein in reliance on the reports of PricewaterhouseCoopers LLP given upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is located at 300 Madison Avenue, New York, New York 10017.

                    SALE OF CONTRACTS/PRINCIPAL UNDERWRITER

     AXA Advisors, LLC ("AXA Advisors") serves as both the distributor and principal underwriter of the Contracts. Prior to June 6, 2005, MONY Securities Corporation ("MSC") served as both the distributor and principal underwriter of the Contracts. Effective June 6, 2005, registered representatives of MSC became registered representatives of AXA Advisors and AXA Advisors replaced MSC as both distributor and principal underwriter of the Contracts. The Contracts are offered to the public on a continuous basis.

     AXA Advisors does not receive underwriting commissions.

                                PERFORMANCE DATA

MONEY MARKET SUBACCOUNT

     For the seven day period ended December 31, 2006, the yield for the Money Market Subaccount was 4.04% and the effective yield was 4.12%.

     The yield is calculated by dividing the result of subtracting the value of one Unit at the end of the seven day period ("Seventh Day Value") from the value of one Unit at the beginning of the seven day period ("First Day Value") by the First Day Value (the resulting quotient being the "Base Period Return") and multiplying the Base Period Return by 365 divided by 7 to obtain the annualized yield.

     The effective yield is calculated by compounding the Base Period Return calculated in accordance with the preceding paragraph, adding 1 to Base Period Return, raising that sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

     As the Money Market Subaccount invests only in the Money Market Series (the "Money Market Series") of Diversified Investors Portfolios, the First Day Value reflects the net asset value of the interest in the Money Market Series held in the Money Market Subaccount. The Seventh Day Value reflects increases or decreases in the net asset value of the interest in the Money Market Series held in the Money Market Subaccount due to the declaration of dividends, net investment income and the daily charges and deductions from the Subaccount for mortality and expense risk. Net investment income reflects earnings on investments less expenses of the Money Market Series including the investment management fee.

     AVERAGE ANNUAL TOTAL RETURNS: The average annual total return for the Subaccounts is shown for the periods indicated in the table below.

                                                                                                  FOR THE
                                                                                                  PERIOD
                                                   FOR THE     FOR THE     FOR THE    FOR THE      SINCE
                                                    YEAR       3 YEARS     5 YEARS    10 YEARS   INCEPTION
                                                    ENDED       ENDED       ENDED      ENDED      THROUGH
                                                  12/31/06    12/31/06    12/31/06    12/31/06   12/31/06
                                                  --------    --------    --------    --------   ---------
Money Market(1).................................    3.73%       2.02%       1.40%      2.92%       5.95%
Inflation-Protected Securities(2) (formerly,
  Intermediate Government Bond).................    2.34%       1.01%       2.10%      3.76%       4.91%
Core Bond(1)....................................    3.02%       2.60%       3.85%      4.66%       7.30%
Balanced(1).....................................   10.52%       7.33%       5.08%      5.41%       7.41%
Value & Income(1)...............................   19.38%      12.12%       8.14%      9.18%      11.91%
Equity Growth(1)................................    2.99%       5.19%       1.97%      5.43%       7.82%
Calvert Series(3)...............................    7.59%       6.38%       4.31%      5.23%       7.56%

---------------
(1) On January 3, 1994, each of the corresponding Pooled Separate Accounts of MONY set forth below contributed all of its assets to the corresponding Series of Diversified Investors Portfolios in which a corresponding Keynote Subaccount invests its assets:

                                                                   MONY POOLED
SERIES                                                           SEPARATE ACCOUNT
------                                                           ----------------
Money Market................................................  Pooled Account No. 4
Core Bond...................................................  Pooled Account No. 5
Balanced....................................................  Pooled Account No. 14
Value & Income..............................................  Pooled Account No. 6
Equity Growth...............................................  Pooled Account No. 1

        Total returns calculated for any period for the Money Market, Core Bond, Balanced, Value & Income, and Equity Growth Subaccounts reflect the performance of the corresponding Pooled Separate Account for any period prior to January 3, 1994 and the performance of the corresponding series of Diversified Investors Portfolios thereafter. Such total returns calculated for each of the Subaccounts reflect the performance of the corresponding Pooled Separate Account only from the date that such corresponding Pooled Separate Account utilized the services of the same investment adviser as is presently providing such advice to the corresponding Series of Diversified Investors Portfolios invested in by the Subaccount. Such commencement dates are November 1978 for the Money Market Subaccount, January 1978 for the Core Bond Subaccount, December 1992 for the Balanced Subaccount, January 1978 for the Value & Income Subaccount, and February 1993 for the Equity Growth Subaccount. All total return percentages reflect the historical rates of return for such period adjusted to assume that all charges, expenses and fees of the applicable Subaccount and the corresponding series of Diversified Investors Portfolios which are presently in effect were deducted during such period.

(2) Prior to May 1, 2007, the Inflation Protected Securities Portfolio in which the Subaccount invests had a different investment objective and strategy. The Subaccount's performance prior to May 1, 2007 does not necessarily represent results that would have been obtained had the current investment objective and strategy been in effect for all periods.

(3) The average annual total returns for the Calvert Series Subaccount reflect the average annual total returns of the Calvert Series. The commencement date of the Calvert Series is September 30, 1986.

     The table above assumes that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distribution from the corresponding series (or its predecessor investment vehicle) were reinvested, and that a Contractholder surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The annualized total return percentages shown in the table reflect the annualized historical rates of return and deductions for all charges, expenses, and fees which would be imposed on the payment assumed by both the corresponding series and Keynote.

                        DIVERSIFIED INVESTORS PORTFOLIOS

     Six series of Diversified Investors Portfolios are presently available for investment under the Contracts through Subaccounts of Keynote. This section of the Statement of Additional Information describes each such series, including Diversified Investors Money Market Portfolio (the "Money Market Series"), Diversified Investors Inflation-Protected Securities Portfolio (the "Inflation-Protected Securities Series"), Diversified Investors Core Bond Portfolio (the "Core Bond Series"), Diversified Investors Balanced Portfolio (the "Balanced Series"), Diversified Investors Value & Income Portfolio (the "Value & Income Series") and Diversified Investors Equity Growth Portfolio (the "Equity Growth Series"). The series of Diversified Investors Portfolios available under the Contracts may be collectively referred to herein as the "Series."

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                             INVESTMENT OBJECTIVES

     The investment objective of each Series is described in the Prospectus of Keynote Series Account. There can, of course, be no assurance that a Series will achieve its investment objective.

                              INVESTMENT POLICIES

     The following discussion supplements the information regarding the investment objective of each Series and the policies to be employed to achieve this objective as set forth in the Prospectus of Keynote Series Account.

BANK OBLIGATIONS

     Bank obligations include certificates of deposit, time deposits (including Eurodollar time deposits) and bankers' acceptances and other short-term debt obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. The Series have established certain minimum credit quality standards for bank obligations in which they invest.

     Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     Obligations of foreign branches and subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as certificates of deposit and time deposits, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to risks that are different from or are in addition to those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (a) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

U.S. GOVERNMENT AND AGENCY SECURITIES

     U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS). STRIPS are sold as zero coupon securities. These securities are usually structured with two classes that receive different portions of the interest and principal payments from the underlying obligation. The yield to maturity on the interest-only class is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only class generally is unusually volatile in response to changes in interest rates. See "Zero Coupon Securities" below for more information.

     U.S. Treasury securities differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

     Certain Federal agencies such as the Government National Mortgage Association (GNMA) have been established as instrumentalities of the U.S. government to supervise and finance certain types of activities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, GNMA pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. Government has historically provided financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

COLLATERALIZED MORTGAGE OBLIGATIONS

     A Series may invest a portion of its assets in collateralized mortgage obligations or "CMOs," which are debt obligations collateralized by mortgage loans or mortgage pass-through securities (such collateral referred to collectively as "Mortgage Assets"). Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities.

     Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in innumerable ways. In a common structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. Certain CMOs may be stripped (securities which provide only the principal or interest factor of the underlying security).

     A Series may also invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.

MORTGAGE-BACKED SECURITIES

     A Series may invest in mortgage-backed securities. Mortgage-backed securities are securities representing interests in "pools" of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are passed through to the holders of the securities (net of fees paid to the issuer or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. The average lives of mortgage-backed securities are variable when issued because their average lives depend on prepayment rates. The average life of these securities is likely to be substantially shorter than their stated final maturity as a result of unscheduled principal prepayment. Prepayments on underlying mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to a Series may be different than the quoted yield on the securities. Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates. Like other fixed income securities, when interest rates rise the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as that of other fixed-income securities. In the event of an increase in interest rates which results in a decline in mortgage prepayments, the anticipated maturity of mortgage-backed securities held by a Series may increase, effectively changing a security which was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

     Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (such as the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation, (FHLMC) which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-backed securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). Some of these mortgage-backed securities may be supported by various forms of insurance or guarantees.

     Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. Some mortgage-backed securities (such as securities issued by the GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgages in the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-backed securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration ("FHA") insured or Veterans Administration ("VA") guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities.

GNMA securities are often purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

     Government-related guarantors (i.e., whose guarantees are not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages (i.e., mortgages not insured or guaranteed by any governmental agency) from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment by FNMA of principal and interest.

     FHLMC is also a government-sponsored corporation owned by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages (i.e., not federally insured or guaranteed) for FHLMC's national portfolio. FHLMC guarantees timely payment of interest and ultimate collection of principal regardless of the status of the underlying mortgage loans.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass through pools of mortgage loans. Such issuers may also be the originators and/or servicers of the underlying mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may also buy mortgage-related securities without insurance or guarantees.

ASSET-BACKED SECURITIES

     Asset-backed securities are generally issued as pass through certificates, which represent undivided fractional ownership interests in the underlying pool of assets, or as debt instruments, which are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. The pool of assets generally represents the obligations of a number of different parties. Asset-backed securities frequently carry credit protection in the form of extra collateral, subordinated certificates, cash reserve accounts, letters of credit or other enhancements. For example, payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or other enhancement issued by a financial institution unaffiliated with the entities issuing the securities. Assets which, to date, have been used to back asset-backed securities include motor vehicle installment sales contracts or installment loans secured by motor vehicles, and receivables from revolving credit (credit card) agreements. Other types of asset-backed securities include those that represent interest in pools of corporate bonds (such as collateralized bond obligations or CBOs), bank loans (such as collateralized loan obligations or CLOs) and other debt obligations (such as collateralized debt obligations or CDOs).

     Asset-backed security values may also be affected by factors such as changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originators of the underlying loans or receivables, or the entities providing credit enhancement, if any. If a letter of credit or other form of credit enhancement is exhausted or otherwise unavailable, holders of asset-backed securities may experience delays in payments or losses if the full amounts due on underlying assets are not realized. Asset-backed securities may also present certain additional risks related to the particular type of collateral. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Asset-backed securities are also subject to prepayment risk.

COMMERCIAL PAPER

     Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under an agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     The Series may purchase three types of commercial paper, as classified by exemption from registration under the Securities Act of 1933, as amended (the "1933 Act"). The three types include open market, privately placed, and letter of credit commercial paper. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers or directly through the issuers. Individual investor participation in the commercial paper market is very limited.

     OPEN MARKET. "Open market" commercial paper refers to the commercial paper of any industrial, commercial, or financial institution which is openly traded, including directly issued paper. "Open market" paper's 1933 Act exemption is under Section 3(a)(3) which limits the use of proceeds to current transactions, limits maturities to 270 days and requires that the paper contain no provision for automatic rollovers.

     PRIVATELY PLACED. "Privately placed" commercial paper relies on the exemption from registration provided by Section 4(2), which exempts transactions by an issuer not involving any public offering. The commercial paper may only be offered to a limited number of accredited investors. "Privately placed" commercial paper has no maturity restriction.

     LETTER OF CREDIT. "Letter of credit" commercial paper is exempt from registration under Section 3(a)(2) of the 1933 Act. It is backed by an irrevocable or unconditional commitment by a bank to provide funds for repayment of the notes. "Letter of credit" paper has no limitations on purchasers.

VARIABLE RATE AND FLOATING RATE SECURITIES

     The Series may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit a Series to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Series, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. The interest rate on these securities may be reset daily, weekly, quarterly, or some other reset period and may have a floor or ceiling on interest rate charges. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. Frequently, such obligations are backed by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Series' right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Series may invest in obligations which are not so rated only if the Series' Subadviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Series may invest. The applicable Subadviser, on behalf of a Series, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Series. The Series will not invest more than 15% (10% in the case of the Money Market Series) of the value of their net assets in floating or variable rate demand obligations as to which they cannot exercise the demand feature on not more than seven days' notice if there is no secondary market available for these obligations, and in other securities that are not readily marketable. See "Illiquid Securities" below.

PARTICIPATION INTERESTS

     A Series may purchase from financial institutions participation interests in securities in which such Series may invest. A participation interest gives a Series an undivided interest in the security in the proportion that the Series' participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Series, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Series' Subadviser must have determined that the instrument is of comparable quality to those instruments in which a Series may invest. For certain participation interests, a Series will have the right to demand payment, on not more than seven days' notice, for all or any part of the Series' participation interest in the security, plus accrued interest. As to these instruments, a Series intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. A Series will not invest more than 15% (10% in the case of each Money Market Series) of its net assets in participation interests that do not have this demand feature, and in other securities that are not readily marketable. See "Illiquid Securities" below.

ILLIQUID SECURITIES

     Each Series may invest up to 15% (10% for the Money Market Series) of its net assets in illiquid securities, including restricted securities that are illiquid.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. The absence of a trading market can make it difficult to ascertain a market value for these investments. In addition, limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them which, if possible at all, would result in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     Rule 144A under the 1933 Act allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.

     The applicable Subadviser will monitor the liquidity of Rule 144A securities for each Series under the supervision of the applicable Portfolio Trust's or Trust's Board of Trustees. In reaching liquidity decisions, the Subadviser will consider, among other things, the following factors: (a) the frequency of trades and quotes for the security, (b) the number of dealers and other potential purchasers wishing to purchase or sell the security, (c) dealer undertakings to make a market in the security and (d) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     The liquidity of Rule 144A securities could be impaired if qualified institutional buyers become, for a time, uninterested in purchasing Rule 144A securities.

UNSECURED PROMISSORY NOTES

     A Series also may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with the Series' investment objective. The Notes purchased by the Series will have remaining maturities of 13 months or less. The Series will invest no more than 15% (10% in the case of the Money Market Series) of its net assets in such Notes and in other securities that are not readily marketable (which securities would include floating and variable rate demand obligations as to which the Series cannot exercise the demand feature described above and as to which there is no secondary market). See "Illiquid Securities" above.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

     Repurchase agreements are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (which is usually a member bank of the Federal Reserve System or a member firm of the New York Stock Exchange (or a subsidiary thereof)) at an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value of the underlying security, usually U.S. Government or government agency issues. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements may be considered to be loans by the buyer. A Series' risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although a Series may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. All repurchase agreements entered into by the Series are fully collateralized, with such collateral being marked to market daily.

     The Series may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, but not for leverage. One means of borrowing is by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time a Series enters into a reverse repurchase agreement it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price, including accrued interest. The segregation of assets could impair the Series' ability to meet its current obligations or impede investment management if a large portion of the Series' assets are involved. Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Series may decline below the repurchase price of those securities.

     The Series may, together with other registered investment companies managed by the Series' Subadvisers or their affiliates, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements, including tri-party subcustody repurchase arrangements.

FOREIGN SECURITIES -- ALL SERIES

     The Series may invest their assets in securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, brokerage or other taxation, limitation on the removal of funds or other assets of a Series, political or financial instability or diplomatic and other developments which would affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States.

     It is anticipated that in most cases the best available market for foreign securities would be on exchanges or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States companies. Foreign security trading practices, including those involving securities settlement where a Series' assets may be released prior to receipt of payment, may expose a Series to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States.

MONEY MARKET SERIES

     The Money Market Series may invest in the following foreign securities: (a) U.S. dollar-denominated obligations of foreign branches and subsidiaries of domestic banks and foreign banks (such as Eurodollar CDs, which are U.S. dollar-denominated CDs issued by branches of foreign and domestic banks located outside the United States; Eurodollar TDs ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a foreign or domestic bank; and Canadian TDs, which are essentially the same as ETDs except they are issued by branches of major Canadian banks); (b) high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes) issued by foreign corporations (including Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian subsidiary of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer); and (c) U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Series' Subadviser to be of comparable quality to the other obligations in which the Money Market Series may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the

European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

SERIES OTHER THAN THE MONEY MARKET SERIES

     Not more than 5% of a Series' assets may be invested in closed-end investment companies which primarily hold foreign securities. Investments in such companies entail the risk that the market value of such investments may be substantially less than their net asset value and that there would be duplication of investment management and other fees and expenses.

     American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other forms of depositary receipts for securities of foreign issuers provide an alternative method for a Series to make foreign investments. These securities are not denominated in the same currency as the securities into which they may be converted and fluctuate in value based on the underlying security. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts evidencing a similar arrangement.

     The Series may invest in foreign securities that impose restrictions on transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     Forward currency exchange contracts may be entered into for each Series for the purchase or sale of foreign currency to hedge against adverse rate changes or otherwise to achieve the Series' investment objectives. A currency exchange contract allows a definite price in dollars to be fixed for securities of foreign issuers that have been purchased or sold (but not settled) for the Series.

     Because some Series may buy and sell securities denominated in currencies other than the U.S. dollar and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Series from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Series either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or use forward contracts to purchase or sell foreign currencies.

     A forward foreign currency exchange contract is an obligation by a Series to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are effected in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. A Series maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Series' securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

     The Series may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position.

     Each Series may also enter into proxy hedges and cross hedges. In a proxy hedge, which generally is less costly than a direct hedge, a Series, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times. A Series may enter into a cross hedge if a particular currency is expected to decrease against another currency. The Series would sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount equal to some or all of the Series' holdings denominated in the currency sold.

     Entering into exchange contracts may result in the loss of all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. In addition, entering into such contracts means incurring certain transaction costs and bearing the risk of incurring losses if rates do not move in the direction anticipated.

     The Series will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Series may do so when their Subadvisers determine that the transactions would be in a Series' best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

     While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event a Series' ability to utilize forward contracts for the Series may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Series than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Series' foreign currency denominated portfolio securities and the use of such techniques will subject the Series to certain risks.

     Even if a hedge is generally successful, the matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Series may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit a Series' ability to use such contracts to hedge or cross-hedge its assets. Also, with regard to a Series' use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Series' cross-hedges and the movements in the exchange rates of the foreign currencies in which the Series' assets that are the subject of such cross-hedges are denominated.

GUARANTEED INVESTMENT CONTRACTS

     The Series may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Series makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Series guaranteed interest. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expenses and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. Because a Series may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment and, together with other instruments in a Series which are not readily marketable, will not exceed 15% (10% in the case of each Money Market Series) of the Series' net assets. The term of a GIC will be 13 months or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the guaranteed interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

WHEN-ISSUED SECURITIES

     Forward commitments or purchases of securities on a when-issued basis are transactions where the price of the securities is fixed at the time of commitment and the delivery and payment ordinarily takes place beyond customary settlement time. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the buyer before settlement. The securities are subject to market fluctuation due to changes in market interest rates; the securities are also subject to fluctuation in value pending settlement based upon public perception of the creditworthiness of the issuer of these securities.

     It is expected that, under normal circumstances, the Series would take delivery of such securities. When a Series commits to purchase a security on a "when-issued" or on a "forward delivery" basis, the Series establishes procedures consistent with the relevant policies of the SEC. Since those policies currently require that an amount of a Series' assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Series expect always to have cash or liquid securities sufficient to cover any commitments or to limit any potential risk. However, although the Series do not intend to make such purchases for speculative purposes and intend to adhere to the provisions of SEC policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, a Series may have to sell assets which have been set aside in order to meet redemptions. Also, if a Series determines it is advisable as a matter of investment strategy to sell the "when-issued" or "forward delivery" securities, the Series would be required to meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than the Series' payment obligation).

ZERO COUPON OBLIGATIONS

     A zero coupon security pays no interest or principal to its holder during its life. A zero coupon security is sold at a discount, frequently substantial, and redeemed at face value at its maturity date. The market prices of zero coupon securities are generally more volatile than the market prices of securities of similar maturity that pay interest periodically, and zero coupon securities are likely to react more to interest rate changes than non-zero coupon securities with similar maturity and credit qualities.

     A Series may acquire zero coupon obligations when consistent with its investment objective and policies. Since interest income is accrued throughout the term of the zero coupon obligation but is not actually received until maturity, a Series may have to sell other securities to pay dividends based on such accrued income prior to maturity of the zero coupon obligation.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS AND FOREIGN CURRENCIES -- SERIES OTHER THAN THE MONEY MARKET SERIES

     Futures Contracts. A Series may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices including any index of U.S. or foreign stocks, U.S. Government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contract markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Series may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A Series may also enter into futures contracts which are based on bonds issued by entities other than the U.S. Government.

     Purchases or sales of stock index futures contracts may be used to attempt to protect a Series' current or intended stock investments from broad fluctuations in stock prices. For example, the Series may sell stock index futures contracts in anticipation of or during a decline in the market value of the Series' securities. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Series is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Series intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Series will purchase such securities upon termination of the futures position, but under unusual market conditions, a long futures position may be terminated without a related purchase of securities.

     At the same time a futures contract is purchased or sold, the Series must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Series would provide or receive cash that reflects any decline or increase in the contract's value.

     At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

     Although futures contracts by their terms may call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Series will incur brokerage fees when it purchases or sells futures contracts.

     The purpose of the acquisition or sale of a futures contract, in the case of a Series which holds or intends to acquire fixed-income securities, is to attempt to protect the Series from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, a Series might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Series. If interest rates did increase, the value of the debt security in a Series would decline, but the value of the futures contracts to the Series would increase at approximately the same rate, thereby keeping the net asset value of the Series from declining as much as it otherwise would have. The Series could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is generally more liquid than the cash market, the use of futures contracts as an investment technique allows a Series to maintain a defensive position without having to sell its portfolio securities.

     Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Series could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Series could then buy debt securities on the cash market.

     When a Series enters into futures contracts, the Series will establish a segregated account to cover the Series' obligations with respect to such futures contracts. The assets in the account will consist of cash, offsetting derivatives or liquid securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Series with respect to such futures contracts.

     The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate or other trends by the applicable Subadviser may still not result in a successful transaction.

     In addition, futures contracts entail risks. Although the Subadvisers believe that use of such contracts will benefit the Series, if the Subadvisers' investment judgment about the general direction of interest rates is incorrect, a Series' overall performance would be poorer than if it had not entered into any such contract. For example, if a Series has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held by it and interest rates decrease instead, the Series will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Series has insufficient cash, it may have to sell debt securities to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. A Series may have to sell securities at a time when it may be disadvantageous to do so.

     Options on Futures Contracts. The Series may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities, it may or may not be less risky than ownership of the futures contract or underlying securities. As with the purchase of futures contracts, when a Series is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Series may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

     The amount of risk a Series assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Series will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Series' portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Series will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Series intends to purchase. If a put or call option the Series has written is exercised, the Series will incur a loss which will be reduced by the amount of the premium it receives. In the case of a call option written by the Series, the loss is potentially unlimited. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Series' losses from options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The Series are not regulated as "commodity pools" for purposes of the Commodity Exchange Act, regulations and related positions of the Commodity Futures Trading Commission ("CFTC").

     Options on Foreign Currencies. A Series may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, may be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Series may purchase put options on the foreign currency. If the value of the currency does decline, a Series will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Series may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Series deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Series could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     A Series may write options on foreign currencies for the same types of hedging purposes. For example, where a Series anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Series could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Series to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Series would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Series also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     Losses from the writing of call options are potentially unlimited. Accordingly, the Series intend that any call options on foreign currencies that they write (other than for cross-hedging purposes as described below) will be covered. A call option written on a foreign currency by a Series is "covered" if the Series owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of another foreign currency held in its portfolio. A call option is also covered if the Series has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Series in cash and liquid securities in a segregated account with its custodian.

     The Series may also write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Series owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Series collateralizes the option by maintaining in a segregated account with its custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

     Additional Risks of Options on Futures Contracts, Forward Contracts and Options on Foreign Currencies. Unlike transactions entered into by a Series in futures contracts, forward contracts and options on foreign currencies are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Series to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.
                                        18
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     As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. A Series' ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Series will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

     In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (a) other complex foreign political and economic factors, (b) lesser availability than in the United States of data on which to make trading decisions, (c) delays in the Series' ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (d) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (e) lesser trading volume.

     The successful use of futures contracts, options on futures contracts and options on foreign currencies draws upon the applicable Subadviser's skill and experience with respect to such instruments. Should stock prices, interest or exchange rates move in an unexpected manner, a Series may not achieve the anticipated benefits of futures contracts or options on futures contracts or foreign currencies or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts or foreign currencies and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

OPTIONS ON SECURITIES -- SERIES OTHER THAN THE MONEY MARKET SERIES

     The Series may write (sell) covered call and put options to a limited extent on their portfolio securities ("covered options"). However, a Series may forego the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Series.

     When a Series writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Series will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which a Series has no control, the Series must sell the underlying security to the option holder at the exercise price. By writing a covered call option, a Series forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

     When a Series writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Series at the specified exercise price at any time during the option period. If the option expires unexercised, the Series will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which a Series has no control, the Series must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, a Series, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. A Series will not write a call or a put option unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in

(1) above. Each Series will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, segregate cash or liquid assets in the prescribed amount as determined daily.

     A Series may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where a Series cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

     When a Series writes an option, an amount equal to the net premium received by the Series is included in the liability section of the Series' Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Series enters into a closing purchase transaction, the Series will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Series will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received.

     A Series may purchase call and put options on any securities in which it may invest. A Series would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Series, in exchange for the premium paid, to purchase a security at a specified price during the option period. A Series would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

     A Series would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle a Series, in exchange for the premium paid, to sell a security, which may or may not be held in the Series' portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Series' portfolio securities. Put options also may be purchased by a Series for the purpose of affirmatively benefiting from a decline in the price of securities which the Series does not own. A Series would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

     The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

     The Series may engage in over-the-counter options transactions with broker-dealers who make markets in these options. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Series will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The applicable Subadviser will monitor the creditworthiness of dealers with whom a Series enters into such options transactions under the general supervision of Diversified and the applicable Board of Trustees.

OPTIONS ON SECURITIES INDICES -- SERIES OTHER THAN THE MONEY MARKET SERIES

     In addition to options on securities, the Series may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."

     Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Series generally will only purchase or write such an option if the applicable Subadviser believes the option can be closed out.

     Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. A Series will not purchase such options unless the applicable Subadviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

     Price movements in the Series' securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, a Series may be forced to liquidate portfolio securities to meet settlement obligations.

SWAP AGREEMENTS -- SERIES OTHER THAN THE MONEY MARKET SERIES

     A Series may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Series than if the Series had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

     Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Credit default swaps are a type of swap agreement in which the protection "buyer" is generally obligated to pay the protection "seller" an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Series. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Series may be either the buyer or seller in the transaction. If the

Series is a buyer and no credit event occurs, the Series may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Series generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Series would effectively add leverage to its portfolio because, in addition to its total net assets, the Series would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if the Series had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Series will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

     A Series may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to the Series' portfolio because, in addition to its total net assets, the Series would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to the Series thereunder. Swap agreements also entail the risk that the Series will not be able to meet its obligation to the counterparty. Generally, the Series will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Series receiving or paying, as the case may be, only the net amount of the two payments).

     Most swap agreements entered into by the Series calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Series' current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Series' current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Series), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by the Subadviser.

     Whether a Series' use of swap agreements will be successful in furthering its investment objective will depend on the Subadviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, the Series bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Series' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

OTHER INVESTMENT COMPANIES

     Each Series may acquire securities of other investment companies, subject to the limitations of the 1940 Act. Except as otherwise permitted by the 1940 Act, the regulations thereunder, and the Series' investment restrictions, no Series may purchase securities of another investment company if, immediately after such purchase: (a) the Series would own more than 3% of the voting securities of such company, (b) the Series would have more than 5% of its total assets invested in the securities of such company, or (c) the Series would have more than 10% of its total assets invested in the securities of all such investment companies. In addition, except as otherwise permitted by applicable law, a Series may not purchase securities issued by a closed-end investment company if, immediately after such purchase, the Series and any other Series together own more than 10% of the voting securities of such closed-end fund. Should a Series purchase securities of other investment companies, shareholders may incur additional management, advisory, and distribution fees.

     Securities of other investment companies that may be purchased by the Series include exchange-traded funds ("ETFs"). ETFs are typically structured as investment companies whose securities are traded over an exchange at their market price. ETFs generally represent a portfolio of securities designed to track a particular market index or other group of securities. A Series may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market pending the purchase of individual securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the potential lack of liquidity of an ETF could result in it being more volatile. There is also a risk that the general level of securities prices may decline, thereby adversely affecting the value of ETFs invested in by a Series. Moreover, a Series' investments in ETFs may not exactly match the performance of a direct investment in the respective indices or portfolios of securities to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Additionally, ETFs have management fees which increase their costs.

SHORT SALES "AGAINST THE BOX" -- SERIES OTHER THAN THE MONEY MARKET SERIES

     In a short sale, a Series sells a borrowed security and has a corresponding obligation to the lender to return the identical security. A Series may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box".

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Series engages in a short sale, the collateral for the short position will be maintained by its custodian or qualified sub-custodian. While the short sale is open, a Series maintains in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Series' long position.

     The Series will not engage in short sales against the box for investment purposes. A Series may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security (or a security convertible or exchangeable for such security). In such case, any future losses in a Series' long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced depends upon the amount of the security sold short relative to the amount a Series owns. There are certain additional transaction costs associated with short sales against the box, but the Series endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

     As a nonfundamental operating policy, it is not expected that more than 40% of a Series' total assets would be involved in short sales against the box.

REAL ESTATE INVESTMENT TRUSTS

     Real Estate Investment Trusts ("REITs") pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income and a regulatory requirement that it distribute to its shareholders or unitholders as least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily through rents and capital gains from appreciation realized through property sales. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Mortgage REITs are sensitive to the credit quality of the underlying borrowers and also to the risk that they may be unable to invest at attractive interest rates if the mortgages in which they invest are prepaid. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. The value of REITs may be affected by management skill, cash flow and tax and regulatory requirements. REITs are also subject to risks generally associated with investments in real estate. A Series will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

DOLLAR ROLLS AND TBA SECURITIES

     Each Series may enter into dollar roll transactions and purchase To Be Announced Securities ("TBAS"). Dollar rolls are transactions where a Series sells securities (usually mortgage-backed securities) with a commitment to buy similar, but not identical, securities on a future date at a lower price. TBAS are a type of delayed delivery transaction where the seller agrees to issue a security at a future date. The seller does not specify the particular securities to be delivered. Instead, the Series agrees to accept any security that meets specified terms.

LOANS OF PORTFOLIO SECURITIES

     Each Series may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government securities or other high quality debt obligations equal to at least 100% of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Series with respect to the loan is maintained with the Series. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Series' Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. No Series enters into any portfolio security lending arrangements having a duration longer than one year. Any securities that a Series receives as collateral do not become part of its portfolio at the time of the loan and, in the event of a default by the borrower, the Series will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Series is permitted to invest. During the time securities are on loan, the borrower will pay the Series any accrued income on those securities, and the Series may invest the cash collateral and earned income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In the event of the bankruptcy of the other party to a securities loan, the Series could experience delays in recovering either the securities lent or cash. To the extent that, in the meantime, the value of the securities lent has increased or the value of the securities purchased has decreased, a Series could experience a loss. No Series will lend securities having a value that exceeds one-third of the current value of its total assets. Loans of securities by a Series are subject to termination at the Series' or the borrower's option. A Series may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker.

LOANS AND OTHER DIRECT INDEBTEDNESS

     A Series may purchase loans and other direct indebtedness, although the Value & Income Series and Equity Growth Series currently do not intend to make such investments. In purchasing a loan, a Series acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, governmental or other borrower. Loans may be secured or unsecured. Loans that are fully secured offer a Series more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation.

     These loans typically are made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. The loans typically are made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting for itself and for others in the syndicate interest, principal and other amounts due, and for enforcing its and their other rights against the borrower. A Series' investment in loans may be structured as a novation, pursuant to which the Series would assume all of the rights of the lending institution in a loan, or alternatively, as an assignment, pursuant to which the Series would purchase an assignment of a portion of a lender's interest in a loan either directly from the lender or through an intermediary. A Series may also purchase trade or other claims against companies, which generally represent money owned by the company to a supplier of goods or services.

     Certain of the loans and the other direct indebtedness acquired by a Series may involve revolving credit facilities or other standby financing commitments which obligate the Series to pay additional cash on a certain date or on demand. These commitments may have the effect of requiring a Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Series is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other liquid securities in an amount sufficient to meet such commitments.

     A Series' ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness which the Series will purchase, a Series' Subadviser will rely upon its own (and not the original lending institution's) credit analysis of the borrower. A Series may purchase interests in loans where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Some loans may be in default at time of purchase. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions.

     As a Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series' rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. In such cases, a Series may evaluate as well the creditworthiness of the lending institution and may treat both the borrower and the lending institution as an "issuer" of the loan for purposes of compliance with applicable law pertaining to the diversification of the Series' portfolio investments.

     Interests in loans or other direct indebtedness are generally illiquid, and there is a limited trading market in these investments. The limited trading market can make it difficult to ascertain a market value for these investments.

TEMPORARY DEFENSIVE POSITIONS

     Each Series may, from time to time, take temporary defensive positions that are inconsistent with the Series' principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Series may invest without limit in high quality money market and other short-term instruments, and may not be pursuing its investment goal. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

CERTAIN OTHER OBLIGATIONS

     Each Series may invest in instruments other than those listed previously, provided such investments are consistent with the Series' investment objective, policies and restrictions.

RATING SERVICES

     The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Subadvisers also make their own evaluations of these securities. After purchase by a Series, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Series. Neither event would require a Series to dispose of the obligation, but the applicable Subadviser will consider such an event in its determination of whether the Series should continue to hold the obligation. A description of the ratings used herein is set forth in Appendix A.

     Except as stated otherwise, all investment policies and restrictions described herein are nonfundamental, and may be changed without prior shareholder approval.

                            INVESTMENT RESTRICTIONS

     The following investment restrictions are "fundamental policies" of each Series and may not be changed without the approval of a "majority of the outstanding voting securities" of the Series. "Majority of the outstanding voting securities" under the 1940 Act and as used in this Statement of Additional Information and the Prospectus, means, with respect to a Series, the lesser of (i) 67% or more of the total beneficial interests of the Series present at a meeting if the holders of more than 50% of the total beneficial interests of the Series are present or represented by proxy or (ii) more than 50% of the total beneficial interests of the Series. If a percentage or a rating restriction on investment or utilization of assets is adhered to at the time an investment is made or assets are so utilized, a later change in such percentage resulting from changes in a Series' total assets or the value of a Series' securities, or a later change in the rating of a portfolio security, will not be considered a violation of the relevant policy.

     As a matter of fundamental policy, no Series may:

          (1) borrow money or mortgage or hypothecate assets of the Series, except that in an amount not to exceed 1/3 of the current value of the Series' assets (including such borrowing) less liabilities (not including such borrowing), it may borrow money and enter into reverse repurchase agreements, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

          (2) underwrite securities issued by other persons except insofar as Diversified Investors Portfolios or a Series may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

          (3) make loans to other persons except (a) through the lending of portfolio securities and provided that any such loans not exceed 30% of the Series' total assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations or (c) by purchasing debt securities of types distributed publicly or privately;

          (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts), except in the ordinary course of business a Series may hold and sell portfolio real estate acquired as a result of a Series' ownership of securities;

          (5) concentrate its investments in any particular industry (excluding U.S. Government Securities), but if it is deemed appropriate for the achievement of the Series' investment objective(s), up to 25% of its total assets may be invested in any one industry (except that the Money Market Series reserves the right to concentrate 25% or more of its assets in obligations of domestic branches of domestic banks); or

          (6) issue any senior security (as that term is defined in the 1940
     Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

     For purposes of restriction (1) above, arrangements with respect to securities lending are not treated as borrowing.

     Non-Fundamental Policies.

     Each Series will not, as a matter of operating policy, acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. This policy does not prevent a Series from investing in securities of registered open-end investment companies or registered unit investment trusts in reliance on any other provision of applicable law or regulation.

     This policy may be changed by the Board of Trustees of Diversified Investors Portfolios.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     Except as may be required to ensure satisfaction of certain tests applicable to regulated investment companies under the Internal Revenue Code, portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of portfolio turnover is not a limiting factor when changes are appropriate. Portfolio trading is engaged in for a Series if the Advisers believe that a transaction net of costs (including custodian charges) will help achieve the Series' investment objectives.

     A Series' purchases and sales of securities may be principal transactions, that is, securities may be purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases and, therefore, the Series do not anticipate paying brokerage commissions in such transactions.

     BROKERAGE TRANSACTIONS. Each Series' Subadvisers may use brokers or dealers for Series transactions who also provide brokerage and research services to the Series or other accounts over which the advisers exercise investment discretion. A Series may "pay up" for brokerage services, meaning that it is authorized to pay a broker or dealer who provides these brokerage and research services a commission for executing a portfolio transaction which is higher than the commission another broker or dealer would have charged. However, a Series will "pay up" only if the applicable adviser determines in good faith that the higher commission is reasonable in relation to the brokerage and research services provided, viewed in terms of either the particular transaction or all of the accounts over which the adviser exercises investment discretion.

     Investment decisions for a Series will be made independently from those for any other account or investment company that is or may in the future become managed by the Advisers or their affiliates. If, however, a Series and other investment companies or accounts managed by the Subadvisers are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Series or the size of the position obtainable for the Series. In addition, when purchases or sales of the same security for a Series and for other investment companies managed by the Subadvisers occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales. Furthermore, in certain circumstances affiliates of the Subadvisers whose investment portfolios are managed internally, rather than by the Subadvisers, might seek to purchase or sell the same type of investments at the same time as a Series. Such an event might also adversely affect that Series.

DETERMINATION OF NET ASSET VALUE; VALUATION OF SECURITIES

     Beneficial interests in each Series of Diversified Investors Portfolios are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Act. of 1933 Act.

     The net asset value per share of each Portfolio is determined on each day during which the NYSE is open for trading. As of the date of this Part B, the NYSE is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas and during emergencies. This determination of net asset value is made once each day as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m., New York time, by dividing the total assets of a Portfolio or the total assets attributable to a class less all of the liabilities attributable to that Portfolio or class, by the total number of shares of that Fund or class outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order deemed to be in good order.

     For purposes of calculating net asset value per share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. dollars at the prevailing market rates or, if there are no market rates, at fair value at the time of valuation. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities. Portfolio securities listed on the NASDAQ National Market and NASDAQ Small Cap Market for which reliable market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities listed on a non-U.S. exchange are normally valued at the last quoted sale price available before the time when net assets are valued. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees of the Trusts and Portfolio Trusts. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the value of such securities. If the pricing service is unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined by the manager, using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available or are believed to be unreliable, a Fund may price securities using fair value procedures approved by the Board of Trustees of the Trusts and Portfolio Trusts. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which fairly reflects the market value as determined by the Board of Trustees of the applicable Trust or Portfolio Trust. Securities for which there are no such valuations are valued using fair value procedures established by and under the general supervision of the Board of Trustees of the applicable Trust or Portfolio Trust.

     Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of regular trading on the NYSE. Trading may also take place on days on which the NYSE is closed and on which it is not possible to purchase or redeem shares of a Fund. If events materially affecting the value of foreign securities occur between the time at which the market price is determined and the time when a Fund's net asset value is calculated, such securities may be valued using fair value procedures established by and under the general supervision of the Board of Trustees of the applicable Trust or Portfolio Trust.

     Interest income on long-term obligations held for a Portfolio is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of any premiums.

     Part A contains further information on the procedures, including the fair value procedures approved by the Board of Trustees of the Trusts and Portfolio Trusts, to be used to value each Fund's securities.

MANAGEMENT OF DIVERSIFIED INVESTORS PORTFOLIOS

     The Trustees and officers of Diversified Investors Portfolios and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of Diversified Investors Portfolios. Unless otherwise indicated, the address of each Trustee and officer of Diversified Investors Portfolios is 4 Manhattanville Road, Purchase, New York 10577.

           TRUSTEES AND OFFICERS OF DIVERSIFIED INVESTORS PORTFOLIOS

                                    TRUSTEES

                                           DATE OF BIRTH
                                           -------------
INTERESTED TRUSTEE:
Mark Mullin*...........................  February 16, 1963   Chief Executive Officer, Diversified
                                                             (with the firm since 1995); 2/2002 to
                                                             present - Director, Transamerica
                                                             Financial Life Insurance Company, Inc.
                                                             ("TFLIC").

DISINTERESTED TRUSTEES:
Neal M. Jewell.........................  February 12, 1935   10/2004 to present - Retired; 1/1996 to
                                                             10/2004 - Independent Trustee, EAI Select
                                                             Managers Equity Fund (a mutual fund).

Mitchell A. Johnson....................    March 1, 1942     7/1994 to present - Private Investor, MAJ
                                                             Capital Management; 6/1996 to present -
                                                             Director, Federal Agriculture Mortgage
                                                             Corporation; 6/2005 to present - Trustee,
                                                             Advisors Inner Circle Funds, Advisors
                                                             Inner Circle Funds II, and Bishop Street
                                                             Funds (family of mutual funds); 12/1997
                                                             to 2/2004 - Trustee, Citizens Funds
                                                             (family of mutual funds).

Eugene M. Mannella.....................  February 1, 1954    1/2006 to present - Self-employed
                                                             consultant; 2001 to present - President,
                                                             Arapain Partners LLC (limited purpose
                                                             broker/dealer), 8/1993 to 12/2005 -
                                                             President, International Fund Services
                                                             (alternative asset administration).

Joyce Galpern Norden...................    June 1, 1939      6/2004 to present - Retired; 9/1996 to
                                                             6/2004 - Vice President, Institutional
                                                             Advancement, Reconstructionist Rabbinical
                                                             College.

Lowell W. Robinson.....................  January 20, 1949    12/2006 to present - Chief Financial and
                                                             Chief Administrative Officer, MIVA Inc.
                                                             (on-line direct marketing); 2004 to 2006
                                                             - President, LWR Advisors LLC
                                                             (consulting); 2002 to 2004 - Special
                                                             Counsel to the President, Polytechnic
                                                             University; 2002 to 2004 - Senior
                                                             Executive Vice President and Chief
                                                             Financial Officer, Hotjobs.com; 2004 to
                                                             present - Director, Jones Apparel Group;
                                                             2004 to present - Director, International
                                                             Wire Group, Inc.; 2003 to 2004 -
                                                             Director, Independent Wireless One Corp.;
                                                             2002 to 2003 - Director, Edison Schools,
                                                             Inc. (school management).

Patricia L. Sawyer.....................    July 1, 1950      12/1989 to present - President and
                                                             Executive Search Consultant, Smith &
                                                             Sawyer LLC (consulting).

                                    OFFICERS

     Mr. Mullin is President and Chairman of the Board of Diversified Investors Portfolios.

                                         DATE OF BIRTH
                                       -----------------
Robert F. Colby......................  November 1, 1955   Senior Vice President and General Counsel,
                                                          Diversified (with the firm since 1994);
                                                          1/1994 to present - Vice President and
                                                          General Counsel, Diversified Investors
                                                          Securities Corp. ("DISC"); 1/1994 to
                                                          present - Vice President, Assistant
                                                          Secretary, and Director, TFLIC.

Joseph P. Carusone...................  September 8, 1965  Vice President, Diversified (with the firm since 1999); 1/2007 to present -
                                                          President, DISC; 2004 to present -
                                                          Director, TFLIC.

Quedel Principal.....................  February 4, 1966   Vice President and Senior Counsel,
                                                          Diversified (with the firm since 1996);
                                                          6/2002 to present - Director, DISC.

Elizabeth L. Belanger................   January 7, 1972   Vice President & Senior Counsel,
                                                          Diversified (with the firm since 2005);
                                                          11/2003 to 5/2005 - Director of
                                                          Compliance, Domini Social Investments LLC;
                                                          9/1997 to 10/2003 - Associate, Bingham
                                                          McCutchen LLP; 4/2006 to present -
                                                          Director, TFLIC.

Suzanne Valerio-Montemurro...........   August 13, 1964   Vice President, Diversified (with the firm
                                                          since 1998).

Rick Resnik..........................  January 24, 1967   Vice President and Chief Compliance
                                                          Officer, Diversified (with the firm since
                                                          1998); 6/1999 to present - Director, Vice
                                                          President, and Chief Compliance Officer,
                                                          DISC.

     The address of each Trustee and officer of the Diversified Investors Portfolios is Four Manhattanville Road, Purchase, New York 10577. The Declaration of Trust provides that the Diversified Investors Portfolios will indemnify its Trustees and officers as described below under "Description of the Trust; Fund Shares."

                          INVESTMENT ADVISORY SERVICES

     The Diversified Investment Advisors, Inc. ("Diversified") manages the assets of each Series pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with Diversified Investors Portfolios with respect to that Series and the investment policies described herein and in the Prospectus. Subject to such further policies as the Diversified Investors Portfolios' Board of Trustees may determine, Diversified provides general investment advice to each Series. For its services under each Advisory Agreement, Diversified receives from each Series fees accrued daily and paid monthly at an annual rate equal to the percentages specified in the table set forth in the Prospectus of the corresponding Series' average daily net assets.

     For each Series of Diversified Investors Portfolios, Diversified has entered into an Investment Subadvisory Agreement (each a "Subadvisory Agreement") with one or more of the subadvisers (each "Subadviser," and collectively the "Subadvisers"). It is the responsibility of a Subadviser to make the day to day investment decisions for its Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of Diversified. Each Subadviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the corresponding Series' investments and effecting securities transactions for a Series.

     Each Diversified Advisory Agreement provides that Diversified may render services to others. Each Diversified Advisory Agreement may be terminated without penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Series on 60 days' written notice to Diversified. Each Diversified Advisory Agreement may be terminated by Diversified on 90 days' written notice to the Series. Each Diversified Advisory Agreement will immediately terminate in the event of its assignment. Each Diversified Advisory Agreement provides that the Adviser shall not be liable for any mistake in judgment or for certain other events, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Advisory Agreement.

     Each Subadvisory Agreement may be terminated at any time without the payment of any penalty by the Trustees, or by the vote of a majority of the outstanding voting securities of the Series, or by Diversified. The Subadvisor may terminate the Agreement only upon giving 90 days' advance written notice to Diversified. Each Subadvisory Agreement will automatically terminate in the event of its assignment. Each Subadvisory Agreement provides that the Subadviser shall be responsible only for managing the assets of the applicable Series in good faith and in accordance with the investment objectives, fundamental policies, and restrictions and shall not be liable for certain other events (each as listed in the applicable Subadvisory Agreement), except in the case of one or more of the following (depending on the provisions of the applicable Subadvisory Agreement): willful misfeasance, bad faith, negligence, gross negligence, breach of fiduciary duty, violation of law, or breach or reckless disregard of its obligations and duties under the Subadvisory Agreement.

     Diversified's and Subadviser's fees are described in to the Prospectus. Diversified, if required by applicable state law, shall reimburse a Series or waive all or part of its fees up to, but not exceeding, its investment advisory fees from the Series. Such reimbursement, if required, will be equal to the combined aggregate annual expenses which exceed that expense limitation with the lowest threshold prescribed by any state in which such Series is qualified for offer or sale. Management of Diversified Investors Portfolios has been advised that the lowest such threshold currently in effect is 2 1/2% of net assets up to $30,000,000, 2% of the next $70,000,000 of net assets and 1/2% of net assets in excess of $100,000,000.

SUBADVISERS

     The Subadvisers make the day-to-day investment decisions for the Diversified Investors Portfolios, subject in all cases to the general supervision of Diversified. The Subadvisers (other than the Subadviser to the Money Market Series) are listed below, along with information they have provided regarding the compensation of certain investment management personnel, other accounts managed by each such person, and each such person's ownership of securities of the Funds the invest in the Portfolio with respect to which such person has or shares management responsibility.

INFLATION--PROTECTED SECURITIES SERIES

     BlackRock Financial Management, Inc. ("BlackRock"). BlackRock, a Delaware corporation, is an indirect wholly-owned subsidiary of BlackRock Inc. BlackRock is a registered investment adviser organized in 1994.

     As of December 31, 2006, Mr. Spodek managed assets for (i) 15 other registered investment companies having approximately $9.5 billion in total assets (BlackRock's advisory fee was not based on the performance of any of such registered investment companies), (ii) 6 other pooled investment vehicles having approximately $2.6 billion in total assets (with BlackRock's advisory fee being based on performance for 3 of such pooled investment vehicles, which had approximately $2.1 billion in total assets), and (iii) 152 other accounts having approximately $36.2 billion in total assets (with BlackRock's advisory fee being based on performance for 14 of such accounts, which had approximately $3.2 billion in total assets).

     As of December 31, 2006, Mr. Weinstein managed assets for (i) 4 other registered investment companies having approximately $1.5 billion in total assets (BlackRock's advisory fee was not based on the performance of any of such registered investment companies), (ii) 2 other pooled investment vehicles having approximately $250.1 million in total assets (BlackRock's advisory fee was not based on the performance of any of such pooled investment vehicles), and (iii) 50 other accounts having approximately $19.6 billion in total assets (with BlackRock's advisory fee being based on performance for 1 of such accounts, which had approximately $456 million in total assets).

     BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

     Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

          Long-Term Retention and Incentive Plan ("LTIP") -- The LTIP is a long-term incentive plan that seeks to reward certain key employees. The plan provides for the grant of awards that are expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock.

          Deferred Compensation Program -- A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm's investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm's hedge funds and other unregistered products. In addition, prior to 2005, a portion of the annual compensation of certain senior managers was mandatorily deferred in a similar manner for a number of years. Beginning in 2005, a portion of the annual compensation of certain senior managers, is paid in the form of BlackRock, Inc. restricted stock units which vest ratably over a number of years.

          Options and Restricted Stock Awards -- While incentive stock options are not currently being awarded to BlackRock employees, BlackRock, Inc. previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also has a restricted stock award program designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Certain portfolio managers have been granted stock options in prior years, and participate in BlackRock's restricted stock program.

          Incentive Savings Plans -- BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan
     (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a stable value fund. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

     Annual incentive compensation for each portfolio manager is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's teamwork and contribution to the overall performance of these portfolios and BlackRock. Unlike many other firms, portfolio managers at BlackRock compete against benchmarks rather than each other. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts are measured. A group of BlackRock, Inc.'s officers determines the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager. With respect to Messrs. Spodek and Weinstein the relevant benchmark is the Lehman Brothers Global Real U.S. TIPS Index.

     The group of BlackRock, Inc.'s officers then makes a subjective determination with respect to the portfolio manager's compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. Senior portfolio managers who perform additional management functions within BlackRock may receive additional compensation for serving in these other capacities.

     As of December 31, 2006, neither Mr. Spodek nor Mr. Weinstein beneficially owned securities in any of the Funds that invest in the Inflation-Protected Securities Series.

CORE BOND SERIES

     BlackRock Financial Management, Inc. ("BlackRock"). BlackRock, a Delaware corporation, is an indirect wholly-owned subsidiary of BlackRock Inc. BlackRock is a registered investment adviser organized in 1994.

     Scott Amero and Keith Anderson are responsible for the day-to-day supervision of the Core Bond Series on behalf of BlackRock.

     As of December 31, 2006, Mr. Amero managed assets for (i) twenty-five other registered investment companies having approximately $18.4 billion in total assets, (ii) five other pooled investment vehicles having approximately $2.2 billion in total assets (with BlackRock's advisory fee being based on performance for three of such pooled investment vehicles, which had approximately $2.1 billion in total assets), and (iii) two hundred fifty-two other accounts having approximately $92.3 billion in total assets (with BlackRock's advisory fee being based on performance for nineteen of such accounts, which had approximately $6.9 billion in total assets).

     As of December 31, 2006, Mr. Anderson managed assets for (i) forty-one other registered investment companies having approximately $31.4 billion in total assets, (ii) thirty-one other pooled investment vehicles having approximately $7.8 billion in total assets (with BlackRock's advisory fee being based on performance for four of such pooled investment vehicles, which had approximately $1.6 billion in total assets), and (iii) two hundred eighty-one other accounts having approximately $94.1 billion in total assets (with BlackRock's advisory fee being based on performance for twenty-four of such accounts, which had approximately $7.8 billion in total assets).

     Information regarding BlackRock's compensation arrangements is described above under "Inflation-Protected Securities Series." With respect to portfolio manager performance, Messrs. Amero and Anderson are benchmarked against the Lehman Brothers Aggregate Index.

     As of December 31, 2006, neither Mr. Amero nor Mr. Anderson beneficially owned securities in any of the Funds that invest in the Core Bond Series.

BALANCED SERIES

Goldman Sachs Asset Management, L.P.
Western Asset Management Company
Western Asset Management Company Limited

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

     Goldman Sachs Asset Management, L.P. ("GSAM(R)"). GSAM has been registered as an investment adviser with the Securities and Exchange Commission since 1990 and is an affiliate of Goldman, Sachs & Co.

     Melissa Brown and Robert C. Jones are responsible for the day-to-day supervision of the Balanced Series on behalf of GSAM.

     As of December 31, 2006, Ms. Brown and Mr. Jones each managed assets for
(i) sixty-six other registered investment companies having approximately $24.2 billion in total assets, (ii) forty-two other pooled investment vehicles having approximately $19.1 billion in total assets, and (iii) six hundred forty-one other accounts having approximately $71.7 billion in total assets (with GSAM's advisory fee being based on performance for forty-seven of such accounts, which had approximately $14.3 billion in total assets).

     The compensation packages for Ms. Brown and Mr. Jones are comprised of a base salary and performance bonus. The performance bonus is a function of each portfolio manager's individual performance, his or her contribution to the overall performance of certain strategies and annual revenues in the investment strategy which in part is derived from advisory fees and, for certain accounts, performance based fees.

     The performance bonuses for Ms. Brown and Mr. Jones are significantly influenced by the following criteria: (1) whether the teams' pre-tax performance exceeded performance benchmarks over one-, three-, and five-year periods; (2) whether the portfolio manager managed portfolios within a defined range around a targeted tracking error and risk budget; (3) consistency of performance across accounts with similar profiles; and (4) communication with other portfolio managers within the research process. In addition, the other factors that are also considered when the amount of performance bonus is determined: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team achieved top tier rankings and ratings; and (3) whether the team managed all similarly mandated accounts in a consistent manner. Benchmarks for measuring performance can either be broad based or more narrow indices which will vary based on client expectations. The benchmark for the Balanced Series is the S&P 500 Index.

     GSAM's decision may also be influenced by the following: the performance of GSAM; the profitability of Goldman, Sachs & Co.; and anticipated compensation levels among competitor firms.

     In addition to base salary and performance bonus, GSAM has a number of additional benefits/ deferred compensation programs for all portfolio managers, including Ms. Brown and Mr. Jones, in place including: (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (ii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Ms. Brown and Mr. Jones may also receive grants of restricted stock units and/or stock options as part of their compensation.

     Certain GSAM portfolio managers also may participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

     As of December 31, 2006, neither Ms. Brown nor Mr. Jones beneficially owned securities in any of the Funds that invest in the Balanced Series.

     Western Asset Management Company ("WAMCO"). WAMCO was founded in 1971 and is a wholly-owned subsidiary of Legg Mason, Inc.

     S. Kenneth Leech, Stephen A. Walsh, Edward A. Moody, Mark S. Lindbloom, and Carl L. Eichstaedt are responsible for the day-to-day supervision of the Balanced Series on behalf of WAMCO.

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

     As of December 31, 2006, Mr. Leech and Mr. Walsh each managed assets for
(i) one hundred thirty-three other registered investment companies having approximately $101.5 billion in total assets, (ii) one hundred nineteen other pooled investment vehicles having approximately $125.6 billion in total assets, and (iii) nine hundred fifty-three other accounts having approximately $274 billion in total assets (with WAMCO's advisory fee being based on performance for ninety-six of such accounts, which had approximately $31.1 billion in total assets). The number of accounts and assets under management listed above reflect the overall number of portfolios managed by WAMCO. Mr. Leech and Mr. Walsh are involved in the management of all of WAMCO's portfolios, but are not solely responsible for particular portfolios.

     As of December 31, 2006, Mr. Moody managed assets for (i) one other registered investment company having approximately $424 million in total assets,
(ii) one other pooled investment vehicle having approximately $51.6 million in total assets, and (iii) one hundred nine other accounts having approximately $19.9 billion in total assets (with WAMCO's advisory fee being based on performance for ten of such accounts, which had approximately $3.1 billion in total assets).

     As of December 31, 2006, Mr. Lindbloom managed assets for (i) 6 other registered investment companies having approximately $2.9 billion in total assets, (ii) 4 other pooled investment vehicles having approximately $354 million in total assets, and (iii) 23 other accounts having approximately $4.7 billion in total assets (with WAMCO's advisory fee being based on performance for two of such accounts, which had approximately $1.0 billion in total assets).

     As of December 31, 2006, Mr. Eichstaedt managed assets for (i) fourteen other registered investment companies having approximately $4.0 billion in total assets, (ii) one other pooled investment vehicle having approximately $334 million in total assets, and (iii) ninety-nine other accounts having approximately $23 billion in total assets (with WAMCO's advisory fee being based on performance for two of such accounts, which had approximately $1.1 billion in total assets).

     WAMCO's compensation system assigns each employee a total compensation "target" and a respective cap, which are derived from annual market surveys that benchmark each role with its job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results. Standard compensation includes base salaries, employee benefits, and a retirement plan. In addition, employees are eligible for bonuses. These are structured to closely align the interests of employees with those of WAMCO, and are determined by the professional's job function and performance as measured by a formal review process. All bonuses are completely discretionary. The majority of a portfolio manager's bonus is tied directly to investment performance versus appropriate peer groups and benchmarks derived from salary and compensation surveys performed by third party providers. Because portfolio managers are generally responsible for multiple accounts (including funds) with similar investment strategies, they are compensated on the performance of the aggregate group of similar accounts, rather than a specific account. A smaller portion of a bonus payment is derived from factors that include client service, business development, length of service to WAMCO, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to WAMCO's business. In order to attract and retain top talent, all professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include Legg Mason stock options and long-term incentives that vest over a set period of time past the award date.

     As of December 31, 2006, neither Mr. Leech, Mr. Walsh, Mr. Moody, Mr. Lindbloom, nor Mr. Eichstaedt beneficially owned securities in any of the Funds that invest in the Balanced Series.

     Western Asset Management Company Limited ("WAML"). WAML has managed fixed income assets since 1984, and has been a registered investment adviser since that time. WAML is a wholly-owned subsidiary of Legg Mason, Inc.

     WAML is responsible for providing advice regarding the management of the Balanced Series' foreign fixed income investments. S. Kenneth Leech and Stephen
A. Walsh serve as co-team leaders

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

responsible for the day-to-day strategic oversight of the fixed income investments of the Balanced Series. Information about other assets managed by Messrs. Leach and Walsh is provided above under the information for Western Asset Management Company.

     WAML's compensation system assigns each employee a total compensation "target" and a respective cap, which are derived from annual market surveys that benchmark each role with its job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results. Standard compensation includes base salaries, employee benefits, and a retirement plan. In addition, employees are eligible for bonuses. These are structured to closely align the interests of employees with those of WAML, and are determined by the professional's job function and performance as measured by a formal review process. All bonuses are completely discretionary. The majority of a portfolio manager's bonus is tied directly to investment performance versus appropriate peer groups and benchmarks derived from salary and compensation surveys performed by third party providers. Because portfolio managers are generally responsible for multiple accounts (including funds) with similar investment strategies, they are compensated on the performance of the aggregate group of similar accounts, rather than a specific account. A smaller portion of a bonus payment is derived from factors that include client service, business development, length of service to WAML, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to WAML's business. In order to attract and retain top talent, all professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include Legg Mason stock options and long-term incentives that vest over a set period of time past the award date.

     As of December 31, 2006, Mr. Leech and Mr. Walsh did not beneficially own securities in any of the Funds that invest in the Balanced Series.

VALUE & INCOME SERIES

AllianceBernstein LP
TCW Investment Management Company

     AllianceBernstein LP ("Alliance"). Alliance was formed in August of 1999. Alliance Capital Management Corporation is the general partner of Alliance, and Alliance Capital Management Holding L.P. and AXA Financial Inc. own approximately 30% and 50% of Alliance, respectively, as limited partners.

     In December 2003, Alliance announced that it had reached terms with the New York State Attorney General and the Staff of the Securities and Exchange Commission for the resolution of regulatory claims with respect to market timing in certain of its mutual funds. The Series believes that none of the regulatory claims involved any activities related to the Value & Income Series.

     Marilyn G. Fedak, John P. Mahedy, John D. Phillips, Jr., and Christopher Marx (the "Alliance Team") are responsible for the day-to-day supervision of the Value & Income Portfolio on behalf of Alliance.

     As of December 31, 2006, Ms. Fedak managed assets for (i) ninety-four other registered investment companies having approximately $62.3 billion in total assets (with Alliance's advisory fee being based on performance for three such registered investment companies, which had approximately $11.3 billion in total assets), (ii) one hundred fifteen other pooled investment vehicles having approximately $26.5 billion in total assets, and (iii) forty thousand other accounts having approximately $172 billion in total assets (with Alliance's advisory fee being based on performance for eighty-eight of such accounts, which had approximately $14.6 billion in total assets).

     As of December 31, 2006, Mr. Mahedy managed assets for (i) 91 other registered investment companies having approximately $61.3 billion in total assets (with Alliance's advisory fee being based on performance for three such registered investment companies, which had approximately $11.3 billion in total assets), (ii) 114 other pooled investment vehicles having approximately $26.5 billion in total

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

assets, and (iii) 40 thousand other accounts having approximately $170 billion in total assets (with Alliance's advisory fee being based on performance for eighty-three of such accounts, which had approximately $14 billion in total assets).

     As of December 31, 2006, Mr. Phillips and Mr. Marx each managed assets for
(i) 40 other registered investment companies having approximately $28.6 billion in total assets (with Alliance's advisory fee being based on performance for one such registered investment company, which had approximately $7.1 billion in total assets), (ii) 19 other pooled investment vehicles having approximately $3.8 billion in total assets, and (iii) 40 thousand other accounts having approximately $63.6 billion in total assets (with Alliance's advisory fee being based on performance for thirteen of such accounts, which had approximately $3.4 billion in total assets).

     Alliance's investment professionals are compensated on an annual basis through a combination of the following: (i) fixed base salary; (ii) discretionary incentive compensation in the form of an annual cash bonus; (iii) discretionary incentive compensation in the form of awards under Alliance's Partners Compensation Plan ("deferred awards"); and (iv) discretionary long-term incentive compensation in the form of restricted unit grants. Investment professionals also receive contributions under Alliance's Profit Sharing/401(k) Plan. Alliance's overall profitability determines the total amount of incentive compensation available to investment professionals. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance terminates his/her employment. Investment options under the deferred awards plan include many of the same Alliance Bernstein Mutual Funds offered to mutual fund investors, thereby creating a closer alignment between the investment professionals and Alliance's clients and mutual fund shareholders. Alliance also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance's publicly traded equity securities. An investment professional's total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the investment success of the portfolios managed by the individual. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors. Among the factors considered are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies; participation in the investment team/discipline's dialogue; contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities and fulfillment of Alliance's leadership criteria.

     As of December 31, 2006, no member of the Alliance Team beneficially owned securities in any of the Funds that invest in the Value & Income Portfolio.

     TCW Investment Management Company ("TCW").  TCW was formed in 1971.

     Diane E. Jaffee is responsible for the day-to-day supervision of the Value & Income Series on behalf of TCW.

     As of December 31, 2006, Ms. Jaffee managed assets for (i) seven other registered investment companies having approximately $3.0 billion in total assets, (ii) eleven other pooled investment vehicles having approximately $6.6 billion in total assets (with TCW's advisory fee being based on performance for six of such pooled investment vehicles, which had approximately $6.3 billion in total assets), and (iii) eighty-seven other accounts having approximately $9.6 billion in total assets (with TCW's advisory fee being based on performance for one of such accounts which had approximately $591 million in total assets).

     The overall objective of the compensation program for portfolio managers is for TCW to attract what it considers competent and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate, are designed to achieve these objectives and to reward the portfolio managers for their contribution to the success of their clients and TCW and its affiliates within The TCW Group (referred to in hereinafter in this section as "TCW"). Portfolio managers, including Ms. Jaffee, are compensated through a combination of base salary, profit sharing based compensation ("profit sharing"), bonus and equity incentive participation in TCW's immediate parent, The TCW Group, Inc. and/or ultimate parent, Societe Generale ("equity incentives"). Profit sharing and equity incentives generally represent most of the portfolio managers' compensation. In some cases, portfolio managers are eligible for discretionary bonuses.

     Salary. Salary is agreed to with managers at time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of the portfolio manager's compensation.

     Profit Sharing. Profit sharing is linked quantitatively to a fixed percentage of income relating to accounts in the investment strategy area for which the portfolio managers are responsible and is paid quarterly. Profit sharing may be determined on a gross basis, without the deduction of expenses; in most cases, revenues are allocated to a pool and profit sharing compensation is paid out after the deduction of group expenses. The profit sharing percentage used to compensate a portfolio manager for management of the Value & Income Series is generally the same as that used to compensate them for all other client accounts they manage in the same strategy for TCW, with limited exceptions involving grandfathered accounts (accounts that become clients of TCW before or after a specified date or former clients of a manager that joined TCW from another firm), firm capital of TCW or accounts sourced through a distinct distribution channel. Income included in a profit sharing pool will relate to the products managed by the portfolio manager. In some cases, the pool includes revenues related to more than one equity or fixed income product where the portfolio managers work together as a team, in which case each participant in the pool is entitled to profit sharing derived from all the included products. In certain cases, a portfolio manager may also participate in a profit sharing pool that includes revenues from products besides the strategies offered in the TCW Funds, including alternative investment products (as described below); the portfolio manager would be entitled to participate in such pool where he or she supervises, is involved in the management of, or is associated with a group, other members of which manage, such products. Profit sharing arrangements are generally the result of agreement between the portfolio manager and TCW, although in some cases they may be discretionary based on supervisor allocation.

     In some cases, the profit sharing percentage is subject to increase based on the relative pre-tax performance of the investment strategy composite returns, net of fees and expenses, to that of the benchmark. The measurement of performance relative to the benchmark can be based on single year or multiple year metrics, or a combination thereof. The benchmark used is the one associated with the Value & Income Series managed by the portfolio manager as disclosed in the prospectus. Benchmarks vary from strategy to strategy but, within a given strategy, the same benchmark applies to all accounts.

     Certain accounts of TCW (but not the Value & Income Series) have a performance (or incentive) fee in addition to or in lieu of an asset-based fee. For these accounts, the profit sharing pool from which the portfolio managers' profit sharing compensation is paid will include the performance fees. For investment strategies investing in marketable securities, the performance fee normally consists of an increased asset-based fee, the increased percentage of which is tied to the performance of the account relative to a benchmark (usually the benchmark associated with the strategy). In these marketable securities strategies, the profit sharing percentage applied relative to performance fees is generally the same as it is for the asset-based fees chargeable to the Fund. In the case of alternative investment strategies and TCW's "alpha strategies," performance fees are based on the account achieving net gains over a specified rate of return to the account or to a class of securities in the account. Profit sharing for alternative investment strategies may also include structuring or transaction fees. "Alpha strategies" are those in which the strategy seeks to provide incremental risk-adjusted return relative to a LIBOR rate of return through alpha and beta isolation techniques, that include the use of options, forwards and derivative instruments. "Alternative investment strategies" include
(a) mezzanine or other forms of privately placed financing, distressed investing, private equity, project finance, real estate investments, leveraged strategies (including short sales) and other similar strategies or (b) strategies that are offered in structured vehicles, such as collateralized loan obligations or collateralized debt obligations or in private funds (sometimes referred to as hedge funds). In the case of certain alternative investment products in which a portfolio manager may be entitled to profit sharing compensation, the profit sharing percentage for performance fees may be lower or higher than the percentage applicable to the asset-based fees.

     Discretionary Bonus/Guaranteed Minimums. In general, portfolio managers do not receive discretionary bonuses. However, in some cases where portfolio managers do not receive profit sharing or where the company has determined the combination of salary and profit sharing does not adequately compensate the portfolio manager, discretionary bonuses may be paid by TCW. Also, pursuant to contractual arrangements, some portfolio managers may be entitled to a mandatory bonus if the sum of their salary and profit sharing does not meet certain minimum thresholds.

     Equity Incentives. All portfolio managers, including Ms. Jaffee, participate in equity incentives based on overall firm performance of TCW and its affiliates, through stock ownership or participation in stock option or stock appreciation plans of TCW and/or Societe Generale. The TCW 2001 and 2005 TCW Stock Option Plans provide eligible portfolio managers the opportunity to participate in an effective economic interest in TCW, the value of which is tied to TCW's annual financial performance as a whole. Participation is generally determined in the discretion of TCW, taking into account factors relevant to the portfolio manager's contribution to the success of TCW. Portfolio managers participating in the TCW 2001 or 2005 TCW Stock Option Plan will also generally participate in Societe Generale's Stock Option Plan which grants options on its common stock, the value of which may be realized after certain vesting requirements are met. Some portfolio managers are direct stockholders of TCW and/or Societe Generale, as well.

     Other Plans and Compensation Vehicles. Portfolio managers, including Ms. Jaffee, may also participate in a deferred compensation plan that is generally available to a wide-range of officers of TCW, the purpose of which is to allow the participant to defer portions of income to a later date while accruing earnings on a tax-deferred basis based on performance of TCW-managed products selected by the participant. Portfolio managers may also elect to participate in TCW's 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-deferred basis.

     Following the sale of TCW to Societe Generale in 2001, a retention plan was put in place in which most portfolio managers then at TCW were entitled to participate. The retention plan provides for payout of fixed bonus compensation to participants at various milestones over the course of five years, the last of which was paid in February 2007.

     The TCW Code of Ethics prohibits TCW employees from purchasing or otherwise acquiring shares of any third party mutual fund advised or sub-advised by TCW. As a result, as of December 31, 2006, Ms. Jaffee did not beneficially own securities in any of the Funds that invest in the Value & Income Series.

EQUITY GROWTH SERIES

Ark Asset Management Co., Inc.
Marsico Capital Management, LLC

     Ark Asset Management Co., Inc. ("Ark"). Ark was formed in July 1989 and is owned by Ark Asset Holdings, Inc.; Ark Asset Holdings, Inc. is owned by certain Ark employees.

     Joel Kurth and Nancy Peretz are responsible for the day-to-day supervision of the Equity Growth Series on behalf of Ark.

     As of December 31, 2006, Mr. Kurth and Ms. Peretz each managed assets for
(i) seven other registered investment companies having approximately $0.69 million in total assets, (ii) twelve other pooled investment vehicles having approximately $1.47 billion in total assets, and (iii) eighty-four other accounts having approximately $4.93 billion in total assets (with Ark's advisory fee being based on performance for one of such accounts, which had approximately $79 million in total assets).

     The annual compensation of Mr. Kurth and Ms. Peretz is comprised of salary and incentive bonuses, which are based on (a) Ark's profitability; (b) each portfolio manager's group's profitability; and (c) each portfolio manager's (i) contribution to investment ideas and the investment process, (ii) skill as a professional, and (iii) effective interface with clients and other professional at Ark.

     As of December 31, 2006, neither Mr. Kurth nor Ms. Peretz beneficially owned securities in any of the Funds that invest in the Equity Growth Series.

     Marsico Capital Management, LLC ("Marsico"). Marsico was organized in September 1997 and is an indirect wholly-owned subsidiary of Bank of America Corporation.

     Thomas F. Marisco is responsible for the day-to-day management of the Equity Growth Series on behalf of Marsico.

     As of December 31, 2006, Mr. Marsico managed assets for (i) thirty-six other registered investment companies having approximately $34.2 billion in total assets, (ii) fourteen other pooled investment vehicles having approximately $2.3 billion in total assets, and (iii) one hundred eighty-nine other accounts having approximately $28.2 billion in total assets (with Marsico's advisory fee being based on performance for one of such accounts, which had approximately $12.5 billion in total assets).

     Mr. Marsico's compensation consists of a base salary (reevaluated at least annually) and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico's overall profitability for the period, and (2) individual achievement and contribution. Mr. Marsico's compensation is dependent upon, among other factors, the overall performance of all accounts for which he provides investment advisory services. Mr. Marsico does not receive special consideration based on the performance of particular accounts. Exceptional individual efforts by portfolio managers at Marsico are rewarded through greater participation in the firm's bonus pool. Mr. Marsico's compensation comes solely from Marsico. Although Marsico may compare account performance with relevant benchmark indices, Mr. Marsico's compensation is not directly tied to achieving any pre-determined or specified level of performance.

     In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate each portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico's investment team, contributions to Marsico's overall investment performance, discrete securities analysis, and other factors. In addition to his salary and bonus, Mr. Marsico may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.

     As of December 31, 2006, Mr. Marsico did not beneficially own securities in any of the Funds that invest in the Equity Growth Series.

                                 ADMINISTRATOR

     The Administrative Services Agreement between Diversified, as Administrator, and Diversified Investors Portfolios is described in the Prospectus. The agreement provides that Diversified may render services to others as administrator. In addition, the agreement terminates automatically if it is assigned and may be terminated without penalty by majority vote of the investors in Diversified Investors Portfolios (with the vote of each being in proportion to the amount of their investment). The Administrative Services Agreement also provides that neither Diversified nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in connection with any Series, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their duties or obligations under said agreements.

                                   CUSTODIAN

     Pursuant to a Custodian Contract, Investors Bank & Trust Company acts as the custodian of each Series' assets (the "Custodian"). The Custodian's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Custodian's responsibilities include safeguarding and controlling cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Series' investments, maintaining books of original entry for portfolio accounting and other required books and accounts, and calculating the daily net asset value of beneficial interests in each Series. Securities held by a Series may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company and may be held by a subcustodian bank if such arrangements are reviewed and approved by the Board of Trustees of Diversified Investors Portfolios. The Custodian does not determine the investment policies of any Series or decide which securities any Series will buy or sell. A Series may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities and foreign exchange transactions. For its services, the Custodian will receive such compensation as may from time to time be agreed upon by it and Diversified Investors Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, serves as the independent registered public accounting firm for Diversified Investors Portfolios providing audit and accounting services including (i) audit of the annual financial statements, (ii) assistance and consultation with respect to the filings with the Securities and Exchange Commission and (iii) preparation of annual income tax returns.

     The financial statements of Diversified Investors Portfolios included herein have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

CAPITAL STOCK AND OTHER SECURITIES

     Diversified Investors Portfolios is organized as a trust under the law of the State of New York. Under Diversified Investors Portfolios Declaration of Trust, the Trustees are authorized to issue beneficial interest in one or more Series. Currently there are nine active Series of Diversified Investors Portfolios. Investors in a Series will be held personally liable for the obligations and liabilities of that Series (and of no other Series), subject, however, to indemnification by Diversified Investors Portfolios in the event that there is imposed upon an investor a greater portion of the liabilities and obligations of the Series than its proportionate beneficial interest in the Series. The Declaration of Trust also provides that Diversified Investors Portfolios shall maintain appropriate insurance (for example, a fidelity bond and errors and omissions insurance) for the protection of Diversified Investors Portfolios, its investors, Trustees, officers, employees and agents, and covering possible tort and other liabilities. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and Diversified Investors Portfolios itself was unable to meet its obligations.

     Investors in a Series are entitled to participate pro rata in distributions of taxable income, loss, gain and credit of their respective Series only. Upon liquidation or dissolution of a Series, investors are entitled to share pro rata in that Series' (and no other Series) net assets available for distribution to its investors. Diversified Investor Portfolios reserves the right to create and issue additional Series of beneficial interest, in which case the beneficial interests in each new Series would participate equally in the earnings, dividends and assets of that particular Series only (and no other Series). Any property of Diversified Investors Portfolios is allocated and belongs to a specific Series to the exclusion of all other Series. All consideration received by Diversified Investors Portfolios for the issuance and sale of beneficial interests in a particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings and proceeds thereof, and any funds or payments derived from any reinvestment of such proceeds, is held by the Trustees of Diversified Investors Portfolios in a separate subtrust (a Series) for the benefit of investors in that Series and irrevocably belongs to that Series for all purposes. Neither a Series no investors in that Series possess any right to or interest in the assets belonging to any other Series.

     Investments in a Series have no preference, preemptive, conversion or similar rights and are fully paid and nonassessable, except as set forth below. Investments in a Series may not be transferred.

     Each investor is entitled to a vote in proportion to the amount of its investment in each Series. Investors in a Series do not have cumulative voting rights, and investors holding more than 50% of the aggregate beneficial interests in all outstanding Series may elect all of the Trustees if they choose to do so and in such event other investors would not be able to elect any Trustees. Investors in each Series will vote as a separate class except as to voting for the election of Trustees, as otherwise required by the 1940 Act, or if determined by the Trustees to be a matter which affects all Series. As to any matter which does not affect the interest of a particular Series, only investors in the one or more affected Series are entitled to vote. Diversified Investors Portfolios is not required and has no current intention of holding annual meetings of investors, but will hold special meetings of investors when in the judgment of Trustees it is necessary or desirable to submit matters for an investor vote. The Declaration of Trust may be amended without the vote of investors, except that investors have the right to approve by affirmative majority vote any amendment which would affect their voting rights, alter the procedures to amend the Declaration of Trust, or as required by law or by Diversified Investors Portfolios registration statement, or as submitted to them by the Trustees. Any amendment submitted to investors which the Trustees determine would affect the investors of any Series shall be authorized by vote of the investors of such Series and no vote will be required of investors in a Series not affected.

     Diversified Investors Portfolios, or any Series, may merge or consolidate or may sell, lease or exchange substantially all of its assets when authorized at any meeting of investors by a majority of the outstanding interests of Diversified Investors Portfolios (or of the affected Series), or by written consent, without a meeting, of the holders of a majority of the outstanding interests voting as a single class. Diversified Investors Portfolios or any Series may reincorporate or reorganize (but not with another operating entity) without any investor vote. Diversified Investors Portfolios may be terminated at any time by the affirmative vote of investors holding not less than two-thirds of all outstanding interests, or by the Trustees by written notice to the investors. Any Series may be terminated at any time by the affirmative vote of investors holding not less than two-thirds of the interests in that Series, or by the Trustees by written notice to the investors of that Series. If not so terminated, Diversified Investors Portfolios will continue indefinitely.

     The Declaration of Trust provides that obligations of Diversified Investors Portfolios are not binding upon the Trustees individually but only upon the property of Diversified Investors Portfolios and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     The Declaration of Trust further provides that it will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with Diversified Investors Portfolios, unless, as to liability to Diversified Investors Portfolios or its investors, it is finally adjudicated that they engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of Diversified Investors Portfolios. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

TAXATION

     Diversified Investors Portfolios is organized as a New York trust. The Trust and each Series are not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts. However, each investor in a Series will be taxable on its share (as determined in accordance with the governing instruments of the Trust) of the Series' ordinary income and capital gain in determining its income tax liability. The determination of such share will be made in accordance with the Code and regulations promulgated thereunder.

     Each Series, since it is taxed as a partnership, is not subject to federal income taxation. Instead, and investor must take into account, in computing its federal income tax liability, its share of the Series' income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Series.

     Withdrawals by investors from each Series generally will not result in their recognizing any gain or loss for federal income tax purposes, except that
(1) gain will be recognized to the extent that any cash distributed exceeds the basis of the investor's interest in the Series prior to the distribution, (2) income or gain will be realized if the withdrawal is in liquidation of the investor's entire interest in the Series and includes a disproportionate share of any unrealized receivables held by the Series, and (3) loss will be recognized if the distribution is in liquidation of that entire interest and consists solely of cash and/or unrealized receivables. The basis of an investor's interest in a Series generally equals the amount of cash and the basis of any property that the investor invests in the Series, increased by the investor's share of income from the Series and decreased by the amount of any cash distributions and the basis of any property distributed from the Series.

     Each Series' taxable year-end will be December 31. Although, as described above, the Series will not be subject to federal income tax, each will file appropriate income tax information returns.

     It is intended that each Series' assets, income and distributions will be managed in such a way that an investor in each Series will be able to satisfy the requirements of Subchapter M of the Code.

                               HEDGING STRATEGIES

     The use of hedging strategies, such as a Series' entering into interest rate futures contracts and purchasing options thereon, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith. Income from the disposition of futures contracts and options thereon will be subject to the limitation that a Series must derive less than 30% of its gross income from the sale or other disposition of securities, options or futures contracts held for less than three months (the "Short-Short Limitation").

     If certain requirements are satisfied, any increase in value on a position that is part of a "designated hedge" will be offset by an decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Short-Short Limitation is satisfied. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Series intends to qualify for this treatment when it engages in hedging transactions, but at the present time it is not clear whether this treatment will be available for all of a Series' hedging transactions. To the extent this treatment is not available, a Series may be forced to defer the closing out of certain options and futures contracts beyond the time when it otherwise would be advantageous to do so, in order for an investor in the Series to qualify as a Regulated Investment Company.

                                 OTHER TAXATION

     The investment by an investor in a Series does not cause the investor to be liable for any income or franchise tax in the State of New York. Investors are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Series.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board of Trustees of Diversified Investors Portfolios has approved policies and procedures developed by Diversified with respect to the disclosure of the Portfolios' securities and any ongoing arrangements to make available information about the Portfolios' securities. The policy requires that disclosure of information about a Portfolio's portfolio holdings be in the best interests of the Portfolio's shareholders, and that any conflicts of interest between the interests of the Portfolio's shareholders and those of Diversified or its affiliates be addressed in a manner that places the interests of Portfolio's shareholders first. This policy provides that information regarding the Portfolios' holdings may never be shared with non-Diversified employees, with retirement plan sponsors, with insurance companies, with investors and potential investors (whether individual or institutional), or with third parties unless it is done for legitimate business purposes and in accordance with the policy.

     Subject to the provisions relating to "ongoing arrangements" discussed below, Diversified's policy generally provides for the release of details of securities positions once they are considered "stale." Data is considered stale once it is 25 days old after calendar quarter-end. This passage of time prevents a third party from benefiting from an investment decision made by a Portfolio that has not been fully reflected by the market. For the purposes of the policy, the term "ongoing arrangement" is interpreted to include any arrangement, whether oral or in writing, to provide portfolio holdings information to any person or entity more than once, but excluding any arrangement to provide such information once its considered stale under the policy.

     Each Portfolio's complete list of holdings (including the size of each position) may be made available to retirement plan sponsors, insurance companies, investors, potential investors, and third parties with simultaneous public disclosure at least 25 days after calendar quarter-end. Typically, simultaneous public disclosure is achieved by the filing of Form N-Q or Form N-CSR in accordance with SEC rules, posting the information to Diversified's internet site that is accessible by the public, or through public release by a third party vendor.

     Under the policy, if portfolio holdings are released pursuant to an ongoing arrangement with any party, the Portfolio must have a legitimate business purpose for the release of the information, the release of the information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided by Diversified on behalf of the Portfolio and neither the Portfolio, Diversified or any other affiliated party may receive compensation or any other consideration in connection with such arrangements.

     The written approval of Diversified's Chief Compliance Officer must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Exceptions are granted only after a thorough examination and consultation with Diversified's Legal Department, as necessary. Any exceptions to the policies must be reported to the Board of Trustees of Diversified Investors Portfolios at its next regularly scheduled meeting.

     All ongoing arrangements to make available information about a Portfolio's portfolio securities will be reviewed by the Board of Trustees of Diversified Investors Portfolios no less frequently than quarterly.

     Set forth below is a list, as of the date of this Statement of Additional Information, of those parties with whom Diversified has authorized ongoing arrangements that include the release of portfolio holdings information, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. Not all of the ongoing arrangements described below may be applicable to each Portfolio.

The Portfolios' auditor also has access from time to time to the Portfolios' holdings in connection with performing the audit and related functions.

                                                DELAY BEFORE
RECIPIENT (HOLDINGS)                FREQUENCY   DISSEMINATION
--------------------                ---------   -------------
Investors Bank & Trust Company      Daily        None
Institutional Shareholders
  Services                          Monthly      1 day
Bowne & Co., Inc.                   Quarterly    1-7 days
Callan Associates, Inc.             Quarterly    15 days
Deloitte & Touche LLP               Quarterly    15 days
Evaluation Associates, Inc.         Quarterly    15 days
Marsh USA, Inc.                     Quarterly    15 days
New England Pension Consultants     Quarterly    15 days
Plexus Group, Inc.                  Quarterly    1-7 days
Rocaton Investment Advisors, LLC    Quarterly    15 days
Standard & Poor's                   Quarterly    25 days
Trainer Wortham and Company, Inc.   Quarterly    15 days
Watson Wyatt Investment Consulting  Quarterly    15 days
Yanni Partners, Inc.                Quarterly    15 days

     With respect to each such arrangement , the Portfolios have a legitimate business purpose for the release of information. The release of the information is subject to trading restrictions and/or confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided by Diversified on behalf of the Portfolios. Neither the Portfolios, Diversified or any other affiliated party receives compensation or any other consideration in connection with such arrangements.

     Where a non-Diversified entity serves as a subadviser to a Portfolio advised by Diversified, the subadviser may release portfolio holdings information with respect to that Portfolio only with the prior consent of Diversified, provided however that the subadviser may, without such prior consent, disclose portfolio holdings information to Diversified, the Portfolio's Trustees and officers, custodian, administrator, accounting and pricing agents, legal advisers, compliance personnel, auditors and brokers solely in connection with the performance of its advisory duties for that Fund, or in response to legal or regulatory requirements.

                          FINANCIAL STATEMENTS OF MONY

     The financial statements of MONY that are included in this Statement of Additional Information are different from the financial statements of Keynote. The financial statements of MONY should be considered only as bearing upon the ability of MONY to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in Keynote.

                                                                      APPENDIX A

                        DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR'S

CORPORATE AND MUNICIPAL BONDS

     Issue credit ratings are based in varying degrees, on the following considerations: (1) likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     AAA -- An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA -- An obligation rated "AA" differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     BB, B, CCC, CC, AND C -- Obligations rated "BB", "B", "CCC", "CC", and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

     C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or Minus (-): The "AA" to "CCC" ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     N.R.: Not rated.

     i: The letter "i" subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The "i" subscript indicates that the rating addresses the interest portion of the obligation only. The "i" subscript will always be used in conjunction with the "p" subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of "AAAp N.R.i" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

     L: Ratings qualified with "L" apply only to amounts invested up to federal deposit insurance limits.

     p: The letter "p" subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The "p" subscript indicates that the rating addresses the principal portion of the obligation only. The "p" subscript will always be used in conjunction with the "i" subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of "AAAp N.R.i" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

     pi: Ratings with a "pi" subscript are based on an analysis of an issuer's published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer's management and are therefore based on less comprehensive information than ratings without a "pi" subscript. Ratings with a "pi" subscript are reviewed annually based on a new year's financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer's credit quality.

     pr: The letters "pr" indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", "BBB", commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUER CREDIT RATINGS

     A-1 -- An obligor rated "A-1" has strong capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely strong.

     A-2 -- An obligor rated "A-2" has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

     A-3 -- An obligor rated "A-3" has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

     B -- An obligor rated "B" is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

     C -- An obligor rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

     R -- An obligor rated "R" is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

     SD AND D -- An obligor rated "SD" (selective default) or "D" has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A "D" rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An "SD" rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

     N.R. -- An issuer designated N.R. is not rated.

COMMERCIAL PAPER

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A" for the highest-quality obligations to "D" for the lowest. These categories are as follows:

     A-1 -- This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

     A-3 -- Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B -- Issues rated "B" are regarded as having only speculative capacity for timely payment.

     C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

MOODY'S

LONG-TERM OBLIGATION RATINGS

     Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

     Aaa -- Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

     Aa -- Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

     A -- Obligations rated A are considered upper-medium grade and are subject to low credit risk.

     Baa -- Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

     Ba -- Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

     B -- Obligations rated B are considered speculative and are subject to high credit risk.

     Caa -- Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

     Ca -- Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

     C -- Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

     Note: Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

US MUNICIPAL AND TAX-EXEMPT RATINGS

     Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody's municipal long-term rating scale differs from Moody's general long-term rating scale.

     Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

     Aaa -- Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Aa -- Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A -- Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Baa -- Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ba -- Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B -- Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Caa -- Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ca -- Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C -- Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM RATINGS

     Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

     P-1 -- Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

     P-2 -- Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

     P-3 -- Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

     NP -- Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

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

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     To the Board of Directors of MONY Life Insurance Company and the Contractholders of Keynote Series Account:

     In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market, Intermediate Government Bond, Core Bond, Balanced, Value & Income, Equity Growth, and Calvert Subaccounts (constituting the "Keynote Series Account") at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 28, 2007

                             KEYNOTE SERIES ACCOUNT
                        AN EXPLANATION OF FUND EXPENSES
                                  (UNAUDITED)

     As a unitholder in a unit investment trust (a "Trust") invested in a corresponding series of the Diversified Investors Portfolios, you will bear the ongoing costs of managing the corresponding portfolio in which your Trust invests (such as the investment advisor's fee and other expenses). You will also bear the cost of operating the Trust.

     The first column in the table shown below assumes an investment of $1,000 on July 1, 2006. The second column will show your ending balance (per $1,000) on December 31, 2006. The third column will show how much of your investment (per $1,000) went to the ongoing costs of both your Trust and its corresponding portfolio. The figures in both of these columns are based on the actual total return and the actual expenses incurred for the period July 1, 2006 -- December 31, 2006. In order to approximate how much you paid in expenses during the six months, divide your balance by 1,000, and multiply the result by the dollar amount shown under the heading "Expenses Paid During the Period July 1, 2006 -- December 31, 2006 (Based on actual returns and expenses)."

     The fourth and fifth columns will also show your ending balance (per $1,000) on December 31, 2006 and how much of your investment (per $1,000) went to the ongoing costs of both your Trust and its corresponding portfolio, but assumes a total annual return rate of 5% before expenses. Since the 5% is hypothetical, the ending account values and the expenses paid for the period July 1, 2006 -- December 31, 2006 will not be the actual values per $1,000 of your investment. This information is presented so you may compare the cost of owning a Keynote Series Account against the cost of owning other funds. Other funds should provide this information based on a hypothetical annual return of 5% before expenses in their most recent report in order for you to make a fair comparison.

                                                                                            EXPENSES
                                                       EXPENSES                            PAID DURING
                                                      PAID DURING          ENDING          THE PERIOD
                                                      THE PERIOD          ACCOUNT        JULY 1, 2006 --
                                       ENDING       JULY 1, 2006 --        VALUE          DECEMBER 31,
                                      ACCOUNT        DECEMBER 31,       DECEMBER 31,          2006
                                       VALUE             2006               2006            (BASED ON
                       BEGINNING    DECEMBER 31,       (BASED ON         (BASED ON       HYPOTHETICAL 5%
                        ACCOUNT         2006        ACTUAL RETURNS    HYPOTHETICAL 5%    ANNUAL RETURNS    ANNUALIZED
                         VALUE       (BASED ON            AND          ANNUAL RETURNS     BEFORE ACTUAL     EXPENSE
                        JULY 1,    ACTUAL RETURNS      EXPENSES)       BEFORE ACTUAL        EXPENSES)        RATIO
TRUST NAME               2006      AND EXPENSES)        (1)(2)           EXPENSES)           (1)(2)          (1)(3)
----------             ---------   --------------   ---------------   ----------------   ---------------   ----------
Money Market.........   $1,000       $1,019.88           $6.95           $1,018.05            $6.95           1.38%
Intermediate Gov't
  Bond...............    1,000        1,032.66            7.60            1,017.46             7.54           1.50
Core Bond............    1,000        1,038.68            7.56            1,017.52             7.48           1.49
Balanced.............    1,000        1,092.48            8.35            1,016.96             8.04           1.60
Value & Income.......    1,000        1,135.32            8.38            1,017.08             7.92           1.57
Equity Growth........    1,000        1,067.63            9.00            1,016.23             8.78           1.75
Calvert(4)...........    1,000        1,078.46            5.70            1,019.45             5.54           1.10

---------------

(1) These figures reflect the expenses of both the Trust and its corresponding portfolio.

(2) Expenses are equal to each Trust's annualized expense ratio multiplied by the average account value over the period, divided by 365, multiplied by 182 (to reflect the one-half year period).

(3) Please be aware that the expense ratios shown in this column may not match the expense ratios shown in each Trust's financial highlights, as the expense ratios in the financial highlights reflect the actual expense ratios for the period January 1, 2006 -- December 31, 2006.

(4)  Does not include expenses incurred by the Calvert Social Balanced
     Portfolio.

                             KEYNOTE SERIES ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2006

                                                             INTERMEDIATE
                                                   MONEY      GOVERNMENT      CORE                   VALUE &       EQUITY
                                                   MARKET        BOND         BOND      BALANCED      INCOME       GROWTH
                                                  --------   ------------   --------   ----------   ----------   ----------
ASSETS:
Investment in the Portfolios, at value (Notes 1
  and 2)........................................  $118,880     $88,945      $171,959   $1,628,575   $7,102,117   $2,499,710
Receivable for units sold.......................        --          --            --           --          113           --
                                                  --------     -------      --------   ----------   ----------   ----------
Total assets....................................   118,880      88,945       171,959    1,628,575    7,102,230    2,499,710
                                                  --------     -------      --------   ----------   ----------   ----------
LIABILITIES:
Payable for units redeemed......................       168          62            83          465          394          168
Accrued mortality and expense risk..............        99          80           152        1,420        6,162        2,182
                                                  --------     -------      --------   ----------   ----------   ----------
Total liabilities...............................       267         142           235        1,885        6,556        2,350
                                                  --------     -------      --------   ----------   ----------   ----------
NET ASSETS ATTRIBUTABLE TO ANNUITY
  CONTRACTHOLDERS...............................  $118,613     $88,803      $171,724   $1,626,690   $7,095,674   $2,497,360
                                                  ========     =======      ========   ==========   ==========   ==========
ACCUMULATION UNITS..............................     5,927       4,321         5,418       39,005      111,730       48,974
                                                  ========     =======      ========   ==========   ==========   ==========
UNIT VALUE......................................  $  20.01     $ 20.55      $  31.69*  $    41.70   $    63.51   $    50.99
                                                  ========     =======      ========   ==========   ==========   ==========

---------------

* Actual unit value presented differs from calculated unit value due to rounding.

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                    INTERMEDIATE
                                                          MONEY      GOVERNMENT     CORE                   VALUE &      EQUITY
                                                          MARKET        BOND        BOND      BALANCED      INCOME      GROWTH
                                                         --------   ------------   -------   ----------   ----------   --------
NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIOS (NOTE
  2):
Interest income........................................   $6,146      $ 5,021      $ 9,075    $ 33,829    $    6,652   $  2,905
Securities lending income (net)........................       --           22           15         272         1,414        556
Dividend income........................................       --           --           --      19,274       124,749     24,657
Expenses (net of reimbursement)........................     (336)        (411)        (716)     (8,288)      (32,459)   (17,051)
                                                          ------      -------      -------    --------    ----------   --------
Net investment income (loss) allocated from
  Portfolios...........................................    5,810        4,632        8,374      45,087       100,356     11,067
                                                          ------      -------      -------    --------    ----------   --------

EXPENSES (NOTE 4):
Mortality and expense risk.............................    1,337        1,134        2,058      18,226        75,081     29,107
                                                          ------      -------      -------    --------    ----------   --------
NET INVESTMENT INCOME (LOSS)...........................    4,473        3,498        6,316      26,861        25,275    (18,040)
                                                          ------      -------      -------    --------    ----------   --------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  (NOTE 2):
Net realized gains (losses) allocated from
  Portfolios...........................................       --*      (2,274)        (970)     74,984       508,151    159,262
Change in net unrealized appreciation (depreciation)
  allocated from Portfolios............................       --          844         (416)     60,910       681,642    (73,996)
                                                          ------      -------      -------    --------    ----------   --------
Net realized and unrealized gains (losses) on
  investments..........................................       --       (1,430)      (1,386)    135,894     1,189,793     85,266
                                                          ------      -------      -------    --------    ----------   --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...........................................   $4,473      $ 2,068      $ 4,930    $162,755    $1,215,068   $ 67,226
                                                          ======      =======      =======    ========    ==========   ========

---------------

* Less than $1.00.

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2006

                                                       INTERMEDIATE
                                             MONEY      GOVERNMENT      CORE                    VALUE &       EQUITY
                                            MARKET         BOND         BOND      BALANCED      INCOME        GROWTH
                                           ---------   ------------   --------   ----------   -----------   ----------
FROM OPERATIONS:
Net investment income (loss).............  $   4,473     $  3,498     $  6,316   $   26,861   $    25,275   $  (18,040)
Net realized gains (losses) allocated
  from Portfolios........................         --*      (2,274)        (970)      74,984       508,151      159,262
Change in net unrealized appreciation
  (depreciation) allocated from
  Portfolios.............................         --          844         (416)      60,910       681,642      (73,996)
                                           ---------     --------     --------   ----------   -----------   ----------
Net increase (decrease) in net assets
  resulting from operations..............      4,473        2,068        4,930      162,755     1,215,068       67,226
                                           ---------     --------     --------   ----------   -----------   ----------
FROM UNIT TRANSACTIONS (NOTE 5):
Units sold...............................    125,590        7,982       17,984       69,566       395,175      133,631
Units redeemed...........................   (123,090)     (71,857)     (78,050)    (275,920)   (1,102,783)    (552,601)
                                           ---------     --------     --------   ----------   -----------   ----------
Net increase (decrease) in net assets
  resulting from unit transactions.......      2,500      (63,875)     (60,066)    (206,354)     (707,608)    (418,970)
                                           ---------     --------     --------   ----------   -----------   ----------
Total increase (decrease) in net
  assets.................................      6,973      (61,807)     (55,136)     (43,599)      507,460     (351,744)

NET ASSETS:
Beginning of year........................    111,640      150,610      226,860    1,670,289     6,588,214    2,849,104
                                           ---------     --------     --------   ----------   -----------   ----------
End of year..............................  $ 118,613     $ 88,803     $171,724   $1,626,690   $ 7,095,674   $2,497,360
                                           =========     ========     ========   ==========   ===========   ==========
Units outstanding beginning of year......      5,786        7,500        7,375       44,270       123,843       57,543
Units sold...............................      6,391          397          582        1,787         6,771        2,679
Units redeemed...........................     (6,250)      (3,576)      (2,539)      (7,052)      (18,884)     (11,248)
                                           ---------     --------     --------   ----------   -----------   ----------
Units outstanding end of year............      5,927        4,321        5,418       39,005       111,730       48,974
                                           =========     ========     ========   ==========   ===========   ==========

---------------

* Less than $1.00.

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                     INTERMEDIATE
                                           MONEY      GOVERNMENT      CORE                      VALUE &       EQUITY
                                          MARKET         BOND         BOND       BALANCED       INCOME        GROWTH
                                         ---------   ------------   ---------   -----------   -----------   -----------
FROM OPERATIONS:
Net investment income (loss)...........  $   2,561    $   3,902     $   6,532   $    20,018   $    18,421   $   (22,633)
Net realized gains (losses) allocated
  from Portfolios......................         --       (2,857)       (1,170)      108,006       614,632       129,289
Change in net unrealized appreciation
  (depreciation) allocated from
  Portfolios...........................         --         (925)       (2,549)      (50,567)     (264,483)       59,258
                                         ---------    ---------     ---------   -----------   -----------   -----------
Net increase (decrease) in net assets
  resulting from operations............      2,561          120         2,813        77,457       368,570       165,914
                                         ---------    ---------     ---------   -----------   -----------   -----------
FROM UNIT TRANSACTIONS (NOTE 5):
Units sold.............................     50,045       79,572       164,986     1,232,169     3,556,085     1,948,093
Units redeemed.........................   (140,716)    (184,093)     (205,997)   (1,348,985)   (4,334,268)   (2,476,765)
                                         ---------    ---------     ---------   -----------   -----------   -----------
Net increase (decrease) in net assets
  resulting from unit transactions.....    (90,671)    (104,521)      (41,011)     (116,816)     (778,183)     (528,672)
                                         ---------    ---------     ---------   -----------   -----------   -----------
Total increase (decrease) in net
  assets...............................    (88,110)    (104,401)      (38,198)      (39,359)     (409,613)     (362,758)
NET ASSETS:
Beginning of year......................    199,750      255,011       265,058     1,709,648     6,997,827     3,211,862
                                         ---------    ---------     ---------   -----------   -----------   -----------
End of year............................  $ 111,640    $ 150,610     $ 226,860   $ 1,670,289   $ 6,588,214   $ 2,849,104
                                         =========    =========     =========   ===========   ===========   ===========
Units outstanding beginning of year....     10,564       12,729         8,726        47,323       139,062        68,770
Units sold.............................      2,599        3,971         5,383        32,654        66,840        39,069
Units redeemed.........................     (7,377)      (9,200)       (6,734)      (35,707)      (82,059)      (50,296)
                                         ---------    ---------     ---------   -----------   -----------   -----------
Units outstanding end of year..........      5,786        7,500         7,375        44,270       123,843        57,543
                                         =========    =========     =========   ===========   ===========   ===========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                               CALVERT SUBACCOUNT

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2006

ASSETS:
Investments, at value (Notes 2 and 6).......................   $450,323
Receivable for securities sold..............................         60
                                                               --------
Total assets................................................    450,383
                                                               --------

LIABILITIES:
Payable for units redeemed..................................         60
Accrued mortality and expense risk..........................        392
                                                               --------
Total liabilities...........................................        452
                                                               --------

NET ASSETS ATTRIBUTABLE TO ANNUITY CONTRACTHOLDERS..........   $449,931
                                                               ========

ACCUMULATION UNITS..........................................     14,357
                                                               ========

UNIT VALUE..................................................   $  31.34
                                                               ========

INVESTMENTS, AT COST........................................   $422,486
                                                               ========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                               CALVERT SUBACCOUNT

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME (NOTE 2):
Dividend income.............................................   $17,841

EXPENSES (NOTE 4):
Mortality and expense risk..................................     4,576
                                                               -------

NET INVESTMENT INCOME (LOSS)................................    13,265
                                                               -------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS (NOTE
  2):
Net realized gains (losses) from securities.................    (2,496)
Change in net unrealized appreciation (depreciation) on
  securities................................................    20,287
                                                               -------
Net realized and unrealized gains (losses) on investments...    17,791
                                                               -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................   $31,056
                                                               =======

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                               CALVERT SUBACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE YEAR ENDED
                                                                  DECEMBER 31,
                                                              --------------------
                                                                2006       2005
                                                              --------   ---------
FROM OPERATIONS:
Net investment income (loss)................................  $ 13,265   $   2,903
Net realized gains (losses) from securities.................    (2,496)     (4,665)
Change in net unrealized appreciation (depreciation) on
  securities................................................    20,287      19,169
                                                              --------   ---------
Net increase (decrease) in net assets resulting from
  operations................................................    31,056      17,407
                                                              --------   ---------

FROM UNIT TRANSACTIONS (NOTE 5):
Units sold..................................................    39,805     163,819
Units redeemed..............................................   (24,339)   (139,981)
                                                              --------   ---------
Net increase (decrease) in net assets from unit
  transactions..............................................    15,466      23,838
                                                              --------   ---------
Total increase (decrease) in net assets.....................    46,522      41,245

NET ASSETS:
Beginning of year...........................................   403,409     362,164
                                                              --------   ---------
End of year.................................................  $449,931   $ 403,409
                                                              ========   =========
Units outstanding beginning of year.........................    13,850      12,993
Units sold..................................................     1,332       5,673
Units redeemed..............................................      (825)     (4,816)
                                                              --------   ---------
Units outstanding end of year...............................    14,357      13,850
                                                              ========   =========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     Keynote Series Account (individually a "Subaccount", and collectively, "Keynote") is a separate investment account which was established and commenced operations on December 16, 1987 by MONY Life Insurance Company ("MONY") under the laws of the State of New York.

     Keynote operates as a unit investment trust under the Investment Company Act of 1940, as amended. Keynote holds assets that are segregated from all of MONY's other assets and, at present, is used as an investment vehicle under certain tax-deferred annuity contracts issued by MONY to fund retirement plans maintained by certain not-for-profit and other organizations ("Group Plans"). MONY is the legal holder of the assets in Keynote.

     There are currently seven Subaccounts within Keynote which are available to contractholders of Group Plans. Six of the Subaccounts invest in a corresponding portfolio of Diversified Investors Portfolios (the "Portfolios"). The seventh Subaccount is a fund of fund and invests in the Calvert Social Balanced Portfolio, a series of Calvert Variable Series, Inc. ("Calvert"). The financial statements of the Portfolios and Calvert accompany this report.

     At December 31, 2006, each of the Keynote Subaccounts' investment in the corresponding Portfolios was as follows:

                                                              PERCENTAGE INVESTMENT
SUBACCOUNT                                                        IN PORTFOLIO
----------                                                    ---------------------
Money Market................................................          0.01
Intermediate Government Bond................................          0.06
Core Bond...................................................          0.01
Balanced....................................................          0.43
Value & Income..............................................          0.20
Equity Growth...............................................          0.10

     For information regarding each Portfolio's investments, please refer to the Portfolio Composition section of the Portfolios' financial statements, or Calvert's investments in the Asset Allocation section of Calvert's financial statements which accompany this report.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by Keynote in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. INVESTMENTS:

     The investment by Keynote in the Portfolios reflects Keynote's proportionate interest in the net assets of each of the Portfolios. Valuation of the securities held in each of the Portfolios is discussed in Note 2A of the Portfolios' Notes to Financial Statements which accompanies this report.

     The Calvert Subaccount is valued at the net asset value per share determined as of the close of business of the New York Stock Exchange (typically, 4:00 P.M. Eastern time) on the valuation date. A description of the portfolio valuation policy for Calvert can be found in Note A of Calvert's Notes to Financial Statements which accompanies this report.

     B. INVESTMENT INCOME:

     Each Keynote Subaccount, except the Calvert Subaccount, is allocated its share of income and expenses of its corresponding Portfolio. All of the investment income and expenses and realized and

                             KEYNOTE SERIES ACCOUNT

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

unrealized gains and losses from the security transactions of the corresponding Portfolio are allocated pro rata among the investors and are recorded by the Subaccounts on a daily basis.

     For the Calvert Subaccount, dividend income is recorded on the ex-dividend date and realized gains and losses from the sale of investments are determined on the basis of identified cost.

     C. FEDERAL INCOME TAXES:

     The operations of Keynote form a part of, and are taxed with, the operations of MONY. MONY does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to Keynote. Based upon this expectation, no charges are currently being deducted from Keynote for federal income tax purposes.

     D. OTHER:

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS

     Purchases and sales of shares in Calvert were $56,962 and $28,206, respectively.

4. FEES AND TRANSACTIONS WITH AFFILIATES

     All Subaccounts, except the Calvert Subaccount, purchase interests in the Portfolios. The net assets of those Subaccounts reflect the investment management fee charged by Diversified Investment Advisors, Inc. ("Diversified"), the investment advisor, which provides investment advice and related services to the Portfolios. Diversified is an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON NV, a corporation based in the Netherlands which is a publicly traded international insurance group.

     MONY reserves the right to deduct an annual contract charge from a participant's account to reimburse MONY for administrative expenses relating to the maintenance of the variable annuity contracts. MONY has no present intention to impose such a charge but may do so in the future. Any such annual charge will not exceed $50.

     Daily charges to Keynote for mortality and expense risks assumed by MONY are computed at an annual rate of 1.10%; however, MONY reserves the right to charge maximum fees of 1.25% upon written notice.

5. GROUP PLAN ASSUMPTIONS

     On December 31, 1993, MONY entered into an agreement with Transamerica Financial Life Insurance Company, Inc. ("TFLIC"), a wholly-owned subsidiary of AEGON which is an affiliate of the Portfolios, pursuant to which the Group Plans may be transferred through assumption reinsurance to TFLIC. Subject to receipt of any necessary state insurance department approvals and authorizations, each Group Plan contractholder receives materials relating to this assumption. The assumption

                             KEYNOTE SERIES ACCOUNT

5. GROUP PLAN ASSUMPTIONS (CONTINUED)

reinsurance of any Group Plan to TFLIC will result in the transfer of the applicable assets out of Keynote and into a corresponding separate account of TFLIC. There were no assets transferred to TFLIC pursuant to this assumption reinsurance agreement for the years ended December 31, 2006 and December 31, 2005.

     The amounts related to assumptions, if any, would be reflected in the net asset value of units redeemed in the Statements of Changes in Net Assets.

6. PORTFOLIO INVESTMENT

     Calvert invests in the Calvert Social Balanced Portfolio. At December 31, 2006, it holds 221,834 shares with a market value of $450,323.

7. LEGAL AND REGULATORY MATTERS

     Diversified Investors Securities Corp. ("DISC") is the distributor for each of the Funds and a subsidiary of the Series Portfolio's investment advisor, Diversified Investment Advisors, Inc. ("DIA").

     On February 18, 2005, DISC was notified by NASD Staff that it had made a preliminary determination to recommend disciplinary action against DISC regarding certain matters. In February 2006, DISC settled an administrative proceeding with the NASD regarding agreements with two customers who were permitted to engage in market timing activity in the Diversified Investors International Equity Fund from July 1, 2003 through October 24, 2003. The settlement also addressed alleged deficiencies in DISC's procedures relating to the retention of e-mail communications. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which DISC neither admitted nor denied the allegations or findings, DISC consented to the following sanctions: (i) censure; (ii) a fine of $1.3 million; (iii) restitution of approximately $949,011 to the Diversified International Equity Fund for losses attributable to the trading described in the AWC; and (iv) agreement to make certifications to the NASD regarding the review and establishment of procedures relating to e-mail retention and to the enforcement of the Funds' policies and procedures relating to market timing. The restitution payment of $949,011 referred to above was made on February 14, 2006.

     DISC and DIA have also responded to requests for information from various governmental and self-regulatory agencies in connection with investigations related to mutual fund trading activities. DISC and DIA have cooperated fully with each request.

     Although it is not anticipated that these developments will have an adverse effect on the Subaccounts, there can be no assurance at this time.

8. CONCENTRATIONS AND INDEMNIFICATIONS

     From time to time, Keynote may have a concentration of several unitholders holding a significant percentage of units outstanding. Investment activities of these unitholders could have a material impact on Keynote.

     In the normal course of business, Keynote enters into contracts that contain a variety of representations and warranties which provide general indemnifications. Keynote's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against Keynote that have not yet occurred. However, based on experience, Keynote expects the risk of loss to be remote.

                             KEYNOTE SERIES ACCOUNT

9. FINANCIAL HIGHLIGHTS

For an accumulation unit outstanding throughout the year:

                                       INCOME (LOSS) FROM
                                      INVESTMENT OPERATIONS
                                   ---------------------------     TOTAL
                                                                   INCOME
                         UNIT         NET        NET REALIZED      (LOSS)      UNIT
       FOR THE          VALUE,     INVESTMENT   AND UNREALIZED      FROM      VALUE,
        YEAR           BEGINNING     INCOME     GAINS (LOSSES)   INVESTMENT   END OF   NET ASSETS,   TOTAL
        ENDED           OF YEAR    (LOSS)(A)    ON INVESTMENTS   OPERATIONS    YEAR    END OF YEAR   RETURN
       -------         ---------   ----------   --------------   ----------   ------   -----------   ------
MONEY MARKET
12/31/2006              $19.29       $ 0.72        $   0.00(c)    $  0.72     $20.01   $  118,613      3.73%
12/31/2005               18.91         0.37            0.01          0.38      19.29      111,640      2.01
12/31/2004               18.84         0.06            0.01          0.07      18.91      199,750      0.37
12/31/2003               18.81         0.03           (0.00)(c)      0.03      18.84      303,125      0.16
12/31/2002               18.67         0.15           (0.01)         0.14      18.81      402,099      0.75
INTERMEDIATE
 GOVERNMENT BOND
12/31/2006               20.08         0.68           (0.21)         0.47      20.55       88,803      2.34
12/31/2005               20.03         0.46           (0.41)         0.05      20.08      150,610      0.25
12/31/2004               19.94         0.27           (0.18)         0.09      20.03      255,011      0.45
12/31/2003               19.84         0.37           (0.27)         0.10      19.94      297,517      0.50
12/31/2002               18.52         0.53            0.79          1.32      19.84      710,769      7.13
CORE BOND
12/31/2006               30.76         1.04           (0.11)         0.93      31.69      171,724      3.02
12/31/2005               30.38         0.88           (0.50)         0.38      30.76      226,860      1.25
12/31/2004               29.35         0.75            0.28          1.03      30.38      265,058      3.51
12/31/2003               28.36         0.71            0.28          0.99      29.35      290,520      3.49
12/31/2002               26.24         1.02            1.10          2.12      28.36      385,094      8.08
BALANCED
12/31/2006               37.73         0.63            3.34          3.97      41.70    1,626,690     10.52
12/31/2005               36.13         0.42            1.18          1.60      37.73    1,670,289      4.43
12/31/2004               33.73         0.38            2.02          2.40      36.13    1,709,648      7.12
12/31/2003               28.97         0.33            4.43          4.76      33.73    1,622,505     16.43
12/31/2002               32.55         0.47           (4.05)        (3.58)     28.97    1,534,640    (11.00)
VALUE & INCOME
12/31/2006               53.20         0.21           10.10         10.31      63.51    7,095,674     19.38
12/31/2005               50.32         0.14            2.74          2.88      53.20    6,588,214      5.72
12/31/2004               45.06         0.31            4.95          5.26      50.32    6,997,827     11.67
12/31/2003               36.00         0.32            8.74          9.06      45.06    6,634,100     25.17
12/31/2002               42.95         0.34           (7.29)        (6.95)     36.00    5,728,801    (16.18)
EQUITY GROWTH
12/31/2006               49.51        (0.33)           1.81          1.48      50.99    2,497,360      2.99
12/31/2005               46.70        (0.36)           3.17          2.81      49.51    2,849,104      6.02
12/31/2004               43.82        (0.20)           3.08          2.88      46.70    3,211,862      6.57
12/31/2003               35.00        (0.28)           9.10          8.82      43.82    3,272,429     25.20
12/31/2002               46.26        (0.30)         (10.96)       (11.26)     35.00    2,845,179    (24.34)
CALVERT
12/31/2006               29.13         0.95            1.26          2.21      31.34      449,931      7.59
12/31/2005               27.87         0.21            1.05          1.26      29.13      403,409      4.52
12/31/2004               26.03         0.18            1.66          1.84      27.87      362,164      7.07
12/31/2003               22.05         0.23            3.75          3.98      26.03      313,285     18.05
12/31/2002               25.38         0.41           (3.74)        (3.33)     22.05      244,739    (13.12)


                                       RATIOS TO AVERAGE NET ASSETS
                       ------------------------------------------------------------
                       EXPENSES,       EXPENSES,
                       INCLUDING       INCLUDING          NET       NET INVESTMENT
       FOR THE         EXPENSES     EXPENSES OF THE    INVESTMENT    INCOME (LOSS)
        YEAR            OF THE     PORTFOLIO (NET OF     INCOME         (NET OF        PORTFOLIO
        ENDED          PORTFOLIO    REIMBURSEMENTS)      (LOSS)     REIMBURSEMENTS)   TURNOVER(B)
       -------         ---------   -----------------   ----------   ---------------   -----------
MONEY MARKET
12/31/2006                1.38%            1.38%          3.68%           3.68%            N/A
12/31/2005                1.38             1.21           1.77            1.94             N/A
12/31/2004                1.38             1.11           0.06            0.33             N/A
12/31/2003                1.36             1.22           0.05            0.19             N/A
12/31/2002                1.37             1.20           0.60            0.77             N/A
INTERMEDIATE
 GOVERNMENT BOND
12/31/2006                1.51             1.50(d)        3.38            3.39             525%
12/31/2005                1.50             1.50           2.30            2.30             756
12/31/2004                1.52             1.50(d)        1.35            1.37             554
12/31/2003                1.49             1.49           1.87            1.87             392
12/31/2002                1.49             1.49           2.74            2.74             134
CORE BOND
12/31/2006                1.48             1.48           3.38            3.38             487(e)
12/31/2005                1.49             1.49           2.88            2.88           1,003(e)
12/31/2004                1.49             1.49           2.52            2.52             885(e)
12/31/2003                1.49             1.49(d)        2.45            2.45             922(e)
12/31/2002                1.49             1.49           3.77            3.77             462
BALANCED
12/31/2006                1.63             1.60(d)        1.58            1.61             224(e)
12/31/2005                1.64             1.60(d)        1.11            1.15             367(e)
12/31/2004                1.62             1.60(d)        1.09            1.11             338(e)
12/31/2003                1.61             1.60(d)        1.06            1.07             377(e)
12/31/2002                1.62             1.60(d)        1.53            1.55             289
VALUE & INCOME
12/31/2006                1.58             1.58           0.37            0.37              31
12/31/2005                1.58             1.58           0.27            0.27              89
12/31/2004                1.58             1.58           0.67            0.67              44
12/31/2003                1.57             1.57           0.83            0.83              70
12/31/2002                1.58             1.58           0.84            0.84              31
EQUITY GROWTH
12/31/2006                1.74             1.74          (0.68)          (0.68)             84
12/31/2005                1.75             1.75          (0.77)          (0.77)             76
12/31/2004                1.75             1.75          (0.46)          (0.46)            129
12/31/2003                1.75             1.70          (0.76)          (0.71)             61
12/31/2002                1.75             1.60          (0.89)          (0.74)             75
CALVERT
12/31/2006                1.10(f)          1.10(f)        3.19            3.19               7
12/31/2005                1.10(f)          1.10(f)        0.76            0.76               8
12/31/2004                1.10(f)          1.10(f)        0.67            0.67               6
12/31/2003                2.03             2.03           0.95            0.95             374
12/31/2002                2.01             2.01           0.84            0.84             552

---------------

(a)  Calculated based upon average units outstanding.

(b)  Portfolio turnover of the Portfolio or the Calvert subaccount.

(c)  Amount rounds to less than one penny per share.

(d)  Includes reimbursement of fees at the underlying Portfolio level.

(e) Includes the effect of buying and selling TBA securities used in dollar roll transactions at the underlying Portfolio level. Refer to Note 2I of the Portfolio's Notes to Financial Statements which accompany this report.

(f)  Ratios exclude expenses incurred by the Calvert Social Balanced Portfolio.

                      (This page intentionally left blank)

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Owners of Beneficial Interests of the Diversified Investors Portfolios:

     In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio, High Quality Bond Portfolio, Intermediate Government Bond Portfolio, Core Bond Portfolio, Total Return Bond Portfolio, High Yield Bond Portfolio, Balanced Portfolio, Value & Income Portfolio, Value Portfolio, Growth & Income Portfolio, Equity Growth Portfolio, Aggressive Equity Portfolio, Mid-Cap Value Portfolio, Mid-Cap Growth Portfolio, Small-Cap Value Portfolio, Special Equity Portfolio, Small-Cap Growth Portfolio and International Equity Portfolio (constituting the Diversified Investors Portfolios, hereafter referred to as the "Portfolios") at December 31, 2006, the results of each of their operations, the changes in each of their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 27, 2007

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               MANAGEMENT REVIEW

                               DECEMBER 31, 2006

                                  (UNAUDITED)

     PLEASE NOTE THAT ANY PERFORMANCE FIGURES DISCUSSED BELOW REPRESENT PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. VISIT WWW.DIVINVEST.COM FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END. THE RETURN PROVIDED FOR A PARTICULAR ISSUER HELD BY A SERIES REPRESENTS THE RETURN FROM THE SECURITY FOR THE ACTUAL PERIOD HELD BY THE SERIES, WHICH MAY BE SHORTER THAN THE TWELVE-MONTH REPORTING PERIOD.

                              MONEY MARKET SERIES

     In 2006, the Money Market Series returned 4.86%, beating its benchmark, the Citigroup Treasury Bill 3-month Index, which returned 4.76%.

     The money market sector in general and our portfolio benefited from rising yields on Treasury Bills and Notes which mirrored the Federal Reserve raising the federal funds rate 100 basis points throughout 2006 to 5.25%. Additionally, the Series benefited from strategic duration positioning that took advantage of changes in Federal Reserve Monetary Policy and overall market sentiment throughout the year.

     From a sector perspective, the positions in corporate commercial paper (specifically extendable commercial notes) and asset-backed commercial paper contributed positively to performance.

                            HIGH QUALITY BOND SERIES

     The High Quality Bond Series returned 4.38% for the year, outpacing the 3.96% return of the Merrill Lynch 1-3 Year Treasury Index and the 3.97% return of the Morningstar Short Term Bond Universe Median. The Series' yield component was the key driver of total return for 2006, representing about 85% of the total excess return versus the index, while spread tightening made up the remaining 15%. Given the rise in interest rates throughout the year, shorter-duration assets outperformed longer-duration assets. Therefore, securities with less than one-year duration contributed to the total return, while three-year-plus duration exposure detracted from performance.

     The commercial mortgage-backed sector was the best performer in terms of absolute total return, followed by the asset-backed, residential mortgage-backed, domestic corporate and agency sectors. Compared with a duration-neutral Treasury, the commercial mortgage-backed sector had the best excess returns, followed by the residential mortgage, corporate, asset-backed, and agency sectors. Lower than expected interest rate volatility during the year contributed to favorable performance in the residential mortgage sector. Despite negative headlines, the fixed-rate home equity sector was one of the top performers in the asset-backed segment.

     The combination of strong demand, a dearth of new issuance in the consumer asset-backed segment and good collateral performance kept spreads in the asset-backed sector at or near record tight levels throughout the year. The financial services sector performed well as a result of strong earnings.

                      INTERMEDIATE GOVERNMENT BOND SERIES

     The Intermediate Government Bond Series returned 3.48% for the year, trailing the 3.84% return of the Lehman Brothers Intermediate Government Bond Index and the 3.97% return of the Morningstar Short Term Bond Universe Median. In the first half of 2006, the Series underperformed its benchmark

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2006

                                  (UNAUDITED)

due to incorrect yield curve positioning and an overweight in the agency mortgage-backed securities (MBS) sector. In the first quarter, the Series' manager expected the yield curve to flatten, as the Federal Reserve continued to increase its short-term federal funds rate. After flattening the first few months of the year, however, the yield curve steepened dramatically due to higher interest rates, which were led by increased inflation. The Series' manager changed the yield curve trade position at a loss during the second quarter, which contributed to the Series underperforming the Index for that quarter.

     In addition to the Series' yield curve position, the Series' significant overweight in MBS detracted from performance. Agency MBS began 2006 as apparently one of the most attractive bond market sectors. Priced at a significant discount, the sector appeared to have an attractive yield advantage over comparable-maturity Treasury issues. For that reason, the Series' manager overweighted the sector, which paid off handsomely for the first six weeks of the year, but the Series' manager failed to take profits in late February and March, as MBS returns fell. As a result, the Series gave back much of its gains from this sector.

     Although yield spreads generally widened for most of the first half of 2006, the manager felt rates would likely come down in the second half of the year, and result in tight spreads. The Series' manager therefore expected the spread sectors -- commercial mortgage backed securities (CMBS), asset-backed securities (ABS), MBS and agency bonds -- to outperform Treasuries during the second half of the year. This strategy helped the Series from then on. The Series benefited from overweights in MBS and CMBS. The manager also added to returns with some tactical duration trades driven by their proprietary models.

                                CORE BOND SERIES

     The Core Bond Series returned 4.17% for the year, trailing the 4.33% return of the Lehman Aggregate Bond Index but outperforming the 3.94% return of the Morningstar Intermediate Term Bond Universe. Interest rates across the yield curve were volatile during the past year. The 10-year Treasury yield ended the year at 4.70%, 31 basis points (0.31%) higher than a year earlier. During this period, however, the 10-year Treasury yield varied from 4.33% in January to a high of 5.25% in June. Over this period, the yield curve flattened, as yields at the shorter end of the curve rose. The spread between 2-year and 10-year Treasury yields was -11 basis points at year end. All component sectors of the Lehman Aggregate Bond Index outperformed duration-adjusted Treasuries during the year.

     The Series received a boost from its short duration position, its overweight to commercial mortgage-backed securities and its high yield allocation. However, the Series' underweight to corporate bonds and agency securities took away from performance, as both sectors outperformed Treasuries. The managers' mortgage security selection also detracted from performance.

                            TOTAL RETURN BOND SERIES

     The Total Return Bond Series returned 4.96% for the year, exceeding the 4.33% return of the Lehman Brothers Aggregate Bond Index and the 3.94% return of the Morningstar Intermediate Term Bond Universe Median. Strategies produced mixed but generally positive results for the last quarter of the year. A long duration posture detracted from returns in the first half of the year, as interest rates rose more than expected, but the Series recovered most of those losses as rates declined in the second half. The Series' yield curve exposure was partly centered on the front end of the yield curve, which hurt results as short-term rates moved higher than expected. Overweight exposure to the mortgage-backed sector was a positive, thanks to tighter spreads and low volatility. An underweight to

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2006

                                  (UNAUDITED)

investment grade credits was a modest negative as the sector outperformed, but an overweight to lower-quality credits added to returns as they outperformed. A moderate exposure to Treasury inflation-protected securities hurt performance due to a weaker than expected inflation adjustment and a modest tightening of breakeven spreads. The Series' exposure to high-yield debt was rewarded as yield spreads narrowed, in particular on General Motors and Ford issues. A modest exposure to emerging market debt added to returns. Non-dollar bond exposure contributed to returns as the manager's decision to retain some currency exposure benefited from a weak dollar, and the bond market selection was good.

                             HIGH YIELD BOND SERIES

     The High Yield Bond Series returned 11.99% for the year, surpassing the 11.77% return of the Merrill Lynch High Yield Master II Index and the 9.93% return of the Morningstar High Yield Bond Universe Median. Credit selection was the driving force behind the Series' strong annual performance.

     Specific credits that contributed to performance were issues from health care company HCA, Inc. and telecommunications firm Adelphia. Underweight positions relative to the benchmark in issues from Ford and General Motors were a slight drag on performance. Bonds from these two companies performed strongly in 2006.

     Underweighted positions in health care, utilities, energy and technology detracted slightly from performance. However, strong credit selection within these sectors contributed to results. In general, the managers enjoyed good selection within these tough industries. Overweighted industries that contributed to performance versus the benchmark were building materials, gaming, publishing and retailing. The Series' emphasis on B-rated debt contributed to performance, as this credit sector outperformed BB debt. Underweighted ratings sectors also were top performers. BB bonds made up about 12% of the portfolio and returned 12%, while these comprised about 38% of the index and returned 9.6%.

     The Series' overall short duration positioning versus the benchmark hurt performance slightly. However, bonds with short duration (relative to the benchmark index) comprised about 17% of the portfolio and returned 10.1%. The benchmark had an allocation of only 3.7% to these bonds, which produced returns of 4.7%.

                                BALANCED SERIES

     The Balanced Series returned 11.74% for the year, beating the 11.12% return of the hybrid benchmark; 60% S&P 500 Index and 40% Lehman Brothers Aggregate Index. The Series also outpaced the 11.12% return of the Morningstar Moderate Allocation Universe Median. Keeping pace with the benchmark was a welcome result in 2006 as it was a difficult year for actively managed funds as few matched the performance of U.S. equity indexes.

     Regarding the equity portion, returns to the investment themes were positive overall for 2006. Valuation was the biggest contributor to relative performance as inexpensive companies outperformed their more richly valued industry counterparts. Management impact, momentum and profitability also contributed positively to excess returns, albeit less significantly. On the downside, earnings quality detracted from relative returns, while analyst sentiment was essentially flat for the year.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2006

                                  (UNAUDITED)

     Among sectors, stock selection was positive overall for the year. The Series' holdings in the materials and information technology sectors outpaced their peers in the benchmark. Meanwhile, positions in the energy and healthcare sectors lagged their peers in the benchmark for the period.

     Regarding the fixed income portion, a long duration posture detracted from returns in the first half of the year as interest rates rose more than expected, but the Series recovered most of those losses as rates declined in the second half. A modestly bulleted yield curve exposure centered on the front end of the yield curve suffered as short-term rates moved higher than expected. Overweight exposure to the mortgage-backed sector was a positive, thanks to tighter spreads and low volatility. Underweight exposure to investment grade credits was a modest negative as the sector outperformed, but an overweight to lower quality credits added to returns since they outperformed. A moderate exposure to Treasury inflation-protected securities detracted from performance due to a weaker than expected inflation adjustment for the period and a modest tightening of breakeven spreads. An emphasis on high-yield debt was substantially rewarded as spreads narrowed, in particular on General Motors and Ford issues. A modest exposure to emerging market debt added to returns as spreads tightened. Non-dollar bond exposure contributed positively to returns, as the decision to retain some currency exposure benefited from a weak dollar, and the foreign bond markets selected for the portfolio outperformed their domestic counterparts.

                             VALUE & INCOME SERIES

     The Value & Income Series returned 20.68% for the year, short of the 22.25% return of the Russell 1000 Value Index but surpassing the 18.27% return of the Morningstar Large Value Universe Median. This was a difficult year for actively managed funds as a majority of them underperformed U.S. equity indexes. The main reason the Series trailed its large capitalization value benchmark was sector allocation. The Series had a substantial underweight position in energy stocks, which performed well, and a significant overweight allocation to the information technology sector, which had returns slightly below the overall market. The Series benefited somewhat from its sizeable underweight in financials, as that sector's returns were also a notch below the benchmark average.

     Stock selection overall was neutral, but that was largely because positive stock selection in the consumer discretionary sector was offset by negative results in health care. Also noteworthy was good stock selection in energy, which more than offset the Series' poor sector selection there. All benchmark sectors had double-digit gains for the year, with telecommunication services stocks leading the way, posting a gain of 39%. The Series' performance in, and allocation to, that sector were very close to the benchmark's.

     Underexposure to oil giant ExxonMobil Corp. (+39%) was the most significant detractor from the Series' relative performance. Although the stock's return was very solid, thanks to increased oil production and record high oil prices mid-year, the Series lost out relative to the benchmark by being substantially underweighted to Exxon. Drug maker Watson Pharmaceuticals (-20%) increased its revenues, but its profit declined mainly because of lower pricing for generic drugs. Trucking firm Con-way, Inc. (formerly CNF, Inc.) (-21%) saw business revenues and profits decline as the trucking industry was hurt generally by the housing-related economic slowdown. In addition, the firm lost market share in its core less-than-truckload business. Electronics manufacturing services provider Solectron (-12%) experienced a decline in profits due to increased competition and thin profit margins.

     Personal computer and printer maker Hewlett Packard Co. (+45%) had a good year, enjoying growth in its businesses and a reorganization that left it with a healthier balance sheet.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2006

                                  (UNAUDITED)

                                  VALUE SERIES

     The Value Series returned 15.44% for the year, lagging the 22.25% return of the Russell 1000 Value Index and the 18.27% return of the Morningstar Large Value Universe Median. This was a difficult year for actively managed funds as a majority of them underperformed U.S. equity indexes. The main reason the Series trailed its large capitalization value benchmark was stock selection. This was particularly true in the consumer discretionary and financials sectors. In the consumer discretionary sector, the Series completely missed out on the benchmark's 23% gain in this sector, as the Series' sector holdings had a negative return. In financials, the Series trailed the benchmark sector's returns by 6.8%. But this more modest underperformance had a major impact, as the Series and benchmark have a high concentration of financial stocks -- a 28.6% weighting in the Series versus 36.6% in the benchmark. In the telecommunications services and energy sectors, substantial underperformance had less of an effect on overall Series returns because of small sector weightings. However, in energy, the Series also was significantly underweighted versus the benchmark, compounding the impact of stock selection. In information technology, a performance gap and an overweighted position in a poor performing sector took away from returns.

     The Series did have positive results in three sectors -- consumer staples, health care and materials. In consumer staples, good stock selection added to the benefit of overweighting a strong performing sector. In health care, the Series' underweighting of a relatively weak sector in which it had good stock selection helped the Series' performance relative to the index, but didn't do much for absolute returns.

     Very large positions in two of the worst performing stocks -- CA, Inc. (-19%) and Centex Corp. (-21%) -- had a major negative impact on performance. CA (formerly Computer Associates), which makes IT management software, had a difficult year as it encountered delays in bookings and had to bear the costs of a major restructuring and share buybacks. Shares of homebuilder Centex mirrored the decline of the housing market in 2006. Its net order fell almost 30% from the previous year. St. Joe Co. (-19%), a real estate operating company, was also hurt as the housing market languished.

                             GROWTH & INCOME SERIES

     The Growth & Income Series returned 11.77% for the year, trailing the 15.79% return of the S&P 500 Index and the 14.31% return of the Morningstar Large Blend Universe Median. This was a tough year for actively managed funds as a majority of them underperformed U.S. equity indexes. Most of the Series' underperformance can be attributed to stock selection, which was most pronounced in the information technology, health care and consumer discretionary sectors. The Series felt this most strongly in the information technology sector, where an overweighted position magnified the impact. The energy sector also took away from relative returns as the Series lagged the benchmark sector there as well, to a lesser extent.

     The Series made up some ground against the index in the materials and financials sectors. In materials, the Series gained 33%, far surpassing the benchmark sector's 18.6% return. The Series' financial holdings outperformed the benchmark sector by a much more modest 1.1%, contributing to returns on a smaller scale.

     Flash storage device maker Sandisk Corp. (-32%) suffered from strong price competition and weakening product demand. Stock performance of Qualcomm, Inc. (-11%), which provides software for wireless voice and data communications, was held back by a legal battle with Nokia, its largest customer, over royalty payments. Diversified technology company Corning, Inc. (-5%) saw a decline in its shares as a result of weakness in its fiber optic business late in the year.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2006

                                  (UNAUDITED)

     Shares of oil giant ExxonMobil Corp. (39%) had their best year in a quarter century as the firm increased its oil production and crude oil prices hit an all-time high during the summer. Investment management company, Merrill Lynch & Co. Inc. (+39%), joined other Wall Street investment firms in posting strong revenue growth in 2006.

                              EQUITY GROWTH SERIES

     The Equity Growth Series gained 4.12% for the year, trailing the 9.07% return of the Russell 1000 Growth Index and the 7.01% return of the Morningstar Large Growth Universe Median. This was a tough year for actively managed funds as a majority of them underperformed U.S. equity indexes. The Series underperformed its large capitalization growth benchmark primarily because of poor stock selection relative to the index. This was most pronounced in the health care and information technology sectors, where a double-digit return differential between the Series' holdings and those in the benchmark sector had a major impact on overall return. Each of these sectors took about 3% off the Series' relative return. Also hurting performance to a lesser extent was a combination of poor sector allocation and weak stock selection in the energy and industrials sectors. On the positive side, the Series benefited from positive stock selection in the consumer discretionary and financials sectors. In both of these cases, the impact was heightened by an overweighted position in each sector versus the benchmark. Even stronger relative performance by the Series in the materials and telecommunications services was muted by having very slight exposure to these two sectors.

     Stock performance of Qualcomm, Inc. (-11%), which provides software for wireless voice and data communications, was held back by a legal battle with Nokia, its largest customer, over royalty payments. UnitedHealth Group, Inc. (-13%), a diversified health care management services company, was hurt by the need to adjust its profits as it corrected improper stock options grants. Flash storage device maker Sandisk Corp. (-32%) suffered from strong price competition and weakening product demand. Diversified technology company Corning, Inc. (-30%) saw a decline in its shares as a result of weakness in its fiber optic business late in the year.

     On the plus side, investment banking powerhouse Goldman Sachs Group (+57%) recorded strong earnings growth in almost all its businesses. Shares of casino resort owners Wynn Resorts Ltd. (+83%) and Las Vegas Sands Corp. (+79%) almost doubled.

                            AGGRESSIVE EQUITY SERIES

     The Aggressive Equity Series gained 6.46% for the year, underperforming the 9.07% return of the Russell 1000 Growth Index and the 7.01% return of the Morningstar Large Growth Universe Median. This was a tough year for actively managed funds as a majority of them underperformed U.S. equity indexes. The Series lagged its large capitalization growth benchmark mainly because of weak stock selection relative to the index. Two sectors in particular had an impact -- health care and information technology. In both cases, weak stock selection was compounded to a degree by sector allocation. The impact of being 4.7% off the benchmark information technology sector's 6.9% return was magnified by the Series' large (36%) allocation to the sector. The Series also lost ground to the index in the consumer staples and energy sectors. In consumer staples, poor stock selection was partly countered by positive sector allocation -- the Series had a substantially underweighted position in a sector where its holdings lost 20.6%. In energy, the opposite was true. Very positive stock selection was more than negated by a sizeable underweight to the sector.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2006

                                  (UNAUDITED)

     In several sectors, the Series performed well, which limited the negative impact of the weaker sectors. Strong selection made a big difference in the financials sector, as the Series surpassed the benchmark sector's 17.4% return by 11.3%. This was added to by a slight overweight to financials. The same scenario was true, but to a modest degree, in the consumer discretionary sector. In industrials, solid stock selection (17% versus the benchmark sector's 11.3% return) was partly countered by an underweighted allocation.

     Integrated circuit manufacturer Silicon Laboratories (-45%) hurt the Series' performance more than any other single holding, as sales of its products to Samsung, its largest customer, declined. Silicon Labs also faced a patent infringement lawsuit from Analog Devices. Online commerce firm eBay (-26%) was punished for missing revenue and earnings targets. Internet portal Yahoo! Inc. (-30%) faced the consequences of not living up to expected advertising revenue. UnitedHealth Group, Inc. (-19%), a diversified health care management services company, was hurt by the need to adjust its profits as it corrected improper stock options grants.

                              MID-CAP VALUE SERIES

     The Mid-Cap Value Series gained 18.33% for the year, trailing the 20.22% return of the Russell Midcap Value Index but outpacing the 15.61% return of the Morningstar Mid Value Universe Median. Although the Series performed well in absolute terms, it lagged its benchmark's stronger gains. The Series was hurt by its sector allocation -- overweighting a few relatively poorer performing sectors, including health care (+9%), consumer discretionary (+15%) and information technology (+10%), and underweighting some top performing sectors, namely consumer staples (+34%), materials (+25%) and telecommunications services (43%). However, good stock selection, particularly in the industrials and information technology sectors, eased the impact of having disappointing sector selection. Stock selection was also strong in the energy sector.

     In the relatively poor performing health care sector, weak stock selection compounded the Series' overweighted position. Similarly, Series performance lagged the benchmark in the consumer discretionary and consumer staples sectors because of slightly negative stock selection multiplying the impact of poor sector weightings. On the positive side, however, the opposite was true in the industrials and, to a lesser extent, the utilities sectors. In these areas, good stock selection magnified positive sector allocation. In technology, strong stock selection more than made up for the Series' overweighted position in a sector with relatively weak performance.

     The largest individual detractor from performance was Boston Scientific (-34%), which manufactures and sells a wide range of medical devices. Boston Scientific was hurt by safety concerns related to drug-coated stents, including one of the firm's best-selling products. LSI Logic (-8%), which makes semiconductors and high-performance storage systems, experienced setbacks in consumer electronics as Apple Computer and Sony announced they'd no longer use LSI chips in certain products. Comverse Technology, Inc. (-16%), a telecommunications systems, software and services provider, stumbled after accounting irregularities came to light, compounding fraud involving the company's stock options.

                             MID-CAP GROWTH SERIES

     The Mid-Cap Growth Series gained 2.17% for the year, lagging the 10.66% return of the Russell Midcap Growth Index and the 8.74% return of the Morningstar Mid Growth Universe Median. Stock selection was the primary reason for the Series' trailing performance for the year; especially in the industrials, consumer discretionary, information technology and telecommunications services sectors.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2006

                                  (UNAUDITED)

The weak results in these sectors were partially countered by positive performance among holdings in the energy and health care sectors. In addition, the Series lost further ground against the index by underweighting strong performing sectors, including the materials (+31% in the benchmark), financials (+19%) and utilities (+27%) sectors, and by overweighting sub-par sectors, such as health care (+6%) and energy (-1%). However, the Series' performance was helped by significantly overweighting the top performing telecommunications services (+34%) sector.

     Among individual holdings, Silicon Laboratories (-33%), an integrated circuit manufacturer, had the greatest negative impact on the Series' performance, as sales of its products to Samsung, its largest customer, declined. Silicon Labs also faced a patent infringement lawsuit from Analog Devices. Intermec, Inc. (-31%), a maker of wired and wireless products and services, had a disappointing year, as sales and profits declined. Checkfree Corp. (-14%), an electronic payment processing company, lost ground after announcing an earnings outlook below market expectations.

     Shares of Celgene (+78%), the maker of the once-banned Thalidomide drug, soared after the Food and Drug Administration approved the drug to treat newly diagnosed multiple myeloma, a common form of blood cancer. Akamai Technologies, Inc. (+99%), whose services support the flow of content through the Internet, consistently beat earnings expectations thanks, in part, to the sweeping growth of broadband Internet connection. American Tower Corp. (+38%), which leases antenna space on wireless and broadcast communications towers, performed well as a result of robust demand for its services and despite concern over its stock options granting practices.

                             SMALL-CAP VALUE SERIES

     The Small-Cap Value Series gained 9.64% for the year, lagging the 23.48% return of the Russell 2000 Value Index and the 16.57% return of the Morningstar Small Value Universe Median. The Series' disappointing results relative to its benchmark were primarily due to stock selection, which was compounded by overweighting certain weaker sectors and being underweighted in some leading sectors. Within the index, the materials (+46%), telecommunications services (+53%), industrials (+29%), consumer staples (+27%) and utilities (+26%) sectors had strong performance. Unfortunately, the Series missed out on the materials sector's results, largely by having a low weighting within the sector, but also because of stock selection within this sector. Stock selection was also the primary reason for meager results within industrials. The Series had no holdings in telecommunication services, the top performing sector. The housing market slowdown weighed on several key holdings. One bright spot was the energy sector, in which the Series had strong returns and overweighted the sector compared to the benchmark.

     Watsco, Inc. (-20%), a supplier of air conditioning and heating equipment, was hurt indirectly by the decline in the housing market, as it led to a slowdown in sales of the firm's products. Accredited Home Lenders (-45%), a provider of sub-prime residential mortgages, also was adversely affected by the slowdown in housing, as delinquencies and losses rose. Homebuilder, Meritage Homes Corp. (-24%), was another victim of the weak housing market. Matria Healthcare, Inc. (-26%), which manages the treatment of long-term illnesses, saw its share price decline after business deals were delayed in the aftermath of a major acquisition.

     Digital River, Inc. (+88%), which provides outsourced e-commerce solutions, enjoyed very healthy business growth. Immucor (+88%), which sells products and systems that support blood transfusions, benefited from strong sales growth. Apparel firm Phillips Van Heusen Co. (+56%) enjoyed healthy sales expansion, particularly in its Calvin Klein brand.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2006

                                  (UNAUDITED)

                             SPECIAL EQUITY SERIES

     The Special Equity Series gained 11.77% for the year, trailing the 18.37% return of the Russell 2000 Index but surpassing the 10.34% return of the Morningstar Small Growth Universe Median. This was a tough year for actively managed funds as a majority of them underperformed U.S. equity indexes. The Series underperformed its benchmark primarily because of relatively weak stock selection. Sector allocation also detracted from results, but to a lesser degree. The sectors where relative results hurt performance the most were information technology, industrials, materials, financials and health care. In information technology, the Series fell 4.8% short of the benchmark sector's 13.6% return. This performance shortfall was slightly magnified by the Series' modest overweighting to this sector. In the financial sector, the Series had good absolute returns (15.9%). However, this didn't measure up to the financials sector's 19.4% return in the benchmark. Similarly, the Series' 14.9% return in industrials looked solid enough, but not when compared with the 22.1% return of industrials within the benchmark. The Series' materials holdings had the largest relative underperformance, as their 22.4% gain was roughly half of the benchmark's 41.1% return from this sector. Fortunately, the Series had a modest allocation to materials stocks.

     Among detracting stocks, Hovnanian Enterprises (-32%), a homebuilder, was brought down by the residential housing market slump. Slower sales were compounded by material price increases. Meritage Homes Corp. (-24%), another homebuilder, suffered a similar fate, as slowing demand, higher cancellations and rising inventories created a major challenge. Optimal Group, Inc. (-60%), an electronic payments firm that serves the online gambling industry among others, saw its shares tumble in early October as a result of anti-Internet gambling legislation passed by Congress. Openwave Systems, Inc. (-65%), which provides software for the mobile and wireline communications industries, had its share price decline substantially, reflecting its problems with revenue and earnings shortfalls, and cash flow shortages. On top of these, an investigation into the company's stock options granting practices found irregularities.

     Polycom, Inc. (+102%) was a major bright spot for the Series on consistently strong financial results. The company provides communications equipment that enables enterprise users to conduct video, voice, data and Web communications. Acuity Brands, Inc. (+66%), which produces lighting equipment and specialty chemical products, posted solid sales and earnings gains partly due to higher selling prices in its branded lighting fixtures business. Nutritional supplement maker NBTY, Inc. (+156%), had a stellar year, as it trimmed costs through strategic store closures, benefited from stabilizing materials costs and had increased product demand, thanks to aging baby boomers, who have an increased appetite for NBTY's supplements. Belden CDT, Inc. (+61%), which makes high-speed electronic cables, performed well as it enjoyed strong global demand and restructured its operations, opening some plants and closing others around the world.

                            SMALL-CAP GROWTH SERIES

     The Small-Cap Growth Series returned 8.71% for the year, trailing the 13.35% return of the Russell 2000 Growth Index and the 10.34% return of the Morningstar Small Growth Universe Median. The Series' underperformance relative to its benchmark was mainly due to the manager's stock selection, particularly in the information technology sector, as well as sector allocation to a lesser degree. About three-quarters of the Series' performance gap relative to its index came in information technology, where the benchmark sector gained 10.1%, but the Series' holdings only managed a 2.6% return. The impact of this gap was magnified by the large allocation to this sector, both in the Series' portfolio (29%) and in the benchmark (25%). Relative performance was also adversely affected by stock selection in the financials and consumer discretionary sectors. Financials stocks in the benchmark gained 17.4%, while the Series' financial holdings returned just 6.4%. Consumer discretionary stocks in

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2006

                                  (UNAUDITED)

the benchmark gained 11.7% overall, while the Series' holdings in this sector returned 9.2%. The relative performance gap was larger in utilities (-48.5%) and consumer staples (-20.6%), but the impact was muted because these sectors have very small allocations in the Series and its index.

     On the positive side, the Series enjoyed strong performance in the energy, materials and industrials sectors. The Series' energy holdings doubled the returns of the benchmark sector (+32.8% vs. +16.2%). However, the positive impact was limited by relatively modest allocations to this sector. In industrials, however, a 4.7% outperformance by the Series (+21.6% vs. +16.9%) resulted in a slightly more significant impact.

     Individual stocks that hurt performance were led by Aspect Medical Systems, Inc. (-45%) a provider of anesthesia monitoring devices. Aspect was sold off by investors in mid-2006, when growth in its revenues and earnings slowed to more sustainable levels and its valuation contracted significantly. Housevalues, Inc. (-38%), an online real estate information service, was affected by the decline in the housing market. Shares of Neoware, Inc. (-47%), a provider of thin client computing solutions, fell after it announced lower than expected sales to existing customers. Escala Group, Inc. (-71%), a global stamp and coin auction house, saw its fortunes tumble with a probe into its operations by Spanish authorities last May and a subsequent SEC investigation.

     General Cable Corp. (+122%), a wire and cable manufacturer, experienced healthy growth in its business and recorded strong returns. Priceline.com, Inc. (+95%), an online travel company, enjoyed strong growth in its business amid positive electronic commerce market trends. Shares of New River Pharmaceutical (+109%), a specialty pharmaceutical company, rose sharply when it announced in October that the FDA approved its drug, NRP104, to treat attention-deficit/hyperactivity disorder (ADHD) in children aged 6-12.

                          INTERNATIONAL EQUITY SERIES

     The International Equity Series gained 27.31% for the year, surpassing the 26.23% return of the MSCI World ex-US Index and the 24.82% return of the Morningstar Foreign Large Blend Universe Median. The year was an outstanding one for international stocks generally, with every country in the benchmark posting gains, and the Series had strong results, outperforming the index because of strong stock selection. Within the index, leading countries included Spain (+50%), Portugal (+48%), Ireland (+48%), Singapore (+47%), Norway (+46%) and
Sweden (+45%). The Series scored its biggest country gains against the benchmark in France, Canada, Switzerland and the United Kingdom, with stock selection playing the key role in all cases. The Series' best relative stock selection, on a country basis, occurred in Austria and Hong Kong. Stock selection fell significantly short in Israel, Luxembourg, Singapore and South Korea.

     The financials and industrials sectors contributed the most to performance on a relative basis, with materials and consumer staples stocks playing a supporting role. In financials, a substantial overweighting in the high performing sector resulted in a strong contribution to absolute and relative returns. The Series' financials stocks gained 34% and just over one-third of the Series was allocated to the sector, almost 5% more than the benchmark. In the industrials sector, the Series gained 47%, almost 22% more than the benchmark index. But the impact of this performance was muted by the Series' underweighted position in industrials. Relative performance was weakest in the consumer discretionary sector, which was the only sector with weak stock selection relative to the index. In the utilities sector, the Series' 49% returns were slightly below the benchmark sector's gains. Although utilities had a slightly negative impact on the Series' relative performance, the sector contributed handsomely to absolute gains. Active currency management played a minor positive role in the Series' performance, making good results even better.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2006

                                                                           HIGH       INTERMEDIATE
                                                           MONEY         QUALITY       GOVERNMENT
                                                           MARKET          BOND           BOND
                                                        ------------   ------------   ------------
ASSETS:
Securities, at value, including investments held as
  collateral for securities out on loan (Notes 2 and
  4)..................................................  $776,087,009   $820,061,958   $177,856,976
Repurchase agreements (cost equals market)............   147,506,245      8,819,366             --
Cash..................................................            --             --             --
Restricted cash.......................................            --             --             --
Cash at broker........................................            --             --             --
Foreign currency holdings, at value
  (cost $42,451,477, $190,725, and $379,672,
  respectively).......................................            --             --             --
Receivable for securities sold........................            --             --      2,132,391
Unrealized appreciation on foreign currency
  forward contracts (Note 10).........................            --             --             --
Unrealized appreciation on open swap contracts........            --             --             --
Variation margin......................................            --             --             --
Interest receivable...................................     2,576,512      5,498,730      1,441,704
Dividends receivable..................................            --             --             --
Foreign tax reclaim receivable........................            --             --             --
Receivable from Advisor...............................            --             --          4,146
Receivable from securities lending (net)..............            --          2,054          1,247
                                                        ------------   ------------   ------------
Total assets..........................................   926,169,766    834,382,108    181,436,464
                                                        ------------   ------------   ------------
LIABILITIES:
Due to Advisor........................................            --             --             --
Due to Custodian......................................            --             --      1,226,256
Due to Broker for swap contracts......................            --             --             --
Collateral for securities out on loan.................            --      8,411,400     29,452,986
Payable for securities purchased......................            --      8,069,478             --
Securities sold short, at value (proceeds
  $162,196,673).......................................            --             --             --
Written options, at value
  (premium $601,920, $22,396 and $36,146,
  respectively).......................................            --             --             --
Unrealized depreciation on open swap contracts........            --             --             --
Unrealized depreciation on foreign currency
  forward contracts (Note 10).........................            --             --             --
Variation margin......................................            --             --             --
Investment advisory fees..............................       184,382        231,576         43,365
Accrued expenses......................................        44,775         46,468         32,689
Contingent liability (Note 6).........................            --             --             --
                                                        ------------   ------------   ------------
Total liabilities.....................................       229,157     16,758,922     30,755,296
                                                        ------------   ------------   ------------
NET ASSETS............................................  $925,940,609   $817,623,186   $150,681,168
                                                        ============   ============   ============
SECURITIES, AT COST...................................  $776,087,009   $826,867,778   $177,844,104
                                                        ============   ============   ============

                       See notes to financial statements.

                              TOTAL
               CORE           RETURN       HIGH YIELD                      VALUE &
               BOND            BOND           BOND         BALANCED         INCOME          VALUE
          --------------   ------------   ------------   ------------   --------------   ------------
          $2,394,052,362   $149,220,111   $462,350,593   $421,371,197   $3,647,543,518   $112,083,662
              20,094,880     25,011,936     25,159,129     15,905,785       74,170,734      9,130,521
                   3,331             --             --             --               --             --
                      --             --             --        140,600               --             --
                      --        352,213             --        459,080               --             --
                                186,318             --        370,032               --             --
              41,003,303
             334,720,004        686,771      6,700,000      2,807,120       33,257,440         75,619
                                 40,930             --         58,946               --             --
                 684,559
               3,458,124             --             --             --               --             --
                  14,537             --             --             --               --             --
              15,159,390        942,514      8,376,189      1,235,368           37,008          3,451
                      --             --             --        366,906        4,071,873         99,803
                      --             --             --             --            1,160             --
                      --         12,754             --             --               --          5,680
                      --             --             --          3,068           16,885          4,718
          --------------   ------------   ------------   ------------   --------------   ------------
           2,809,190,490    176,453,547    502,585,911    442,718,102    3,759,098,618    121,403,454
          --------------   ------------   ------------   ------------   --------------   ------------
                      --             --          1,531         11,529               --             --
                  24,892            138             --             --               --             --
               4,300,000             --             --             --               --             --
                 958,807      4,274,335             --      8,381,259      186,521,888     15,388,046
             562,280,950     51,398,541             --     52,363,642       32,218,958      4,675,305
             161,260,541             --             --             --               --             --
                                 19,656             --         31,140               --             --
                 621,654
                 152,220             --             --             --               --             --
                                 27,484             --         38,897               --             --
               1,068,876
                      --         40,002             --         47,918               --             --
                 584,169         32,383        218,560        138,076        1,261,807         35,883
                 116,932         24,581         35,764         56,840          152,239         21,314
                      --             --             --             --               --             --
          --------------   ------------   ------------   ------------   --------------   ------------
             731,369,041     55,817,120        255,855     61,069,301      220,154,892     20,120,548
          --------------   ------------   ------------   ------------   --------------   ------------
          $2,077,821,449   $120,636,427   $502,330,056   $381,648,801   $3,538,943,726   $101,282,906
          ==============   ============   ============   ============   ==============   ============
          $2,411,315,857   $149,309,902   $448,608,719   $385,165,390   $2,983,135,311   $105,737,336
          ==============   ============   ============   ============   ==============   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2006

                                                        GROWTH &          EQUITY        AGGRESSIVE
                                                         INCOME           GROWTH          EQUITY
                                                     --------------   --------------   ------------
ASSETS:
Securities, at value, including investments held as
  collateral for securities out on loan (Notes 2
  and 4)...........................................  $1,205,774,643   $2,633,306,100   $428,584,855
Repurchase agreements (cost equals market).........      23,960,361       22,518,208             --
Cash...............................................              --               --             --
Restricted cash....................................         560,000               --             --
Foreign currency holdings, at value
  (cost $3,407,804)................................              --               --             --
Receivable for securities sold.....................      14,293,832       48,856,082      5,640,594
Unrealized appreciation on foreign currency
  forward contracts (Note 10)......................              --               --             --
Interest receivable................................          13,080           26,052          7,031
Dividends receivable...............................       1,623,692        2,459,711        320,383
Foreign tax reclaim receivable.....................              --          230,517         15,799
Receivable from Advisor............................              --               --          3,259
Receivable from securities lending (net)...........          33,601           15,339         10,376
                                                     --------------   --------------   ------------
Total assets.......................................   1,246,259,209    2,707,412,009    434,582,297
                                                     --------------   --------------   ------------
LIABILITIES:
Due to Advisor.....................................              --               --             --
Due to Custodian...................................       2,341,575               --      1,066,035
Collateral for securities out on loan..............      67,965,319      158,227,226     48,209,289
Payable for securities purchased...................      16,302,551       20,892,335      2,370,696
Unrealized depreciation on foreign currency
  forward contracts (Note 10)......................              --               --             --
Variation margin...................................          11,130               --             --
Investment advisory fees...........................         557,078        1,259,873        238,505
Accrued expenses...................................          61,311          115,119         29,864
Contingent liability (Note 6)......................              --               --             --
                                                     --------------   --------------   ------------
Total liabilities..................................      87,238,964      180,494,553     51,914,389
                                                     --------------   --------------   ------------
NET ASSETS.........................................  $1,159,020,245   $2,526,917,456   $382,667,908
                                                     ==============   ==============   ============
SECURITIES, AT COST................................  $1,059,990,583   $2,310,397,936   $373,809,334
                                                     ==============   ==============   ============

                       See notes to financial statements.

              MID-CAP         MID-CAP       SMALL-CAP        SPECIAL        SMALL-CAP     INTERNATIONAL
               VALUE           GROWTH         VALUE           EQUITY          GROWTH          EQUITY
           --------------   ------------   ------------   --------------   ------------   --------------

           $1,037,462,871   $353,559,372   $277,839,453   $1,431,161,493   $167,367,521   $2,206,716,021
               16,312,237      6,350,435         33,538       33,160,557        618,612       29,549,256
                       --             --             --              257             --               --
                       --             --             --               --             --               --

                       --             --             --               --             --        3,410,666
                1,441,900      1,546,225      2,074,821        4,148,139      4,155,481       10,765,445

                       --             --             --               --             --           11,580
                   20,561          8,087          6,192           40,120          2,181           25,648
                1,469,952         75,567        335,420        1,171,071         42,961        1,278,936
                       54            562             --               --             --          701,355
                   28,997             --          8,928               --             --            1,424
                   10,692          7,297         14,113           96,490          5,968           33,180
           --------------   ------------   ------------   --------------   ------------   --------------
            1,056,747,264    361,547,545    280,312,465    1,469,778,127    172,192,724    2,252,493,511
           --------------   ------------   ------------   --------------   ------------   --------------

                       --             20             --            9,503          1,049               --
                       --             --          5,426               --             --               --
              118,672,540     49,693,823     42,425,935      245,040,504     14,398,521      149,080,031
                  527,957      1,729,565      1,360,601       12,276,758      2,571,980          745,568

                       --             --             --               --             --           20,237
                       --             --             --            7,230             --               --
                  498,094        180,623        158,568          785,029        111,007        1,243,098
                   74,468         34,453         45,217          102,644        107,163          252,104
                       --             --             --               --             --               --
           --------------   ------------   ------------   --------------   ------------   --------------
              119,773,059     51,638,484     43,995,747      258,221,668     17,189,720      151,341,038
           --------------   ------------   ------------   --------------   ------------   --------------
           $  936,974,205   $309,909,061   $236,316,718   $1,211,556,459   $155,003,004   $2,101,152,473
           ==============   ============   ============   ==============   ============   ==============
           $  938,275,057   $316,444,007   $265,948,032   $1,275,741,323   $152,667,543   $1,701,116,773
           ==============   ============   ============   ==============   ============   ==============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                            HIGH       INTERMEDIATE
                                                              MONEY        QUALITY      GOVERNMENT
                                                             MARKET         BOND           BOND
                                                           -----------   -----------   ------------
INVESTMENT INCOME (NOTE 2):
Interest income..........................................  $44,452,023   $35,751,097   $ 9,136,357
Securities lending income (net)..........................           --        24,018        40,281
Dividend income..........................................           --            --            --
Less: foreign withholding taxes..........................           --            --            --
                                                           -----------   -----------   -----------
Total income.............................................   44,452,023    35,775,115     9,176,638
                                                           -----------   -----------   -----------
EXPENSES (NOTE 2):
Investment advisory fees.................................    2,202,129     2,841,710       655,441
Custody fees.............................................      160,517       182,519        71,525
Audit fees...............................................       28,312        30,221        28,458
Legal fees...............................................        5,988         5,666            91
Reports to shareholders..................................        6,532         7,088         2,156
Other fees...............................................       35,439        28,272        10,403
                                                           -----------   -----------   -----------
Total expenses...........................................    2,438,917     3,095,476       768,074
Expenses reimbursed by the Advisor.......................           --            --       (19,189)
                                                           -----------   -----------   -----------
Net expenses.............................................    2,438,917     3,095,476       748,885
                                                           -----------   -----------   -----------
NET INVESTMENT INCOME (LOSS).............................   42,013,106    32,679,639     8,427,753
                                                           -----------   -----------   -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  (NOTE 2):
Net realized gains (losses) on transactions from:
  Securities.............................................        3,069    (3,537,144)   (4,284,109)
  Swap contracts.........................................           --            --            --
  Futures................................................           --            --            --
  Written options........................................           --            --            --
  Foreign currency transactions..........................           --            --            --
Change in net unrealized appreciation (depreciation) on:
  Securities.............................................           --     5,974,556     1,003,748
  Futures................................................           --            --            --
  Written options........................................           --            --            --
  Short sales............................................           --            --            --
  Swap contracts.........................................           --            --            --
  Foreign currency translations..........................           --            --            --
                                                           -----------   -----------   -----------
Net realized and unrealized gains (losses) on
  investments............................................        3,069     2,437,412    (3,280,361)
                                                           -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.............................................  $42,016,175   $35,117,051   $ 5,147,392
                                                           ===========   ===========   ===========

                       See notes to financial statements.

                     TOTAL
        CORE         RETURN     HIGH YIELD                    VALUE &
        BOND          BOND         BOND        BALANCED        INCOME         VALUE
    ------------   ----------   -----------   -----------   ------------   -----------
    $100,030,761   $4,274,424   $38,194,970   $ 7,934,822   $  3,146,286   $   115,225
         155,926        4,540            --        63,334        659,690        21,987
              --       10,463       241,618     4,527,328     58,839,770       932,577
              --           --            --            --       (181,737)       (2,556)
    ------------   ----------   -----------   -----------   ------------   -----------
     100,186,687    4,289,427    38,436,588    12,525,484     62,464,009     1,067,233
    ------------   ----------   -----------   -----------   ------------   -----------
       7,179,850      292,277     2,501,348     1,750,841     14,430,364       271,289
         567,838       91,537       133,254       158,618        567,328        76,845
          36,820       32,463        29,353        30,210         40,597        32,396
          14,355          183         6,828         7,740         63,176           577
          17,791          714         3,836        79,138         28,511           492
          59,413        1,827        15,145        29,435        118,622         1,379
    ------------   ----------   -----------   -----------   ------------   -----------
       7,876,067      419,001     2,689,764     2,055,982     15,248,598       382,978
              --      (84,971)           --      (111,017)            --       (85,418)
    ------------   ----------   -----------   -----------   ------------   -----------
       7,876,067      334,030     2,689,764     1,944,965     15,248,598       297,560
    ------------   ----------   -----------   -----------   ------------   -----------
      92,310,620    3,955,397    35,746,824    10,580,519     47,215,411       769,673
    ------------   ----------   -----------   -----------   ------------   -----------
     (15,300,239)     326,862     4,415,516    17,865,917    237,630,133     3,727,354
      (2,724,944)          --            --            --             --            --
       8,144,851       15,462            --       (45,252)            --            --
         536,040       31,702            --        60,625             --            --
         264,388      (31,694)       (4,253)     (117,991)            --            --
         181,854      (63,335)   11,570,829    14,431,295    327,033,667     5,766,022
      (2,947,122)     (15,115)           --        21,196             --            --
        (136,174)       2,740            --         5,006             --            --
       1,503,739           --            --            --             --            --
       3,305,904           --            --            --             --            --
      (1,473,081)       6,996         2,243        50,342             --           (33)
    ------------   ----------   -----------   -----------   ------------   -----------
      (8,644,784)     273,618    15,984,335    32,271,138    564,663,800     9,493,343
    ------------   ----------   -----------   -----------   ------------   -----------
    $ 83,665,836   $4,229,015   $51,731,159   $42,851,657   $611,879,211   $10,263,016
    ============   ==========   ===========   ===========   ============   ===========

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      FOR THE YEAR ENDED DECEMBER 31, 2006

                                                           GROWTH &        EQUITY      AGGRESSIVE
                                                            INCOME         GROWTH        EQUITY
                                                         ------------   ------------   -----------
INVESTMENT INCOME (NOTE 2):
Interest income........................................  $    542,281   $  2,798,683   $   187,339
Securities lending income (net)........................       120,308        517,754        83,417
Dividend income........................................    19,598,532     23,943,252     2,103,310
Less: foreign withholding taxes........................       (57,498)      (230,565)      (17,764)
                                                         ------------   ------------   -----------
Total income...........................................    20,203,623     27,029,124     2,356,302
                                                         ------------   ------------   -----------
EXPENSES (NOTE 2):
Investment advisory fees...............................     6,951,959     15,649,351     2,893,873
Custody fees...........................................       268,010        438,759       101,985
Audit fees.............................................        33,204         37,980        28,001
Legal fees.............................................         7,219         16,014         2,341
Reports to shareholders................................        11,857         22,109         5,154
Other fees.............................................        48,244        100,337        21,111
                                                         ------------   ------------   -----------
Total expenses.........................................     7,320,493     16,264,550     3,052,465
Expenses reimbursed by the Advisor.....................            --             --       (46,094)
                                                         ------------   ------------   -----------
Net expenses...........................................     7,320,493     16,264,550     3,006,371
                                                         ------------   ------------   -----------
NET INVESTMENT INCOME (LOSS)...........................    12,883,130     10,764,574      (650,069)
                                                         ------------   ------------   -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  (NOTE 2):
Net realized gains (losses) on transactions from:
  Securities...........................................    90,273,462    151,657,940    27,520,364
  Swap contracts.......................................            --             --            --
  Futures..............................................       126,420             --            --
  Written options......................................            --             --            --
  Foreign currency transactions........................            --            893            --
Change in net unrealized appreciation (depreciation)
  on:
  Securities...........................................    26,080,459    (62,370,923)   (3,115,975)
  Futures..............................................        27,131             --            --
  Written options......................................            --             --            --
  Short sales..........................................            --             --            --
  Swap contracts.......................................            --             --            --
  Foreign currency translations........................            87             15            --
                                                         ------------   ------------   -----------
Net realized and unrealized gains (losses) on
  investments..........................................   116,507,559     89,287,925    24,404,389
                                                         ------------   ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...........................................  $129,390,689   $100,052,499   $23,754,320
                                                         ============   ============   ===========

                       See notes to financial statements.

            MID-CAP        MID-CAP       SMALL-CAP      SPECIAL       SMALL-CAP    INTERNATIONAL
             VALUE          GROWTH         VALUE         EQUITY        GROWTH         EQUITY
          ------------   ------------   -----------   ------------   -----------   -------------
          $  1,398,162   $    366,784   $   573,275   $  1,717,706   $   166,371   $  1,175,079
               102,487         79,893        70,393      1,062,342       183,022      1,204,108
            13,173,618        906,921     2,026,508     11,474,009       575,134     51,564,534
               (16,385)        (2,585)           --         (8,995)       (1,752)    (4,266,663)
          ------------   ------------   -----------   ------------   -----------   ------------
            14,657,882      1,351,013     2,670,176     14,245,062       922,775     49,677,058
          ------------   ------------   -----------   ------------   -----------   ------------
             5,255,372      2,197,122     1,958,558     10,061,755     1,316,369     14,074,761
               212,710         61,001        57,960        406,594       127,801      2,040,711
                26,168         24,536        24,354         34,542        24,120         41,733
                13,093          6,223         6,844         24,381        13,669         12,887
                22,761          2,534        20,403         58,095        71,100         16,282
                24,903         10,633         7,760         52,069        16,767         67,707
          ------------   ------------   -----------   ------------   -----------   ------------
             5,555,007      2,302,049     2,075,879     10,637,436     1,569,826     16,254,081
               (64,153)       (13,549)      (45,617)            --      (208,084)        (1,424)
          ------------   ------------   -----------   ------------   -----------   ------------
             5,490,854      2,288,500     2,030,262     10,637,436     1,361,742     16,252,657
          ------------   ------------   -----------   ------------   -----------   ------------
             9,167,028       (937,487)      639,914      3,607,626      (438,967)    33,424,401
          ------------   ------------   -----------   ------------   -----------   ------------
            62,499,240     15,761,237    20,567,140    138,381,086    (3,321,892)   212,988,414
                    --             --            --             --            --             --
                    --             --            --        303,934            --             --
                    --             --            --             --            --             --
                   234             --            --             --            --        617,122
            59,305,077    (10,452,049)   (1,285,523)    (3,739,450)   14,657,485    209,750,250
                    --             --            --        103,313            --             --
                    --             --            --             --            --             --
                    --             --            --             --            --             --
                    --             --            --             --            --             --
                    --             --            --              6            --         57,605
          ------------   ------------   -----------   ------------   -----------   ------------
           121,804,551      5,309,188    19,281,617    135,048,889    11,335,593    423,413,391
          ------------   ------------   -----------   ------------   -----------   ------------
          $130,971,579   $  4,371,701   $19,921,531   $138,656,515   $10,896,626   $456,837,792
          ============   ============   ===========   ============   ===========   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                         HIGH        INTERMEDIATE
                                                        MONEY           QUALITY       GOVERNMENT
                                                       MARKET            BOND            BOND
                                                   ---------------   -------------   -------------
FROM OPERATIONS:
Net investment income (loss).....................  $    42,013,106   $  32,679,639   $   8,427,753
Net realized gains (losses) on transactions from:
  Securities.....................................            3,069      (3,537,144)     (4,284,109)
  Swap contracts.................................               --              --              --
  Futures........................................               --              --              --
  Written options................................               --              --              --
  Foreign currency transactions..................               --              --              --
Change in net unrealized appreciation
  (depreciation) on:
  Securities.....................................               --       5,974,556       1,003,748
  Futures........................................               --              --              --
  Written options................................               --              --              --
  Short sales....................................               --              --              --
  Swap contracts.................................               --              --              --
  Foreign currency translations..................               --              --              --
                                                   ---------------   -------------   -------------
Net increase (decrease) in net assets resulting
  from operations................................       42,016,175      35,117,051       5,147,392
                                                   ---------------   -------------   -------------
FROM TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
Contributions....................................    3,826,219,117     473,191,503      61,946,831
Withdrawals......................................   (3,708,071,941)   (479,084,534)   (177,519,578)
                                                   ---------------   -------------   -------------
Net increase (decrease) in net assets resulting
  from transactions in investors' beneficial
  interests......................................      118,147,176      (5,893,031)   (115,572,747)
                                                   ---------------   -------------   -------------
Net increase (decrease) in net assets............      160,163,351      29,224,020    (110,425,355)
NET ASSETS:
Beginning of year................................      765,777,258     788,399,166     261,106,523
                                                   ---------------   -------------   -------------
End of year......................................  $   925,940,609   $ 817,623,186   $ 150,681,168
                                                   ===============   =============   =============

                       See notes to financial statements.

                       TOTAL
     CORE             RETURN          HIGH YIELD                            VALUE &
     BOND              BOND              BOND            BALANCED           INCOME             VALUE
---------------   ---------------   ---------------   ---------------   ---------------   ---------------



$   92,310,620     $  3,955,397      $  35,746,824     $  10,580,519    $    47,215,411   $       769,673



   (15,300,239)         326,862          4,415,516        17,865,917        237,630,133         3,727,354
    (2,724,944)              --                 --                --                 --                --
     8,144,851           15,462                 --           (45,252)                --                --
       536,040           31,702                 --            60,625                 --                --
       264,388          (31,694)            (4,253)         (117,991)                --                --



       181,854          (63,335)        11,570,829        14,431,295        327,033,667         5,766,022
    (2,947,122)         (15,115)                --            21,196                 --                --
      (136,174)           2,740                 --             5,006                 --                --
     1,503,739               --                 --                --                 --                --
     3,305,904               --                 --                --                 --                --
    (1,473,081)           6,996              2,243            50,342                 --               (33)
--------------     ------------      -------------     -------------    ---------------   ---------------



    83,665,836        4,229,015         51,731,159        42,851,657        611,879,211        10,263,016
--------------     ------------      -------------     -------------    ---------------   ---------------



   642,373,668       97,088,124        179,319,765        89,543,901        898,961,139        71,879,254
  (701,111,090)     (50,753,571)      (144,748,123)     (161,494,412)      (989,956,921)      (15,997,876)
--------------     ------------      -------------     -------------    ---------------   ---------------



   (58,737,422)      46,334,553         34,571,642       (71,950,511)       (90,995,782)       55,881,378
--------------     ------------      -------------     -------------    ---------------   ---------------
    24,928,414       50,563,568         86,302,801       (29,098,854)       520,883,429        66,144,394



 2,052,893,035       70,072,859        416,027,255       410,747,655      3,018,060,297        35,138,512
--------------     ------------      -------------     -------------    ---------------   ---------------
$2,077,821,449     $120,636,427      $ 502,330,056     $ 381,648,801    $ 3,538,943,726   $   101,282,906
==============     ============      =============     =============    ===============   ===============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      FOR THE YEAR ENDED DECEMBER 31, 2006

                                                       GROWTH &          EQUITY        AGGRESSIVE
                                                        INCOME           GROWTH          EQUITY
                                                    --------------   --------------   -------------
FROM OPERATIONS:
Net investment income (loss)......................  $   12,883,130   $   10,764,574   $    (650,069)
Net realized gains (losses) on transactions from:
  Securities......................................      90,273,462      151,657,940      27,520,364
  Swap contracts..................................              --               --              --
  Futures.........................................         126,420               --              --
  Written options.................................              --               --              --
  Foreign currency transactions...................              --              893              --
Change in net unrealized appreciation
  (depreciation) on:
  Securities......................................      26,080,459      (62,370,923)     (3,115,975)
  Futures.........................................          27,131               --              --
  Written options.................................              --               --              --
  Short sales.....................................              --               --              --
  Swap contracts..................................              --               --              --
  Foreign currency translations...................              87               15              --
                                                    --------------   --------------   -------------
Net increase (decrease) in net assets resulting
  from operations.................................     129,390,689      100,052,499      23,754,320
                                                    --------------   --------------   -------------
FROM TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
Contributions.....................................     289,738,820      619,135,082     140,452,458
In-Kind Transfer (Note 2O)........................              --               --              --
Withdrawals.......................................    (438,868,133)    (779,652,186)   (163,667,930)
                                                    --------------   --------------   -------------
Net increase (decrease) in net assets resulting
  from
  transactions in investors' beneficial
  interests.......................................    (149,129,313)    (160,517,104)    (23,215,472)
                                                    --------------   --------------   -------------
Net increase (decrease) in net assets.............     (19,738,624)     (60,464,605)        538,848
NET ASSETS:
Beginning of year.................................   1,178,758,869    2,587,382,061     382,129,060
                                                    --------------   --------------   -------------
End of year.......................................  $1,159,020,245   $2,526,917,456   $ 382,667,908
                                                    ==============   ==============   =============

                       See notes to financial statements.

             MID-CAP         MID-CAP       SMALL-CAP        SPECIAL        SMALL-CAP     INTERNATIONAL
              VALUE          GROWTH          VALUE           EQUITY          GROWTH          EQUITY
          -------------   -------------   ------------   --------------   ------------   --------------
          $   9,167,028   $    (937,487)  $    639,914   $    3,607,626   $   (438,967)  $   33,424,401
             62,499,240      15,761,237     20,567,140      138,381,086     (3,321,892)     212,988,414
                     --              --             --               --             --               --
                     --              --             --          303,934             --               --
                     --              --             --               --             --               --
                    234              --             --               --             --          617,122
             59,305,077     (10,452,049)    (1,285,523)      (3,739,450)    14,657,485      209,750,250
                     --              --             --          103,313             --               --
                     --              --             --               --             --               --
                     --              --             --               --             --               --
                     --              --             --               --             --               --
                     --              --             --                6             --           57,605
          -------------   -------------   ------------   --------------   ------------   --------------
                              4,371,701     19,921,531      138,656,515     10,896,626      456,837,792
            130,971,579
          -------------   -------------   ------------   --------------   ------------   --------------
            367,313,600     128,657,239     73,958,616      448,521,133     56,928,632      652,020,924
                     --              --             --      (80,105,926)            --               --
           (202,842,512)   (106,070,321)   (76,312,650)    (592,187,172)   (45,725,788)    (729,492,392)
          -------------   -------------   ------------   --------------   ------------   --------------
                             22,586,918     (2,354,034)    (223,771,965)    11,202,844      (77,471,468)
            164,471,088
          -------------   -------------   ------------   --------------   ------------   --------------
            295,442,667      26,958,619     17,567,497      (85,115,450)    22,099,470      379,366,324
            641,531,538     282,950,442    218,749,221    1,296,671,909    132,903,534    1,721,786,149
          -------------   -------------   ------------   --------------   ------------   --------------
          $ 936,974,205   $ 309,909,061   $236,316,718   $1,211,556,459   $155,003,004   $2,101,152,473
          =============   =============   ============   ==============   ============   ==============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                         HIGH        INTERMEDIATE
                                                        MONEY           QUALITY       GOVERNMENT
                                                       MARKET            BOND            BOND
                                                   ---------------   -------------   -------------
FROM OPERATIONS:
Net investment income (loss).....................  $    24,112,234   $  24,280,048   $   8,765,600
Net realized gains (losses) on transactions from:
  Securities.....................................           (1,321)     (3,873,615)     (4,498,062)
  Futures........................................               --              --              --
  Written options................................               --              --              --
  Foreign currency transactions..................               --              --              --
Change in net unrealized appreciation
  (depreciation) on:
  Securities.....................................               --      (5,794,902)       (713,722)
  Futures........................................               --              --              --
  Written options................................               --              --              --
  Short sales....................................               --              --              --
  Foreign currency translations..................               --              --              --
                                                   ---------------   -------------   -------------
Net increase (decrease) in net assets resulting
  from operations................................       24,110,913      14,611,531       3,553,816
                                                   ---------------   -------------   -------------
FROM TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
  Contributions..................................    3,000,861,945     394,658,991     134,271,687
  Withdrawals....................................   (3,068,547,985)   (311,465,734)   (133,221,631)
                                                   ---------------   -------------   -------------
Net increase (decrease) in net assets resulting
  from transactions in investors' beneficial
  interests......................................      (67,686,040)     83,193,257       1,050,056
                                                   ---------------   -------------   -------------
Net increase (decrease) in net assets............      (43,575,127)     97,804,788       4,603,872
NET ASSETS:
Beginning of year................................      809,352,385     690,594,378     256,502,651
                                                   ---------------   -------------   -------------
End of year......................................  $   765,777,258   $ 788,399,166   $ 261,106,523
                                                   ===============   =============   =============

---------------

(1) Commencement of Operations, May 6, 2005.

                       See notes to financial statements.

                              TOTAL
               CORE          RETURN                        VALUE &                        GROWTH &
               BOND          BOND(1)       BALANCED         INCOME        VALUE(1)         INCOME
          --------------   -----------   ------------   --------------   -----------   --------------

          $   73,863,332   $ 1,586,790   $  9,237,946   $   39,423,154   $   156,224   $   10,673,040

              (6,477,165)     (410,160)    25,146,537      256,256,688       262,769       61,012,020
               2,212,048        38,572        520,728               --            --          (61,117)
                 864,930        28,041        104,520               --            --               --
              (6,020,058)      112,407       (155,938)              --            --             (187)

             (26,483,597)      (26,456)   (13,066,904)    (101,548,512)      580,304        6,508,944
                 470,718        13,410       (125,867)              --            --          (23,415)
                 116,440            --             --               --            --               --
                (878,427)           --        (31,741)              --            --               --
               5,644,968         2,388        504,647               --            --             (711)
          --------------   -----------   ------------   --------------   -----------   --------------

              43,313,189     1,344,992     22,133,928      194,131,330       999,297       78,108,574
          --------------   -----------   ------------   --------------   -----------   --------------

             746,674,137    95,063,361    126,239,193      844,155,946    46,721,034      276,213,786
            (392,462,176)  (26,335,494)  (157,352,155)    (725,690,301)  (12,581,819)    (311,511,925)
          --------------   -----------   ------------   --------------   -----------   --------------

             354,211,961    68,727,867    (31,112,962)     118,465,645    34,139,215      (35,298,139)
          --------------   -----------   ------------   --------------   -----------   --------------
             397,525,150    70,072,859     (8,979,034)     312,596,975    35,138,512       42,810,435

           1,655,367,885            --    419,726,689    2,705,463,322            --    1,135,948,434
          --------------   -----------   ------------   --------------   -----------   --------------
          $2,052,893,035   $70,072,859   $410,747,655   $3,018,060,297   $35,138,512   $1,178,758,869
          ==============   ===========   ============   ==============   ===========   ==============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                         EQUITY          MID-CAP        MID-CAP
                                                         GROWTH           VALUE          GROWTH
                                                     --------------   -------------   ------------
FROM OPERATIONS:
Net investment income (loss).......................  $    8,012,738   $   6,538,965   $   (872,544)
Net realized gains (losses) on transactions from:
  Securities.......................................     106,473,301      58,473,413     16,182,706
  Futures..........................................              --              --             --
  Foreign currency transactions....................              --              --             --
Change in net unrealized appreciation
  (depreciation) on:
  Securities.......................................      60,565,829     (13,904,553)    17,077,446
  Futures..........................................              --              --             --
  Written options..................................              --              --             --
  Foreign currency translations....................            (108)             --             --
                                                     --------------   -------------   ------------
Net increase (decrease) in net assets resulting
  from operations..................................     175,051,760      51,107,825     32,387,608
                                                     --------------   -------------   ------------
FROM TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
  Contributions....................................     722,199,519     288,221,115    101,501,469
  Withdrawals......................................    (600,429,165)   (112,508,081)   (61,039,507)
                                                     --------------   -------------   ------------
Net increase (decrease) in net assets resulting
  from transactions in investors' beneficial
  interests........................................     121,770,354     175,713,034     40,461,962
                                                     --------------   -------------   ------------
Net increase (decrease) in net assets..............     296,822,114     226,820,859     72,849,570
NET ASSETS:
Beginning of year..................................   2,290,559,947     414,710,679    210,100,872
                                                     --------------   -------------   ------------
End of year........................................  $2,587,382,061   $ 641,531,538   $282,950,442
                                                     ==============   =============   ============

                       See notes to financial statements.

           SMALL-CAP        SPECIAL        SMALL-CAP      AGGRESSIVE      HIGH YIELD    INTERNATIONAL
             VALUE           EQUITY          GROWTH         EQUITY           BOND           EQUITY
          ------------   --------------   ------------   -------------   ------------   --------------

          $    196,879   $    1,169,845   $   (483,033)  $    (523,061)  $ 29,366,845   $   30,549,125

            10,466,324      150,782,575     17,043,638      25,848,657      2,376,419       79,654,574
                    --          180,475             --              --             --               --
                    --             (347)            --              --         88,320       (1,029,821)

           (18,234,057)     (26,525,774)   (14,455,154)      4,064,836    (18,982,146)      64,809,780
                    --         (137,225)            --              --             --               --
                    --               --             --              --             --               --
                    --              122             --              --             31         (260,276)
          ------------   --------------   ------------   -------------   ------------   --------------

            (7,570,854)     125,469,671      2,105,451      29,390,432     12,849,469      173,723,382
          ------------   --------------   ------------   -------------   ------------   --------------

            95,676,461      417,698,258     55,270,954     136,961,726    141,534,891      506,290,794
           (42,092,335)    (474,026,762)   (32,902,023)   (181,949,965)   (90,129,641)    (359,845,971)
          ------------   --------------   ------------   -------------   ------------   --------------

            53,584,126      (56,328,504)    22,368,931     (44,988,239)    51,405,250      146,444,823
          ------------   --------------   ------------   -------------   ------------   --------------
            46,013,272       69,141,167     24,474,382     (15,597,807)    64,254,719      320,168,205

           172,735,949    1,227,530,742    108,429,152     397,726,867    351,772,536    1,401,617,944
          ------------   --------------   ------------   -------------   ------------   --------------
          $218,749,221   $1,296,671,909   $132,903,534   $ 382,129,060   $416,027,255   $1,721,786,149
          ============   ==============   ============   =============   ============   ==============

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
               COMMERCIAL PAPER -- 44.4%
$ 24,200,000   Abbey National NA LLC,
                 5.24%, 03/19/07.............  $ 23,921,992
  35,920,000   Bank of America Corp.,
                 5.25%, 01/31/07.............    35,752,373
  34,610,000   Barclays US Funding LLC,
                 5.25%, 02/12/07.............    34,387,919
  16,920,000   Chariot Funding LLC -- 144A,
                 5.33%, 01/16/07.............    16,877,413
  17,910,000   Chariot Funding LLC -- 144A,
                 5.30%, 01/30/07.............    17,828,261
  33,420,000   Ciesco LLC -- 144A,
                 5.26%, 01/26/07.............    33,288,283
  37,660,000   Citigroup Funding, Inc.,
                 5.25%, 02/22/07.............    37,363,427
  29,860,000   HBOS Treasury Services PLC,
                 5.22%, 03/09/07.............    29,561,251
  21,400,000   ING (US) Funding LLC,
                 5.24%, 01/16/07.............    21,347,098
  36,280,000   JPMorgan Chase & Company,
                 5.23%, 03/13/07.............    35,895,241
  25,687,000   Jupiter Securitization Corp. --
                 144A,
                 5.24%, 03/05/07.............    25,444,204
  16,210,000   Old Line Funding Corp. --
                 144A,
                 5.25%, 01/10/07.............    16,183,997
  37,150,000   Sheffield Receivables -- 144A,
                 5.28%, 01/10/07.............    37,090,121
  19,360,000   The Bear Stearns Companies,
                 Inc.,
                 5.24%, 02/28/07.............    19,190,923
  17,990,000   The Bear Stearns Companies,
                 Inc.,
                 5.25%, 02/28/07.............    17,832,587
   8,910,000   Windmill Funding Corp. --
                 144A,
                 5.26%, 01/25/07.............     8,876,152
                                               ------------
               TOTAL COMMERCIAL PAPER (Cost
                 $410,841,242)...............   410,841,242
                                               ------------
               YANKEE CERTIFICATES OF DEPOSIT -- 15.5%
  24,880,000   Bank of Montreal,
                 5.31%, 01/22/07.............    24,880,000
  34,670,000   Calyon NY Branch,
                 5.34%, 05/04/07.............    34,670,000
  21,180,000   Royal Bank of Canada,
                 5.30%, 04/05/07.............    21,180,000
  36,700,000   Societe Generale NY Branch,
                 5.30%, 02/01/07.............    36,700,000
  26,370,000   UBS AG Stamford Branch,
                 5.31%, 01/05/07.............    26,370,000
                                               ------------
               TOTAL YANKEE CERTIFICATES OF
                 DEPOSIT (Cost
                 $143,800,000)...............   143,800,000
                                               ------------
               MEDIUM TERM CORPORATE NOTES -- 1.5%
  13,660,000   Greenwich Capital Holdings
                 FSG, Variable Rate,
                 5.29%, 02/13/07(1) (Cost
                 $13,660,000)................    13,660,000
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
               SHORT TERM US GOVERNMENT AGENCY
                 SECURITIES -- 6.5%
               FEDERAL HOME LOAN BANK -- 2.8%
$ 26,210,000   5.41%, 12/28/07...............  $ 26,210,000
                                               ------------
               FREDDIE MAC -- 3.7%
  33,900,000   4.93%, 01/18/07...............    33,811,795
                                               ------------
               TOTAL SHORT TERM US GOVERNMENT
                 AGENCY SECURITIES
                 (Cost $60,021,795)..........    60,021,795
                                               ------------
               SHORT TERM CORPORATE NOTES -- 15.9%
   5,790,000   American Express Bank FSB,
                 Variable Rate,
                 5.43%, 11/21/07(1)..........     5,795,724
  16,900,000   American Express Credit,
                 Series MTNB, Variable Rate,
                 5.45%, 04/05/07(1)..........    16,900,000
  10,440,000   Canadian Imperial Bank of
                 Commerce NY, Variable Rate,
                 5.33%, 09/21/07(1)..........    10,440,000
  34,000,000   Goldman Sachs Group LP --
                 144A, Series MTN, Variable
                 Rate,
                 5.47%, 09/14/07(1)..........    34,036,888
  32,730,000   HSBC Finance Corp., Series
                 MTN, Variable Rate,
                 5.41%, 06/01/07(1)..........    32,741,360
  14,000,000   Merrill Lynch & Company, Inc.,
                 Series MNT5, Variable Rate,
                 5.60%, 02/07/07(1)..........    14,000,000
  33,850,000   Morgan Stanley, Variable Rate,
                 5.38%, 02/02/07(1)..........    33,850,000
                                               ------------
               TOTAL SHORT TERM CORPORATE
                 NOTES (Cost $147,763,972)...   147,763,972
                                               ------------
               TOTAL SECURITIES (Cost
                 $776,087,009)...............   776,087,009
                                               ------------
               REPURCHASE AGREEMENTS -- 15.9%
  18,000,000   With Barclays Bank Agency
                 Mortgage, dated 12/29/06,
                 5.30%, due 01/02/07,
                 repurchase proceeds at
                 maturity $18,010,600
                 (Collateralized by Federal
                 Home Loan Bank, 5.19%, due
                 06/18/08, with a value of
                 $18,363,335)................    18,000,000
  27,640,000   With Credit Suisse Agency
                 Mortgage, dated 12/29/06,
                 5.32%, due 01/02/07,
                 repurchase proceeds at
                 maturity $27,656,338
                 (Collateralized by various
                 Fannie Maes, 4.00%-6.50%,
                 due 07/01/19-12/01/36, with
                 a total value of $28,194,059
                 and Freddie Mac Gold, 9.00%,
                 due 03/17/08, with a value
                 of $736)....................    27,640,000

                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
               REPURCHASE AGREEMENTS (CONTINUED)
$     56,245   With Investors Bank & Trust,
                 dated 12/29/06, 4.76%, due
                 01/02/07, repurchase
                 proceeds at maturity $56,275
                 (Collateralized by Small
                 Business Administration,
                 8.25%, due 09/25/28, with a
                 value of $59,058)...........  $     56,245
 101,810,000   With Warburg Dillon Reed,
                 dated 12/29/06, 5.31%, due
                 01/02/07, repurchase
                 proceeds at maturity
                 $101,870,068 (Collateralized
                 by various Fannie Maes,
                 5.50%-6.50%, due
                 10/01/08-10/01/36, with a
                 total value of $97,290,347
                 and Freddie Mac Gold, 5.50%,
                 due 06/01/36, with a value
                 of $6,556,116)..............   101,810,000
                                               ------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $147,506,245).........   147,506,245
                                               ------------
               Total Investments -- 99.7%
                 (Cost $923,593,254).........   923,593,254
               Other assets less
                 liabilities -- 0.3%.........     2,347,355
                                               ------------
               NET ASSETS -- 100.0%..........  $925,940,609
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2006 is $923,593,254.
---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 2.4%
              US TREASURY NOTES
$10,000,000   4.88%, 05/31/08(8).............  $  9,998,440
  9,500,000   5.00%, 07/31/08(8).............     9,518,563
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $19,508,234)...........    19,517,003
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 19.3%
              ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 12.6%
  5,400,000   Fannie Mae, Series 2003-32,
                Class PE,
                4.00%, 03/25/26..............     5,280,536
  1,674,851   Fannie Mae, Series 2003-34,
                Class GT,
                4.00%, 01/25/27..............     1,649,646
  1,405,456   Fannie Mae, Series 2003-46,
                Class PQ,
                3.00%, 06/25/19..............     1,399,333
  2,550,000   Fannie Mae, Series 2003-62,
                Class OD,
                3.50%, 04/25/26..............     2,456,761
  1,596,505   Fannie Mae, Series 2003-63,
                Class GU,
                4.00%, 07/25/33..............     1,571,369
  1,044,409   Fannie Mae, Series 2003-67,
                Class GL,
                3.00%, 01/25/25..............     1,021,243
  5,392,013   Fannie Mae, Series 2003-69,
                Class GJ,
                3.50%, 12/25/31..............     5,121,996
  3,819,569   Fannie Mae, Series 2003-92,
                Class KQ,
                3.50%, 06/25/23..............     3,747,167
  1,143,622   Fannie Mae, Series 2004-21,
                Class QA,
                4.00%, 11/25/17..............     1,136,789
  2,974,914   Fannie Mae, Series 2004-70,
                Class DN,
                4.00%, 12/25/29..............     2,856,360
  5,547,799   Fannie Mae, Series 2004-80,
                Class LG,
                4.00%, 10/25/16..............     5,418,061
  6,621,529   Federal Home Loan Bank, Series
                00-0582, Class H,
                4.75%, 10/25/10..............     6,577,694
  4,657,848   Federal Home Loan Bank, Series
                1Y-9009, Class A,
                4.06%, 08/25/09..............     4,531,213
  2,415,300   Federal Home Loan Bank, Series
                3Q-9009, Class 1,
                3.92%, 09/25/09..............     2,349,109
  8,228,486   Freddie Mac, Series 2416, Class
                PE,
                6.00%, 10/15/21..............     8,320,982
  1,216,040   Freddie Mac, Series 2454, Class
                BG,
                6.50%, 08/15/31..............     1,224,807

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              ASSET BACKED: MORTGAGE AND HOME EQUITY
                (CONTINUED)
$ 2,236,039   Freddie Mac, Series 2614, Class
                JA,
                3.76%, 03/15/29..............  $  2,144,523
  5,820,982   Freddie Mac, Series 2625, Class
                JD,
                3.25%, 07/15/17..............     5,487,983
  5,202,571   Freddie Mac, Series 2627, Class
                KP,
                2.87%, 12/15/16..............     4,901,504
  5,982,138   Freddie Mac, Series 2630, Class
                HC,
                4.00%, 01/15/17..............     5,797,149
  5,800,000   Freddie Mac, Series 2631, Class
                CD,
                4.00%, 10/15/26..............     5,630,305
  5,980,713   Freddie Mac, Series 2637,
                Class A,
                3.38%, 03/15/18..............     5,625,746
  4,592,442   Freddie Mac, Series 2672, Class
                HA,
                4.00%, 09/15/16..............     4,444,250
  2,483,811   Freddie Mac, Series 2760, Class
                EA,
                4.50%, 04/15/13..............     2,465,057
  2,057,812   Freddie Mac, Series 2782, Class
                HE,
                4.00%, 09/15/17..............     1,981,826
  4,634,447   Freddie Mac, Series 3056, Class
                AP,
                5.50%, 01/15/27..............     4,646,755
  5,650,000   Government National Mortgage
                Association, Series 2006-67,
                Class A,
                3.95%, 11/16/30..............     5,508,753
                                               ------------
                                                103,296,917
                                               ------------
              ASSET BACKED: US GOVERNMENT AGENCIES -- 0.6%
  5,000,000   Student Loan Marketing
                Association Student Loan
                Trust -- 144A, Series 2003-4,
                Class A5B,
                3.39%, 03/15/33..............     4,836,325
                                               ------------
              FANNIE MAE -- 3.0%
  7,000,000   3.00%, 03/02/07................     6,975,177
  3,800,000   5.00%, 09/15/08................     3,797,306
    700,586   PL# 254062, 6.00%, 10/01/11....       706,807
  1,670,129   PL# 254754, 4.50%, 05/01/10....     1,643,368
  2,438,903   PL# 254758, 4.50%, 06/01/13....     2,390,316
  1,221,393   PL# 254805, 5.00%, 06/01/13....     1,211,311
  2,350,065   PL# 254807, 5.00%, 07/01/13....     2,330,664
    612,106   PL# 323743, 5.00%, 04/01/14....       605,717
    349,999   PL# 429168, 6.00%, 05/01/13....       355,576
    189,128   PL# 50903, 6.00%, 09/01/08.....       189,625

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$   261,911   PL# 50973, 6.00%, 01/01/09.....  $    262,600
    372,572   PL# 517699, 6.00%, 07/01/14....       378,454
  1,141,735   PL# 545038, 6.00%, 09/01/14....     1,159,637
  2,649,752   PL# 555154, 5.50%, 12/01/22....     2,638,466
    134,664   PL# 609771, 6.00%, 09/01/08....       135,037
                                               ------------
                                                 24,780,061
                                               ------------
              FEDERAL HOME LOAN BANK -- 1.5%
  7,500,000   4.00%, 04/25/07................     7,472,820
  4,883,950   Series 6T-9009,
                3.84%, 11/25/09..............     4,724,398
                                               ------------
                                                 12,197,218
                                               ------------
              FREDDIE MAC -- 0.6%
  4,555,000   4.25%, 02/28/07................     4,548,468
                                               ------------
              FREDDIE MAC GOLD -- 0.8%
    137,124   PL# E00532, 6.50%, 02/01/13....       140,270
    238,871   PL# E00542, 6.50%, 04/01/13....       244,374
    648,278   PL# E00676, 5.50%, 06/01/14....       650,797
    990,704   PL# E89557, 5.50%, 04/01/17....       992,698
  3,471,186   PL# G40426, 5.50%, 03/01/11....     3,496,215
    808,486   PL# M90802, 4.00%, 03/01/08....       798,840
                                               ------------
                                                  6,323,194
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 0.2%
  1,840,044   PL# 436708, 5.75%, 12/15/22....     1,857,248
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $160,257,557)..........   157,839,431
                                               ------------
              CORPORATE BONDS AND NOTES -- 76.3%
              BANKS -- 8.7%
  5,000,000   American Express Bank FSB,
                Series BKNT, Floating Rate,
                5.41%, 06/22/09(3)...........     5,004,160
  4,700,000   American Express Centurion
                Bank, Series BKNT,
                4.38%, 07/30/09..............     4,618,403
  4,330,000   Bank of America Corp.,
                7.13%, 03/01/09..............     4,491,002
  1,375,000   Bank of America Corp.,
                7.80%, 02/15/10..............     1,477,526
  6,000,000   Bank of Montreal-Chicago,
                7.80%, 04/01/07..............     6,031,464
  4,600,000   Bank of Scotland -- 144A
                (United Kingdom),
                3.50%, 11/30/07..............     4,525,558
 13,100,000   Bank One Corp.,
                2.63%, 06/30/08..............    12,601,898
  2,650,000   BankBoston NA, Series BKNT,
                6.38%, 04/15/08..............     2,684,636

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)
$ 2,000,000   HBOS Treasury Services PLC --
                144A (United Kingdom),
                3.75%, 09/30/08..............  $  1,948,422
  3,025,000   National City Bank, Series
                BKNT,
                4.25%, 01/29/10..............     2,931,192
  3,630,000   US Bank NA, Series BKNT,
                4.13%, 03/17/08..............     3,572,675
  3,125,000   Wachovia Corp.,
                5.63%, 12/15/08..............     3,141,734
  7,000,000   Wachovia Corp., Floating Rate,
                5.44%, 07/20/07(3)...........     7,006,384
  3,000,000   Wells Fargo & Company,
                4.20%, 01/15/10..............     2,924,640
  8,500,000   Wells Fargo & Company, Floating
                Rate,
                5.43%, 03/23/10(2)...........     8,513,235
                                               ------------
                                                 71,472,929
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 1.3%
  6,675,000   International Lease Finance
                Corp.,
                6.38%, 03/15/09..............     6,822,217
  4,000,000   International Lease Finance
                Corp.,
                4.75%, 07/01/09..............     3,953,412
                                               ------------
                                                 10,775,629
                                               ------------
              FINANCIAL SERVICES -- 8.7%
  2,050,000   Caterpillar Financial Services
                Corp., Series MTND,
                9.50%, 02/06/07..............     2,054,395
  2,900,000   Caterpillar Financial Services
                Corp., Series MTNF,
                3.10%, 05/15/07..............     2,876,063
  5,000,000   Citigroup, Inc.,
                3.50%, 02/01/08..............     4,911,305
  8,472,000   Citigroup, Inc.,
                4.63%, 08/03/10..............     8,327,060
  8,155,000   Credit Suisse First Boston USA,
                Inc.,
                4.70%, 06/01/09..............     8,078,017
  1,000,000   General Electric Capital Corp.,
                Series MTNA,
                8.70%, 03/01/07..............     1,004,968
  2,500,000   General Electric Capital Corp.,
                Series MTNA,
                4.00%, 06/15/09..............     2,435,588
  1,500,000   Goldman Sachs Group, Inc.,
                4.50%, 06/15/10..............     1,469,264
  8,000,000   Goldman Sachs Group, Inc.,
                Series MTNB, Floating Rate,
                5.77%, 10/07/11(2)...........     8,092,224
  8,060,000   Lehman Brothers Holdings, Inc.,
                7.00%, 02/01/08..............     8,198,341
  2,750,000   Lehman Brothers Holdings, Inc.,
                Series MTNG,
                3.95%, 11/10/09..............     2,659,954

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$ 7,775,000   Merrill Lynch & Company, Inc.,
                Series MTNC,
                4.83%, 10/27/08..............  $  7,728,622
  6,000,000   Merrill Lynch & Company, Inc.,
                Series MTNC,
                4.13%, 01/15/09..............     5,882,046
  2,425,000   Morgan Stanley,
                3.63%, 04/01/08..............     2,376,641
  2,354,000   Morgan Stanley,
                3.88%, 01/15/09..............     2,296,612
  2,750,000   The Bear Stearns Companies,
                Inc.,
                2.88%, 07/02/08..............     2,657,804
                                               ------------
                                                 71,048,904
                                               ------------
              INSURANCE -- 2.5%
 10,000,000   MetLife Global Funding I --
                144A, Series MTN,
                5.75%, 07/25/11..............    10,199,770
  2,500,000   New York Life Global
                Funding -- 144A,
                3.88%, 01/15/09..............     2,433,953
  5,000,000   New York Life Global
                Funding -- 144A, Floating
                Rate,
                5.43%, 02/26/07(2)...........     5,001,225
  2,785,000   Prudential Financial, Inc.,
                Series MTN,
                3.75%, 05/01/08..............     2,720,034
                                               ------------
                                                 20,354,982
                                               ------------
              MACHINERY -- 0.3%
  2,000,000   Caterpillar, Inc.,
                7.25%, 09/15/09..............     2,101,170
                                               ------------
              MANUFACTURING -- 0.6%
  4,700,000   Siemens Financiering NV -- 144A
                (the Netherlands), Floating
                Rate,
                5.42%, 08/14/09(2)...........     4,703,520
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 0.6%
  2,525,000   Abbott Laboratories,
                3.50%, 02/17/09..............     2,444,644
  2,500,000   Abbott Laboratories,
                5.38%, 05/15/09..............     2,516,215
                                               ------------
                                                  4,960,859
                                               ------------
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES, AUTOMOTIVE EQUIPMENT AND
                REPAIRS -- 14.8%
  4,500,000   Bay View Auto Trust, Series
                2005-LJ1, Class A4,
                4.09%, 05/25/12..............     4,408,001
  2,500,000   BMW Vehicle Owner Trust, Series
                2006-A, Class A4,
                5.07%, 08/25/11..............     2,494,207

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES, AUTOMOTIVE EQUIPMENT AND REPAIRS
                (CONTINUED)
$ 3,000,000   Capital Auto Receivables Asset
                Trust, Series 2005-1, Class
                A4,
                4.05%, 07/15/09..............  $  2,980,921
  2,669,033   Capital One Auto Finance Trust,
                Series 2005-A, Class A3,
                4.28%, 07/15/09..............     2,660,471
  2,000,000   Capital One Auto Finance Trust,
                Series 2005-BSS, Class A3,
                4.08%, 11/15/09..............     1,991,091
  1,962,802   Capital One Auto Finance Trust,
                Series 2005-C, Class A3,
                4.61%, 07/15/10..............     1,955,984
  3,500,000   Capital One Prime Auto
                Receivables Trust, Series
                2004-3, Class A4,
                3.69%, 06/15/10..............     3,429,904
  3,149,387   Capital One Prime Auto
                Receivables Trust, Series
                2006-1, Class A2,
                5.04%, 11/15/08..............     3,148,785
  4,500,000   Carmax Auto Owner Trust, Series
                2004-2, Class A4,
                3.46%, 09/15/11..............     4,406,917
  3,100,000   Carmax Auto Owner Trust, Series
                2005-2, Class A4,
                4.34%, 09/15/10..............     3,051,382
    696,082   Chase Manhattan Auto Owner
                Trust, Series 2004-A, Class
                CTFS,
                2.58%, 09/15/10..............       681,880
  3,500,000   Chase Manhattan Auto Owner
                Trust, Series 2005-A, Class
                CTFS,
                4.04%, 04/15/11..............     3,457,069
  2,000,000   Chase Manhattan Auto Owner
                Trust, Series 2006-A, Class
                A4,
                5.36%, 01/15/13..............     2,012,181
  2,500,000   Chase Manhattan Auto Owner
                Trust, Series 2006-A, Class
                CTFS,
                5.47%, 01/15/13..............     2,509,377
  3,200,000   Chase Manhattan Auto Owner
                Trust, Series 2006-B, Class
                A4,
                5.11%, 04/15/14..............     3,207,717
  7,500,000   Fifth Third Auto Trust, Series
                2004-A, Class A4,
                3.70%, 10/20/11..............     7,401,262
  2,250,000   Ford Credit Auto Owner Trust,
                Series 2005-B, Class B,
                4.64%, 04/15/10..............     2,232,630
  1,000,000   Ford Credit Auto Owner Trust,
                Series 2005-B, Class C,
                4.83%, 08/15/10..............       995,067
  2,400,000   Ford Credit Auto Owner Trust,
                Series 2005-C, Class A3,
                4.30%, 08/15/09..............     2,380,373

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES, AUTOMOTIVE EQUIPMENT AND REPAIRS
                (CONTINUED)
$ 3,600,000   Ford Credit Auto Owner Trust,
                Series 2005-C, Class B,
                4.52%, 09/15/10..............  $  3,550,900
  4,348,597   Ford Credit Auto Owner Trust,
                Series 2006-A, Class A2A,
                5.04%, 09/15/08..............     4,347,192
  1,722,067   Franklin Auto Trust, Series
                2003-1, Class A4,
                2.27%, 05/20/11..............     1,704,086
    526,974   Franklin Auto Trust, Series
                2004-1, Class A2,
                3.57%, 03/16/09..............       526,072
  2,439,591   Harley-Davidson Motorcycle
                Trust, Series 2004-1, Class
                A2,
                2.53%, 11/15/11..............     2,381,583
  5,000,000   Hertz Vehicle Financing LLC --
                144A, Series 2005-2A, Class
                A2,
                4.93%, 02/25/10..............     4,973,738
  2,000,000   Hertz Vehicle Financing LLC --
                144A, Series 2005-2A, Class
                A4,
                5.01%, 02/25/11..............     1,993,558
  4,500,000   Honda Auto Receivables Owner
                Trust, Series 2006-1, Class
                A3,
                5.07%, 02/18/10..............     4,494,931
  3,000,000   Hyundai Auto Receivables Trust,
                Series 2006-B, Class B,
                5.19%, 05/15/13..............     3,001,698
  3,500,000   Long Beach Auto Receivables
                Trust, Series 2005-B, Class
                A3,
                4.41%, 05/15/10..............     3,476,842
  1,686,778   Long Beach Auto Receivables
                Trust, Series 2006-A, Class
                A2,
                5.36%, 11/15/09..............     1,687,769
    116,828   National City Auto Receivables
                Trust, Series 2004-A, Class
                A3,
                2.11%, 07/15/08..............       116,750
  4,000,000   Nissan Auto Receivables Owner
                Trust, Series 2006-B, Class
                A2,
                5.18%, 08/15/08..............     4,000,398
  3,250,000   Onyx Acceptance Owner Trust,
                Series 2005-A, Class A4,
                3.91%, 09/15/11..............     3,195,028
  9,600,000   Susquehanna Auto Lease
                Trust -- 144A, Series 2005-1,
                Class A3,
                4.43%, 06/16/08..............     9,539,825
  2,000,000   Susquehanna Auto Lease
                Trust -- 144A, Series 2005-1,
                Class B,
                4.71%, 07/14/08..............     1,984,700
  3,000,000   Susquehanna Auto Lease
                Trust -- 144A, Series 2005-1,
                Class C,
                5.09%, 11/14/08..............     2,974,643
  3,500,458   WFS Financial Owner Trust,
                Series 2004-1, Class A4,
                2.81%, 08/22/11..............     3,443,358

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES, AUTOMOTIVE EQUIPMENT AND REPAIRS
                (CONTINUED)
$ 4,419,084   World Omni Auto Receivables
                Trust, Series 2006-A, Class
                A2,
                5.05%, 10/15/08..............  $  4,419,369
  4,550,000   World Omni Auto Receivables
                Trust, Series 2006-B, Class
                A4,
                5.12%, 06/15/12..............     4,556,552
                                               ------------
                                                121,774,211
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 5.3%
  8,000,000   Cabela's Master Credit Card
                Trust -- 144A, Series
                2006-3A, Class A1,
                5.26%, 10/15/14..............     8,061,250
  7,000,000   Capital One Multi-Asset
                Execution Trust, Series
                2006-A6, Class A6,
                5.30%, 02/18/14..............     7,081,435
  6,435,000   Citibank Credit Card Issuance
                Trust, Series 2004-A1, Class
                A1,
                2.55%, 01/20/09..............     6,429,991
  8,000,000   Citibank Credit Card Issuance
                Trust, Series 2006-A4, Class
                A4,
                5.45%, 05/10/13..............     8,113,471
  1,925,000   Citibank Credit Card Issuance
                Trust, Series 2006-B2, Class
                B2,
                5.15%, 03/07/11..............     1,922,633
  2,385,000   Discover Card Master Trust I,
                Series 2002-2, Class A,
                5.15%, 10/15/09..............     2,386,014
  1,550,000   Discover Card Master Trust I,
                Series 2002-2, Class B,
                5.45%, 10/15/09..............     1,550,318
  8,000,000   GE Capital Credit Card Master
                Note Trust, Series 2006-1,
                Class A,
                5.08%, 09/15/12..............     8,015,258
                                               ------------
                                                 43,560,370
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 5.8%
  1,388,022   Caterpillar Financial Asset
                Trust, Series 2004-A, Class
                A3,
                3.13%, 01/26/09..............     1,377,860
  5,000,000   Caterpillar Financial Asset
                Trust, Series 2005-A, Class
                A4,
                4.10%, 06/25/10..............     4,928,601
  3,000,000   Caterpillar Financial Asset
                Trust, Series 2006-A, Class
                B,
                5.71%, 06/25/12..............     3,045,849
  2,524,309   Community Program Loan Trust,
                Series 1987-A, Class A4,
                4.50%, 10/01/18..............     2,485,422

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCIAL SERVICES
                (CONTINUED)
$ 6,398,023   Greenwich Capital Commercial
                Funding Corp., Series
                2005-GG5, Class A1,
                4.79%, 04/10/37..............  $  6,341,235
  6,821,102   Greenwich Capital Commercial
                Funding Corp., Series
                2006-GG7, Class A1,
                5.74%, 12/10/10..............     6,914,323
  1,171,308   Morgan Stanley Capital I,
                Series 2003-T11, Class A1,
                3.26%, 06/13/41..............     1,144,773
    995,125   Morgan Stanley Capital I,
                Series 2004-T13, Class A1,
                2.85%, 09/13/45..............       967,670
  6,435,459   Morgan Stanley Capital I,
                Series 2005-HQ5, Class A1,
                4.52%, 01/14/42..............     6,352,342
  2,443,250   Morgan Stanley Capital I,
                Series 2005-HQ6, Class A1,
                4.65%, 08/13/42..............     2,411,621
  4,949,613   Morgan Stanley Capital I,
                Series 2006-HQ10, Class A1,
                5.13%, 11/12/41..............     4,935,414
  4,337,648   Morgan Stanley Capital I,
                Series 2006-IQ11, Class A1,
                5.55%, 10/15/42..............     4,362,077
  2,007,165   Public Service New Hampshire
                Funding LLC, Series 2001-1,
                Class A2,
                5.73%, 11/01/10..............     2,018,005
                                               ------------
                                                 47,285,192
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 13.5%
  2,186,048   American General Mortgage Loan
                Trust, Series 2006-1, Class
                A1,
                5.75%, 12/25/35..............     2,183,492
    880,240   Banc of America Commercial
                Mortgage, Inc., Series
                2002-2, Class A1,
                3.37%, 07/11/43..............       874,943
  1,677,118   Banc of America Commercial
                Mortgage, Inc., Series
                2003-2, Class A1,
                3.41%, 03/11/41..............     1,639,246
  5,000,000   Banc of America Commercial
                Mortgage, Inc., Series
                2006-4, Class A2,
                5.52%, 07/10/46..............     5,057,559
    751,806   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 1998-C1, Class A1,
                6.34%, 06/16/30..............       753,496
    270,068   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 1999-C1, Class A1,
                5.91%, 02/14/31..............       270,298

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   789,254   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2001-TOP4, Class A1,
                5.06%, 11/15/16..............  $    785,386
  2,038,521   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2002-PBW1, Class A1,
                3.97%, 11/11/35..............     1,991,183
  1,390,123   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2004-PWR5, Class A1,
                3.76%, 07/11/42..............     1,356,970
  1,699,296   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2005-PWR9, Class A1,
                4.50%, 09/11/42..............     1,672,485
  3,678,090   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2006-T22, Class A1,
                5.42%, 04/12/38..............     3,692,181
  3,571,688   Citigroup/Deutsche Bank
                Commercial Mortgage Trust,
                Series 2005-CD1, Class A1,
                5.05%, 07/15/44..............     3,554,980
  1,164,835   Commercial Mortgage Pass-
                Through Certificates, Series
                2004-LB2A, Class A1,
                2.96%, 03/10/39..............     1,136,596
  4,378,468   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2001-CP4, Class A2,
                5.87%, 12/15/35..............     4,387,343
  1,874,403   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2003-C3, Class A1,
                2.08%, 05/15/38..............     1,827,328
  1,236,744   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2004-C1, Class A1,
                2.25%, 01/15/37..............     1,219,146
    406,607   GE Capital Commercial Mortgage
                Corp., Series 2001-3, Class
                A1,
                5.56%, 06/10/38..............       409,347
  5,507,915   GE Capital Commercial Mortgage
                Corp., Series 2002-1A, Class
                A2,
                5.99%, 12/10/35..............     5,588,595
  3,394,725   GE Capital Commercial Mortgage
                Corp., Series 2002-3A, Class
                A1,
                4.23%, 12/10/37..............     3,323,502
  1,693,528   GE Capital Commercial Mortgage
                Corp., Series 2004-C3, Class
                A1,
                3.75%, 07/10/39..............     1,659,234
  1,797,290   GE Capital Commercial Mortgage
                Corp., Series 2005-C1, Class
                A1,
                4.01%, 06/10/48..............     1,761,698

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 2,034,795   GMAC Mortgage Corp. Loan Trust,
                Series 2004-GH1, Class A2,
                4.39%, 12/25/25..............  $  2,016,001
    774,126   Interstar Millennium Trust,
                Series 2003-3G, Class A2
                (Australia), Floating Rate,
                5.62%, 09/27/35(2)...........       776,575
  1,315,642   Interstar Millennium Trust,
                Series 2004-2G, Class A
                (Australia), Floating Rate,
                5.56%, 03/14/36(2)...........     1,318,883
    715,241   JPMorgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2002-C2, Class A1,
                4.33%, 12/12/34..............       698,988
  3,530,240   JPMorgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2005-LDP4, Class A1,
                4.61%, 10/15/42..............     3,491,819
  1,173,412   LB-UBS Commercial Mortgage
                Trust, Series 2003-C1, Class
                A1,
                2.72%, 03/15/27..............     1,147,936
  1,850,000   LB-UBS Commercial Mortgage
                Trust, Series 2003-C1, Class
                A2,
                3.32%, 03/15/27..............     1,807,970
  2,095,049   LB-UBS Commercial Mortgage
                Trust, Series 2003-C3, Class
                A1,
                2.60%, 05/15/27..............     2,039,198
  3,000,000   LB-UBS Commercial Mortgage
                Trust, Series 2003-C5, Class
                A2,
                3.48%, 07/15/27..............     2,919,997
  1,054,214   LB-UBS Commercial Mortgage
                Trust, Series 2004-C8, Class
                A1,
                3.94%, 12/15/29..............     1,037,741
    842,632   LB-UBS Commercial Mortgage
                Trust, Series 2005-C5, Class
                A1,
                4.74%, 09/15/40..............       834,972
  4,243,132   LB-UBS Commercial Mortgage
                Trust, Series 2005-C7, Class
                A1,
                4.99%, 11/15/30..............     4,222,613
  7,526,944   Nomura Home Equity Loan, Inc.,
                Series 2006-AF1, Class A1,
                6.03%, 10/25/36..............     7,515,184
  2,300,000   Permanent Financing PLC, Series
                7, Class 2A (United Kingdom),
                Floating Rate,
                5.39%, 09/10/14(2)...........     2,300,585
  3,000,000   Popular ABS Mortgage Pass-
                Through Trust, Series 2005-3,
                Class AF3,
                4.44%, 07/25/35..............     2,952,675

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 6,297,034   Structured Adjustable Rate
                Mortgage Loan, Series
                2005-23, Class 1A3,
                5.45%, 01/25/36..............  $  6,287,379
  6,567,682   Structured Adjustable Rate
                Mortgage Loan, Series 2006-1,
                Class 5A1,
                5.25%, 02/25/36..............     6,527,169
  2,922,893   Wachovia Bank Commercial
                Mortgage Trust, Series
                2003-4, Class A1,
                3.00%, 04/15/35..............     2,858,822
  7,810,039   Washington Mutual Mortgage
                Pass-Through Certificates,
                WMALT Series 2005-8, Class
                1A8,
                5.50%, 10/25/35..............     7,810,438
  1,708,639   Wells Fargo Mortgage Backed
                Securities Trust, Series
                2003-11, Class 1A1,
                3.50%, 10/25/18..............     1,680,784
  5,139,504   Wells Fargo Mortgage Backed
                Securities Trust, Series
                2005-9, Class 1A1,
                4.75%, 10/25/35..............     5,061,383
                                               ------------
                                                110,452,120
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 7.0%
  5,000,000   ALG Student Loan Trust -- 144A,
                Series 2006-1A, Class A1,
                Floating Rate,
                5.39%, 10/28/18(2)...........     5,003,625
  1,089,122   Bear Stearns Asset Backed
                Securities, Inc., Series
                2003-AC3, Class A1,
                4.00%, 07/25/33..............     1,065,959
  3,388,368   California Infrastructure PG&E
                Corp., Series 1997-1, Class
                A8,
                6.48%, 12/26/09..............     3,415,922
    215,883   CIT Equipment Collateral,
                Series 2004-VT1, Class A3,
                2.20%, 03/20/08..............       215,191
  7,170,000   CIT Equipment Collateral,
                Series 2006-VT1, Class A3,
                5.13%, 12/21/09..............     7,165,463
    758,213   CIT RV Trust, Series 1998-A,
                Class A5,
                6.12%, 11/15/13..............       758,838
  1,997,562   CNH Equipment Trust, Series
                2004-A, Class A3B,
                2.94%, 10/15/08..............     1,984,182
  3,000,000   CNH Equipment Trust, Series
                2006-B, Class B,
                5.36%, 06/17/13..............     3,015,311
  1,596,462   Connecticut RRB Special Purpose
                Trust CL&P1, Series 2001-1,
                Class A3,
                5.73%, 03/30/09..............     1,598,389

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: OTHER (CONTINUED)
$ 1,598,460   Crusade Global Trust, Series
                2004-2, Class A1 (Australia),
                Floating Rate,
                5.51%, 11/19/37(2)...........  $  1,601,015
  5,500,000   GE Equipment Midticket LLC,
                Series 2006-1, Class A2,
                5.10%, 05/15/09..............     5,492,368
  3,248,313   Goal Capital Funding Trust,
                Series 2006-1, Class A1,
                Floating Rate,
                5.37%, 08/25/20(2)...........     3,251,006
  3,750,000   Great America Leasing
                Receivables -- 144A, Series
                2006-1, Class A3,
                5.34%, 01/15/10..............     3,754,250
  7,000,000   John Deere Owner Trust, Series
                2006-A, Class A3,
                5.38%, 07/15/10..............     7,023,424
  2,524,929   Marlin Leasing Receivables
                LLC -- 144A, Series 2005-1A,
                Class A2,
                4.49%, 01/15/08..............     2,521,509
  3,501,000   Marlin Leasing Receivables
                LLC -- 144A, Series 2006-1A,
                Class A4,
                5.33%, 09/16/13..............     3,499,906
  2,461,375   Nelnet Student Loan Corp.,
                Series 2001-A, Class A1,
                5.76%, 07/01/12..............     2,473,918
    801,669   PBG Equipment Trust, Series 1A,
                Class A,
                6.27%, 01/20/12..............       802,665
  2,400,000   Providian Gateway Master
                Trust -- 144A, Series
                2004-FA, Class A,
                3.65%, 11/15/11..............     2,365,126
                                               ------------
                                                 57,008,067
                                               ------------
              PRIVATE ASSET BACKED: TRANSPORTATION -- 0.9%
  2,150,000   E-Trade RV and Marine Trust,
                Series 2004-1, Class A3,
                3.62%, 10/08/18..............     2,074,189
  4,750,879   Railcar Leasing LLC, Series 1,
                Class A2,
                7.13%, 01/15/13..............     4,942,838
                                               ------------
                                                  7,017,027
                                               ------------
              PRIVATE ASSET BACKED: UTILITIES -- 0.2%
  1,601,700   PECO Energy Transition Trust,
                Series 1999-A, Class A6,
                6.05%, 03/01/09..............     1,604,743
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.1%
  8,575,000   Sprint Capital Corp.,
                7.63%, 01/30/11..............     9,189,287
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES -- 5.0%
$ 6,725,000   Alabama Power Company, Series
                G,
                5.38%, 10/01/08..............  $  6,727,273
  5,125,000   Consolidated Edison Company of
                New York, Inc.,
                4.70%, 06/15/09..............     5,068,348
  2,900,000   Dominion Resources, Inc.,
                4.13%, 02/15/08..............     2,857,474
  8,170,000   Exelon Generation Company LLC,
                6.95%, 06/15/11..............     8,615,037
  1,625,000   FirstEnergy Corp., Series B,
                6.45%, 11/15/11..............     1,696,328
  3,195,000   Northern States Power
                Company -- Minnesota,
                6.88%, 08/01/09..............     3,309,231
  5,200,000   Northern States Power
                Company -- Wisconsin,
                7.64%, 10/01/08..............     5,385,942
  6,664,000   Ohio Edison,
                4.00%, 05/01/08..............     6,541,995
    450,000   Xcel Energy, Inc.,
                3.40%, 07/01/08..............       436,981
                                               ------------
                                                 40,638,609
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $628,297,566)..........   623,947,619
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 0.5%
  4,000,000   Province of Ontario (Canada),
                5.50%, 10/01/08 (Cost
                $4,111,482)..................     4,024,572
                                               ------------
              MUNICIPAL BONDS -- 0.8%
              TEXAS
  6,350,000   Brazos Texas Higher Education
                Authority, Revenue Bond,
                Series A-5,
                4.91%, 12/01/40
                (Cost $6,281,539)............     6,321,933
                                               ------------
              SECURITIES LENDING COLLATERAL -- 1.0%
  8,411,400   Securities Lending Collateral
                Investment (Note 4)
                (Cost $8,411,400)............     8,411,400
                                               ------------
              TOTAL SECURITIES
                (Cost $826,867,778)..........   820,061,958
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 1.1%
$ 8,819,366   With Investors Bank and Trust,
                dated 12/29/06, 4.76%, due
                01/02/07, repurchase proceeds
                at maturity $8,824,031
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                5.85%, due 03/25/33, with a
                value of $9,260,334)
                (Cost $8,819,366)............  $  8,819,366
                                               ------------
              Total Investments -- 101.4%
                (Cost $835,687,144)..........   828,881,324
              Liabilities less other
                assets -- (1.4)%.............   (11,258,138)
                                               ------------
              NET ASSETS -- 100.0%...........  $817,623,186
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2006 is $835,687,144.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $  1,255,281
    Gross unrealized depreciation..........    (8,061,101)
                                             ------------
    Net unrealized depreciation............  $ (6,805,820)
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 30.8%
              US TREASURY NOTES
$ 6,640,000   4.00%, 06/15/09(8).............  $  6,527,691
 15,472,000   3.63%, 07/15/09................    15,068,892
  5,844,000   4.88%, 05/31/11(8).............     5,886,007
  5,675,000   4.63%, 10/31/11(8).............     5,656,159
 11,013,000   4.88%, 02/15/12(8).............    11,117,117
  2,144,000   5.13%, 05/15/16(8).............     2,209,075
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $46,460,908)...........    46,464,941
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 53.5%
              FANNIE MAE -- 42.2%
 21,670,000   3.88%, 07/15/08................    21,294,762
 20,241,000   6.00%, 05/15/11................    21,095,777
  6,869,000   5.25%, 09/15/16................     7,006,407
  1,377,938   PL# 783602, Variable Rate,
                4.88%, 04/01/35(1)...........     1,360,497
  2,659,401   PL# 819657, Variable Rate,
                4.84%, 03/01/35(1)...........     2,625,208
  3,743,434   PL# 820406,
                5.00%, 04/01/20..............     3,681,351
    320,060   PL# 821139,
                5.00%, 05/01/20..............       314,752
  2,104,944   PL# 833731,
                5.00%, 07/01/20..............     2,070,035
  2,562,623   PL# 841029, Variable Rate,
                5.09%, 10/01/35(1)...........     2,556,624
  1,241,290   PL# 903374, Variable Rate,
                5.54%, 10/01/36(1)...........     1,248,316
    242,992   PL# 905549,
                5.00%, 11/01/21..............       238,932
                                               ------------
                                                 63,492,661
                                               ------------
              FEDERAL HOME LOAN BANK -- 5.7%
  5,580,000   4.13%, 04/18/08................     5,510,947
  3,100,000   5.40%, 12/11/08................     3,090,474
                                               ------------
                                                  8,601,421
                                               ------------
              FREDDIE MAC -- 5.6%
    454,473   PL# 1G1232, Variable Rate,
                5.57%, 10/01/36(1)...........       457,268
  3,866,498   PL# 1G1286, Variable Rate,
                5.58%, 11/01/36(1)...........     3,890,639
  2,964,993   PL# 1G1319, Variable Rate,
                5.61%, 11/01/36(1)...........     2,979,771
  1,167,766   PL# 1K1226, Variable Rate,
                5.26%, 02/01/36(1)...........     1,162,689
                                               ------------
                                                  8,490,367
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $80,502,874).................  $ 80,584,449
                                               ------------
              CORPORATE BONDS AND NOTES -- 10.4%
              PRIVATE ASSET BACKED: MORTGAGE
                AND HOME EQUITY
$ 1,044,000   Ameriquest Mortgage Securities,
                Inc., Series 2003-IA1, Class
                A4,
                4.97%, 11/25/33..............     1,032,491
  1,284,000   Banc of America Commercial
                Mortgage, Inc., Series
                2005-6, Class A4, Variable
                Rate,
                5.18%, 09/10/47(1)...........     1,276,667
  1,489,000   Citigroup Commercial Mortgage
                Trust, Series 2004-C2, Class
                A5,
                4.73%, 10/15/41..............     1,435,351
  2,044,000   Citigroup/Deutsche Bank
                Commercial Mortgage Trust,
                Series 2006-CD2, Class A2,
                5.41%, 01/15/46..............     2,057,420
  1,380,000   Citigroup/Deutsche Bank
                Commercial Mortgage Trust,
                Series 2006-CD2, Class A4,
                Variable Rate,
                5.36%, 01/15/46(1)(8)........     1,388,853
  2,588,000   Commercial Mortgage Pass-
                Through Certificates, Series
                2005-C6, Class A5A,
                5.12%, 06/10/44..............     2,553,199
  2,627,000   JPMorgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2005-LDP3, Class A4A,
                4.94%, 08/15/42..............     2,555,353
  1,241,000   JPMorgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2006-LDP9, Class A3,
                5.34%, 05/15/47..............     1,237,151
  1,317,000   Merrill Lynch/Countrywide
                Commercial Mortgage Trust,
                Series 2006-4, Class A3,
                5.17%, 12/12/49..............     1,298,885
    792,000   Renaissance Home Equity Loan
                Trust, Series 2006-2, Class
                AF3,
                5.80%, 08/25/36..............       796,458
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $15,704,564)...........    15,631,828
                                               ------------

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 3.8%
              FANNIE MAE -- 2.9%
$ 2,503,000   5.17%, 01/17/07................  $  2,496,106
  1,849,000   5.13%, 01/22/07................     1,842,940
                                               ------------
                                                  4,339,046
                                               ------------
              FREDDIE MAC -- 0.9%
    141,000   Series RB,
                5.15%, 01/18/07..............       140,617
  1,249,000   Series RB,
                5.15%, 02/01/07..............     1,243,109
                                               ------------
                                                  1,383,726
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES
                (Cost $5,722,772)............     5,722,772
                                               ------------
              SECURITIES LENDING COLLATERAL -- 19.5%
 29,452,986   Securities Lending Collateral
                Investment (Note 4)
                (Cost $29,452,986)...........    29,452,986
                                               ------------
              Total Investments -- 118.0%
                (Cost $177,844,104)..........   177,856,976
              Liabilities less other
                assets -- (18.0)%............   (27,175,808)
                                               ------------
              NET ASSETS -- 100.0%...........  $150,681,168
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2006 is $177,870,337.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation.............  $318,728
    Gross unrealized depreciation.............  (332,089)
                                                --------
    Net unrealized depreciation...............  $(13,361)
                                                ========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2006

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US TREASURY SECURITIES -- 6.3%
               US TREASURY BONDS -- 0.3%
$  4,500,000   6.25%, 08/15/23.............  $    5,180,980
     390,000   4.50%, 02/15/36(8)..........         370,988
                                             --------------
                                                  5,551,968
                                             --------------
               US TREASURY INFLATION INDEX -- 1.7%
  10,084,783   2.00%, 07/15/14.............       9,791,306
   5,163,864   2.50%, 07/15/16.............       5,204,612
  22,308,950   2.00%, 01/15/26.............      20,987,859
                                             --------------
                                                 35,983,777
                                             --------------
               US TREASURY NOTES -- 3.3%
  44,045,000   4.88%, 08/15/16.............      44,585,256
  25,690,000   4.63%, 11/15/16.............      25,529,463
                                             --------------
                                                 70,114,719
                                             --------------
               US TREASURY STRIPS -- 1.0%
  12,125,000   Zero coupon, 11/15/21.......       5,842,480
  38,580,000   Zero coupon, 11/15/27.......      13,988,683
                                             --------------
                                                 19,831,163
                                             --------------
               TOTAL US TREASURY SECURITIES
                 (Cost $131,972,814).......     131,481,627
                                             --------------
               US GOVERNMENT AGENCY SECURITIES -- 54.3%
               ASSET BACKED: MORTGAGE AND HOME
                 EQUITY -- 6.7%
  52,887,921   Fannie Mae IO Strips, Series
                 360, Class 2,
                 5.00%, 08/01/35...........      12,786,327
  24,524,658   Fannie Mae IO Strips, Series
                 378, Class 4,
                 5.00%, 11/01/35...........       5,907,742
   2,428,778   Fannie Mae, Series 1999-7,
                 Class AB,
                 6.00%, 03/25/29...........       2,453,246
   8,956,387   Fannie Mae, Series 2003-35,
                 Class TE,
                 5.00%, 05/25/18...........       8,776,391
   5,014,015   Fannie Mae, Series 2004-101,
                 Class AR,
                 5.50%, 01/25/35...........       5,031,834
   6,204,838   Fannie Mae, Series 2004-60,
                 Class LB,
                 5.00%, 04/25/34...........       6,095,740
   7,294,548   Fannie Mae, Series 2004-99,
                 Class A0,
                 5.50%, 01/25/34...........       7,278,202
  14,488,082   Fannie Mae, Series 2005-47,
                 Class PA,
                 5.50%, 09/25/24...........      14,489,692
   6,803,850   Fannie Mae, Series 2005-51,
                 Class TA,
                 5.50%, 12/25/33...........       6,796,720
   4,285,196   Fannie Mae, Series 2005-57,
                 Class PA,
                 5.50%, 05/25/27...........       4,290,645

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               ASSET BACKED: MORTGAGE AND HOME EQUITY
                 (CONTINUED)
$    251,416   Fannie Mae, Series 2005-70,
                 Class NA,
                 5.50%, 08/25/35...........  $      251,739
   9,124,887   Fannie Mae, Series 2005-80,
                 Class PB,
                 5.50%, 04/25/30...........       9,153,255
   6,043,824   Freddie Mac, Series 2825,
                 Class VP,
                 5.50%, 06/15/15...........       6,078,073
   4,281,049   Freddie Mac, Series 2877,
                 Class PA,
                 5.50%, 07/15/33...........       4,290,267
   8,549,496   Freddie Mac, Series 2927,
                 Class BA,
                 5.50%, 10/15/33...........       8,580,283
  13,431,634   Freddie Mac, Series 2984,
                 Class NA,
                 5.50%, 04/15/26...........      13,461,467
   6,338,003   Freddie Mac, Series 2996,
                 Class MK,
                 5.50%, 06/15/35...........       6,361,755
  16,075,394   Freddie Mac, Series 3138,
                 Class PA,
                 5.50%, 02/15/27...........      16,122,744
                                             --------------
                                                138,206,122
                                             --------------
               ASSET BACKED: US GOVERNMENT AGENCIES -- 0.2%
   1,971,854   Small Business
                 Administration, Series
                 2002-P10B, Class I,
                 5.20%, 08/01/12...........       1,977,634
   2,334,847   Small Business
                 Administration, Series
                 2004-P10A,
                 4.50%, 02/10/14...........       2,265,693
                                             --------------
                                                  4,243,327
                                             --------------
               FANNIE MAE -- 37.8%
  25,850,000   2.71%, 01/30/07.............      25,801,066
  14,090,000   2.35%, 04/05/07.............      13,990,341
  25,000,000   4.38%, 12/17/07.............      24,804,575
  14,550,000   7.25%, 01/15/10.............      15,490,206
  14,850,000   4.63%, 06/01/10.............      14,689,783
   4,100,000   5.25%, 08/01/12.............       4,124,871
  10,200,000   4.63%, 05/01/13.............       9,899,753
     308,153   PL# 252571,
                 7.00%, 07/01/29...........         317,786
       4,961   PL# 252716,
                 7.00%, 09/01/29...........           5,116
       1,172   PL# 253264,
                 7.00%, 05/01/30...........           1,207
       1,024   PL# 253346,
                 7.50%, 06/01/30...........           1,066
      14,708   PL# 253479,
                 7.00%, 10/01/30...........          15,149

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$     35,274   PL# 253990,
                 7.00%, 09/01/16...........  $       36,276
      27,105   PL# 254008,
                 7.00%, 10/01/31...........          27,901
     377,257   PL# 254346,
                 6.50%, 06/01/32...........         386,022
     323,998   PL# 254406,
                 6.50%, 08/01/32...........         331,526
      15,545   PL# 255032,
                 5.50%, 12/01/18...........          15,585
     210,668   PL# 255950,
                 6.00%, 09/01/15...........         213,899
     632,684   PL# 256137,
                 6.00%, 02/01/16...........         642,386
     699,549   PL# 256335,
                 6.00%, 07/01/16...........         710,277
     936,989   PL# 323842,
                 5.50%, 07/01/14...........         941,290
      51,533   PL# 323967,
                 7.00%, 10/01/29...........          53,144
   2,505,382   PL# 357327,
                 5.00%, 01/01/18...........       2,471,569
       5,056   PL# 492742,
                 7.00%, 05/01/29...........           5,214
       5,001   PL# 503916,
                 7.50%, 06/01/29...........           5,221
       2,218   PL# 508415,
                 7.00%, 08/01/29...........           2,287
      12,444   PL# 515946,
                 7.00%, 10/01/29...........          12,833
         443   PL# 524164,
                 7.00%, 11/01/29...........             457
     114,176   PL# 524657,
                 7.00%, 01/01/30...........         117,596
      24,299   PL# 526053,
                 7.00%, 12/01/29...........          25,059
         519   PL# 527717,
                 7.50%, 01/01/30...........             542
       7,960   PL# 528107,
                 7.00%, 02/01/30...........           8,209
       1,312   PL# 531092,
                 7.50%, 10/01/29...........           1,370
      11,281   PL# 531497,
                 7.00%, 02/01/30...........          11,619
       6,490   PL# 531735,
                 7.00%, 02/01/30...........           6,684
         951   PL# 533841,
                 7.50%, 12/01/30...........             991
      25,355   PL# 535030,
                 7.00%, 12/01/29...........          26,148
      37,886   PL# 535103,
                 7.00%, 01/01/15...........          38,997
       9,652   PL# 535159,
                 7.00%, 02/01/30...........           9,954

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$     44,591   PL# 535195,
                 7.00%, 03/01/30...........  $       45,985
      14,759   PL# 535277,
                 7.00%, 04/01/30...........          15,220
     462,065   PL# 535675,
                 7.00%, 01/01/16...........         475,312
       1,013   PL# 535722,
                 7.00%, 02/01/31...........           1,043
       6,812   PL# 535723,
                 7.00%, 02/01/31...........           7,016
       1,583   PL# 535811,
                 6.50%, 04/01/31...........           1,621
     104,794   PL# 535880,
                 7.00%, 02/01/31...........         108,013
       1,523   PL# 540211,
                 7.50%, 06/01/30...........           1,586
       5,978   PL# 542999,
                 7.50%, 08/01/30...........           6,227
     105,078   PL# 545194,
                 7.00%, 08/01/31...........         108,160
     128,892   PL# 545249,
                 5.50%, 10/01/16...........         129,302
     655,811   PL# 545298,
                 5.50%, 11/01/16...........         657,899
       6,863   PL# 545363,
                 5.50%, 11/01/16...........           6,885
   2,529,706   PL# 545411,
                 5.50%, 01/01/17...........       2,537,760
      32,394   PL# 545477,
                 7.00%, 03/01/32...........          33,334
     255,184   PL# 545759,
                 6.50%, 07/01/32...........         261,112
     995,336   PL# 545760,
                 6.50%, 07/01/32...........       1,018,461
     187,213   PL# 545762,
                 6.50%, 07/01/32...........         191,563
      34,694   PL# 545815,
                 7.00%, 07/01/32...........          35,712
      66,613   PL# 548822,
                 7.00%, 08/01/30...........          68,609
      42,108   PL# 549659,
                 7.00%, 02/01/16...........          43,304
      14,812   PL# 549962,
                 7.00%, 10/01/30...........          15,256
      47,103   PL# 549975,
                 7.00%, 10/01/30...........          48,514
       5,755   PL# 550440,
                 7.00%, 02/01/16...........           5,918
          38   PL# 550544,
                 7.50%, 09/01/30...........              39
      52,915   PL# 554493,
                 7.00%, 10/01/30...........          54,500
     288,057   PL# 555114,
                 5.50%, 12/01/17...........         288,834

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$     33,781   PL# 555144,
                 7.00%, 10/01/32...........  $       34,799
     446,607   PL# 555254,
                 6.50%, 01/01/33...........         457,357
     256,926   PL# 555798,
                 6.50%, 05/01/33...........         263,110
       1,614   PL# 558362,
                 7.50%, 11/01/30...........           1,681
         606   PL# 558519,
                 7.50%, 11/01/30...........             631
       5,894   PL# 559277,
                 7.00%, 10/01/30...........           6,071
      40,977   PL# 559313,
                 7.00%, 12/01/30...........          42,205
       1,281   PL# 559741,
                 7.50%, 01/01/31...........           1,333
      26,145   PL# 560384,
                 7.00%, 11/01/30...........          26,928
       1,453   PL# 560596,
                 7.50%, 01/01/31...........           1,513
       2,854   PL# 561678,
                 7.50%, 12/01/30...........           2,973
       1,496   PL# 564080,
                 7.50%, 12/01/30...........           1,558
      11,005   PL# 564183,
                 7.00%, 12/01/30...........          11,335
       1,738   PL# 564529,
                 7.50%, 12/01/30...........           1,811
      13,765   PL# 566658,
                 7.00%, 02/01/31...........          14,169
      92,463   PL# 572453,
                 5.50%, 04/01/16...........          92,758
       6,429   PL# 575285,
                 7.50%, 03/01/31...........           6,691
       7,155   PL# 579161,
                 6.50%, 04/01/31...........           7,327
     509,090   PL# 580165,
                 5.50%, 09/01/16...........         510,711
      14,348   PL# 580179,
                 7.00%, 10/01/16...........          14,756
         704   PL# 580377,
                 7.50%, 04/01/31...........             733
      57,505   PL# 580515,
                 5.50%, 04/01/16...........          57,688
       9,686   PL# 584811,
                 7.00%, 05/01/31...........           9,971
     136,831   PL# 585248,
                 7.00%, 06/01/31...........         140,929
     227,882   PL# 589120,
                 5.50%, 11/01/16...........         228,608
       1,132   PL# 589405,
                 7.50%, 06/01/31...........           1,178
      10,299   PL# 589893,
                 7.00%, 06/01/31...........          10,601

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$      4,698   PL# 592129,
                 7.50%, 06/01/31...........  $        4,890
       8,358   PL# 596895,
                 6.50%, 07/01/31...........           8,559
      11,790   PL# 598125,
                 7.00%, 09/01/16...........          12,124
      11,173   PL# 602148,
                 5.50%, 09/01/16...........          11,208
      72,252   PL# 604517,
                 5.50%, 11/01/16...........          72,482
       8,605   PL# 606551,
                 6.50%, 10/01/31...........           8,813
       3,086   PL# 606600,
                 7.00%, 10/01/31...........           3,177
      52,931   PL# 607386,
                 5.50%, 11/01/16...........          53,099
      76,460   PL# 607493,
                 5.50%, 11/01/16...........          76,703
      22,477   PL# 610128,
                 7.00%, 10/01/31...........          23,136
     208,812   PL# 610579,
                 5.50%, 12/01/16...........         209,477
      20,192   PL# 611323,
                 7.00%, 10/01/16...........          20,766
      31,309   PL# 612071,
                 5.50%, 11/01/16...........          31,409
     200,511   PL# 614506,
                 5.50%, 11/01/16...........         201,150
   2,025,582   PL# 619054,
                 5.50%, 02/01/17...........       2,031,048
       6,337   PL# 622119,
                 6.50%, 01/01/32...........           6,489
     254,431   PL# 624035,
                 6.50%, 01/01/32...........         261,031
      12,723   PL# 629236,
                 6.50%, 02/01/32...........          13,018
     751,252   PL# 631321,
                 5.50%, 02/01/17...........         753,279
      59,543   PL# 631606,
                 5.50%, 03/01/17...........          59,703
      51,877   PL# 632269,
                 7.00%, 05/01/32...........          53,398
       8,397   PL# 634563,
                 6.50%, 03/01/32...........           8,592
      61,221   PL# 634949,
                 7.00%, 05/01/32...........          62,996
     272,966   PL# 635164,
                 6.50%, 08/01/32...........         279,308
       2,514   PL# 644932,
                 6.50%, 07/01/32...........           2,572
       5,591   PL# 647556,
                 7.00%, 01/01/30...........           5,766
     520,622   PL# 648795,
                 6.50%, 08/01/32...........         532,718

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$    184,903   PL# 650206,
                 5.50%, 01/01/18...........  $      185,402
      71,219   PL# 650291,
                 6.50%, 07/01/32...........          72,874
      36,988   PL# 650891,
                 6.50%, 07/01/32...........          37,848
     263,716   PL# 651649,
                 6.50%, 08/01/32...........         269,843
   1,105,321   PL# 652127,
                 6.50%, 06/01/32...........       1,131,001
       3,511   PL# 663353,
                 6.50%, 09/01/32...........           3,593
      41,270   PL# 664188,
                 5.50%, 09/01/17...........          41,382
      73,920   PL# 664194,
                 5.50%, 09/01/17...........          74,119
     468,004   PL# 670402,
                 6.50%, 06/01/32...........         478,877
     219,503   PL# 675314,
                 5.50%, 12/01/17...........         220,096
     330,499   PL# 676800,
                 5.50%, 01/01/18...........         331,391
     498,693   PL# 679631,
                 5.50%, 02/01/18...........         499,801
       8,932   PL# 681343,
                 5.50%, 02/01/18...........           8,952
     415,138   PL# 683199,
                 5.50%, 02/01/18...........         416,060
   3,546,627   PL# 684231,
                 5.00%, 01/01/18...........       3,498,761
   5,868,984   PL# 687889,
                 5.50%, 03/01/33...........       5,810,992
     908,105   PL# 688521,
                 5.00%, 03/01/18...........         895,026
     940,755   PL# 691189,
                 6.50%, 09/01/36...........         958,786
     925,064   PL# 694200,
                 4.50%, 05/01/18...........         895,336
       5,630   PL# 694372,
                 6.50%, 11/01/32...........           5,761
     319,971   PL# 694380,
                 5.00%, 03/01/18...........         315,362
      87,126   PL# 695925,
                 5.50%, 05/01/18...........          87,319
   1,519,444   PL# 701161,
                 4.50%, 04/01/18...........       1,469,853
      10,972   PL# 701236,
                 5.50%, 05/01/18...........          10,996
   4,964,418   PL# 703443,
                 5.00%, 05/01/18...........       4,892,917
       9,305   PL# 708637,
                 5.50%, 06/01/18...........           9,325
     602,043   PL# 711636,
                 4.50%, 05/01/18...........         582,394

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$  5,037,919   PL# 711997,
                 4.50%, 09/01/18...........  $    4,873,492
   2,433,472   PL# 720317,
                 5.00%, 07/01/18...........       2,398,424
      15,616   PL# 725071,
                 5.50%, 12/01/18...........          15,651
   9,524,033   PL# 725162,
                 6.00%, 02/01/34...........       9,607,310
  19,224,694   PL# 725206,
                 5.50%, 02/01/34...........      19,034,731
      13,484   PL# 725269,
                 5.50%, 03/01/19...........          13,520
     250,223   PL# 725407,
                 6.50%, 01/01/34...........         256,245
     351,958   PL# 725418,
                 6.50%, 05/01/34...........         360,429
   5,494,169   PL# 725519,
                 5.50%, 05/01/19...........       5,508,998
   5,603,021   PL# 725704,
                 6.00%, 08/01/34...........       5,652,013
  13,201,351   PL# 725717,
                 4.00%, 08/01/19...........      12,445,637
  12,272,367   PL# 725946,
                 5.50%, 11/01/34...........      12,144,633
      16,690   PL# 732724,
                 5.50%, 08/01/18...........          16,727
   4,892,630   PL# 735454,
                 5.50%, 11/01/18...........       4,905,835
  29,322,883   PL# 735504,
                 6.00%, 04/01/35...........      29,599,636
   1,319,338   PL# 735611,
                 5.50%, 03/01/20...........       1,322,899
 113,873,722   PL# 735989,
                 5.50%, 02/01/35...........     112,771,912
     180,715   PL# 738632,
                 5.00%, 11/01/18...........         178,112
      11,432   PL# 741355,
                 5.50%, 10/01/18...........          11,458
   5,884,156   PL# 743575,
                 5.00%, 11/01/18...........       5,799,408
  10,923,627   PL# 745140,
                 5.00%, 11/01/35...........      10,552,819
  13,671,814   PL# 745193,
                 5.50%, 06/01/20...........      13,708,713
  25,596,387   PL# 745412,
                 5.50%, 12/01/35...........      25,329,973
  22,950,397   PL# 745832,
                 6.00%, 04/01/21...........      23,299,145
   6,451,709   PL# 745833,
                 6.00%, 01/01/21...........       6,554,504
     603,946   PL# 748257,
                 4.50%, 10/01/18...........         584,234
       6,592   PL# 748655,
                 6.50%, 09/01/33...........           6,732

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$      2,801   PL# 749118,
                 5.50%, 11/01/18...........  $        2,807
      17,980   PL# 749153,
                 5.50%, 11/01/18...........          18,019
      10,529   PL# 753643,
                 5.50%, 11/01/18...........          10,553
      20,066   PL# 755167,
                 5.50%, 11/01/18...........          20,110
     152,209   PL# 757687,
                 5.50%, 07/01/34...........         150,624
      13,898   PL# 759423,
                 5.50%, 01/01/19...........          13,912
      12,025   PL# 761018,
                 5.50%, 12/01/18...........          12,052
      36,510   PL# 761808,
                 5.50%, 05/01/18...........          36,609
     531,674   PL# 766312,
                 5.50%, 03/01/19...........         532,223
     257,243   PL# 768313,
                 5.50%, 01/01/19...........         257,814
     232,291   PL# 781889,
                 5.50%, 03/01/17...........         233,030
   6,666,666   PL# 806549, Variable Rate,
                 4.57%, 01/01/35(1)........       6,609,379
   1,472,454   PL# 826273,
                 6.00%, 07/01/20...........       1,492,420
   1,835,733   PL# 831361,
                 5.50%, 03/01/21...........       1,836,039
      82,846   PL# 831500,
                 6.00%, 05/01/16...........          84,117
   5,668,160   PL# 831511,
                 6.00%, 06/01/16...........       5,755,086
     935,720   PL# 849239,
                 5.50%, 01/01/21...........         935,847
   9,676,693   PL# 850867, Variable Rate,
                 5.64%, 01/01/36(1)........       9,693,921
     980,801   PL# 870770,
                 6.50%, 07/01/36...........         999,600
     924,126   PL# 880770,
                 5.50%, 05/01/21...........         924,280
     124,254   PL# 881578,
                 5.50%, 05/01/21...........         124,275
     942,584   PL# 885071,
                 5.50%, 05/01/21...........         942,741
     928,697   PL# 887841,
                 6.50%, 09/01/36...........         946,497
   7,653,886   PL# 891814,
                 6.50%, 07/01/36...........       7,800,586
   2,991,286   PL# 892817,
                 6.50%, 08/01/36...........       3,048,619
     984,058   PL# 892970,
                 6.50%, 09/01/36...........       1,002,920
     997,154   PL# 892975,
                 6.50%, 09/01/36...........       1,016,266

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$    967,111   PL# 893596,
                 6.50%, 09/01/36...........  $      985,647
     928,594   PL# 893628,
                 6.50%, 09/01/36...........         946,392
     955,508   PL# 893833,
                 6.50%, 10/01/36...........         973,822
     997,409   PL# 894979,
                 6.50%, 09/01/36...........       1,016,526
   1,994,893   PL# 894985,
                 6.50%, 09/01/36...........       2,033,129
     991,300   PL# 895303,
                 6.50%, 09/01/36...........       1,010,300
     971,908   PL# 900290,
                 6.50%, 09/01/36...........         990,536
     968,460   PL# 900340,
                 6.50%, 09/01/36...........         987,022
     947,360   PL# 900961,
                 6.50%, 09/01/36...........         965,518
     929,093   PL# 901110,
                 6.50%, 09/01/36...........         946,900
   3,000,000   TBA,
                 4.50%, 01/01/22...........       2,894,064
  40,900,000   TBA,
                 5.00%, 01/01/22...........      40,209,813
  96,400,000   TBA,
                 5.50%, 01/01/22...........      96,400,001
  24,000,000   TBA,
                 6.00%, 01/01/22...........      24,337,488
  23,000,000   TBA,
                 5.00%, 01/01/37...........      22,209,375
  32,000,000   TBA,
                 5.50%, 01/01/37...........      31,630,016
  46,000,000   TBA,
                 6.00%, 01/01/37...........      46,316,251
   7,000,000   TBA,
                 6.50%, 01/01/37...........       7,133,434
                                             --------------
                                                784,811,333
                                             --------------
               FEDERAL HOME LOAN BANK -- 0.9%
  18,840,000   4.00%, 02/01/08.............      18,608,701
                                             --------------
               FREDDIE MAC -- 2.8%
  16,800,000   4.75%, 06/28/12.............      16,640,131
   5,648,266   PL# 1B2853, Variable Rate,
                 4.29%, 04/01/35(1)........       5,539,770
  11,834,930   PL# 1G1119, Variable Rate,
                 4.76%, 09/01/35(1)........      11,600,572
   8,775,000   PL# 1G2555, Variable Rate,
                 6.04%, 11/01/36(1)........       8,866,182
  15,850,000   Series MTN,
                 5.00%, 12/14/18...........      15,510,794
                                             --------------
                                                 58,157,449
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FREDDIE MAC GOLD -- 4.9%
$    255,840   PL# A32037,
                 5.00%, 03/01/35...........  $      247,021
      27,299   PL# A38585,
                 5.50%, 10/01/35...........          27,011
     427,133   PL# B10307,
                 4.50%, 10/01/18...........         412,791
     522,608   PL# B11431,
                 4.50%, 12/01/18...........         505,061
   3,740,099   PL# B11446,
                 5.00%, 12/01/18...........       3,683,934
      51,178   PL# B13285,
                 4.50%, 04/01/19...........          49,396
     725,469   PL# B14218,
                 4.50%, 05/01/19...........         700,198
   1,048,108   PL# B14518,
                 4.50%, 01/01/20...........       1,011,598
   1,620,163   PL# B17118,
                 4.50%, 11/01/19...........       1,563,727
      23,892   PL# B17892,
                 4.50%, 10/01/19...........          23,090
     799,661   PL# B19028,
                 4.50%, 03/01/20...........         771,061
   4,960,677   PL# B19043,
                 4.50%, 03/01/20...........       4,783,262
      24,866   PL# B19177,
                 4.50%, 05/01/20...........          23,977
     979,219   PL# B19187,
                 4.50%, 04/01/20...........         944,198
     194,293   PL# B19188,
                 4.50%, 05/01/20...........         187,344
     208,885   PL# B19272,
                 4.50%, 05/01/20...........         201,415
     539,041   PL# B19621,
                 5.00%, 07/01/20...........         529,787
   1,053,583   PL# C01271,
                 6.50%, 12/01/31...........       1,078,625
   3,208,528   PL# C57150,
                 6.00%, 05/01/31...........       3,243,016
       4,078   PL# C67653,
                 7.00%, 06/01/32...........           4,194
      56,452   PL# C67868,
                 7.00%, 06/01/32...........          58,053
      14,038   PL# C67999,
                 7.00%, 06/01/32...........          14,436
     114,798   PL# C68001,
                 7.00%, 06/01/32...........         118,052
     145,637   PL# C90229,
                 7.00%, 08/01/18...........         150,947
      21,283   PL# E00570,
                 6.00%, 09/01/13...........          21,602
     452,074   PL# E00592,
                 6.00%, 12/01/13...........         458,937
      22,021   PL# E00720,
                 6.00%, 07/01/14...........          22,358

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FREDDIE MAC GOLD (CONTINUED)
$     21,504   PL# E01007,
                 6.00%, 08/01/16...........  $       21,825
      70,734   PL# E01095,
                 6.00%, 01/01/17...........          71,782
     440,471   PL# E01490,
                 5.00%, 11/01/18...........         433,921
     856,931   PL# E01538,
                 5.00%, 12/01/18...........         844,082
      32,240   PL# E01638,
                 4.00%, 04/01/19...........          30,395
      28,620   PL# E69171,
                 6.00%, 02/01/13...........          29,059
      24,351   PL# E73319,
                 6.00%, 11/01/13...........          24,724
      35,143   PL# E73769,
                 6.00%, 12/01/13...........          35,681
      18,917   PL# E75990,
                 6.00%, 04/01/14...........          19,196
      29,306   PL# E76341,
                 6.00%, 04/01/14...........          29,748
      50,657   PL# E76730,
                 6.00%, 05/01/14...........          51,421
      38,963   PL# E76731,
                 6.00%, 05/01/14...........          39,551
      29,541   PL# E78995,
                 6.00%, 11/01/14...........          29,987
     250,897   PL# E84191,
                 6.00%, 07/01/16...........         254,602
       4,536   PL# E84758,
                 5.50%, 07/01/16...........           4,547
      18,982   PL# E85885,
                 6.00%, 11/01/16...........          19,262
     281,792   PL# E86502,
                 5.50%, 12/01/16...........         282,515
       5,064   PL# E86565,
                 5.50%, 12/01/16...........           5,077
     248,840   PL# E87961,
                 6.00%, 02/01/17...........         252,515
     400,066   PL# E88001,
                 6.00%, 02/01/17...........         405,896
      43,920   PL# E88452,
                 6.00%, 03/01/17...........          44,560
     306,628   PL# E88749,
                 6.00%, 03/01/17...........         311,156
     555,064   PL# E88789,
                 6.00%, 04/01/17...........         563,153
     147,097   PL# E88979,
                 5.50%, 04/01/17...........         147,393
     297,812   PL# E89282,
                 6.00%, 04/01/17...........         302,152
     650,264   PL# E89336,
                 6.00%, 05/01/17...........         659,740
      27,429   PL# E89653,
                 6.00%, 04/01/17...........          27,834

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FREDDIE MAC GOLD (CONTINUED)
$    462,453   PL# E89913,
                 6.00%, 05/01/17...........  $      469,192
     808,359   PL# E91644,
                 5.50%, 10/01/17...........         809,985
     267,269   PL# E91754,
                 5.50%, 10/01/17...........         267,807
     359,808   PL# E91774,
                 5.50%, 10/01/17...........         360,532
     173,170   PL# E91968,
                 5.50%, 10/01/17...........         173,519
     344,551   PL# E92113,
                 5.50%, 10/01/17...........         345,244
      24,489   PL# E95352,
                 4.50%, 04/01/18...........          23,666
      52,586   PL# E98821,
                 4.50%, 09/01/18...........          50,821
   1,400,337   PL# G01391,
                 7.00%, 04/01/32...........       1,441,738
      17,393   PL# G11111,
                 6.00%, 04/01/16...........          17,654
     116,918   PL# G11394,
                 4.50%, 05/01/18...........         112,992
   7,292,950   PL# G11618,
                 4.50%, 05/01/18...........       7,052,909
     448,103   PL# G11639,
                 4.50%, 12/01/19...........         432,494
   3,217,074   PL# G11681,
                 5.00%, 04/01/20...........       3,165,239
   9,066,704   PL# G11720,
                 4.50%, 08/01/20...........       8,750,881
  14,037,906   PL# G11769,
                 5.00%, 10/01/20...........      13,796,910
     208,786   PL# G18052,
                 4.50%, 05/01/20...........         201,319
   2,770,409   PL# J00156,
                 5.00%, 10/01/20...........       2,722,847
     665,330   PL# J00726,
                 5.00%, 12/01/20...........         653,908
   3,312,736   PL# M80813,
                 4.00%, 04/01/10...........       3,238,179
   3,000,000   TBA,
                 5.50%, 01/01/22...........       2,998,125
  28,000,000   TBA,
                 6.00%, 01/01/37...........      28,210,001
                                             --------------
                                                101,072,827
                                             --------------
               GOVERNMENT NATIONAL MORTGAGE
                 ASSOCIATION -- 0.9%
     122,706   PL# 3173,
                 6.50%, 12/20/31...........         125,682
       1,074   PL# 434615,
                 7.00%, 11/15/29...........           1,111
     187,085   PL# 435071,
                 7.00%, 03/15/31...........         193,401

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                 (CONTINUED)
$     23,837   PL# 493966,
                 7.00%, 06/15/29...........  $       24,647
      64,242   PL# 494742,
                 7.00%, 04/15/29...........          66,424
       1,318   PL# 530260,
                 7.00%, 02/15/31...........           1,363
     219,160   PL# 531025,
                 6.00%, 04/15/32...........         222,589
         704   PL# 538271,
                 7.00%, 11/15/31...........             728
      84,284   PL# 538312,
                 6.00%, 02/15/32...........          85,602
     121,769   PL# 543989,
                 7.00%, 03/15/31...........         125,880
         797   PL# 547545,
                 7.00%, 04/15/31...........             824
     321,918   PL# 550985,
                 7.00%, 10/15/31...........         332,785
         250   PL# 551549,
                 7.00%, 07/15/31...........             259
      24,177   PL# 552413,
                 7.00%, 02/15/32...........          24,990
      96,968   PL# 554808,
                 6.00%, 05/15/31...........          98,502
      68,498   PL# 555360,
                 6.00%, 06/15/31...........          69,581
      74,846   PL# 555733,
                 6.00%, 03/15/32...........          76,016
         459   PL# 557664,
                 7.00%, 08/15/31...........             475
      55,227   PL# 557678,
                 7.00%, 08/15/31...........          57,091
       3,844   PL# 561050,
                 7.00%, 05/15/31...........           3,974
         639   PL# 561996,
                 7.00%, 07/15/31...........             660
      11,468   PL# 563346,
                 7.00%, 09/15/31...........          11,855
      47,698   PL# 563599,
                 7.00%, 06/15/32...........          49,302
      89,593   PL# 564086,
                 7.00%, 07/15/31...........          92,617
      43,998   PL# 564300,
                 6.00%, 08/15/31...........          44,694
       8,550   PL# 564706,
                 7.00%, 07/15/31...........           8,839
      83,567   PL# 565808,
                 6.00%, 11/15/31...........          84,888
     202,832   PL# 567622,
                 6.00%, 04/15/32...........         206,005
      86,659   PL# 569567,
                 7.00%, 01/15/32...........          89,573
      65,322   PL# 570517,
                 6.00%, 01/15/32...........          66,344

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                 (CONTINUED)
$     39,787   PL# 572821,
                 6.00%, 12/15/31...........  $       40,416
      86,488   PL# 574873,
                 6.00%, 12/15/31...........          87,856
      84,124   PL# 575906,
                 6.00%, 01/15/32...........          85,440
      35,148   PL# 576323,
                 6.00%, 12/15/31...........          35,704
       1,291   PL# 579377,
                 7.00%, 04/15/32...........           1,334
     235,703   PL# 581015,
                 7.00%, 02/15/32...........         243,629
      88,391   PL# 581070,
                 6.00%, 02/15/32...........          89,774
      74,772   PL# 582956,
                 7.00%, 02/15/32...........          77,287
     269,332   PL# 587122,
                 7.00%, 06/15/32...........         278,389
       4,998   PL# 587494,
                 7.00%, 06/15/32...........           5,166
         948   PL# 589696,
                 7.00%, 05/15/32...........             980
      42,986   PL# 592030,
                 6.00%, 02/15/32...........          43,659
      17,934   PL# 780802,
                 6.50%, 05/15/28...........          18,459
      30,453   PL# 781113,
                 7.00%, 11/15/29...........          31,488
     183,989   PL# 781148,
                 6.00%, 07/15/29...........         187,070
      94,192   PL# 781276,
                 6.50%, 04/15/31...........          96,897
      27,632   PL# 781287,
                 7.00%, 05/15/31...........          28,571
      43,402   PL# 781324,
                 7.00%, 07/15/31...........          44,872
     237,729   PL# 781328,
                 7.00%, 09/15/31...........         245,808
     179,146   PL# 781330,
                 6.00%, 09/15/31...........         182,133
      48,194   PL# 781496,
                 6.50%, 09/15/32...........          49,549
      63,633   PL# 781548,
                 7.00%, 11/15/32...........          65,786
      36,055   PL# 781584,
                 7.00%, 05/15/32...........          37,277
   6,992,074   PL# 80916,
                 3.75%, 05/20/34...........       6,873,422
   8,000,000   TBA,
                 6.00%, 01/01/37...........       8,112,495
                                             --------------
                                                 19,130,162
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               RESOLUTION FUNDING STRIPS -- 0.1%
$  1,200,000   Zero coupon, 07/15/18.......  $      678,732
   1,200,000   Zero coupon, 10/15/18.......         669,893
                                             --------------
                                                  1,348,625
                                             --------------
               TOTAL US GOVERNMENT AGENCY SECURITIES
                 (Cost $1,129,343,115).....   1,125,578,546
                                             --------------
               CORPORATE BONDS AND NOTES -- 52.3%
               AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                 EQUIPMENT AND REPAIRS -- 0.0%
     280,000   Daimler Chrysler NA Holding,
                 4.05%, 06/04/08...........         274,111
                                             --------------
               BANKS -- 7.5%
      85,000   BAC Capital Trust XI,
                 6.63%, 05/23/36...........          92,040
     404,000   Bank of America Corp.,
                 4.50%, 08/01/10...........         395,289
  15,675,000   Bank of America Corp.,
                 Floating Rate,
                 5.38%, 03/24/09(2)........      15,699,735
   1,250,000   Bank of Scotland -- 144A
                 (United Kingdom),
                 3.50%, 11/30/07...........       1,229,771
   2,000,000   BankBoston NA, Series BKNT,
                 6.38%, 03/25/08...........       2,024,352
  26,675,000   Barclays Bank PLC New York,
                 Series YCD, Floating Rate,
                 5.37%, 03/13/09(2)........      26,700,821
   6,250,000   Depfa ACS Bank -- 144A
                 (Ireland),
                 4.25%, 08/16/10...........       6,081,194
   3,850,000   Deutsche Bank AG New York,
                 Series YCD, Variable Rate,
                 5.34%, 03/15/07(1)........       3,849,792
   2,850,000   HBOS Treasury Services
                 PLC -- 144A
                 (United Kingdom),
                 3.75%, 09/30/08...........       2,776,501
  11,200,000   HSBC Bank USA NA, Series CD,
                 3.87%, 06/07/07...........      11,129,496
   2,600,000   JPMorgan Chase & Company,
                 5.35%, 03/01/07...........       2,599,579
   1,495,000   JPMorgan Chase & Company,
                 3.63%, 05/01/08...........       1,460,856
   2,100,000   JPMorgan Chase & Company,
                 5.75%, 10/15/08...........       2,111,787
   1,100,000   JPMorgan Chase & Company,
                 7.00%, 11/15/09(4) (6)....       1,152,267
  36,375,000   Rabobank Nederland -- 144A,
                 (the Netherlands),
                 Floating Rate,
                 5.37%, 04/06/09(2)........      36,407,155
   2,990,000   SunTrust Banks, Inc.,
                 3.63%, 10/15/07...........       2,950,236

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               BANKS (CONTINUED)
$  2,000,000   SunTrust Banks, Inc.,
                 4.00%, 10/15/08...........  $    1,955,316
   1,535,000   SunTrust Banks, Inc., Series
                 CD,
                 4.42%, 06/15/09...........       1,505,609
   2,275,000   Swedish Export Credit
                 (Sweden),
                 2.88%, 01/26/07...........       2,271,824
   2,150,000   The Bank of New York
                 Company, Inc., Series
                 BKNT,
                 3.80%, 02/01/08...........       2,115,744
     980,000   UBS Preferred Funding Trust
                 I, Variable Rate,
                 8.62%, perpetual (1)......       1,083,423
     490,000   US Bancorp, Series MTNN,
                 3.95%, 08/23/07...........         485,785
   3,040,000   US Bank NA,
                 2.40%, 03/12/07...........       3,021,359
   4,315,000   US Bank NA, Series BKNT,
                 4.40%, 08/15/08...........       4,260,726
     540,000   Wachovia Bank NA, Series
                 BKNT,
                 4.38%, 08/15/08...........         532,510
   9,125,000   Wachovia Bank NA, Series
                 DPNT, Floating Rate,
                 5.41%, 03/23/09(2)........       9,131,816
   2,340,000   Wachovia Corp.,
                 6.30%, 04/15/08...........       2,366,896
   2,760,000   Wells Fargo & Company,
                 4.20%, 01/15/10...........       2,690,669
   4,090,000   Wells Fargo & Company,
                 4.63%, 08/09/10...........       4,016,977
   4,525,000   Wells Fargo & Company,
                 4.88%, 01/12/11...........       4,484,108
                                             --------------
                                                156,583,633
                                             --------------
               BROADCAST SERVICES/MEDIA -- 0.9%
     320,000   British Sky Broadcasting
                 Group Financing PLC --
                 144A (United Kingdom),
                 6.50%, 10/15/35...........         317,489
   5,374,000   Comcast Cable Communications
                 Holdings,
                 8.38%, 03/15/13...........       6,128,853
   1,800,000   Comcast Cable
                 Communications, Inc.,
                 6.75%, 01/30/11...........       1,887,692
     965,000   Comcast Corp.,
                 7.05%, 03/15/33...........       1,035,060
     465,000   Cox Communications, Inc.,
                 7.75%, 11/01/10...........         500,513
      30,000   Echostar DBS Corp.,
                 6.38%, 10/01/11...........          29,888
     195,000   Echostar DBS Corp.,
                 7.00%, 10/01/13...........         195,731

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               BROADCAST SERVICES/MEDIA (CONTINUED)
$    200,000   Echostar DBS Corp.,
                 7.13%, 02/01/16...........  $      201,000
   1,070,000   News America Holdings,
                 7.63%, 11/30/28...........       1,203,216
     260,000   News America, Inc.,
                 7.28%, 06/30/28...........         280,595
   1,675,000   TCI Communications, Inc.,
                 7.13%, 02/15/28...........       1,792,895
     725,000   Time Warner Entertainment,
                 8.38%, 07/15/33...........         878,832
   1,910,000   Time Warner, Inc.,
                 7.57%, 02/01/24...........       2,104,150
   2,760,000   Time Warner, Inc.,
                 6.95%, 01/15/28...........       2,904,475
                                             --------------
                                                 19,460,389
                                             --------------
               CHEMICALS -- 0.1%
     590,000   Lyondell Chemical Company,
                 8.00%, 09/15/14...........         615,075
     980,000   Lyondell Chemical Company,
                 8.25%, 09/15/16...........       1,033,900
                                             --------------
                                                  1,648,975
                                             --------------
               COMPUTER EQUIPMENT, SOFTWARE AND
                 SERVICES -- 0.0%
     345,000   Seagate Technology HDD
                 Holdings (Cayman Islands),
                 6.80%, 10/01/16(8)........         348,450
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.1%
   2,875,000   Belvoir Land LLC -- 144A,
                 5.40%, 12/15/47...........       2,633,615
                                             --------------
               ELECTRONICS -- 0.0%
     155,000   L-3 Communications Corp.,
                 Series B,
                 6.38%, 10/15/15...........         154,225
                                             --------------
               EQUIPMENT RENTAL AND LEASING -- 0.0%
     225,000   United Rentals North
                 America, Inc.,
                 6.50%, 02/15/12...........         223,313
                                             --------------
               FINANCIAL SERVICES -- 6.4%
     390,000   American Real Estate
                 Partners, LP/American Real
                 Estate Finance Corp.,
                 8.13%, 06/01/12...........         404,625
     225,000   American Real Estate
                 Partners, LP/American Real
                 Estate Finance Corp.,
                 7.13%, 02/15/13...........         227,250
   9,050,000   Citigroup, Inc.,
                 3.50%, 02/01/08...........       8,889,462
  14,330,000   Citigroup, Inc.,
                 3.63%, 02/09/09(4) (6)....      13,913,155
     820,000   Citigroup, Inc.,
                 6.20%, 03/15/09...........         836,503

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
$  8,000,000   Citigroup, Inc.,
                 4.13%, 02/22/10...........  $    7,766,000
   2,300,000   Citigroup, Inc.,
                 6.13%, 08/25/36...........       2,403,332
   8,225,000   Eksportfinans ASA, Series
                 MTN (Norway),
                 3.38%, 01/15/08...........       8,068,454
   2,675,000   Ford Motor Credit Company,
                 5.80%, 01/12/09...........       2,627,661
  14,675,000   General Electric Capital
                 Corp.,
                 5.00%, 11/15/11...........      14,582,958
   2,000,000   General Electric Capital
                 Corp., Series MTNA,
                 6.50%, 12/10/07...........       2,022,392
  11,925,000   General Electric Capital
                 Corp., Series MTNA,
                 4.13%, 09/01/09...........      11,634,054
  22,250,000   General Electric Capital
                 Corp., Series MTNA,
                 Variable Rate,
                 5.42%, 01/15/08(1)........      22,277,856
   2,925,000   HSBC Finance Corp.,
                 6.50%, 11/15/08...........       2,991,348
   7,310,000   Morgan Stanley,
                 5.05%, 01/21/11...........       7,269,071
     425,000   Morgan Stanley,
                 6.75%, 04/15/11...........         449,630
  17,410,000   Morgan Stanley, Series MTN,
                 Floating Rate,
                 5.40%, 03/07/08(2)........      17,428,610
     350,000   Nationwide Building
                 Society -- 144A (United
                 Kingdom),
                 2.63%, 01/30/07...........         349,326
   4,000,000   Nationwide Building
                 Society -- 144A (United
                 Kingdom),
                 3.50%, 07/31/07...........       3,957,432
     355,000   Nationwide Building
                 Society -- 144A (United
                 Kingdom),
                 4.25%, 02/01/10...........         344,171
   1,000,000   The Bear Stearns Companies,
                 Inc., Series MTNB,
                 4.55%, 06/23/10...........         979,413
   2,475,000   TIAA Global Markets -- 144A,
                 3.88%, 01/22/08...........       2,434,502
   1,955,000   USAA Capital Corp., Series
                 MTNB,
                 4.00%, 12/10/07...........       1,928,983
                                             --------------
                                                133,786,188
                                             --------------
               INSURANCE -- 0.7%
   1,775,000   ASIF Global Financial
                 XXIII -- 144A,
                 3.90%, 10/22/08...........       1,732,327
   2,000,000   Berkshire Hathaway Finance
                 Corp.,
                 3.40%, 07/02/07...........       1,982,780

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               INSURANCE (CONTINUED)
$  2,850,000   Berkshire Hathaway Finance
                 Corp.,
                 3.38%, 10/15/08...........  $    2,763,314
   2,815,000   Berkshire Hathaway Finance
                 Corp.,
                 4.13%, 01/15/10...........       2,737,776
   4,455,000   MetLife, Inc., Variable
                 Rate,
                 6.40%, 12/15/66(1)........       4,490,440
   1,600,000   New York Life Global
                 Funding -- 144A,
                 3.88%, 01/15/09...........       1,557,730
                                             --------------
                                                 15,264,367
                                             --------------
               LEISURE AND RECREATION -- 0.1%
     400,000   Harrah's Operating Company,
                 Inc.,
                 5.75%, 10/01/17...........         335,758
     760,000   MGM MIRAGE,
                 6.00%, 10/01/09...........         761,900
     325,000   Mohegan Tribal Gaming
                 Authority,
                 6.13%, 02/15/13...........         324,188
     465,000   TDS Investor Corp. -- 144A,
                 9.88%, 09/01/14...........         469,650
                                             --------------
                                                  1,891,496
                                             --------------
               MACHINERY -- 0.1%
   2,150,000   Atlantic Marine,
                 Inc. -- 144A,
                 5.34%, 12/01/50...........       2,043,726
                                             --------------
               MANUFACTURING -- 0.1%
     395,000   Briggs & Stratton Corp.,
                 8.88%, 03/15/11...........         429,563
   1,575,000   Tyco International Group SA
                 (Luxembourg),
                 6.38%, 10/15/11...........       1,649,916
                                             --------------
                                                  2,079,479
                                             --------------
               MEDICAL EQUIPMENT, SUPPLIES, AND
                 SERVICES -- 0.3%
   1,536,000   Triad Hospitals, Inc.,
                 7.00%, 11/15/13...........       1,553,280
   3,600,000   WellPoint, Inc.,
                 5.95%, 12/15/34...........       3,553,985
   1,295,000   WellPoint, Inc.,
                 5.85%, 01/15/36...........       1,262,335
                                             --------------
                                                  6,369,600
                                             --------------
               METALS AND MINING -- 0.1%
      85,000   International Steel Group,
                 6.50%, 04/15/14...........          87,763
   1,999,000   Ispat Inland ULC (Canada),
                 9.75%, 04/01/14...........       2,236,837
                                             --------------
                                                  2,324,600
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               OIL, COAL AND GAS -- 0.6%
$     25,000   ANR Pipeline Company,
                 9.63%, 11/01/21...........  $       33,301
      10,000   ANR Pipeline Company,
                 7.38%, 02/15/24...........          11,261
     210,000   Chesapeake Energy Corp.,
                 6.38%, 06/15/15...........         208,950
      90,000   Chesapeake Energy Corp.,
                 6.25%, 01/15/18...........          87,075
     275,000   Chesapeake Energy Corp.,
                 6.88%, 11/15/20...........         271,563
     270,000   Colorado Interstate Gas,
                 6.80%, 11/15/15...........         282,091
     230,000   Compton Petroleum Finance
                 Corp. (Canada),
                 7.63%, 12/01/13...........         223,100
   1,425,000   Consolidated Natural Gas,
                 Series A,
                 5.00%, 03/01/14...........       1,376,435
     365,000   El Paso Natural Gas,
                 8.63%, 01/15/22...........         443,872
      15,000   El Paso Natural Gas,
                 8.38%, 06/15/32...........          18,239
   2,600,000   Enterprise Products
                 Operating LP,
                 4.95%, 06/01/10...........       2,558,071
   1,225,000   Enterprise Products
                 Operating LP, Series B,
                 4.00%, 10/15/07...........       1,210,242
     190,000   KCS Energy, Inc.,
                 7.13%, 04/01/12...........         185,725
     725,000   Northwest Pipeline Corp.,
                 8.13%, 03/01/10...........         758,531
   1,890,000   Sabine Pass LNG, LP -- 144A,
                 7.50%, 11/30/16...........       1,887,638
     200,000   Suncor Energy, Inc.
                 (Canada),
                 5.95%, 12/01/34...........         201,895
      35,000   Targa Resources,
                 Inc. -- 144A,
                 8.50%, 11/01/13...........          35,438
     935,000   Transcontinental Gas Pipe
                 Line Corp., Series B,
                 8.88%, 07/15/12...........       1,061,225
     480,000   Williams Companies, Inc.,
                 7.63%, 07/15/19...........         516,000
     225,000   Williams Companies, Inc.,
                 7.75%, 06/15/31...........         237,375
                                             --------------
                                                 11,608,027
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.1%
     590,000   Bowater Canada Finance
                 (Canada),
                 7.95%, 11/15/11...........         581,150
     400,000   Catalyst Paper Corp., Series
                 D (Canada),
                 8.63%, 06/15/11...........         407,000
     880,000   Domtar, Inc. (Canada),
                 7.13%, 08/15/15...........         866,800
                                             --------------
                                                  1,854,950
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 0.3%
$    170,000   Bio-Rad Laboratories, Inc.,
                 7.50%, 08/15/13...........  $      175,950
     530,000   Bio-Rad Laboratories, Inc.,
                 6.13%, 12/15/14...........         515,425
   3,075,000   Bristol-Myers Squibb,
                 5.88%, 11/15/36...........       3,036,414
     600,000   Bristol-Myers Squibb,
                 6.88%, 08/01/97...........         641,845
   1,580,000   Wyeth,
                 6.00%, 02/15/36(8)........       1,622,924
                                             --------------
                                                  5,992,558
                                             --------------
               PRINTING AND PUBLISHING -- 0.1%
   1,070,000   Idearc, Inc. -- 144A,
                 8.00%, 11/15/16...........       1,091,400
                                             --------------
               PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                 VEHICLES, AUTOMOTIVE EQUIPMENT AND
                 REPAIRS -- 3.5%
  13,690,744   Daimler Chrysler Auto Trust,
                 Series 2005-B, Class A3,
                 4.04%, 09/08/09...........      13,602,924
  14,770,000   Daimler Chrysler Auto Trust,
                 Series 2006-B, Class A3,
                 5.33%, 08/08/10...........      14,809,204
  11,364,156   Ford Credit Auto Owner
                 Trust, Series 2005-A,
                 Class A3,
                 3.48%, 11/15/08...........      11,300,481
   9,215,910   Ford Credit Auto Owner
                 Trust, Series 2005-B,
                 Class A3,
                 4.17%, 01/15/09...........       9,171,764
  18,911,000   Nissan Auto Receivables
                 Owner Trust, Series
                 2006-B, Class A4,
                 5.22%, 11/15/11...........      18,989,015
   5,644,455   Wachovia Auto Owner Trust,
                 Series 2004-A, Class A3,
                 3.19%, 06/20/08...........       5,627,511
                                             --------------
                                                 73,500,899
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: BANKS -- 0.2%
$  3,983,047   Bank of America Alternative
                 Loan Trust, Series 2004-7,
                 Class 4A1,
                 5.00%, 08/25/19...........  $    3,895,918
                                             --------------
               PRIVATE ASSET BACKED: CREDIT CARDS -- 3.9%
  14,000,000   American Express Credit
                 Account Master Trust,
                 Series 2005-3, Class A,
                 Floating Rate,
                 5.35%, 01/18/11(3)........      13,986,287
  12,075,000   Chase Issuance Trust, Series
                 2004-A9, Class A9,
                 3.22%, 06/15/10...........      11,895,217
  14,950,000   Citibank Credit Card
                 Issuance Trust, Series
                 2004-A1, Class A1,
                 2.55%, 01/20/09...........      14,938,363
  14,850,000   Citibank Credit Card
                 Issuance Trust, Series
                 2004-A4, Class A4,
                 3.20%, 08/24/09...........      14,661,055
  15,125,000   Citibank Credit Card
                 Issuance Trust, Series
                 2006-A2, Class A2,
                 4.85%, 02/10/11...........      15,055,203
  11,500,000   MBNA Credit Card Master Note
                 Trust, Series 2003-A6,
                 Class A6,
                 2.75%, 10/15/10...........      11,137,928
                                             --------------
                                                 81,674,053
                                             --------------
               PRIVATE ASSET BACKED: FINANCIAL
                 SERVICES -- 2.5%
   2,805,000   Greenwich Capital Commercial
                 Funding Corp., Series
                 2004-GG1, Class A4,
                 4.76%, 06/10/36...........       2,769,082
  11,200,000   Greenwich Capital Commercial
                 Funding Corp., Series
                 2005-GG3, Class A3,
                 4.57%, 08/10/42...........      10,881,518
     882,468   Morgan Stanley Capital I,
                 Series 1998-WF1, Class A2,
                 6.55%, 03/15/30...........         886,448
   2,914,103   Morgan Stanley Capital I,
                 Series 1999-FNV1, Class
                 A2,
                 6.53%, 03/15/31...........       2,963,944
   5,930,235   SLM Student Loan Trust,
                 Series 2005-5, Class A1,
                 Floating Rate,
                 5.38%, 01/25/18(2)........       5,936,531

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: FINANCIAL SERVICES
                 (CONTINUED)
$ 14,200,000   SLM Student Loan Trust,
                 Series 2005-6, Class A5B,
                 Floating Rate,
                 5.39%, 07/27/26(2)........  $   14,220,105
  14,030,000   Washington Mutual Asset
                 Securities Corp. -- 144A,
                 Series 2005-C1A, Class A2,
                 5.15%, 05/25/36...........      13,991,555
                                             --------------
                                                 51,649,183
                                             --------------
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY -- 20.7%
   7,195,808   ACE Securities Corp., Series
                 2006-HE1, Class A2A,
                 Floating Rate,
                 5.43%, 02/25/36(3)........       7,201,784
  11,960,000   Banc of America Commercial
                 Mortgage, Inc., Series
                 2000-1, Class A2A,
                 7.33%, 11/15/31...........      12,515,782
   8,849,023   Banc of America Commercial
                 Mortgage, Inc., Series
                 2001-1, Class A2,
                 6.50%, 04/15/36...........       9,191,031
  16,715,000   Banc of America Commercial
                 Mortgage, Inc., Series
                 2002-2, Class A3,
                 5.12%, 07/11/43...........      16,623,571
  11,170,000   Banc of America Commercial
                 Mortgage, Inc., Series
                 2002-PB2, Class A4,
                 6.19%, 06/11/35...........      11,623,604
     625,833   Bear Stearns Commercial
                 Mortgage Securities, Inc.,
                 Series 2001, Class A1,
                 6.08%, 02/15/35...........         633,933
   2,545,000   Bear Stearns Commercial
                 Mortgage Securities, Inc.,
                 Series 2005-PWR8, Class
                 A4,
                 4.67%, 06/11/41...........       2,437,970
   6,246,161   Carrington Mortgage Loan
                 Trust, Series 2006-OPT1,
                 Class A1, Floating Rate,
                 5.41%, 02/25/36(3)........       6,251,405
   3,475,000   Chase Commercial Mortgage
                 Securities Corp., Series
                 2000-3, Class A2,
                 7.32%, 10/15/32...........       3,681,327
   5,237,351   Commercial Mortgage
                 Acceptance Corp., Series
                 1998-C2, Class A2,
                 6.03%, 09/15/30...........       5,260,589
   2,482,799   Countrywide Asset-Backed
                 Certificates, Series
                 2004-13, Class AV4,
                 Floating Rate,
                 5.64%, 06/25/35(3)........       2,485,495

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY (CONTINUED)
$  1,438,993   Countrywide Asset-Backed
                 Certificates, Series
                 2005-12,
                 Class 2A1, Floating Rate,
                 5.46%, 02/25/36(3)........  $    1,440,007
   2,480,167   Countrywide Asset-Backed
                 Certificates, Series
                 2005-BC5, Class 3A1,
                 Floating Rate,
                 5.45%, 01/25/36(3)........       2,481,981
   6,033,845   Countrywide Asset-Backed
                 Certificates, Series
                 2005-IM3, Class A1,
                 Floating Rate,
                 5.47%, 03/25/36(3)........       6,038,484
   4,931,406   Countrywide Asset-Backed
                 Certificates, Series
                 2006-IM1, Class A1,
                 Floating Rate,
                 5.44%, 04/25/36(3)........       4,935,246
  22,729,657   Credit Suisse First Boston
                 Mortgage Securities Corp.,
                 Series 1998-C2, Class A2,
                 6.30%, 11/11/30...........      23,054,544
  14,955,000   Credit Suisse First Boston
                 Mortgage Securities Corp.,
                 Series 2002-CKS4, Class
                 A2,
                 5.18%, 11/15/36...........      14,890,597
  13,110,000   Credit Suisse First Boston
                 Mortgage Securities Corp.,
                 Series 2003-C3, Class A5,
                 3.94%, 05/15/38...........      12,183,210
   7,998,213   Credit Suisse Mortgage
                 Capital Certificates,
                 Series 2006-3, Class 1A1A,
                 Floating Rate,
                 5.41%, 04/25/36(3)........       8,005,537
   4,604,922   DLJ Commercial Mortgage
                 Corp., Series 2000-CKP1,
                 Class A1B,
                 7.18%, 11/10/33...........       4,859,500
  10,667,808   Fieldstone Mortgage
                 Investment Corp., Series
                 2006-1, Class A1, Floating
                 Rate,
                 5.43%, 05/25/36(3)........      10,675,831
   9,743,330   First Franklin Mortgage Loan
                 Asset Backed Certificates,
                 Series 2006-FF4, Class A1,
                 Floating Rate,
                 5.42%, 03/25/36(3)........       9,751,657
  12,570,000   First Union National Bank
                 Commercial Mortgage,
                 Series 2001-C2, Class A2,
                 6.66%, 01/12/43...........      13,195,776
  10,380,000   GE Capital Commercial
                 Mortgage Corp., Series
                 2002-1A,
                 Class A3,
                 6.27%, 12/10/35...........      10,851,325
  11,875,000   GE Capital Commercial
                 Mortgage Corp., Series
                 2002-2A, Class A3,
                 5.35%, 08/11/36...........      11,938,179

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY (CONTINUED)
$  6,077,844   GMAC Commercial Mortgage
                 Securities, Inc., Series
                 1999-C2, Class A2,
                 6.95%, 09/15/33...........  $    6,269,233
   6,122,415   GMAC Commercial Mortgage
                 Securities, Inc., Series
                 1999-C3, Class A2,
                 7.18%, 08/15/36...........       6,344,931
   3,175,000   GS Mortgage Securities Corp.
                 II, Series 2005-GG4, Class
                 A4A,
                 4.75%, 07/10/39...........       3,060,404
  11,626,774   Harborview Mortgage Loan
                 Trust, Series 2006-11,
                 Class A1A, Floating Rate,
                 5.49%, 12/19/36(3)........      11,638,777
  10,490,000   JPMorgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2001-C1, Class A3,
                 5.86%, 10/12/35...........      10,744,951
   6,650,000   JPMorgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2001-CIB2, Class
                 A3,
                 6.43%, 04/15/35...........       6,949,886
   9,444,379   JPMorgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2001-CIBC, Class
                 A3,
                 6.26%, 03/15/33...........       9,740,834
   9,350,000   JPMorgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2005-CB12, Class
                 A4,
                 4.90%, 09/12/37...........       9,079,098
  10,900,000   JPMorgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2006-CB17, Class
                 A4,
                 5.43%, 12/12/43...........      10,962,094
  18,955,561   JPMorgan Mortgage Trust,
                 Series 2006-A2, Class 4A1,
                 Floating Rate,
                 3.88%, 08/25/34(3)........      18,577,454
   7,215,725   LB Commercial Conduit
                 Mortgage Trust, Series
                 1998-C4, Class A1B,
                 6.21%, 10/15/35...........       7,300,149
  12,900,000   LB-UBS Commercial Mortgage
                 Trust, Series 2000-C3,
                 Class A2,
                 7.95%, 05/15/25...........      13,799,521
   6,830,000   LB-UBS Commercial Mortgage
                 Trust, Series 2000-C4,
                 Class A2,
                 7.37%, 08/15/26...........       7,237,225
   7,395,000   LB-UBS Commercial Mortgage
                 Trust, Series 2003-C7,
                 Class A3,
                 4.56%, 09/15/27...........       7,224,713

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY (CONTINUED)
$  9,100,000   LB-UBS Commercial Mortgage
                 Trust, Series 2004-C8,
                 Class A4,
                 4.51%, 12/15/29...........  $    8,825,815
  11,910,000   LB-UBS Commercial Mortgage
                 Trust, Series 2006-C7,
                 Class A3,
                 5.35%, 11/15/38...........      11,917,145
  11,086,750   New Century Home Equity Loan
                 Trust, Series 2006-1,
                 Class A2A, Floating Rate,
                 5.41%, 05/25/36(3)........      11,094,802
  12,401,789   Popular ABS Mortgage
                 Pass-Through Trust, Series
                 2006-D, Class A1, Floating
                 Rate,
                 5.38%, 11/25/36(3)........      12,408,638
   7,866,161   Residential Asset Mortgage
                 Products, Inc., Series
                 2006-RS2, Class A1,
                 Floating Rate,
                 5.43%, 03/25/36(3)........       7,872,632
  12,740,189   Residential Asset
                 Securitization Trust,
                 Series 2005-A14, Class A4,
                 5.50%, 12/25/35...........      12,745,819
   9,360,043   Salomon Brothers Mortgage
                 Securities VII, Series
                 1999-C1, Class A2,
                 Floating Rate,
                 7.08%, 05/18/32(3)........       9,594,968
   9,099,504   Salomon Brothers Mortgage
                 Securities VII, Series
                 2001-C2, Class A3,
                 6.50%, 10/13/11...........       9,547,022
   4,602,748   Structured Asset Investment
                 Loan Trust, Series 2006-2,
                 Class A1, Floating Rate,
                 5.41%, 04/25/36(3)........       4,605,929
                                             --------------
                                                429,750,405
                                             --------------
               PRIVATE ASSET BACKED: OTHER -- 0.7%
   4,652,304   Structured Asset Securities
                 Corp. -- 144A, Series
                 2003-AL2, Class A,
                 3.36%, 01/25/31...........       4,268,924
  10,463,992   Terra LNR, Ltd. -- 144A,
                 Series 2006-1A, Class A1,
                 Floating Rate (Cayman
                 Islands),
                 5.48%, 06/15/17(3)........      10,463,992
                                             --------------
                                                 14,732,916
                                             --------------
               PRIVATE ASSET BACKED: UTILITIES -- 0.4%
   8,000,000   Peco Energy Transition
                 Trust, Series 2000-A,
                 Class A4,
                 7.65%, 03/01/10...........       8,496,537
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS -- 0.4%
$    910,000   AvalonBay Communities,
                 Series MTN,
                 6.63%, 09/15/11...........  $      956,986
     725,000   The Rouse Company,
                 3.63%, 03/15/09...........         689,811
   4,135,000   The Rouse Company,
                 5.38%, 11/26/13...........       3,863,766
   2,200,000   The Rouse Company/TRC
                 Co-issuer, Inc. -- 144A,
                 6.75%, 05/01/13...........       2,220,354
                                             --------------
                                                  7,730,917
                                             --------------
               RETAIL -- 0.1%
     430,000   Federated Department Stores,
                 Inc.,
                 6.79%, 07/15/27...........         431,170
     395,000   May Department Stores
                 Company,
                 6.65%, 07/15/24...........         392,365
     295,000   May Department Stores
                 Company,
                 6.70%, 07/15/34...........         291,884
                                             --------------
                                                  1,115,419
                                             --------------
               SEMICONDUCTORS -- 0.2%
   1,760,000   Freescale Semiconductor --
                 144A,
                 9.13%, 12/15/14(12).......       1,757,800
     700,000   Freescale Semiconductor --
                 144A, Floating Rate,
                 9.24%, 12/15/14(2)........         697,375
     945,000   Momentive Performance
                 Materials -- 144A,
                 10.13%, 12/01/14..........         954,450
                                             --------------
                                                  3,409,625
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 1.6%
     625,000   America Movil SA de CV
                 (Mexico),
                 6.38%, 03/01/35...........         612,902
     810,000   Cincinnati Bell, Inc.,
                 7.25%, 07/15/13...........         842,400
     550,000   Intelsat Bermuda,
                 Ltd. -- 144A (Bermuda),
                 9.25%, 06/15/16...........         594,000
   2,350,000   New England Telephone &
                 Telegraph,
                 7.88%, 11/15/29...........       2,571,097
     970,000   New Jersey Bell Telephone,
                 7.85%, 11/15/29...........       1,088,397
     545,000   PanAmSat Corp. -- 144A,
                 9.00%, 06/15/16...........         579,744
     860,000   Qwest Corp.,
                 7.88%, 09/01/11...........         920,200
     675,000   Qwest Corp., Floating Rate,
                 8.61%, 06/15/13(2)........         734,063

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                 (CONTINUED)
  $   50,000   Rogers Wireless, Inc.
                 (Canada),
                 7.25%, 12/15/12...........  $       53,250
     990,000   Rogers Wireless, Inc.
                 (Canada),
                 7.50%, 03/15/15...........       1,079,100
   1,115,000   Sprint Capital Corp.,
                 8.75%, 03/15/32...........       1,345,824
   1,725,000   Telecom Italia Capital
                 (Luxembourg),
                 5.25%, 10/01/15...........       1,614,096
   1,105,000   Telecom Italia Capital
                 (Luxembourg),
                 6.00%, 09/30/34...........       1,005,401
   1,825,000   Telecom Italia Capital
                 (Luxembourg),
                 7.20%, 07/18/36...........       1,912,584
      75,000   Telefonica Emisiones SAU
                 (Spain),
                 6.42%, 06/20/16...........          77,508
   2,950,000   Telefonica Emisiones SAU
                 (Spain),
                 7.05%, 06/20/36...........       3,143,449
     850,000   Telefonica Europe BV (the
                 Netherlands),
                 7.75%, 09/15/10...........         913,671
     215,000   Verizon Maryland, Inc.,
                 Series B,
                 5.13%, 06/15/33...........         176,956
   1,470,000   Vodafone Group PLC (United
                 Kingdom),
                 5.00%, 12/16/13...........       1,422,798
     500,000   Vodafone Group PLC (United
                 Kingdom),
                 5.00%, 09/15/15...........         476,783
   7,910,000   Vodafone Group PLC (United
                 Kingdom), Floating Rate,
                 5.45%, 12/28/07(2)........       7,916,075
     890,000   Wind Acquisition Finance
                 SA -- 144A (Luxembourg),
                 10.75%, 12/01/15..........       1,016,825
   1,375,000   Windstream Corp. -- 144A,
                 8.13%, 08/01/13...........       1,495,313
     945,000   Windstream Corp. -- 144A,
                 8.63%, 08/01/16...........       1,039,500
                                             --------------
                                                 32,631,936
                                             --------------
               TRANSPORTATION -- 0.0%
     560,000   Overseas Shipholding Group,
                 7.50%, 02/15/24...........         571,900
                                             --------------
               UTILITIES -- 0.6%
     346,407   AES Ironwood LLC,
                 8.86%, 11/30/25...........         390,574
     235,000   AES Red Oak LLC, Series B,
                 9.20%, 11/30/29...........         266,138

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               UTILITIES (CONTINUED)
$  2,735,000   Centerpoint Energy, Inc.,
                 Series B,
                 7.25%, 09/01/10...........  $    2,883,970
     299,756   Elwood Energy LLC,
                 8.16%, 07/05/26...........         314,675
   1,000,000   Florida Power & Light,
                 5.63%, 04/01/34...........         986,867
     126,000   Homer City Funding LLC,
                 8.14%, 10/01/19...........         137,970
      83,088   Homer City Funding LLC,
                 8.73%, 10/01/26...........          95,966
     195,000   Midwest Generation LLC,
                 8.75%, 05/01/34...........         212,550
     438,270   Midwest Generation LLC,
                 Series B,
                 8.56%, 01/02/16...........         483,467
     560,000   NRG Energy, Inc.,
                 7.38%, 02/01/16...........         564,200
     445,000   Orion Power Holdings, Inc.,
                 12.00%, 05/01/10..........         507,300
     545,000   Reliant Energy, Inc.,
                 6.75%, 12/15/14...........         535,463
   5,325,000   TXU Corp., Series O,
                 4.80%, 11/15/09...........       5,223,499
                                             --------------
                                                 12,602,639
                                             --------------
               TOTAL CORPORATE BONDS AND NOTES

                 (Cost $1,100,451,964).....   1,087,395,449
                                             --------------
               FOREIGN GOVERNMENT OBLIGATIONS -- 0.7%
   9,700,000   AID-Israel (Israel),
                 5.50%, 09/18/23...........      10,117,459
   2,930,000   Province of Manitoba
                 (Canada),
                 6.38%, 09/01/15(23).......       1,996,952
   3,365,000   Province of Ontario, Series
                 GMTN (Canada),
                 6.25%, 06/16/15(23).......       2,278,778
     510,000   United Mexican States
                 (Mexico), Series MTN,
                 8.30%, 08/15/31...........         653,310
     260,000   United Mexican States
                 (Mexico), Series MTNA,
                 7.50%, 04/08/33...........         307,450
                                             --------------
               TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                 (Cost $15,154,914)........      15,353,949
                                             --------------
   CONTRACTS
               PURCHASED PUT OPTIONS --
                 0.0%
         416   US Treasury Note (10 Year)
                 March Future, Expiring
                 February 2007 @ 106
                 (Cost $234,759)...........          84,500
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               SHORT TERM US GOVERNMENT AGENCY
                 SECURITIES -- 1.2%
               FEDERAL HOME LOAN BANK
$ 25,500,000   4.80%, 01/02/07
                 (Cost $25,489,800)........  $   25,489,800
                                             --------------
               SHORT TERM CORPORATE NOTES -- 0.4%
   7,750,000   AT&T, Inc. -- 144A,
                 4.21%, 06/05/07
                 (Cost $7,709,684).........       7,709,684
                                             --------------
               SECURITIES LENDING COLLATERAL -- 0.0%
     958,807   Securities Lending
                 Collateral Investment
                 (Note 4)
                 (Cost $958,807)...........         958,807
                                             --------------
               TOTAL SECURITIES

                 (Cost $2,411,315,857).....   2,394,052,362
                                             --------------
               REPURCHASE AGREEMENTS -- 1.0%
  20,094,880   With Investors Bank and
                 Trust, dated 12/29/06,
                 4.76%, due 01/02/07,
                 repurchase proceeds at
                 maturity $20,105,508
                 (Collateralized by Fannie
                 Mae Adjustable Rate
                 Mortgage, 4.85%, due
                 10/01/35, with a value of
                 $21,099,624) (Cost
                 $20,094,880)..............      20,094,880
                                             --------------
               Total Investments before
                 Call and Put Options
                 Written and Securities
                 Sold Short -- 116.2%
                 (Cost $2,431,410,737).....   2,414,147,242
                                             --------------
CONTRACTS
---------

               CALL OPTIONS WRITTEN -- (0.0)%
 (34,200,000)  Expiring 12/13/07. If
                 exercised the Series pays
                 4.40%, and receives
                 floating 3 month LIBOR,
                 expiring 12/17/17,
                 European Style
                 (Premium $229,140)........        (144,119)
                                             --------------
               PUT OPTIONS WRITTEN -- (0.0)%
 (34,200,000)  Expiring 12/13/07. If
                 exercised the Series pays
                 floating 3 month LIBOR,
                 and receives 5.40%,
                 expiring 12/17/17,
                 European Style
                 (Premium $372,780)........  $     (477,535)
                                             --------------
PRINCIPAL
------------
               IySecurities Sold Short -- (7.8)%
$(145,500,000) Fannie Mae, TBA,
                 5.50%, 01/11/07...........    (143,817,729)
  (1,900,000)  Fannie Mae, TBA,
                 5.00%, 01/17/07...........      (1,867,937)
  (3,000,000)  Freddie Mac Gold, TBA,
                 6.00%, 01/11/07...........      (3,022,500)
  (6,500,000)  Freddie Mac Gold, TBA,
                 4.50%, 01/17/07...........      (6,264,375)
  (6,400,000)  Freddie Mac Gold, TBA,
                 5.00%, 01/17/07...........      (6,288,000)
                                             --------------
               TOTAL SECURITIES SOLD SHORT
                 (Proceeds $162,196,673)...    (161,260,541)
                                             --------------
               Total Investments net of
                 Call and Put Options
                 Written and Securities
                 Sold
                 Short -- 108.4%
                 (Cost $2,268,612,144).....   2,252,265,047
               Liabilities less other
                 assets -- (8.4)%..........    (174,443,598)
                                             --------------
               NET ASSETS -- 100.0%........  $2,077,821,449
                                             ==============

    The aggregate cost of securities for federal income tax purposes at December 31, 2006 is $2,268,726,644.

    The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $  9,326,419
    Gross unrealized depreciation..........   (25,788,016)
                                             ------------
    Net unrealized depreciation............  $(16,461,597)
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                          TOTAL RETURN BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 15.4%
              US TREASURY BONDS -- 2.9%
$   200,000   8.00%, 11/15/21................  $    265,188
  1,910,000   6.00%, 02/15/26................     2,166,806
    550,000   6.13%, 11/15/27(8).............       638,301
    512,000   4.50%, 02/15/36(8).............       487,041
                                               ------------
                                                  3,557,336
                                               ------------
              US TREASURY INFLATION INDEX -- 4.1%
    255,787   0.88%, 04/15/10................       242,578
  1,179,987   2.38%, 04/15/11................     1,175,655
    454,686   1.63%, 01/15/15................       428,116
    134,944   1.88%, 07/15/15................       129,362
    213,629   2.00%, 01/15/16................       206,336
  2,449,461   2.50%, 07/15/16................     2,468,789
    192,805   2.38%, 01/15/25................       192,015
     81,382   2.00%, 01/15/26................        76,563
                                               ------------
                                                  4,919,414
                                               ------------
              US TREASURY NOTES -- 7.9%
  2,880,000   3.38%, 02/15/08................     2,830,614
  3,340,000   3.75%, 05/15/08................     3,289,903
    810,000   4.50%, 02/15/09................       805,349
  2,000,000   4.88%, 08/15/09................     2,006,642
    220,000   4.50%, 02/28/11(8).............       218,445
     20,000   4.63%, 10/31/11(8).............        19,934
    240,000   4.50%, 11/15/15(8).............       236,381
    100,000   4.63%, 11/15/16(8).............        99,375
                                               ------------
                                                  9,506,643
                                               ------------
              US TREASURY STRIPS -- 0.5%
  1,495,000   Zero coupon, 11/15/24..........       622,805
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $18,731,994)...........    18,606,198
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 53.2%
              FANNIE MAE -- 30.9%
    230,000   5.00%, 09/15/08................       229,837
     60,000   5.40%, 04/13/09................        60,020
    483,340   PL# 735809, Variable Rate,
                4.48%, 08/01/35(1)...........       479,979
     35,590   PL# 759626,
                6.00%, 02/01/34..............        35,911
     43,343   PL# 795774,
                6.00%, 10/01/34..............        43,681
    188,983   PL# 796050,
                6.00%, 08/01/34..............       190,458
  1,481,170   PL# 796278,
                6.00%, 12/01/34..............     1,492,734
     57,271   PL# 801516, Variable Rate,
                4.73%, 08/01/34(1)...........        56,934

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$   634,351   PL# 809169,
                6.00%, 01/01/35..............  $    639,303
    119,054   PL# 810896, Variable Rate,
                4.85%, 01/01/35(1)...........       118,435
     24,055   PL# 820426,
                6.00%, 03/01/35..............        24,231
    494,667   PL# 893681,
                6.00%, 10/01/36..............       498,171
    893,334   PL# 893923,
                6.00%, 10/01/36..............       899,662
  1,195,957   PL# 894005,
                6.00%, 10/01/36..............     1,204,428
  1,500,000   TBA,
                5.00%, 01/01/22..............     1,474,688
  3,100,000   TBA,
                5.50%, 01/01/22..............     3,100,000
    100,000   TBA,
                6.00%, 01/01/22..............       101,406
 14,670,000   TBA,
                5.00%, 01/01/37..............    14,165,718
  1,100,000   TBA,
                5.50%, 01/01/37..............     1,087,282
  6,000,000   TBA,
                6.00%, 01/01/37..............     6,041,250
  4,460,000   TBA,
                6.50%, 01/01/37..............     4,545,017
  1,000,000   TBA,
                5.00%, 02/01/37..............       965,625
                                               ------------
                                                 37,454,770
                                               ------------
              FEDERAL AGRICULTURAL MORTGAGE CORP. -- 0.1%
     80,000   4.25%, 07/29/08................        79,008
                                               ------------
              FEDERAL HOME LOAN BANK -- 1.1%
    100,000   5.10%, 09/19/08................       100,097
    260,000   5.40%, 01/02/09................       259,733
     60,000   4.75%, 12/16/16................        58,860
    680,000   5.50%, 07/15/36................       712,186
    140,000   Series VB15,
                5.00%, 12/21/15..............       139,950
                                               ------------
                                                  1,270,826
                                               ------------
              FREDDIE MAC -- 1.2%
    430,000   4.38%, 11/16/07................       426,936
    720,000   4.75%, 01/18/11................       715,877
    131,412   PL# 1B2694, Variable Rate,
                4.35%, 12/01/34(1)...........       129,296
    160,000   Series MTN,
                5.55%, 12/11/08..............       159,971
                                               ------------
                                                  1,432,080
                                               ------------

                       See notes to financial statements.

                          TOTAL RETURN BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FREDDIE MAC GOLD -- 1.3%
$   300,000   TBA,
                5.00%, 01/01/22..............  $    294,750
  1,300,000   TBA,
                5.00%, 01/01/37..............     1,254,500
                                               ------------
                                                  1,549,250
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 18.2%
    706,899   PL# 605617,
                5.00%, 07/15/34..............       688,176
  1,527,547   PL# 612902,
                5.00%, 07/15/33..............     1,487,908
    639,457   PL# 636084,
                5.00%, 01/15/35..............       622,165
  1,903,038   PL# 644631,
                5.00%, 09/15/35..............     1,851,575
    120,000   TBA,
                5.00%, 01/01/37..............       116,700
  1,500,000   TBA,
                5.50%, 01/01/37..............     1,492,968
 13,450,000   TBA,
                6.00%, 01/01/37..............    13,639,134
  2,000,000   TBA,
                6.50%, 01/01/37..............     2,051,876
                                               ------------
                                                 21,950,502
                                               ------------
              TENNESSEE VALLEY AUTHORITY -- 0.4%
    440,000   5.98%, 04/01/36................       489,995
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $64,546,970).................    64,226,431
                                               ------------
              CORPORATE BONDS AND NOTES -- 48.0%
              ADVERTISING -- 0.1%
     90,000   Lamar Media Corp., Series B,
                6.63%, 08/15/15..............        89,663
                                               ------------
              AEROSPACE AND DEFENSE -- 0.0%
     45,000   DRS Technologies, Inc.,
                6.63%, 02/01/16..............        45,563
                                               ------------
              AUTOMOBILE: RENTAL -- 0.0%
     15,000   Hertz Corp. -- 144A,
                8.88%, 01/01/14..............        15,788
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 1.6%
     60,000   Daimler Chrysler NA Holding,
                4.05%, 06/04/08..............        58,738
    250,000   Daimler Chrysler NA Holding,
                5.88%, 03/15/11..............       251,172
    950,000   Ford Motor Company,
                7.45%, 07/16/31(8)...........       750,500

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS (CONTINUED)
$   840,000   General Motors Corp.,
                8.25%, 07/15/23(8)...........  $    785,400
     60,000   Visteon Corp.,
                8.25%, 08/01/10..............        58,800
                                               ------------
                                                  1,904,610
                                               ------------
              BANKS -- 2.8%
    360,000   Bank of America Corp.,
                5.38%, 08/15/11(8)...........       362,856
    160,000   Glitnir Banki HF -- 144A
                (Iceland),
                6.33%, 07/28/11..............       164,452
    130,000   Glitnir Banki HF -- 144A
                (Iceland), Variable Rate,
                6.69%, 06/15/16(1)...........       134,336
    200,000   Kaupthing Bank -- 144A
                (Iceland),
                7.13%, 05/19/16..............       212,500
    280,000   Kaupthing Bank -- 144A
                (Iceland), Floating Rate,
                6.06%, 04/12/11(2)...........       282,269
    280,000   Landisbanki Islands HF -- 144A
                (Iceland),
                6.10%, 08/25/11..............       284,953
    100,000   Mitsubishi UFJ Financial Group
                Capital Financial I, Ltd.
                (Cayman Islands),
                Variable Rate,
                6.35%, perpetual(1)..........       101,669
     10,000   Rabobank Capital Funding Trust
                II -- 144A, Variable Rate,
                5.26%, perpetual(1)..........         9,794
     20,000   Rabobank Capital Funding Trust
                III -- 144A,
                Variable Rate,
                5.25%, perpetual(1)..........        19,319
    230,000   Resona Preferred Global
                Securities -- 144A (Cayman
                Islands),
                Variable Rate,
                7.19%, perpetual(1)..........       240,369
    300,000   Shinsei Financial, Ltd. -- 144A
                (Cayman Islands),
                Variable Rate,
                6.42%, perpetual(1)..........       300,177
     90,000   Wachovia Capital Trust III,
                Variable Rate,
                5.80%, perpetual(1)..........        90,827
    620,000   Wachovia Corp.,
                5.25%, 08/01/14..............       613,392
    445,000   Wells Fargo & Company,
                5.30%, 08/26/11..............       447,230
    100,000   Wells Fargo Capital X,
                5.95%, 12/15/36..............        98,347
                                               ------------
                                                  3,362,490
                                               ------------

                       See notes to financial statements.

                          TOTAL RETURN BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA -- 1.8%
$    10,000   Clear Channel Communications,
                Inc.,
                4.63%, 01/15/08..............  $      9,907
     20,000   Clear Channel Communications,
                Inc.,
                6.25%, 03/15/11..............        19,454
     90,000   Clear Channel Communications,
                Inc.,
                5.50%, 09/15/14..............        76,034
     50,000   Clear Channel Communications,
                Inc.,
                4.90%, 05/15/15..............        39,934
     80,000   Comcast Cable Communications,
                8.88%, 05/01/17..............        96,514
    630,000   Comcast Corp.,
                6.50%, 01/15/15..............       657,438
    210,000   Comcast Corp.,
                5.88%, 02/15/18..............       208,163
     80,000   Cox Communications, Inc.,
                3.88%, 10/01/08..............        77,865
     85,000   Echostar DBS Corp.,
                7.00%, 10/01/13..............        85,319
     40,000   Echostar DBS Corp.,
                7.13%, 02/01/16..............        40,200
     40,000   Kabel Deutschland GMBH
                (Germany),
                10.63%, 07/01/14.............        44,550
    100,000   Liberty Media Corp.,
                7.88%, 07/15/09..............       104,782
    120,000   News America, Inc.,
                6.20%, 12/15/34..............       116,202
     40,000   Quebecor Media, Inc. (Canada),
                7.75%, 03/15/16..............        41,050
     60,000   Rogers Cable, Inc. (Canada),
                6.75%, 03/15/15..............        62,120
     20,000   Sinclair Broadcast Group,
                8.00%, 03/15/12..............        20,750
     50,000   Time Warner Entertainment,
                8.38%, 07/15/33..............        60,609
    210,000   Time Warner, Inc.,
                6.88%, 05/01/12..............       222,164
     50,000   Time Warner, Inc.,
                7.70%, 05/01/32..............        56,582
     80,000   Viacom, Inc.,
                5.75%, 04/30/11..............        80,117
                                               ------------
                                                  2,119,754
                                               ------------
              CHEMICALS -- 0.1%
     30,000   Georgia Gulf Corp. -- 144A,
                9.50%, 10/15/14..............        29,400
     30,000   Lyondell Chemical Company,
                8.00%, 09/15/14..............        31,275

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CHEMICALS (CONTINUED)
$    15,000   Lyondell Chemical Company,
                8.25%, 09/15/16..............  $     15,825
     44,000   Westlake Chemical Corp.,
                6.63%, 01/15/16..............        42,790
                                               ------------
                                                    119,290
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 0.0%
     10,000   Electronic Data Systems,
                7.13%, 10/15/09..............        10,432
     40,000   Sungard Data Systems, Inc.,
                10.25%, 08/15/15(8)..........        42,900
                                               ------------
                                                     53,332
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.1%
     30,000   Beazer Homes USA, Inc.,
                8.63%, 05/15/11..............        31,050
     40,000   Jacuzzi Brands, Inc.,
                9.63%, 07/01/10..............        42,700
                                               ------------
                                                     73,750
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.3%
    380,000   Altria Group, Inc.,
                7.00%, 11/04/13..............       413,440
                                               ------------
              CONTAINERS AND PACKAGING -- 0.0%
     40,000   Graham Packaging Company,
                9.88%, 10/15/14(8)...........        40,600
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.3%
    320,000   Waste Management, Inc.,
                6.38%, 11/15/12..............       335,521
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 0.2%
    210,000   International Lease Finance
                Corp. E-Capital Trust
                II -- 144A, Variable Rate,
                6.25%, 12/21/65(1)...........       213,693
                                               ------------
              FINANCIAL SERVICES -- 5.9%
     90,000   Aiful Corp. -- 144A (Japan),
                5.00%, 08/10/10..............        87,407
    500,000   Citigroup, Inc.,
                5.10%, 09/29/11..............       498,401
     80,000   Countrywide Financial Corp.,
                Series MTN, Floating Rate,
                5.50%, 01/05/09(2)...........        80,027
    340,000   Countrywide Financial Corp.,
                Series MTNA,
                4.50%, 06/15/10..............       331,734
    100,000   Countrywide Financial Corp.,
                Series MTNB, Floating Rate,
                5.47%, 06/18/08(2)...........       100,026
    120,000   Countrywide Home Loans, Series
                MTNB, Floating Rate,
                5.53%, 02/27/08(2)...........       120,150
     50,000   Credit Suisse USA, Inc.,
                5.50%, 08/16/11..............        50,596

                       See notes to financial statements.

                          TOTAL RETURN BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$ 1,465,000   Ford Motor Credit Company,
                5.80%, 01/12/09..............  $  1,439,073
    120,000   Ford Motor Credit Company,
                7.38%, 10/28/09..............       120,331
     90,000   General Electric Capital Corp.,
                Series MTNA,
                4.25%, 01/15/08..............        89,203
    280,000   General Electric Capital Corp.,
                Series MTNA,
                4.13%, 09/01/09..............       273,169
    120,000   General Motors Acceptance
                Corp.,
                6.13%, 08/28/07..............       120,042
    800,000   General Motors Acceptance
                Corp.,
                5.85%, 01/14/09..............       797,345
     30,000   General Motors Acceptance
                Corp., Series GM,
                6.31%, 11/30/07..............        29,819
     60,000   General Motors Acceptance
                Corp., Series MTN,
                4.38%, 12/10/07..............        59,178
     40,000   GMAC LLC,
                5.13%, 05/09/08..............        39,585
    600,000   GMAC LLC, Series MTN, Floating
                Rate,
                6.27%, 01/16/07(2)...........       600,002
    250,000   HSBC Finance Corp.,
                4.63%, 01/15/08..............       248,389
    650,000   JPMorgan Chase & Company,
                5.13%, 09/15/14..............       640,160
    260,000   JPMorgan Chase & Company,
                5.15%, 10/01/15..............       255,584
    380,000   Lehman Brothers E-Capital Trust
                I, Floating Rate,
                6.16%, 08/19/65(2)...........       383,834
    130,000   Lehman Brothers Holdings, Inc.,
                4.00%, 01/22/08..............       128,241
     80,000   Lehman Brothers Holdings, Inc.,
                4.50%, 07/26/10..............        78,039
     30,000   Morgan Stanley,
                3.63%, 04/01/08..............        29,402
    320,000   Morgan Stanley, Series MTN,
                5.63%, 01/09/12..............       325,626
     90,000   Morgan Stanley, Series MTNF,
                Floating Rate,
                5.82%, 10/18/16(2)...........        90,669
    190,000   The Goldman Sachs Group, Inc.,
                4.50%, 06/15/10..............       186,107
     50,000   The Goldman Sachs Group, Inc.,
                5.00%, 01/15/11..............        49,625
                                               ------------
                                                  7,251,764
                                               ------------
              FOOD AND BEVERAGE -- 0.1%
     60,000   Kraft Foods, Inc.,
                5.63%, 11/01/11..............        60,701
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FUNERAL SERVICES -- 0.0%
$    50,000   Service Corp. International,
                7.63%, 10/01/18..............  $     53,250
                                               ------------
              INSURANCE -- 0.0%
     20,000   ASIF Global Financing XIX --
                144A,
                4.90%, 01/17/13..............        19,529
                                               ------------
              LEISURE AND RECREATION -- 0.4%
     35,000   AMC Entertainment, Inc.,
                11.00%, 02/01/16.............        39,463
     15,000   Boyd Gaming Corp.,
                6.75%, 04/15/14..............        15,038
     40,000   Boyd Gaming Corp.,
                7.13%, 02/01/16..............        40,000
     60,000   Inn of The Mountain Gods,
                12.00%, 11/15/10.............        65,100
     60,000   Mandalay Resort Group,
                9.50%, 08/01/08..............        63,300
    130,000   MGM MIRAGE,
                7.63%, 01/15/17..............       130,974
     30,000   River Rock Entertainment
                Authority,
                9.75%, 11/01/11..............        31,950
     90,000   Station Casinos, Inc.,
                7.75%, 08/15/16..............        91,125
                                               ------------
                                                    476,950
                                               ------------
              MANUFACTURING -- 0.5%
    120,000   Tyco International Group SA
                (Luxembourg),
                6.38%, 10/15/11..............       125,708
    440,000   Tyco International Group SA
                (Luxembourg),
                6.00%, 11/15/13..............       455,894
                                               ------------
                                                    581,602
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 0.5%
     75,000   DaVita, Inc.,
                7.25%, 03/15/15..............        76,875
      6,000   HCA, Inc.,
                6.30%, 10/01/12..............         5,505
     70,000   HCA, Inc.,
                6.25%, 02/15/13..............        62,125
    110,000   HCA, Inc.,
                6.75%, 07/15/13..............        99,000
     34,000   HCA, Inc.,
                6.50%, 02/15/16(8)...........        28,815
     10,000   HCA, Inc. -- 144A,
                9.13%, 11/15/14..............        10,713
    100,000   HCA, Inc. -- 144A,
                9.25%, 11/15/16..............       107,375

                       See notes to financial statements.

                          TOTAL RETURN BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDICAL EQUIPMENT, SUPPLIES, AND SERVICES
                (CONTINUED)
$    70,000   HCA, Inc. -- 144A,
                9.63%, 11/15/16..............  $     75,425
    125,000   Tenet Healthcare Corp.,
                9.88%, 07/01/14..............       127,812
                                               ------------
                                                    593,645
                                               ------------
              METALS AND MINING -- 0.2%
    230,000   Vale Overseas, Ltd.
                (Cayman Islands),
                6.88%, 11/21/36..............       237,049
                                               ------------
              OFFICE EQUIPMENT, SUPPLIES, AND SERVICES --
                0.0%
     40,000   Xerox Corp.,
                6.75%, 02/01/17..............        42,000
                                               ------------
              OIL, COAL AND GAS -- 3.9%
    210,000   Amerada Hess Corp.,
                7.30%, 08/15/31..............       235,076
     15,000   AmeriGas Partners LP/AmeriGas
                Eagle Finance Corp.,
                7.13%, 05/20/16..............        15,075
    200,000   Anadarko Finance Company,
                Series B,
                7.50%, 05/01/31..............       227,598
    180,000   Anadarko Petroleum Corp.,
                5.95%, 09/15/16..............       180,706
    320,000   Anadarko Petroleum Corp.,
                6.45%, 09/15/36..............       324,431
    130,000   Apache Finance Canada (Canada),
                4.38%, 05/15/15..............       119,840
     55,000   Chesapeake Energy Corp.,
                6.38%, 06/15/15..............        54,725
    150,000   ChevronTexaco Capital Company
                (Canada),
                3.50%, 09/17/07..............       148,265
    390,000   Conoco, Inc.,
                6.95%, 04/15/29..............       444,317
    170,000   Devon Energy Corp.,
                7.95%, 04/15/32..............       207,583
     50,000   El Paso Corp., Series MTN,
                7.80%, 08/01/31..............        54,875
    130,000   El Paso Corp., Series MTN,
                7.75%, 01/15/32..............       143,000
    110,000   El Paso Natural Gas,
                8.38%, 06/15/32..............       133,753
     90,000   Kerr-McGee Corp.,
                6.95%, 07/01/24..............        96,098
    330,000   Kerr-McGee Corp.,
                7.88%, 09/15/31..............       394,857
     30,000   Kinder Morgan Energy
                Partners, LP,
                6.30%, 02/01/09..............        30,413

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$   120,000   Kinder Morgan Energy
                Partners, LP,
                6.75%, 03/15/11..............  $    124,972
     70,000   Opti Canada, Inc. (Canada) --
                144A,
                8.25%, 12/15/14..............        72,275
     45,000   Peabody Energy Corp., Series B,
                6.88%, 03/15/13..............        46,350
    120,000   Pemex Project Funding Master
                Trust,
                7.38%, 12/15/14..............       132,420
     40,000   Pemex Project Funding Master
                Trust,
                6.63%, 06/15/35..............        40,970
    180,000   Petrobas International Finance
                Company (Cayman Islands),
                6.13%, 10/06/16..............       182,700
     70,000   Pogo Producing Company,
                6.88%, 10/01/17..............        67,200
     25,000   Semgroup LP -- 144A,
                8.75%, 11/15/15..............        25,250
     65,000   Suburban Propane Partners,
                6.88%, 12/15/13..............        64,025
    270,000   TNK-BP Finance SA -- 144A
                (Luxembourg),
                7.50%, 07/18/16..............       287,888
     20,000   Vintage Petroleum,
                8.25%, 05/01/12..............        20,991
     50,000   Western Oil Sands, Inc.
                (Canada),
                8.38%, 05/01/12..............        55,750
     80,000   Williams Companies, Inc.,
                8.75%, 03/15/32..............        90,800
    370,000   Williams Companies, Inc.,
                Series A,
                7.50%, 01/15/31..............       385,725
    270,000   XTO Energy, Inc.,
                7.50%, 04/15/12..............       293,664
                                               ------------
                                                  4,701,592
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.4%
    410,000   Weyerhaeuser Company,
                6.75%, 03/15/12..............       430,463
                                               ------------
              PRINTING AND PUBLISHING -- 0.1%
     50,000   Idearc, Inc. -- 144A,
                8.00%, 11/15/16..............        51,000
     40,000   Reader's Digest Association,
                Inc.,
                6.50%, 03/01/11..............        41,300
                                               ------------
                                                     92,300
                                               ------------

                       See notes to financial statements.

                          TOTAL RETURN BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: BANKS -- 1.0%
$   384,318   Washington Mutual Bank, Series
                2005-AR13, Class A1A1,
                Floating Rate,
                5.64%, 10/25/45(3)...........  $    385,075
    447,444   Washington Mutual Bank, Series
                2005-AR15, Class A1A2,
                Floating Rate,
                5.63%, 11/25/45(3)...........       449,452
    314,248   Washington Mutual Bank, Series
                2005-AR8, Class 2A1A,
                Floating Rate,
                5.64%, 07/25/45(3)...........       315,503
                                               ------------
                                                  1,150,030
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL SERVICES --
                1.8%
    368,729   Lehman XS Trust, Series
                2005-5N, Class 1A1, Floating
                Rate,
                5.65%, 11/25/35(3)...........       369,981
    265,428   Lehman XS Trust, Series
                2005-7N, Class 1A1B, Floating
                Rate,
                5.65%, 12/25/35(3)...........       266,667
    755,293   Lehman XS Trust, Series
                2006-GP4, Class 3A1A,
                Floating Rate,
                5.42%, 08/25/46(3)...........       755,179
    140,000   Morgan Stanley Capital I,
                Series 2005-HQ6, Class A4A,
                4.99%, 08/13/42..............       136,866
    630,000   Morgan Stanley Capital I,
                Series 2006-IQ12, Class A4,
                5.33%, 12/15/43..............       628,652
                                               ------------
                                                  2,157,345
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 22.0%
    374,531   Accredited Mortgage Loan Trust,
                Series 2005-3, Class A1,
                Floating Rate,
                5.59%, 09/25/35(3)...........       375,096
    160,446   Adjustable Rate Mortgage Trust,
                Series 2004-2, Class 7A2,
                Floating Rate,
                5.77%, 02/25/35(3)...........       160,775
    154,883   Adjustable Rate Mortgage Trust,
                Series 2004-5, Class 7A2,
                Floating Rate,
                5.73%, 04/25/35(3)...........       155,113
    438,350   American Home Mortgage
                Investment Trust, Series
                2005-4, Class 1A1, Floating
                Rate,
                5.64%, 11/25/45(3)...........       440,396
    400,000   Banc of America Commercial
                Mortgage, Inc., Series
                2005-3, Class A4,
                4.67%, 07/10/43..............       382,786

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   670,476   Banc of America Mortgage
                Securities, Series 2005-A,
                Class 2A1,
                4.46%, 02/25/35..............  $    655,248
    686,623   Bear Stearns Alt-A Trust,
                Series 2004-11, Class 2A2,
                Floating Rate,
                4.95%, 11/25/34(3)...........       698,932
  1,200,000   Bear Stearns Mortgage Funding
                Trust, Series 2006-AR5, Class
                1A1, Floating Rate,
                5.51%, 05/25/36(3)(14).......     1,199,940
     51,252   Chevy Chase Mortgage Funding
                Corp. -- 144A, Series
                2003-2A, Class A1, Floating
                Rate,
                5.73%, 05/25/34(3)...........        51,288
    425,709   Countrywide Alternative Loan
                Trust, Series 2005-36, Class
                3A1, Floating Rate,
                4.96%, 08/25/35(3)...........       422,116
  1,162,956   Countrywide Alternative Loan
                Trust, Series 2005-38, Class
                A3, Floating Rate,
                5.67%, 09/25/35(3)...........     1,167,761
    281,401   Countrywide Alternative Loan
                Trust, Series 2005-44, Class
                1A1, Floating Rate,
                5.68%, 10/25/35(3)...........       282,046
    487,378   Countrywide Alternative Loan
                Trust, Series 2005-59, Class
                1A1, Floating Rate,
                5.65%, 11/20/35(3)...........       489,296
    453,977   Countrywide Alternative Loan
                Trust, Series 2005-J12, Class
                2A1, Floating Rate,
                5.62%, 08/25/35(3)...........       455,153
  1,359,996   Countrywide Alternative Loan
                Trust, Series 2006-OA2, Class
                A5, Floating Rate,
                5.58%, 05/20/46(3)...........     1,362,342
    632,450   Countrywide Alternative Loan
                Trust, Series 2006-OA6, Class
                1A1A, Floating Rate,
                5.56%, 07/25/46(3)...........       631,713
    224,530   Countrywide Asset-Backed
                Certificates, Series 2005-11,
                Class AF1, Floating Rate,
                5.53%, 02/25/36(3)...........       224,733
    130,000   Countrywide Asset-Backed
                Certificates, Series 2005-4,
                Class AF3,
                4.46%, 10/25/35..............       128,636
    855,078   Countrywide Home Equity Loan
                Trust -- 144A, Series
                2006-RES, Class 4Q1B,
                Floating Rate,
                5.65%, 12/15/33(3)...........       856,681

                       See notes to financial statements.

                          TOTAL RETURN BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   286,355   Countrywide Home Equity Loan
                Trust, Series 2005-G, Class
                2A, Floating Rate,
                5.58%, 12/15/35(3)...........  $    286,847
    447,227   Countrywide Home Loans -- 144A,
                Series 2005-R3, Class AF,
                Floating Rate,
                5.72%, 09/25/35(3)...........       449,936
    300,078   Countrywide Home Loans, Series
                2004-23, Class A,
                Floating Rate,
                7.41%, 11/25/34(3)...........       305,877
    809,603   Countrywide Home Loans, Series
                2005-3, Class 1A2, Floating
                Rate,
                5.64%, 04/25/35(3)...........       812,682
    593,441   Credit Suisse Mortgage Capital
                Certificates -- 144A, Series
                2006-CF2, Class A1, Floating
                Rate,
                5.58%, 05/25/36(3)...........       593,412
    141,785   First Franklin Mortgage Loan
                Asset Backed Certificates,
                Series 2004-FF10, Class A2,
                Floating Rate,
                5.75%, 12/25/32(3)...........       142,100
    210,000   GE Capital Commercial Mortgage
                Corp., Series 2005-C4, Class
                A4, Floating Rate,
                5.33%, 11/10/45(3)...........       211,059
    351,797   GMAC Mortgage Corp. Loan Trust,
                Series 2003-AR2, Class 1A1,
                Floating Rate,
                5.53%, 12/19/33(3)...........       357,763
    357,247   GMAC Mortgage Corp. Loan Trust,
                Series 2005-AR1, Class 3A,
                Floating Rate,
                4.67%, 03/18/35(3)...........       352,706
    766,132   Greenpoint Mortgage Funding
                Trust, Series 2006-AR4, Class
                A1A, Floating Rate,
                5.45%, 09/25/46(3)...........       766,270
    200,000   GS Mortgage Securities Corp.
                II, Series 2005-GG4, Class
                AABA,
                4.68%, 07/10/39..............       194,355
    144,807   Impac CMB Trust, Series
                2003-10, Class 1A1, Floating
                Rate,
                6.05%, 10/25/33(3)...........       144,956
  1,149,852   Impac CMB Trust, Series 2004-2,
                Class A1, Floating Rate,
                5.87%, 04/25/34(3)...........     1,150,745
    236,346   Impac CMB Trust, Series 2004-6,
                Class 1A1, Floating Rate,
                5.75%, 10/25/34(3)...........       237,438
    124,351   IndyMac Index Mortgage Loan
                Trust, Series 2005-AR15,
                Class A2,
                5.10%, 09/25/35..............       120,776

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   296,000   IXIS Real Estate Capital Trust,
                Series 2006-HE1, Class A1,
                Floating Rate,
                5.44%, 03/25/36(3)...........  $    296,202
    361,313   JPMorgan Mortgage Trust, Series
                2004-A3, Class 1A1, Floating
                Rate,
                4.30%, 07/25/34(3)...........       358,692
    100,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C3, Class
                A5,
                4.74%, 07/15/30..............        96,194
    100,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C3, Class
                AAB,
                4.66%, 07/15/30..............        97,122
    200,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C5, Class
                A4,
                4.95%, 09/15/40..............       195,187
    500,000   Merrill Lynch Mortgage
                Investors, Inc., Series
                2005-A4, Class 2A2,
                4.46%, 07/25/35..............       486,992
    400,000   Merrill Lynch Mortgage
                Investors, Inc., Series
                2005-A5, Class A3,
                4.44%, 06/25/35..............       393,048
    220,000   Merrill Lynch Mortgage Trust,
                Series 2006-C1, Class A4,
                Floating Rate,
                5.66%, 05/12/39(3)...........       226,533
    294,753   MLCC Mortgage Investors, Inc.,
                Series 2003-F, Class A1,
                Floating Rate,
                5.67%, 10/25/28(3)...........       294,777
    584,707   Prime Mortgage Trust -- 144A,
                Series 2006-DR1, Class 1A1,
                5.50%, 05/25/35..............       580,677
    289,902   Prime Mortgage Trust -- 144A,
                Series 2006-DR1, Class 1A2,
                6.00%, 05/25/35..............       291,691
  1,273,130   Prime Mortgage Trust -- 144A,
                Series 2006-DR1, Class 2A1,
                5.50%, 05/25/35..............     1,261,978
  1,078,026   Prime Mortgage Trust -- 144A,
                Series 2006-DR1, Class 2A2,
                6.00%, 05/25/35..............     1,074,986
  1,200,000   Residential Accredited Loans,
                Inc., Series 2006-Q10, Class
                A1, Floating Rate,
                5.51%, 01/25/37(3)...........     1,199,880
    355,103   Structured Adjustable Rate
                Mortgage Loan, Series
                2005-15, Class 1A1,
                5.06%, 07/25/35..............       352,297

                       See notes to financial statements.

                          TOTAL RETURN BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   228,395   Structured Asset Mortgage
                Investments, Inc., Series
                2003-AR4, Class A1, Floating
                Rate,
                5.70%, 01/19/34(3)...........  $    228,952
    646,107   Structured Asset Mortgage
                Investments, Inc., Series
                2006-AR6, Class 1A3, Floating
                Rate,
                5.51%, 12/25/35(3)...........       647,755
    753,964   Thornburg Mortgage Securities
                Trust, Series 2005-4, Class
                A4, Floating Rate,
                5.55%, 12/25/35(3)...........       753,731
    949,391   Thornburg Mortgage Securities
                Trust, Series 2006-1, Class
                A3, Floating Rate,
                5.52%, 01/25/36(3)...........       948,673
    582,167   Zuni Mortgage Loan Trust,
                Series 2006-0A1, Class A1,
                Floating Rate,
                5.45%, 08/25/36(3)...........       581,806
                                               ------------
                                                 26,634,146
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 0.6%
    700,000   SLM Student Loan Trust, Series
                2006-5, Class A2,
                Floating Rate,
                5.37%, 07/25/17(2)...........       700,425
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.1%
     35,000   Forest City Enterprises, Inc.,
                7.63%, 06/01/15..............        35,875
     30,000   Forest City Enterprises, Inc.,
                6.50%, 02/01/17..............        29,550
                                               ------------
                                                     65,425
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.1%
     40,000   Host Marriott LP, Series Q,
                6.75%, 06/01/16..............        40,250
     10,000   Ventas Realty LP/Ventas Capital
                Corp.,
                9.00%, 05/01/12..............        11,350
     30,000   Ventas Realty LP/Ventas Capital
                Corp.,
                6.50%, 06/01/16..............        30,900
                                               ------------
                                                     82,500
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.0%
     10,000   Cie Generale de Geophysique
                (France),
                7.50%, 05/15/15..............        10,100
                                               ------------
              SEMICONDUCTORS -- 0.0%
     15,000   NXP BV/NXP Funding LLC
                (the Netherlands) -- 144A,
                7.88%, 10/15/14(8)...........        15,581
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.6%
$    90,000   AT&T, Inc.,
                5.10%, 09/15/14..............  $     87,522
     10,000   Bellsouth Corp.,
                4.75%, 11/15/12..............         9,662
     55,000   Cincinnati Bell, Inc.,
                7.00%, 02/15/15..............        55,344
    185,000   Deutsche Telecom International
                Finance BV (the Netherlands),
                5.75%, 03/23/16..............       182,604
     40,000   Intelsat Bermuda, Ltd. -- 144A
                (Bermuda),
                9.25%, 06/15/16..............        43,200
     55,000   Intelsat, Ltd. (Bermuda),
                7.63%, 04/15/12..............        51,563
    100,000   Koninklijke KPN NV (the
                Netherlands),
                8.00%, 10/01/10..............       107,986
    115,000   Koninklijke KPN NV (the
                Netherlands),
                8.38%, 10/01/30..............       132,127
    300,000   Nextel Communications, Inc.,
                Series E,
                6.88%, 10/31/13..............       303,406
    190,000   Qwest Communications
                International, Inc., Floating
                Rate,
                8.87%, 02/15/09(2)...........       193,325
    150,000   Sprint Capital Corp.,
                8.38%, 03/15/12..............       166,884
     40,000   Sprint Capital Corp.,
                8.75%, 03/15/32..............        48,281
    280,000   Sprint Nextel Corp.,
                6.00%, 12/01/16..............       273,396
    190,000   Telecom Italia Capital
                (Luxembourg),
                5.25%, 10/01/15..............       177,785
     40,000   Verizon Global Funding Corp.,
                7.38%, 09/01/12..............        43,784
     20,000   Windstream Corp. -- 144A,
                8.63%, 08/01/16..............        22,000
                                               ------------
                                                  1,898,869
                                               ------------
              TRANSPORTATION -- 0.3%
     40,000   Gulfmark Offshore, Inc.,
                7.75%, 07/15/14..............        41,000
     70,000   Horizon Lines LLC,
                9.00%, 11/01/12..............        73,850
     90,000   OMI Corp. (Marshall Islands),
                7.63%, 12/01/13..............        92,475
    130,000   Teekay Shipping Corp.
                (Marshall Islands),
                8.88%, 07/15/11..............       140,238
     50,000   Union Pacific Corp.,
                5.38%, 05/01/14..............        49,717
                                               ------------
                                                    397,280
                                               ------------

                       See notes to financial statements.

                          TOTAL RETURN BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES -- 1.2%
$    85,000   AES Corp.,
                7.75%, 03/01/14..............  $     90,100
     30,000   Dominion Resources, Inc.,
                4.75%, 12/15/10..............        29,336
    100,000   Dominion Resources, Inc.,
                5.70%, 09/17/12(8)...........       101,255
    190,000   Exelon Corp.,
                5.63%, 06/15/35..............       179,586
     70,000   FirstEnergy Corp., Series B,
                6.45%, 11/15/11..............        73,073
    440,000   FirstEnergy Corp., Series C,
                7.38%, 11/15/31..............       502,611
     30,000   NRG Energy, Inc.,
                7.25%, 02/01/14..............        30,300
     30,000   NRG Energy, Inc.,
                7.38%, 02/01/16..............        30,225
     20,000   Oncor Electric Delivery
                Company,
                6.38%, 01/15/15..............        20,648
    180,000   Pacific Gas & Electric Company,
                6.05%, 03/01/34..............       182,149
     90,000   TXU Corp., Series P,
                5.55%, 11/15/14..............        85,891
    100,000   TXU Corp., Series R,
                6.55%, 11/15/34..............        94,023
                                               ------------
                                                  1,419,197
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $57,647,313)...........    57,859,237
                                               ------------
  SHARES
  ------
              CONVERTIBLE PREFERRED STOCKS -- 0.2%
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS
      9,300   General Motors Corp., Series A,
                4.50% (Cost $217,415)........       235,104
                                               ------------
 PRINCIPAL
 ---------
              CONVERTIBLE BONDS -- 0.1%
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS
$    80,000   Ford Motor Company,
                4.25%, 12/15/36 (Cost
                $80,000).....................        85,900
                                               ------------
              MUNICIPAL BONDS -- 0.6%
              VIRGINIA
    729,916   Virginia State Housing
                Development Authority, Series
                C, Revenue Bond,
                6.00%, 06/25/34 (Cost
                $717,919)....................       729,937
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 2.4%
$   320,000   Bundesrepublic Deutschland
                (Germany), Series 04,
                3.75%, 01/04/15(19)..........  $    416,559
     10,000   Federal Republic of Brazil
                (Brazil),
                8.88%, 04/15/24..............        12,485
     35,000   Federal Republic of Brazil
                (Brazil),
                10.13%, 05/15/27.............        49,263
$   286,000   Federal Republic of Brazil
                (Brazil),
                11.00%, 08/17/40(8)..........  $    379,308
     59,648   Government of Canada Real
                Return Bonds (Canada),
                4.00%, 12/01/31(17)..........        74,218
     25,000   Republic of Colombia
                (Colombia),
                11.75%, 02/25/20.............        36,438
    100,000   Republic of Colombia
                (Colombia), Series MTN,
                7.38%, 09/18/37..............       107,600
     94,000   Republic of Panama (Panama),
                7.13%, 01/29/26..............       101,990
  1,060,000   Russian Federation
                (Russia) -- 144A,
                5.00%, 03/31/30..............     1,199,200
      8,000   United Mexican States (Mexico),
                5.63%, 01/15/17..............         8,028
     90,000   United Mexican States (Mexico),
                Series MTN,
                8.30%, 08/15/31..............       115,290
    332,000   United Mexican States (Mexico),
                Series MTNA,
                7.50%, 04/08/33..............       392,590
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS (Cost
                $2,783,956)..................     2,892,969
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 0.3%
              FEDERAL HOME LOAN BANK
    310,000   Series 633,
                4.80%, 02/15/07 (Cost
                $310,000)....................       310,000
                                               ------------
              SECURITIES LENDING COLLATERAL -- 3.5%
  4,274,335   Securities Lending Collateral
                Investment (Note 4)
                (Cost $4,274,335)............     4,274,335
                                               ------------
              TOTAL SECURITIES (Cost
                $149,309,902)................   149,220,111
                                               ------------

                       See notes to financial statements.

                          TOTAL RETURN BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 20.7%
$25,011,936   Investors Bank and Trust, dated
                12/29/06, 4.76%, due
                01/02/07, repurchase proceeds
                at maturity $25,025,164
                (Collateralized by Freddie
                Mac Adjustable Rate Mortgage,
                5.85%, due 10/01/36 with a
                value of $24,921,304 and
                Government National Mortgage
                Association Adjustable Rate
                Mortgage, 5.38%, due
                03/20/24, with a value of
                $1,341,228)
                (Cost $25,011,936)...........  $ 25,011,936
                                               ------------
              Total Investments before Call
                and Put Options Written --
                144.4% (Cost $174,321,838)...   174,232,047
                                               ------------
 CONTRACTS
 ---------
              CALL OPTIONS WRITTEN -- (0.0)%
        (25)  US Treasury Note (10 Year)
                March Future, Expiring
                February 2007 @ 110..........  $     (1,953)
         (1)  US Treasury Note (10 Year)
                March Future, Expiring
                February 2007 @ 111..........           (31)
                                               ------------
              TOTAL CALL OPTIONS WRITTEN
                (Premium $6,964).............        (1,984)
                                               ------------

 CONTRACTS
 ---------
              PUT OPTIONS WRITTEN -- (0.0)%
        (25)  US Treasury Note (10 Year)
                March Future, Expiring
                February 2007 @ 106..........  $     (5,078)
        (26)  US Treasury Note (10 Year)
                March Future, Expiring
                February 2007 @ 107..........       (12,594)
                                               ------------
              TOTAL PUT OPTIONS WRITTEN
                (Premium $15,432)............       (17,672)
                                               ------------
              Total Investments net of Call
                and Put Options
                Written -- 144.4% (Cost
                $174,299,442)................   174,212,391
              Liabilities less other
                assets -- (44.4)%............   (53,575,964)
                                               ------------
              NET ASSETS -- 100.0%...........  $120,636,427
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2006 is $174,320,904.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation............  $ 776,631
    Gross unrealized depreciation............   (885,144)
                                               ---------
    Net unrealized depreciation..............  $(108,513)
                                               =========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 85.3%
              ADVERTISING -- 1.7%
$ 3,745,000   Advanstar Communications, Inc.,
                10.75%, 08/15/10.............  $  4,049,281
    470,000   Affinion Group, Inc.,
                10.13%, 10/15/13.............       500,550
    945,000   Affinion Group, Inc.,
                11.50%, 10/15/15.............     1,004,063
    645,000   Lamar Media Corp., Series B,
                6.63%, 08/15/15..............       642,581
  1,305,000   RH Donnelley Corp.,
                6.88%, 01/15/13..............     1,257,694
    660,000   RH Donnelley Corp., Series A-1,
                6.88%, 01/15/13..............       636,075
    720,000   RH Donnelley Corp., Series A-2,
                6.88%, 01/15/13..............       693,900
                                               ------------
                                                  8,784,144
                                               ------------
              AEROSPACE AND DEFENSE -- 0.5%
    575,000   Argo-Tech Corp.,
                9.25%, 06/01/11..............       623,875
    415,000   Armor Holdings, Inc.,
                8.25%, 08/15/13..............       433,675
    450,000   CPI Holdco, Inc., Floating
                Rate,
                11.30%, 02/01/15(11).........       464,625
    980,000   DRS Technologies, Inc.,
                7.63%, 02/01/18..............     1,014,300
                                               ------------
                                                  2,536,475
                                               ------------
              AGRICULTURAL EQUIPMENT -- 1.2%
  3,035,000   Case New Holland, Inc.,
                9.25%, 08/01/11..............     3,228,481
  2,780,000   Case New Holland, Inc.,
                7.13%, 03/01/14..............     2,835,600
                                               ------------
                                                  6,064,081
                                               ------------
              AGRICULTURE -- 0.3%
    675,000   The Mosaic Company -- 144A,
                7.38%, 12/01/14..............       696,094
    675,000   The Mosaic Company -- 144A,
                7.63%, 12/01/16..............       702,844
                                               ------------
                                                  1,398,938
                                               ------------
              AIRLINES -- 0.2%
    610,374   Continental Airlines, Inc.,
                Series 2001-1,
                7.03%, 06/15/11..............       608,466
    500,000   Delta Air Lines, Inc.,
                7.90%, 12/15/09(9)...........       337,500
                                               ------------
                                                    945,966
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              APPAREL: MANUFACTURING AND RETAIL -- 4.2%
$ 2,135,000   Hanesbrands, Inc. -- 144A,
                Floating Rate,
                8.74%, 12/15/14(11)..........  $  2,183,038
  4,035,000   Levi Strauss & Company,
                12.25%, 12/15/12.............     4,509,112
    690,000   Levi Strauss & Company,
                9.75%, 01/15/15..............       746,925
  2,110,000   Levi Strauss & Company,
                8.88%, 04/01/16..............     2,215,500
  2,940,000   Levi Strauss & Company,
                Floating Rate,
                10.12%, 04/01/12(2)..........     3,031,875
  2,695,000   Oxford Industries, Inc.,
                8.88%, 06/01/11..............     2,796,063
  2,920,000   Perry Ellis International,
                Inc., Series B,
                8.88%, 09/15/13..............     2,934,600
  1,830,000   Phillips Van-Heusen Corp.,
                7.25%, 02/15/11..............     1,875,750
    685,000   Phillips Van-Heusen Corp.,
                8.13%, 05/01/13..............       722,675
                                               ------------
                                                 21,015,538
                                               ------------
              AUTOMOBILE: RENTAL -- 0.6%
  2,545,000   Hertz Corp. -- 144A,
                8.88%, 01/01/14..............     2,678,612
    475,000   Rental Service Corp. -- 144A,
                9.50%, 12/01/14..............       492,813
                                               ------------
                                                  3,171,425
                                               ------------
              AUTOMOBILE: RETAIL -- 0.1%
    660,000   AutoNation, Inc., Floating
                Rate,
                7.37%, 04/15/13(2)...........       666,600
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 1.5%
  2,610,000   Collins & Aikman Products
                Company, Series B,
                9.75%, 02/15/10..............     2,681,774
    395,000   Commercial Vehicle Group,
                8.00%, 07/01/13..............       388,088
  1,000,000   Tenneco Automotive, Inc.,
                8.63%, 11/15/14..............     1,025,000
  2,195,000   Tenneco Automotive, Inc.,
                Series B,
                10.25%, 07/15/13.............     2,414,500
    775,000   Titan International,
                Inc. -- 144A,
                8.00%, 01/15/12..............       783,719
    354,000   TRW Automotive, Inc.,
                11.00%, 02/15/13.............       389,843
                                               ------------
                                                  7,682,924
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA -- 6.0%
$   620,000   Adelphia Communications,
                10.25%, 11/01/06(9)(13)......  $    565,750
    840,000   Adelphia Communications,
                10.25%, 06/15/11(9)..........       802,200
    305,000   Adelphia Communications, Series
                B,
                9.25%, 10/01/02(9)(13).......       279,075
  2,075,000   Cablevision Systems Corp.,
                Class B, Floating Rate,
                9.87%, 04/01/09(11)..........     2,199,500
  1,530,000   CCH I LLC/CCH I Capital Corp.,
                11.00%, 10/01/15.............     1,577,813
  5,970,000   CCO Holdings LLC/Capital Corp.,
                8.75%, 11/15/13..............     6,231,187
    980,000   CSC Holdings, Inc.,
                7.25%, 07/15/08..............       993,475
    105,000   CSC Holdings, Inc., Series B,
                8.13%, 07/15/09..............       109,331
    635,000   CSC Holdings, Inc., Series B,
                8.13%, 08/15/09..............       661,194
    135,000   CSC Holdings, Inc., Series B,
                7.63%, 04/01/11..............       138,206
  4,700,000   Insight Communications Company,
                Inc.,
                12.25%, 02/15/11.............     4,934,999
  1,235,000   Kabel Deutschland GMBH
                (Germany),
                10.63%, 07/01/14.............     1,375,481
    715,000   LBI Media, Inc.,
                10.13%, 07/15/12.............       762,369
    570,000   LBI Media, Inc.,
                zero coupon, 10/15/13(7).....       493,763
  1,215,000   Mediacom Broadband LLC/
                Mediacom Broadband Corp. --
                144A,
                8.50%, 10/15/15..............     1,236,263
  1,880,000   Rainbow National Services
                LLC -- 144A,
                8.75%, 09/01/12..............     1,985,750
  2,670,000   Rainbow National Services
                LLC -- 144A,
                10.38%, 09/01/14.............     2,980,387
  2,885,000   Sirius Satellite Radio, Inc.,
                9.63%, 08/01/13..............     2,852,544
    185,000   XM Satellite Radio, Inc.,
                9.75%, 05/01/14..............       185,925
                                               ------------
                                                 30,365,212
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CHEMICALS -- 3.2%
$ 1,381,000   Crystal US Holdings 3
                LLC/Crystal US Sub 3
                Corp. --
                Series B,
                zero coupon, 10/01/14(7).....  $  1,194,565
  1,210,000   Equistar Chemical/Funding,
                10.63%, 05/01/11.............     1,294,700
  1,086,000   Huntsman LLC,
                11.63%, 10/15/10.............     1,191,885
  1,160,000   Ineos Group Holdings PLC --
                144A (United Kingdom),
                8.50%, 02/15/16..............     1,113,600
    320,000   Lyondell Chemical Company,
                11.13%, 07/15/12.............       345,600
  1,301,000   Lyondell Chemical Company,
                10.50%, 06/01/13.............     1,437,605
  1,865,000   Lyondell Chemical Company,
                8.00%, 09/15/14..............     1,944,263
    930,000   Lyondell Chemical Company,
                8.25%, 09/15/16..............       981,150
    830,000   Nova Chemicals Corp. (Canada),
                Floating Rate,
                8.50%, 11/15/13(11)..........       834,150
  2,900,000   OM Group, Inc.,
                9.25%, 12/15/11..............     3,048,625
  1,375,000   Reichhold Industries, Inc. --
                144A,
                9.00%, 08/15/14..............     1,354,375
  1,148,000   Rockwood Specialties Corp.,
                10.63%, 05/15/11.............     1,228,360
                                               ------------
                                                 15,968,878
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 1.9%
    475,000   Activant Solutions,
                Inc. -- 144A,
                9.50%, 05/01/16..............       444,125
  1,800,000   Interface, Inc.,
                10.38%, 02/01/10.............     1,998,000
    170,000   Interface, Inc.,
                9.50%, 02/01/14..............       179,350
  1,125,000   Sungard Data Systems, Inc.,
                9.13%, 08/15/13..............     1,186,875
    840,000   Sungard Data Systems, Inc.,
                Floating Rate,
                9.97%, 08/15/13(11)..........       876,750
  4,325,000   UGS Corp.,
                10.00%, 06/01/12.............     4,735,875
                                               ------------
                                                  9,420,975
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.2%
$ 1,775,000   Dayton Superior Corp.,
                10.75%, 09/15/08.............  $  1,863,750
    775,000   ESCO Corp. -- 144A,
                8.63%, 12/15/13..............       800,188
    775,000   ESCO Corp. -- 144A, Floating
                Rate,
                9.24%, 12/15/13(2)...........       790,500
  1,306,000   Goodman Global Holdings, Series
                B, Floating Rate,
                8.36%, 06/15/12(11)..........     1,328,855
    650,000   Interline Brands, Inc.,
                8.13%, 06/15/14..............       671,125
  3,660,000   Nortek, Inc.,
                8.50%, 09/01/14..............     3,605,099
  1,555,000   Panolam Industries
                International -- 144A,
                10.75%, 10/01/13.............     1,644,413
    330,000   Stanley-Martin Communities LLC,
                9.75%, 08/15/15..............       262,350
                                               ------------
                                                 10,966,280
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.3%
    815,000   Amscan Holdings, Inc.,
                8.75%, 05/01/14..............       797,681
    755,000   Steinway Musical Instruments --
                144A,
                7.00%, 03/01/14..............       741,788
                                               ------------
                                                  1,539,469
                                               ------------
              CONTAINERS AND PACKAGING -- 1.1%
    745,000   BPC Holding Corp./Berry Plastic
                Corp. -- 144A,
                8.88%, 09/15/14..............       759,900
    555,000   BPC Holding Corp./Berry Plastic
                Corp. -- 144A, Floating Rate,
                9.24%, 09/15/14(2)...........       564,713
  1,055,000   Intertape Polymer US, Inc.,
                8.50%, 08/01/14..............       957,413
    400,000   Jefferson Smurfit Corp.,
                7.50%, 06/01/13..............       378,000
    990,206   Pliant Corp.,
                11.85%, 06/15/09(14).........     1,080,625
  2,015,000   Stone Container Finance Company
                of Canada (Canada),
                7.38%, 07/15/14..............     1,884,024
                                               ------------
                                                  5,624,675
                                               ------------
              DISTRIBUTION -- 0.2%
    916,000   Jafra Cosmetics International,
                10.75%, 05/15/11.............       983,555
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              EDUCATION -- 1.0%
$ 1,700,000   Education Management
                LLC -- 144A,
                8.75%, 06/01/14..............  $  1,768,000
  2,335,000   Education Management
                LLC -- 144A,
                10.25%, 06/01/16.............     2,480,938
    740,000   Knowledge Learning Center --
                144A,
                7.75%, 02/01/15..............       712,250
                                               ------------
                                                  4,961,188
                                               ------------
              ELECTRONICS -- 0.1%
    550,000   Muzak LLC,
                10.00%, 02/15/09.............       528,688
                                               ------------
              ENERGY SERVICES -- 0.3%
  1,360,000   Verasun Energy Corp.,
                9.88%, 12/15/12..............     1,448,400
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 1.4%
  1,160,000   Aleris International,
                Inc. -- 144A,
                9.00%, 12/15/14..............     1,171,600
  2,560,000   Aleris International,
                Inc. -- 144A,
                10.00%, 12/15/16.............     2,579,200
  1,150,000   Allied Waste North America,
                Inc.,
                7.25%, 03/15/15..............     1,157,188
  1,800,000   Waste Services, Inc.,
                9.50%, 04/15/14..............     1,885,500
                                               ------------
                                                  6,793,488
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 0.1%
    365,000   United Rentals North America, Inc.,
                7.75%, 11/15/13..............       368,194
                                               ------------
              FINANCIAL SERVICES -- 5.1%
  1,335,000   BCP US Crystal Holdings Corp.,
                9.63%, 06/15/14..............     1,481,850
  1,765,000   Ford Motor Credit Company,
                6.63%, 06/16/08..............     1,764,396
  3,090,000   Ford Motor Credit Company,
                7.38%, 10/28/09..............     3,098,522
  1,465,000   Ford Motor Credit Company,
                7.88%, 06/15/10..............     1,478,267
    100,000   Ford Motor Credit Company,
                9.88%, 08/10/11..............       107,051
  5,220,000   Ford Motor Credit Company,
                Floating Rate,
                8.37%, 11/02/07(2)...........     5,302,184
  2,400,000   Ford Motor Credit Company,
                Floating Rate,
                8.11%, 01/13/12(2)...........     2,381,124

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$   470,000   General Motors Acceptance
                Corp.,
                5.85%, 01/14/09..............  $    468,440
    170,000   General Motors Acceptance
                Corp.,
                7.00%, 02/01/12..............       175,572
  5,375,000   General Motors Acceptance
                Corp.,
                8.00%, 11/01/31..............     6,188,780
    935,000   GMAC LLC,
                5.13%, 05/09/08..............       925,300
  2,380,000   Residential Capital Corp. --
                144A, Floating Rate,
                7.20%, 04/17/09(2)...........     2,393,147
                                               ------------
                                                 25,764,633
                                               ------------
              FOOD AND BEVERAGE -- 2.6%
  3,725,000   ASG Consolidated LLC/ASG
                Finance, Inc.,
                zero coupon, 11/01/11(7).....     3,333,875
  2,475,000   Dean Foods Company,
                7.00%, 06/01/16..............     2,512,125
  2,350,000   Dole Foods Company,
                8.63%, 05/01/09..............     2,347,063
  1,415,000   Pierre Foods, Inc.,
                9.88%, 07/15/12..............     1,464,525
  3,240,000   Pinnacle Foods Holding Corp.,
                8.25%, 12/01/13..............     3,333,150
                                               ------------
                                                 12,990,738
                                               ------------
              FUNERAL SERVICES -- 0.2%
  1,090,000   Service Corp. International,
                7.00%, 06/15/17..............     1,109,075
                                               ------------
              INSURANCE -- 0.5%
  2,615,000   Multiplan, Inc. -- 144A,
                10.38%, 04/15/16.............     2,615,000
                                               ------------
              LEISURE AND RECREATION -- 10.7%
  2,365,000   AMC Entertainment, Inc.,
                9.88%, 02/01/12..............     2,495,075
    820,000   AMC Entertainment, Inc.,
                11.00%, 02/01/16.............       924,550
    270,000   AMC Entertainment, Inc.,
                Floating Rate,
                9.62%, 08/15/10(2)...........       280,463
  1,225,000   Buffalo Thunder Development
                Authority -- 144A,
                9.38%, 12/15/14..............     1,249,500
  1,105,000   CCM Merger, Inc. -- 144A,
                8.00%, 08/01/13..............     1,085,663

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$ 1,200,000   Chukchansi Economic Development
                Authority -- 144A, Floating
                Rate,
                8.88%, 11/15/12(11)..........  $  1,239,000
    181,058   Eldorado Casino Shreveport,
                10.00%, 08/01/12.............       172,910
  2,240,000   Galaxy Entertainment Finance --
                144A (Hong Kong),
                9.88%, 12/15/12..............     2,410,800
  1,000,000   Galaxy Entertainment Finance --
                144A (Hong Kong), Floating
                Rate,
                10.35%, 12/15/10(11).........     1,065,000
  3,025,000   GreekTown Holdings -- 144A,
                10.75%, 12/01/13.............     3,176,249
  1,042,004   HRP Myrtle Beach
                Holdings/CA -- 144A,
                14.50%, 04/01/14(12).........     1,099,314
    945,000   HRP Myrtle Beach
                Operations/CA -- 144A,
                12.50%, 04/01/13.............       948,544
  1,730,000   HRP Myrtle Beach
                Operations/CA -- 144A,
                Floating Rate,
                10.12%, 04/01/12(11).........     1,738,650
  1,955,000   Inn of The Mountain Gods,
                12.00%, 11/15/10.............     2,121,175
  1,410,000   Las Vegas Sands Corp.,
                6.38%, 02/15/15..............     1,372,988
    890,000   Majestic Holdco LLC -- 144A,
                zero coupon, 10/15/11(7).....       600,750
  3,245,000   Marquee Holdings, Inc.,
                zero coupon, 08/15/14(7).....     2,737,969
  1,500,000   MGM MIRAGE,
                6.63%, 07/15/15..............     1,436,250
    460,000   Mohegan Tribal Gaming
                Authority,
                8.00%, 04/01/12..............       481,275
  2,275,000   OED Corp./Diamond JO,
                8.75%, 04/15/12..............     2,263,625
  1,330,000   San Pasqual Casino -- 144A,
                8.00%, 09/15/13..............     1,373,225
    455,000   Station Casinos, Inc.,
                6.00%, 04/01/12..............       433,956
    250,000   Station Casinos, Inc.,
                7.75%, 08/15/16..............       253,125
    695,000   The Majestic Star Casino LLC,
                9.50%, 10/15/10..............       733,225
    905,000   The Majestic Star Casino LLC/
                Majestic Star Casino Capital
                Corp. II,
                9.75%, 01/15/11..............       900,475

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$ 7,865,000   Trump Entertainment Resorts,
                Inc.,
                8.50%, 06/01/15..............  $  7,864,999
  1,550,000   Tunica-Biloxi Gaming
                Authority -- 144A,
                9.00%, 11/15/15..............     1,612,000
    375,000   Turning Stone Resort Casino --
                144A,
                9.13%, 09/15/14..............       385,313
  2,915,000   Universal City Development
                Partners, Ltd.,
                11.75%, 04/01/10.............     3,137,268
  3,340,000   Universal City Florida,
                Floating Rate,
                10.12%, 05/01/10(2)..........     3,465,249
  1,897,000   Waterford Gaming LLC -- 144A,
                8.63%, 09/15/12..............     2,015,563
  2,585,000   Wynn Las Vegas LLC/Capital
                Corp.,
                6.63%, 12/01/14..............     2,581,769
                                               ------------
                                                 53,655,917
                                               ------------
              MACHINERY -- 1.1%
  2,075,000   Allis Chalmers Energy, Inc. --
                144A,
                9.00%, 01/15/14..............     2,095,750
  1,010,000   Altra Industrial Motion,
                9.00%, 12/01/11..............     1,035,250
    830,000   Chart Industries, Inc. -- 144A,
                9.13%, 10/15/15..............       879,800
    905,000   Stewart & Stevenson LLC --
                144A,
                10.00%, 07/15/14.............       954,775
    305,000   The Manitowoc Company, Inc.,
                10.50%, 08/01/12.............       329,019
                                               ------------
                                                  5,294,594
                                               ------------
              MANUFACTURING -- 0.7%
  2,105,000   Amsted Industries,
                Inc. -- 144A,
                10.25%, 10/15/11.............     2,262,875
    675,000   Bombardier, Inc. --
                144A (Canada),
                8.00%, 11/15/14..............       695,250
     10,000   Koppers, Inc.,
                9.88%, 10/15/13..............        10,925
    380,000   Nutro Products, Inc. -- 144A,
                Floating Rate,
                9.40%, 10/15/13(11)..........       395,200
    720,000   Venture Holdings Trust, Series
                B,
                9.50%, 07/01/05(9)(13).......         3,600
                                               ------------
                                                  3,367,850
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 5.0%
$ 1,485,000   Accellent, Inc.,
                10.50%, 12/01/13.............  $  1,548,113
  2,235,000   AMR Holding Company/Emcare
                Holding Company,
                10.00%, 02/15/15.............     2,430,562
  1,035,000   CDRV Investors, Inc.,
                zero coupon, 01/01/15(7).....       807,300
    270,000   Concentra Operating Corp.,
                9.50%, 08/15/10..............       284,850
    220,000   Concentra Operating Corp.,
                9.13%, 06/01/12..............       232,100
    205,000   HCA, Inc.,
                8.75%, 09/01/10..............       214,225
  3,165,000   HCA, Inc. -- 144A,
                9.25%, 11/15/16..............     3,398,418
  1,440,000   HCA, Inc. -- 144A,
                9.63%, 11/15/16..............     1,551,600
    870,000   Inverness Medical Innovations,
                8.75%, 02/15/12..............       909,150
    910,000   National Mentor Holdings --
                144A,
                11.25%, 07/01/14.............       971,425
  1,170,000   Norcross Safety Products LLC --
                Series B,
                9.88%, 08/15/11..............     1,251,900
    985,000   Res-Care, Inc.,
                7.75%, 10/15/13..............     1,014,550
  2,192,207   Safety Products Holdings,
                Series B,
                11.75%, 01/01/12(12)(14).....     2,367,583
    945,000   Triad Hospitals, Inc.,
                7.00%, 05/15/12..............       966,263
  1,115,000   Triad Hospitals, Inc.,
                7.00%, 11/15/13..............     1,127,544
    575,000   US Oncology Holdings, Inc.,
                Floating Rate,
                10.68%, 03/15/15(11).........       593,688
  1,570,000   US Oncology, Inc.,
                9.00%, 08/15/12..............     1,664,200
  1,775,000   US Oncology, Inc.,
                10.75%, 08/15/14.............     1,970,250
  1,985,000   VWR International, Inc.,
                8.00%, 04/15/14..............     2,054,475
                                               ------------
                                                 25,358,196
                                               ------------
              METALS AND MINING -- 2.0%
    645,000   AK Steel Corp.,
                7.88%, 02/15/09..............       648,225
  1,405,000   FMG Finance Property, Ltd. --
                144A (Australia),
                10.63%, 09/01/16.............     1,513,888

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              METALS AND MINING (CONTINUED)
$   870,000   FMG Finance Property, Ltd. --
                144A (Australia), Floating
                Rate,
                9.37%, 09/01/11(2)...........  $    872,175
  1,349,000   Ispat Inland ULC (Canada),
                9.75%, 04/01/14..............     1,509,501
  1,063,000   Mueller Group, Inc.,
                10.00%, 05/01/12.............     1,161,328
    831,000   Mueller Holdings NA, Inc.,
                zero coupon, 04/15/14(7).....       752,055
  1,580,000   Novelis, Inc. -- 144A (Canada),
                8.25%, 02/15/15..............     1,536,550
  2,050,000   RathGibson, Inc.,
                11.25%, 02/15/14.............     2,183,249
                                               ------------
                                                 10,176,971
                                               ------------
              OIL, COAL AND GAS -- 4.9%
    415,000   Alpha Natural Resources,
                10.00%, 06/01/12.............       452,350
    490,000   Clayton William Energy,
                7.75%, 08/01/13..............       454,475
    320,000   Copano Energy LLC,
                8.13%, 03/01/16..............       332,800
  1,895,000   Dynegy Holdings, Inc.,
                8.38%, 05/01/16..............     1,999,225
  1,550,000   Dynegy Holdings, Inc.,
                7.63%, 10/15/26..............     1,511,250
    740,000   El Paso Corp.,
                9.63%, 05/15/12..............       843,600
    160,000   El Paso Production Holding
                Company,
                7.75%, 06/01/13..............       168,200
    685,000   Encore Acquisition Corp.,
                7.25%, 12/01/17..............       666,163
    695,000   Giant Industries, Inc.,
                8.00%, 05/15/14..............       754,944
  1,305,000   Inergy LP/Inergy Finance Corp.,
                6.88%, 12/15/14..............     1,288,688
    135,000   Inergy LP/Inergy Finance Corp.,
                8.25%, 03/01/16..............       142,425
    380,000   Northwest Pipeline Corp.,
                8.13%, 03/01/10..............       397,575
  1,055,000   Ocean Rig Norway AS -- 144A
                (Norway),
                8.38%, 07/01/13..............     1,128,850
  1,930,000   Opti Canada, Inc. (Canada) --
                144A,
                8.25%, 12/15/14..............     1,992,725
    525,000   Parker Drilling Company,
                9.63%, 10/01/13..............       578,156

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$   175,000   Petrobras International Finance
                (Cayman Islands),
                7.75%, 09/15/14..............  $    195,563
  4,215,000   Petrohawk Energy Corp.,
                9.13%, 07/15/13..............     4,446,824
  1,015,000   Quicksilver Resources, Inc.,
                7.13%, 04/01/16..............       997,238
    440,000   Ram Energy, Inc.,
                11.50%, 02/15/08.............       456,500
    480,000   Regency Energy Partners --
                144A,
                8.38%, 12/15/13..............       483,600
  2,535,000   Semgroup LP -- 144A,
                8.75%, 11/15/15..............     2,560,349
    290,000   SESI LLC,
                6.88%, 06/01/14..............       290,000
  2,360,000   United Refining Company,
                10.50%, 08/15/12.............     2,489,800
                                               ------------
                                                 24,631,300
                                               ------------
              PAPER AND FOREST PRODUCTS -- 1.9%
    740,000   Domtar, Inc. (Canada),
                7.13%, 08/01/15..............       728,900
    115,000   Georgia-Pacific Corp.,
                9.50%, 12/01/11..............       126,500
  3,590,000   MDP Acquisitions PLC (Ireland),
                9.63%, 10/01/12..............     3,823,350
  3,910,000   NewPage Corp.,
                10.00%, 05/01/12.............     4,144,600
    665,000   NewPage Corp., Floating Rate,
                11.62%, 05/01/12(2)..........       721,525
                                               ------------
                                                  9,544,875
                                               ------------
              PRINTING AND PUBLISHING -- 2.1%
  3,300,000   American Media Operations,
                Inc., Series B,
                10.25%, 05/01/09.............     3,205,125
  2,281,634   CanWest Media, Inc. (Canada),
                8.00%, 09/15/12..............     2,392,864
    410,000   CBD Media LLC/CBD Finance,
                Inc.,
                8.63%, 06/01/11..............       422,300
  1,241,000   Dex Media West Finance Company,
                Series B,
                9.88%, 08/15/13..............     1,358,895
  1,145,000   Idearc, Inc. -- 144A,
                8.00%, 11/15/16..............     1,167,900
    475,000   MediaNews Group, Inc.,
                6.88%, 10/01/13..............       432,250

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRINTING AND PUBLISHING (CONTINUED)
$   290,000   Medimedia USA, Inc. -- 144A,
                11.38%, 11/15/14.............  $    305,225
  1,000,000   Primedia, Inc., Floating Rate,
                10.75%, 05/15/10(2)..........     1,045,000
                                               ------------
                                                 10,329,559
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.2%
    915,000   HydroChem Industrial Services,
                Inc. -- 144A,
                9.25%, 02/15/13..............       924,150
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.2%
    950,000   Host Hotels & Resorts LP --
                144A,
                6.88%, 11/01/14..............       966,625
                                               ------------
              RETAIL -- 7.1%
  1,125,000   Bon-Ton Department Stores,
                Inc.,
                10.25%, 03/15/14.............     1,155,938
    480,000   General Nutrition Centers,
                Inc.,
                8.50%, 12/01/10..............       495,600
    515,000   General Nutrition Centers,
                Inc.,
                8.63%, 01/15/11..............       544,613
  2,415,000   GNC Parent Corp. -- 144A,
                Floating Rate,
                12.14%, 12/01/11(11).........     2,427,075
  4,540,000   GSC Holdings Corp.,
                8.00%, 10/01/12..............     4,766,999
  4,090,000   GSC Holdings Corp.,
                Floating Rate,
                9.25%, 10/01/11(2)...........     4,263,824
    480,000   Linens 'n Things, Inc.,
                Floating Rate,
                11.00%, 01/15/14(2)..........       468,000
  3,055,000   Michaels Stores, Inc. -- 144A,
                10.00%, 11/01/14.............     3,192,475
  1,150,000   Michaels Stores, Inc. -- 144A,
                11.38%, 11/01/16.............     1,204,625
  3,175,000   Neiman Marcus Group, Inc.,
                9.00%, 10/15/15..............     3,480,594
    525,000   Neiman Marcus Group, Inc.,
                10.38%, 10/15/15.............       586,688
  2,910,000   Rite Aid Corp.,
                8.13%, 05/01/10..............     2,986,388
  4,885,000   Rite Aid Corp. -- 144A,
                6.13%, 12/15/08..............     4,842,255
  1,920,000   Sally Holdings LLC -- 144A,
                9.25%, 11/15/14..............     1,965,600

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              RETAIL (CONTINUED)
$ 2,900,000   Sally Holdings LLC -- 144A,
                10.50%, 11/15/16.............  $  2,972,500
    480,000   Toys "R" Us, Inc.,
                7.38%, 10/15/18..............       391,200
                                               ------------
                                                 35,744,374
                                               ------------
              RETAIL: RESTAURANTS -- 1.0%
  1,140,000   Buffets, Inc. -- 144A,
                12.50%, 11/01/14.............     1,154,250
  1,720,000   El Pollo Loco, Inc.,
                11.75%, 11/15/13.............     1,874,800
  1,740,000   NPC International, Inc., Series
                WI,
                9.50%, 05/01/14..............     1,792,200
                                               ------------
                                                  4,821,250
                                               ------------
              RUBBER PRODUCTS -- 0.3%
    675,000   The Goodyear Tire & Rubber
                Company -- 144A,
                8.63%, 12/01/11..............       700,313
    960,000   The Goodyear Tire & Rubber
                Company -- 144A, Floating
                Rate,
                9.14%, 12/01/09(11)..........       968,400
                                               ------------
                                                  1,668,713
                                               ------------
              SEMICONDUCTORS -- 0.5%
    635,000   Avago Technologies Finance
                Pte., Ltd. -- 144A
                (Singapore),
                10.13%, 12/01/13.............       681,038
  1,155,000   Freescale
                Semiconductor -- 144A,
                8.88%, 12/15/14..............     1,156,443
    480,000   Freescale
                Semiconductor -- 144A,
                9.13%, 12/15/14(12)..........       479,400
                                               ------------
                                                  2,316,881
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 7.0%
  1,460,000   Centennial Cellular/
                Communications,
                10.13%, 06/15/13.............     1,580,450
  2,025,000   Digicel, Ltd. -- 144A
                (Bermuda),
                9.25%, 09/01/12..............     2,171,813
    755,000   General Cable Corp.,
                9.50%, 11/15/10..............       804,075
  3,600,000   Intelsat Bermuda, Ltd. -- 144A
                (Bermuda),
                9.25%, 06/15/16..............     3,887,999
  5,000,000   Intelsat Bermuda, Ltd.
                (Bermuda),
                5.25%, 11/01/08..............     4,887,499

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES (CONTINUED)
$ 2,520,000   Intelsat Subsidiary Holding
                Company, Ltd. (Bermuda),
                Floating Rate,
                10.48%, 01/15/12(11).........  $  2,554,650
  1,000,000   IWO Holdings, Inc.,
                14.00%, 01/15/11(9)(14)......            --
    185,000   IWO Holdings, Inc., Floating
                Rate,
                9.12%, 01/15/12(2)...........       189,625
  1,210,000   Level 3 Financing,
                Inc. -- 144A,
                9.25%, 11/01/14..............     1,240,250
  1,790,000   NTL Cable PLC (United Kingdom),
                8.75%, 04/15/14..............     1,881,738
    460,000   Qwest Capital Funding, Inc.,
                7.00%, 08/03/09..............       470,350
    290,000   Qwest Communications
                International, Series B,
                7.50%, 11/01/08..............       295,800
  1,745,000   Qwest Communications
                International, Series B,
                7.50%, 02/15/14..............     1,806,075
    515,000   Qwest Corp.,
                8.88%, 03/15/12..............       576,156
    470,000   Qwest Corp.,
                7.63%, 06/15/15..............       505,250
    110,000   Qwest Corp.,
                7.20%, 11/10/26..............       111,375
  2,430,000   Qwest Corp., Floating Rate,
                8.61%, 06/15/13(2)...........     2,642,625
    140,000   Rogers Wireless, Inc. (Canada),
                8.00%, 12/15/12..............       150,150
  1,065,000   Rogers Wireless, Inc. (Canada),
                Floating Rate,
                8.49%, 12/15/10(2)...........     1,088,963
    450,000   Telemig Celular Participacoes
                SA/Amazonia Cel -- 144A
                (Brazil),
                8.75%, 01/20/09..............       471,375
  1,590,000   Ubiquitel Operating Company,
                9.88%, 03/01/11..............     1,725,150
  2,650,000   West Corp. -- 144A,
                9.50%, 10/15/14..............     2,663,250
  1,360,000   Windstream Corp. -- 144A,
                8.13%, 08/01/13..............     1,479,000
  1,870,000   Windstream Corp. -- 144A,
                8.63%, 08/01/16..............     2,057,000
                                               ------------
                                                 35,240,618
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TRANSPORTATION -- 1.8%
$   497,000   H-Lines Finance Holding,
                zero coupon, 04/01/13(7).....  $    464,695
  1,277,000   Horizon Lines LLC,
                9.00%, 11/01/12..............     1,347,235
    705,000   Kansas City Southern,
                9.50%, 10/01/08..............       740,250
  1,200,000   Kansas City Southern de Mexico,
                S de RL de CV -- 144A
                (Mexico),
                7.63%, 12/01/13..............     1,203,000
  2,230,000   Sabre Holdings Corp.,
                7.35%, 08/01/11..............     2,157,443
  2,325,000   TFM, SA de CV (Mexico),
                9.38%, 05/01/12..............     2,493,562
    610,000   TFM, SA de CV (Mexico),
                12.50%, 06/15/12.............       661,850
                                               ------------
                                                  9,068,035
                                               ------------
              UTILITIES -- 2.3%
    400,000   AES Corp. -- 144A,
                8.75%, 05/15/13..............       430,500
    310,000   AES Corp. -- 144A,
                9.00%, 05/15/15..............       334,800
    466,190   AES Eastern Energy, Series
                99-A,
                9.00%, 01/02/17..............       522,424
  2,750,000   Mission Energy Holding Company,
                13.50%, 07/15/08.............     3,045,625
    660,000   NRG Energy, Inc.,
                7.25%, 02/01/14..............       666,600
    995,000   NRG Energy, Inc.,
                7.38%, 02/01/16..............     1,002,463
  2,400,000   NRG Energy, Inc.,
                7.38%, 01/15/17..............     2,412,000
  2,015,000   Orion Power Holdings, Inc.,
                12.00%, 05/01/10.............     2,297,100
    820,000   Reliant Energy, Inc.,
                9.25%, 07/15/10..............       865,100
                                               ------------
                                                 11,576,612
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $416,257,617)..........   428,401,059
                                               ------------
              LOAN PARTICIPATIONS -- 4.9%
  2,010,000   BLB Worldwide Holdings,
                9.70%, 06/30/12..............     2,040,150
  4,180,000   HCA, Inc.,
                8.09%, 11/01/13..............     4,231,146
  3,260,000   Hit Entertainment, Inc.,
                Tranche LN227528,
                10.86%, 02/05/13.............     3,301,770
  2,100,000   Houghton Mifflin, Inc.,
                11.07%, 12/21/07.............     2,113,125

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              LOAN PARTICIPATIONS (CONTINUED)
$ 1,400,000   M Holdings,
                8.65%, 12/13/08..............  $  1,400,000
  7,000,000   Nielsen Finance LLC,
                8.13%, 08/09/13..............     7,057,359
    420,000   Ply Gem Industries,
                11.12%, 10/31/11.............       423,806
  1,040,000   Rental Services Corp.,
                8.87%, 11/21/13..............     1,050,888
  2,780,000   Sand Ridge Energy/Riata
                Energy, Inc.,
                11.00%, 11/21/07.............     2,807,800
                                               ------------
              TOTAL LOAN PARTICIPATIONS (Cost
                $24,166,828).................    24,426,044
                                               ------------
  SHARES
  ------
              COMMON STOCKS -- 0.4%
              LEISURE AND RECREATION -- 0.4%
        970   HRP -- Class B*(14)............            10
      1,100   Shreveport Gaming Holdings,
                Inc.*(14)....................        19,635
    104,876   Trump Entertainment Resorts,
                Inc.*........................     1,912,937
                                               ------------
                                                  1,932,582
                                               ------------
              UTILITIES -- 0.0%
    550,000   Mirant Corp. (Escrow
                Certificates)*...............         8,124
  1,220,000   Mirant Corp. (Escrow
                Certificates)*...............        15,250
                                               ------------
                                                     23,374
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $1,393,596)..................     1,955,956
                                               ------------
              CONVERTIBLE PREFERRED STOCKS -- 0.9%
              OIL, COAL AND GAS -- 0.5%
      5,273   Chesapeake Energy Corp. --
                144A,
                5.00%........................       537,846
     21,865   Chesapeake Energy Corp.,
                4.50%........................     2,101,227
                                               ------------
                                                  2,639,073
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.4%
     38,375   Crown Castle International
                Corp.,
                6.25%........................     2,105,828
                                               ------------
              TOTAL CONVERTIBLE PREFERRED
                STOCKS (Cost $4,427,021).....     4,744,901
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              CONVERTIBLE PREFERRED STOCKS (CONTINUED)
              WARRANTS -- 0.1%
      1,125   American Tower Corp.,
                Expires 08/01/08*............  $    592,108
      1,000   IPCS, Inc. -- 144A,
                Expires 07/15/10*(14)(27)....            --
      1,000   IWO Holdings, Inc.,
                Expires 01/15/11*(14)(27)....            --
        250   Ubiquitel, Inc. -- 144A,
                Expires 04/15/10*(14)(27)....            --
                                               ------------
              TOTAL WARRANTS (Cost
                $75,402).....................       592,108
                                               ------------
 PRINCIPAL
 ---------
              CONVERTIBLE BONDS -- 0.4%
              AEROSPACE AND DEFENSE -- 0.2%
$ 1,305,000   L-3 Communications
                Corp. -- 144A,
                3.00%, 08/01/35..............     1,376,775
                                               ------------
              BROADCAST SERVICES/MEDIA -- 0.2%
  1,000,000   XM Satellite Radio Holdings,
                Inc.,
                1.75%, 12/01/09..............       853,750
                                               ------------
              TOTAL CONVERTIBLE BONDS (Cost
                $2,288,255)..................     2,230,525
                                               ------------
              TOTAL SECURITIES (Cost
                $448,608,719)................   462,350,593
                                               ------------
              REPURCHASE AGREEMENTS -- 5.0%
 25,159,129   With Investors Bank and Trust,
                dated 12/29/06, 4.76%, due
                01/02/07, repurchase proceeds
                at maturity $25,172,435
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                5.85%, due 12/25/33, with a
                value of $25,578,992 and
                Small Business
                Administration, 8.63%, due
                10/25/15, with a value of
                $838,093) (Cost
                $25,159,129).................    25,159,129
                                               ------------
              Total Investments -- 97.0%
                (Cost $473,767,848)..........   487,509,722
              Other assets less
                liabilities -- 3.0%..........    14,820,334
                                               ------------
              NET ASSETS -- 100.0%...........  $502,330,056
                                               ============

    The aggregate cost of securities for federal income tax purposes at December 31, 2006 is $473,804,079.

    The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $15,712,800
    Gross unrealized depreciation...........   (2,007,157)
                                              -----------
    Net unrealized appreciation.............  $13,705,643
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2006

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 60.4%
              AEROSPACE AND DEFENSE -- 1.9%
     21,450   Lockheed Martin Corp. .........  $  1,974,901
     26,471   Northrop Grumman Corp. ........     1,792,087
     33,650   Raytheon Company...............     1,776,720
     20,200   The Boeing Company.............     1,794,568
                                               ------------
                                                  7,338,276
                                               ------------
              AGRICULTURE -- 0.5%
     36,600   Monsanto Company...............     1,922,598
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 0.1%
      7,800   American Eagle Outfitters,
                Inc. ........................       243,438
                                               ------------
              AUTOMOBILE: RETAIL -- 0.4%
     66,700   AutoNation, Inc.*(8)...........     1,422,044
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 0.2%
     12,400   Autoliv, Inc. (Sweden) ........       747,720
                                               ------------
              BANKS -- 3.9%
     83,312   Bank of America Corp. .........     4,448,027
     16,500   Hudson City Bancorp, Inc. .....       229,020
     11,000   UnionBanCal Corp. .............       673,750
     69,682   US Bancorp.....................     2,521,792
     58,645   Wachovia Corp. ................     3,339,833
     98,600   Wells Fargo & Company..........     3,506,216
                                               ------------
                                                 14,718,638
                                               ------------
              BROADCAST SERVICES/MEDIA -- 3.3%
     57,650   CBS Corp. -- Class B...........     1,797,527
      6,500   Clear Channel Communications,
                Inc. ........................       231,010
     51,200   Comcast Corp. -- Class A*......     2,167,296
      6,130   Liberty Media Holding Corp. --
                Capital -- Series A*.........       600,617
     22,500   The DIRECTV Group, Inc.*.......       561,150
     26,700   The McGraw-Hill Companies,
                Inc. ........................     1,816,134
     77,500   The Walt Disney Company........     2,655,925
    135,190   Time Warner, Inc. .............     2,944,439
                                               ------------
                                                 12,774,098
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 1.2%
      8,500   CSG Systems International,
                Inc.*........................       227,205
     63,500   First Data Corp. ..............     1,620,520
     18,100   Manpower, Inc. ................     1,356,233
     20,700   Moody's Corp. .................     1,429,542
                                               ------------
                                                  4,633,500
                                               ------------
              CHEMICALS -- 0.3%
     17,200   Ashland, Inc. .................     1,189,896
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 4.7%
     30,200   Cadence Design Systems,
                Inc.*........................  $    540,882
     28,800   Computer Sciences Corp.*.......     1,537,056
     16,500   Electronic Data Systems
                Corp. .......................       454,575
     83,587   Hewlett-Packard Company........     3,442,948
     13,250   International Business Machines
                Corp. .......................     1,287,238
     33,600   Intuit, Inc.*..................     1,025,136
     20,600   Lexmark International, Inc. --
                Class A*.....................     1,507,920
    154,450   Microsoft Corp. ...............     4,611,876
     88,000   Oracle Corp.*..................     1,508,320
    306,800   Sun Microsystems, Inc.*........     1,662,856
     21,100   Western Digital Corp.*.........       431,706
                                               ------------
                                                 18,010,513
                                               ------------
              CONSUMER GOODS AND SERVICES -- 2.9%
     38,350   Altria Group, Inc. ............     3,291,197
     17,600   American Greetings Corp. --
                Class A......................       420,112
     30,450   Colgate-Palmolive Company......     1,986,558
     36,298   Procter & Gamble Company.......     2,332,872
      9,200   Reynolds American, Inc. .......       602,324
     21,100   The Estee Lauder Companies,
                Inc. -- Class A..............       861,302
      3,000   United Parcel Service, Inc. --
                Class B......................       224,940
     25,300   UST, Inc. .....................     1,472,460
                                               ------------
                                                 11,191,765
                                               ------------
              DISTRIBUTION -- 0.1%
      7,400   Tech Data Corp.*...............       280,238
                                               ------------
              DIVERSIFIED OPERATIONS AND SERVICES -- 2.0%
    204,300   General Electric Company.......     7,602,003
                                               ------------
              ELECTRONICS -- 0.7%
     45,700   Emerson Electric Company.......     2,013,999
     23,300   Synopsys, Inc.*................       622,809
                                               ------------
                                                  2,636,808
                                               ------------
              FINANCIAL SERVICES -- 5.0%
      6,700   American Express Company.......       406,489
      6,920   Ameriprise Financial, Inc. ....       377,140
     83,599   Citigroup, Inc. ...............     4,656,463
     44,800   Countrywide Financial Corp. ...     1,901,760
     22,100   Janus Capital Group, Inc. .....       477,139
     91,100   JPMorgan Chase & Company.......     4,400,130
     31,200   Merrill Lynch & Company,
                Inc. ........................     2,904,720
     36,100   Morgan Stanley.................     2,939,623

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2006

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
      7,100   T Rowe Price Group, Inc. ......  $    310,767
     12,350   Washington Mutual, Inc. .......       561,802
                                               ------------
                                                 18,936,033
                                               ------------
              FOOD AND BEVERAGE -- 1.6%
     50,950   Archer-Daniels-Midland
                Company......................     1,628,362
     27,100   General Mills, Inc. ...........     1,560,960
     10,800   PepsiCo, Inc. .................       675,540
     23,050   The Coca-Cola Company..........     1,112,163
     68,000   Tyson Foods, Inc. -- Class
                A(8).........................     1,118,600
                                               ------------
                                                  6,095,625
                                               ------------
              INSURANCE -- 3.7%
     16,100   Ambac Financial Group, Inc. ...     1,434,027
     28,103   American International Group,
                Inc. ........................     2,013,861
     10,600   CIGNA Corp. ...................     1,394,642
     46,700   Genworth Financial, Inc. --
                Class A......................     1,597,607
      5,900   Loews Corp. ...................       244,673
     21,502   MBIA, Inc. ....................     1,570,936
     30,200   MetLife, Inc. .................     1,782,102
     12,100   Principal Financial Group,
                Inc. ........................       710,270
     14,600   Radian Group, Inc. ............       787,086
     31,500   The St. Paul Travelers
                Companies, Inc. .............     1,691,235
     28,400   WR Berkley Corp. ..............       980,084
                                               ------------
                                                 14,206,523
                                               ------------
              INTERNET SERVICES -- 2.2%
    160,450   Cisco Systems, Inc.*...........     4,385,099
      5,200   Google, Inc. -- Class A*.......     2,394,496
      8,000   IAC/InterActive Corp.*(8)......       297,280
     65,800   Symantec Corp.*................     1,371,930
                                               ------------
                                                  8,448,805
                                               ------------
              LEISURE AND RECREATION -- 0.8%
     19,800   Carnival Corp. (Panama)(8).....       971,190
      4,900   Choice Hotels International,
                Inc. ........................       206,290
     35,700   Marriott International, Inc. --
                Class A......................     1,703,604
                                               ------------
                                                  2,881,084
                                               ------------
              MACHINERY -- 0.2%
     13,900   Terex Corp.*...................       897,662
                                               ------------
              MANUFACTURING -- 0.5%
     13,000   SPX Corp. .....................       795,080
     30,700   Tyco International, Ltd.
                (Bermuda)....................       933,280
                                               ------------
                                                  1,728,360
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 2.6%
     24,000   Humana, Inc.*..................  $  1,327,440
     73,350   Johnson & Johnson..............     4,842,567
     30,800   McKesson Corp. ................     1,561,560
     37,550   Medtronic, Inc. ...............     2,009,301
                                               ------------
                                                  9,740,868
                                               ------------
              METALS AND MINING -- 0.6%
      4,300   Newmont Mining Corp. ..........       194,145
     26,800   Nucor Corp. ...................     1,464,888
     12,300   Southern Copper Corp.(8).......       662,847
                                               ------------
                                                  2,321,880
                                               ------------
              OIL, COAL AND GAS -- 6.0%
     10,400   Anadarko Petroleum Corp. ......       452,608
     24,914   Apache Corp. ..................     1,657,030
     21,000   ChevronTexaco Corp. ...........     1,544,130
     40,262   ConocoPhillips.................     2,896,851
     27,350   Devon Energy Corp. ............     1,834,638
    123,750   Exxon Mobil Corp. .............     9,482,962
     21,400   Marathon Oil Corp. ............     1,979,500
     41,200   Schlumberger, Ltd. (Netherlands
                Antilles)....................     2,602,192
     14,700   XTO Energy, Inc. ..............       691,635
                                               ------------
                                                 23,141,546
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 4.3%
     34,700   Abbott Laboratories............     1,690,237
     33,900   AmerisourceBergen Corp. .......     1,524,144
     37,834   Amgen, Inc.*...................     2,584,441
     16,600   Biogen Idec, Inc.*.............       816,554
      6,200   Celgene Corp.*.................       356,686
     12,000   Forest Laboratories, Inc.*.....       607,200
     37,400   King Pharmaceuticals, Inc.*....       595,408
     71,200   Merck & Company, Inc. .........     3,104,320
    183,260   Pfizer, Inc. ..................     4,746,434
      9,700   Wyeth..........................       493,924
                                               ------------
                                                 16,519,348
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.7%
     11,400   Equity Office Properties
                Trust........................       549,138
      4,700   New Century Financial
                Corp.(8).....................       148,473
     25,900   ProLogis.......................     1,573,943
      5,000   Public Storage, Inc. ..........       487,500
                                               ------------
                                                  2,759,054
                                               ------------
              RETAIL -- 1.5%
     49,400   Circuit City Stores, Inc. .....       937,612
     14,800   Costco Wholesale Corp. ........       782,476
     40,500   Dillard's, Inc. -- Class
                A(8).........................     1,416,284

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2006

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
     36,000   Office Depot, Inc.*............  $  1,374,120
      5,872   The Home Depot, Inc. ..........       235,820
     18,570   Wal-Mart Stores, Inc. .........       857,563
                                               ------------
                                                  5,603,875
                                               ------------
              RETAIL: RESTAURANTS -- 0.8%
     33,750   Darden Restaurants, Inc. ......     1,355,738
     32,100   Starbucks Corp.*...............     1,136,982
      7,800   YUM! Brands, Inc. .............       458,640
                                               ------------
                                                  2,951,360
                                               ------------
              RETAIL: SUPERMARKETS -- 0.4%
     47,700   Safeway, Inc.(8)...............     1,648,512
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.3%
     34,800   Applera Corp.-Applied
                Biosystems Group.............     1,276,812
                                               ------------
              SEMICONDUCTORS -- 1.2%
    102,300   Atmel Corp.*...................       618,915
     36,050   Intel Corp. ...................       730,013
     94,800   Micron Technology, Inc.*.......     1,323,408
     61,550   Texas Instruments, Inc. .......     1,772,640
                                               ------------
                                                  4,444,976
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 3.3%
      4,000   ALLTEL Corp. ..................       241,920
    108,500   AT&T, Inc. ....................     3,878,874
     34,600   BellSouth Corp. ...............     1,630,006
     34,250   CenturyTel, Inc. ..............     1,495,355
     10,907   Embarq Corp. ..................       573,272
    103,350   Motorola, Inc. ................     2,124,876
     18,500   Polycom, Inc.*.................       571,835
     54,650   Sprint Nextel Corp. ...........     1,032,339
     29,100   UTStarcom, Inc.*(8)............       254,625
     16,200   Verizon Communications,
                Inc. ........................       603,288
                                               ------------
                                                 12,406,390
                                               ------------
              TRANSPORTATION -- 0.7%
      6,800   Burlington Northern Santa Fe
                Corp. .......................       501,908
     45,900   CSX Corp. .....................     1,580,337
      5,750   Norfolk Southern Corp. ........       289,168
      3,400   Union Pacific Corp. ...........       312,868
                                               ------------
                                                  2,684,281
                                               ------------
              UTILITIES -- 1.8%
      6,600   American Electric Power
                Company, Inc. ...............       281,028
     31,600   Duke Energy Corp. .............     1,049,436
      1,090   Dynegy, Inc. -- Class A*.......         7,892
     17,400   Edison International...........       791,352

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              UTILITIES (CONTINUED)
      9,250   Entergy Corp. .................  $    853,960
      6,200   FirstEnergy Corp. .............       373,302
     35,350   PG&E Corp. ....................     1,673,116
     31,700   TXU Corp. .....................     1,718,456
                                               ------------
                                                  6,748,542
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $194,279,459)..........   230,153,071
                                               ------------
              CONVERTIBLE PREFERRED STOCKS -- 0.1%
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS
     20,200   General Motors Corp., Series A,
                4.50% (Cost $472,230)........       510,656
                                               ------------
              WARRANTS -- 0.0%
        789   Raytheon Company, Expires
                06/16/11*
                (Cost $0)....................        14,139
                                               ------------

 PRINCIPAL
 ---------
              US TREASURY SECURITIES -- 3.5%
              US TREASURY BONDS -- 1.2%
$   500,000   8.00%, 11/15/21................       662,969
  2,730,000   6.00%, 02/15/26................     3,097,059
    748,000   4.50%, 02/15/36(8).............       711,536
                                               ------------
                                                  4,471,564
                                               ------------
              US TREASURY INFLATION INDEX -- 1.7%
    319,734   0.88%, 04/15/10................       303,223
  1,932,737   2.38%, 04/15/11................     1,925,642
    919,947   1.63%, 01/15/15................       866,188
    259,508   1.88%, 07/15/15................       248,772
    437,430   2.00%, 01/15/16................       422,497
  1,949,571   2.50%, 07/15/16................     1,964,954
    310,631   2.38%, 01/15/25................       309,357
    183,110   2.00%, 01/15/26................       172,267
    270,202   3.88%, 04/15/29................       340,349
                                               ------------
                                                  6,553,249
                                               ------------
              US TREASURY NOTES -- 0.2%
    265,000   3.38%, 02/15/08................       260,456
    380,000   4.50%, 02/28/11(8).............       377,313
     40,000   4.63%, 10/31/11(8).............        39,867
    230,000   4.63%, 11/15/16(8).............       228,563
                                               ------------
                                                    906,199
                                               ------------
              US TREASURY STRIPS -- 0.4%
  3,270,000   Zero coupon, 11/15/24..........     1,362,256
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $13,345,058)...........    13,293,268
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES -- 20.9%
              ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 0.7%
$   600,000   Fannie Mae Grantor Trust,
                Series 2001-T2, Class B,
                6.02%, 11/25/10..............  $    619,989
    234,099   Fannie Mae, Series 1999-7,
                Class AB,
                6.00%, 03/25/29..............       236,457
    760,000   Fannie Mae, Series 2003-35,
                Class TE,
                5.00%, 05/25/18..............       744,727
    474,938   Fannie Mae, Series 2004-60,
                Class LB,
                5.00%, 04/25/34..............       466,588
    601,018   Fannie Mae, Series 2004-99,
                Class A0,
                5.50%, 01/25/34..............       599,671
                                               ------------
                                                  2,667,432
                                               ------------
              FANNIE MAE -- 10.9%
    350,000   5.00%, 09/15/08................       349,752
     70,000   5.40%, 04/13/09................        70,023
    138,943   PL# 535675,
                7.00%, 01/01/16..............       142,926
        956   PL# 549906,
                7.50%, 09/01/30..............           996
      2,771   PL# 552549,
                7.50%, 09/01/30..............         2,886
        591   PL# 558384,
                7.50%, 01/01/31..............           615
      2,489   PL# 568677,
                7.50%, 01/01/31..............         2,592
        893   PL# 572762,
                7.50%, 03/01/31..............           930
     15,952   PL# 582178,
                7.50%, 06/01/31..............        16,602
     13,238   PL# 594316,
                6.50%, 07/01/31..............        13,556
      2,555   PL# 602859,
                6.50%, 10/01/31..............         2,616
     14,707   PL# 614924,
                7.00%, 12/01/16..............        15,125
  1,173,826   PL# 735809, Variable Rate,
                4.47%, 08/01/35(1)...........     1,165,663
     86,187   PL# 745000,
                6.00%, 10/01/35..............        86,816
     57,966   PL# 779545,
                6.00%, 06/01/34..............        58,419
     44,855   PL# 785183,
                6.00%, 07/01/34..............        45,205
    354,182   PL# 787311,
                6.00%, 06/01/34..............       356,947
  2,711,027   PL# 790915,
                6.00%, 09/01/34..............     2,732,193
  1,777,081   PL# 792113,
                6.00%, 09/01/34..............     1,790,955

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$    60,751   PL# 793193,
                5.50%, 07/01/19..............  $     60,814
    370,976   PL# 793693,
                6.00%, 08/01/34..............       373,872
    114,542   PL# 801516, Variable Rate,
                4.73%, 08/01/34(1)...........       113,868
    476,216   PL# 810896, Variable Rate,
                4.85%, 01/01/35(1)...........       473,741
  1,070,149   PL# 835136,
                6.00%, 09/01/35..............     1,077,963
  1,378,567   PL# 844183,
                6.00%, 11/01/35..............     1,388,633
    791,467   PL# 893681,
                6.00%, 10/01/36..............       797,073
  1,588,150   PL# 893923,
                6.00%, 10/01/36..............     1,599,399
  1,893,598   PL# 894005,
                6.00%, 10/01/36..............     1,907,011
  1,100,000   TBA,
                5.00%, 01/01/22..............     1,081,438
  2,200,000   TBA,
                5.50%, 01/01/22..............     2,200,000
    200,000   TBA,
                6.00%, 01/01/22..............       202,812
 13,530,000   TBA,
                5.00%, 01/01/37..............    13,064,907
  1,000,000   TBA,
                5.50%, 01/01/37..............       988,438
  5,640,000   TBA,
                6.50%, 01/01/37..............     5,747,510
  4,000,000   TBA,
                5.00%, 02/01/37..............     3,862,500
                                               ------------
                                                 41,794,796
                                               ------------
              FEDERAL AGRICULTURAL MORTGAGE CORP. -- 0.1%
    220,000   4.25%, 07/29/08................       217,272
                                               ------------
              FEDERAL HOME LOAN BANK -- 0.7%
    200,000   5.10%, 09/19/08................       200,194
    300,000   5.40%, 01/02/09................       299,692
     90,000   4.75%, 12/16/16................        88,289
  1,790,000   5.50%, 07/15/36................     1,874,728
    210,000   Series VB15,
                5.00%, 12/21/15..............       209,925
                                               ------------
                                                  2,672,828
                                               ------------
              FREDDIE MAC -- 0.8%
  1,060,000   4.38%, 11/16/07................     1,052,446
  1,460,000   4.75%, 01/18/11................     1,451,639
    430,000   5.63%, 11/23/35................       415,767
    210,000   Series MTN,
                5.55%, 12/11/08..............       209,962
                                               ------------
                                                  3,129,814
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FREDDIE MAC GOLD -- 0.5%
$   900,000   TBA,
                5.00%, 01/01/22..............  $    884,250
  1,000,000   TBA,
                5.00%, 01/01/37..............       965,000
                                               ------------
                                                  1,849,250
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 6.9%
      3,391   PL# 461836,
                7.00%, 01/15/28..............         3,505
      1,519   PL# 596647,
                7.00%, 09/15/32..............         1,571
    231,979   PL# 604404,
                5.00%, 06/15/33..............       225,959
    684,289   PL# 604845,
                5.00%, 12/15/33..............       666,532
    850,215   PL# 608280,
                5.00%, 09/15/33..............       828,153
    835,892   PL# 615892,
                5.00%, 08/15/33..............       814,202
    889,279   PL# 616832,
                5.00%, 01/15/35..............       865,230
    796,688   PL# 620521,
                5.00%, 08/15/33..............       776,015
    833,781   PL# 637934,
                5.00%, 01/15/35..............       811,233
    886,941   PL# 639093,
                5.00%, 01/15/35..............       862,955
    484,444   PL# 639865,
                5.00%, 06/15/35..............       471,344
    111,081   PL# 781881,
                5.00%, 03/15/35..............       108,120
    510,000   TBA,
                5.00%, 01/01/37..............       495,975
  1,000,000   TBA,
                5.50%, 01/01/37..............       995,312
 18,450,000   TBA,
                6.00%, 01/01/37..............    18,709,444
                                               ------------
                                                 26,635,550
                                               ------------
              RESOLUTION FUNDING STRIPS -- 0.1%
    250,000   Zero coupon, 07/15/18..........       141,403
    250,000   Zero coupon, 10/15/18..........       139,561
                                               ------------
                                                    280,964
                                               ------------
              TENNESSEE VALLEY AUTHORITY -- 0.2%
    630,000   5.98%, 04/01/36................       701,584
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $80,298,247)...........    79,949,490
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 21.1%
              ADVERTISING -- 0.0%
$    40,000   Lamar Media Corp.,
                7.25%, 01/01/13..............  $     40,950
     60,000   Lamar Media Corp., Series B,
                6.63%, 08/15/15..............        59,775
                                               ------------
                                                    100,725
                                               ------------
              AEROSPACE AND DEFENSE -- 0.0%
     25,000   DRS Technologies, Inc.,
                6.63%, 02/01/16..............        25,313
                                               ------------
              AUTOMOBILE: RENTAL -- 0.0%
     35,000   Hertz Corp. -- 144A,
                8.88%, 01/01/14..............        36,838
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 0.5%
     45,000   Daimler Chrysler NA Holding,
                4.05%, 06/04/08..............        44,054
    300,000   Daimler Chrysler NA Holding,
                5.88%, 03/15/11..............       301,406
    580,000   Ford Motor Company,
                7.45%, 07/16/31(8)...........       458,200
    970,000   General Motors Corp.,
                8.25%, 07/15/23(8)...........       906,950
     50,000   Visteon Corp.,
                8.25%, 08/01/10..............        49,000
                                               ------------
                                                  1,759,610
                                               ------------
              BANKS -- 1.2%
    450,000   Bank of America Corp.,
                5.38%, 08/15/11(8)...........       453,569
    325,000   Deutsche Bank AG New York,
                Series YCD, Variable Rate,
                5.34%, 03/15/07(1)...........       324,982
    270,000   First Union National Bank,
                Series BKNT,
                5.80%, 12/01/08..............       272,946
    160,000   Glitnir Banki HF -- 144A
                (Iceland),
                6.33%, 07/28/11..............       164,452
    380,000   Glitnir Banki HF -- 144A
                (Iceland), Variable Rate,
                6.69%, 06/15/16(1)...........       392,676
    130,000   Kaupthing Bank -- 144A
                (Iceland),
                7.13%, 05/19/16..............       138,125
    600,000   Kaupthing Bank -- 144A
                (Iceland), Floating Rate,
                6.06%, 04/12/11(2)...........       604,863
    510,000   Landisbanki Islands HF -- 144A
                (Iceland),
                6.10%, 08/25/11..............       519,021
     20,000   Rabobank Capital Funding Trust
                II -- 144A, Variable Rate,
                5.26%, perpetual(1)..........        19,587

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)
$    40,000   Rabobank Capital Funding Trust
                III -- 144A, Variable Rate,
                5.25%, perpetual (1).........  $     38,639
    235,000   Resona Preferred Global
                Securities -- 144A (Cayman
                Islands), Variable Rate,
                7.19%, perpetual(1)..........       245,594
    300,000   Shinsei Financial, Ltd. -- 144A
                (Cayman Islands),
                Variable Rate,
                6.42%, perpetual(1)..........       300,177
    215,000   SunTrust Banks, Inc., Series
                CD,
                4.42%, 06/15/09..............       210,883
    220,000   Wachovia Capital Trust III,
                Variable Rate,
                5.80%, perpetual(1)..........       222,020
    540,000   Wachovia Corp.,
                5.25%, 08/01/14..............       534,246
    175,000   Wells Fargo & Company,
                5.30%, 08/26/11..............       175,877
    100,000   Wells Fargo Capital X,
                5.95%, 12/15/36..............        98,347
                                               ------------
                                                  4,716,004
                                               ------------
              BROADCAST SERVICES/MEDIA -- 0.6%
     20,000   Clear Channel Communications,
                Inc.,
                4.63%, 01/15/08..............        19,814
    100,000   Clear Channel Communications,
                Inc.,
                4.25%, 05/15/09..............        96,905
    170,000   Clear Channel Communications,
                Inc.,
                5.50%, 09/15/14..............       143,620
     60,000   Clear Channel Communications,
                Inc.,
                4.90%, 05/15/15..............        47,921
    150,000   Comcast Cable Communications,
                8.88%, 05/01/17..............       180,964
    240,000   Comcast Corp.,
                6.50%, 01/15/15..............       250,452
     20,000   Comcast Corp.,
                5.88%, 02/15/18..............        19,825
    180,000   Cox Communications, Inc.,
                3.88%, 10/01/08..............       175,197
     40,000   CSC Holdings, Inc.,
                7.88%, 02/15/18..............        40,100
     15,000   CSC Holdings, Inc.,
                7.63%, 07/15/18..............        14,681
     10,000   CSC Holdings, Inc., Series B,
                7.63%, 04/01/11..............        10,238
     70,000   DIRECTV Holdings LLC/ DIRECTV
                Financing Company,
                Inc.,
                8.38%, 03/15/13..............        73,150

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
$    30,000   Echostar DBS Corp.,
                7.00%, 10/01/13..............  $     30,113
     90,000   Echostar DBS Corp.,
                7.13%, 02/01/16..............        90,450
     75,000   Kabel Deutschland GMBH
                (Germany),
                10.63%, 07/01/14.............        83,531
    280,000   Liberty Media Corp.,
                7.88%, 07/15/09..............       293,391
     10,000   Liberty Media Corp.,
                5.70%, 05/15/13..............         9,471
     35,000   News America, Inc.,
                6.20%, 12/15/34..............        33,892
     30,000   Quebecor Media, Inc. (Canada),
                7.75%, 03/15/16..............        30,788
     10,000   Rogers Cable, Inc. (Canada),
                5.50%, 03/15/14..............         9,612
     35,000   Rogers Cable, Inc. (Canada),
                6.75%, 03/15/15..............        36,237
     10,000   Sinclair Broadcast Group,
                8.00%, 03/15/12..............        10,375
     80,000   Time Warner Entertainment,
                8.38%, 07/15/33..............        96,975
    350,000   Time Warner, Inc.,
                6.88%, 05/01/12..............       370,273
     75,000   Time Warner, Inc.,
                7.70%, 05/01/32..............        84,873
    130,000   Viacom, Inc.,
                5.75%, 04/30/11..............       130,189
                                               ------------
                                                  2,383,037
                                               ------------
              CHEMICALS -- 0.0%
     30,000   Georgia Gulf Corp. -- 144A,
                9.50%, 10/15/14..............        29,400
     30,000   Lyondell Chemical Company,
                8.00%, 09/15/14..............        31,275
     15,000   Lyondell Chemical Company,
                8.25%, 09/15/16..............        15,825
      6,000   Rhodia SA (France),
                10.25%, 06/01/10.............         6,870
     27,000   Westlake Chemical Corp.,
                6.63%, 01/15/16..............        26,258
                                               ------------
                                                    109,628
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 0.0%
     20,000   Electronic Data Systems,
                7.13%, 10/15/09..............        20,863
     40,000   Sungard Data Systems, Inc.,
                9.13%, 08/15/13..............        42,200
                                               ------------
                                                     63,063
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.0%
     65,000   K Hovnanian Enterprises, Inc.,
                6.25%, 01/15/15..............        62,075
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CONSUMER GOODS AND SERVICES -- 0.1%
$   400,000   Altria Group, Inc.,
                7.00%, 11/04/13..............  $    435,200
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.1%
    160,000   Waste Management, Inc.,
                6.50%, 11/15/08..............       163,078
    270,000   Waste Management, Inc.,
                6.38%, 11/15/12..............       283,095
                                               ------------
                                                    446,173
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 0.1%
    250,000   International Lease Finance
                Corp. E-Capital Trust
                II -- 144A,
                Variable Rate,
                6.25%, 12/21/65(1)...........       254,397
                                               ------------
              FINANCIAL SERVICES -- 3.2%
    200,000   Aiful Corp. -- 144A (Japan),
                5.00%, 08/10/10..............       194,237
    560,000   Citigroup, Inc.,
                5.10%, 09/29/11..............       558,209
    760,000   Countrywide Financial Corp.,
                Series MTNA,
                4.50%, 06/15/10..............       741,524
    120,000   Countrywide Financial Corp.,
                Series MTNB, Floating Rate,
                5.47%, 06/18/08(2)...........       120,031
    100,000   Countrywide Financial Corp.,
                Series MTNB, Floating Rate,
                5.50%, 01/05/09(2)...........       100,034
    280,000   Countrywide Home Loans, Series
                MTNB, Floating Rate,
                5.53%, 02/27/08(2)...........       280,350
    100,000   Credit Suisse USA, Inc.,
                5.50%, 08/16/11..............       101,192
     10,000   E*TRADE Financial Corp.,
                7.38%, 09/15/13..............        10,450
  2,645,000   Ford Motor Credit Company,
                5.80%, 01/12/09..............     2,598,190
    220,000   Ford Motor Credit Company,
                7.38%, 10/28/09..............       220,607
    129,000   Ford Motor Credit Company --
                144A, Floating Rate,
                10.61%, 06/15/11(2)..........       137,843
    210,000   General Electric Capital Corp.,
                Series MTNA,
                4.25%, 01/15/08..............       208,141
    300,000   General Electric Capital Corp.,
                Series MTNA,
                4.13%, 09/01/09..............       292,681
    800,000   General Motors Acceptance
                Corp.,
                6.13%, 08/28/07..............       800,282
  1,130,000   General Motors Acceptance
                Corp.,
                5.85%, 01/14/09..............     1,126,249

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$   110,000   General Motors Acceptance
                Corp., Series GM,
                6.31%, 11/30/07..............  $    109,336
    120,000   General Motors Acceptance
                Corp., Series MTN,
                4.38%, 12/10/07..............       118,356
    160,000   General Motors Acceptance
                Corp., Series MTN, Floating
                Rate,
                6.52%, 09/23/08(2)...........       160,991
     80,000   GMAC LLC,
                5.13%, 05/09/08..............        79,170
    560,000   HSBC Finance Corp.,
                4.63%, 01/15/08..............       556,391
    490,000   JPMorgan Chase & Company,
                5.13%, 09/15/14..............       482,582
    290,000   JPMorgan Chase & Company,
                5.15%, 10/01/15..............       285,075
    810,000   Lehman Brothers E-Capital Trust
                I, Floating Rate,
                6.16%, 08/19/65(2)...........       818,172
    290,000   Lehman Brothers Holdings, Inc.,
                4.00%, 01/22/08..............       286,077
    180,000   Lehman Brothers Holdings, Inc.,
                4.50%, 07/26/10..............       175,587
    170,000   Mitsubishi UFJ Financial Group
                Capital Financial I, Ltd.
                (Cayman Islands), Variable
                Rate,
                6.35%, perpetual(1)..........       172,838
     70,000   Morgan Stanley,
                3.63%, 04/01/08..............        68,604
    260,000   Morgan Stanley, Series MTN,
                5.63%, 01/09/12..............       264,571
    100,000   Morgan Stanley, Series MTNF,
                Floating Rate,
                5.82%, 10/18/16(2)...........       100,744
    520,000   Sigma Finance, Inc. -- 144A,
                Series MTN1, Variable Rate,
                8.50%, 08/11/16(1)...........       519,371
    170,000   The Goldman Sachs Group, Inc.,
                4.50%, 06/15/10..............       166,517
    120,000   The Goldman Sachs Group, Inc.,
                5.00%, 01/15/11..............       119,100
                                               ------------
                                                 11,973,502
                                               ------------
              FOOD AND BEVERAGE -- 0.0%
    130,000   Kraft Foods, Inc.,
                5.63%, 11/01/11..............       131,519
                                               ------------
              FUNERAL SERVICES -- 0.0%
     10,000   Service Corp. International,
                7.00%, 06/15/17..............        10,175
     40,000   Service Corp. International,
                7.63%, 10/01/18..............        42,600
                                               ------------
                                                     52,775
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              INSURANCE -- 0.0%
$    40,000   ASIF Global Financing XIX --
                144A,
                4.90%, 01/17/13..............  $     39,058
                                               ------------
              LEISURE AND RECREATION -- 0.1%
     20,000   AMC Entertainment, Inc.,
                11.00%, 02/01/16(8)..........        22,550
     25,000   Boyd Gaming Corp.,
                6.75%, 04/15/14..............        25,063
     80,000   Boyd Gaming Corp.,
                7.13%, 02/01/16..............        79,999
     30,000   Inn of The Mountain Gods,
                12.00%, 11/15/10.............        32,550
     25,000   MGM MIRAGE,
                6.00%, 10/01/09..............        25,063
     50,000   MGM MIRAGE,
                8.50%, 09/15/10..............        53,750
     15,000   MGM MIRAGE,
                6.63%, 07/15/15..............        14,363
     55,000   MGM MIRAGE,
                7.63%, 01/15/17..............        55,413
     15,000   Mohegan Tribal Gaming
                Authority,
                6.13%, 02/15/13..............        14,963
     90,000   Station Casinos, Inc.,
                7.75%, 08/15/16..............        91,124
     10,000   Station Casinos, Inc. -- 144A,
                6.88%, 03/01/16..............         9,025
                                               ------------
                                                    423,863
                                               ------------
              MANUFACTURING -- 0.2%
    270,000   Tyco International Group SA
                (Luxembourg),
                6.38%, 10/15/11..............       282,843
    530,000   Tyco International Group SA
                (Luxembourg),
                6.00%, 11/15/13..............       549,145
                                               ------------
                                                    831,988
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 0.2%
     30,000   DaVita, Inc.,
                7.25%, 03/15/15..............        30,750
     10,000   Fresenius Medical Care Capital
                Trust II,
                7.88%, 02/01/08..............        10,175
     11,000   HCA, Inc.,
                6.30%, 10/01/12..............        10,093
    130,000   HCA, Inc.,
                6.25%, 02/15/13..............       115,375
    160,000   HCA, Inc.,
                6.75%, 07/15/13..............       144,000
     40,000   HCA, Inc.,
                5.75%, 03/15/14..............        33,300
     66,000   HCA, Inc.,
                6.50%, 02/15/16(8)...........        55,935

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDICAL EQUIPMENT, SUPPLIES, AND SERVICES
                (CONTINUED)
$    20,000   HCA, Inc. -- 144A,
                9.13%, 11/15/14..............  $     21,425
    160,000   HCA, Inc. -- 144A,
                9.25%, 11/15/16..............       171,800
    100,000   HCA, Inc. -- 144A,
                9.63%, 11/15/16..............       107,750
     60,000   Tenet Healthcare Corp.,
                6.38%, 12/01/11..............        55,200
     30,000   Tenet Healthcare Corp.,
                6.50%, 06/01/12..............        27,300
                                               ------------
                                                    783,103
                                               ------------
              METALS AND MINING -- 0.1%
    350,000   Vale Overseas, Ltd. (Cayman
                Islands),
                6.88%, 11/21/36..............       360,726
                                               ------------
              OFFICE EQUIPMENT, SUPPLIES, AND
                SERVICES -- 0.0%
     50,000   Xerox Corp.,
                6.75%, 02/01/17..............        52,500
                                               ------------
              OIL, COAL AND GAS -- 2.0%
    250,000   Amerada Hess Corp.,
                7.30%, 08/15/31..............       279,853
     30,000   AmeriGas Partners LP/AmeriGas
                Eagle Finance Corp.,
                7.13%, 05/20/16..............        30,150
    210,000   Anadarko Finance Company,
                Series B,
                7.50%, 05/01/31..............       238,978
    150,000   Anadarko Petroleum Corp.,
                5.95%, 09/15/16..............       150,588
     40,000   Anadarko Petroleum Corp.,
                6.45%, 09/15/36..............        40,554
    290,000   Apache Finance Canada (Canada),
                4.38%, 05/15/15..............       267,336
     45,000   Chesapeake Energy Corp.,
                7.75%, 01/15/15..............        47,081
      5,000   Chesapeake Energy Corp.,
                6.38%, 06/15/15..............         4,975
     20,000   Chesapeake Energy Corp.,
                6.25%, 01/15/18..............        19,350
    340,000   ChevronTexaco Capital Company
                (Canada),
                3.50%, 09/17/07..............       336,068
    390,000   Conoco, Inc.,
                6.95%, 04/15/29..............       444,317
     40,000   Devon Energy Corp.,
                7.95%, 04/15/32..............        48,843
    200,000   El Paso Corp., Series MTN,
                7.80%, 08/01/31..............       219,500
    130,000   El Paso Corp., Series MTN,
                7.75%, 01/15/32..............       143,000
    330,000   El Paso Natural Gas,
                8.38%, 06/15/32..............       401,260

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$   500,000   El Paso Performance-Link --
                144A,
                7.75%, 07/15/11..............  $    531,250
    450,000   Gaz Capital SA/Gazprom
                OAO -- 144A (Luxembourg),
                6.21%, 11/22/16..............       454,275
     80,000   Kerr-McGee Corp.,
                6.95%, 07/01/24..............        85,420
    920,000   Kerr-McGee Corp.,
                7.88%, 09/15/31..............     1,100,815
     50,000   Kinder Morgan Energy Partners,
                LP,
                6.30%, 02/01/09..............        50,688
    240,000   Kinder Morgan Energy Partners,
                LP,
                6.75%, 03/15/11..............       249,943
     55,000   Opti Canada, Inc. (Canada) --
                144A,
                8.25%, 12/15/14..............        56,788
     40,000   Peabody Energy Corp., Series B,
                6.88%, 03/15/13..............        41,200
    310,000   Pemex Project Funding Master
                Trust,
                7.38%, 12/15/14..............       342,085
    290,000   Petrobas International Finance
                Company (Cayman Islands),
                6.13%, 10/06/16..............       294,350
     45,000   Pogo Producing Company,
                6.88%, 10/01/17..............        43,200
     30,000   Pride International, Inc.,
                7.38%, 07/15/14..............        31,125
     25,000   Semgroup LP -- 144A,
                8.75%, 11/15/15..............        25,250
     95,000   Suburban Propane Partners,
                6.88%, 12/15/13..............        93,575
    310,000   TNK-BP Finance SA -- 144A
                (Luxembourg),
                7.50%, 07/18/16..............       330,538
     80,000   Western Oil Sands, Inc.
                (Canada),
                8.38%, 05/01/12..............        89,200
     20,000   Williams Companies, Inc.,
                7.75%, 06/15/31..............        21,100
    510,000   Williams Companies, Inc.,
                Series A,
                7.50%, 01/15/31..............       531,675
    190,000   XTO Energy, Inc.,
                7.50%, 04/15/12..............       206,653
                                               ------------
                                                  7,250,983
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.0%
    110,000   Weyerhaeuser Company,
                6.75%, 03/15/12..............       115,490
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 0.0%
$    40,000   AmerisourceBergen Corp.,
                5.88%, 09/15/15..............  $     39,311
                                               ------------
              PRINTING AND PUBLISHING -- 0.0%
     45,000   Idearc, Inc. -- 144A,
                8.00%, 11/15/16..............        45,900
     20,000   Reader's Digest Association,
                Inc.,
                6.50%, 03/01/11..............        20,650
                                               ------------
                                                     66,550
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 0.9%
    580,049   Washington Mutual Bank, Series
                2005-AR1, Class A1A,
                Floating Rate,
                5.67%, 01/25/45(3)...........       582,621
    896,742   Washington Mutual Bank, Series
                2005-AR13, Class A1A1,
                Floating Rate,
                5.64%, 10/25/45(3)...........       898,508
    960,795   Washington Mutual Bank, Series
                2005-AR13, Class A1B3,
                Floating Rate,
                5.71%, 10/25/45(3)...........       966,163
  1,044,035   Washington Mutual Bank, Series
                2005-AR15, Class A1A2,
                Floating Rate,
                5.63%, 11/25/45(3)...........     1,048,722
                                               ------------
                                                  3,496,014
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 0.8%
    860,367   Lehman XS Trust,
                Series 2005-5N, Class 1A1,
                Floating Rate,
                5.65%, 11/25/35(3)...........       863,289
    579,115   Lehman XS Trust,
                Series 2005-7N, Class 1A1B,
                Floating Rate,
                5.65%, 12/25/35(3)...........       581,818
  1,138,605   Lehman XS Trust, Series
                2006-GP4, Class 3A1A,
                Floating Rate,
                5.42%, 08/25/46(3)...........     1,138,432
    300,000   Morgan Stanley Capital I,
                Series 2005-HQ6, Class A4A,
                4.99%, 08/13/42..............       293,284
                                               ------------
                                                  2,876,823
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 9.4%
    936,327   Accredited Mortgage Loan Trust,
                Series 2005-3, Class A1,
                Floating Rate,
                5.59%, 09/25/35(3)...........       937,739
    401,114   Adjustable Rate Mortgage Trust,
                Series 2004-2, Class 7A2,
                Floating Rate,
                5.77%, 02/25/35(3)...........       401,939

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   387,206   Adjustable Rate Mortgage Trust,
                Series 2004-5, Class 7A2,
                Floating Rate,
                5.73%, 04/25/35(3)...........  $    387,782
    280,000   Banc of America Commercial
                Mortgage, Inc., Series
                2005-5, Class A4,
                5.12%, 09/10/15..............       275,948
  1,481,283   Banc of America Mortgage
                Securities, Series 2005-A,
                Class 2A1,
                4.46%, 02/25/35..............     1,447,640
    196,050   Chevy Chase Mortgage Funding
                Corp -- 144A, Series 2003-3A,
                Class A1, Floating Rate,
                5.70%, 07/25/34(3)...........       196,148
    425,709   Countrywide Alternative Loan
                Trust, Series 2005-36,
                Class 3A1, Floating Rate,
                4.96%, 08/25/35(3)...........       422,116
  1,133,677   Countrywide Alternative Loan
                Trust, Series 2005-56,
                Class 4A1, Floating Rate,
                5.63%, 11/25/35(3)...........     1,137,644
  1,218,445   Countrywide Alternative Loan
                Trust, Series 2005-59,
                Class 1A1, Floating Rate,
                5.65%, 11/20/35(3)...........     1,223,239
    583,778   Countrywide Asset-Backed
                Certificates, Series 2005-11,
                Class AF1, Floating Rate,
                5.53%, 02/25/36(3)...........       584,306
    390,000   Countrywide Asset-Backed
                Certificates, Series 2005-4,
                Class AF3,
                4.46%, 10/25/35..............       385,909
    668,161   Countrywide Home Equity Loan
                Trust, Series 2005-G,
                Class 2A, Floating Rate,
                5.58%, 12/15/35(3)...........       669,309
  1,043,530   Countrywide Home Loans -- 144A,
                Series 2005-R3, Class AF,
                Floating Rate,
                5.72%, 09/25/35(3)...........     1,049,850
    330,832   First Franklin Mortgage Loan
                Asset Backed Certificates,
                Series 2004-FF10, Class A2,
                Floating Rate,
                5.75%, 12/25/32(3)...........       331,568
    889,441   GMAC Commercial Mortgage
                Securities, Inc., Series
                1999-C2, Class A2,
                6.95%, 09/15/33..............       917,449
  1,071,741   GMAC Mortgage Corp. Loan Trust,
                Series 2005-AR1,
                Class 3A, Floating Rate,
                4.67%, 03/18/35(3)...........     1,058,118

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 1,500,000   GMAC Mortgage Corp. Loan Trust,
                Series 2006-HE1,
                Class A, Floating Rate,
                5.56%, 11/25/36(3)...........  $  1,501,542
  1,956,387   GSAMP Trust -- 144A, Series
                2006-SD2, Class A1,
                Floating Rate,
                5.46%, 05/25/46(3)...........     1,956,309
    362,016   Impac CMB Trust, Series
                2003-10, Class 1A1, Floating
                Rate,
                6.05%, 10/25/33(3)...........       362,391
    447,994   Impac CMB Trust, Series 2004-2,
                Class A1, Floating Rate,
                5.87%, 04/25/34(3)...........       448,342
    551,475   Impac CMB Trust, Series 2004-6,
                Class 1A1, Floating Rate,
                5.75%, 10/25/34(3)...........       554,023
    240,929   IndyMac Index Mortgage Loan
                Trust, Series 2005-AR15,
                Class A2,
                5.10%, 09/25/35..............       234,004
  1,080,000   JPMorgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2005-CB12, Class A4,
                4.90%, 09/12/37..............     1,048,709
    903,282   JPMorgan Mortgage Trust, Series
                2004-A3, Class 1A1,
                Floating Rate,
                4.30%, 07/25/34(3)...........       896,729
    870,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C1,
                Class A3,
                4.55%, 02/15/30..............       844,150
  1,098,000   Merrill Lynch Mortgage
                Investors, Inc., Series
                2005-A4, Class 2A2,
                4.46%, 07/25/35..............     1,069,434
  1,300,000   Merrill Lynch Mortgage
                Investors, Inc., Series
                2005-A5, Class A3,
                4.44%, 06/25/35..............     1,277,407
    500,000   Merrill Lynch Mortgage Trust,
                Series 2006-C1, Class A4,
                Floating Rate,
                5.66%, 05/12/39(3)...........       514,847
    401,935   MLCC Mortgage Investors, Inc.,
                Series 2003-F, Class A1,
                Floating Rate,
                5.67%, 10/25/28(3)...........       401,969
    464,792   Opteum Mortgage Acceptance
                Corp., Series 2005-4,
                Class 1A1A, Floating Rate,
                5.52%, 11/25/35(3)...........       465,231
    974,511   Prime Mortgage Trust -- 144A,
                Series 2006-DR1, Class 1A1,
                5.50%, 05/25/35..............       967,796
    483,169   Prime Mortgage Trust -- 144A,
                Series 2006-DR1, Class 1A2,
                6.00%, 05/25/35..............       486,151

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 1,958,662   Prime Mortgage Trust -- 144A,
                Series 2006-DR1, Class 2A1,
                5.50%, 05/25/35..............  $  1,941,504
  1,764,042   Prime Mortgage Trust -- 144A,
                Series 2006-DR1, Class 2A2,
                6.00%, 05/25/35..............     1,759,068
  2,150,267   Residential Accredit Loans,
                Inc., Series 2005-Q03,
                Class A1, Floating Rate,
                5.75%, 10/25/45(3)...........     2,157,825
  1,065,308   Structured Adjustable Rate
                Mortgage Loan, Series
                2005-15, Class 1A1,
                5.06%, 07/25/35..............     1,056,891
    539,842   Structured Asset Mortgage
                Investments, Inc., Series
                2003-AR4, Class A1, Floating
                Rate,
                5.70%, 01/19/34(3)...........       541,158
  2,278,539   Thornburg Mortgage Securities
                Trust, Series 2006-1,
                Class A3, Floating Rate,
                5.52%, 01/25/36(3)...........     2,276,814
  1,247,501   Zuni Mortgage Loan Trust,
                Series 2006-0A1, Class A1,
                Floating Rate,
                5.45%, 08/25/36(3)...........     1,246,727
                                               ------------
                                                 35,435,725
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.0%
     50,000   Host Marriott LP, Series Q,
                6.75%, 06/01/16..............        50,313
     50,000   Ventas Realty LP/Ventas Capital
                Corp.,
                6.75%, 06/01/10..............        51,750
     40,000   Ventas Realty LP/Ventas Capital
                Corp.,
                7.13%, 06/01/15..............        42,200
                                               ------------
                                                    144,263
                                               ------------
              RETAIL -- 0.0%
     20,000   JC Penney & Company, Inc.,
                7.40%, 04/01/37..............        21,871
                                               ------------
              RETAIL: SUPERMARKETS -- 0.0%
    100,000   Delhaize America, Inc.,
                9.00%, 04/15/31..............       119,231
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.0%
     25,000   Cie Generale de Geophysique
                (France),
                7.50%, 05/15/15..............        25,250
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              SEMICONDUCTORS -- 0.0%
$    40,000   MagnaChip Semiconductor, Ltd.,
                Floating Rate,
                8.61%, 12/15/11(2)...........  $     34,600
     15,000   NXP BV/NXP Funding LLC
                (the Netherlands) -- 144A,
                7.88%, 10/15/14..............        15,581
                                               ------------
                                                     50,181
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.8%
    190,000   AT&T, Inc.,
                5.10%, 09/15/14..............       184,769
     55,000   Cincinnati Bell, Inc.,
                7.00%, 02/15/15..............        55,344
     15,000   Citizens Communications
                Company,
                9.25%, 05/15/11..............        16,669
     10,000   Citizens Communications
                Company,
                9.00%, 08/15/31..............        10,900
    180,000   Deutsche Telecom International
                Finance BV (the Netherlands),
                5.75%, 03/23/16..............       177,668
     45,000   Intelsat Bermuda, Ltd. -- 144A
                (Bermuda),
                9.25%, 06/15/16..............        48,600
    220,000   Koninklijke KPN NV (the
                Netherlands),
                8.38%, 10/01/30..............       252,764
     10,000   Nextel Communications, Inc.,
                Series D,
                7.38%, 08/01/15..............        10,264
    580,000   Nextel Communications, Inc.,
                Series E,
                6.88%, 10/31/13..............       586,586
     60,000   Nextel Communications, Inc.,
                Series F,
                5.95%, 03/15/14..............        58,513
    780,000   Qwest Communications
                International, Inc., Floating
                Rate,
                8.87%, 02/15/09(2)...........       793,650
    105,000   Qwest Corp.,
                7.88%, 09/01/11..............       112,350
     40,000   Rogers Wireless, Inc. (Canada),
                6.38%, 03/01/14..............        40,700
    270,000   Sprint Capital Corp.,
                8.38%, 03/15/12..............       300,392
     60,000   Sprint Capital Corp.,
                8.75%, 03/15/32..............        72,421
    240,000   Sprint Nextel Corp.,
                6.00%, 12/01/16..............       234,340
    200,000   Telecom Italia Capital
                (Luxembourg),
                5.25%, 10/01/15..............       187,142
     50,000   Verizon Global Funding Corp.,
                7.38%, 09/01/12..............        54,730

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$    10,000   Verizon New York, Inc., Series
                A,
                6.88%, 04/01/12..............  $     10,379
     25,000   Windstream Corp. -- 144A,
                8.63%, 08/01/16..............        27,500
                                               ------------
                                                  3,235,681
                                               ------------
              TRANSPORTATION -- 0.1%
     85,000   OMI Corp. (Marshall Islands),
                7.63%, 12/01/13..............        87,338
     20,000   Teekay Shipping Corp. (Marshall
                Islands),
                8.88%, 07/15/11..............        21,575
    110,000   Union Pacific Corp.,
                5.38%, 05/01/14..............       109,377
                                               ------------
                                                    218,290
                                               ------------
              UTILITIES -- 0.7%
    760,000   AES Corp.,
                7.75%, 03/01/14..............       805,599
     70,000   Dominion Resources, Inc.,
                4.75%, 12/15/10..............        68,452
    220,000   Dominion Resources, Inc.,
                5.70%, 09/17/12(8)...........       222,762
     40,000   Exelon Corp.,
                5.63%, 06/15/35..............        37,808
    160,000   FirstEnergy Corp., Series B,
                6.45%, 11/15/11..............       167,023
    470,000   FirstEnergy Corp., Series C,
                7.38%, 11/15/31..............       536,880
     50,000   Midwest Generation LLC,
                8.75%, 05/01/34..............        54,500
     37,566   Midwest Generation LLC, Series
                B,
                8.56%, 01/02/16..............        41,440
     80,000   NRG Energy, Inc.,
                7.25%, 02/01/14..............        80,800
     40,000   Oncor Electric Delivery
                Company,
                6.38%, 01/15/15..............        41,296
    130,000   Pacific Gas & Electric Company,
                6.05%, 03/01/34..............       131,552
    210,000   TXU Corp., Series P,
                5.55%, 11/15/14..............       200,412
    160,000   TXU Corp., Series R,
                6.55%, 11/15/34..............       150,436
                                               ------------
                                                  2,538,960
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $80,323,666)...........    80,675,720
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CONVERTIBLE BONDS -- 0.0%
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS
$   100,000   Ford Motor Company,
                4.25%, 12/15/36
                (Cost $100,000)..............  $    107,375
                                               ------------
              MUNICIPAL BONDS -- 0.4%
              VIRGINIA
  1,565,361   Virginia State Housing
                Development Authority, Series
                C, Revenue Bond,
                6.00%, 06/25/34
                (Cost $1,539,633)............     1,565,408
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 1.3%
    450,000   AID-Israel (Israel),
                5.50%, 04/26/24..............       468,755
    510,000   Bundesrepublic Deutschland
                (Germany), Series 04,
                3.75%, 01/04/15(19)..........       663,890
     97,000   Federal Republic of Brazil
                (Brazil),
                10.13%, 05/15/27.............       136,528
    342,000   Federal Republic of Brazil
                (Brazil),
                11.00%, 08/17/40(8)..........       453,578
     59,648   Government of Canada Real
                Return Bonds (Canada),
                4.00%, 12/01/31(17)..........        74,218
    230,000   Republic of Colombia
                (Colombia), Series MTN,
                7.38%, 09/18/37..............       247,480
    206,000   Republic of Panama (Panama),
                7.13%, 01/29/26..............       223,510
  1,510,000   Russian Federation (Russia) --
                144A,
                5.00%, 03/31/30..............     1,708,295
     16,000   United Mexican States (Mexico),
                5.63%, 01/15/17..............        16,056
    270,000   United Mexican States (Mexico),
                Series MTN,
                8.30%, 08/15/31..............       345,870
    414,000   United Mexican States (Mexico),
                Series MTNA,
                7.50%, 04/08/33..............       489,555
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS
                (Cost $4,532,762)............     4,827,735
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 0.2%
              FEDERAL HOME LOAN BANK
    710,000   Series 633,
                4.80%, 02/15/07
                (Cost $710,000)..............       710,000
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US TREASURY SECURITY -- 0.3%
              US TREASURY BILL
$ 1,185,000   4.87%, 01/11/07
                (Cost $1,183,076)............  $  1,183,076
                                               ------------
              SECURITIES LENDING COLLATERAL -- 2.2%
  8,381,259   Securities Lending Collateral
                Investment (Note 4)
                (Cost $8,381,259)............     8,381,259
                                               ------------
              TOTAL SECURITIES
                (Cost $385,165,390)..........   421,371,197
                                               ------------
              REPURCHASE AGREEMENTS -- 4.2%
 15,905,785   With Investors Bank and Trust,
                dated 12/29/06, 4.76%, due
                01/02/07, repurchase proceeds
                at maturity $15,914,197
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                5.85%, due 01/25/33, with a
                value of $16,304,160 and
                Government National Mortgage
                Association, 6.38%, due
                07/20/34, with a value of
                $396,914) (Cost
                $15,905,785).................    15,905,785
                                               ------------
              Total Investments before Call
                and Put Options Written --
                114.6%
                (Cost $401,071,175)..........   437,276,982
                                               ------------
 CONTRACTS
 ---------
              CALL OPTIONS WRITTEN -- (0.0)%
        (41)  US Treasury Note (10 Year)
                March Future, Expiring
                February 2007 @ 110..........        (3,203)
         (1)  US Treasury Note (10 Year)
                March Future, Expiring
                February 2007 @ 111..........           (31)
                                               ------------
              TOTAL CALL OPTIONS WRITTEN
                (Premium $11,337)............        (3,234)
                                               ------------

 CONTRACTS                                        VALUE
 ---------                                     ------------
              PUT OPTIONS WRITTEN -- (0.0)%
        (42)  US Treasury Note (10 Year)
                March Future, Expiring
                February 2007 @ 106..........  $     (8,531)
        (40)  US Treasury Note (10 Year)
                March Future, Expiring
                February 2007 @ 107..........       (19,375)
                                               ------------
              TOTAL PUT OPTIONS WRITTEN
                (Premium $24,809)............       (27,906)
                                               ------------
              Total Investments net of Call
                and Put Options
                Written -- 114.6%
                (Cost $401,035,029)..........   437,245,842
              Liabilities less other
                assets -- (14.6)%............   (55,597,041)
                                               ------------
              NET ASSETS -- 100.0%...........  $381,648,801
                                               ============

    The aggregate cost of securities for federal income tax purposes at December 31, 2006 is $401,859,928.

    The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $38,596,924
    Gross unrealized depreciation...........   (3,211,010)
                                              -----------
    Net unrealized appreciation.............  $35,385,914
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2006

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 97.8%
               ADVERTISING -- 0.7%
   2,014,400   The Interpublic Group of
                 Companies, Inc.*(8).......  $   24,656,256
                                             --------------
               AEROSPACE AND DEFENSE -- 1.3%
     300,000   Northrop Grumman Corp. .....      20,310,000
     274,000   The Boeing Company..........      24,342,160
                                             --------------
                                                 44,652,160
                                             --------------
               APPAREL: MANUFACTURING AND RETAIL -- 0.3%
     320,000   Limited Brands, Inc. .......       9,260,800
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                 EQUIPMENT AND REPAIRS -- 0.9%
     104,000   BorgWarner, Inc. ...........       6,138,080
     146,600   DaimlerChrysler AG
                 (Germany)(8)..............       9,002,706
     360,800   General Motors Corp.(8).....      11,083,776
      45,000   Toyota Motor Corp. (ADR)
                 (Japan)...................       6,043,950
                                             --------------
                                                 32,268,512
                                             --------------
               BANKS -- 3.8%
   1,126,082   Bank of America Corp. ......      60,121,518
     587,200   National City Corp.(8)......      21,468,032
     215,800   SunTrust Banks, Inc. .......      18,224,310
     420,000   Wachovia Corp. .............      23,919,000
     265,600   Wells Fargo & Company.......       9,444,736
                                             --------------
                                                133,177,596
                                             --------------
               BROADCAST SERVICES/MEDIA -- 5.6%
     813,500   CBS Corp. -- Class B........      25,364,930
   1,031,900   Clear Channel
                 Communications, Inc. .....      36,673,726
     700,365   Comcast Corp. -- Class A*...      29,646,450
     645,000   Comcast Corp. -- Special
                 Class A*..................      27,012,600
     165,000   The Walt Disney Company.....       5,654,550
   3,470,200   Time Warner, Inc. ..........      75,580,956
                                             --------------
                                                199,933,212
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 0.1%
     125,000   Accenture, Ltd. -- Class A
                 (Bermuda).................       4,616,250
                                             --------------
               CHEMICALS -- 0.5%
     200,000   EI du Pont de Nemours and
                 Company...................       9,742,000
     200,000   The Dow Chemical Company....       7,988,000
                                             --------------
                                                 17,730,000
                                             --------------
               COMPUTER EQUIPMENT, SOFTWARE AND
                 SERVICES -- 6.2%
   1,744,800   Electronic Data Systems
                 Corp. ....................      48,069,240
     959,900   Hewlett-Packard Company.....      39,538,281

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               COMPUTER EQUIPMENT, SOFTWARE AND SERVICES
                 (CONTINUED)
     686,200   International Business
                 Machines Corp. ...........  $   66,664,330
     680,000   Microsoft Corp. ............      20,304,800
   8,067,700   Sun Microsystems, Inc.*.....      43,726,934
                                             --------------
                                                218,303,585
                                             --------------
               CONSUMER GOODS AND SERVICES -- 4.9%
     525,000   Altria Group, Inc. .........      45,055,500
   1,079,200   Avon Products, Inc. ........      35,656,768
     524,900   Kimberly-Clark Corp. .......      35,666,955
     428,000   Procter & Gamble Company....      27,507,560
     115,000   The Black & Decker Corp. ...       9,196,550
     320,000   The Clorox Company..........      20,528,000
                                             --------------
                                                173,611,333
                                             --------------
               CONTAINERS AND PACKAGING -- 0.2%
     440,000   Owens-Illinois, Inc.*.......       8,118,000
                                             --------------
               DIVERSIFIED OPERATIONS AND SERVICES -- 2.1%
   1,880,800   General Electric Company....      69,984,568
      44,600   Textron, Inc. ..............       4,182,142
                                             --------------
                                                 74,166,710
                                             --------------
               ELECTRONICS -- 2.6%
     125,116   Arrow Electronics, Inc.*....       3,947,410
   1,121,400   Flextronics International,
                 Ltd. (Singapore)*.........      12,873,672
   1,939,177   Sanmina-SCI Corp.*..........       6,690,161
   9,744,905   Solectron Corp.*............      31,378,594
     866,900   Sony Corp. (ADR) (Japan)....      37,129,327
                                             --------------
                                                 92,019,164
                                             --------------
               ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                 SERVICES -- 0.5%
     504,200   Waste Management, Inc. .....      18,539,434
                                             --------------
               FINANCIAL SERVICES -- 13.8%
     410,600   American Express Company....      24,911,102
     345,800   Capital One Financial
                 Corp. ....................      26,564,356
   1,632,500   Citigroup, Inc. ............      90,930,250
      96,600   Countrywide Financial
                 Corp. ....................       4,100,670
   1,286,300   Fannie Mae..................      76,393,357
     399,900   Freddie Mac.................      27,153,210
   2,521,640   JPMorgan Chase & Company....     121,795,212
   1,085,800   Merrill Lynch & Company,
                 Inc. .....................     101,087,980
      84,000   The Goldman Sachs Group,
                 Inc. .....................      16,745,400
                                             --------------
                                                489,681,537
                                             --------------

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                               DECEMBER 31, 2006

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               FOOD AND BEVERAGE -- 2.9%
     265,000   Kellogg Company.............  $   13,265,900
   1,239,500   Kraft Foods, Inc. -- Class
                 A(8)......................      44,250,150
       3,000   Molson Coors Brewing
                 Company -- Class B........         229,320
     255,000   PepsiCo, Inc. ..............      15,950,250
   1,093,305   Sara Lee Corp. .............      18,618,984
     190,000   The Coca-Cola Company.......       9,167,500
                                             --------------
                                                101,482,104
                                             --------------
               INSURANCE -- 9.2%
     623,600   Aetna, Inc. ................      26,927,048
   1,185,100   American International
                 Group, Inc. ..............      84,924,266
     550,000   Genworth Financial, Inc. --
                 Class A...................      18,815,500
     109,400   MBIA, Inc. .................       7,992,764
     450,200   MetLife, Inc.(8)............      26,566,302
      61,566   PartnerRE, Ltd.
                 (Bermuda)(8)..............       4,373,033
     170,000   RenaissanceRe Holdings, Ltd.
                 (Bermuda).................      10,200,000
     986,900   The Chubb Corp. ............      52,216,879
     145,000   The Hartford Financial
                 Services Group, Inc. .....      13,529,950
   1,168,338   The St. Paul Travelers
                 Companies, Inc. ..........      62,728,067
     238,000   XL Capital, Ltd. -- Class A
                 (Cayman Islands)..........      17,140,760
                                             --------------
                                                325,414,569
                                             --------------
               INTERNET SERVICES -- 0.4%
     500,000   Cisco Systems, Inc.*........      13,665,000
                                             --------------
               MANUFACTURING -- 2.4%
      48,000   Cooper Industries, Ltd. --
                 Class A (Bermuda).........       4,340,640
     140,000   Eaton Corp. ................      10,519,600
     758,600   Honeywell International,
                 Inc. .....................      34,319,064
     592,950   Smurfit-Stone Container
                 Corp.*....................       6,261,552
     147,700   SPX Corp. ..................       9,033,332
     725,500   Tyco International, Ltd.
                 (Bermuda).................      22,055,200
                                             --------------
                                                 86,529,388
                                             --------------
               MEDICAL EQUIPMENT, SUPPLIES,
                 AND SERVICES -- 2.0%
   1,184,100   Boston Scientific Corp.*....      20,342,838
     371,000   Medco Health Solutions,
                 Inc.*.....................      19,826,240
   4,310,000   Tenet Healthcare
                 Corp.*(8).................      30,040,700
                                             --------------
                                                 70,209,778
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               METALS AND MINING -- 1.0%
     390,000   Mittal Steel Company NV --
                 Class A (the
                 Netherlands)(8)...........  $   16,450,200
     280,200   United States Steel
                 Corp. ....................      20,493,828
                                             --------------
                                                 36,944,028
                                             --------------
               OIL, COAL AND GAS -- 9.2%
     275,000   BP PLC (ADR) (United
                 Kingdom)..................      18,452,500
   1,259,500   ChevronTexaco Corp. ........      92,611,035
   1,242,602   ConocoPhillips..............      89,405,214
   1,354,800   Exxon Mobil Corp. ..........     103,818,324
      78,000   Occidental Petroleum
                 Corp. ....................       3,808,740
     234,600   Total SA (ADR) (France).....      16,872,432
                                             --------------
                                                324,968,245
                                             --------------
               PAPER AND FOREST PRODUCTS -- 1.0%
   1,180,700   MeadWestvaco Corp. .........      35,491,842
                                             --------------
               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 5.8%
     385,800   AmerisourceBergen Corp. ....      17,345,568
     503,800   Merck & Company, Inc. ......      21,965,680
   2,509,100   Millennium Pharmaceuticals,
                 Inc.*(8)..................      27,349,190
   3,140,300   Pfizer, Inc. ...............      81,333,770
     891,800   Watson Pharmaceuticals,
                 Inc.*.....................      23,213,554
     646,600   Wyeth.......................      32,924,872
                                             --------------
                                                204,132,634
                                             --------------
               PRINTING AND PUBLISHING -- 0.3%
      34,382   Idearc, Inc.*(8)............         985,044
     500,000   The Reader's Digest
                 Association, Inc. ........       8,350,000
                                             --------------
                                                  9,335,044
                                             --------------
               RETAIL -- 1.6%
     454,662   Federated Department Stores,
                 Inc. .....................      17,336,262
     922,600   Office Depot, Inc.*.........      35,215,642
      92,000   Target Corp. ...............       5,248,600
                                             --------------
                                                 57,800,504
                                             --------------
               RETAIL: RESTAURANTS -- 0.9%
     705,000   McDonald's Corp. ...........      31,252,650
                                             --------------
               RETAIL: SUPERMARKETS -- 1.3%
     819,925   Safeway, Inc. ..............      28,336,608
     779,350   The Kroger Company..........      17,979,605
                                             --------------
                                                 46,316,213
                                             --------------

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                               DECEMBER 31, 2006

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS -- 1.7%
   2,131,600   Intel Corp. ................  $   43,164,900
     659,900   Intersil Corp. -- Class A...      15,784,808
                                             --------------
                                                 58,949,708
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT
                 AND SERVICES -- 7.8%
   2,514,046   Alcatel-Lucent (ADR)
                 (France)..................      35,749,734
   2,424,900   AT&T, Inc.(8)...............      86,690,176
     109,400   BellSouth Corp. ............       5,153,834
     214,500   Crown Castle International
                 Corp.*....................       6,928,350
   1,529,200   Nokia Oyj (ADR).............      31,073,344
   6,631,800   Qwest Communications
                 International, Inc.*(8)...      55,508,166
   1,178,800   Sprint Nextel Corp. ........      22,267,532
     887,652   Verizon Communications,
                 Inc. .....................      33,056,160
                                             --------------
                                                276,427,296
                                             --------------
               TOYS -- 0.9%
   1,417,100   Mattel, Inc. ...............      32,111,486
                                             --------------
               TRANSPORTATION -- 2.8%
     386,200   Con-way, Inc. ..............      17,008,248
   2,105,200   CSX Corp. ..................      72,482,036
     191,380   Norfolk Southern Corp. .....       9,624,500
                                             --------------
                                                 99,114,784
                                             --------------
               UTILITIES -- 3.1%
     310,000   Allegheny Energy, Inc.*.....      14,232,100
   1,060,180   American Electric Power
                 Company, Inc. ............      45,142,464
     224,800   Constellation Energy
                 Group.....................      15,481,976
     225,000   Entergy Corp. ..............      20,772,000
     305,800   Wisconsin Energy Corp. .....      14,513,268
                                             --------------
                                                110,141,808
                                             --------------
               TOTAL COMMON STOCKS
                 (Cost $2,796,613,423).....   3,461,021,630
                                             --------------
 PRINCIPAL                                       VALUE
 ---------                                   --------------
               SECURITIES LENDING COLLATERAL -- 5.3%
$186,521,888   Securities Lending
                 Collateral Investment
                 (Note 4) (Cost
                 $186,521,888).............  $  186,521,888
                                             --------------
               TOTAL SECURITIES
                 (Cost $2,983,135,311).....   3,647,543,518
                                             --------------
               REPURCHASE AGREEMENTS -- 2.1%
  74,170,734   With Investors Bank & Trust,
                 dated 12/29/06, 4.76%,
                 due 01/02/07, repurchase
                 proceeds at maturity
                 $74,209,962
                 (Collateralized by Fannie
                 Mae Adjustable Rate
                 Mortgage, 4.28%, due
                 03/01/34, with a value of
                 $9,353,891, Freddie Mac
                 Adjustable Rate Mortgage,
                 5.65%, due 08/15/36, with
                 a value of $66,197,101 and
                 Small Business
                 Administration,
                 8.88%, due 07/25/16, with
                 a value of $2,328,279)
                 (Cost $74,170,734)........      74,170,734
                                             --------------
               Total Investments -- 105.2%
                 (Cost $3,057,306,045).....   3,721,714,252
               Liabilities less other
                 assets -- (5.2)%..........    (182,770,526)
                                             --------------
               NET ASSETS -- 100.0%........  $3,538,943,726
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2006 is $3,065,846,281.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $720,698,403
    Gross unrealized depreciation..........   (64,830,432)
                                             ------------
    Net unrealized appreciation............  $655,867,971
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                                VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2006

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 95.5%
              ADVERTISING -- 3.8%
     28,200   RH Donnelley Corp. ............  $  1,768,986
    167,800   The Interpublic Group of
                Companies, Inc.*(8)..........     2,053,872
                                               ------------
                                                  3,822,858
                                               ------------
              AEROSPACE AND DEFENSE -- 4.0%
     11,000   Lockheed Martin Corp. .........     1,012,770
     44,700   Northrop Grumman Corp. ........     3,026,190
                                               ------------
                                                  4,038,960
                                               ------------
              AGRICULTURE -- 0.6%
     30,400   The Mosaic Company*............       649,344
                                               ------------
              AUTOMOBILE: RENTAL -- 0.2%
     11,510   Avis Budget Group, Inc. .......       249,652
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 1.0%
     12,700   Magna International, Inc. --
                Class A (Canada)(8)..........     1,022,985
                                               ------------
              BANKS -- 3.7%
     33,155   Bank of America Corp. .........     1,770,145
     17,100   Comerica, Inc. ................     1,003,428
     13,200   KeyCorp........................       501,996
      8,300   UnionBanCal Corp. .............       508,375
                                               ------------
                                                  3,783,944
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 0.4%
     15,300   First Data Corp. ..............       390,456
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 14.5%
     31,000   BMC Software, Inc.*............       998,200
    221,866   CA, Inc. ......................     5,025,265
    182,000   Electronic Data Systems
                Corp. .......................     5,014,100
    118,800   Microsoft Corp. ...............     3,547,368
                                               ------------
                                                 14,584,933
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 6.0%
     72,900   Centex Corp.(8)................     4,102,083
     61,100   Pulte Homes, Inc. .............     2,023,632
                                               ------------
                                                  6,125,715
                                               ------------
              CONSUMER GOODS AND SERVICES -- 3.0%
     11,900   Altria Group, Inc. ............     1,021,258
     72,960   Unilever PLC (ADR) (United
                Kingdom).....................     2,029,747
                                               ------------
                                                  3,051,005
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 1.5%
     41,500   Waste Management, Inc. ........     1,525,955
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES -- 8.3%
     46,800   Freddie Mac....................  $  3,177,720
     72,800   JPMorgan Chase & Company.......     3,516,240
      5,900   Prudential Financial, Inc. ....       506,574
     27,500   Washington Mutual, Inc. .......     1,250,975
                                               ------------
                                                  8,451,509
                                               ------------
              INSURANCE -- 13.5%
      9,300   Assurant, Inc. ................       513,825
     50,600   Conseco, Inc.*.................     1,010,988
     88,300   Genworth Financial, Inc. --
                Class A......................     3,020,743
     42,800   MetLife, Inc. .................     2,525,628
      5,400   The Hartford Financial Services
                Group, Inc. .................       503,874
     65,700   The St. Paul Travelers
                Companies, Inc. .............     3,527,433
     77,100   UnumProvident Corp. ...........     1,602,138
     14,100   XL Capital, Ltd. -- Class A
                (Cayman Islands).............     1,015,482
                                               ------------
                                                 13,720,111
                                               ------------
              LEISURE AND RECREATION -- 2.3%
     15,700   Harrah's Entertainment,
                Inc. ........................     1,298,704
     30,820   Wyndham Worldwide Corp.*.......       986,856
                                               ------------
                                                  2,285,560
                                               ------------
              MANUFACTURING -- 6.2%
     39,100   Flowserve Corp.*...............     1,973,377
    140,000   Tyco International, Ltd.
                (Bermuda)....................     4,256,000
                                               ------------
                                                  6,229,377
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES,
                AND SERVICES -- 1.1%
    156,400   Tenet Healthcare Corp.*(8).....     1,090,108
                                               ------------
              METALS AND MINING -- 3.3%
    110,300   Alcoa, Inc. ...................     3,310,103
                                               ------------
              OIL, COAL AND GAS -- 1.5%
     24,600   Petro-Canada (Canada)..........     1,009,584
      8,100   Sunoco, Inc. ..................       505,116
                                               ------------
                                                  1,514,700
                                               ------------
              PAPER AND FOREST PRODUCTS -- 1.2%
     17,900   Weyerhaeuser Company...........     1,264,635
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 2.0%
     85,200   Schering-Plough Corp. .........     2,014,128
                                               ------------

                       See notes to financial statements.

                                VALUE PORTFOLIO

                               DECEMBER 31, 2006

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE DEVELOPMENT AND SERVICES -- 3.0%
     49,925   Realogy Corp.*.................  $  1,513,726
     29,100   The St. Joe Company(8).........     1,558,887
                                               ------------
                                                  3,072,613
                                               ------------
              RETAIL -- 4.6%
     77,200   The Home Depot, Inc.(8)........     3,100,352
     33,100   Wal-Mart Stores, Inc. .........     1,528,558
                                               ------------
                                                  4,628,910
                                               ------------
              RETAIL: RESTAURANTS -- 1.5%
     11,500   McDonald's Corp. ..............       509,795
     17,200   YUM! Brands, Inc. .............     1,011,360
                                               ------------
                                                  1,521,155
                                               ------------
              RETAIL: SUPERMARKETS -- 1.5%
     43,300   Safeway, Inc.(8)...............     1,496,448
                                               ------------
              UTILITIES -- 6.8%
     69,800   Exelon Corp. ..................     4,319,922
     46,500   FPL Group, Inc.(8).............     2,530,530
                                               ------------
                                                  6,850,452
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $90,349,290)...........    96,695,616
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 15.2%
$15,388,046   Securities Lending Collateral
                Investment (Note 4)
                (Cost $15,388,046)...........    15,388,046
                                               ------------
              TOTAL SECURITIES
                (Cost $105,737,336)..........   112,083,662
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 9.0%
$ 9,130,521   With Investors Bank and Trust,
                dated 12/29/06, 4.76%, due
                01/02/07, repurchase proceeds
                at maturity $9,135,350
                (Collateralized by Small
                Business Administration,
                8.07%, due 07/25/29, with a
                value of $9,587,047) (Cost
                $9,130,521)..................  $  9,130,521
                                               ------------
              Total Investments -- 119.7%
                (Cost $114,867,857)..........   121,214,183
              Liabilities less other
                assets -- (19.7)%............   (19,931,277)
                                               ------------
              NET ASSETS -- 100.0%...........  $101,282,906
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2006 is $115,182,318.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation............  $6,708,491
    Gross unrealized depreciation............    (676,626)
                                               ----------
    Net unrealized appreciation..............  $6,031,865
                                               ==========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2006

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS -- 98.1%
              AEROSPACE AND DEFENSE -- 3.0%
     61,800   Goodrich Corp. ..............  $    2,814,990
     75,500   Lockheed Martin Corp. .......       6,951,285
    125,200   Northrop Grumman Corp. ......       8,476,040
    125,400   Raytheon Company.............       6,621,120
     90,200   The Boeing Company...........       8,013,368
     33,000   United Technologies Corp. ...       2,063,160
                                             --------------
                                                 34,939,963
                                             --------------
              AGRICULTURE -- 0.3%
     65,800   Monsanto Company.............       3,456,474
                                             --------------
              AIRLINES -- 0.3%
     69,700   US Airways Group, Inc.*(8)...       3,753,345
                                             --------------
              APPAREL: MANUFACTURING AND RETAIL -- 1.1%
     57,000   American Eagle Outfitters,
                Inc. ......................       1,778,970
     31,400   Jones Apparel Group, Inc. ...       1,049,702
    176,600   The Gap, Inc. ...............       3,443,700
    265,500   Urban Outfitters, Inc.*(8)...       6,114,465
                                             --------------
                                                 12,386,837
                                             --------------
              AUTOMOBILE: RETAIL -- 0.2%
    108,000   AutoNation, Inc.*............       2,302,560
                                             --------------
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 0.4%
     79,000   Autoliv, Inc. (Sweden).......       4,763,700
                                             --------------
              BANKS -- 6.2%
    174,000   Bank of America Corp. .......       9,289,860
     65,200   Comerica, Inc. ..............       3,825,936
     92,200   Commerce Bancorp, Inc. -- New
                Jersey(8)..................       3,251,894
     12,400   Credicorp, Ltd. (Bermuda)....         507,656
     70,700   IndyMac Bancorp, Inc.(8).....       3,192,812
    115,000   KeyCorp......................       4,373,450
    145,700   National City Corp.(8).......       5,326,792
     37,400   Regions Financial Corp. .....       1,398,760
     44,300   SunTrust Banks, Inc. ........       3,741,135
     15,200   UnionBanCal Corp. ...........         931,000
    285,600   US Bancorp...................      10,335,864
    185,385   Wachovia Corp. ..............      10,557,676
    421,000   Wells Fargo & Company........      14,970,760
                                             --------------
                                                 71,703,595
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              BROADCAST SERVICES/MEDIA -- 4.3%
    100,282   CBS Corp. -- Class B.........  $    3,126,793
     56,100   Clear Channel Communications,
                Inc. ......................       1,993,794
     58,600   Comcast Corp. -- Class
                A*(8)......................       2,480,538
     17,205   Liberty Media
                Corp. - Capital -- Series
                A*.........................       1,685,746
     21,100   News Corp. -- Class B........         469,686
     33,100   Rogers Communications,
                Inc. -- Class B
                (Canada)(8)................       1,972,760
    120,100   Shaw Communications, Inc. --
                Class B (Canada)(8)........       3,808,371
    179,100   The DIRECTV Group, Inc.*.....       4,466,754
     39,800   The McGraw-Hill
                Companies, Inc. ...........       2,707,196
    133,100   The Walt Disney Company......       4,561,337
    846,700   Time Warner, Inc. ...........      18,441,126
     94,100   Viacom, Inc. -- Class B*.....       3,860,923
                                             --------------
                                                 49,575,024
                                             --------------
              BUSINESS SERVICES AND SUPPLIES -- 1.1%
     22,100   Dun & Bradstreet Corp.*......       1,829,659
    201,500   First Data Corp. ............       5,142,280
     23,700   Moody's Corp. ...............       1,636,722
     95,200   Paychex, Inc. ...............       3,764,208
                                             --------------
                                                 12,372,869
                                             --------------
              CHEMICALS -- 0.6%
     26,800   Ashland, Inc. ...............       1,854,024
     46,400   EI du Pont de Nemours and
                Company....................       2,260,144
    102,400   Methanex Corp. (Canada)......       2,802,688
                                             --------------
                                                  6,916,856
                                             --------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 8.0%
     42,100   Apple Computer, Inc.*........       3,571,764
    107,700   Cadence Design Systems,
                Inc.*......................       1,928,907
     49,200   Computer Sciences Corp.*.....       2,625,804
    243,900   Electronic Arts, Inc.*.......      12,282,804
     20,500   Electronic Data Systems
                Corp. .....................         564,775
    338,200   Hewlett-Packard Company......      13,930,458
     91,700   Ingram Micro, Inc. -- Class
                A*.........................       1,871,597
     22,400   International Business
                Machines Corp. ............       2,176,160
     66,600   Intuit, Inc.*................       2,031,966
     64,600   Lexmark International,
                Inc. -- Class A*...........       4,728,720

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2006

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              COMPUTER EQUIPMENT, SOFTWARE AND SERVICES
                (CONTINUED)
     24,900   Mentor Graphics Corp.*.......  $      448,947
  1,192,500   Microsoft Corp. .............      35,608,050
     87,900   Oracle Corp.*................       1,506,606
    188,300   SanDisk Corp.*...............       8,102,549
    340,200   Sun Microsystems, Inc.*......       1,843,884
                                             --------------
                                                 93,222,991
                                             --------------
              CONSUMER GOODS AND SERVICES -- 4.6%
    152,700   Altria Group, Inc. ..........      13,104,714
     21,700   American Greetings Corp. --
                Class A....................         517,979
     51,200   Colgate-Palmolive Company....       3,340,288
     24,900   FedEx Corp. .................       2,704,638
      6,300   Loews Corp.-Carolina Group...         407,736
     82,300   NBTY, Inc.*..................       3,421,211
    179,405   Procter & Gamble Company.....      11,530,359
    104,200   Reynolds American, Inc. .....       6,821,974
     29,900   The Clorox Company...........       1,918,085
     73,000   The Estee Lauder Companies,
                Inc. -- Class A(8).........       2,979,860
     58,800   United Parcel Service,
                Inc. -- Class B............       4,408,824
     30,800   UST, Inc. ...................       1,792,560
                                             --------------
                                                 52,948,228
                                             --------------
              CONTAINERS AND PACKAGING -- 0.4%
      7,700   Greif, Inc. -- Class A.......         911,680
     89,600   Pactiv Corp.*................       3,197,824
                                             --------------
                                                  4,109,504
                                             --------------
              DISTRIBUTION -- 0.0%
      7,500   CDW Corp. ...................         527,400
                                             --------------
              DIVERSIFIED OPERATIONS AND SERVICES -- 2.2%
    599,200   General Electric Company.....      22,296,232
     34,400   Textron, Inc. ...............       3,225,688
                                             --------------
                                                 25,521,920
                                             --------------
              EDUCATION -- 0.1%
     12,700   ITT Educational Services,
                Inc.*......................         842,899
                                             --------------
              ELECTRONICS -- 0.6%
     87,900   Avnet, Inc.*.................       2,244,087
     77,800   Emerson Electric Company.....       3,428,646
     39,500   Synopsys, Inc.*..............       1,055,835
                                             --------------
                                                  6,728,568
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.0%
      9,400   Republic Services, Inc. .....  $      382,298
                                             --------------
              FINANCIAL SERVICES -- 10.5%
    156,900   American Express Company.....       9,519,123
     77,300   AmeriCredit Corp.*(8)........       1,945,641
     50,100   Ameriprise Financial,
                Inc. ......................       2,730,450
    478,300   Citigroup, Inc. .............      26,641,309
    190,000   Countrywide Financial
                Corp. .....................       8,065,500
     20,400   Janus Capital Group, Inc. ...         440,436
    440,300   JPMorgan Chase & Company.....      21,266,490
     95,400   Lehman Brothers Holdings,
                Inc. ......................       7,452,648
    154,600   Merrill Lynch & Company,
                Inc. ......................      14,393,260
    177,000   Morgan Stanley...............      14,413,110
     10,831   T Rowe Price Group, Inc. ....         474,073
     68,100   The First Marblehead
                Corp.(8)...................       3,721,665
     26,400   The Goldman Sachs Group,
                Inc. ......................       5,262,840
     79,000   Washington Mutual, Inc. .....       3,593,710
    156,000   Western Union Company........       3,497,520
                                             --------------
                                                123,417,775
                                             --------------
              FOOD AND BEVERAGE -- 2.7%
     86,200   Archer-Daniels-Midland
                Company....................       2,754,952
    158,900   ConAgra Foods, Inc. .........       4,290,300
     54,800   General Mills, Inc. .........       3,156,480
     47,000   HJ Heinz Company.............       2,115,470
     65,700   Kraft Foods, Inc. -- Class
                A(8).......................       2,345,490
    163,800   PepsiCo, Inc. ...............      10,245,690
    125,100   The Coca-Cola Company........       6,036,075
     54,400   Tyson Foods, Inc. -- Class
                A(8).......................         894,880
                                             --------------
                                                 31,839,337
                                             --------------
              INSURANCE -- 4.7%
     56,000   Aetna, Inc. .................       2,418,080
     28,700   Ambac Financial Group,
                Inc. ......................       2,556,309
     47,700   American International Group,
                Inc. ......................       3,418,182
     39,800   Assurant, Inc. ..............       2,198,950
     14,300   Axis Capital Holdings, Ltd.
                (Bermuda)..................         477,191
     21,600   CIGNA Corp. .................       2,841,912
     78,000   Genworth Financial, Inc. --
                Class A....................       2,668,380
     50,400   Hanover Insurance Group,
                Inc. ......................       2,459,520

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2006

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
    165,100   Loews Corp. .................  $    6,846,697
     38,052   MBIA, Inc. ..................       2,780,079
     35,400   MGIC Investment Corp. .......       2,213,916
     13,400   Nationwide Financial
                Services, Inc. -- Class
                A..........................         726,280
     66,800   Odyssey Re Holdings Corp. ...       2,491,640
     26,100   Principal Financial Group,
                Inc. ......................       1,532,070
    122,114   Radian Group, Inc. ..........       6,583,166
     40,100   The Allstate Corp. ..........       2,610,911
     17,700   The Chubb Corp. .............         936,507
    130,800   The PMI Group, Inc.(8).......       6,169,836
     15,400   The St. Paul Travelers
                Companies, Inc. ...........         826,826
      5,900   Unitrin, Inc. ...............         295,649
     54,000   WR Berkley Corp. ............       1,863,540
                                             --------------
                                                 54,915,641
                                             --------------
              INTERNET SERVICES -- 2.9%
    530,200   Cisco Systems, Inc.*.........      14,490,366
     94,800   eBay, Inc.*..................       2,850,636
     32,038   Google, Inc. -- Class A*.....      14,752,858
     25,700   IAC/InterActive Corp.*(8)....         955,012
                                             --------------
                                                 33,048,872
                                             --------------
              LEISURE AND RECREATION -- 0.9%
     50,500   Carnival Corp. (Panama)(8)...       2,477,025
     14,400   Choice Hotels International,
                Inc. ......................         606,240
    112,700   Starwood Hotels & Resorts
                Worldwide, Inc. ...........       7,043,750
                                             --------------
                                                 10,127,015
                                             --------------
              MACHINERY -- 0.4%
     33,400   Caterpillar, Inc. ...........       2,048,422
     31,400   Deere & Company..............       2,985,198
                                             --------------
                                                  5,033,620
                                             --------------
              MANUFACTURING -- 1.4%
     54,200   3M Company...................       4,223,806
     27,700   Furniture Brands
                International, Inc.(8).....         449,571
     90,100   Honeywell International,
                Inc. ......................       4,076,124
     35,200   Parker Hannifin Corp. .......       2,706,176

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              MANUFACTURING (CONTINUED)
     10,600   SPX Corp. ...................  $      648,296
     69,500   The Timken Company...........       2,028,010
     55,800   Tyco International, Ltd.
                (Bermuda)..................       1,696,320
                                             --------------
                                                 15,828,303
                                             --------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 4.5%
     24,400   Becton, Dickinson and
                Company....................       1,711,660
     83,000   Cardinal Health, Inc. .......       5,347,690
      9,600   Dade Behring Holdings,
                Inc. ......................         382,176
     39,800   Humana, Inc.*................       2,201,338
    241,000   Johnson & Johnson............      15,910,820
      5,400   Laboratory Corp. of America
                Holdings*..................         396,738
    110,700   McKesson Corp. ..............       5,612,490
    142,200   Medco Health Solutions,
                Inc.*......................       7,599,168
     17,900   Medtronic, Inc. .............         957,829
    227,400   St Jude Medical, Inc.*.......       8,313,744
      8,100   Universal Health Services,
                Inc. -- Class B............         448,983
     39,200   WellPoint, Inc.*.............       3,084,648
                                             --------------
                                                 51,967,284
                                             --------------
              METALS AND MINING -- 1.2%
    130,200   Alcoa, Inc. .................       3,907,302
      7,100   Newmont Mining Corp. ........         320,565
     82,800   Nucor Corp. .................       4,525,848
     21,100   Phelps Dodge Corp. ..........       2,526,092
     79,400   Steel Dynamics, Inc. ........       2,576,530
                                             --------------
                                                 13,856,337
                                             --------------
              OIL, COAL AND GAS -- 9.2%
     42,800   Apache Corp. ................       2,846,628
     45,700   Baker Hughes, Inc. ..........       3,411,962
     41,900   Cameron International
                Corp.*.....................       2,222,795
    156,900   ChevronTexaco Corp. .........      11,536,857
    182,486   ConocoPhillips...............      13,129,868
     46,400   Devon Energy Corp. ..........       3,112,512
     44,500   EnCana Corp. (Canada)........       2,044,775
      5,700   EOG Resources, Inc. .........         355,965
    578,600   Exxon Mobil Corp. ...........      44,338,118
     70,200   Holly Corp. .................       3,608,280
    101,000   Marathon Oil Corp. ..........       9,342,500

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2006

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
     51,400   Petro-Canada (Canada)........  $    2,109,456
    119,900   Schlumberger, Ltd.
                (Netherlands Antilles).....       7,572,884
     44,000   Smith International, Inc. ...       1,807,080
                                             --------------
                                                107,439,680
                                             --------------
              PAPER AND FOREST PRODUCTS -- 0.1%
     25,500   International Paper
                Company....................         869,550
                                             --------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 7.3%
     82,900   Abbott Laboratories..........       4,038,059
     33,700   Allergan, Inc. ..............       4,035,238
    135,800   AmerisourceBergen Corp. .....       6,105,568
    132,000   Amgen, Inc.*.................       9,016,920
    116,800   Biogen Idec, Inc.*...........       5,745,392
     86,800   Celgene Corp.*...............       4,993,604
     39,800   Eli Lilly and Company........       2,073,580
     30,100   Forest Laboratories, Inc.*...       1,523,060
     68,400   Genentech, Inc.*.............       5,549,292
     56,300   Gilead Sciences, Inc.*.......       3,655,559
    162,100   Merck & Company, Inc. .......       7,067,560
     34,000   Millennium Pharmaceuticals,
                Inc.*(8)...................         370,600
    884,300   Pfizer, Inc. ................      22,903,370
     82,400   Schering-Plough Corp. .......       1,947,936
     30,600   Sepracor, Inc.*..............       1,884,348
     68,700   Wyeth........................       3,498,204
                                             --------------
                                                 84,408,290
                                             --------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.5%
     39,600   Brookfield Asset Management,
                Inc. -- Class A (Canada)...       1,907,928
     40,600   Jones Lang LaSalle,
                Inc.(8)....................       3,742,102
                                             --------------
                                                  5,650,030
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.4%
     41,600   Equity Office Properties
                Trust......................       2,003,872
     11,800   Kimco Realty Corp. ..........         530,410
     32,200   New Century Financial
                Corp.(8)...................       1,017,198
      6,600   ProLogis.....................         401,082
      3,000   SL Green Realty Corp. .......         398,340
                                             --------------
                                                  4,350,902
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              RETAIL -- 3.8%
     68,700   Advance Auto Parts, Inc. ....  $    2,442,972
     68,700   Big Lots, Inc.*..............       1,574,604
     81,303   Circuit City Stores, Inc. ...       1,543,131
     51,900   Costco Wholesale Corp. ......       2,743,953
     53,100   Dillard's, Inc. -- Class
                A(8).......................       1,856,907
    143,600   Dollar General Corp. ........       2,306,216
     34,200   JC Penney Company, Inc. .....       2,645,712
     38,300   Kohl's Corp.*................       2,620,869
     70,400   Lowe's Companies, Inc. ......       2,192,960
     63,600   Office Depot, Inc.*..........       2,427,612
     21,600   Sears Holdings Corp.*(8).....       3,627,288
    232,200   Staples, Inc. ...............       6,199,740
     10,100   The Home Depot, Inc.(8)......         405,616
     88,300   Walgreen Company.............       4,052,087
    161,500   Wal-Mart Stores, Inc. .......       7,458,070
                                             --------------
                                                 44,097,737
                                             --------------
              RETAIL: RESTAURANTS -- 0.5%
     56,800   Darden Restaurants, Inc. ....       2,281,656
     10,600   McDonald's Corp. ............         469,898
     69,600   Starbucks Corp.*.............       2,465,232
                                             --------------
                                                  5,216,786
                                             --------------
              RETAIL: SUPERMARKETS -- 1.0%
    159,300   Safeway, Inc.(8).............       5,505,408
    242,100   The Kroger Company...........       5,585,247
                                             --------------
                                                 11,090,655
                                             --------------
              SEMICONDUCTORS -- 2.5%
    357,000   Atmel Corp.*.................       2,159,850
    130,900   Broadcom Corp. -- Class A*...       4,229,379
     71,700   Intel Corp. .................       1,451,925
    183,500   Micron Technology, Inc.*.....       2,561,660
    274,800   National Semiconductor
                Corp. .....................       6,237,960
    430,400   Texas Instruments, Inc. .....      12,395,520
                                             --------------
                                                 29,036,294
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 5.7%
     20,900   Anixter International,
                Inc.*......................       1,134,870
    150,500   AT&T, Inc.(8)................       5,380,375
    229,300   BellSouth Corp. .............      10,802,323
    133,300   CenturyTel, Inc. ............       5,819,878
    378,700   Corning, Inc.*...............       7,085,477
     12,205   Embarq Corp. ................         641,495
     81,199   JDS Uniphase Corp.*..........       1,352,775

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2006

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES (CONTINUED)
    387,500   Level 3 Communications,
                Inc.*(8)...................  $    2,170,000
    175,300   Motorola, Inc. ..............       3,604,168
    343,500   QUALCOMM, Inc. ..............      12,980,865
     91,800   Sprint Nextel Corp. .........       1,734,102
     25,900   Telephone and Data Systems,
                Inc. ......................       1,407,147
     11,000   Telephone and Data Systems,
                Inc. -- Special Common
                Shares.....................         545,600
     62,700   UTStarcom, Inc.*(8)..........         548,625
    297,000   Verizon Communications,
                Inc. ......................      11,060,280
                                             --------------
                                                 66,267,980
                                             --------------
              TOYS -- 0.3%
    141,600   Hasbro, Inc. ................       3,858,600
                                             --------------
              TRANSPORTATION -- 1.2%
      5,600   Burlington Northern Santa Fe
                Corp. .....................         413,336
     76,400   CSX Corp. ...................       2,630,452
    104,200   Norfolk Southern Corp. ......       5,240,218
     13,700   Overseas Shipholding Group,
                Inc. ......................         771,310
     53,700   Union Pacific Corp. .........       4,941,474
                                             --------------
                                                 13,996,790
                                             --------------
              UTILITIES -- 3.0%
     19,000   AGL Resources, Inc. .........         739,290
     22,000   Alliant Energy Corp. ........         830,940
     94,400   American Electric Power
                Company, Inc. .............       4,019,552
      8,400   DTE Energy Company(8)........         406,644
     54,800   Duke Energy Corp. ...........       1,819,908
    126,600   Edison International.........       5,757,768
     38,700   Energen Corp. ...............       1,816,578
     58,300   Entergy Corp. ...............       5,382,256
     44,000   FirstEnergy Corp. ...........       2,649,240
    114,500   PG&E Corp. ..................       5,419,285
     38,200   Pinnacle West Capital
                Corp. .....................       1,934,448
     78,600   TXU Corp. ...................       4,260,906
                                             --------------
                                                 35,036,815
                                             --------------
              TOTAL COMMON STOCKS
                (Cost $992,025,264)........   1,137,809,324
                                             --------------
 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SECURITIES LENDING COLLATERAL -- 5.9%
$67,965,319   Securities Lending Collateral
                Investment (Note 4)
                (Cost $67,965,319).........  $   67,965,319
                                             --------------
              TOTAL SECURITIES
                (Cost $1,059,990,583)......   1,205,774,643
                                             --------------
              REPURCHASE AGREEMENTS -- 2.1%
 23,960,361   With Investors Bank and
                Trust, dated 12/29/06,
                4.76%, due 01/02/07,
                repurchase proceeds at
                maturity $23,973,033
                (Collateralized by Freddie
                Mac Adjustable Rate
                Mortgage,
                5.70%, due 05/15/36, with a
                value of $23,036,034 and
                Small Business
                Administration,
                8.13%, due 01/25/27, with a
                value of $2,122,345)
                (Cost $23,960,361).........      23,960,361
                                             --------------
              Total Investments -- 106.1%
                (Cost $1,083,950,944)......   1,229,735,004
              Liabilities less other
                assets -- (6.1)%...........     (70,714,759)
                                             --------------
              NET ASSETS -- 100.0%.........  $1,159,020,245
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2006 is $1,089,902,981.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $156,191,994
    Gross unrealized depreciation..........   (16,359,971)
                                             ------------
    Net unrealized appreciation............  $139,832,023
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2006

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 97.9%
               AEROSPACE AND DEFENSE -- 4.0%
     322,244   General Dynamics Corp. .....  $   23,958,841
     251,022   Goodrich Corp. .............      11,434,052
     339,056   Lockheed Martin Corp. ......      31,216,886
     188,275   The Boeing Company..........      16,726,351
     266,480   United Technologies
                 Corp. ....................      16,660,330
                                             --------------
                                                 99,996,460
                                             --------------
               AGRICULTURE -- 1.4%
     672,994   Monsanto Company............      35,352,375
                                             --------------
               AIRLINES -- 0.6%
     283,064   US Airways Group,
                 Inc.*(8)..................      15,242,996
                                             --------------
               APPAREL: MANUFACTURING AND RETAIL -- 1.5%
     716,820   The Gap, Inc. ..............      13,977,990
   1,078,020   Urban Outfitters,
                 Inc.*(8)..................      24,826,801
                                             --------------
                                                 38,804,791
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                 EQUIPMENT AND REPAIRS -- 2.1%
     395,751   Toyota Motor Corp. (ADR)
                 (Japan)...................      53,153,317
                                             --------------
               BANKS -- 4.4%
     400,665   Commerce Bancorp, Inc. --
                 New Jersey(8).............      14,131,455
  60,410,000   Industrial and Commercial
                 Bank of China -- Class H
                 (China)...................      37,512,092
     514,743   UBS AG (Switzerland)........      31,054,445
     808,290   Wells Fargo & Company.......      28,742,792
                                             --------------
                                                111,440,784
                                             --------------
               BROADCAST SERVICES/MEDIA -- 3.2%
   1,085,562   Comcast Corp. -- Class A*...      45,951,839
     887,000   Time Warner, Inc. ..........      19,318,860
     389,097   Viacom, Inc. -- Class B*....      15,964,650
                                             --------------
                                                 81,235,349
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 1.0%
     368,150   First Data Corp. ...........       9,395,188
     386,270   Paychex, Inc. ..............      15,273,116
                                             --------------
                                                 24,668,304
                                             --------------
               CHEMICALS -- 0.4%
     188,244   EI du Pont de Nemours and
                 Company...................       9,169,365
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               COMPUTER EQUIPMENT, SOFTWARE AND
                 SERVICES -- 8.3%
     171,508   Apple Computer, Inc.*.......  $   14,550,739
     990,147   Electronic Arts, Inc.*......      49,863,803
     523,013   Hewlett-Packard Company.....      21,542,905
   3,113,090   Microsoft Corp. ............      92,956,868
     764,215   SanDisk Corp.*(8)...........      32,884,171
                                             --------------
                                                211,798,486
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.7%
     319,198   Lennar Corp. -- Class A.....      16,745,127
                                             --------------
               CONSUMER GOODS AND SERVICES -- 7.3%
     401,630   Altria Group, Inc. .........      34,467,887
     453,428   FedEx Corp. ................      49,251,349
   1,190,971   Procter & Gamble Company....      76,543,706
     121,300   The Clorox Company..........       7,781,395
     217,545   United Parcel Service,
                 Inc. -- Class B...........      16,311,524
                                             --------------
                                                184,355,861
                                             --------------
               DIVERSIFIED OPERATIONS AND SERVICES -- 2.5%
   1,350,497   General Electric Company....      50,251,993
     139,510   Textron, Inc. ..............      13,081,853
                                             --------------
                                                 63,333,846
                                             --------------
               FINANCIAL SERVICES -- 7.8%
     545,280   American Express Company....      33,082,138
     343,825   Citigroup, Inc. ............      19,151,053
     442,391   Lehman Brothers Holdings,
                 Inc. .....................      34,559,584
     199,405   Merrill Lynch & Company,
                 Inc. .....................      18,564,606
     207,790   Morgan Stanley..............      16,920,340
     307,874   The Goldman Sachs Group,
                 Inc. .....................      61,374,681
     633,205   Western Union Company.......      14,196,456
                                             --------------
                                                197,848,858
                                             --------------
               FOOD AND BEVERAGE -- 3.4%
   1,033,580   PepsiCo, Inc. ..............      64,650,429
     447,715   The Coca-Cola Company.......      21,602,249
                                             --------------
                                                 86,252,678
                                             --------------
               INSURANCE -- 1.2%
     144,440   MGIC Investment Corp. ......       9,033,278
     187,299   Radian Group, Inc. .........      10,097,289
     219,305   The PMI Group, Inc.(8)......      10,344,617
                                             --------------
                                                 29,475,184
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2006

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               INTERNET SERVICES -- 4.8%
   2,369,066   Cisco Systems, Inc.*........  $   64,746,574
     384,883   eBay, Inc.*.................      11,573,432
      96,873   Google, Inc. -- Class A*....      44,608,079
                                             --------------
                                                120,928,085
                                             --------------
               LEISURE AND RECREATION -- 6.0%
     142,558   Four Seasons Hotels, Inc.
                 (Canada)(8)...............      11,688,330
     439,066   Las Vegas Sands Corp.*......      39,287,625
     645,163   MGM MIRAGE*.................      37,000,098
     457,475   Starwood Hotels & Resorts
                 Worldwide, Inc. ..........      28,592,188
     377,502   Wynn Resorts, Ltd.(8).......      35,428,563
                                             --------------
                                                151,996,804
                                             --------------
               MANUFACTURING -- 0.4%
     132,490   3M Company..................      10,324,946
                                             --------------
               MEDICAL EQUIPMENT, SUPPLIES, AND
                 SERVICES -- 7.7%
     472,500   Johnson & Johnson...........      31,194,450
     577,330   Medco Health Solutions,
                 Inc.*.....................      30,852,515
     923,271   St Jude Medical, Inc.*......      33,754,788
   1,585,327   UnitedHealth Group, Inc. ...      85,179,619
     158,950   WellPoint, Inc.*............      12,507,776
                                             --------------
                                                193,489,148
                                             --------------
               METALS AND MINING -- 0.4%
     308,235   Alcoa, Inc. ................       9,250,132
                                             --------------
               OIL, COAL AND GAS -- 2.7%
     185,515   Baker Hughes, Inc. .........      13,850,550
     170,180   Cameron International
                 Corp.*....................       9,028,049
     608,062   Schlumberger, Ltd.
                 (Netherlands Antilles)....      38,405,196
     178,518   Smith International,
                 Inc. .....................       7,331,734
                                             --------------
                                                 68,615,529
                                             --------------
               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 9.0%
     249,592   Abbott Laboratories.........      12,157,626
     136,720   Allergan, Inc. .............      16,370,853
     264,139   Amgen, Inc.*................      18,043,335
     361,240   Biogen Idec, Inc.*..........      17,769,396
     192,445   Celgene Corp.*..............      11,071,361
     161,816   Eli Lilly and Company.......       8,430,614
   1,003,498   Genentech, Inc.*............      81,413,792

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT (CONTINUED)
     267,137   Genzyme Corp.*..............  $   16,450,296
     231,768   Gilead Sciences, Inc.*......      15,048,696
     168,765   Merck & Company, Inc. ......       7,358,154
     334,755   Schering-Plough Corp. ......       7,913,608
     125,876   Sepracor, Inc.*.............       7,751,444
     175,730   Wyeth.......................       8,948,172
                                             --------------
                                                228,727,347
                                             --------------
               RETAIL -- 6.4%
     278,882   Advance Auto Parts, Inc. ...       9,917,044
     582,978   Dollar General Corp. .......       9,362,627
   1,355,533   Lowe's Companies, Inc. .....      42,224,852
      87,895   Sears Holdings Corp.*(8)....      14,760,207
     942,770   Staples, Inc. ..............      25,171,959
     325,412   Target Corp. ...............      18,564,755
     358,395   Walgreen Company............      16,446,747
     528,605   Wal-Mart Stores, Inc. ......      24,410,979
                                             --------------
                                                160,859,170
                                             --------------
               RETAIL: RESTAURANTS -- 0.9%
     674,442   Starbucks Corp.*............      23,888,736
                                             --------------
               SEMICONDUCTORS -- 3.1%
     531,320   Broadcom Corp. -- Class
                 A*........................      17,166,949
   1,115,700   National Semiconductor
                 Corp. ....................      25,326,390
   1,241,170   Texas Instruments, Inc. ....      35,745,696
                                             --------------
                                                 78,239,035
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 3.8%
   1,578,698   Corning, Inc.*..............      29,537,440
     329,500   JDS Uniphase Corp.*(8)......       5,489,470
   1,573,100   Level 3 Communications,
                 Inc.*(8)..................       8,809,360
   1,394,595   QUALCOMM, Inc. .............      52,701,745
                                             --------------
                                                 96,538,015
                                             --------------
               TRANSPORTATION -- 2.9%
     468,154   Burlington Northern Santa Fe
                 Corp. ....................      34,554,447
     421,579   Union Pacific Corp. ........      38,793,699
                                             --------------
                                                 73,348,146
                                             --------------
               TOTAL COMMON STOCKS
                 (Cost $2,152,170,710).....   2,475,078,874
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2006

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               SECURITIES LENDING COLLATERAL -- 6.3%
$158,227,226   Securities Lending
                 Collateral Investment
                 (Note 4)
                 (Cost $158,227,226).......  $  158,227,226
                                             --------------
               TOTAL SECURITIES
                 (Cost $2,310,397,936).....   2,633,306,100
                                             --------------
               REPURCHASE AGREEMENTS -- 0.9%
  22,518,208   With Investors Bank and
                 Trust, dated 12/29/06,
                 4.76%, due 01/02/07,
                 repurchase proceeds at
                 maturity $22,530,118
                 (Collateralized by Fannie
                 Mae Adjustable Rate
                 Mortgage, 4.18%, due
                 07/01/33, with a value of
                 $14,769,866 and Small
                 Business Administration,
                 8.12%, due 07/25/29, with
                 a value of $8,874,253)
                 (Cost $22,518,208)........      22,518,208
                                             --------------
               Total Investments -- 105.1%
                 (Cost $2,332,916,144).....   2,655,824,308
               Liabilities less other
                 assets -- (5.1)%..........    (128,906,852)
                                             --------------
               NET ASSETS -- 100.0%........  $2,526,917,456
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2006 is $2,341,238,670.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $356,402,147
    Gross unrealized depreciation..........   (41,816,509)
                                             ------------
    Net unrealized appreciation............  $314,585,638
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2006

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 99.4%
              ADVERTISING -- 1.4%
     83,220   Focus Media Holding, Ltd. (ADR)
                (China)*.....................  $  5,524,976
                                               ------------
              AGRICULTURE -- 2.3%
     27,490   Bunge, Ltd. (Bermuda)..........     1,993,300
    132,140   Monsanto Company...............     6,941,314
                                               ------------
                                                  8,934,614
                                               ------------
              AIRLINES -- 1.2%
     88,670   US Airways Group, Inc.*(8).....     4,774,880
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 2.9%
    124,220   Coach, Inc.*...................     5,336,491
     46,470   Polo Ralph Lauren Corp. .......     3,608,860
     45,970   Under Armour, Inc. -- Class
                A*(8)........................     2,319,187
                                               ------------
                                                 11,264,538
                                               ------------
              BANKS -- 1.4%
     91,220   UBS AG (Switzerland)...........     5,503,303
                                               ------------
              BROADCAST SERVICES/MEDIA -- 2.6%
    137,700   Comcast Corp. -- Class A*......     5,828,841
    198,720   News Corp. -- Class A..........     4,268,506
                                               ------------
                                                 10,097,347
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 3.7%
    325,800   ABB, Ltd. (ADR) (Switzerland)..     5,857,884
     60,640   Global Payments, Inc. .........     2,807,632
    121,000   Monster Worldwide, Inc.*.......     5,643,440
                                               ------------
                                                 14,308,956
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 11.3%
     99,610   Apple Computer, Inc.*..........     8,450,911
    213,000   Dell, Inc.*....................     5,344,170
     88,560   Electronic Arts, Inc.*.........     4,459,882
     90,700   Network Appliance, Inc.*.......     3,562,696
    228,000   Qimonda AG (ADR) (Germany)*....     3,992,280
    191,410   Salesforce.com, Inc.*(8).......     6,976,894
     95,230   SanDisk Corp.*.................     4,097,747
  1,121,700   Sun Microsystems, Inc.*........     6,079,614
                                               ------------
                                                 42,964,194
                                               ------------
              CONSUMER GOODS AND SERVICES -- 1.2%
     73,490   Nutri/System, Inc.*(8).........     4,658,531
                                               ------------
              DIVERSIFIED OPERATIONS AND SERVICES -- 4.6%
    477,100   General Electric Company.......    17,752,891
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS -- 1.0%
     38,100   Harman International
                Industries, Inc. ............  $  3,806,571
                                               ------------
              ENERGY SERVICES -- 1.2%
    120,300   SunPower Corp. -- Class A*(8)..     4,471,551
                                               ------------
              FINANCIAL SERVICES -- 7.8%
     14,300   Chicago Mercantile Exchange
                Holdings, Inc.(8)............     7,289,425
     17,600   IntercontinentalExchange,
                Inc.*........................     1,899,040
    165,800   Nasdaq Stock Market,
                Inc.*(8).....................     5,104,982
    370,540   The Charles Schwab Corp. ......     7,166,244
     41,510   The Goldman Sachs Group,
                Inc. ........................     8,275,018
                                               ------------
                                                 29,734,709
                                               ------------
              FOOD AND BEVERAGE -- 1.2%
    145,930   Archer-Daniels-Midland
                Company......................     4,663,923
                                               ------------
              INTERNET SERVICES -- 10.8%
    101,000   Akamai Technologies,
                Inc.*(8).....................     5,365,120
    568,490   Cisco Systems, Inc.*...........    15,536,831
     63,600   F5 Networks, Inc.*.............     4,719,756
     33,400   Google, Inc. -- Class A*.......    15,380,032
                                               ------------
                                                 41,001,739
                                               ------------
              LEISURE AND RECREATION -- 3.7%
    140,200   International Game Technology..     6,477,240
     85,170   Las Vegas Sands Corp.*.........     7,621,012
                                               ------------
                                                 14,098,252
                                               ------------
              MACHINERY -- 1.4%
     55,700   Deere & Company................     5,295,399
                                               ------------
              MANUFACTURING -- 2.9%
     68,200   Precision Castparts Corp.(8)...     5,338,696
    112,100   Roper Industries, Inc. ........     5,631,904
                                               ------------
                                                 10,970,600
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 4.2%
    161,300   Baxter International, Inc. ....     7,482,707
     71,100   Covance, Inc.*.................     4,188,501
     45,200   Intuitive Surgical, Inc.*(8)...     4,334,680
                                               ------------
                                                 16,005,888
                                               ------------
              METALS AND MINING -- 1.1%
    107,800   Cameco Corp. (Canada)(8).......     4,360,510
                                               ------------

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                               DECEMBER 31, 2006

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              OIL, COAL AND GAS -- 2.8%
    108,300   Cameron International Corp.*...  $  5,745,315
    106,600   XTO Energy, Inc. ..............     5,015,530
                                               ------------
                                                 10,760,845
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 8.5%
     43,670   Allergan, Inc. ................     5,229,046
     98,012   Celgene Corp.*.................     5,638,630
    151,250   Gilead Sciences, Inc.*.........     9,820,663
     58,150   Roche Holding AG (ADR)
                (Switzerland)................     5,233,500
    105,100   Shire PLC (ADR)
                (United Kingdom).............     6,490,976
                                               ------------
                                                 32,412,815
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 1.7%
    191,950   CB Richard Ellis Group, Inc. --
                Class A*.....................     6,372,740
                                               ------------
              RETAIL: RESTAURANTS -- 1.3%
    140,210   Starbucks Corp.*...............     4,966,238
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 2.6%
     94,600   Applera Corp.-Applied
                Biosystems Group.............     3,470,874
    142,110   Thermo Fisher Scientific,
                Inc.*........................     6,436,162
                                               ------------
                                                  9,907,036
                                               ------------
              SEMICONDUCTORS -- 7.3%
    181,310   Broadcom Corp. -- Class A*.....     5,858,126
    166,680   KLA-Tencor Corp. ..............     8,292,330
    188,300   NVIDIA Corp.*..................     6,968,983
    231,900   Texas Instruments, Inc. .......     6,678,720
                                               ------------
                                                 27,798,159
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 6.3%
    164,270   Crown Castle International
                Corp.*.......................     5,305,921
    216,286   JDS Uniphase Corp.*(8).........     3,603,325

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES (CONTINUED)
     83,490   NII Holdings, Inc.*............  $  5,380,095
    246,000   Nokia Oyj (ADR) (Finland)......     4,998,720
     37,500   Research In Motion, Ltd.
                (Canada)*....................     4,791,750
                                               ------------
                                                 24,079,811
                                               ------------
              TRANSPORTATION -- 1.0%
     95,000   CH Robinson Worldwide,
                Inc.(8)......................     3,884,550
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $325,600,045)..........   380,375,566
                                               ------------
  PRINCIPAL
              SECURITIES LENDING COLLATERAL -- 12.6%
$48,209,289   Securities Lending Collateral
                Investment (Note 4)
                (Cost $48,209,289)...........    48,209,289
                                               ------------
              Total Investments -- 112.0%
                (Cost $373,809,334)..........   428,584,855
              Liabilities less other
                assets -- (12.0)%............   (45,916,947)
                                               ------------
              NET ASSETS -- 100.0%...........  $382,667,908
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2006 is $374,726,801.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $58,374,996
    Gross unrealized depreciation...........   (4,516,942)
                                              -----------
    Net unrealized appreciation.............  $53,858,054
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2006

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 97.9%
               ADVERTISING -- 0.2%
      20,393   RH Donnelley Corp...........  $    1,279,253
      66,062   The Interpublic Group of
                 Companies, Inc.*(8).......         808,599
                                             --------------
                                                  2,087,852
                                             --------------
               AEROSPACE AND DEFENSE -- 1.6%
     333,768   Goodrich Corp. .............      15,203,132
                                             --------------
               AGRICULTURAL EQUIPMENT -- 0.4%
     123,905   AGCO Corp.*.................       3,833,621
                                             --------------
               AGRICULTURE -- 0.1%
       2,479   Monsanto Company............         130,222
      20,416   The Mosaic Company*.........         436,086
                                             --------------
                                                    566,308
                                             --------------
               AIRLINES -- 0.4%
      35,700   Alaska Air Group, Inc.*.....       1,410,149
      16,212   AMR Corp.*..................         490,089
      14,142   Continental Airlines,
                 Inc. -- Class B*(8).......         583,358
     121,900   ExpressJet Holdings,
                 Inc.*.....................         987,390
       1,967   UAL Corp.*..................          86,548
       9,639   US Airways Group,
                 Inc.*(8)..................         519,060
                                             --------------
                                                  4,076,594
                                             --------------
               APPAREL: MANUFACTURING AND RETAIL -- 1.4%
      74,500   Foot Locker, Inc. ..........       1,633,785
     114,000   Jones Apparel Group,
                 Inc. .....................       3,811,020
      46,400   Kellwood Company(8).........       1,508,928
      29,767   Liz Claiborne, Inc. ........       1,293,674
      60,100   The Cato Corp. -- Class A...       1,376,891
      43,374   VF Corp. ...................       3,560,138
                                             --------------
                                                 13,184,436
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                 EQUIPMENT AND REPAIRS -- 2.7%
      97,600   ArvinMeritor, Inc. .........       1,779,248
      52,900   Autoliv, Inc.(Sweden).......       3,189,870
     115,766   Ford Motor Company(8).......         869,403
     263,958   Genuine Parts Company.......      12,519,527
       5,089   Johnson Controls, Inc.(8)...         437,247
      53,100   Navistar International
                 Corp.*....................       1,775,133
      91,400   Oshkosh Truck Corp. ........       4,425,588
                                             --------------
                                                 24,996,016
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS -- 8.6%
      94,507   Comerica, Inc. .............  $    5,545,671
      21,300   Downey Financial Corp.(8)...       1,545,954
     389,600   Hudson City Bancorp,
                 Inc. .....................       5,407,648
     201,566   Huntington Bancshares,
                 Inc. .....................       4,787,193
     125,100   KeyCorp.....................       4,757,553
     221,200   Marshall & Ilsley
                 Corp.(8)..................      10,641,932
     277,800   Mellon Financial Corp.(8)...      11,709,269
      84,200   People's Bank...............       3,757,004
     145,100   PNC Financial Services
                 Group, Inc. ..............      10,743,204
      92,402   Regions Financial Corp. ....       3,455,835
     129,100   State Street Corp. .........       8,706,504
     132,300   UnionBanCal Corp. ..........       8,103,375
      35,800   United Bankshares, Inc. ....       1,383,670
                                             --------------
                                                 80,544,812
                                             --------------
               BROADCAST SERVICES/MEDIA -- 0.4%
      86,800   Tribune Company(8)..........       2,671,704
     166,400   Westwood One, Inc. .........       1,174,784
                                             --------------
                                                  3,846,488
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 4.1%
     169,800   Convergys Corp.*............       4,037,844
       6,639   Diebold, Inc.(8)............         309,377
     102,270   Dun & Bradstreet Corp.*.....       8,466,933
     393,400   First Data Corp. ...........      10,039,568
       8,975   Fluor Corp.(8)..............         732,809
      48,800   John H Harland Company......       2,449,760
     156,200   Manpower, Inc. .............      11,704,066
       7,622   Ritchie Brothers
                 Auctioneers, Inc.
                 (Canada)..................         408,082
                                             --------------
                                                 38,148,439
                                             --------------
               CHEMICALS -- 3.8%
       8,114   Cabot Corp. ................         353,527
      46,950   Eastman Chemical Company....       2,784,605
      29,600   FMC Corp. ..................       2,265,880
      11,806   Imperial Chemical Industries
                 PLC (ADR) (United
                 Kingdom)..................         418,287
     146,500   PolyOne Corp.*..............       1,098,750
      85,251   PPG Industries, Inc. .......       5,473,967
     173,200   Rohm and Haas Company(8)....       8,853,983
      92,600   Sensient Technologies
                 Corp. ....................       2,277,960
      57,100   Spartech Corp. .............       1,497,162

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2006

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS (CONTINUED)
     144,000   Syngenta AG (ADR)
                 (Switzerland).............  $    5,348,160
      67,007   The Lubrizol Corp. .........       3,359,061
      63,400   The Valspar Corp. ..........       1,752,376
       2,036   Tronox, Inc. -- Class B.....          32,148
                                             --------------
                                                 35,515,866
                                             --------------
               COMPUTER EQUIPMENT, SOFTWARE AND
                 SERVICES -- 4.1%
      39,735   BMC Software, Inc.*.........       1,279,467
     225,749   Computer Sciences
                 Corp.*(8).................      12,048,224
      52,652   Electronic Data Systems
                 Corp. ....................       1,450,563
      70,900   Lexmark International,
                 Inc. -- Class A*..........       5,189,880
     391,600   NCR Corp.*..................      16,744,816
      76,600   Western Digital Corp.*......       1,567,236
                                             --------------
                                                 38,280,186
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 2.1%
     261,550   American Standard Companies,
                 Inc. .....................      11,992,068
      34,700   Beazer Homes USA, Inc.(8)...       1,631,247
      18,449   Chicago Bridge & Iron
                 Company NV (the
                 Netherlands)..............         504,396
       5,214   Insituform Technologies,
                 Inc. -- Class A*..........         134,834
      28,500   KB Home(8)..................       1,461,480
     118,600   Masco Corp.(8)..............       3,542,582
      11,068   USG Corp.*(8)...............         606,526
                                             --------------
                                                 19,873,133
                                             --------------
               CONSUMER GOODS AND SERVICES -- 2.0%
      55,900   Blyth, Inc. ................       1,159,925
      90,906   Eastman Kodak Company(8)....       2,345,375
      66,800   Fortune Brands, Inc.(8).....       5,704,053
      30,306   Loews Corp.-Carolina Group..       1,961,404
       3,970   Mohawk Industries,
                 Inc.*(8)..................         297,194
      46,900   Newell Rubbermaid, Inc. ....       1,357,755
      11,684   Reynolds American,
                 Inc.(8)...................         764,951
      23,100   The Black & Decker Corp. ...       1,847,307
      63,800   Tupperware Corp. ...........       1,442,518
      27,061   Whirlpool Corp. ............       2,246,604
                                             --------------
                                                 19,127,086
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               CONTAINERS AND PACKAGING -- 2.1%
     355,100   Ball Corp. .................  $   15,482,360
      59,900   Owens-Illinois, Inc.*.......       1,105,155
      77,700   Sonoco Products Company.....       2,957,262
                                             --------------
                                                 19,544,777
                                             --------------
               DIVERSIFIED OPERATIONS AND SERVICES -- 1.8%
      36,600   LandAmerica Financial Group,
                 Inc.(8)...................       2,309,826
     150,684   Textron, Inc. ..............      14,129,639
                                             --------------
                                                 16,439,465
                                             --------------
               EDUCATION -- 0.4%
      99,600   Apollo Group, Inc. -- Class
                 A*........................       3,881,412
                                             --------------
               ELECTRONICS -- 1.2%
     118,400   Amphenol Corp. -- Class
                 A(8)......................       7,350,272
     335,200   Sanmina-SCI Corp.*..........       1,156,440
     476,138   Solectron Corp.*............       1,533,164
      99,500   Vishay Intertechnology,
                 Inc.*.....................       1,347,230
                                             --------------
                                                 11,387,106
                                             --------------
               ENERGY SERVICES -- 0.2%
      16,234   Ballard Power Systems, Inc.
                 (Canada)*(8)..............          92,371
       3,039   Energy Conversion Devices,
                 Inc.*(8)..................         103,265
       8,484   FuelCell Energy, Inc.*(8)...          54,807
      36,655   McDermott International,
                 Inc. (Panama)*............       1,864,274
      11,191   Plug Power, Inc.*...........          43,533
                                             --------------
                                                  2,158,250
                                             --------------
               EQUIPMENT RENTAL AND LEASING -- 0.2%
      60,300   United Rentals North
                 America, Inc.*(8).........       1,533,429
                                             --------------
               FINANCIAL SERVICES -- 3.9%
      36,400   Advanta Corp. -- Class B....       1,588,132
      25,200   AG Edwards, Inc. ...........       1,594,908
      80,700   AmeriCredit Corp.*(8).......       2,031,219
     163,200   Ameriprise Financial,
                 Inc. .....................       8,894,400
     350,700   Amvescap PLC (ADR)
                 (United Kingdom)..........       8,644,755
      23,924   Amvescap PLC
                 (United Kingdom)..........         279,185

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2006

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
      70,000   CIT Group, Inc. ............  $    3,903,900
     363,600   E*TRADE Financial Corp.*....       8,151,912
      80,500   Friedman, Billings, Ramsey
                 Group, Inc. -- Class
                 A(8)......................         644,000
      54,800   H&R Block, Inc.(8)..........       1,262,592
                                             --------------
                                                 36,995,003
                                             --------------
               FOOD AND BEVERAGE -- 2.0%
      10,575   Archer-Daniels-Midland
                 Company...................         337,977
     173,623   Del Monte Foods Company.....       1,915,062
     141,400   McCormick & Company, Inc. ..       5,452,384
      14,635   Reddy Ice Holdings, Inc. ...         377,876
     177,700   Sysco Corp. ................       6,532,251
      53,200   The Pepsi Bottling Group,
                 Inc. .....................       1,644,412
     131,488   Tyson Foods, Inc. -- Class
                 A(8)......................       2,162,978
                                             --------------
                                                 18,422,940
                                             --------------
               INSURANCE -- 7.6%
      39,164   Ace, Ltd. (Cayman
                 Islands)..................       2,372,163
       2,035   Ambac Financial Group,
                 Inc. .....................         181,257
     327,036   Aon Corp. ..................      11,557,453
      27,061   Axis Capital Holdings, Ltd.
                 (Bermuda).................         903,026
      14,800   CIGNA Corp. ................       1,947,236
      64,680   Cincinnati Financial
                 Corp. ....................       2,930,651
      10,944   Conseco, Inc.*..............         218,661
      30,137   Everest Re Group, Ltd.
                 (Bermuda).................       2,956,741
      70,100   Horace Mann Educators
                 Corp. ....................       1,416,020
      46,133   Lincoln National Corp. .....       3,063,231
      41,675   Loews Corp. ................       1,728,262
     196,470   MBIA, Inc. .................      14,354,099
      56,300   MGIC Investment Corp.(8)....       3,521,002
      92,000   Nationwide Financial
                 Services, Inc. -- Class
                 A.........................       4,986,400
      28,626   PartnerRE, Ltd.
                 (Bermuda)(8)..............       2,033,305
      25,100   Principal Financial Group,
                 Inc.(8)...................       1,473,370
      71,500   Radian Group, Inc. .........       3,854,565
      78,200   SAFECO Corp. ...............       4,891,410
      12,175   Torchmark Corp. ............         776,278
      30,100   Unitrin, Inc. ..............       1,508,311

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
      19,065   Willis Group Holdings, Ltd.
                 (Bermuda).................  $      757,071
      46,215   XL Capital, Ltd. -- Class A
                 (Cayman Islands)..........       3,328,404
                                             --------------
                                                 70,758,916
                                             --------------
               INTERNET SERVICES -- 0.1%
      22,509   McAfee, Inc.*...............         638,805
                                             --------------
               LEISURE AND RECREATION -- 0.4%
      31,859   Hilton Hotels Corp. ........       1,111,879
      49,083   Regal Entertainment Group --
                 Class A(8)................       1,046,450
      30,014   Royal Caribbean Cruises,
                 Ltd. (Liberia)............       1,241,979
                                             --------------
                                                  3,400,308
                                             --------------
               MACHINERY -- 0.3%
      11,191   Dover Corp. ................         548,583
      13,036   Rockwell Automation,
                 Inc. .....................         796,238
       8,975   Terex Corp.*................         579,606
       7,746   The Manitowoc Company,
                 Inc. .....................         460,345
                                             --------------
                                                  2,384,772
                                             --------------
               MANUFACTURING -- 4.0%
     137,100   Carlisle Companies, Inc. ...      10,762,349
       7,871   Cooper Industries, Ltd. --
                 Class A (Bermuda).........         711,775
      32,900   Crane Company...............       1,205,456
      16,112   Eaton Corp. ................       1,210,656
      42,200   EnPro Industries, Inc.*.....       1,401,462
      70,600   Furniture Brands
                 International, Inc.(8)....       1,145,838
     158,840   Ingersoll-Rand Company,
                 Ltd. -- Class A
                 (Bermuda).................       6,215,409
      86,300   Leggett & Platt, Inc. ......       2,062,570
     115,600   Precision Castparts
                 Corp. ....................       9,049,168
      28,800   SPX Corp. ..................       1,761,408
      83,400   Tredegar Corp. .............       1,885,674
                                             --------------
                                                 37,411,765
                                             --------------
               MEDICAL EQUIPMENT, SUPPLIES, AND
                 SERVICES -- 4.3%
     163,101   Boston Scientific Corp.*....       2,802,075
     114,000   CR Bard, Inc.(8)............       9,458,581
     136,100   Dade Behring Holdings,
                 Inc. .....................       5,418,141
      25,092   Health Management
                 Associates, Inc. -- Class
                 A.........................         529,692

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2006

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MEDICAL EQUIPMENT, SUPPLIES, AND SERVICES
                 (CONTINUED)
      15,005   Health Net, Inc.*...........  $      730,143
      18,407   Humana, Inc.*...............       1,018,091
      60,700   Invacare Corp. .............       1,490,185
      31,400   Kindred Healthcare, Inc.*...         792,850
       5,089   McKesson Corp. .............         258,012
     208,470   Omnicare, Inc.(8)...........       8,053,196
     156,900   Quest Diagnostics, Inc. ....       8,315,700
      23,000   Universal Health Services,
                 Inc. -- Class B...........       1,274,890
                                             --------------
                                                 40,141,556
                                             --------------
               METALS AND MINING -- 0.7%
      10,575   Freeport-McMoRan Copper &
                 Gold, Inc. -- Class
                 B(8)......................         589,345
      67,862   Nucor Corp. ................       3,709,337
       6,207   Phelps Dodge Corp. .........         743,102
      20,700   United States Steel
                 Corp. ....................       1,513,998
                                             --------------
                                                  6,555,782
                                             --------------
               OFFICE EQUIPMENT, SUPPLIES, AND
                 SERVICES -- 0.3%
     145,100   IKON Office Solutions,
                 Inc. .....................       2,375,287
       7,009   Pitney Bowes, Inc. .........         323,746
       1,132   Xerox Corp.*................          19,187
                                             --------------
                                                  2,718,220
                                             --------------
               OIL, COAL AND GAS -- 9.3%
      22,646   BJ Services Company.........         663,981
      17,260   Cameron International
                 Corp.*....................         915,643
      67,990   El Paso Corp. ..............       1,038,887
      27,175   Enbridge, Inc.
                 (Canada)(8)...............         934,820
     216,933   ENSCO International,
                 Inc. .....................      10,859,666
     177,300   Equitable Resources,
                 Inc. .....................       7,402,275
      21,171   GlobalSantaFe Corp. (Cayman
                 Islands)..................       1,244,431
      54,994   Hess Corp. .................       2,726,053
      54,599   Marathon Oil Corp.(8).......       5,050,408
      14,263   Nabors Industries, Ltd.
                 (Bermuda)*................         424,752
      57,100   National Fuel Gas Company...       2,200,634
       5,400   National-Oilwell Varco,
                 Inc.*.....................         330,372
      17,580   Newfield Exploration
                 Company*..................         807,801
     189,500   ONEOK, Inc. ................       8,171,240
     167,500   Patterson-UTI Energy,
                 Inc. .....................       3,891,025

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               OIL, COAL AND GAS (CONTINUED)
      24,850   Pioneer Natural Resources
                 Company...................  $      986,297
     263,684   Questar Corp. ..............      21,898,955
      12,570   Smith International,
                 Inc.(8)...................         516,250
      42,307   Southwestern Energy
                 Company*(8)...............       1,482,860
       4,693   Suncor Energy, Inc.
                 (Canada)..................         370,325
      63,166   Sunoco, Inc. ...............       3,939,032
      33,000   Swift Energy Company*.......       1,478,730
     379,500   The Williams Companies,
                 Inc. .....................       9,912,540
      13,370   Weatherford International,
                 Ltd. (Bermuda)*...........         558,732
                                             --------------
                                                 87,805,709
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.3%
      13,406   Bowater, Inc.(8)............         301,635
      65,639   MeadWestvaco Corp. .........       1,973,109
       6,516   Temple-Inland, Inc. ........         299,931
                                             --------------
                                                  2,574,675
                                             --------------
               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 2.9%
      14,267   AmerisourceBergen Corp. ....         641,444
       6,639   Hospira, Inc.*..............         222,938
     192,700   King Pharmaceuticals,
                 Inc.*.....................       3,067,784
     197,900   Millipore Corp.*(8).........      13,180,139
      36,534   Mylan Laboratories, Inc. ...         729,219
     103,100   Novo Nordisk A/S (ADR)
                 (Denmark).................       8,622,253
       9,222   Watson Pharmaceuticals,
                 Inc.*.....................         240,049
                                             --------------
                                                 26,703,826
                                             --------------
               PRINTING AND PUBLISHING -- 0.5%
      80,000   Gannett Company, Inc. ......       4,836,800
                                             --------------
               REAL ESTATE DEVELOPMENT AND SERVICES -- 0.9%
     181,750   Brookfield Asset Management,
                 Inc. -- Class A
                 (Canada)(8)...............       8,756,715
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 2.3%
      56,100   American Home Mortgage
                 Investment Corp.(8).......       1,970,232
     210,000   Anthracite Capital, Inc. ...       2,673,300
       3,039   Boston Properties, Inc. ....         340,003
      24,724   Crescent Real Estate
                 Equities Company..........         488,299
      60,000   Entertainment Properties
                 Trust.....................       3,506,400
      21,894   Equity Residential..........       1,111,121

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2006

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
      84,700   Hospitality Properties
                 Trust.....................  $    4,025,791
     114,600   HRPT Properties Trust.......       1,415,310
     113,900   Innkeepers USA Trust........       1,765,450
      27,700   PS Business Parks, Inc. ....       1,958,667
      38,998   RAIT Investment Trust.......       1,344,651
      22,634   Rayonier, Inc. .............         929,126
                                             --------------
                                                 21,528,350
                                             --------------
               RETAIL -- 1.9%
      61,000   Borders Group, Inc.(8)......       1,363,350
     445,400   Dollar Tree Stores, Inc.*...      13,406,540
      31,245   Family Dollar Stores,
                 Inc. .....................         916,416
      25,339   Federated Department Stores,
                 Inc. .....................         966,176
      20,000   JC Penney Company, Inc.(8)..       1,547,200
                                             --------------
                                                 18,199,682
                                             --------------
               RETAIL: RESTAURANTS -- 1.2%
      84,500   Ruby Tuesday, Inc.(8).......       2,318,680
     151,700   YUM! Brands, Inc. ..........       8,919,960
                                             --------------
                                                 11,238,640
                                             --------------
               RETAIL: SUPERMARKETS -- 0.2%
      45,500   SUPERVALU, Inc. ............       1,626,625
                                             --------------
               RUBBER PRODUCTS -- 0.2%
      94,600   The Goodyear Tire & Rubber
                 Company*(8)...............       1,985,654
                                             --------------
               SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.9%
     365,600   PerkinElmer, Inc. ..........       8,127,288
                                             --------------
               SEMICONDUCTORS -- 2.2%
      37,273   Intersil Corp. -- Class
                 A(8)......................         891,570
   1,172,200   LSI Logic Corp.*(8).........      10,549,800
      16,481   Microchip Technology,
                 Inc. .....................         538,929
      51,176   National Semiconductor
                 Corp. ....................       1,161,695
      49,200   Novellus Systems,
                 Inc.*(8)..................       1,693,464
     290,000   STMicroelectronics NV
                 (the Netherlands)(8)......       5,336,000
                                             --------------
                                                 20,171,458
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 0.9%
     114,514   CenturyTel, Inc. ...........       4,999,681
      40,595   Citizens Communications
                 Company...................         583,350
       4,467   Embarq Corp. ...............         234,786

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                 (CONTINUED)
      95,221   Qwest Communications
                 International, Inc.*(8)...  $      797,000
      91,405   Tellabs, Inc.*..............         937,815
      67,539   Windstream Corp. ...........         960,405
                                             --------------
                                                  8,513,037
                                             --------------
               TOOLS -- 0.1%
      19,926   The Stanley Works...........       1,002,079
                                             --------------
               TOYS -- 0.6%
      15,866   Hasbro, Inc. ...............         432,349
     222,600   Mattel, Inc. ...............       5,044,116
                                             --------------
                                                  5,476,465
                                             --------------
               TRANSPORTATION -- 1.2%
      31,300   Arkansas Best Corp. ........       1,126,800
     116,712   CSX Corp. ..................       4,018,394
      73,700   Sabre Holdings Corp. --
                 Class A...................       2,350,293
      57,200   Swift Transportation
                 Company, Inc.*............       1,502,644
      57,500   YRC Worldwide, Inc.*(8).....       2,169,475
                                             --------------
                                                 11,167,606
                                             --------------
               UTILITIES -- 10.9%
      70,400   AGL Resources, Inc. ........       2,739,264
      87,700   Allegheny Energy, Inc.*.....       4,026,307
      73,100   Alliant Energy Corp. .......       2,760,987
     153,379   American Electric Power
                 Company, Inc. ............       6,530,878
     686,705   CMS Energy Corp.*(8)........      11,467,974
      17,587   Consolidated Edison,
                 Inc. .....................         845,407
     133,453   Constellation Energy
                 Group.....................       9,190,908
      24,109   DPL, Inc. ..................         669,748
      71,774   DTE Energy Company(8).......       3,474,579
      29,276   Edison International........       1,331,472
      42,193   Energy East Corp. ..........       1,046,386
     140,200   FPL Group, Inc.(8)..........       7,629,684
      21,033   MDU Resources Group,
                 Inc. .....................         539,286
      15,374   Mirant Corp.*...............         485,357
     186,961   NiSource, Inc.(8)...........       4,505,760
      27,900   OGE Energy Corp. ...........       1,116,000
     242,800   PG&E Corp. .................      11,491,724
     125,445   Pinnacle West Capital
                 Corp. ....................       6,352,535
     325,237   PPL Corp. ..................      11,656,494
      24,800   Progress Energy, Inc. ......       1,217,184

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2006

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               UTILITIES (CONTINUED)
     135,900   Puget Energy, Inc. .........  $    3,446,424
      28,661   Reliant Energy, Inc.*.......         407,273
      13,158   SCANA Corp. ................         534,478
      16,358   Sempra Energy(8)............         915,557
     244,868   TECO Energy, Inc.(8)........       4,219,076
     200,588   Xcel Energy, Inc.(8)........       4,625,559
                                             --------------
                                                103,226,301
                                             --------------
               TOTAL COMMON STOCKS
                 (Cost $817,402,104).......     916,597,385
                                             --------------
 PRINCIPAL
 ---------
               CONVERTIBLE BONDS -- 0.0%
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
$    251,000   Qwest Communications
                 International, Inc.,
                 3.50%, 11/15/25
                 (Cost $401,223)...........         393,756
                                             --------------
               SHORT TERM COMMERCIAL PAPER -- 0.2%
   1,800,000   Ebury Financial, Ltd.
                 (Cayman Islands),
                 5.40%, 01/02/07
                 (Cost $1,799,190).........       1,799,190
                                             --------------
               SECURITIES LENDING COLLATERAL -- 12.7%
 118,672,540   Securities Lending
                 Collateral Investment
                 (Note 4)
                 (Cost $118,672,540).......     118,672,540
                                             --------------
               TOTAL SECURITIES
                 (Cost $938,275,057).......   1,037,462,871
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               REPURCHASE AGREEMENTS -- 1.7%
$ 16,312,237   With Investors Bank and
                 Trust, dated 12/29/06,
                 4.76%, due 01/02/07,
                 repurchase proceeds at
                 maturity $16,320,864
                 (Collateralized by various
                 Fannie Mae Adjustable Rate
                 Mortgages, 4.65%-5.85%,
                 due 03/25/33-07/01/34 with
                 a total value of
                 $14,238,224, and Small
                 Business Administration,
                 8.13%, due 01/25/24 with a
                 value of $2,889,625)
                 (Cost $16,312,237)........  $   16,312,237
                                             --------------
               Total Investments -- 112.5%
                 (Cost $954,587,294).......   1,053,775,108
               Liabilities less other
                 assets -- (12.5)%.........    (116,800,903)
                                             --------------
               NET ASSETS -- 100.0%........  $  936,974,205
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2006 is $956,340,133.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $108,267,335
    Gross unrealized depreciation..........   (10,832,360)
                                             ------------
    Net unrealized appreciation............  $ 97,434,975
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2006

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 98.1%
              ADVERTISING -- 2.5%
    120,000   Lamar Advertising Company --
                Class A*.....................  $  7,846,800
                                               ------------
              AGRICULTURE -- 1.2%
    168,000   The Mosaic Company*............     3,588,480
                                               ------------
              AIRLINES -- 1.9%
    408,000   JetBlue Airways Corp.*(8)......     5,793,600
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 2.5%
     76,000   Coach, Inc.*...................     3,264,960
     71,416   The Children's Place Retail
                Stores, Inc.*(8).............     4,536,344
                                               ------------
                                                  7,801,304
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 6.2%
    124,000   Fiserv, Inc.*..................     6,500,080
     56,245   Fluor Corp.(8).................     4,592,404
     68,000   Global Payments, Inc. .........     3,148,400
     66,340   Manpower, Inc. ................     4,970,856
                                               ------------
                                                 19,211,740
                                               ------------
              CHEMICALS -- 2.2%
     94,000   Albemarle Corp. ...............     6,749,200
                                               ------------
              COMMERCIAL SERVICES -- 1.0%
     50,000   Alliance Data Systems Corp.*...     3,123,500
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 7.8%
    298,000   Activision, Inc.*(8)...........     5,137,520
     70,000   Cognizant Technology Solutions
                Corp. -- Class A*............     5,401,200
    155,961   FactSet Research Systems,
                Inc. ........................     8,808,677
    120,000   Network Appliance, Inc.*.......     4,713,600
                                               ------------
                                                 24,060,997
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.5%
    167,000   Chicago Bridge & Iron Company
                NV (the Netherlands).........     4,565,780
                                               ------------
              CONSUMER GOODS AND SERVICES -- 3.9%
     77,000   Energizer Holdings, Inc.*......     5,466,230
    161,620   Herbalife, Ltd. (Cayman
                Islands)*....................     6,490,659
                                               ------------
                                                 11,956,889
                                               ------------
              CORRECTIONAL FACILITIES -- 1.9%
    133,000   Corrections Corp. of
                America*.....................     6,015,590
                                               ------------
              ENERGY SERVICES -- 2.0%
    123,800   McDermott International, Inc.
                (Panama)*....................     6,296,468
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES -- 6.0%
    240,000   Amvescap PLC (ADR) (United
                Kingdom).....................  $  5,916,000
    146,255   Lazard, Ltd. -- Class A
                (Bermuda)(8).................     6,923,712
    132,470   T Rowe Price Group, Inc. ......     5,798,212
                                               ------------
                                                 18,637,924
                                               ------------
              INTERNET SERVICES -- 6.9%
     98,185   Akamai Technologies, Inc.(8)...     5,215,587
    120,000   Digital River, Inc.*...........     6,694,800
     59,000   Equinix, Inc.*(8)..............     4,461,580
     67,000   F5 Networks, Inc.*.............     4,972,070
                                               ------------
                                                 21,344,037
                                               ------------
              LEISURE AND RECREATION -- 2.6%
    230,015   Hilton Hotels Corp. ...........     8,027,524
                                               ------------
              MANUFACTURING -- 4.3%
     79,000   Precision Castparts Corp. .....     6,184,120
    141,368   Roper Industries, Inc. ........     7,102,328
                                               ------------
                                                 13,286,448
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 7.1%
     38,000   CR Bard, Inc. .................     3,152,860
    108,280   Hologic, Inc.*(8)..............     5,119,478
     37,000   Intuitive Surgical, Inc.*(8)...     3,548,300
     63,000   ResMed, Inc.*(8)...............     3,100,860
    221,445   VCA Antech, Inc.*..............     7,128,315
                                               ------------
                                                 22,049,813
                                               ------------
              OIL, COAL AND GAS -- 5.5%
    129,075   Cameron International Corp.*...     6,847,429
    127,000   Newfield Exploration Company*..     5,835,650
    127,715   Southwestern Energy
                Company*(8)..................     4,476,411
                                               ------------
                                                 17,159,490
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 5.5%
    159,255   Celgene Corp.*.................     9,161,940
    126,000   Shire PLC (ADR)
                (United Kingdom).............     7,781,760
                                               ------------
                                                 16,943,700
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 1.9%
    176,715   CB Richard Ellis Group, Inc. --
                Class A*.....................     5,866,938
                                               ------------

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2006

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL -- 3.9%
    114,862   GameStop Corp. -- Class A*(8)..  $  6,330,045
    207,000   The TJX Companies, Inc. .......     5,895,360
                                               ------------
                                                 12,225,405
                                               ------------
              RETAIL: SUPERMARKETS -- 1.0%
     93,000   Safeway, Inc. .................     3,214,080
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 7.9%
    232,000   Applera Corp. -- Applied
                Biosystems Group.............     8,512,080
     40,000   Mettler-Toledo International,
                Inc.*........................     3,154,000
    139,000   Thermo Fisher Scientific,
                Inc.*........................     6,295,310
    130,000   Trimble Navigation, Ltd.*......     6,594,900
                                               ------------
                                                 24,556,290
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 9.2%
    213,921   American Tower Corp. -- Class
                A*...........................     7,974,975
    182,320   Crown Castle International
                Corp.*.......................     5,888,936
     74,742   Harris Corp. ..................     3,427,668
     96,000   NeuStar, Inc. -- Class A*......     3,114,240
    121,415   NII Holdings, Inc.*............     7,823,983
                                               ------------
                                                 28,229,802
                                               ------------
              TOYS -- 1.7%
    195,000   Hasbro, Inc. ..................     5,313,750
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $266,750,184)..........   303,865,549
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 16.0%
$49,693,823   Securities Lending Collateral
                Investment (Note 4)
                (Cost $49,693,823)...........    49,693,823
                                               ------------
              TOTAL SECURITIES
                (Cost $316,444,007)..........   353,559,372
                                               ------------
              REPURCHASE AGREEMENTS -- 2.0%
$ 6,350,435   With Investors Bank and Trust,
                dated 12/29/06, 4.76%, due
                01/02/07, repurchase proceeds
                at maturity $6,353,794
                (Collateralized by Small
                Business Administration,
                9.13%, due 03/25/15, with a
                value of $6,667,957) (Cost
                $6,350,435)..................  $  6,350,435
                                               ------------
              Total Investments -- 116.1%
                (Cost $322,794,442)..........   359,909,807
              Liabilities less other
                assets -- (16.1)%............   (50,000,746)
                                               ------------
              NET ASSETS -- 100.0%...........  $309,909,061
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2006 is $322,807,910.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $38,690,012
    Gross unrealized depreciation...........   (1,588,115)
                                              -----------
    Net unrealized appreciation.............  $37,101,897
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2006

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 99.6%
              AEROSPACE AND DEFENSE -- 2.4%
     49,154   Moog, Inc. -- Class A*.........  $  1,877,191
     72,700   United Industrial Corp. .......     3,689,525
                                               ------------
                                                  5,566,716
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 2.7%
    103,600   K-Swiss, Inc. -- Class A.......     3,184,664
     38,772   Phillips-Van Heusen Corp. .....     1,945,191
    102,614   Stein Mart, Inc. ..............     1,360,662
                                               ------------
                                                  6,490,517
                                               ------------
              AUTOMOBILE: RETAIL -- 1.3%
    102,300   Sonic Automotive, Inc. ........     2,970,792
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 4.6%
     44,300   BorgWarner, Inc. ..............     2,614,586
     67,400   Oshkosh Truck Corp. ...........     3,263,508
    224,499   Spartan Motors, Inc. ..........     3,407,895
     51,300   Winnebago Industries,
                Inc.(8)......................     1,688,283
                                               ------------
                                                 10,974,272
                                               ------------
              BANKS -- 10.7%
     71,400   BankUnited Financial Corp. --
                Class A......................     1,996,344
    203,200   Brookline Bancorp, Inc. .......     2,676,144
    105,500   Citizens Banking Corp. --
                Michigan(8)..................     2,795,750
    128,300   Corus Bankshares, Inc.(8)......     2,959,881
    209,800   First Commonwealth Financial
                Corp.(8).....................     2,817,614
     85,300   Franklin Bank Corp. -- Houston,
                Texas*.......................     1,752,062
     70,173   Oriental Financial Group,
                Inc. -- Puerto Rico(8).......       908,740
     40,600   Pacific Capital Bancorp........     1,363,348
     44,400   PFF Bancorp, Inc. .............     1,532,244
     21,300   Sterling Financial Corp. --
                Spokane......................       720,153
    118,500   Washington Federal, Inc. ......     2,788,305
     88,400   Whitney Holding Corp. .........     2,883,608
                                               ------------
                                                 25,194,193
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.1%
    206,400   Journal Communications, Inc. --
                Class A......................     2,602,704
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 0.5%
     29,300   Administaff, Inc.(8)...........     1,253,161
                                               ------------
              COLLECTIBLES -- 0.7%
     50,300   Sotheby's......................     1,560,306
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 3.2%
     55,500   Checkpoint Systems, Inc.*......     1,121,100
    181,654   Digi International, Inc.*......     2,505,009

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              COMPUTER EQUIPMENT, SOFTWARE AND SERVICES
                (CONTINUED)
     76,400   MTS Systems Corp. .............  $  2,950,568
     64,800   Smith Micro Software, Inc.*....       919,512
                                               ------------
                                                  7,496,189
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 3.8%
     60,100   Granite Construction, Inc. ....     3,024,232
     40,700   Hovnanian Enterprises, Inc. --
                Class A*(8)..................     1,379,730
     26,500   Meritage Homes Corp.*..........     1,264,580
     46,200   Standard Pacific Corp.(8)......     1,237,698
     46,900   Universal Forest Products,
                Inc. ........................     2,186,478
                                               ------------
                                                  9,092,718
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.4%
     16,900   The Scotts Miracle-Gro
                Company -- Class A...........       872,885
                                               ------------
              DISTRIBUTION -- 1.0%
     51,353   Watsco, Inc. ..................     2,421,807
                                               ------------
              DIVERSIFIED OPERATIONS AND SERVICES -- 0.8%
     40,300   ESCO Technologies, Inc.*.......     1,831,232
                                               ------------
              EDUCATION -- 0.8%
     51,062   School Specialty, Inc.*(8).....     1,914,314
                                               ------------
              ELECTRONICS -- 1.5%
     49,900   Benchmark Electronics, Inc.*...     1,215,564
    147,500   Sonic Solutions*(8)............     2,404,250
                                               ------------
                                                  3,619,814
                                               ------------
              ENGINEERING -- 0.5%
     29,100   URS Corp.*.....................     1,246,935
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 0.7%
     59,700   Aaron Rents, Inc. .............     1,718,166
                                               ------------
              FINANCIAL SERVICES -- 3.4%
     27,170   Accredited Home Lenders Holding
                Company*(8)..................       741,198
     52,000   Asset Acceptance Capital
                Corp.*.......................       874,640
    140,176   Calamos Asset Management,
                Inc. -- Class A..............     3,760,922
     39,600   Eaton Vance Corp. .............     1,307,196
     41,893   Raymond James Financial,
                Inc. ........................     1,269,777
                                               ------------
                                                  7,953,733
                                               ------------
              FOOD AND BEVERAGE -- 1.0%
     66,300   United Natural Foods,
                Inc.*(8).....................     2,381,496
                                               ------------
              FUNERAL SERVICES -- 1.3%
    293,800   Service Corp. International....     3,011,450
                                               ------------

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2006

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INSURANCE -- 5.4%
     72,850   American Physicians Capital,
                Inc.*........................  $  2,916,914
     77,419   Delphi Financial Group, Inc. --
                Class A......................     3,132,373
     20,900   Philadelphia Consolidated
                Holding Corp.*...............       931,304
     12,900   Protective Life Corp. .........       612,750
     43,700   State Auto Financial Corp. ....     1,517,701
     90,600   The Commerce Group, Inc. ......     2,695,350
     29,000   United Fire & Casualty
                Company......................     1,022,250
                                               ------------
                                                 12,828,642
                                               ------------
              INTERNET SERVICES -- 1.0%
     25,000   Digital River, Inc.*...........     1,394,750
     60,200   eCollege.com, Inc.*(8).........       942,130
                                               ------------
                                                  2,336,880
                                               ------------
              LEISURE AND RECREATION -- 2.0%
    101,492   The Marcus Corp. ..............     2,596,165
     58,800   WMS Industries, Inc.*..........     2,049,768
                                               ------------
                                                  4,645,933
                                               ------------
              MACHINERY -- 2.4%
    112,200   Applied Industrial
                Technologies, Inc. ..........     2,951,982
     51,200   Bucyrus International, Inc. --
                Class A......................     2,650,112
                                               ------------
                                                  5,602,094
                                               ------------
              MANUFACTURING -- 2.5%
     76,636   CIRCOR International, Inc. ....     2,819,438
     60,900   FLIR Systems, Inc.*(8).........     1,938,447
     63,800   Hexcel Corp.*(8)...............     1,110,758
                                               ------------
                                                  5,868,643
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 11.3%
     41,100   AMERIGROUP Corp.*..............     1,475,079
     45,800   Centene Corp.*.................     1,125,306
     16,600   Covance, Inc.*.................       977,906
     40,900   Healthways, Inc.*(8)...........     1,951,339
     88,700   Immucor, Inc.*.................     2,592,701
     73,300   Magellan Health Services,
                Inc.*........................     3,168,026
     74,700   Matria Healthcare, Inc.*(8)....     2,146,131
     75,800   Owens & Minor, Inc.(8).........     2,370,266
     75,700   Sunrise Senior Living, Inc.*...     2,325,504
    120,500   Syneron Medical, Ltd.
                (Israel)*(8).................     3,269,165
     53,150   United Surgical Partners
                International, Inc.*.........     1,506,803
     78,200   West Pharmaceutical Services,
                Inc. ........................     4,006,186
                                               ------------
                                                 26,914,412
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              OFFICE EQUIPMENT, SUPPLIES, AND
                SERVICES -- 1.3%
    141,800   Global Imaging Systems,
                Inc.*........................  $  3,112,510
                                               ------------
              OIL, COAL AND GAS -- 10.9%
     32,200   Cabot Oil & Gas Corp. .........     1,952,930
     79,900   Frontier Oil Corp. ............     2,296,326
     44,039   Headwaters, Inc.*(8)...........     1,055,174
     53,100   Holly Corp. ...................     2,729,340
     78,900   National Fuel Gas Company(8)...     3,040,806
     37,500   Oceaneering International,
                Inc.*........................     1,488,750
     22,800   ONEOK, Inc. ...................       983,136
     41,100   Penn Virginia Corp. ...........     2,878,644
     36,300   Swift Energy Company*..........     1,626,603
     25,000   The Houston Exploration
                Company*.....................     1,294,500
     57,000   Tidewater, Inc. ...............     2,756,520
     81,100   World Fuel Services Corp. .....     3,605,706
                                               ------------
                                                 25,708,435
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 4.2%
    141,445   Exponent, Inc.*................     2,639,363
    145,127   Mannatech, Inc.(8).............     2,137,721
    149,990   Perrigo Company................     2,594,827
     71,900   PRA International*.............     1,816,913
     53,500   Salix Pharmaceuticals, Ltd.*...       651,095
     66,900   VaxGen, Inc.*..................       127,110
                                               ------------
                                                  9,967,029
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 5.3%
     80,395   Getty Realty Corp.(8)..........     2,484,206
     57,600   Healthcare Realty Trust,
                Inc. ........................     2,277,504
    109,700   National Retail Properties,
                Inc.(8)......................     2,517,615
     63,100   Rayonier, Inc. ................     2,590,255
     47,900   Sovran Self Storage, Inc. .....     2,743,712
                                               ------------
                                                 12,613,292
                                               ------------
              RETAIL -- 2.8%
    216,000   EZCORP, Inc. -- Class A*.......     3,510,000
     20,200   Guitar Center, Inc.*...........       918,292
     44,800   The Pantry, Inc.*(8)...........     2,098,432
                                               ------------
                                                  6,526,724
                                               ------------
              RETAIL: RESTAURANTS -- 1.0%
     30,250   Brinker International, Inc. ...       912,340
     57,400   Sonic Corp.*...................     1,374,730
                                               ------------
                                                  2,287,070
                                               ------------
              RETAIL: SUPERMARKETS -- 0.9%
     54,109   Weis Markets, Inc. ............     2,170,312
                                               ------------

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2006

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.7%
     31,200   Itron, Inc.*...................  $  1,617,408
                                               ------------
              SEMICONDUCTORS -- 1.0%
    173,700   OmniVision Technologies,
                Inc.*(8).....................     2,371,005
                                               ------------
              TOOLS -- 0.4%
     21,200   Snap-on, Inc. .................     1,009,968
                                               ------------
              TRANSPORTATION -- 1.3%
     82,768   Arkansas Best Corp. ...........     2,979,648
                                               ------------
              UTILITIES -- 2.8%
     76,900   American States Water Company..     2,969,878
     31,800   PNM Resources, Inc. ...........       988,980
     64,500   UIL Holdings Corp. ............     2,721,255
                                               ------------
                                                  6,680,113
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $223,522,097)..........   235,413,518
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 18.0%
$42,425,935   Securities Lending Collateral
                Investment (Note 4)
                (Cost $42,425,935)...........    42,425,935
                                               ------------
              TOTAL SECURITIES
                (Cost $265,948,032)..........   277,839,453
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 0.0%
$    33,538   With Investors Bank and Trust,
                dated 12/29/06, 4.76%, due
                01/02/07, repurchase proceeds
                at maturity $33,555
                (Collateralized by Small
                Business Administration,
                8.13%, due 04/25/27, with a
                value of $35,214) (Cost
                $33,538).....................  $     33,538
                                               ------------
              Total Investments -- 117.6%
                (Cost $265,981,570)..........   277,872,991
              Liabilities less other
                assets -- (17.6)%............   (41,556,273)
                                               ------------
              NET ASSETS -- 100.0%...........  $236,316,718
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2006 is $266,403,112.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $19,367,277
    Gross unrealized depreciation...........   (7,897,398)
                                              -----------
    Net unrealized appreciation.............  $11,469,879
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2006

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 97.9%
               ADVERTISING -- 0.3%
     112,100   Catalina Marketing Corp. ...  $    3,082,750
                                             --------------
               AEROSPACE AND DEFENSE -- 0.8%
     121,820   BE Aerospace, Inc.*.........       3,128,338
      34,180   HEICO Corp.(8)..............       1,327,209
       7,200   Innovative Solutions and
                 Support, Inc.*(8).........         122,616
       3,300   K&F Industries Holdings,
                 Inc.*.....................          74,943
      84,950   Moog, Inc. -- Class A*......       3,244,241
      90,100   Orbital Sciences Corp.*.....       1,661,444
      11,000   Teledyne Technologies,
                 Inc.*.....................         441,430
       4,500   United Industrial Corp. ....         228,375
                                             --------------
                                                 10,228,596
                                             --------------
               AGRICULTURAL EQUIPMENT -- 0.0%
       7,900   Lindsay Corp. ..............         257,935
                                             --------------
               AIRLINES -- 0.7%
     238,950   AirTran Holdings,
                 Inc.*(8)..................       2,805,273
      14,900   Alaska Air Group, Inc.*.....         588,550
      90,800   Continental Airlines,
                 Inc. -- Class B*(8).......       3,745,500
     220,400   ExpressJet Holdings,
                 Inc.*.....................       1,785,240
       6,600   Republic Airways Holdings,
                 Inc.*.....................         110,748
                                             --------------
                                                  9,035,311
                                             --------------
               APPAREL: MANUFACTURING AND RETAIL -- 4.9%
     122,210   Cache, Inc.*................       3,084,580
      67,710   Carter's, Inc.*.............       1,726,605
      45,900   Charlotte Russe Holding,
                 Inc.*.....................       1,411,425
       2,150   Columbia Sportswear
                 Company...................         119,755
     129,200   Crocs, Inc.*(8).............       5,581,440
      59,700   Deckers Outdoor Corp.*(8)...       3,579,015
       6,800   Guess?, Inc.*...............         431,324
     128,420   Iconix Brand Group, Inc.*...       2,490,064
      87,753   Jos A Bank Clothiers,
                 Inc.*(8)..................       2,575,551
      94,500   Kellwood Company(8).........       3,073,140
      43,000   Mothers Work, Inc.*.........       1,693,770
     109,800   Payless ShoeSource, Inc.*...       3,603,636
     105,550   Phillips-Van Heusen
                 Corp. ....................       5,295,444
     407,250   Quiksilver, Inc.*(8)........       6,414,187
       9,400   Skechers USA, Inc. -- Class
                 A*........................         313,114
     160,500   Stage Stores, Inc. .........       4,877,595
     111,900   Stein Mart, Inc. ...........       1,483,794
       8,700   Steven Madden, Ltd. ........         305,283

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               APPAREL: MANUFACTURING AND RETAIL
                 (CONTINUED)
     131,200   The Cato Corp. -- Class A...  $    3,005,792
       7,000   The Dress Barn, Inc.*.......         163,310
      54,700   The Gymboree Corp.*.........       2,087,352
      61,900   The Talbots, Inc. ..........       1,491,790
     157,100   The Wet Seal, Inc. -- Class
                 A*........................       1,047,857
      41,600   Urban Outfitters,
                 Inc.*(8)..................         958,048
      85,700   Wolverine World Wide,
                 Inc. .....................       2,444,164
                                             --------------
                                                 59,258,035
                                             --------------
               AUTOMOBILE: RENTAL -- 0.0%
      30,200   Hertz Global Holdings,
                 Inc.*.....................         525,178
                                             --------------
               AUTOMOBILE: RETAIL -- 0.1%
      29,100   Group 1 Automotive, Inc. ...       1,505,052
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                 EQUIPMENT AND REPAIRS -- 0.6%
      10,900   Accuride Corp.*.............         122,734
      65,800   Aftermarket Technology
                 Corp.*....................       1,400,224
       6,300   Commercial Vehicle Group,
                 Inc.*.....................         137,340
     120,010   Midas, Inc.*................       2,760,230
      56,850   Modine Manufacturing
                 Company...................       1,422,956
      25,000   Standard Motor Products,
                 Inc. .....................         374,500
      43,400   Winnebago Industries,
                 Inc.(8)...................       1,428,294
                                             --------------
                                                  7,646,278
                                             --------------
               BANKS -- 6.1%
      10,310   1st Source Corp. ...........         331,260
      78,000   AMCORE Financial, Inc. .....       2,548,260
      12,800   Ameris Bancorp..............         360,704
       1,400   Anchor BanCorp Wisconsin,
                 Inc. .....................          40,348
       1,545   Arrow Financial Corp. ......          38,270
     141,200   Astoria Financial Corp. ....       4,258,591
      17,900   BancFirst Corp. ............         966,600
      16,800   BancorpSouth, Inc. .........         450,576
       2,900   Bank Mutual Corp. ..........          35,119
      12,875   Bank of Granite Corp. ......         244,239
       3,300   BankFinancial Corp. ........          58,773
      55,273   BankUnited Financial
                 Corp. -- Class A..........       1,545,433
       7,000   Cadence Financial Corp. ....         151,690
       7,100   Camden National Corp. ......         327,452
       1,800   Capital Corp of the West....          57,762
       5,200   Center Financial Corp. .....         124,644

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2006

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
       9,200   Chittenden Corp. ...........  $      282,348
       6,300   Citizens Banking Corp. --
                 Michigan(8)...............         166,950
       1,400   Citizens First Bancorp,
                 Inc. .....................          43,036
      25,500   City Bank -- Lynwood,
                 Washington................         912,900
      19,400   City Holding Company........         793,266
       2,900   Coastal Financial Corp. ....          48,575
      18,100   Columbia Banking System,
                 Inc. .....................         635,672
       2,200   Community Bancorp*..........          66,418
      13,500   Community Bank System,
                 Inc. .....................         310,500
      10,300   Community Trust Bancorp,
                 Inc. .....................         427,759
      81,900   Corus Bankshares, Inc.(8)...       1,889,433
      27,800   Dime Community Bancshares...         389,478
      65,700   East West Bancorp, Inc. ....       2,327,094
       3,400   Financial Institutions,
                 Inc. .....................          78,370
      12,500   First Charter Corp. ........         307,500
       5,100   First Citizens Bancshares,
                 Inc. -- Class A...........       1,033,464
       1,500   First Community Bancshares,
                 Inc. .....................          59,340
      68,300   First Financial
                 Bancorp(8)................       1,134,463
      19,200   First Financial Bankshares,
                 Inc. .....................         803,712
       2,200   First Financial Corp. ......          77,990
      12,400   First Financial Holdings,
                 Inc. .....................         485,832
      27,900   First Indiana Corp. ........         707,544
      63,750   First Midwest Bancorp,
                 Inc. .....................       2,465,850
       2,900   First Place Financial
                 Corp. ....................          68,121
       1,200   First Regional Bancorp*.....          40,908
       4,100   First State Bancorp.........         101,475
      39,700   Flagstar Bancorp, Inc. .....         589,148
     127,100   Fremont General Corp.(8)....       2,060,291
      38,699   Frontier Financial
                 Corp.(8)..................       1,131,172
       4,000   Great Southern Bancorp,
                 Inc.(8)...................         118,040
      39,700   Greater Bay Bancorp.........       1,045,301
      38,400   Hancock Holding Company.....       2,029,056
      14,075   Horizon Financial Corp. ....         338,645
      12,200   Independent Bank Corp. --
                 Massachusetts.............         439,566
       5,775   Independent Bank Corp. --
                 Michigan..................         146,050
      13,800   Integra Bank Corp. .........         379,776

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
      81,000   International Bancshares
                 Corp. ....................  $    2,503,710
       9,500   ITLA Capital Corp. .........         550,145
       7,000   Kearny Financial Corp. .....         112,420
      20,200   KNBT Bancorp, Inc. .........         337,946
       8,800   Lakeland Financial Corp. ...         224,664
       1,650   Macatawa Bank Corp. ........          35,079
       2,400   MAF Bancorp, Inc. ..........         107,256
       2,730   MainSource Financial Group,
                 Inc. .....................          46,246
      57,350   MB Financial, Inc. .........       2,156,934
       2,400   Nara Bancorp, Inc. .........          50,208
       3,399   National Penn Bancshares,
                 Inc. .....................          68,830
       3,000   NBT Bancorp, Inc. ..........          76,530
     145,050   NewAlliance Bancshares,
                 Inc. .....................       2,378,820
      13,200   OceanFirst Financial
                 Corp. ....................         302,676
       6,600   Old National Bancorp........         124,872
      12,600   Old Second Bancorp, Inc. ...         369,180
      43,500   Oriental Financial Group,
                 Inc. -- Puerto Rico(8)....         563,325
      90,700   Pacific Capital Bancorp.....       3,045,705
       1,400   Park National Corp. ........         138,600
       3,400   Partners Trust Financial
                 Group, Inc. ..............          39,576
       3,400   People's Bancorp, Inc. .....         100,980
      42,600   PFF Bancorp, Inc. ..........       1,470,126
       1,500   Preferred Bank -- Los
                 Angeles, California.......          90,135
      33,080   PrivateBancorp, Inc.(8).....       1,377,120
       4,400   Provident Bankshares
                 Corp. ....................         156,640
       1,400   Provident Financial
                 Holdings, Inc. ...........          42,686
      26,200   S&T Bancorp, Inc. ..........         908,354
       5,000   Sandy Spring Bancorp,
                 Inc. .....................         190,900
      15,800   Santander BanCorp -- Puerto
                 Rico(8)...................         282,030
       3,700   SCBT Financial Corp. .......         154,401
      13,700   Signature Bank*.............         424,426
       7,400   Simmons First National
                 Corp. -- Class A..........         233,470
       4,900   Smithtown Bancorp, Inc. ....         132,888
       6,450   Sterling Bancshares, Inc. --
                 Texas.....................          83,979
       7,500   Sterling Financial Corp. --
                 Pennsylvania..............         177,525
      96,750   Sterling Financial Corp. --
                 Spokane...................       3,271,117

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2006

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
       9,500   Suffolk Bancorp.............  $      362,235
      76,500   SVB Financial Group*........       3,566,429
      11,800   SY Bancorp, Inc. ...........         330,400
       7,100   Taylor Capital Group,
                 Inc. .....................         259,931
      36,300   TierOne Corp. ..............       1,147,443
      10,400   TrustCo Bank Corp. NY.......         115,648
      43,300   Trustmark Corp. ............       1,416,343
       2,500   Univest Corp. of
                 Pennsylvania..............          76,200
      12,450   Union Bankshares Corp. .....         380,846
      39,000   United Bankshares, Inc. ....       1,507,350
      24,200   United Community Financial
                 Corp. ....................         296,208
      11,100   USB Holding Company, Inc. ..         267,510
      13,000   Washington Trust Bancorp,
                 Inc. .....................         362,570
       1,900   Wauwatosa Holdings, Inc.*...          33,858
       9,400   WesBanco, Inc. .............         315,182
       3,000   West Bancorp................          53,340
      11,300   West Coast Bancorp..........         391,432
      45,050   Westamerica Bancorp.........       2,280,882
       6,700   Western Alliance Bancorp*...         232,959
      20,450   Wintrust Financial Corp. ...         982,009
      15,700   WSFS Financial Corp. .......       1,050,801
                                             --------------
                                                 73,233,839
                                             --------------
               BROADCAST SERVICES/MEDIA -- 0.6%
       2,900   4Kids Entertainment,
                 Inc.*.....................          52,838
      83,300   Citadel Broadcasting
                 Company...................         829,668
      69,150   CKX, Inc.*(8)...............         811,130
      71,300   Cumulus Media, Inc. -- Class
                 A*........................         740,807
      46,400   Entercom Communications
                 Corp. ....................       1,307,552
      12,200   Gray Television, Inc. ......          89,426
     107,900   Martha Stewart Living
                 Omnimedia, Inc. -- Class
                 A(8)......................       2,363,010
      95,700   Sinclair Broadcast Group,
                 Inc. -- Class A...........       1,004,850
      15,400   Westwood One, Inc. .........         108,724
                                             --------------
                                                  7,308,005
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 3.7%
      48,400   Acxiom Corp. ...............       1,241,460
      49,350   Administaff, Inc.(8)........       2,110,700
      17,400   Ambassadors Group, Inc. ....         528,090
     114,978   Barrett Business Services,
                 Inc. .....................       2,692,785

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BUSINESS SERVICES AND SUPPLIES (CONTINUED)
     136,000   CSG Systems International,
                 Inc.*.....................  $    3,635,280
      16,800   Diamond Management &
                 Technology Consultants,
                 Inc. .....................         208,992
      38,200   First Consulting Group,
                 Inc.*.....................         525,632
     156,370   FirstService Corp.
                 (Canada)*.................       3,612,147
      22,400   Forrester Research, Inc.*...         607,264
      94,700   Global Payments, Inc. ......       4,384,609
      14,700   Heidrick & Struggles
                 International, Inc.*......         622,692
      10,500   Huron Consulting Group,
                 Inc.*.....................         476,070
      63,500   John H Harland Company(8)...       3,187,700
     101,000   LightBridge, Inc.*..........       1,367,540
      66,450   MAXIMUS, Inc. ..............       2,045,331
      98,400   MoneyGram International,
                 Inc.(8)...................       3,085,824
      65,930   Portfolio Recovery
                 Associates, Inc.*(8)......       3,078,272
     106,500   Spherion Corp.*.............         791,295
     136,400   Symyx Technologies, Inc.*...       2,944,876
      80,100   TeleTech Holdings, Inc.*....       1,912,788
      10,700   The Corporate Executive
                 Board Company(8)..........         938,390
      93,800   UniFirst Corp. .............       3,602,858
      22,500   Vertrue, Inc.*..............         864,225
                                             --------------
                                                 44,464,820
                                             --------------
               CHEMICALS -- 1.5%
      76,900   Compass Minerals
                 International, Inc. ......       2,426,964
      92,700   HB Fuller Company...........       2,393,514
      25,100   Innospec, Inc. .............       1,168,405
      77,300   OM Group, Inc.*.............       3,500,144
      30,300   Pioneer Companies, Inc.*....         868,398
      75,000   PolyOne Corp.*..............         562,500
      67,200   Spartech Corp. .............       1,761,984
     121,100   Tetra Tech, Inc.*...........       2,190,699
      51,600   The Valspar Corp. ..........       1,426,224
      80,500   US BioEnergy Corp.*.........       1,368,500
      30,800   Westlake Chemical
                 Corp.(8)..................         966,504
                                             --------------
                                                 18,633,836
                                             --------------
               COMMERCIAL SERVICES -- 0.5%
       9,800   Central Parking Corp.(8)....         176,400
       7,800   Coinmach Service Corp. --
                 Class A...................          92,820

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2006

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               COMMERCIAL SERVICES (CONTINUED)
      13,300   DynCorp International,
                 Inc. -- Class A*..........  $      211,071
     130,880   HMS Holdings Corp.*.........       1,982,832
       3,700   ICT Group, Inc.*............         116,883
      26,400   Jackson Hewitt Tax Service,
                 Inc. .....................         896,808
       7,500   Standard Parking Corp.*.....         288,075
      63,670   Steiner Leisure, Ltd.
                 (Bahama Islands)*.........       2,896,985
                                             --------------
                                                  6,661,874
                                             --------------
               COMPUTER EQUIPMENT, SOFTWARE AND
                 SERVICES -- 5.9%
     162,920   Advent Software, Inc.*(8)...       5,749,447
     105,900   Agilysys, Inc. .............       1,772,766
      76,100   Altiris, Inc.*..............       1,931,418
      64,230   American Reprographics
                 Company*..................       2,139,501
      18,800   Ansoft Corp.*...............         522,640
      22,600   Aspen Technology,
                 Inc.*(8)..................         249,052
      27,600   Avocent Corp.*(8)...........         934,260
      27,500   Black Box Corp. ............       1,154,725
       8,200   Blackbaud, Inc. ............         213,200
     239,300   Brocade Communications
                 Systems, Inc.*............       1,964,653
     117,050   Checkpoint Systems, Inc.*...       2,364,410
      12,800   COMSYS IT Partners, Inc.*...         258,688
     164,740   Concur Technologies,
                 Inc.*(8)..................       2,642,430
     155,080   Cray, Inc.*.................       1,842,350
      15,000   Digi International, Inc.*...         206,850
      61,100   Digimarc Corp.*.............         538,902
      90,700   Electronics For Imaging,
                 Inc.*.....................       2,410,806
      12,950   FactSet Research Systems,
                 Inc. .....................         731,416
       9,800   IHS, Inc. -- Class A*.......         386,904
      66,900   Imation Corp. ..............       3,106,167
       5,700   Infocrossing, Inc.*(8)......          92,910
       6,300   Interactive Intelligence,
                 Inc.*.....................         141,246
       7,100   Isilon Systems, Inc. .......         195,960
      46,200   Jack Henry & Associates,
                 Inc. .....................         988,680
       6,800   JDA Software Group, Inc.*...          93,636
      89,600   Keane, Inc.*................       1,067,136
      30,577   L-1 Identity Solutions,
                 Inc.*(8)..................         462,630
      43,900   Manhattan Associates,
                 Inc.*.....................       1,320,512
      82,300   Mentor Graphics Corp.*......       1,483,869
      30,800   MicroStrategy, Inc. -- Class
                 A*(8).....................       3,511,508
      45,800   MTS Systems Corp. ..........       1,768,796

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               COMPUTER EQUIPMENT, SOFTWARE AND SERVICES
                 (CONTINUED)
     357,900   Red Hat, Inc.*(8)...........  $    8,231,699
       3,700   SPSS, Inc.*.................         111,259
     139,500   Sybase, Inc.*...............       3,445,650
     123,800   Sykes Enterprises, Inc.*....       2,183,832
      49,000   Synaptics, Inc.*............       1,454,810
      46,200   Systems Xcellence, Inc.
                 (Canada)*.................         931,854
     135,000   THQ, Inc.*(8)...............       4,390,200
      26,600   Transaction Systems
                 Architects, Inc. -- Class
                 A*........................         866,362
      10,600   Tyler Technologies, Inc.*...         149,036
      22,800   Western Digital Corp.*......         466,488
     420,800   Wind River Systems,
                 Inc.*(8)..................       4,313,200
      76,400   Xyratex, Ltd. (Bermuda)*....       1,648,712
                                             --------------
                                                 70,440,570
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 2.4%
      22,000   BlueLinx Holdings, Inc. ....         228,800
       2,200   Brookfield Homes Corp.(8)...          82,610
      38,000   Eagle Materials, Inc. ......       1,642,740
      27,200   Granite Construction,
                 Inc. .....................       1,368,704
      88,150   Hovnanian Enterprises,
                 Inc. -- Class A*(8).......       2,988,285
      81,200   Matrix Service Company*.....       1,307,320
     101,000   Meritage Homes Corp.*.......       4,819,720
      90,650   Simpson Manufacturing
                 Company, Inc.(8)..........       2,869,073
     130,400   Standard Pacific Corp.(8)...       3,493,416
      93,510   Team, Inc.*.................       3,256,953
      56,825   Technical Olympic USA,
                 Inc. .....................         577,910
       9,000   The Ryland Group, Inc.(8)...         491,580
     104,550   Trex Company, Inc.*(8)......       2,393,150
      24,600   Washington Group
                 International, Inc.*......       1,470,834
     106,650   WCI Communities, Inc.*(8)...       2,045,547
                                             --------------
                                                 29,036,642
                                             --------------
               CONSUMER GOODS AND SERVICES -- 3.1%
       6,200   Blyth, Inc. ................         128,650
      57,400   Central Garden & Pet
                 Company*..................       2,779,308
      27,100   Chattem, Inc.*(8)...........       1,357,168
      15,600   FTD Group, Inc.*............         279,084
     129,050   Helen Of Troy, Ltd.
                 (Bermuda)*................       3,130,753
      45,150   Herbalife, Ltd. (Cayman
                 Islands)*.................       1,813,224

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2006

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               CONSUMER GOODS AND SERVICES (CONTINUED)
      83,100   NBTY, Inc.*.................  $    3,454,467
      65,500   Nutri/System, Inc.*(8)......       4,152,045
     137,300   Playtex Products, Inc.*.....       1,975,747
      19,700   Prestige Brands Holdings,
                 Inc.*.....................         256,494
     145,040   Rollins, Inc. ..............       3,206,834
     203,450   Tempur-Pedic International,
                 Inc.*(8)..................       4,162,587
      69,300   The Scotts Miracle-Gro
                 Company -- Class A........       3,579,345
     123,950   The Yankee Candle Company,
                 Inc. .....................       4,249,006
      76,199   Vector Group, Ltd.(8).......       1,352,532
       1,900   WD-40 Company...............          66,253
      30,250   Weight Watchers
                 International, Inc. ......       1,589,033
                                             --------------
                                                 37,532,530
                                             --------------
               CONTAINERS AND PACKAGING -- 0.0%
       3,300   Greif, Inc. -- Class A......         390,720
                                             --------------
               DISTRIBUTION -- 1.0%
      60,570   Central European
                 Distribution Corp.*.......       1,798,929
      17,600   Houston Wire & Cable
                 Company*(8)...............         367,840
      61,450   United Stationers, Inc.*....       2,869,101
     108,750   Universal Corp. ............       5,329,837
      46,800   Watsco, Inc. ...............       2,207,088
                                             --------------
                                                 12,572,795
                                             --------------
               DIVERSIFIED OPERATIONS AND SERVICES -- 0.4%
      30,600   Compass Diversified Trust...         524,790
      66,700   LandAmerica Financial Group,
                 Inc.(8)...................       4,209,437
      14,800   Resource America, Inc. --
                 Class A...................         390,720
                                             --------------
                                                  5,124,947
                                             --------------
               EDUCATION -- 0.2%
      58,700   School Specialty,
                 Inc.*(8)..................       2,200,663
       3,800   Strayer Education, Inc. ....         402,990
                                             --------------
                                                  2,603,653
                                             --------------
               ELECTRONICS -- 2.8%
     110,899   Belden CDT, Inc. ...........       4,335,041
     107,800   Benchmark Electronics,
                 Inc.*.....................       2,626,008
     493,150   Flextronics International,
                 Ltd. (Singapore)*.........       5,661,361

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               ELECTRONICS (CONTINUED)
      40,050   Harman International
                 Industries, Inc. .........  $    4,001,396
       2,900   Littelfuse, Inc.*...........          92,452
     128,300   Micrel, Inc.*...............       1,383,074
     198,800   Nam Tai Electronics, Inc.
                 (British Virgin
                 Islands)..................       3,019,772
      39,100   Park Electrochemical
                 Corp. ....................       1,002,915
     597,950   Sanmina-SCI Corp.*..........       2,062,928
     563,100   Solectron Corp.*............       1,813,182
      58,650   Sonic Solutions*(8).........         955,995
     111,780   SRS Labs, Inc.*.............       1,209,460
     138,450   Synopsys, Inc.*.............       3,700,769
      22,700   Technitrol, Inc. ...........         542,303
     143,800   TTM Technologies, Inc.*.....       1,629,254
                                             --------------
                                                 34,035,910
                                             --------------
               ENERGY SERVICES -- 0.3%
      27,850   Energy Conversion Devices,
                 Inc.*(8)..................         946,343
      53,300   SunPower Corp. -- Class
                 A*(8).....................       1,981,161
      38,000   VeraSun Energy Corp.*(8)....         750,500
                                             --------------
                                                  3,678,004
                                             --------------
               ENGINEERING -- 0.3%
      10,700   EMCOR Group, Inc.*..........         608,295
      72,750   URS Corp.*..................       3,117,338
                                             --------------
                                                  3,725,633
                                             --------------
               ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                 SERVICES -- 0.5%
     261,800   Allied Waste Industries,
                 Inc.*.....................       3,217,522
      60,400   Metal Management, Inc. .....       2,286,140
                                             --------------
                                                  5,503,662
                                             --------------
               EQUIPMENT RENTAL AND LEASING -- 0.4%
      75,300   Aaron Rents, Inc.(8) .......       2,167,134
     103,500   Rent-A-Center, Inc.*........       3,054,285
                                             --------------
                                                  5,221,419
                                             --------------
               FINANCIAL SERVICES -- 5.3%
      46,750   Accredited Home Lenders
                 Holding Company*(8).......       1,275,340
      18,950   Affiliated Managers Group,
                 Inc.*(8)..................       1,992,214
     219,100   Asset Acceptance Capital
                 Corp.*....................       3,685,262
      96,900   ASTA Funding, Inc.(8).......       2,949,636

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2006

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
      87,483   Calamos Asset Management,
                 Inc. -- Class A...........  $    2,347,169
     292,550   E*TRADE Financial Corp.*....       6,558,971
     129,850   Eaton Vance Corp. ..........       4,286,349
      31,600   Federal Agricultural
                 Mortgage Corp. -- Class
                 C.........................         857,308
       8,800   Federated Investors, Inc. --
                 Class B...................         297,264
      12,300   Financial Federal Corp. ....         361,743
       1,400   GAMCO Investors, Inc. --
                 Class A...................          53,844
      79,590   Greenhill & Company,
                 Inc.(8)...................       5,873,741
      21,940   International Securities
                 Exchange Holdings,
                 Inc.(8)...................       1,026,573
      91,620   Investment Technology Group,
                 Inc.*.....................       3,928,666
     268,300   Jefferies Group, Inc. ......       7,195,805
     253,300   Knight Capital Group,
                 Inc. -- Class A*..........       4,855,760
      19,500   Morningstar, Inc.*..........         878,475
      92,970   NewStar Financial, Inc.*....       1,715,297
      18,150   Nuveen Investments -- Class
                 A.........................         941,622
     100,900   Ocwen Financial Corp.*......       1,600,274
      53,010   optionsXpress Holdings,
                 Inc. .....................       1,202,797
     148,050   Raymond James Financial,
                 Inc. .....................       4,487,395
      19,500   Susquehanna Bancshares,
                 Inc. .....................         524,160
      17,050   The Student Loan Corp. .....       3,534,465
     119,750   TradeStation Group, Inc.*...       1,646,563
       1,400   US Global Investors, Inc. --
                 Class A*(8)...............          94,150
      41,100   W Holding Company, Inc. --
                 Puerto Rico(8)............         244,956
                                             --------------
                                                 64,415,799
                                             --------------
               FOOD AND BEVERAGE -- 0.6%
      38,900   Boston Beer Company, Inc. --
                 Class A*..................       1,399,622
       1,500   Coca-Cola Bottling Company..         102,645
       1,900   Farmer Brothers Company.....          40,565
     108,900   Lance, Inc. ................       2,186,712
      36,400   Nash Finch Company(8).......         993,720
       5,400   Ralcorp Holdings, Inc.*.....         274,806
       7,400   Reddy Ice Holdings, Inc. ...         191,068
     235,940   SunOpta, Inc.
                 (Canada)*(8)..............       2,076,272
                                             --------------
                                                  7,265,410
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               INSURANCE -- 4.2%
      26,800   American Physicians Capital,
                 Inc.*.....................  $    1,073,072
     211,454   Amerisafe, Inc.*............       3,269,079
     216,110   AmTrust Financial Services,
                 Inc.(8)...................       1,847,741
     208,000   Assured Guaranty, Ltd.
                 (Bermuda).................       5,532,800
     156,925   Delphi Financial Group,
                 Inc. -- Class A...........       6,349,185
       1,400   EMC Insurance Group,
                 Inc. .....................          47,768
       3,800   FBL Financial Group, Inc. --
                 Class A...................         148,504
      95,570   First Mercury Financial
                 Corp.*....................       2,247,806
       4,800   FPIC Insurance Group,
                 Inc.*(8)..................         187,056
       5,700   Horace Mann Educators
                 Corp. ....................         115,140
      32,600   Infinity Property & Casualty
                 Corp. ....................       1,577,514
      41,400   IPC Holdings, Ltd.
                 (Bermuda).................       1,302,030
       1,800   James River Group, Inc.*....          58,176
         450   National Western Life
                 Insurance Company -- Class
                 A.........................         103,563
       8,900   Ohio Casualty Corp. ........         265,309
      35,700   OneBeacon Insurance Group,
                 Ltd. (Bermuda)*...........         999,600
     127,608   Philadelphia Consolidated
                 Holding Corp.*............       5,686,212
     108,350   Platinum Underwriters
                 Holdings, Ltd.
                 (Bermuda).................       3,352,349
      25,900   Presidential Life Corp. ....         568,505
      54,450   Protective Life Corp. ......       2,586,375
      47,200   Safety Insurance Group,
                 Inc. .....................       2,393,512
     110,290   Security Capital Assurance,
                 Ltd. (Bermuda)............       3,069,371
      90,100   State Auto Financial
                 Corp. ....................       3,129,173
      53,400   United Fire & Casualty
                 Company...................       1,882,350
     133,900   Universal American Financial
                 Corp.*....................       2,495,896
       6,700   Zenith National Insurance
                 Corp. ....................         314,297
                                             --------------
                                                 50,602,383
                                             --------------
               INTERNET SERVICES -- 3.5%
     165,550   aQuantive, Inc.*............       4,082,462
      88,750   CheckFree Corp.*(8).........       3,564,200
     301,530   CNET Networks, Inc.*(8).....       2,740,908

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2006

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               INTERNET SERVICES (CONTINUED)
      16,670   Ctrip.com International,
                 Ltd. (ADR) (Cayman
                 Islands)(8)...............  $    1,041,542
      66,960   DealerTrack Holdings,
                 Inc.*.....................       1,969,963
       4,000   Digital River, Inc.*........         223,160
     200,600   EarthLink, Inc.*............       1,424,260
      21,514   Equinix, Inc.*(8)...........       1,626,889
     198,400   eResearch Technology,
                 Inc.*(8)..................       1,335,232
     116,740   j2 Global Communications,
                 Inc.*(8)..................       3,181,165
     166,659   Marchex, Inc. -- Class
                 B*(8).....................       2,229,897
     407,500   Move, Inc.*.................       2,245,325
     263,180   Online Resources Corp.*.....       2,687,068
     108,200   Perficient, Inc.*...........       1,775,562
      45,200   Priceline.com, Inc.*(8).....       1,971,172
      94,570   RADVision, Ltd. (Israel)*...       1,898,966
     129,000   RealNetworks, Inc.*.........       1,411,260
     221,800   SonicWALL, Inc.*............       1,867,556
       8,400   TheStreet.com, Inc. ........          74,760
     191,200   United Online, Inc.(8)......       2,539,136
      64,140   WebEx Communications,
                 Inc.*(8)..................       2,237,845
                                             --------------
                                                 42,128,328
                                             --------------
               LEISURE AND RECREATION -- 1.7%
     298,460   Century Casinos, Inc.*......       3,330,814
     121,200   Dover Downs Gaming &
                 Entertainment, Inc. ......       1,620,444
      11,800   Interstate Hotels & Resorts,
                 Inc.*.....................          88,028
      53,710   Life Time Fitness, Inc.*....       2,605,472
     107,300   Live Nation, Inc.*..........       2,403,520
      69,700   Monarch Casino & Resort,
                 Inc.*.....................       1,664,436
      44,650   Pinnacle Entertainment,
                 Inc.*.....................       1,479,701
     132,920   Scientific Games Corp. --
                 Class A*..................       4,018,171
     100,630   The9, Ltd. (ADR) (Cayman
                 Islands)*(8)..............       3,242,299
                                             --------------
                                                 20,452,885
                                             --------------
               MACHINERY -- 1.5%
      10,500   Applied Industrial
                 Technologies, Inc. .......         276,255
     115,025   Bucyrus International,
                 Inc. -- Class A(8)........       5,953,694
       3,800   Chart Industries, Inc.*.....          61,598
      11,700   Columbus McKinnon Corp.*....         245,934

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
     233,204   Flow International
                 Corp.*(8).................  $    2,569,908
      28,900   Intevac, Inc.*..............         749,955
     104,850   Joy Global, Inc. ...........       5,068,449
      11,500   Middleby Corp.*(8)..........       1,203,705
       6,000   Nordson Corp. ..............         298,980
      29,290   Regal-Beloit Corp. .........       1,538,018
                                             --------------
                                                 17,966,496
                                             --------------
               MANUFACTURING -- 4.2%
      97,950   Acuity Brands, Inc. ........       5,097,318
       4,600   AEP Industries, Inc.*.......         245,226
      81,300   Albany International
                 Corp. -- Class A(8).......       2,675,583
      12,300   American Woodmark Corp.(8)..         514,755
      58,800   AO Smith Corp. .............       2,208,528
      52,450   AptarGroup, Inc. ...........       3,096,648
       1,400   AZZ, Inc.*..................          71,680
      79,500   Carlisle Companies, Inc. ...       6,240,750
      52,900   Ceradyne, Inc.*(8)..........       2,988,850
       7,800   CIRCOR International,
                 Inc. .....................         286,962
       5,200   Coherent, Inc.*.............         164,164
     137,650   Deswell Industries, Inc.
                 (Hong Kong)...............       1,569,210
       5,200   EnPro Industries, Inc.*.....         172,692
     152,950   FLIR Systems, Inc.*(8)......       4,868,399
      44,000   Freightcar America,
                 Inc.(8)...................       2,439,800
      47,600   Harsco Corp. ...............       3,622,360
     200,000   Hexcel Corp.*(8)............       3,482,000
      24,700   Kaydon Corp. ...............         981,578
      10,100   LSI Industries, Inc. .......         200,485
      98,900   Matthews International
                 Corp. -- Class A..........       3,891,715
      56,000   PW Eagle, Inc.(8)...........       1,932,000
       1,900   RBC Bearings, Inc.*.........          54,454
      18,700   Rofin-Sinar Technologies,
                 Inc.*.....................       1,130,602
     108,700   The Timken Company..........       3,171,866
                                             --------------
                                                 51,107,625
                                             --------------
               MEDICAL EQUIPMENT, SUPPLIES, AND
                 SERVICES -- 7.9%
     182,930   American Medical Systems
                 Holdings, Inc.*...........       3,387,864
     201,000   AMERIGROUP Corp.*...........       7,213,889
     176,100   AMN Healthcare Services,
                 Inc.*.....................       4,849,794
     133,700   AmSurg Corp.*(8)............       3,075,100
     152,326   AngioDynamics, Inc.*........       3,273,486

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2006

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MEDICAL EQUIPMENT, SUPPLIES, AND SERVICES
                 (CONTINUED)
      89,200   Apria Healthcare Group,
                 Inc.*.....................  $    2,377,180
      43,210   ArthroCare Corp.*(8)........       1,724,943
      28,300   Bruker BioSciences Corp.*...         212,533
     195,500   Centene Corp.*..............       4,803,435
       7,000   Conceptus, Inc.*............         149,030
      87,600   Covance, Inc.*..............       5,160,515
      84,210   Cutera, Inc.*...............       2,273,670
      15,700   DJO, Inc.*..................         672,274
     359,450   Five Star Quality Care,
                 Inc.*(8)..................       4,007,868
      54,200   Haemonetics Corp.*..........       2,440,084
     147,200   Healthspring, Inc.*.........       2,995,520
      75,850   Healthways, Inc.*(8)........       3,618,804
      50,200   ICON PLC (ADR) (Ireland)*...       1,892,540
      17,700   ICU Medical, Inc.*..........         720,036
       8,600   inVentiv Health, Inc.*......         304,010
      35,250   Kyphon, Inc.*(8)............       1,424,100
     275,250   LeMaitre Vascular, Inc.*....       1,651,500
      23,600   Lincare Holdings, Inc.*.....         940,224
      61,800   Luminex Corp.*..............         784,860
      29,600   Magellan Health Services,
                 Inc.*.....................       1,279,312
       5,800   MedCath Corp.*..............         158,688
       8,100   Meridian Bioscience,
                 Inc. .....................         198,693
     133,950   Micrus Endovascular
                 Corp.*....................       2,555,766
      25,800   Molina Healthcare, Inc.*....         838,758
      36,100   Nighthawk Radiology
                 Holdings, Inc.*(8)........         920,550
     228,653   NovaMed, Inc.*..............       1,730,903
      80,630   NuVasive, Inc.*.............       1,862,553
     441,910   Orthovita, Inc.*............       1,604,133
      82,371   PolyMedica Corp.(8).........       3,328,612
      28,500   PSS World Medical,
                 Inc.*(8)..................         556,605
      49,080   ResMed, Inc.*(8)............       2,415,718
      48,600   STERIS Corp. ...............       1,223,262
      94,200   Sunrise Senior Living,
                 Inc.*.....................       2,893,824
      37,900   Techne Corp.*...............       2,101,555
       7,800   The Advisory Board
                 Company*..................         417,612
      71,550   The Cooper Companies,
                 Inc. .....................       3,183,975
     283,570   The Spectranetics Corp.*....       3,201,505
      10,300   Universal Health Services,
                 Inc. -- Class B...........         570,929
      52,350   Vital Images, Inc.*.........       1,821,780

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MEDICAL EQUIPMENT, SUPPLIES, AND SERVICES
                 (CONTINUED)
      14,210   Vital Signs, Inc. ..........  $      709,363
      16,000   Zoll Medical Corp.*.........         931,840
                                             --------------
                                                 94,459,195
                                             --------------
               METALS AND MINING -- 1.5%
     110,100   AK Steel Holding Corp.*.....       1,860,690
      75,900   Chaparral Steel Company.....       3,360,093
      80,800   Mueller Industries, Inc. ...       2,561,360
     258,050   Novelis, Inc. (Canada)......       7,186,693
     110,100   Steel Dynamics, Inc. .......       3,572,745
                                             --------------
                                                 18,541,581
                                             --------------
               OFFICE EQUIPMENT, SUPPLIES, AND
                 SERVICES -- 0.7%
      80,800   Acco Brands Corp.*..........       2,138,776
      53,850   Herman Miller, Inc. ........       1,957,986
      73,800   IKON Office Solutions,
                 Inc. .....................       1,208,106
     158,850   Knoll, Inc. ................       3,494,700
                                             --------------
                                                  8,799,568
                                             --------------
               OIL, COAL AND GAS -- 5.7%
     109,400   Aegean Marine Petroleum
                 Network, Inc. (Marshall
                 Islands)*.................       1,794,160
      45,100   Alon USA Energy, Inc. ......       1,186,581
       2,900   Basic Energy Services,
                 Inc.*.....................          71,485
     135,850   Cabot Oil & Gas Corp.(8)....       8,239,302
     135,600   Cal Dive International,
                 Inc.*.....................       1,701,780
      11,860   Core Laboratories NV (the
                 Netherlands)*(8)..........         960,660
      66,840   Dril-Quip, Inc.*............       2,617,454
     198,750   Encore Acquisition
                 Company*(8)...............       4,875,338
      16,900   EXCO Resources, Inc.*.......         285,779
      27,300   FMC Technologies, Inc.*.....       1,682,499
      22,300   Global Industries, Ltd.*....         290,792
      67,400   Grant Prideco, Inc.*........       2,680,498
     218,500   Grey Wolf, Inc.*............       1,498,910
      13,200   Harvest Natural Resources,
                 Inc.*.....................         140,316
     113,700   Headwaters, Inc.*(8)........       2,724,252
      39,000   Helix Energy Solutions
                 Group, Inc.*(8)...........       1,223,430
       4,800   MarkWest Hydrocarbon,
                 Inc. .....................         233,040
     121,054   Oceaneering International,
                 Inc.*.....................       4,805,844
      99,060   Oil States International,
                 Inc.*.....................       3,192,704

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2006

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               OIL, COAL AND GAS (CONTINUED)
      75,500   ONEOK, Inc. ................  $    3,255,560
       8,750   Patterson-UTI Energy,
                 Inc. .....................         203,263
       7,800   Penn Virginia Corp. ........         546,312
      73,700   Range Resources Corp. ......       2,023,802
      17,400   Southwest Gas Corp. ........         667,638
      73,200   St Mary Land & Exploration
                 Company(8)................       2,696,688
      95,180   Superior Energy Services,
                 Inc.*.....................       3,110,482
     134,100   Swift Energy Company*.......       6,009,020
      75,600   TETRA Technologies, Inc.*...       1,933,848
      57,400   The Houston Exploration
                 Company*..................       2,972,172
      16,400   The Meridian Resource
                 Corp.*....................          50,676
     107,400   Whiting Petroleum
                 Corp.*(8).................       5,004,840
                                             --------------
                                                 68,679,125
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.1%
      23,100   Buckeye Technologies,
                 Inc.*.....................         276,738
      37,500   Rock-Tenn Company -- Class
                 A.........................       1,016,625
                                             --------------
                                                  1,293,363
                                             --------------
               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 4.3%
     143,000   Affymetrix, Inc.*(8)........       3,297,580
     119,400   Albany Molecular Research,
                 Inc.*.....................       1,260,864
     241,200   Alkermes, Inc.*.............       3,224,844
      87,200   Bradley Pharmaceuticals,
                 Inc.*(8)..................       1,794,576
      12,600   Caraco Pharmaceutical
                 Laboratories, Ltd.*.......         176,400
     123,050   Cephalon, Inc.*(8)..........       8,663,950
     228,000   Cubist Pharmaceuticals,
                 Inc.*.....................       4,129,080
      93,550   Dendreon Corp.*(8)..........         390,104
     169,950   DepoMed, Inc.*(8)...........         586,328
      22,400   Digene Corp.*...............       1,073,408
     268,200   Enzon Pharmaceuticals,
                 Inc.*.....................       2,282,382
      47,000   Geron Corp.*(8).............         412,660
      39,800   Human Genome Sciences,
                 Inc.*(8)..................         495,112
      43,240   K-V Pharmaceutical
                 Company -- Class A*.......       1,028,247
      11,800   LifeCell Corp.*.............         284,852
       9,500   Ligand Pharmaceuticals,
                 Inc. -- Class B*..........         104,025
     448,300   Medarex, Inc.*(8)...........       6,630,357
      20,462   Metabasis Therapeutics,
                 Inc.*.....................         153,874

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS/RESEARCH AND DEVELOPMENT
                 (CONTINUED)
      36,500   New River Pharmaceuticals,
                 Inc.*(8)..................  $    1,996,915
      61,900   Noven Pharmaceuticals,
                 Inc.*.....................       1,575,355
      34,000   Pain Therapeutics,
                 Inc.*(8)..................         302,600
     187,672   Pharmaceutical Product
                 Development, Inc. ........       6,046,792
      62,200   Regeneron Pharmaceuticals,
                 Inc.*.....................       1,248,354
      57,100   Savient Pharmaceuticals,
                 Inc.*.....................         640,091
      69,600   Sciele Pharma, Inc.*(8).....       1,670,400
     182,400   Solexa, Inc.*...............       2,398,560
      30,100   Trimeris, Inc.*(8)..........         382,571
                                             --------------
                                                 52,250,281
                                             --------------
               PRINTING AND PUBLISHING -- 0.4%
     199,000   Bowne & Company, Inc. ......       3,172,060
         900   Consolidated Graphics,
                 Inc.*.....................          53,163
     106,650   Valassis Communications,
                 Inc.*(8)..................       1,546,425
                                             --------------
                                                  4,771,648
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 5.5%
     161,350   Acadia Realty Trust.........       4,036,977
       2,400   Agree Realty Corp. .........          82,488
      31,800   Associated Estates Realty
                 Corp. ....................         436,932
       4,500   BNP Residential Properties,
                 Inc. .....................         108,675
      61,800   CapitalSource, Inc.(8)......       1,687,758
      52,050   Cousins Properties, Inc. ...       1,835,804
      58,300   DiamondRock Hospitality
                 Company...................       1,049,983
     120,300   Equity Inns, Inc. ..........       1,919,988
     180,300   FelCor Lodging Trust,
                 Inc. .....................       3,937,752
      62,200   Franklin Street Properties
                 Corp. ....................       1,309,310
      21,100   Getty Realty Corp. .........         651,990
      49,800   Gramercy Capital Corp. .....       1,538,322
      30,900   Highwoods Properties,
                 Inc. .....................       1,259,484
      26,600   Home Properties, Inc. ......       1,576,582
      68,700   Innkeepers USA Trust........       1,064,850
      18,600   Investors Real Estate
                 Trust.....................         190,836
     118,400   KKR Financial Corp. ........       3,171,936
      69,200   LTC Properties, Inc. .......       1,889,852
      64,450   Maguire Properties, Inc. ...       2,578,000
      42,600   Mid-America Apartment
                 Communities, Inc. ........       2,438,424

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2006

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
       9,900   Mission West Properties,
                 Inc. .....................  $      129,690
      81,200   National Retail Properties,
                 Inc.(8)...................       1,863,540
     105,100   NorthStar Realty Finance
                 Corp. ....................       1,741,507
     156,700   OMEGA Healthcare Investors,
                 Inc. .....................       2,776,724
      36,600   Pennsylvania Real Estate
                 Investment Trust..........       1,441,308
      73,450   PS Business Parks, Inc. ....       5,193,649
      57,700   RAIT Investment Trust.......       1,989,496
     126,150   Realty Income Corp.(8)......       3,494,355
       6,300   Resource Capital Corp. .....         106,785
      22,700   Saul Centers, Inc. .........       1,252,813
      36,700   SL Green Realty Corp. ......       4,873,026
      40,700   Sovran Self Storage,
                 Inc. .....................       2,331,296
       6,300   Tanger Factory Outlet
                 Centers, Inc. ............         246,204
      24,400   Taubman Centers, Inc. ......       1,240,984
     171,750   U-Store-It Trust............       3,529,462
      34,500   Washington Real Estate
                 Investment Trust..........       1,380,000
                                             --------------
                                                 66,356,782
                                             --------------
               REGISTERED INVESTMENT COMPANIES -- 0.3%
     181,400   Ares Capital Corp.(8).......       3,466,554
      22,100   MCG Capital Corp. ..........         449,072
                                             --------------
                                                  3,915,626
                                             --------------

               RETAIL -- 1.3%
     183,600   Big Lots, Inc.*(8)..........       4,208,112
      11,400   Books-A-Million, Inc. ......         258,552
     176,750   Casey's General Stores,
                 Inc. .....................       4,162,463
     155,650   Circuit City Stores,
                 Inc. .....................       2,954,237
     130,200   EZCORP, Inc. -- Class A*....       2,115,750
      50,900   Longs Drug Stores Corp. ....       2,157,142
                                             --------------
                                                 15,856,256
                                             --------------
               RETAIL: RESTAURANTS -- 1.8%
      10,000   Bob Evans Farms, Inc. ......         342,200
     100,950   Brinker International,
                 Inc. .....................       3,044,652
      48,900   CEC Entertainment, Inc.*....       1,968,225
      74,400   Domino's Pizza, Inc. .......       2,083,200
      10,200   IHOP Corp. .................         537,540
      33,400   Jack in the Box, Inc.*......       2,038,736
      16,850   Panera Bread Company --
                 Class A*(8)...............         942,084

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RETAIL: RESTAURANTS (CONTINUED)
      91,100   Papa John's International,
                 Inc.*.....................  $    2,642,811
      21,800   PF Chang's China Bistro,
                 Inc.*(8)..................         836,684
      85,800   RARE Hospitality
                 International, Inc.*......       2,825,394
     171,025   Sonic Corp.*................       4,096,048
                                             --------------
                                                 21,357,574
                                             --------------
               RETAIL: SUPERMARKETS -- 0.0%
      21,900   Spartan Stores, Inc. .......         458,367
                                             --------------
               SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.9%
      98,770   Cymer, Inc.*................       4,340,942
      51,700   FEI Company*................       1,363,329
      10,472   Itron, Inc.*................         542,868
       6,800   Molecular Devices Corp.*....         143,276
      66,800   Varian, Inc.*...............       2,991,972
      31,200   Woodward Governor Company...       1,238,952
                                             --------------
                                                 10,621,339
                                             --------------
               SEMICONDUCTORS -- 2.6%
       6,200   Actel Corp.*................         112,592
     271,550   Altera Corp.*...............       5,344,104
     310,550   Brooks Automation, Inc.*....       4,471,920
     101,400   Cree, Inc.*(8)..............       1,756,248
      11,800   Diodes, Inc.*...............         418,664
     104,100   Emulex Corp.*...............       2,030,991
       7,100   Hittite Microwave Corp.*....         229,472
     640,200   Lattice Semiconductor
                 Corp.*....................       4,148,496
      14,600   MKS Instruments, Inc.*......         329,668
       7,150   Novellus Systems,
                 Inc.*(8)..................         246,103
     211,000   Pixelworks, Inc.*...........         483,190
     255,010   Silicon Image, Inc.*........       3,243,727
     137,330   Silicon Motion Technology
                 Corp. (ADR) (Taiwan)*.....       2,179,427
     371,950   Skyworks Solutions, Inc.*...       2,633,406
      21,150   Teradyne, Inc.*(8)..........         316,404
      75,200   Varian Semiconductor
                 Equipment Associates,
                 Inc.*.....................       3,423,104
                                             --------------
                                                 31,367,516
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 3.4%
      37,000   Anaren, Inc.*...............         657,120
      95,760   Atheros Communications*(8)..       2,041,603
      57,300   Atlantic Tele-Network,
                 Inc. .....................       1,678,890
     213,850   Avaya, Inc.*................       2,989,623

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2006

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES (CONTINUED)
      25,100   Cbeyond, Inc.*(8)...........  $      767,809
      96,600   Cincinnati Bell, Inc.*......         441,462
      19,200   CommScope, Inc.*(8).........         585,216
      21,500   Consolidated Communications
                 Holdings, Inc. ...........         449,350
      82,400   CT Communications, Inc. ....       1,888,608
     146,000   Ditech Networks, Inc.*......       1,010,320
      79,100   Dobson Communications
                 Corp. -- Class A*.........         688,961
     109,200   FairPoint Communications,
                 Inc. .....................       2,069,340
      15,000   General Communication,
                 Inc. -- Class A*..........         235,950
      82,300   InterDigital Communications
                 Corp.*(8).................       2,761,165
      30,100   Iowa Telecommunications
                 Services, Inc. ...........         593,271
      17,900   North Pittsburgh Systems,
                 Inc. .....................         432,106
      96,260   Occam Networks, Inc.*.......       1,588,290
      91,650   Oplink Communications,
                 Inc.*.....................       1,884,324
     351,250   Polycom, Inc.*..............      10,857,137
     650,400   RF Micro Devices, Inc.*.....       4,416,216
      18,100   SBA Communications Corp. --
                 Class A*..................         497,750
       4,000   Shenandoah
                 Telecommunications
                 Company...................         188,040
      25,000   Syniverse Holdings, Inc.*...         374,750
     114,720   Time Warner Telecom, Inc. --
                 Class A*(8)...............       2,286,370
      13,100   USA Mobility, Inc. .........         293,047
                                             --------------
                                                 41,676,718
                                             --------------
               TOOLS -- 0.3%
      68,300   Snap-on, Inc. ..............       3,253,812
                                             --------------
               TOYS -- 0.3%
     124,200   Marvel Entertainment,
                 Inc.*(8)..................       3,342,222
                                             --------------
               TRANSPORTATION -- 0.8%
      12,600   American Commercial Lines,
                 Inc.*.....................         825,426
      86,520   American Railcar Industries,
                 Inc. .....................       2,945,141

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               TRANSPORTATION (CONTINUED)
       5,100   Atlas Air Worldwide
                 Holdings, Inc.*...........  $      226,950
     103,400   Genesee & Wyoming, Inc. --
                 Class A*..................       2,713,216
      18,400   GulfMark Offshore, Inc.*....         688,344
       2,900   Saia, Inc.*.................          67,309
      93,900   Vitran Corp., Inc. -- Class
                 A (Canada)*...............       1,631,043
                                             --------------
                                                  9,097,429
                                             --------------
               UTILITIES -- 2.0%
      45,750   Atmos Energy Corp. .........       1,459,883
      55,700   Avista Corp. ...............       1,409,767
      75,300   Black Hills Corp. ..........       2,781,582
       3,400   Central Vermont Public
                 Service Corp. ............          80,070
       5,800   El Paso Electric Company*...         141,346
       2,400   Middlesex Water Company.....          44,952
      32,750   New Jersey Resources
                 Corp. ....................       1,590,995
      91,200   Nicor, Inc.(8)..............       4,268,160
     205,050   PNM Resources, Inc. ........       6,377,055
      61,200   Unisource Energy Corp. .....       2,235,636
      65,400   Westar Energy, Inc. ........       1,697,784
      47,450   WGL Holdings, Inc. .........       1,545,921
                                             --------------
                                                 23,633,151
                                             --------------
               TOTAL COMMON STOCKS
                 (Cost $1,029,958,303).....   1,185,378,473
                                             --------------
               SHORT TERM US TREASURY SECURITY -- 0.1%
               US TREASURY BILL
$    750,000   4.79%, 03/15/07(5)
                 (Cost $742,516)...........         742,516
                                             --------------
               SECURITIES LENDING COLLATERAL -- 20.2%
 245,040,504   Securities Lending
                 Collateral Investment
                 (Note 4)
                 (Cost $245,040,504).......     245,040,504
                                             --------------
               TOTAL SECURITIES
                 (Cost $1,275,741,323).....   1,431,161,493
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2006

   PRINCIPAL                                     VALUE
   ---------                                 --------------
               REPURCHASE AGREEMENTS -- 2.7%
$ 33,160,557   With Investors Bank and
                 Trust, dated 12/29/06,
                 4.76%,
                 due 01/02/07, repurchase
                 proceeds at maturity
                 $33,178,095
                 (Collateralized by Fannie
                 Mae Adjustable Rate
                 Mortgage, 4.73%, due
                 08/01/35, with a value of
                 $20,378,623, Freddie Mac
                 Adjustable Rate Mortgage,
                 5.53%, due 04/01/36, with
                 a value of $446,252 and
                 various Small Business
                 Administrations, 8.13%-
                 8.88%, due 04/25/16-
                 09/25/28, with a total
                 value of $13,993,709)
                 (Cost $33,160,557)........  $   33,160,557
                                             --------------
               Total Investments -- 120.9%
                 (Cost $1,308,901,880).....   1,464,322,050
               Liabilities less other
                 assets -- (20.9)%.........    (252,765,591)
                                             --------------
               NET ASSETS -- 100.0%........  $1,211,556,459
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2006 is $1,313,994,328.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $186,991,184
    Gross unrealized depreciation..........   (36,663,462)
                                             ------------
    Net unrealized appreciation............  $150,327,722
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2006

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 98.7%
              ADVERTISING -- 0.6%
    100,400   24/7 Real Media, Inc.*.........  $    908,620
                                               ------------
              AEROSPACE AND DEFENSE -- 1.8%
     44,900   K&F Industries Holdings,
                Inc.*........................     1,019,679
     21,120   Moog, Inc. -- Class A*.........       806,573
     22,700   Teledyne Technologies, Inc.*...       910,951
                                               ------------
                                                  2,737,203
                                               ------------
              AIRLINES -- 1.2%
     22,700   Alaska Air Group, Inc.*........       896,650
     36,400   SkyWest, Inc. .................       928,564
                                               ------------
                                                  1,825,214
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 3.3%
     20,200   Carter's, Inc.*................       515,100
     38,800   Maidenform Brands, Inc.*.......       703,056
     20,200   Phillips-Van Heusen Corp. .....     1,013,434
      7,062   Shoe Carnival, Inc.*...........       223,159
     12,600   Skechers USA, Inc. -- Class
                A*...........................       419,706
     32,293   The Dress Barn, Inc.*..........       753,396
      8,200   The Men's Wearhouse, Inc. .....       313,732
     77,500   The Wet Seal, Inc. -- Class
                A*...........................       516,925
     24,400   Wolverine World Wide, Inc. ....       695,888
                                               ------------
                                                  5,154,396
                                               ------------
              AUTOMOBILE: RETAIL -- 1.9%
     29,500   Asbury Automotive Group,
                Inc. ........................       695,020
     32,000   Copart, Inc.*..................       960,000
     18,600   Group 1 Automotive, Inc. ......       961,992
     11,300   Sonic Automotive, Inc. ........       328,152
                                               ------------
                                                  2,945,164
                                               ------------
              BANKS -- 3.7%
     24,320   1st Source Corp. ..............       781,402
     59,000   First BanCorp -- Puerto Rico...       562,270
      2,771   First Citizens Bancshares,
                Inc. -- Class A..............       561,515
     12,300   Greene County Bancshares,
                Inc. ........................       488,679
     34,400   Hanmi Financial Corp. .........       775,032
     23,300   Prosperity Bancshares, Inc. ...       804,083
     26,500   Sun Bancorp, Inc. -- New
                Jersey*......................       558,355
     21,000   Umpqua Holdings Corp. .........       618,030
     17,200   United Community Banks, Inc. --
                Georgia......................       555,904
                                               ------------
                                                  5,705,270
                                               ------------
              BROADCAST SERVICES/MEDIA -- 0.5%
     43,300   Cox Radio, Inc. -- Class A*....       705,790
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 1.9%
     16,100   CRA International, Inc.*.......       843,640
     22,100   CSG Systems International,
                Inc.*........................       590,733

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES AND SUPPLIES (CONTINUED)
     31,000   FTI Consulting, Inc.*..........  $    864,590
     53,012   The Standard Register Company..       636,144
                                               ------------
                                                  2,935,107
                                               ------------
              CHEMICALS -- 1.8%
      4,300   Albemarle Corp. ...............       308,740
     32,700   HB Fuller Company..............       844,314
     39,600   Sensient Technologies Corp. ...       974,160
     24,100   Spartech Corp. ................       631,902
                                               ------------
                                                  2,759,116
                                               ------------
              COLLECTIBLES -- 0.4%
     19,900   Sotheby's......................       617,298
                                               ------------
              COMMERCIAL SERVICES -- 1.3%
    130,400   CBIZ, Inc.*....................       908,888
     25,400   Steiner Leisure, Ltd. (Bahama
                Islands)*....................     1,155,700
                                               ------------
                                                  2,064,588
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 12.2%
     95,976   Actuate Corp.*.................       570,097
     31,300   Altiris, Inc.*.................       794,394
     21,200   ANSYS, Inc.*...................       921,988
     65,132   Aspen Technology, Inc.*........       717,755
     28,400   Avocent Corp.*.................       961,340
     28,087   Blackbaud, Inc. ...............       730,262
     57,736   Captaris, Inc.*................       448,609
     29,600   COMSYS IT Partners, Inc.*......       598,216
     63,600   Digi International, Inc.*......       877,044
     59,800   Epicor Software Corp.*.........       807,898
     20,800   Hyperion Solutions Corp.*......       747,552
     48,100   Insight Enterprises, Inc.*.....       907,647
     72,000   Interwoven, Inc.*..............     1,056,240
     13,000   Komag, Inc.*...................       492,440
     18,900   Kronos, Inc.*..................       694,386
     13,300   Manhattan Associates, Inc.*....       400,064
     57,400   Mentor Graphics Corp.*.........     1,034,922
     69,100   Nuance Communications,
                Inc.*(8).....................       791,886
     60,200   Omnicell, Inc.*................     1,121,525
     15,300   Open Text Corp. ...............       310,590
     40,700   OPNET Technologies, Inc.*......       588,115
     52,500   Quest Software, Inc.*..........       769,125
     81,000   Radiant Systems, Inc.*.........       845,640
     23,786   The Ultimate Software Group,
                Inc.*........................       553,262
     24,800   THQ, Inc.*(8)..................       806,496
     27,400   Xyratex, Ltd. (Bermuda)*.......       591,292
                                               ------------
                                                 19,138,785
                                               ------------

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2006

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.9%
     32,800   Interline Brands, Inc.*........  $    737,016
     10,700   NCI Building Systems, Inc.*....       553,725
      2,206   The Genlyte Group, Inc.*.......       172,311
                                               ------------
                                                  1,463,052
                                               ------------
              CONSUMER GOODS AND SERVICES -- 2.1%
     31,300   Fossil, Inc.*..................       706,754
     27,000   Jarden Corp.*(8)...............       939,330
     11,300   NBTY, Inc.*....................       469,741
     70,100   Prestige Brands Holdings,
                Inc.*........................       912,702
     13,200   Select Comfort Corp.*(8).......       229,548
                                               ------------
                                                  3,258,075
                                               ------------
              CORRECTIONAL FACILITIES -- 0.4%
     13,450   Corrections Corp. of
                America*.....................       608,344
                                               ------------
              DISTRIBUTION -- 0.9%
     86,900   Bell Microproducts, Inc.*......       612,645
     16,500   United Stationers, Inc.*.......       770,385
                                               ------------
                                                  1,383,030
                                               ------------
              ELECTRONICS -- 2.3%
     81,318   Aeroflex, Inc.*................       953,047
     60,330   CTS Corp. .....................       947,181
     82,900   Methode Electronics, Inc. .....       897,807
     32,300   Technitrol, Inc. ..............       771,647
                                               ------------
                                                  3,569,682
                                               ------------
              ENERGY SERVICES -- 0.5%
     52,600   EnerSys*.......................       841,600
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND
                RECYCLING SERVICES -- 0.4%
     16,400   Metal Management, Inc. ........       620,740
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 0.4%
     19,100   Aaron Rents, Inc. .............       549,698
                                               ------------
              FINANCIAL SERVICES -- 0.6%
     36,200   Interactive Data Corp. ........       870,248
                                               ------------
              FOOD AND BEVERAGE -- 1.8%
     32,800   M&F Worldwide Corp.*...........       828,528
     16,600   Ralcorp Holdings, Inc.*........       844,774
     36,500   Sanderson Farms, Inc.(8).......     1,105,585
                                               ------------
                                                  2,778,887
                                               ------------
              INSURANCE -- 6.9%
     19,200   Delphi Financial Group, Inc. --
                Class A......................       776,832
     15,300   FBL Financial Group, Inc. --
                Class A......................       597,924
     18,400   FPIC Insurance Group, Inc.*....       717,048
     26,500   Harleysville Group, Inc. ......       922,730
     24,900   Infinity Property & Casualty
                Corp. .......................     1,204,911

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
     26,200   IPC Holdings, Ltd. (Bermuda)...  $    823,990
     21,300   Ohio Casualty Corp. ...........       634,953
     15,000   ProAssurance Corp.*............       748,800
     17,800   Safety Insurance Group,
                Inc. ........................       902,638
     12,575   Selective Insurance Group,
                Inc. ........................       720,422
     24,400   The Commerce Group, Inc. ......       725,900
     17,400   Triad Guaranty, Inc.*(8).......       954,738
     19,800   Zenith National Insurance
                Corp. .......................       928,818
                                               ------------
                                                 10,659,704
                                               ------------
              INTERNET SERVICES -- 4.9%
     50,059   Harris Interactive, Inc.*......       252,297
     58,247   LivePerson, Inc.*..............       304,632
     38,500   NETGEAR, Inc.*.................     1,010,625
     45,900   Packeteer, Inc.*...............       624,240
     24,100   Priceline.com, Inc.*(8)........     1,051,001
     47,600   RADVision, Ltd. (Israel)*......       955,808
    106,400   SonicWALL, Inc.*...............       895,888
     75,300   TIBCO Software, Inc.*..........       710,832
     52,600   Vignette Corp.*................       897,882
     24,600   WebEx Communications,
                Inc.*(8).....................       858,294
                                               ------------
                                                  7,561,499
                                               ------------
              LEISURE AND RECREATION -- 0.9%
     26,900   Ameristar Casinos, Inc. .......       826,906
     42,800   Dover Downs Gaming &
                Entertainment, Inc. .........       572,236
                                               ------------
                                                  1,399,142
                                               ------------
              MACHINERY -- 2.5%
     38,400   Columbus McKinnon Corp.*.......       807,168
     59,200   Flow International Corp.*(8)...       652,384
     18,700   Gardner Denver, Inc.*..........       697,697
     18,700   Regal-Beloit Corp. ............       981,937
     27,518   Tennant Company................       798,022
                                               ------------
                                                  3,937,208
                                               ------------
              MANUFACTURING -- 4.2%
     10,000   Ameron International Corp. ....       763,700
     15,700   AptarGroup, Inc. ..............       926,928
     39,060   Barnes Group, Inc. ............       849,555
     24,900   EnPro Industries, Inc.*........       826,929
     26,700   FLIR Systems, Inc.*(8).........       849,861
     19,800   Matthews International Corp. --
                Class A......................       779,130
     46,700   Mueller Water Products, Inc. --
                Class A......................       694,429
     26,400   RBC Bearings, Inc.*............       756,624
                                               ------------
                                                  6,447,156
                                               ------------

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2006

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 8.7%
     31,300   Allscripts Healthcare
                Solutions, Inc.*(8)..........  $    844,787
     17,066   Amedisys, Inc.*(8).............       560,959
     34,600   Aspect Medical Systems,
                Inc.*........................       650,826
     52,793   Bruker BioSciences Corp.*......       396,475
     32,500   Cross Country Healthcare,
                Inc.*........................       709,150
      3,158   Emergency Medical Services
                LP -- Class A*...............        66,255
     54,400   Five Star Quality Care,
                Inc.*(8).....................       606,560
     15,210   Genesis HealthCare Corp.*......       718,368
     29,100   Healthcare Services Group,
                Inc. ........................       842,736
     28,400   Hologic, Inc.*.................     1,342,752
     19,500   Illumina, Inc.*(8).............       766,545
     23,100   inVentiv Health, Inc.*.........       816,585
     21,200   LHC Group, Inc.*...............       604,412
     14,900   LifePoint Hospitals, Inc.*.....       502,130
     26,800   Matria Healthcare, Inc.*(8)....       769,964
     72,800   Natus Medical, Inc.*...........     1,209,208
     60,494   Phase Forward, Inc.*...........       906,200
     62,243   Third Wave Technologies*.......       299,389
     17,700   West Pharmaceutical Services,
                Inc..........................       906,771
                                               ------------
                                                 13,520,072
                                               ------------
              METALS AND MINING -- 2.2%
     28,200   Brush Engineered Materials,
                Inc.*........................       952,314
      9,000   Carpenter Technology Corp. ....       922,680
     17,600   Chaparral Steel Company........       779,152
    113,100   Northgate Minerals Corp.
                (Canada)*....................       393,588
     31,600   Stillwater Mining Company*.....       394,684
                                               ------------
                                                  3,442,418
                                               ------------
              OFFICE EQUIPMENT, SUPPLIES, AND
                SERVICES -- 0.5%
     28,600   Ennis, Inc. ...................       699,556
                                               ------------
              OIL, COAL AND GAS -- 4.4%
     20,100   Alon USA Energy, Inc. .........       528,831
     25,900   Bill Barrett Corp.*(8).........       704,739
     23,200   Comstock Resources, Inc.*......       720,592
      5,400   Core Laboratories NV (the
                Netherlands)*................       437,400
     25,700   Headwaters, Inc.*..............       615,772
     95,100   Parker Drilling Company*.......       776,967
     58,200   PetroQuest Energy, Inc.*.......       741,468
     18,300   Superior Energy Services,
                Inc.*........................       598,044
     13,000   Swift Energy Company*..........       582,530
     17,900   TETRA Technologies, Inc.*......       457,882
     13,490   World Fuel Services Corp. .....       599,765
                                               ------------
                                                  6,763,990
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              PAPER AND FOREST PRODUCTS -- 0.5%
     64,400   Buckeye Technologies, Inc.*....  $    771,512
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 6.8%
     87,900   Albany Molecular Research,
                Inc.*........................       928,224
     66,300   Arena Pharmaceuticals,
                Inc.*(8).....................       855,933
     26,681   Bradley Pharmaceuticals,
                Inc.*(8).....................       549,095
     69,200   Dynavax Technologies
                Corp.*(8)....................       635,256
     18,900   New River Pharmaceuticals,
                Inc.*(8).....................     1,034,019
     16,000   PAREXEL International Corp.*...       463,520
     59,200   PDL BioPharma, Inc.*...........     1,192,288
     43,100   Pharmanet Development Group,
                Inc.*........................       951,217
     33,400   Pharmion Corp.*................       859,716
     47,900   Sciele Pharma, Inc.*...........     1,149,600
     17,500   United Therapeutics Corp.*.....       951,475
     64,800   ViroPharma, Inc.*..............       948,672
                                               ------------
                                                 10,519,015
                                               ------------
              PRINTING AND PUBLISHING -- 0.5%
     12,251   Consolidated Graphics, Inc.*...       723,667
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.3%
     21,800   Extra Space Storage, Inc. .....       398,068
                                               ------------
              RETAIL -- 0.6%
     22,700   Longs Drug Stores Corp. .......       962,026
                                               ------------
              RETAIL: RESTAURANTS -- 1.0%
     16,300   Bob Evans Farms, Inc. .........       557,786
     10,900   Jack in the Box, Inc.*.........       665,336
     12,086   RARE Hospitality International,
                Inc.*........................       397,992
                                               ------------
                                                  1,621,114
                                               ------------
              RETAIL: SUPERMARKETS -- 0.9%
     21,400   Ingles Markets, Inc. -- Class
                A............................       637,506
     37,600   Spartan Stores, Inc. ..........       786,968
                                               ------------
                                                  1,424,474
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.4%
     46,990   Input/Output, Inc.*(8).........       640,474
     41,100   Newport Corp.*.................       861,045
     14,400   Trimble Navigation, Ltd.*......       730,512
                                               ------------
                                                  2,232,031
                                               ------------
              SECURITY SERVICES -- 0.7%
     39,000   Macrovision Corp.*.............     1,102,140
                                               ------------
              SEMICONDUCTORS -- 4.6%
     66,300   ANADIGICS, Inc.*(8)............       587,418
     50,000   Brooks Automation, Inc.*.......       720,000
     28,700   Emulex Corp.*..................       559,937
     45,300   Kopin Corp.*...................       161,721

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2006

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
     70,836   MIPS Technologies, Inc.*.......  $    587,939
     57,360   O2Micro International, Ltd.
                (ADR) (Cayman Islands)*......       490,428
     52,200   Photronics, Inc.*..............       852,948
     70,200   Silicon Image, Inc.*...........       892,944
     24,900   Standard Microsystems Corp.*...       696,702
     23,900   Tessera Technologies, Inc.*....       964,126
    146,000   TriQuint Semiconductor,
                Inc.*........................       657,000
                                               ------------
                                                  7,171,163
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 3.5%
     24,400   ADTRAN, Inc. ..................       553,880
     25,418   General Cable Corp.*...........     1,111,021
     25,200   General Communication, Inc. --
                Class A*.....................       396,396
     28,900   NICE Systems, Ltd. (ADR)
                (Israel)*....................       889,542
     41,600   Oplink Communications, Inc.*...       855,296
     53,268   Radyne Corp.*..................       572,098
     70,400   Sirenza Microdevices,
                Inc.*(8).....................       553,344
     40,177   Tollgrade Communications,
                Inc*.........................       424,671
                                               ------------
                                                  5,356,248
                                               ------------
              TRANSPORTATION -- 1.8%
     10,100   GulfMark Offshore, Inc.*.......       377,841
     16,500   Hornbeck Offshore Services,
                Inc.*........................       589,050
     33,700   Hub Group, Inc. -- Class A*....       928,435
     31,800   Kansas City Southern*..........       921,564
                                               ------------
                                                  2,816,890
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $138,269,022)................   152,969,000
                                               ------------
 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SECURITIES LENDING COLLATERAL -- 9.3%
$14,398,521   Securities Lending Collateral
                Investment (Note 4) (Cost
                $14,398,521).................  $ 14,398,521
                                               ------------
              TOTAL SECURITIES
                (Cost $152,667,543)..........   167,367,521
                                               ------------
              REPURCHASE AGREEMENTS -- 0.4%
    618,612   With Investors Bank and Trust,
                dated 12/29/06, 4.76%, due
                01/02/07, repurchase proceeds
                at maturity $618,939
                (Collateralized by Small
                Business Administration,
                8.63%, due 05/25/14, with a
                value of $649,543) (Cost
                $618,612)....................       618,612
                                               ------------
              Total Investments -- 108.4%
                (Cost $153,286,155)..........   167,986,133
              Liabilities less other
                assets -- (8.4)%.............   (12,983,129)
                                               ------------
              NET ASSETS -- 100.0%...........  $155,003,004
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2006 is $153,819,825.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $16,485,664
    Gross unrealized depreciation...........   (2,319,356)
                                              -----------
    Net unrealized appreciation.............  $14,166,308
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2006

   SHARES                                VALUE        COUNTRY
   ------                            --------------   -------
               COMMON STOCKS -- 97.9%
               AEROSPACE AND DEFENSE -- 0.1%
     176,662   Rolls-Royce Group
                 PLC...............  $    1,548,786     BRI
       1,227   Safran SA...........          28,474     FRA
                                     --------------
                                          1,577,260
                                     --------------
               AGRICULTURE -- 1.1%
  11,951,000   Chaoda Modern
                 Agriculture
                 (Holdings),
                 Ltd. .............       7,697,634     CAY
      51,600   Potash Corp. of
                 Saskatchewan,
                 Inc.(8)...........       7,403,568     CDA
      47,803   Syngenta AG.........       8,893,673     SWI
                                     --------------
                                         23,994,875
                                     --------------
               AIRLINES -- 1.3%
   3,537,400   Qantas Airways,
                 Ltd. .............      14,575,528     AUS
     148,500   Ryanair Holdings PLC
                 (ADR)*(8).........      12,102,750     IRE
     103,500   Singapore Airlines,
                 Ltd. .............       1,180,929     SIN
                                     --------------
                                         27,859,207
                                     --------------
               APPAREL: MANUFACTURING AND RETAIL -- 0.3%
     288,800   Benetton Group SpA..       5,512,592     ITA
                                     --------------
               AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                 EQUIPMENT AND REPAIRS -- 6.8%
     127,500   Alpine Electronics,
                 Inc. .............       1,902,777     JPN
     648,000   Calsonic Kansei
                 Corp. ............       3,789,824     JPN
     244,600   DaimlerChrysler AG..      15,110,982     GER
   1,702,000   Fuji Heavy
                 Industries,
                 Ltd.(8)...........       8,738,473     JPN
      10,200   Georg Fischer AG....       6,608,863     SWI
   1,726,700   GKN PLC.............       9,398,843     BRI
     351,600   Honda Motor Company,
                 Ltd. .............      13,886,139     JPN
   1,442,800   Nissan Motor
                 Company, Ltd. ....      17,373,492     JPN
     329,100   Suzuki Motor
                 Corp.(8)..........       9,291,845     JPN
     695,900   Toyota Motor
                 Corp. ............      46,547,322     JPN
     104,788   Valeo SA*...........       4,361,400     FRA
      51,600   Volkswagen AG(8)....       5,850,361     GER
                                     --------------
                                        142,860,321
                                     --------------
               BANKS -- 18.1%
     369,060   ABN AMRO Holding
                 NV................      11,862,776     NET
     279,900   Banco Bilbao Vizcaya
                 Argentaria SA.....       6,739,352     SPA

   SHARES                                VALUE        COUNTRY
   ------                            --------------   -------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
     927,600   Banco Comercial
                 Portugues SA --
                 Class R...........  $    3,428,539     POR
   1,009,800   Banco Santander
                 Central Hispano
                 SA................      18,848,429     SPA
   2,469,900   Barclays PLC........      35,303,269     BRI
     312,600   BNP Paribas SA......      34,105,327     FRA
     266,800   Canadian Imperial
                 Bank of
                 Commerce(8).......      22,489,765     CDA
     427,900   Commonwealth Bank of
                 Australia.........      16,712,507     AUS
     357,700   Credit Suisse
                 Group.............      25,025,790     SWI
     169,200   Danske Bank A/S.....       7,518,269     DEN
      19,400   Deutsche Bank AG....       2,595,213     GER
      83,901   Dexia...............       2,298,135     BEL
     250,800   DNB NOR ASA.........       3,559,758     NOR
     139,529   Erste Bank der
                 oesterreichischen
                 Sparkassen AG.....      10,701,163     AST
      89,200   ForeningsSparbanken
                 AB................       3,237,856     SWE
     367,000   Fortis..............      15,657,694     BEL
   1,107,700   HBOS PLC............      24,551,683     BRI
     253,800   Laurentian Bank of
                 Canada(8).........       6,583,587     CDA
   2,574,600   Lloyds TSB Group
                 PLC...............      28,809,697     BRI
         614   Mitsubishi UFJ
                 Financial Group,
                 Inc. .............       7,584,387     JPN
     231,600   National Bank of
                 Canada(8).........      13,075,971     CDA
   1,472,300   Nordea Bank AB......      22,688,984     SWE
     462,300   SanPaolo IMI SpA....      10,740,560     ITA
     153,700   Societe Generale....      26,091,871     FRA
      97,236   Standard Chartered
                 PLC...............       2,840,590     BRI
         377   Sumitomo Mitsui
                 Financial Group,
                 Inc. .............       3,864,880     JPN
     225,061   UBS AG..............      13,677,281     SWI
                                     --------------
                                        380,593,333
                                     --------------
               BROADCAST SERVICES/MEDIA -- 0.7%
     334,200   Rogers
                 Communications,
                 Inc. -- Class B...       9,944,466     CDA
     143,800   Vivendi Universal
                 SA................       5,620,665     FRA
                                     --------------
                                         15,565,131
                                     --------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2006

   SHARES                                VALUE        COUNTRY
   ------                            --------------   -------
               COMMON STOCKS (CONTINUED)
               BUSINESS SERVICES AND SUPPLIES -- 0.3%
   1,220,000   Marubeni Corp. .....  $    6,192,009     JPN
                                     --------------
               CHEMICALS -- 1.9%
      45,100   Akzo Nobel NV.......       2,751,078     NET
       6,140   Arkema*.............         315,532     FRA
      56,300   Ciba Specialty
                 Chemicals AG......       3,744,863     SWI
     264,800   Methanex Corp.(8)...       7,243,596     CDA
   1,102,800   Mitsubishi Chemical
                 Holdings Corp. ...       6,950,128     JPN
     171,800   Nova Chemicals
                 Corp.(8)..........       4,787,978     CDA
     597,500   Sumitomo Bakelite
                 Company, Ltd.(8)..       4,127,095     JPN
     136,949   Symrise AG*.........       3,525,201     GER
      56,279   Wacker Chemie AG*...       7,323,616     GER
                                     --------------
                                         40,769,087
                                     --------------
               COMPUTER EQUIPMENT, SOFTWARE AND
                 SERVICES -- 1.5%
   1,137,600   CGI Group, Inc.*....       7,930,959     CDA
     771,656   Logitech
                 International
                 SA*...............      22,259,917     SWI
      66,900   Open Text Corp.*....       1,372,249     CDA
                                     --------------
                                         31,563,125
                                     --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 2.1%
     353,700   Barratt Developments
                 PLC...............       8,552,926     BRI
       8,800   Cementos Portland
                 Valderrivas SA....       1,150,028     SPA
      15,600   Ciments Francais
                 SA................       2,996,249     FRA
     139,900   Compagnie de
                 Saint-Gobain......      11,754,563     FRA
     644,700   George Wimpey PLC...       7,050,072     BRI
     367,700   Hanson PLC..........       5,547,266     BRI
      43,500   Lafarge SA..........       6,471,479     FRA
      91,000   Maeda Road
                 Construction
                 Company, Ltd. ....         659,913     JPN
                                     --------------
                                         44,182,496
                                     --------------
               CONSUMER GOODS AND SERVICES -- 2.8%
     302,100   Electrolux AB --
                 Series B(8).......       6,045,574     SWE
     129,600   Husqvarna AB --
                 Class B*..........       2,025,606     SWE
       3,769   Japan Tobacco,
                 Inc. .............      18,210,790     JPN
     273,641   Reckitt Benckiser
                 PLC...............      12,505,317     BRI

   SHARES                                VALUE        COUNTRY
   ------                            --------------   -------
               COMMON STOCKS (CONTINUED)
               CONSUMER GOODS AND SERVICES (CONTINUED)
     191,119   Swatch Group AG.....  $    8,548,203     SWI
     621,600   Swedish Match AB....      11,622,171     SWE
                                     --------------
                                         58,957,661
                                     --------------
               DIVERSIFIED OPERATIONS AND SERVICES -- 1.3%
     189,300   BASF AG.............      18,454,042     GER
     376,899   Brambles, Ltd.*.....       3,816,992     AUS
     334,000   Sumitomo Corp. .....       4,998,563     JPN
                                     --------------
                                         27,269,597
                                     --------------
               ELECTRONICS -- 2.5%
   2,020,800   Hon Hai Precision
                 Industry Company,
                 Ltd. .............      14,418,782     TWN
     209,000   Hosiden Corp. ......       2,251,485     JPN
     512,175   Koninklijke (Royal)
                 Philips
                 Electronics NV....      19,316,080     NET
      11,571   Samsung Electronics
                 Company, Ltd. ....       7,626,906     KOR
     226,000   Sharp Corp. ........       3,893,114     JPN
     810,100   Toshiba Tec
                 Corp. ............       4,172,861     JPN
                                     --------------
                                         51,679,228
                                     --------------
               ENERGY SERVICES -- 0.8%
     686,298   ABB, Ltd. ..........      12,306,616     SWI
      90,100   Vestas Wind Systems
                 A/S*..............       3,808,132     DEN
                                     --------------
                                         16,114,748
                                     --------------
               ENGINEERING -- 0.3%
     241,113   SNC-Lavalin Group,
                 Inc. .............       6,506,733     CDA
                                     --------------
               FINANCIAL SERVICES -- 6.2%
     535,600   Alliance & Leicester
                 PLC...............      11,934,261     BRI
     983,100   Bradford & Bingley
                 PLC...............       9,051,888     BRI
     711,000   Daiwa Securities
                 Group, Inc........       7,976,009     JPN
      98,579   Deutsche Boerse AG..      18,142,614     GER
     226,900   Hitachi Capital
                 Corp. ............       4,328,079     JPN
     319,800   Irish Life &
                 Permanent PLC.....       8,822,977     IRE
      52,351   KBC GROEP NV........       6,419,942     BEL
   1,339,569   Man Group PLC.......      13,711,085     BRI
      51,800   Muenchener
                Rueckversicherungs-
                 Gesellschaft AG...       8,917,936     GER
   1,053,200   Nomura Holdings,
                 Inc. .............      19,868,358     JPN
      26,200   Orix Corp. .........       7,584,471     JPN

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2006

   SHARES                                VALUE        COUNTRY
   ------                            --------------   -------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
     132,700   Promise Company,
                 Ltd. .............  $    4,125,793     JPN
      38,300   Sanyo Shinpan
                 Finance Company,
                 Ltd. .............         954,241     JPN
     119,100   Sun Life Financial,
                 Inc.(8)...........       5,037,098     CDA
      98,300   Takefuji Corp. .....       3,890,534     JPN
                                     --------------
                                        130,765,286
                                     --------------
               FOOD AND BEVERAGE -- 2.4%
     585,700   Asahi Breweries,
                 Ltd. .............       9,375,728     JPN
      73,300   Fomento Economico
                 Mexicano SA de CV
                 (ADR).............       8,485,208     MEX
      29,350   Nestle SA...........      10,429,668     SWI
   1,537,300   Northern Foods PLC..       3,454,013     BRI
     224,207   Royal Numico NV.....      12,060,551     NET
     389,900   Tate & Lyle PLC.....       5,866,915     BRI
                                     --------------
                                         49,672,083
                                     --------------
               INSURANCE -- 5.9%
     119,761   Admiral Group PLC...       2,577,068     BRI
      48,746   Allianz SE..........       9,958,366     GER
     874,200   Aviva PLC...........      14,070,039     BRI
      91,100   CNP Assurances......      10,173,705     FRA
   1,939,300   Friends Provident
                 PLC...............       8,239,814     BRI
     516,000   ING Groep NV........      22,879,687     NET
   1,003,300   Milano Assicurazioni
                 SpA...............       8,178,208     ITA
   1,472,000   Old Mutual PLC......       5,022,192     BRI
   1,467,700   Promina Group,
                 Ltd. .............       8,017,021     AUS
   5,458,900   Royal & Sun Alliance
                 Insurance Group
                 PLC...............      16,300,002     BRI
      94,700   Swiss Re............       8,051,637     SWI
      36,300   Zurich Financial
                 Services AG.......       9,771,358     SWI
                                     --------------
                                        123,239,097
                                     --------------
               INTERNET SERVICES -- 0.9%
      26,200   Baidu.com, Inc.
                 (ADR)*(8).........       2,953,264     CAY
      70,381   Iliad SA(8).........       6,113,244     FRA
      20,263   Rakuten, Inc.*......       9,449,993     JPN
                                     --------------
                                         18,516,501
                                     --------------

   SHARES                                VALUE        COUNTRY
   ------                            --------------   -------
               COMMON STOCKS (CONTINUED)
               LEISURE AND RECREATION -- 1.1%
     321,941   Aristocrat Leisure,
                 Ltd. .............  $    4,040,574     AUS
   2,583,287   EMI Group PLC.......      13,403,901     BRI
     255,300   TUI AG(8)...........       5,102,313     GER
                                     --------------
                                         22,546,788
                                     --------------
               MACHINERY -- 1.2%
     191,600   Komatsu, Ltd. ......       3,888,190     JPN
     122,800   MAN AG..............      11,097,512     GER
     103,500   Mori Seiki Company,
                 Ltd.(8)...........       2,317,781     JPN
      15,900   Rieter Holding AG...       8,318,629     SWI
                                     --------------
                                         25,622,112
                                     --------------
               MANUFACTURING -- 1.0%
      82,432   Alstom*.............      11,175,234     FRA
     704,000   Kurabo Industries,
                 Ltd. .............       1,827,957     JPN
     655,000   Nippon Paint
                 Company, Ltd......       3,434,478     JPN
   1,155,936   Tomkins PLC.........       5,562,116     BRI
                                     --------------
                                         21,999,785
                                     --------------
               MEDICAL EQUIPMENT, SUPPLIES, AND
                 SERVICES -- 0.7%
      34,320   Essilor
                 International SA
                 CIE Generale
                 D'Optique.........       3,690,020     FRA
      36,810   Nobel Biocare
                 Holding AG........      10,882,891     SWI
                                     --------------
                                         14,572,911
                                     --------------
               METALS AND MINING -- 6.3%
      93,400   Alcan, Inc. ........       4,547,659     CDA
   1,257,100   BlueScope Steel,
                 Ltd. .............       8,553,556     AUS
     196,900   Cameco Corp.(8).....       7,964,605     CDA
     285,100   Companhia Vale do
                 Rio Doce (ADR)....       8,478,874     BRA
     218,100   JFE Holdings,
                 Inc. .............      11,234,427     JPN
      37,300   Norddeutsche
                 Affinerie AG......       1,046,305     GER
     331,500   Rautaruukki Oyj.....      13,193,537     FIN
      76,700   Russel Metals,
                 Inc. .............       1,756,112     CDA
      99,475   Salzgitter AG.......      13,006,451     GER
     308,300   Sims Group, Ltd. ...       4,920,671     AUS
     341,100   ThyssenKrupp
                 AG(8).............      16,070,102     GER
      72,660   Vallourec SA........      21,130,037     FRA
     165,600   voestalpine AG......       9,349,534     AST
     203,469   Xstrata PLC.........      10,159,004     BRI
                                     --------------
                                        131,410,874
                                     --------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2006

   SHARES                                VALUE        COUNTRY
   ------                            --------------   -------
               COMMON STOCKS (CONTINUED)
               OFFICE EQUIPMENT, SUPPLIES, AND
                 SERVICES -- 0.5%
      95,000   Brother Industries,
                 Ltd. .............  $    1,286,038     JPN
     315,000   Ricoh Company,
                 Ltd. .............       6,432,083     JPN
   3,314,500   TPV Technology,
                 Ltd. .............       2,096,517     HNG
                                     --------------
                                          9,814,638
                                     --------------
               OIL, COAL AND GAS -- 7.0%
   1,176,600   BP PLC..............      13,073,967     BRI
     988,200   Cosmo Oil Company,
                 Ltd.(8)...........       4,019,065     JPN
     635,400   Eni SpA.............      21,371,599     ITA
   2,063,000   Nippon Oil Corp. ...      13,798,983     JPN
     227,500   Norsk Hydro ASA.....       7,060,118     NOR
     173,100   Oao Gazprom (ADR)...       8,045,688     SUR
   1,754,000   Osaka Gas Company,
                 Ltd. .............       6,529,322     JPN
     287,000   Repsol YPF SA.......       9,925,984     SPA
   1,290,100   Royal Dutch Shell
                 PLC -- Class B....      45,215,684     BRI
      64,900   Showa Shell Sekiyu
                 KK................         726,413     JPN
     245,600   Total SA............      17,717,764     FRA
                                     --------------
                                        147,484,587
                                     --------------
               PAPER AND FOREST PRODUCTS -- 0.5%
     379,000   Hokuetsu Paper
                 Mills, Ltd.(8)....       2,140,145     JPN
     301,800   Norbord, Inc. ......       2,305,911     CDA
   1,263,000   Oji Paper Company,
                 Ltd. .............       6,707,416     JPN
                                     --------------
                                         11,153,472
                                     --------------
               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 2.2%
     338,900   Biovail Corp.(8)....       7,149,115     CDA
     131,200   Daiichi Sanyko
                 Company, Ltd. ....       4,101,206     JPN
     216,100   Eisai Company,
                 Ltd. .............      11,875,921     JPN
     528,100   Elan Corp. PLC
                 (ADR)*(8).........       7,789,475     IRE
     173,800   GlaxoSmithKline
                 PLC...............       4,573,637     BRI
     476,000   Tanabe Seiyaku
                 Company, Ltd. ....       6,219,739     JPN
      56,725   UCB SA(8)...........       3,890,007     BEL
                                     --------------
                                         45,599,100
                                     --------------

   SHARES                                VALUE        COUNTRY
   ------                            --------------   -------
               COMMON STOCKS (CONTINUED)
               PRINTING AND PUBLISHING -- 0.5%
     505,300   Quebecor World,
                 Inc. .............  $    5,849,633     CDA
     439,000   Toppan Printing
                 Company, Ltd. ....       4,847,242     JPN
                                     --------------
                                         10,696,875
                                     --------------
               REAL ESTATE DEVELOPMENT AND SERVICES -- 2.0%
     249,443   British Land Company
                 PLC...............       8,371,337     BRI
   7,094,000   Shun Tak Holdings,
                 Ltd. .............      10,853,091     HNG
     356,000   Sumitomo Realty &
                 Development
                 Company, Ltd. ....      11,427,419     JPN
      49,441   Unibail.............      12,080,476     FRA
                                     --------------
                                         42,732,323
                                     --------------
               RETAIL -- 2.7%
     853,725   Boots Group PLC.....      13,999,595     BRI
   1,884,058   Carphone Warehouse
                 PLC...............      11,583,415     BRI
   1,918,071   Debenhams PLC.......       7,126,219     BRI
   1,912,500   Dixons Group PLC....       7,171,053     BRI
     590,900   JJB Sports PLC......       2,721,801     BRI
   1,791,719   Kesa Electricals
                 PLC...............      11,901,520     BRI
      10,300   Valora Holding AG...       2,829,647     SWI
                                     --------------
                                         57,333,250
                                     --------------
               RETAIL: RESTAURANTS -- 0.1%
     112,200   Plenus Company,
                 Ltd. .............       2,324,045     JPN
                                     --------------
               RETAIL: SUPERMARKETS -- 1.1%
   2,931,020   Tesco PLC...........      23,214,001     BRI
                                     --------------
               SEMICONDUCTORS -- 1.5%
   3,372,061   ARM Holdings PLC....       8,302,638     BRI
     444,657   ASML Holding NV*....      11,058,505     NET
     222,700   Elpida Memory,
                 Inc.*.............      12,238,629     JPN
                                     --------------
                                         31,599,772
                                     --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 5.7%
     329,600   America Movil SA de
                 CV -- Series L
                 (ADR).............      14,904,512     MEX
   3,064,800   BT Group PLC........      18,092,648     BRI
     277,800   Deutsche Telekom
                 AG................       5,075,265     GER
     159,600   Elcoteq Network
                 Corp. -- Class
                 A.................       2,060,450     FIN
   1,765,000   MobileOne, Ltd. ....       2,474,165     SIN

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2006

   SHARES                                VALUE        COUNTRY
   ------                            --------------   -------
               COMMON STOCKS (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                 (CONTINUED)
       2,600   Nippon Telegraph and
                 Telephone
                 Corp. ............  $   12,802,823     JPN
     373,400   Nokia Oyj (ADR).....       7,587,488     FIN
       8,407   NTT DoCoMo, Inc. ...      13,281,089     JPN
     187,500   Research In Motion,
                 Ltd.*.............      23,958,751     CDA
      20,800   Swisscom AG.........       7,873,615     SWI
     270,300   Telenor ASA.........       5,082,864     NOR
   1,646,500   Vodafone Group
                 PLC...............       4,561,744     BRI
     395,600   VTech Holdings,
                 Ltd. .............       2,441,253     BER
                                     --------------
                                        120,196,667
                                     --------------
               TOYS -- 1.0%
      78,300   Nintendo Company,
                 Ltd. .............      20,330,826     JPN
                                     --------------
               TRANSPORTATION -- 0.8%
   2,535,000   Neptune Orient
                 Lines, Ltd........       3,454,377     SIN
   1,367,100   Orient Overseas
                 International,
                 Ltd. .............       8,700,031     BER
     286,731   Toll Holdings,
                 Ltd. .............       4,135,069     AUS
                                     --------------
                                         16,289,477
                                     --------------
               UTILITIES -- 4.7%
      95,900   ATCO, Ltd. -- Class
                 I.................       4,138,959     CDA
     118,900   Chubu Electric Power
                 Company, Inc. ....       3,556,859     JPN
     349,857   Endesa SA...........      16,547,323     SPA
   1,130,300   Energias de Portugal
                 SA................       5,729,482     POR
     314,200   Hokkaido Electric
                 Power Company,
                 Inc...............       8,026,285     JPN
     248,000   Kyushu Electric
                 Power Company,
                 Inc. .............       6,543,591     JPN
     709,312   Scottish Power PLC..      10,388,470     BRI
     222,700   Shikoku Electric
                 Power Company,
                 Inc.(8)...........       5,305,277     JPN
     604,300   The Kansai Electric
                 Power Company,
                 Inc...............      16,300,181     JPN
     295,595   Veolia Environment..      22,787,690     FRA
                                     --------------
                                         99,324,117
                                     --------------
               TOTAL COMMON STOCKS
                 (Cost
                 $1,552,036,742)...   2,057,635,990
                                     --------------

   SHARES                                VALUE        COUNTRY
   ------                            --------------   -------
               RIGHTS -- 0.0%
               AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                 EQUIPMENT AND REPAIRS
     390,900   TI Automotive,
                 Ltd. -- Class
                 A*(14)(27) (Cost
                 $0)...............              --     BRI
                                     --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 7.1%
$149,080,031   Securities Lending
                 Collateral
                 Investment (Note
                 4) (Cost
                 $149,080,031).....     149,080,031     USA
                                     --------------
               TOTAL SECURITIES
                 (Cost
                 $1,701,116,773)...   2,206,716,021
                                     --------------
               REPURCHASE AGREEMENTS -- 1.4%
  29,549,256   With Investors Bank
                 and Trust, dated
                 12/29/06, 4.76%,
                 due 01/02/07,
                 repurchase
                 proceeds at
                 maturity
                 $29,564,884
                 (Collateralized by
                 Fannie Mae
                 Adjustable Rate
                 Mortgage, 4.40%,
                 due 02/01/34, with
                 a value of
                 $12,628,519 and
                 Freddie Mac
                 Adjustable Rate
                 Mortgage, 5.95%,
                 due 12/15/32, with
                 a value of
                 $18,398,200) (Cost
                 $29,549,256)......      29,549,256     USA
                                     --------------
               Total
                 Investments -- 106.4%
                 (Cost
                 $1,730,666,029)...   2,236,265,277
               Liabilities less
                 other
                assets -- (6.4)%...    (135,112,804)
                                     --------------
               NET
                 ASSETS -- 100.0%..  $2,101,152,473
                                     ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2006 is $1,746,694,307.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $517,975,058
    Gross unrealized depreciation.........   (28,404,088)
                                            ------------
    Net unrealized appreciation...........  $489,570,970
                                            ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2006

                                       PERCENT OF TOTAL
COUNTRY COMPOSITION                  INVESTMENTS AT VALUE
-------------------                  --------------------
Australia (AUS)....................           2.90%
Austria (AST)......................           0.90
Belgium (BEL)......................           1.26
Bermuda (BER)......................           0.59
Brazil (BRA).......................           0.38
Canada (CDA).......................           6.71
Cayman Islands (CAY)...............           0.48
Denmark (DEN)......................           0.51
Finland (FIN)......................           1.02
France (FRA).......................           8.79
Germany (GER)......................           6.32
Hong Kong (HNG)....................           0.49
Ireland (IRE)......................           1.28
Italy (ITA)........................           2.05
Japan (JPN)........................          19.47

                                       PERCENT OF TOTAL
COUNTRY COMPOSITION                  INVESTMENTS AT VALUE
-------------------                  --------------------
Mexico (MEX).......................           1.05
Norway (NOR).......................           0.70
Portugal (POR).....................           0.41
Russia (SUR).......................           0.36
Singapore (SIN)....................           0.32
South Korea (KOR)..................           0.34
Spain (SPA)........................           2.38
Sweden (SWE).......................           2.04
Switzerland (SWI)..................           7.57
Taiwan (TWN).......................           0.64
The Netherlands (NET)..............           3.57
United Kingdom (BRI)...............          19.48
United States (USA)................           7.99
                                            ------
TOTAL PERCENTAGE...................         100.00%
                                            ======

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                           PORTFOLIOS OF INVESTMENTS

              SUMMARY OF FOOTNOTES AND ABBREVIATIONS TO PORTFOLIOS
                               DECEMBER 31, 2006

    Footnotes:

*     Non-income producing security.

144A All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

1)    Variable rate security. The rate shown was in effect at December 31, 2006.

2) Quarterly reset provision. The rate shown was in effect at December 31, 2006.

3) Monthly reset provision. The rate shown was in effect at December 31, 2006.

4)    Security is segregated as collateral for written options.

5)    Security is segregated as initial margin for futures contracts.

6)    Security is segregated as collateral for swap contracts.

7) Represents a zero coupon bond which will convert to an interest bearing security at a later date.

8)    All or part of this security is on loan.

9)    Bond is in default.

10) Variable rate security. Interest rate is based on the credit rating of the issuer. The rate shown was in effect at December 31, 2006.

11) Floating rate security. The interest rate is subject to change semi-annually based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at December 31, 2006.

12) PIK ("Payment-In-Kind") bond. These bonds pay interest in the form of additional bonds.

13) Security was in bankruptcy reorganization at the time of maturity. Recovery will be determined at the conclusion of the bankruptcy.

14)   Fair valued at December 31, 2006.

      Following are the market values (as determined by fair valuation) and the corresponding percentage of Portfolio assets of all fair valued securities at December 31, 2006.

      SERIES                   MARKET VALUE   PERCENTAGE
      ------                   ------------   ----------
      Total Return Bond         $1,199,940       0.69%
      High Yield Bond            3,467,853       0.71

15)   Principal amount for this security is denominated in Australian Dollars.

16) Principal amount for this security is denominated in British Pounds.

17) Principal amount for this security is denominated in Canadian Dollars.

18) Principal amount for this security is denominated in Danish Krone.

19)   Principal amount for this security is denominated in Euros.

20) Principal amount for this security is denominated in Hong Kong Dollars.

21) Principal amount for this security is denominated in Japanese Yen.

22) Principal amount for this security is denominated in Mexican Pesos.

23) Principal amount for this security is denominated in New Zealand Dollars.

24) Principal amount for this security is denominated in Swedish Krona.

25) Principal amount for this security is denominated in Swiss Francs.

26) Principal amount for this security is denominated in Taiwan Dollars.

27)   Illiquid security. Refer to Note 2M.
Abbreviations:

ADR American Depository Receipt.

FDR  Foreign Depository Receipt.

GDR Global Depository Receipt.

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities generally exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

TBA To be announced. Securities are purchased on a forward commitment basis with approximate principal amount and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
---------------

    - Securities issued by companies registered outside the United States are denoted with their domestic country in parenthesis.

    - Fixed income securities designated as "perpetual" are securities that make (or are scheduled to make) a steady payment of interest. They do not have a maturity date, and the interest payments are indefinite.

    - Footnotes and abbreviations may or may not appear in each portfolio of investments.

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                             PORTFOLIO COMPOSITION

                               DECEMBER 31, 2006

     The following charts summarize the portfolio composition of each Series by asset type.

MONEY MARKET SERIES
Commercial Paper................................    44.4%
Repurchase Agreements/Cash Equivalents..........    15.9
Short Term Corporate Notes......................    15.9
Yankee Certificates of Deposit..................    15.5
Short Term US Government Agency Securities......     6.5
Medium Term Corporate Notes.....................     1.5
Other assets less liabilities...................     0.3
                                                   -----
                                                   100.0%
                                                   =====
HIGH QUALITY BOND SERIES
Corporate Bonds and Notes.......................    76.3%
US Government Agency Securities.................    19.3
US Treasury Securities..........................     2.4
Repurchase Agreements/Cash Equivalents..........     1.1
Securities Lending Collateral...................     1.0
Municipal Bonds.................................     0.8
Foreign Government Obligations..................     0.5
Liabilities less other assets...................    (1.4)
                                                   -----
                                                   100.0%
                                                   =====
INTERMEDIATE GOVERNMENT BOND SERIES
US Government Agency Securities.................    53.5%
US Treasury Securities..........................    30.8
Securities Lending Collateral...................    19.5
Corporate Bonds and Notes.......................    10.4
Short Term US Government Agency Securities......     3.8
Liabilities less other assets...................   (18.0)
                                                   -----
                                                   100.0%
                                                   =====
CORE BOND SERIES
US Government Agency Securities.................    54.3%
Corporate Bonds and Notes.......................    52.3
US Treasury Securities..........................     6.3
Short Term US Government Agency Securities......     1.2
Repurchase Agreements/Cash Equivalents..........     1.0
Foreign Government Obligations..................     0.7
Short Term Corporate Notes......................     0.4
Securities Lending Collateral...................     0.0*
Purchased Put Options...........................     0.0*
Call Options Written............................    (0.0)*
Put Options Written.............................    (0.0)*
Securities Sold Short...........................    (7.8)
Liabilities less other assets...................    (8.4)
                                                   -----
                                                   100.0%
                                                   =====
TOTAL RETURN BOND SERIES
US Government Agency Securities.................    53.2%
Corporate Bonds and Notes.......................    48.0
Repurchase Agreement/Cash Equivalents...........    20.7
US Treasury Securities..........................    15.4
Securities Lending Collateral...................     3.5
Foreign Government Obligations..................     2.4
Municipal Bonds.................................     0.6
Short Term US Government Agency Securities......     0.3
Convertible Preferred Stocks....................     0.2
Convertible Bonds...............................     0.1
Call Options Written............................    (0.0)*
Put Options Written.............................    (0.0)*
Liabilities less other assets...................   (44.4)
                                                   -----
                                                   100.0%
                                                   =====
HIGH YIELD BOND SERIES
Corporate Bonds and Notes.......................    85.3%
Repurchase Agreements/Cash Equivalents..........     5.0
Loan Participations.............................     4.9
Convertible Preferred Stocks....................     0.9
Common Stocks...................................     0.4
Convertible Bonds...............................     0.4
Warrants........................................     0.1
Other assets less liabilities...................     3.0
                                                   -----
                                                   100.0%
                                                   =====
BALANCED SERIES
Common Stocks...................................    60.4%
Corporate Bonds and Notes.......................    21.1
US Government Agency Securities.................    20.9
Repurchase Agreements/Cash Equivalents..........     4.2
US Treasury Securities..........................     3.5
Securities Lending Collateral...................     2.2
Foreign Government Obligations..................     1.3
Municipal Bonds.................................     0.4
Short Term US Treasury Securities...............     0.3
Short Term US Government Agency Securities......     0.2
Convertible Preferred Stock.....................     0.1
Convertible Bonds...............................     0.0*
Warrants........................................     0.0*
Call Options Written............................    (0.0)*
Put Options Written.............................    (0.0)*
Liabilities less other assets...................   (14.6)
                                                   -----
                                                   100.0%
                                                   =====

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2006

The following charts summarize the portfolio composition of each Series by asset type.

VALUE & INCOME SERIES
Common Stocks...................................    97.8%
Securities Lending Collateral...................     5.3
Repurchase Agreements/Cash Equivalents..........     2.1
Liabilities less other assets...................    (5.2)
                                                   -----
                                                   100.0%
                                                   =====
VALUE SERIES
Common Stocks...................................    95.5%
Securities Lending Collateral...................    15.2
Repurchase Agreements/Cash Equivalents..........     9.0
Liabilities less other assets...................   (19.7)
                                                   -----
                                                   100.0%
                                                   =====
GROWTH & INCOME SERIES
Common Stocks...................................    98.1%
Securities Lending Collateral...................     5.9
Repurchase Agreements/Cash Equivalents..........     2.1
Liabilities less other assets...................    (6.1)
                                                   -----
                                                   100.0%
                                                   =====
EQUITY GROWTH SERIES
Common Stocks...................................    97.9%
Securities Lending Collateral...................     6.3
Repurchase Agreements/Cash Equivalents..........     0.9
Liabilities less other assets...................    (5.1)
                                                   -----
                                                   100.0%
                                                   =====
AGGRESSIVE EQUITY SERIES
Common Stocks...................................    99.4%
Securities Lending Collateral...................    12.6
Liabilities less other assets...................   (12.0)
                                                   -----
                                                   100.0%
                                                   =====
MID-CAP VALUE SERIES
Common Stocks...................................    97.9%
Securities Lending Collateral...................    12.7
Repurchase Agreements/Cash Equivalents..........     1.7
Short Term Commercial Paper.....................     0.2
Convertible Bonds...............................     0.0*
Liabilities less other assets...................   (12.5)
                                                   -----
                                                   100.0%
                                                   =====
MID-CAP GROWTH SERIES
Common Stock....................................    98.1%
Securities Lending Collateral...................    16.0
Repurchase Agreements/Cash Equivalents..........     2.0
Liabilities less other assets...................   (16.1)
                                                   -----
                                                   100.0%
                                                   =====
SMALL-CAP VALUE SERIES
Common Stocks...................................    99.6%
Securities Lending Collateral...................    18.0
Repurchase Agreements/Cash Equivalents..........     0.0*
Liabilities less other assets...................   (17.6)
                                                   -----
                                                   100.0%
                                                   =====
SPECIAL EQUITY SERIES
Common Stocks...................................    97.9%
Securities Lending Collateral...................    20.2
Repurchase Agreements/Cash Equivalents..........     2.7
Short Term US Treasury Securities...............     0.1
Liabilities less other assets...................   (20.9)
                                                   -----
                                                   100.0%
                                                   =====
SMALL-CAP GROWTH SERIES
Common Stocks...................................    98.7%
Securities Lending Collateral...................     9.3
Repurchase Agreements/Cash Equivalents..........     0.4
Liabilities less other assets...................    (8.4)
                                                   -----
                                                   100.0%
                                                   =====
INTERNATIONAL EQUITY SERIES
Common Stocks...................................    97.9%
Securities Lending Collateral...................     7.1
Repurchase Agreements/Cash Equivalents..........     1.4
Rights..........................................     0.0*
Liabilities less other assets...................    (6.4)
                                                   -----
                                                   100.0%
                                                   =====

---------------

* Amount rounds to less than 0.05%.

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993, under the laws of the State of New York, is composed of eighteen different series that are, in effect, separate investment funds: the Money Market Portfolio, the High Quality Bond Portfolio, the Intermediate Government Bond Portfolio, the Core Bond Portfolio, the Total Return Bond Portfolio, the High Yield Bond Portfolio, the Balanced Portfolio, the Value & Income Portfolio, the Value Portfolio, the Growth & Income Portfolio, the Equity Growth Portfolio, the Aggressive Equity Portfolio, the Mid-Cap Value Portfolio, the Mid-Cap Growth Portfolio, the Small-Cap Value Portfolio, the Special Equity Portfolio, the Small-Cap Growth Portfolio, and the International Equity Portfolio (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

     The investment objectives of each Series are as follows:

     Money Market -- The Series' goal is to provide liquidity and as high a level of income as is consistent with the preservation of capital.

     High Quality Bond -- The Series' goal is to provide a high risk-adjusted return while focusing on the preservation of capital.

     Intermediate Government Bond -- The Series' goal is to provide as high a level of current income as is consistent with the preservation of capital.

     Core Bond -- The Series' goal is to achieve maximum total return.

     Total Return Bond -- The Series' goal is to maximize long-term total return.

     High Yield Bond -- The Series' goal is to provide a high level of current income.

     Balanced -- The Series' goal is to provide a high total investment return through investment in a broadly diversified portfolio of stocks, bonds and money market instruments.

     Value & Income -- The Series' goal is to provide a high level of current income through investment in a broadly diversified portfolio of common stocks with relatively high current yield. Capital appreciation is a secondary goal.

     Value -- The Series' goal is to provide capital appreciation. Dividend income is a secondary goal.

     Growth & Income -- The Series' goal is to provide capital appreciation and current income.

     Equity Growth -- The Series' goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with a potential for above-average growth in earnings. Current income is a secondary goal.

     Aggressive Equity -- The Series' goal is to provide a high level of capital appreciation primarily through investing in a diversified portfolio of common stocks.

     Mid-Cap Value -- The Series' goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

     Mid-Cap Growth -- The Series' goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

     Small-Cap Value -- The Series' goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

                        DIVERSIFIED INVESTORS PORTFOLIOS

1. ORGANIZATION AND BUSINESS (CONTINUED)

     Special Equity -- The Series' goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies.

     Small-Cap Growth -- The Series' goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

     International Equity -- The Series' goal is to provide a high level of long-term capital appreciation through investment in a diversified portfolio of securities of foreign issuers.

2. SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATION:

     Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities. Portfolio securities listed on the NASDAQ National Market and NASDAQ Small Cap Market for which reliable market quotations are available are valued at the official closing price or, if there is no official closing price on that day at the last sale price. Bonds are valued at the mean of the last available bid and asked prices by an independent pricing service. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the last settlement price on the exchange on which they are traded. When valuations are not readily available, securities will be valued at their fair value as determined by the Board of Trustees. Unlisted securities are valued at the last sales price provided by an independent pricing agent or the principal market maker.

     Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the calculation of net asset value when the investment advisor deems that the particular event or circumstance would materially affect its asset value. In accordance with procedures adopted by the Board of Trustees, the International Equity Series applies fair value pricing on a daily basis for all non-US and non-Canadian equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Series' investment advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value each day.

     B. REPURCHASE AGREEMENTS:

     Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series' investment advisor, subject to the seller's agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

     C. FOREIGN CURRENCY TRANSLATION:

     The accounting records of each Series are maintained in US dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to US dollars based on the prevailing exchange rates each business day. Income, expenses, purchases, and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

     Each Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward and spot contracts, and the difference between the amount of investment income receivable and foreign withholding taxes payable recorded on each Series' books and the US dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward and spot contracts, resulting from changes in the prevailing exchange rates.

     D. FOREIGN CURRENCY FORWARD, SPOT, AND CROSS CURRENCY CONTRACTS:

     Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts, spot, and cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with those series that participate in such contracts. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. A spot contract is also an agreement to buy and sell a currency, but will settle within a week or less from the date it is entered into. The market value of a foreign currency forward, spot, or cross currency contract fluctuates with changes in forward currency exchange rates. Foreign currency forward, spot, and cross currency contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward, spot, or cross currency contract is extinguished, through delivery or by entering into another offsetting foreign currency forward, spot, or cross currency contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities and Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

     As of December 31, 2006, the Core Bond Series, Total Return Bond Series, Balanced Series, and International Equity Series each had outstanding foreign currency forward contracts as listed in Note 10.

     E. WRITTEN OPTIONS:

     Each Series, with the exception of the Money Market Series, may write or purchase options for the purpose of either hedging its exposure to the market fluctuations of the portfolio, or an individual security position. When a Series writes an option, an amount equal to the premium received by the

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Series is recorded as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. These options are settled for cash and subject the Series to unknown risk of loss. The Series, however, are not subject to credit risk on written options, as the counterparty has already performed its obligation by paying the premium at the inception of the contract. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Series realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

     Transactions in options written for the year ended December 31, 2006:

                                       CORE BOND           TOTAL RETURN BOND           BALANCED
                                 ----------------------   --------------------   --------------------
                                 NUMBER OF                NUMBER OF              NUMBER OF
                                 CONTRACTS    PREMIUMS    CONTRACTS   PREMIUMS   CONTRACTS   PREMIUMS
                                 ----------   ---------   ---------   --------   ---------   --------
Written call options
  outstanding at December 31,
  2005.........................         172   $  98,503       --      $    --        --      $     --
Call options written...........  34,200,364     405,683      268       69,361       427       107,397
Call options terminated in
  closing purchase
  transactions.................        (536)   (275,046)    (242)     (62,397)     (385)      (96,060)
Call options expired...........          --          --       --           --        --            --
                                 ----------   ---------     ----      --------     ----      --------
Written call options
  outstanding at December 31,
  2006.........................  34,200,000   $ 229,140       26      $ 6,964        42      $ 11,337
                                 ==========   =========     ====      ========     ====      ========
Written put options outstanding
  at December 31, 2005.........         172   $  87,812       --      $    --        --      $     --
Put options written............  34,200,570     609,700      195       53,322       402       106,866
Put options terminated in
  closing purchase
  transactions.................        (742)   (324,732)    (144)     (37,890)     (320)      (82,057)
Put options expired............          --          --       --           --        --            --
                                 ----------   ---------     ----      --------     ----      --------
Written put options outstanding
  at December 31, 2006.........  34,200,000   $ 372,780       51      $15,432        82      $ 24,809
                                 ==========   =========     ====      ========     ====      ========

     F. FUTURES CONTRACTS:

     Each Series, with the exception of the Money Market Series, may enter into futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in market value caused by changes in prevailing market or interest rates. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

     Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the market value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.

     Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

hedged assets. These contracts may involve market risk in excess of the unrealized gains or losses reflected in the Series' Statement of Assets and Liabilities.

     Use of long futures contracts subjects the Series to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contracts. Use of short futures contracts subjects the Series to unlimited risk of loss. The Series may enter into futures contracts on exchanges or boards of trade. In that case, the exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Series' credit risk is limited to failure of the exchange or board of trade.

     Open futures contracts as of December 31, 2006:

                                                                                          VALUE AS OF    NET UNREALIZED
                        NUMBER OF                                          EXPIRATION     DECEMBER 31,   APPRECIATION/
SERIES                  CONTRACTS               DESCRIPTION                   DATE            2006       (DEPRECIATION)
------                 -----------  -----------------------------------  --------------   ------------   --------------
Core Bond............  1,716 Long   US Long Bond Future                  March 2007       $191,226,750    $(5,122,600)
                       1,278 Long   US Treasury Notes 10 Year Future     March 2007        137,345,063     (1,080,024)
                         812 Short  90 Day Euro Future                   June 2007         192,383,100        822,265
                       1,071 Short  90 Day Euro Future                   September 2007    254,134,913        652,341
                       4,181 Short  US Treasury Note 5 Year Future       March 2007        439,266,313      2,326,393
                                                                                                         --------------
                                                                                                          $(2,401,625)
                                                                                                         ==============
Total Return Bond....     57 Long   90 Day LIBOR Future                  September 2007   $  6,733,838    $    (5,170)
                          45 Long   Euro Bund Future                     March 2007          5,221,350        (51,219)
                          35 Long   US Treasury Note 2 Year Future       March 2007          7,141,094        (18,988)
                         120 Long   US Treasury Note 5 Year Future       March 2007         12,607,500        (46,983)
                           9 Short  US Long Bond Future                  March 2007          1,002,938         15,916
                         149 Short  US Treasury Note 10 Year Future (a)  March 2007         16,012,844        104,739
                                                                                                         --------------
                                                                                                          $    (1,705)
                                                                                                         ==============
Balanced.............     72 Long   90 Day LIBOR Future                  September 2007   $  8,505,900    $    (6,546)
                          57 Long   Euro Bund Future                     March 2007          6,613,710        (64,872)
                           8 Long   S&P 500 Future                       March 2007            571,400          1,184
                          68 Long   US Treasury Note 2 Year Future       March 2007         13,874,125        (36,684)
                          96 Long   US Treasury Note 5 Year Future       March 2007         10,086,000        (35,402)
                          17 Short  US Long Bond Future                  March 2007          1,894,438         30,142
                         193 Short  US Treasury Note 10 Year Future (a)  March 2007         20,741,469        132,949
                                                                                                         --------------
                                                                                                          $    20,771
                                                                                                         ==============
Growth & Income......     42 Long   S&P 500 Future                       March 2007       $  2,999,850    $     8,196
                                                                                                         ==============
Special Equity.......      2 Long   Russell 2000 Future                  March 2007       $    794,900    $     6,023
                                                                                                         ==============

(a) Segregated as collateral for put options written as shown on each respective Series Portfolio of Investments.

     The Core Bond Series and Special Equity Series have segregated securities as collateral for their respective open futures contracts. The segregated securities are identified within each Series' portfolio of investments. The Total Return Bond Series has segregated $352,213 of cash, the Balanced Series has segregated $459,080 of cash and has restricted cash of $140,600 as collateral for their respective open

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

future contracts. The Growth & Income Series has restricted cash of $560,000 as collateral for open futures contracts.

     G. SWAPS

     The Series, with the exception of the Money Market Series, may engage in various swap transactions, including interest rate, currency exchange rate, equity index and total return swaps, for hedging purposes, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

     Outstanding swap agreements as of December 31, 2006:

INTEREST RATE SWAPS

CORE BOND

                                                                               NOTIONAL
                        PAYMENTS MADE BY   PAYMENTS RECEIVED   TERMINATION      AMOUNT        VALUE
SWAP COUNTERPARTY          THE SERIES        BY THE SERIES        DATE          (USD)         (USD)
-----------------       ----------------   -----------------   -----------   ------------   ----------
Citigroup Global
  Markets.............  3 month LIBOR      5.18% semi-annual    09/18/10     $100,000,000   $1,566,000
Citigroup Global
  Markets.............  3 month LIBOR      5.16% semi-annual    11/07/10       66,900,000      131,124
Citigroup Global
  Markets.............  3 month LIBOR      4.95% semi-annual    12/12/11       23,600,000     (152,220)
Wachovia Securities...  3 month LIBOR      5.20% semi-annual    09/07/11      100,000,000    1,761,000
                                                                                            ----------
                                                                                            $3,305,904
                                                                                            ==========

     H. SHORT SALES:

     Each Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which a Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series' obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the Investment Company Act of 1940, as amended. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can not exceed the total amount invested.

     I. DOLLAR ROLLS:

     Each Series, with the exception of the Money Market Series, may enter into dollar rolls (principally using TBA's) in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Series account for such dollar rolls as purchases and sales and receive compensation as

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                        DIVERSIFIED INVESTORS PORTFOLIOS

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

consideration for entering into the commitment to repurchase. The Series maintains liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price of those securities.

     J. FEDERAL INCOME TAXES:

     It is the Series' policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

     Each Series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

     K. SECURITY TRANSACTIONS AND INVESTMENT INCOME:

     Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

     Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date. Interest income is not accrued until settlement date.

     All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

     L. OPERATING EXPENSES:

     The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among all Series based on their relative net assets, or another methodology that is appropriate based on the circumstances.

     M. RESTRICTED AND ILLIQUID SECURITIES:

     Each Series is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

     N. OTHER:

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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                        DIVERSIFIED INVESTORS PORTFOLIOS

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     O. IN-KIND REDEMPTION

     During the fiscal year ended December 31, 2006, the Special Equity Series delivered securities (redemption in-kind) in exchange for the redemption of units. The source of the redemption in-kind was three contractholders who were invested in an insurance company separate account established by MONY Life Insurance Company ("Separate Account"). The Separate Account invested all its assets in the Special Equity Series. Collectively, the value of the contractholders' accounts represented 5.91% of the Special Equity Series at the time of the redemption. The financial statements of the Separate Account are not included in these financial statements. Cash and securities were transferred as detailed below:

                                TOTAL VALUE OF CASH
DATE                         AND SECURITIES TRANSFERRED                GAIN ON TRANSFER
----                         --------------------------                ----------------
March 7, 2006                       $80,105,926                          $14,871,899

     P. RECENT ACCOUNTING PRONOUNCEMENTS:

     In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Series, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective June 30, 2007, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Series, and is not in a position at this time to estimate the significance of its impact, if any, on the Series' financial statements.

     In September 2006, Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Series' financial statement disclosures.

3. FEES AND TRANSACTIONS WITH AFFILIATES

     Transamerica Financial Life Insurance Company, Inc. ("TFLIC"), a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), is an affiliate of Diversified Investment Advisors, Inc. (the "Advisor"). The Advisor is an indirect, wholly-owned subsidiary of AEGON, a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON NV, a corporation based in the

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                        DIVERSIFIED INVESTORS PORTFOLIOS

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

Netherlands which is a publicly traded international insurance group. TFLIC has sub-accounts which invest in the corresponding Series as follows:

TFLIC SUB-ACCOUNT                                             INVESTMENT IN SERIES
-----------------                                             --------------------
Money Market................................................          7.15%
High Quality Bond...........................................          9.67
Intermediate Government Bond................................         26.60
Core Bond...................................................          7.91
High Yield Bond.............................................          6.24
Balanced....................................................         30.12
Value & Income..............................................         19.68
Growth & Income.............................................         21.98
Equity Growth...............................................         15.58
Aggressive Equity...........................................         22.71
Mid-Cap Value...............................................          3.76
Mid-Cap Growth..............................................          0.25
Small-Cap Value.............................................          0.09
Special Equity..............................................         24.55
Small-Cap Growth............................................          0.02
International Equity........................................         11.91

     The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives from each Series fees, accrued daily and payable monthly, at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fees for certain Series.

     For each Series, the Advisor has entered into Investment Subadvisory Agreements with the subadvisors listed in the table below (each a "Subadvisor", collectively the "Subadvisors"). It is the responsibility of each Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of the Advisor. Payment of fees to the Subadvisors is the responsibility of the Advisor, and is not an additional expense of a Series.

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                        DIVERSIFIED INVESTORS PORTFOLIOS

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

     For its services, the Advisor receives a fee from each Series, and the Subadvisors receive a fee from the Advisor, at an annual rate equal to the percentages specified in the table below of the portion of the corresponding Series' average daily net assets which they subadvise.

                                                                            ADVISOR   SUBADVISOR
SERIES                                      SERIES SUBADVISOR               FEE (%)    FEE (%)
------                          ------------------------------------------  -------   ----------
Money Market..................  GE Asset Management, Inc.                    0.25        0.05
High Quality Bond.............  Merganser Capital Management, LP             0.35            (2)
Intermediate Government Bond..  Allegiance Investment Management, LLC        0.35(1)         (3)
Core Bond.....................  BlackRock Financial Management, Inc.         0.35            (4)
Total Return Bond.............  (5)                                          0.35(1)         (6)
High Yield Bond...............  Eaton Vance Management                       0.55            (7)
Balanced......................  (8)                                          0.45(1)         (9)
Value & Income................  (10)                                         0.45            (11)
Value.........................  Hotchkis and Wiley Capital Management, LLC   0.50(1)         (12)
Growth & Income...............  (13)                                         0.60            (14)
Equity Growth.................  (15)                                         0.62            (16)
Aggressive Equity.............  Turner Investment Partners, Inc.             0.77(1)         (17)
Mid-Cap Value.................  (18)                                         0.67(1)         (19)
Mid-Cap Growth................  Columbus Circle Investors                    0.72(1)         (20)
Small-Cap Value...............  (21)                                         0.82(1)         (22)
Special Equity................  (23)                                         0.80            (24)
Small-Cap Growth..............  Perimeter Capital Management                 0.87(1)         (25)
International Equity..........  (26)                                         0.75(1)         (27)

---------------

(1)  The Advisor is currently voluntarily waiving a portion of its fee.

(2) 0.20% on the first $100,000,000 in average daily net assets, 0.15% on the next $100,000,000 in average daily net assets, 0.10% on the next $100,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $300,000,000.

(3) Allegiance Investment Management, LLC received 0.35% on the first $20,000,000 in average daily net assets, 0.25% on the next $30,000,000 in average daily net assets, 0.20% on the next $50,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $100,000,000. Effective January 22, 2006 the Intermediate Government Bond Series terminated Stephens Capital Management as subadvisor. For the period January 1, 2006 to January 22, 2006, Stephens Capital Management received 0.10% on all average daily net assets.

(4) 0.12% on the first $1,000,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $1,000,000,000.

(5) The Total Return Bond Series has two subadvisors: Western Asset Management Company and Western Asset Management Company, Ltd. which manages fixed income and foreign fixed income securities, respectively. Net assets are aggregated between Total Return Bond and Balanced.

(6) Western Asset Management Company and Western Asset Management Company, Ltd. received 0.30% on the first $100,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $100,000,000.

(7) 0.35% on the first $20,000,000 in average daily net assets, 0.25% on the next $20,000,000 in average daily net assets, 0.20% on the next $85,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $125,000,000.

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                        DIVERSIFIED INVESTORS PORTFOLIOS

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)


(8) The Balanced Series has three subadvisors: Goldman Sachs Asset Management, LP, Western Asset Management Company and Western Asset Management Company, Ltd. which manage equity, fixed income and foreign fixed income securities, respectively.

(9) Goldman Sachs Asset Management, LP received 0.14% on the first $500,000,000 in combined average daily net assets of the Balanced Series and the Growth & Income Series, 0.12% on the next $1,000,000,000 in combined average daily net assets and 0.10% on all combined average daily net assets in excess of $1,500,000,000. Western Asset Management Company and Western Asset Management Company, Ltd. received 0.30% on the first $100,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $100,000,000. Net assets are aggregated between Total Return Bond and Balanced.

(10) The Value & Income Series has two subadvisors: TCW Investment Management Company and AllianceBernstein LP.

     During the year ended December 31, 2006, the Value & Income Series executed $81,397,109 of purchase transactions and $72,199,335 of sales transactions through Sanford C. Bernstein & Company, LLC, an affiliate of Alliance Capital Management, LP. Commissions paid for such transactions amounted to $160,776.

(11) TCW Investment Management Company received 0.70% on the first $25,000,000 in average daily net assets, 0.50% on the next $75,000,000 in average daily net assets, 0.30% on the next $400,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $500,000,000. AllianceBernstein LP received 0.27% on the first $300,000,000 in average daily net assets, 0.16% on the next $700,000,000 in average daily net assets and 0.13% on all average daily net assets in excess of $1,000,000,000.

(12) 0.75% on the first $15,000,000 in average daily net assets, 0.50% on the next $35,000,000 in average daily net assets, 0.35% on the next $100,000,000 in average daily net assets and 0.25% on all average daily net assets in excess of $150,000,000.

(13) The Growth & Income Series has three subadvisors: Ark Asset Management, Inc., Goldman Sachs Asset Management, LP and Aronson + Johnson + Ortiz, LP.

     During the year ended December 31, 2006, the Growth & Income Series executed $68,514,233 of purchase transactions and $75,200,134 of sales transactions through Goldman Sachs & Company, an affiliate of Goldman Sachs Asset Management, LP. Commissions paid for such transactions amounted to $56,801. The Growth & Income Series also executed $17,924,470 of purchase transactions and $10,429,805 of sales transactions through Goldman Sachs Execution and Clearing LP, an affiliate of Goldman Sachs Asset Management, LP. Commissions paid for such transactions amounted to $24,326.

(14) Ark Asset Management, Inc. received 0.20% on the first $750,000,000 in combined average daily net assets of the Growth & Income Series and the Equity Growth Series, 0.18% on the next $250,000,000 in combined average daily net assets and 0.15% on all combined average daily net assets in excess of $1,000,000,000. Goldman Sachs Asset Management, LP received 0.14% on the first $500,000,000 in combined average daily net assets of the Balanced Series and the Growth & Income Series, 0.12% on the next $1,000,000,000 in combined average daily net assets and 0.10% on all combined average daily net assets in excess of $1,500,000,000. Aronson + Johnson + Ortiz, LP received 0.30% on the first $250,000,000 in average daily net assets, 0.20% on the next $250,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $500,000,000. If assets are less than $100,000,000, then Aronson + Johnson + Ortiz, LP will receive 0.55% on the first $50,000,000 in average daily net assets and 0.35% on all average daily net assets in excess of $50,000,000.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)


(15) The Equity Growth Series has two subadvisors: Ark Asset Management, Inc. and Marsico Capital Management, LLC.

     During the year ended December 31, 2006, the Equity Growth Series executed $12,515,974 of purchase transactions and $34,543,830 of sales transactions through Bank of America Securities, LLC, an affiliate of Marsico Capital Management, LLC. Commissions paid for such transactions amounted to $53,044.

(16) Ark Asset Management, Inc. received 0.20% on the first $750,000,000 in combined average daily net assets of the Growth & Income Series and the Equity Growth Series, 0.18% on the next $250,000,000 in combined average daily net assets and 0.15% on all combined average daily net assets in excess of $1,000,000,000. Marsico Capital Management, LLC received 0.30% on the first $1,000,000,000 in average daily net assets and 0.25% on all average daily net assets in excess of $1,000,000,000. If assets are greater than $2,000,000,000, then Marsico Capital Management, LLC will receive 0.27% on all average daily net assets.

(17) 0.35% on the first $100,000,000 in average daily net assets, 0.30% on the next $200,000,000 in average daily net assets, 0.25% on the next $200,000,000 in average daily net assets and 0.20% on all average daily net assets in excess of $500,000,000.

(18) The Mid-Cap Value Series has three subadvisors: LSV Asset Management, Cramer, Rosenthal, McGlynn, LLC, and RiverSource Investments, LLC.

(19) Cramer Rosenthal McGlynn, LLC received 0.70% on the first $25,000,000 in average daily net assets, 0.40% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets, 0.25% on the next $200,000,000 in average daily net assets and 0.20% on all average daily net assets in excess of $300,000,000. LSV Asset Management received 0.50% on the first $100,000,000 in average daily net assets, 0.40% on the next $100,000,000 in average daily net assets, 0.35% on the next $600,000,000 in average daily net assets, and 0.33% on all average daily net assets in excess of $800,000,000. In determining the basis point fee applicable to the Series, the combined average daily net assets of the Series and the portion of the International Equity Series managed by LSV Asset Management were applied to the fee schedule. For the period October 2, 2006 to December 31, 2006, RiverSource Investments, LLC received 0.425% on the first $250,000,000 in average daily net assets, 0.40% on the next $250,000,000 in average daily net assets, and 0.375% on all average daily net assets in excess of $500,000,000.

(20) 0.40% on the first $135,000,000 in average daily net assets and 0.35% on all average daily net assets in excess of $135,000,000.

(21) The Small-Cap Value Series has two subadvisors: EARNEST Partners, LLC and Mesirow Financial Investment Management, Inc.

(22) EARNEST Partners, LLC received 0.50% on all average daily net assets. For the period October 2, 2006 to December 31, 2006, Mesirow Financial Investment Management, Inc. received 0.75% on the first $50,000,000 of average daily net assets and 0.45% on all average daily net assets in excess of $50,000,000.

(23) The Special Equity Series has five subadvisors: EARNEST Partners, LLC, Wellington Management Company, LLP, RS Investment Management Co., LLC, Mazama Capital Management, LLC, and INVESCO Institutional (NA), Inc. ("INVESCO").

(24) Wellington Management Company, LLP received 0.45% on the first $200,000,000 of average daily net assets and 0.375% on average daily net assets in excess of $200,000,000. EARNEST Partners, LLC received 0.50% of average daily net assets. RS Investment Management, Co. LLC received 0.50% on the first $100,000,000 in average daily net assets and 0.40% on all average daily net assets in excess of $100,000,000. For the portion of the portfolio invested in accordance with a small-cap core strategy, INVESCO received 0.55% on the first $100,000,000 in average daily net assets, 0.45%

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                        DIVERSIFIED INVESTORS PORTFOLIOS

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

     on the next $100,000,000 in average daily net assets, 0.30% on the next $100,000,000 in average daily net assets and 0.20% on all average daily net assets in excess of $300,000,000. For the period May 23, 2006 to December 31, 2006, for the portion of the portfolio invested in accordance with a small-cap value strategy, INVESCO received 0.41% on the first $100,000,000 in average daily net assets, 0.34% on the next $100,000,000 in average daily net assets, 0.22% on the next $100,000,000 and 0.20% on all average daily net assets in excess of $300,000,000. Mazama Capital Management, LLC received 0.55% of average daily net assets.

(25) Perimeter Capital Management received 0.80% on the first $10,000,000 in average daily net assets, 0.64% on the next $40,000,000 in average daily net assets, and 0.48% on all average daily net assets in excess of $50,000,000. Effective July 24, 2006 the Small-Cap Growth Series terminated Trusco Capital Management, Inc. as subadvisor. For the period January 1, 2006 to July 24, 2006, Trusco Capital Management, Inc. received the same fee schedule listed above.

(26) The International Equity Series has two subadvisors: LSV Asset Management and Wellington Management Company, LLP.

(27) LSV Asset Management received 0.45% on the first $100,000,000 in average daily net assets, 0.40% on the next $100,000,000 in average daily net assets, 0.37% on the next $400,000,000 in average daily net assets, 0.35% on the next $200,000,000 in average daily net assets and 0.33% on all average daily net assets in excess of $800,000,000. Wellington Management Company, LLP received 0.375% on the first $400,000,000 in average daily net assets, 0.35% on the next $600,000,000 in average daily net assets and 0.325% on all average daily net assets in excess of $1,000,000,000.

     For the year ended December 31, 2006, the Advisor has voluntarily undertaken to waive fees to the extent the expenses of a Series exceed the following expense caps (as a proportion of average daily net assets):

SERIES                                                             EXPENSE CAP
------                                                        ----------------------
Money Market................................................  30 basis points (b.p.)
High Quality Bond...........................................         40 b.p.
Intermediate Government Bond................................         40 b.p.
Core Bond...................................................         40 b.p.
Total Return Bond...........................................         40 b.p.
High Yield Bond.............................................         60 b.p.
Balanced....................................................         50 b.p.
Value & Income..............................................         50 b.p.
Value.......................................................         55 b.p.
Growth & Income.............................................         65 b.p.
Equity Growth...............................................         65 b.p.
Aggressive Equity...........................................         80 b.p.
Mid-Cap Value...............................................         70 b.p.
Mid-Cap Growth..............................................         75 b.p.
Small-Cap Value.............................................         85 b.p.
Special Equity..............................................         85 b.p.
Small-Cap Growth............................................         90 b.p.
International Equity........................................         90 b.p.

     Certain trustees and officers of the Series Portfolio and of the funds that invest in the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the non-independent trustees so affiliated receive compensation for services as trustees of the Series Portfolio or

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                        DIVERSIFIED INVESTORS PORTFOLIOS

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

the funds that invest in the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio. Aggregate remuneration earned by non-affiliated trustees of the Series Portfolio from the Series Portfolio for the year ended December 31, 2006 amounted to $249,276.

4. SECURITIES LENDING

     Each Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% for domestic securities and 105% for international securities of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

     During the term of the loan, a Series receives payments from borrowers equivalent to the dividends, interest, and any other distributions that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, each Series retains the interest on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by collateral other than cash, the borrower pays a securities loan fee to the lending agent.

     Any compensation (net of related expenses) received by a Series for lending its securities, as described above, is reported on its respective Statement of Operations. This includes interest income on short term investments purchased with cash collateral received.

     At December 31, 2006, the Series loaned securities having market values as follows:

                                                                             CASH COLLATERAL
SERIES                                                        MARKET VALUE      RECEIVED
------                                                        ------------   ---------------
High Quality Bond...........................................  $  8,245,280    $  8,411,400
Intermediate Government Bond................................    28,660,668      29,452,986
Core Bond...................................................       937,548         958,807
Total Return Bond...........................................     4,175,549       4,274,335
Balanced....................................................     8,147,993       8,381,259
Value & Income..............................................   178,352,319     186,521,888
Value.......................................................    14,752,499      15,388,046
Growth & Income.............................................    65,940,916      67,965,319
Equity Growth...............................................   153,603,563     158,227,226
Aggressive Equity...........................................    46,847,850      48,209,289
Mid-Cap Value...............................................   114,577,775     118,672,540
Mid-Cap Growth..............................................    48,290,937      49,693,823
Small-Cap Value.............................................    40,731,141      42,425,935
Special Equity..............................................   236,102,650     245,040,504
Small-Cap Growth............................................    13,716,685      14,398,521
International Equity........................................   142,317,183     149,080,031

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

                        DIVERSIFIED INVESTORS PORTFOLIOS

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. SECURITIES LENDING (CONTINUED)

     Each Series has invested the cash collateral received from securities loaned in the following short term securities:

                                       HIGH      INTERMEDIATE
                                     QUALITY      GOVERNMENT      CORE     TOTAL RETURN                  VALUE &
                                       BOND          BOND         BOND         BOND        BALANCED       INCOME         VALUE
                                    ----------   ------------   --------   ------------   ----------   ------------   -----------
Abbey National PLC, Time Deposit,
 5.28%, 01/05/07..................  $  364,379   $ 1,275,892    $ 41,534    $  185,163    $  363,074   $  8,080,064   $   666,606
Bank of America, Floating Rate
 Note, 5.31%(1), 03/08/07.........     364,379     1,275,892      41,534       185,163       363,074      8,080,064       666,606
Bank of America, Floating Rate
 Note, 5.31%(1), 07/10/07.........     437,256     1,531,072      49,842       222,195       435,688      9,696,077       799,926
Bank of Nova Scotia, Time Deposit,
 5.29%, 01/30/07..................     109,314       382,768      12,461        55,549       108,922      2,424,019       199,981
Bank of Nova Scotia, Time Deposit,
 5.30%, 02/27/07..................     182,189       637,947      20,768        92,581       181,536      4,040,032       333,302
Bank of the West (The), Time
 Deposit, 5.29%, 01/17/07.........     182,189       637,947      20,768        92,581       181,536      4,040,032       333,302
Barclays, Time Deposit, 5.30%,
 01/02/07.........................     291,503     1,020,715      33,228       148,130       290,459      6,464,052       533,284
Barclays, Time Deposit, 5.32%,
 02/13/07.........................     182,189       637,947      20,768        92,581       181,536      4,040,032       333,302
Calyon, Time Deposit, 5.30%,
 02/05/07.........................     109,314       382,768      12,461        55,549       108,922      2,424,019       199,981
Canadian Imperial Bank of
 Commerce, Time Deposit, 5.31%,
 01/29/07.........................     291,503     1,020,715      33,228       148,130       290,459      6,464,052       533,284
Citigroup, Time Deposit, 5.31%,
 03/05/07.........................     182,189       637,947      20,768        92,581       181,536      4,040,032       333,302
Citigroup, Time Deposit, 5.31%,
 03/16/07.........................     182,189       637,947      20,768        92,581       181,536      4,040,032       333,302
Commonwealth Bank of Australia,
 Commercial Paper, 5.29%,
 01/08/07.........................     361,499     1,265,807      41,207       183,699       360,204      8,016,192       661,335
Credit Suisse First Boston Corp.,
 Time Deposit, 5.30%, 01/05/07....     182,189       637,947      20,768        92,581       181,536      4,040,032       333,302
Credit Suisse First Boston Corp.,
 Time Deposit, 5.30%, 01/12/07....     218,627       765,536      24,921       111,099       217,844      4,848,038       399,963
Dexia Group, Time Deposit, 5.29%,
 01/16/07.........................     145,752       510,357      16,614        74,065       145,229      3,232,026       266,643
First Tennessee National Corp.,
 Time Deposit, 5.29%, 01/18/07....     335,229     1,173,821      38,212       170,350       334,027      7,433,659       613,276
Fortis Bank, Time Deposit, 5.30%,
 01/02/07.........................     182,189       637,947      20,768        92,581       181,536      4,040,032       333,302
Fortis Bank, Time Deposit, 5.32%,
 01/03/07.........................     109,314       382,768      12,461        55,549       108,922      2,424,019       199,981
HBOS Halifax Bank of Scotland,
 Time Deposit, 5.30%, 01/08/07....     182,189       637,947      20,768        92,581       181,536      4,040,032       333,302
HBOS Halifax Bank of Scotland,
 Time Deposit, 5.30%, 01/25/07....     109,314       382,768      12,461        55,549       108,922      2,424,019       199,981
HBOS Halifax Bank of Scotland,
 Time Deposit, 5.31%, 03/14/07....     291,503     1,020,715      33,228       148,130       290,459      6,464,052       533,284
Lloyds TSB Bank, Time Deposit,
 5.30%, 02/26/07..................     218,627       765,536      24,921       111,099       217,844      4,848,038       399,963
Merrimac Cash Fund-Premium Class,
 5.11%, 01/02/07..................     240,490       842,090      27,413       122,207       239,629      5,332,843       439,959
Rabobank Nederland, Time Deposit,
 5.25%, 01/02/07..................     145,752       510,357      16,614        74,065       145,229      3,232,026       266,643
Rabobank Nederland, Time Deposit,
 5.30%, 03/05/07..................     182,189       637,947      20,768        92,581       181,536      4,040,032       333,302
Royal Bank of Canada, Time
 Deposit, 5.31%, 02/14/07.........     291,503     1,020,715      33,228       148,130       290,459      6,464,052       533,284
Royal Bank of Canada, Time
 Deposit, 5.31%, 02/15/07.........     364,379     1,275,892      41,534       185,163       363,074      8,080,064       666,606
Royal Bank of Scotland, Time
 Deposit, 5.28%, 01/11/07.........     182,189       637,947      20,768        92,581       181,536      4,040,032       333,302
Royal Bank of Scotland, Time
 Deposit, 5.31%, 01/11/07.........     218,627       765,536      24,921       111,099       217,844      4,848,038       399,963
Royal Bank of Scotland, Time
 Deposit, 5.29%, 01/16/07.........     109,314       382,768      12,461        55,549       108,922      2,424,019       199,981
Royal Bank of Scotland, Time
 Deposit, 5.29%, 02/09/07.........     109,314       382,768      12,461        55,549       108,922      2,424,019       199,981
Societe Generale, Time Deposit,
 5.31%, 01/02/07..................     327,941     1,148,304      37,382       166,646       326,767      7,272,057       599,944
Societe Generale, Time Deposit,
 5.27%, 01/19/07..................     291,503     1,020,715      33,228       148,130       290,459      6,464,052       533,284
Svenska Handlesbanken, Time
 Deposit, 5.25%, 01/02/07.........       4,414        15,456         502         2,243         4,399         97,879         8,075
UBS AG, Time Deposit, 5.29%,
 01/02/07.........................     145,752       510,357      16,614        74,065       145,229      3,232,026       266,643
UBS AG, Time Deposit, 5.30%,
 01/04/07.........................     437,256     1,531,071      49,842       222,195       435,688      9,696,077       799,926
UBS AG, Time Deposit, 5.30%,
 01/05/07.........................     145,752       510,357      16,614        74,065       145,229      3,232,026       266,643
                                    ----------   -----------    --------    ----------    ----------   ------------   -----------
                                    $8,411,400   $29,452,986    $958,807    $4,274,335    $8,381,259   $186,521,888   $15,388,046
                                    ==========   ===========    ========    ==========    ==========   ============   ===========

Information pertaining to the investment of the cash collateral is shown on each Series' Portfolio of Investments.
---------------

(1) Variable Rate Security. The rate shown was in effect at December 31, 2006.

           GROWTH &        EQUITY      AGGRESSIVE      MID-CAP        MID-CAP      SMALL-CAP      SPECIAL       SMALL-CAP
            INCOME         GROWTH        EQUITY         VALUE         GROWTH         VALUE         EQUITY        GROWTH
          -----------   ------------   -----------   ------------   -----------   -----------   ------------   -----------
          $ 2,944,235   $  6,854,349   $ 2,088,410   $  5,140,853   $ 2,152,719   $ 1,837,878   $ 10,615,072   $   623,739
                           6,854,349     2,088,410      5,140,853     2,152,719     1,837,878     10,615,072       623,739
            2,944,235
                           8,225,219     2,506,092      6,169,024     2,583,262     2,205,452     12,738,085       748,487
            3,533,081
              883,270      2,056,304       626,523      1,542,256       645,816       551,363      3,184,521       187,122
            1,472,117      3,427,175     1,044,205      2,570,427     1,076,360       918,938      5,307,535       311,869
            1,472,117      3,427,175     1,044,205      2,570,427     1,076,360       918,938      5,307,535       311,869
            2,355,387      5,483,479     1,670,728      4,112,683     1,722,175     1,470,301      8,492,056       498,991
            1,472,117      3,427,175     1,044,205      2,570,427     1,076,360       918,938      5,307,535       311,869
              883,270      2,056,304       626,523      1,542,256       645,816       551,363      3,184,521       187,122
            2,355,387      5,483,479     1,670,728      4,112,683     1,722,175     1,470,301      8,492,056       498,991
            1,472,117      3,427,175     1,044,205      2,570,427     1,076,360       918,938      5,307,535       311,869
            1,472,117      3,427,175     1,044,205      2,570,427     1,076,360       918,938      5,307,535       311,869
            2,920,960      6,800,166     2,071,901      5,100,215     2,135,702     1,823,349     10,531,158       618,808
            1,472,117      3,427,175     1,044,205      2,570,427     1,076,360       918,938      5,307,535       311,869
            1,766,541      4,112,610     1,253,046      3,084,512     1,291,632     1,102,726      6,369,042       374,243
            1,177,694      2,741,740       835,364      2,056,342       861,088       735,152      4,246,029       249,496
            2,708,696      6,306,001     1,921,337      4,729,585     1,980,502     1,690,847      9,765,865       573,840
            1,472,117      3,427,175     1,044,205      2,570,427     1,076,360       918,938      5,307,535       311,869
              883,270      2,056,304       626,523      1,542,256       645,816       551,363      3,184,521       187,122
            1,472,117      3,427,175     1,044,205      2,570,427     1,076,360       918,938      5,307,535       311,869
              883,270      2,056,304       626,523      1,542,256       645,816       551,363      3,184,521       187,122
            2,355,387      5,483,479     1,670,728      4,112,683     1,722,175     1,470,301      8,492,056       498,991
            1,766,541      4,112,610     1,253,046      3,084,512     1,291,632     1,102,726      6,369,042       374,243
            1,943,195      4,523,870     1,378,351      3,392,964     1,420,795     1,212,999      7,005,946       411,668
            1,177,694      2,741,740       835,363      2,056,342       861,088       735,152      4,246,029       249,497
            1,472,117      3,427,175     1,044,205      2,570,427     1,076,360       918,938      5,307,535       311,869
            2,355,387      5,483,479     1,670,728      4,112,683     1,722,175     1,470,301      8,492,056       498,991
            2,944,235      6,854,349     2,088,410      5,140,853     2,152,719     1,837,878     10,615,072       623,739
            1,472,117      3,427,175     1,044,205      2,570,427     1,076,360       918,938      5,307,535       311,869
            1,766,541      4,112,610     1,253,046      3,084,512     1,291,632     1,102,726      6,369,042       374,243
              883,270      2,056,304       626,523      1,542,256       645,816       551,363      3,184,521       187,122
              883,270      2,056,304       626,523      1,542,256       645,816       551,363      3,184,521       187,122
            2,649,811      6,168,914     1,879,569      4,626,768     1,937,447     1,654,089      9,553,563       561,365
            2,355,387      5,483,479     1,670,728      4,112,683     1,722,175     1,470,301      8,492,056       498,991
               35,666         83,031        25,298         62,276        26,077        22,264        128,588         7,556
            1,177,694      2,741,740       835,363      2,056,342       861,088       735,152      4,246,029       249,497
            3,533,081      8,225,219     2,506,092      6,169,024     2,583,262     2,205,452     12,738,085       748,487
            1,177,694      2,741,740       835,363      2,056,342       861,088       735,152      4,246,029       249,497
          -----------   ------------   -----------   ------------   -----------   -----------   ------------   -----------
          $67,965,319   $158,227,226   $48,209,289   $118,672,540   $49,693,823   $42,425,935   $245,040,504   $14,398,521
          ===========   ============   ===========   ============   ===========   ===========   ============   ===========

           INTERNATIONAL
              EQUITY
           -------------
           $  6,458,095
              6,458,095
              7,749,715
              1,937,428
              3,229,048
              3,229,048
              5,166,476
              3,229,048
              1,937,428
              5,166,477
              3,229,048
              3,229,048
              6,407,044
              3,229,048
              3,874,858
              2,583,240
              5,941,448
              3,229,048
              1,937,428
              3,229,048
              1,937,428
              5,166,477
              3,874,858
              4,262,343
              2,583,240
              3,229,048
              5,166,476
              6,458,095
              3,229,048
              3,874,858
              1,937,428
              1,937,428
              5,812,286
              5,166,476
                 78,231
              2,583,240
              7,749,715
              2,583,240
           ------------
           $149,080,031
           ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

5.  PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the year ended December 31, 2006 were as follows:

                                                                   COST OF          PROCEEDS
SERIES                                                            PURCHASES        FROM SALES
------                                                         ---------------   ---------------
High Quality Bond.................  US Government Obligations  $    89,809,478   $    97,753,605
                                    Other                          409,631,851       341,214,599
Intermediate Government Bond......  US Government Obligations      855,678,815       891,486,813
                                    Other                           27,388,864        51,570,747
Core Bond.........................  US Government Obligations   10,620,693,671    10,768,427,933
                                    Other                          706,662,057       460,979,391
Total Return Bond.................  US Government Obligations      471,566,859       434,922,870
                                    Other                           43,858,510        15,779,633
High Yield Bond...................  Other                          395,886,276       399,943,292
Balanced..........................  US Government Obligations      800,452,734       790,750,198
                                    Other                          140,335,248       201,117,890
Value & Income....................  Other                          982,039,339     1,034,280,364
Value.............................  Other                           92,660,391        39,617,703
Growth & Income...................  Other                          838,188,264       988,115,002
Equity Growth.....................  Other                        2,076,008,340     2,249,025,763
Aggressive Equity.................  Other                          550,985,741       574,925,341
Mid-Cap Value.....................  Other                          784,847,234       605,054,203
Mid-Cap Growth....................  Other                          471,868,733       449,598,988
Small-Cap Value...................  Other                          245,248,093       238,432,009
Special Equity....................  Other                        1,060,582,599     1,283,915,589
Small-Cap Growth..................  Other                          269,771,031       256,014,697
International Equity..............  Other                        1,508,957,814     1,551,967,256

6. LEGAL AND REGULATORY MATTERS

     On December 12, 2003, the Series Portfolio received a copy of a complaint (the "Complaint") filed in the United States Bankruptcy Court for the Southern District of New York styled Enron Corp. v. J. P. Morgan Securities, Inc. et al. The Complaint names as defendants the Intermediate Government Bond Portfolio and the Value & Income Portfolio (the "Subject Portfolios") and alleges that Enron Corp. ("Enron") transferred to the defendants, including the Subject Portfolios, over $1 billion in the aggregate for the purpose of prepaying certain commercial paper issued by Enron (the "Notes") and held by the defendants prior to the filing by Enron for bankruptcy protection under Chapter 11 of Title 11 of the Bankruptcy Code (the "Bankruptcy Code"). The Complaint seeks to hold the defendants, including the Subject Portfolios, liable for these transfers as preferential transfers or as fraudulent transfers under the Bankruptcy Code. Although the Complaint does not specify the amount of each transfer in dispute, it appears that the sale by the Intermediate Government Bond Portfolio of approximately $2.4 million of the Notes on or about October 30, 2001 and the sale by the Value & Income Portfolio of approximately $10.3 million of the Notes on or about October 30, 2001 are in dispute. The Complaint seeks to require the Subject Portfolios to repay to Enron the full amounts of these transfers, in which event the Subject Portfolios would be granted unsecured claims against the Enron bankruptcy estate in the amounts of the repayments. The Subject Portfolios moved to dismiss all counts of the Complaint, contending, among other things, that section 546 (e) of the Bankruptcy Code provides a complete defense. The Bankruptcy Court denied the motion on July 1, 2005. Accordingly, the Subject Portfolios filed an answer to the Complaint on July 29, 2005. Discovery is underway.

                        DIVERSIFIED INVESTORS PORTFOLIOS

6. LEGAL AND REGULATORY MATTERS (CONTINUED)

Depositions began in September 2006 and are scheduled to conclude in October 2007. The Subject Portfolios and their counsel have reviewed the Subject Portfolios' records concerning the factual background of the allegations in the Complaint, and have considered remaining potential defenses to the allegations in the Complaint. Because discovery is still ongoing, the Subject Portfolios are unable to predict whether Enron will prevail, in whole or in part, in its claims against the Subject Portfolios, and therefore have not recorded a liability in the financial statements for any potential loss period.

     Diversified Investors Securities Corp. ("DISC") is the distributor for each of the Series and a subsidiary of the Series Portfolio's investment advisor, Diversified Investment Advisor, Inc. ("DIA").

     On February 18, 2005, DISC was notified by NASD Staff that it had made a preliminary determination to recommend disciplinary action against DISC regarding certain matters. In February 2006, DISC settled an administrative proceeding with the NASD regarding agreements with two customers who were permitted to engage in market timing activity in the Diversified Investors International Equity Fund from July 1, 2003 through October 24, 2003. the settlement also addressed alleged deficiencies in DISC's procedures relating to the retention of e-mail communications. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which DISC neither admitted nor denied the allegations or findings, DISC consented to the following sanctions: (i) censure; (ii) a fine of $1.3 million; (iii) restitution of approximately $949,011 to the Diversified International Equity Portfolio for losses attributable to the trading described in the AWC; and (iv) agreement to make certifications to the NASD regarding the review and establishment of procedures relating to e-mail retention and to the enforcement of the Funds' policies and procedures relating to market timing. The restitution payment of $949,011 referred to above was made on February 14, 2006.

     DISC and DIA have also responded to requests for information from various governmental and self-regulatory agencies in connection with investigations related to mutual fund trading activities. DISC and DIA have cooperated fully with each request. Although it is not anticipated that these developments will have an adverse effect on the Series Portfolio, there can be no assurance at this time.

7. PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

     A description of the Series Portfolio's proxy voting policies and procedures is included in the Statement of Additional Information ("SAI"), which is available without charge, upon request: (i) by calling 1-800-755-5803; (ii) on the Series Portfolio's website at www.divinvest.com (Click on the icon for Participants, then click on Fund Information, choose Investment Funds, click on a Fund, then click on the Fund Information tab) or (iii) on the SEC's website at www.sec.gov. In addition, the Series Portfolio is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The Series Portfolio's filing for the twelve months ended June 30, 2006, will available without charge, upon request.

8. QUARTERLY PORTFOLIOS (UNAUDITED)

     The Series Portfolio will file its portfolios of investments for the first and third quarters (March 31 and September 30, respectively) with the SEC by May 30 and November 29, respectively, each year on Form N-Q. The Series Portfolio's Form N-Q is available on the SEC's website at www.sec.gov. The Series Portfolio's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information on the operation of the SEC's Public Reference Room, call 1-800-SEC-0330. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-800-755-5803.

                        DIVERSIFIED INVESTORS PORTFOLIOS

9. CONCENTRATIONS AND INDEMNIFICATIONS

     Some Series may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Series to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable US securities.

     As of December 31, 2006, the Aggressive Equity Series and Mid-Cap Growth Series invested approximately 11.38% and 10.55%, respectively, of its portfolio in issuers outside the United States.

     As of December 31, 2006, substantially all of the International Equity Series' net assets consist of securities of issuers that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

     As of December 31, 2006, the International Equity Series invested approximately 19.47% and 19.48%, respectively, of its portfolio in issuers in Japan and United Kingdom, respectively.

     The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

     Credit risk is measured by the loss a Series would record if its counter-parties failed to perform pursuant to the terms of their obligations to the Series. Since certain Series enters into various types of debt obligations including private placements, swaps, forward currency contracts, spot contracts, forward commitments and over-the-counter options, credit exposure exists with counterparties.

     In the normal course of business, the Series Portfolio enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Series Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Series Portfolio that have not yet occurred. However, based on experience, the Series Portfolio expects the risk of loss to be remote.

10. FOREIGN CURRENCY FORWARD, SPOT AND CROSS CURRENCY CONTRACTS

     At December 31, 2006, the Core Bond Series, Total Return Bond Series, Balanced Series, and International Equity Series had entered into foreign currency forward, spot and cross currency contracts

                        DIVERSIFIED INVESTORS PORTFOLIOS

10. FOREIGN CURRENCY FORWARD, SPOT AND CROSS CURRENCY CONTRACTS (CONTINUED)

which contractually obligate each portfolio to deliver/receive currency at specified future dates. The open contracts were as follows:

                                                                                      NET UNREALIZED
                                 FOREIGN     IN EXCHANGE   SETTLEMENT      VALUE      APPRECIATION/
                                CURRENCY         FOR          DATE      AT 12/31/06   (DEPRECIATION)
                               -----------   -----------   ----------   -----------   --------------
CORE BOND
PURCHASE CONTRACTS:
Euro.........................   15,710,000   $20,150,573    01/10/07    $20,744,751    $   594,178
New Zealand Dollar...........    5,812,792     4,003,561    01/10/07      4,093,942         90,381
                                                                                       -----------
TOTAL........................                                                          $   684,559
                                                                                       ===========
SALE CONTRACTS:
Euro.........................   15,710,000   $20,212,800    01/10/07    $20,744,751    $  (531,951)
New Zealand Dollar...........   11,358,753     7,463,030    01/10/07      7,999,955       (536,925)
                                                                                       -----------
TOTAL........................                                                          $(1,068,876)
                                                                                       ===========
TOTAL RETURN BOND
PURCHASE CONTRACTS:
Canadian Dollar..............      153,287   $   136,014    02/07/07    $   131,586    $    (4,428)
Euro.........................      770,000       990,389    02/07/07      1,018,093         27,704
Japanese Yen.................  110,028,000       933,049    02/07/07        928,672         (4,377)
                                                                                       -----------
TOTAL........................                                                          $    18,899
                                                                                       ===========
SALE CONTRACTS:
Canadian Dollar..............      445,069   $   395,285    02/07/07    $   382,059    $    13,226
Euro.........................      302,634       381,464    02/07/07        400,143        (18,679)
                                                                                       -----------
TOTAL........................                                                          $    (5,453)
                                                                                       ===========
BALANCED
PURCHASE CONTRACTS:
Euro.........................    1,200,000   $ 1,543,464    02/07/07    $ 1,586,639    $    43,175
Japanese Yen.................  179,574,000     1,522,807    02/07/07      1,515,663         (7,144)
                                                                                       -----------
TOTAL........................                                                          $    36,031
                                                                                       ===========
SALE CONTRACTS:
Canadian Dollar..............      530,717   $   471,353    02/07/07    $   455,582    $    15,771
Euro.........................      514,478       648,490    02/07/07        680,243        (31,753)
                                                                                       -----------
TOTAL........................                                                          $   (15,982)
                                                                                       ===========

                        DIVERSIFIED INVESTORS PORTFOLIOS

10. FOREIGN CURRENCY FORWARD, SPOT AND CROSS CURRENCY CONTRACTS (CONTINUED)


                                                                                      NET UNREALIZED
                                 FOREIGN     IN EXCHANGE   SETTLEMENT      VALUE      APPRECIATION/
                                CURRENCY         FOR          DATE      AT 12/31/06   (DEPRECIATION)
                               -----------   -----------   ----------   -----------   --------------
INTERNATIONAL EQUITY
PURCHASE CONTRACTS:
Australian Dollar............        3,922   $     3,089    01/03/07    $     3,095    $         6
Euro.........................       21,617        28,528    01/04/07         28,536              8
Japanese Yen.................    1,131,540         9,502    01/04/07          9,508              6
Japanese Yen.................   15,127,670       127,129    01/09/07        127,186             57
                                                                                       -----------
                                                                                       $        77
                                                                                       ===========
SALE CONTRACTS:
Australian Dollar............      313,159   $   247,079    01/03/07    $   247,192    $      (113)
Euro.........................    1,556,527     2,043,610    01/02/07      2,054,693        (11,083)
Euro.........................    1,608,058     2,116,462    01/03/07      2,122,717         (6,255)
Great British Pounds.........      445,060       870,551    01/02/07        871,428           (877)
Great British Pounds.........      585,033     1,148,887    01/03/07      1,145,494          3,393
Great British Pounds.........      460,993       902,353    01/04/07        902,631           (278)
Hong Kong Dollars............    4,036,068       519,322    01/02/07        518,888            434
Japanese Yen.................  316,962,299     2,671,113    01/05/07      2,663,437          7,676
                                                                                       -----------
TOTAL........................                                                          $    (7,103)
                                                                                       ===========

                                                                                           NET UNREALIZED
                                                             PURCHASE          SALE        APPRECIATION/
                                         SETTLEMENT DATE   CURRENT VALUE   CURRENT VALUE   (DEPRECIATION)
                                         ---------------   -------------   -------------   --------------
FOREIGN CROSS CURRENCY CONTRACTS:
PURCHASE/SALE
Japanese Yen/Swiss Franc...............     01/05/07         $498,486        $500,117         $(1,631)
                                                                                              =======

                        DIVERSIFIED INVESTORS PORTFOLIOS

11. FINANCIAL HIGHLIGHTS

                                     RATIOS TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                       NET       NET INVESTMENT
       FOR THE                     NET EXPENSES     INVESTMENT    INCOME (LOSS)                  NET ASSETS,
        YEAR             NET          (NET OF         INCOME         (NET OF       PORTFOLIO        END OF       TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER          YEAR        RETURN
       -------         --------   ---------------   ----------   ---------------   ---------    --------------   ------
MONEY MARKET
12/31/2006               0.28%         0.28%           4.77%          4.77%            N/A      $  925,940,609    4.86%
12/31/2005               0.28          0.28            2.97           2.97             N/A         765,777,258    3.00
12/31/2004               0.28          0.28            1.17           1.17             N/A         809,352,385    1.17
12/31/2003               0.28          0.28            1.11           1.11             N/A         799,572,598    1.11
12/31/2002               0.28          0.28            1.70           1.70             N/A         864,772,946    1.72
HIGH QUALITY BOND
12/31/2006               0.38          0.38            4.03           4.03              55%        817,623,186    4.38
12/31/2005               0.39          0.39            3.25           3.25              58         788,399,166    1.95
12/31/2004               0.38          0.38            2.96           2.96              48         690,594,378    1.48
12/31/2003               0.38          0.38            3.19           3.19              50         622,748,334    2.34
12/31/2002               0.38          0.38            4.36           4.36              54         439,015,018    6.21
INTERMEDIATE GOVERNMENT BOND
12/31/2006               0.41          0.40            4.49           4.50             525         150,681,168    3.48
12/31/2005               0.40          0.40            3.45           3.45             756         261,106,523    1.34
12/31/2004               0.42          0.40            2.46           2.48             554         256,502,651    1.59
12/31/2003               0.38          0.38            2.91           2.91             392         265,519,988    1.60
12/31/2002               0.39          0.39            3.93           3.93             134         358,005,390    8.31
CORE BOND
12/31/2006               0.38          0.38            4.50           4.50             487(a)    2,077,821,449    4.17
12/31/2005               0.39          0.39            3.99           3.99           1,003(a)    2,052,893,035    2.38
12/31/2004               0.39          0.39            3.62           3.62             885(a)    1,655,367,885    4.65
12/31/2003               0.39          0.39            3.52           3.52             922(a)    1,468,787,007    4.64
12/31/2002               0.39          0.39            4.85           4.85             462         999,624,604    9.24
TOTAL RETURN BOND
12/31/2006               0.50          0.40            4.64           4.74             470(a)      120,636,427    4.96
12/31/2005(1)            0.55*         0.40*           3.93*          4.08*            327(a)       70,072,859    2.35

                        DIVERSIFIED INVESTORS PORTFOLIOS

11. FINANCIAL HIGHLIGHTS (CONTINUED)


                                     RATIOS TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                       NET       NET INVESTMENT
       FOR THE                     NET EXPENSES     INVESTMENT    INCOME (LOSS)                 NET ASSETS,
        YEAR             NET          (NET OF         INCOME         (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER         YEAR        RETURN
       -------         --------   ---------------   ----------   ---------------   ---------   --------------   ------
HIGH YIELD BOND
12/31/2006               0.59%         0.59%           7.86%          7.86%            93%     $  502,330,056    11.99%
12/31/2005               0.60          0.60            7.74           7.74             68         416,027,255     3.34
12/31/2004               0.60          0.60            8.06           8.06             80         351,772,536    10.32
12/31/2003               0.61          0.60            9.07           9.08            136         282,700,774    27.91
12/31/2002               0.61          0.60            9.15           9.16             95         208,085,535     2.19
BALANCED
12/31/2006               0.53          0.50            2.69           2.72            224(a)      381,648,801    11.74
12/31/2005               0.54          0.50            2.21           2.25            367(a)      410,747,655     5.59
12/31/2004               0.52          0.50            2.19           2.21            338(a)      419,726,689     8.31
12/31/2003               0.51          0.50            2.15           2.16            377(a)      434,085,832    17.69
12/31/2002               0.52          0.50            2.63           2.65            289         375,745,612   (10.01)
VALUE & INCOME
12/31/2006               0.48          0.48            1.47           1.47             31       3,538,943,726    20.68
12/31/2005               0.48          0.48            1.38           1.38             89       3,018,060,297     6.88
12/31/2004               0.48          0.48            1.79           1.79             44       2,705,463,322    12.91
12/31/2003               0.47          0.47            1.91           1.91             70       2,198,085,735    26.52
12/31/2002               0.48          0.48            1.97           1.97             31       1,553,159,805   (15.25)
VALUE
12/31/2006               0.71          0.55            1.26           1.42             74         101,282,906    15.44
12/31/2005(1)            1.18*         0.55*           1.15*          1.78*            21          35,138,512     9.47
GROWTH & INCOME
12/31/2006               0.63          0.63            1.11           1.11             73       1,159,020,245    11.77
12/31/2005               0.64          0.64            0.96           0.96             79       1,178,758,869     7.12
12/31/2004               0.64          0.64            1.22           1.22            184       1,135,948,434    10.79
12/31/2003               0.63          0.63            1.02           1.02            100       1,063,389,332    24.16
12/31/2002               0.66          0.65            0.77           0.78            115         799,621,503   (22.57)

                        DIVERSIFIED INVESTORS PORTFOLIOS

11. FINANCIAL HIGHLIGHTS (CONTINUED)


                                     RATIOS TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                       NET       NET INVESTMENT
       FOR THE                     NET EXPENSES     INVESTMENT    INCOME (LOSS)                 NET ASSETS,
        YEAR             NET          (NET OF         INCOME         (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER         YEAR        RETURN
       -------         --------   ---------------   ----------   ---------------   ---------   --------------   ------
EQUITY GROWTH
12/31/2006               0.64%         0.64%           0.43%           0.43%           84%     $2,526,917,456     4.12%
12/31/2005               0.65          0.65            0.34            0.34            76       2,587,382,061     7.18
12/31/2004               0.65          0.65            0.68            0.68           129       2,290,559,947     7.75
12/31/2003               0.65          0.65            0.34            0.34            61       1,975,636,700    26.48
12/31/2002               0.65          0.65            0.22            0.22            75       1,146,889,083   (23.60)
AGGRESSIVE EQUITY
12/31/2006               0.81          0.80           (0.18)          (0.17)          147         382,667,908     6.46
12/31/2005               0.81          0.80           (0.15)          (0.14)          187         382,129,060     8.20
12/31/2004               0.95          0.94           (0.49)          (0.48)          252         397,726,867    12.14
12/31/2003               1.01          1.00           (0.61)          (0.60)          165         371,333,010    28.12
12/31/2002               1.01          1.00           (0.60)          (0.59)           87         312,299,599   (26.56)
MID-CAP VALUE
12/31/2006               0.71          0.70            1.16            1.17            80         936,974,205    18.33
12/31/2005               0.72          0.70            1.26            1.28           112         641,531,538     9.77
12/31/2004               0.71          0.70            0.78            0.79           147         414,710,679    25.47
12/31/2003               0.75          0.70            0.51            0.56           156         216,193,119    41.63
12/31/2002               1.02          0.70            0.20            0.52           156          47,629,380   (15.09)
MID-CAP GROWTH
12/31/2006               0.75          0.75           (0.31)          (0.31)          151         309,909,061     2.17
12/31/2005               0.76          0.75           (0.39)          (0.38)          142         282,950,442    13.42
12/31/2004               0.79          0.75           (0.33)          (0.29)          223         210,100,872    15.38
12/31/2003               0.81          0.75           (0.37)          (0.31)          100         165,747,874    26.91
12/31/2002               0.96          0.75           (0.62)          (0.41)          138          44,270,757   (25.29)

                        DIVERSIFIED INVESTORS PORTFOLIOS

11. FINANCIAL HIGHLIGHTS (CONTINUED)


                                     RATIOS TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                       NET       NET INVESTMENT
       FOR THE                     NET EXPENSES     INVESTMENT    INCOME (LOSS)                 NET ASSETS,
        YEAR             NET          (NET OF         INCOME         (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER         YEAR        RETURN
       -------         --------   ---------------   ----------   ---------------   ---------   --------------   ------
SMALL-CAP VALUE
12/31/2006               0.87%         0.85%           0.25%           0.27%          105%     $  236,316,718     9.64%
12/31/2005               0.88          0.85            0.07            0.10           143         218,749,221    (4.70)
12/31/2004               0.89          0.85            0.27            0.31            42         172,735,949    21.75
12/31/2003               0.94          0.85            1.19            1.28            40         100,887,458    41.10
12/31/2002(2)            1.39*         0.85*          (0.17)*          0.37*           26          17,920,226   (21.90)
SPECIAL EQUITY
12/31/2006               0.85          0.85            0.29            0.29            86       1,211,556,459    11.77
12/31/2005               0.85          0.85            0.09            0.09            92       1,296,671,909    10.53
12/31/2004               0.84          0.84            0.15            0.15           103       1,227,530,742    12.63
12/31/2003               0.85          0.85           (0.02)          (0.02)          103       1,270,601,125    43.96
12/31/2002               0.84          0.84            0.05            0.05           109       1,005,958,858   (24.33)
SMALL-CAP GROWTH
12/31/2006               1.04          0.90           (0.43)          (0.29)          173         155,003,004     8.71
12/31/2005               0.98          0.90           (0.49)          (0.41)          183         132,903,534     0.55
12/31/2004               0.97          0.90           (0.58)          (0.51)           84         108,429,152    11.94
12/31/2003               1.02          0.90           (0.29)          (0.17)           81          83,589,643    39.31
12/31/2002(2)            1.48*         0.90*          (1.03)*         (0.45)*          68          16,521,455   (15.98)
INTERNATIONAL EQUITY
12/31/2006               0.87          0.87            1.78            1.78            81       2,101,152,473    27.31
12/31/2005               0.88          0.88            2.03            2.03            94       1,721,786,149    11.20
12/31/2004               0.87          0.87            1.85            1.85           171       1,401,617,944    19.66
12/31/2003               0.86          0.86            1.11            1.11            23       1,049,033,896    33.52
12/31/2002               0.87          0.87            0.83            0.83            25         656,888,348   (16.90)

---------------

(a) Portfolio turnover calculation includes effect of buying and selling TBA securities used in dollar roll transactions. Refer to Note 2I.

*   Annualized.

(1) Commencement of Operations, May 6, 2005.

(2) Commencement of Operations, April 15, 2002.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                   APPROVAL OF INVESTMENT ADVISORY CONTRACTS

                               DECEMBER 31, 2006
                                  (UNAUDITED)

     Diversified Investment Advisors, Inc. ("Diversified") manages the assets of each series of Diversified Investors Portfolios (each, a "Portfolio") pursuant to an Investment Advisory Agreement (the "Diversified Advisory Agreement") with Diversified Investors Portfolios. For each Portfolio, Diversified has entered into an Investment Subadvisory Agreement (each, a "Subadvisory Agreement") with one or more Subadvisers.

     A discussion of the Board's considerations and determinations with respect to the continuation of existing Diversified Advisory Agreements and Subadvisory Agreements and the approval of new Subadvisory Agreements during the six-month period ended June 30, 2006 is included in the Funds' Semi-Annual Report for such period.

     Additionally, five new Subadvisory Agreements were approved during the six-month period ended December 31, 2006.

     CORE BOND PORTFOLIO. BlackRock Advisors, Inc. ("BlackRock Advisors"), a Delaware corporation, became subadviser for the Core Bond Portfolio on December 3, 2001. On September 29, 2006, BlackRock, Inc. ("BlackRock"), the owner of 100% of the beneficial interest in the Core Bond Portfolio's subadviser at that time, BlackRock Advisors, acquired Merrill Lynch Investment Managers ("MLIM") in exchange for giving Merrill Lynch & Co., Inc. ("Merrill Lynch") a 49.8% interest in the combined company. This transaction constituted an "assignment" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), which resulted in the termination of the subadvisory agreement with BlackRock Advisors (the "Original BlackRock Subadvisory Agreement"). As part of the transaction, BlackRock Advisors transferred a number of its sub-advisory agreements to BlackRock Financial Management, Inc. ("BlackRock Financial Management"), including the Original BlackRock Subadvisory Agreement.

     The Board met on August 22, 2006, prior to the close of the transaction, and approved a new subadvisory agreement with BlackRock Financial Management (the "New BlackRock Subadvisory Agreement"), which took effect upon the closing of the transaction. At the meeting, the Board of Trustees received presentations from Diversified and representatives of BlackRock Financial Management. Discussed below are some of the material factors considered by the Board.

     The Board considered information with respect to BlackRock Financial Management, the rationale, structure and results of the proposed transaction between BlackRock and MLIM and whether the New BlackRock Subadvisory Agreement was in the best interests of the Core Bond Portfolio and its holders of beneficial interests. The Board noted that the combination of BlackRock and MLIM is expected to achieve scale in multiple products and markets, and result in a combined company with assets of approximately $1 trillion. The Board considered BlackRock's investment philosophy of emphasizing relative value, with value added primarily through sector and sub-sector rotation and security selection and portfolio duration controlled within a narrow band. The Board also considered the competitive performance of BlackRock against its benchmark and noted that the proposed transaction between BlackRock and MLIM is anticipated to result in the incorporation of each side's strengths.

     The Board considered that the Portfolio's portfolio management team was not expected to change as a result of the proposed transaction. The Board also noted that, other than the effective and termination dates and the identity of the BlackRock-affiliated subadviser, the New BlackRock Subadvisory Agreement was identical to the Original BlackRock Subadvisory Agreement, which the Board had recently approved. In their deliberations, the Board also considered information that had been received by the Board in connection with the Board's most recent approval of the Original

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2006

                                  (UNAUDITED)

BlackRock Subadvisory Agreement, in addition to information provided in connection with the Board's evaluation of the terms and conditions of the New BlackRock Subadvisory Agreement.

     Based upon its review and the representations made to it, the Board, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of any party to the New Subadvisory Agreement (the "Independent Trustees"), concluded that (a) the terms of the New BlackRock Subadvisory Agreement are reasonable, fair and in the best interests of the Core Bond Portfolio and its holders of beneficial interests, and (b) the fee provided in the New BlackRock Subadvisory Agreement is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality. Accordingly, after consideration of the above factors, and such other factors and information as it deemed relevant, the Board, including all of the Independent Trustees, approved the New BlackRock Subadvisory Agreement with BlackRock Financial Management.

     MID-CAP VALUE PORTFOLIO. At a meeting held on August 22, 2006, the Board of Trustees approved the appointment of RiverSource Investments, LLC ("RiverSource") as an additional subadviser to the Mid-Cap Value Portfolio. The Board of Trustees approved an Investment Subadvisory Agreement between Diversified and RiverSource (the "RiverSource Subadvisory Agreement"), following presentations by Diversified and representatives of RiverSource. Discussed below are some of the material factors considered by the Board.

     The Board considered the imminent capacity restraints of the Mid-Cap Value Portfolio's current subadvisers, and the resulting need to hire a third subadviser for the Portfolio. The Board noted that Diversified had identified and interviewed several advisers in an effort to locate a subadviser with an investment strategy that would complement the current subadvisers in the management of the Mid-Cap Value Portfolio, with sufficient capacity and with a demonstrable disciplined sub-style.

     The Board considered information with respect to RiverSource and whether the RiverSource Subadvisory Agreement was in the best interests of the Mid-Cap Value Portfolio and its holders of beneficial interests. As part of their deliberations, the Board took into account the nature and quality of the anticipated services to be provided by RiverSource and reviewed and discussed information regarding RiverSource's fees and composite performance, as compared to funds with similar investment objectives and the Russell Mid-Cap Value Index. The Board considered RiverSource's investment philosophy, which emphasizes a disciplined contrarian process with longer time horizons and a focus on opportunistic deep value. The Board also reviewed the major components of RiverSource's investment model, which employs a thematic top-down and bottom-up approach by industry, focusing on growth features of stocks. In evaluating RiverSource's ability to provide services to the Mid-Cap Value Portfolio, the Board also considered information as to RiverSource's business organization, financial resources, personnel, philosophy and other matters.

     The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel of RiverSource and the portfolio management team that would be primarily responsible for the day-to-day management of the Mid-Cap Value Portfolio. The Board received and considered information regarding the nature, extent and quality of services expected to be provided to the Mid-Cap Value Portfolio by RiverSource under the RiverSource Subadvisory Agreement and also considered the financial resources available to RiverSource. The Board reviewed and considered the subadvisory fee that would be payable by Diversified to RiverSource in light of the nature, extent and quality of the management services expected to be provided by RiverSource and the subadvisory fee paid to subadvisers of funds with similar mandates. The Board noted that Diversified, and not the Mid-Cap Value Portfolio, will pay the subadvisory fee to RiverSource. The Board recognized that RiverSource may realize economies of scale as the assets of the Mid-Cap Value Portfolio and the portion of the

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2006

                                  (UNAUDITED)

Portfolio allocated to RiverSource by Diversified grow. The Board noted that the terms and conditions of the RiverSource Subadvisory Agreement were substantially similar to the subadvisory agreement with LSV Asset Management and Cramer Rosenthal McGlynn, LLC, the Mid-Cap Value Portfolio's other subadvisers.

     Based upon its review and the representations made to it, the Board, including all of the Independent Trustees, concluded that (a) the terms of the RiverSource Subadvisory Agreement are reasonable, fair and in the best interests of the Mid-Cap Value Portfolio and its holders of beneficial interests, and (b) the fee provided in the RiverSource Subadvisory Agreement is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality. Accordingly, after consideration of the above factors, and such other factors and information as it deemed relevant, the Board, including all of the Independent Trustees, approved the RiverSource Subadvisory Agreement.

     SMALL-CAP VALUE PORTFOLIO. At a meeting held on August 22, 2006, the Board of Trustees approved the appointment of Mesirow Financial Investment Management, Inc. ("Mesirow") as an additional subadviser to the Small-Cap Value Portfolio. The Board of Trustees approved an Investment Subadvisory Agreement between Diversified and Mesirow (the "Mesirow Subadvisory Agreement"), following presentations by Diversified and representatives of Mesirow. Discussed below are some of the material factors considered by the Board.

     The Board considered the capacity restraints of the Small-Cap Value Portfolio's current subadviser, and the resulting need to hire a second subadviser for the Portfolio. Diversified reviewed with the Board its search process and criteria. The Board considered information with respect to Mesirow and whether the Mesirow Subadvisory Agreement was in the best interests of the Small-Cap Value Portfolio and its holders of beneficial interests. As part of their deliberations, the Board took into account the nature and quality of the anticipated services to be provided by Mesirow and reviewed and discussed information regarding Mesirow's fees and the performance of Mesirow funds with similar investment objectives as the Portfolio as compared to the Russell 2000 Value Index, the Russell Index and the Small-Cap Value Portfolio. The Board considered Mesirow's investment philosophy that a diversified portfolio of undervalued securities should outperform the market over time as well as preserve principal in a difficult market environment. The Board reviewed Mesirow's investment strategy, which employs a three stage process comprising of the identification of undervalued companies based on historical capital markets research, detailed analysis of company financial statements and operations and portfolio selection, trading and monitoring. The Board also reviewed the major components of Mesirow's investment model, which utilizes a fundamental bottom-up approach to investing, with stronger emphasis on dividend yield. In evaluating Mesirow's ability to provide services to the Portfolio, the Trustees also considered information as to Mesirow's financial resources, portfolio holdings, institutional client list, personnel, financial sector allocations, compliance program and other matters.

     Based upon its review and the representations made to it, the Board, including all of the Independent Trustees, concluded that (a) the terms of the Mesirow Subadvisory Agreement are reasonable, fair and in the best interests of the Small-Cap Value Portfolio and its holders of beneficial interests, and (b) the fee provided in the Mesirow Subadvisory Agreement is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality. Accordingly, after consideration of the above factors, and such other factors and information as it deemed relevant, the Board, including all of the Independent Trustees, approved the Mesirow Subadvisory Agreement.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2006

                                  (UNAUDITED)

     SPECIAL EQUITY PORTFOLIO. RS Investment Management, L.P., a California limited partnership, became a subadviser to the Special Equity Portfolio on March 26, 1999. On August 31, 2006, Guardian Investor Services LLC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acquired a majority interest in RS Investment Management Co. LLC ("RS"), the general partner of, and owner of 99.9% of the beneficial interest in the Special Equity Portfolio's subadviser at that time, RS Investment Management, L.P. This transaction constituted an "assignment" within the meaning of the 1940 Act, which resulted in the termination of the original subadvisory agreement with RS Investment Management, L.P. (the "Original RS Subadvisory Agreement"). In connection with the transaction, RS undertook a reorganization in which all investment advisory activities, including the activities of RS Investment Management, L.P., were consolidated under RS. This transaction did not result in a change in the composition of the RS portfolio management teams or investment professional compensation and did not materially impact the business or investment strategy of RS.

     The Board met on July 26, 2006, prior to the close of the transaction, and approved a new subadvisory agreement with RS (the "New RS Subadvisory Agreement"), which took effect upon the closing of the transaction. At the meeting, the Board of Trustees received presentations from Diversified and representatives of RS. Discussed below are some of the material factors considered by the Board.

     The Trustees considered information with respect to RS, the performance results of the Special Equity Portfolio, the rationale, structure and results of the acquisition and whether the New RS Subadvisory Agreement was in the best interests of the Special Equity Portfolio and its holders of beneficial interests. The Trustees considered that all portfolio managers of RS, who were employed by RS prior to the acquisition, were to enter into five-year employment agreements in connection with the acquisition. The Trustees noted that, after the acquisition, RS portfolio management teams and investment professional compensation was expected to remain unchanged and no material impact on the business or investment strategy of RS was expected. The Trustees noted that RS would retain operational and investment management autonomy after the acquisition. The Trustees also noted that, other than the effective and termination dates, the New RS Subadvisory Agreement was identical to the Original RS Subadvisory Agreement, which the Trustees had recently approved.

     Based upon its review and the representations made to it, the Board of Trustees, including all of the Independent Trustees, concluded that (a) the terms of the New RS Subadvisory Agreement are reasonable, fair and in the best interests of the Special Equity Portfolio and its holders of beneficial interests, and (b) the fee provided in the New RS Subadvisory Agreement is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality. Accordingly, after consideration of the above factors, and such other factors and information as it deemed relevant, the Board of Trustees, including all of the Independent Trustees, approved the New RS Subadvisory Agreement.

     SMALL-CAP GROWTH PORTFOLIO. At a meeting held on July 20, 2006, the Board of Trustees considered the termination of Trusco Capital Management, Inc. ("Trusco") as the subadviser to the Small-Cap Growth Portfolio and the appointment of Perimeter Capital Partners, LLC ("Perimeter") as interim subadviser to the Portfolio. The Trustees reviewed the Small-Cap Growth Portfolio's performance and considered the ability of Trusco to continue to effectively manage the Portfolio. The Board noted the performance of the Small-Cap Growth Portfolio and based on Diversified's recommendation, the Board authorized Diversified to terminate the Subadvisory Agreement with Trusco (the "Trusco Subadvisory Agreement"). Accordingly, effective July 24, 2006, Diversified terminated the Trusco Subadvisory Agreement. At Diversified's recommendation, the Small-Cap Growth Portfolio entered into an interim Subadvisory Agreement with Perimeter, whereby Perimeter became interim subadviser

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2006

                                  (UNAUDITED)

of the Small-Cap Growth Portfolio effective July 24, 2006 for a period no longer than 150 days in reliance on Rule 15a-4 under the Investment Company Act of 1940.

     At a meeting held on November 28, 2006, the Board of Trustees considered the appointment of Perimeter under a standard contractual term, and approved an Investment Subadvisory Agreement between Perimeter and Diversified with respect to the Small-Cap Growth Portfolio (the "Perimeter Subadvisory Agreement"), following presentations by Diversified and representatives of Perimeter. The Perimeter Subadvisory Agreement shall remain in force for an initial term of two years, unless otherwise terminated in accordance with the terms of the Agreement. Discussed below are some of the material factors considered by the Board.

     The Board considered Perimeter's performance as interim subadviser of the Small-Cap Growth Portfolio since July 24, 2006. The Board considered information with respect to Perimeter and whether the Perimeter Subadvisory Agreement was in the best interests of the Small-Cap Growth Portfolio and its holders of beneficial interests. As part of their deliberations, the Board took into account the nature and quality of the services currently provided and to be provided by Perimeter. The Board considered the performance of the Small-Cap Growth Portfolio while Perimeter was interim subadviser as compared to the Portfolio's benchmark, the Russell 2000 Growth Index. The Board considered Perimeter's investment philosophy, the foundation of which is a bottom-up approach to fundamental research and analysis. The Board noted Perimeter's investment process in which fundamental research is obtained, organized and prioritized and a research team then assesses the results of the fundamental research in the context of competitive positioning, industry/business cycle analyses, peer comparison, valuation analysis and viability of a company's business model. The Board reviewed Perimeter's investment strategy, which is earnings-growth focused, uses diversification to control risk, employs sell discipline as a critical link to successful stock selection and looks for style specific results. In evaluating Perimeter's ability to provide services to the Small-Cap Growth Portfolio, the Trustees also considered information as to Perimeter's financial resources, portfolio holdings, investment advisory fees, personnel, compliance policies and procedures and other matters.

     The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel of Perimeter and the portfolio management team that would be primarily responsible for the day-to-day management of the Small-Cap Growth Portfolio. The Board received and considered information regarding the nature, extent and quality of services expected to be provided to the Small-Cap Growth Portfolio by Perimeter under the Perimeter Subadvisory Agreement. The Board reviewed and considered the subadvisory fee that would be payable by Diversified to Perimeter in light of the nature, extent and quality of the management services expected to be provided by Perimeter and the subadvisory fee paid to subadvisers of funds with similar mandates. The Board noted that Diversified, and not the Small-Cap Growth Portfolio, will pay the subadvisory fee to Perimeter. The Board recognized that Perimeter may realize economies of scale as the assets of the Small-Cap Growth Portfolio and the portion of the Portfolio allocated to Perimeter by Diversified grow. The Board noted that the terms and conditions of the Perimeter Subadvisory Agreement were substantially similar to the Trusco Subadvisory Agreement.

     Based upon its review and the representations made to it, the Board, including all of the Independent Trustees, concluded that (a) the terms of the Perimeter Subadvisory Agreement are reasonable, fair and in the best interests of the Small-Cap Growth Portfolio and its holders of beneficial interests, and
(b) the fee provided in the Perimeter Subadvisory Agreement is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality. Accordingly,

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2006

                                  (UNAUDITED)

after consideration of the above factors, and such other factors and information as it deemed relevant, the Board, including all of the Independent Trustees, approved the Perimeter Subadvisory Agreement.

                                   * * * * *

     No single factor reviewed by the Board was identified as the principal factor in determining whether to approve a New Subadvisory Agreement, and each Board member attributed different weight to the various factors. The Independent Trustees discussed the proposed approval of each New Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of Diversified or the applicable subadviser were present.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                              TRUSTEES INFORMATION
                                  (UNAUDITED)

     Each portfolio is supervised by the Board of Trustees of Diversified Investors Portfolios. The respective Trustees and officers of each Series and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each Trustee and officer of Diversified Investors Portfolios is c/o Diversified Investment Advisors, Inc., Four Manhattanville Road, Purchase, New York 10577. Additional information about Diversified Investors Portfolios' Trustees may be found in Diversified Investors Portfolios' Statement of Additional Information, which is available without charge upon request by calling 1-800-755-5801.

OFFICERS AND INTERESTED TRUSTEES:

                                          POSITION(S), LENGTH OF      PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                                   TIME SERVED          PAST 5 YEARS, DIRECTORSHIPS HELD
------------                              ----------------------   ----------------------------------
Elizabeth L. Belanger..................   Assistant Secretary      05/2005 to present -- Vice
DOB: January 7, 1972                       since 2005              President and Senior Counsel,
                                                                   Diversified Investment Advisors,
                                                                   Inc.; 11/2003 to
                                                                   05/2005 -- Director of Compliance,
                                                                   Domini Social Investments LLC;
                                                                   09/1997-10/2003 -- Associate,
                                                                   Bingham McCutchen LLP; 04/2006 to
                                                                   present -- Director, Transamerica
                                                                   Financial Life Insurance Company.
Joseph P. Carusone.....................   Treasurer since 2001     Vice President and Director,
DOB: September 8, 1965                                             Diversified Investment Advisors,
                                                                   Inc.; 2004 to present -- Director,
                                                                   Transamerica Financial Life
                                                                   Insurance Company; 01/2007 to
                                                                   present -- President, Diversified
                                                                   Investors Securities Corp.
Robert F. Colby........................   Secretary since 1993     Senior Vice President and General
DOB: November 1, 1955                                              Counsel, Diversified Investment
                                                                   Advisors, Inc.; Vice President,
                                                                   Diversified Investors Securities
                                                                   Corp.; Vice President, Assistant
                                                                   Secretary, and Director,
                                                                   Transamerica Financial Life
                                                                   Insurance Company, Inc.
Suzanne Montemurro.....................   Assistant Treasurer      Vice President and Director,
DOB: August 13, 1964                       since 2002              Diversified Investment Advisors,
                                                                   Inc.
Mark Mullin............................   President since 2002     Chairman of the Board and Chief
DOB: February 16, 1963                     Trustee since 1998      Executive Officer, Diversified
                                                                   Investment Advisors, Inc.; 02/2002
                                                                   to present -- Director,
                                                                   Transamerica Financial Life
                                                                   Insurance Company, Inc.
Quedel Principal.......................   Assistant Secretary      Vice President and Senior Counsel,
DOB: February 4, 1966                      since 2004              Diversified Investment Advisors,
                                                                   Inc.; Director, Diversified
                                                                   Investors Securities Corp.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                        TRUSTEES INFORMATION (CONTINUED)
                                  (UNAUDITED)

                                          POSITION(S), LENGTH OF      PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                                   TIME SERVED          PAST 5 YEARS, DIRECTORSHIPS HELD
------------                              ----------------------   ----------------------------------
Rick Resnik............................   Chief Compliance         Chief Compliance Officer,
DOB: January 24, 1967                      Officer since 2004      Diversified Investment Advisors,
                                                                   Inc.; Director, Vice President,
                                                                   and Chief Compliance Officer,
                                                                   Diversified Investors Securities
                                                                   Corp.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                        TRUSTEES INFORMATION (CONTINUED)
                                  (UNAUDITED)

DISINTERESTED TRUSTEES:

                                          POSITION(S), LENGTH OF      PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                                   TIME SERVED          PAST 5 YEARS, DIRECTORSHIPS HELD
------------                              ----------------------   ----------------------------------
Neal M. Jewell.........................   Trustee since 1993       10/2004 to present -- Retired;
DOB: February 12, 1935                                             01/1996 to 10/2004 -- Independent
                                                                   Trustee, EAI Select Managers
                                                                   Equity Fund (a mutual fund)

Mitchell Johnson.......................   Trustee since 2006       07/1994 to present -- Private
DOB: March 1, 1942                                                 Investor, MAJ Capital Management;
                                                                   06/1996 to present -- Director,
                                                                   Federal Agriculture Mortgage
                                                                   Corporation; 06/2005 to present --
                                                                   Trustee, Advisors Inner Circle
                                                                   Funds, Advisors Inner Circle Funds
                                                                   II, and Bishop Street Funds
                                                                   (family of mutual funds); 12/1997
                                                                   to 02/2004 -- Trustee, Citizens
                                                                   Funds (family of mutual funds)

Eugene M. Mannella.....................   Trustee since 1993       01/2006 to
DOB: February 1, 1954                                              present -- Self-employed
                                                                   consultant; 01-2001 to present --
                                                                   President, Arapain Partners LLC
                                                                   (limited purpose broker/dealer);
                                                                   08/1993 to 12/2005 -- President,
                                                                   International Fund Services, Inc.
                                                                   (alternative asset administration)

Joyce Galpern Norden...................   Trustee since 1993       06/2004 to present -- Retired;
DOB: June 1, 1939                                                  09/1996 to 06/2004 -- Vice
                                                                   President, Institutional
                                                                   Advancement, Reconstructionist
                                                                   Rabbinical College

Lowell W. Robinson.....................   Trustee since 2006       12/2006 to present -- Chief
DOB: January 20, 1949                                              Financial and Chief Administrative
                                                                   Officer, MIVA Inc. (on-line direct
                                                                   marketing); 2004 to 2006 --
                                                                   President, LWR Advisors LLC
                                                                   (consulting); 2002 to
                                                                   2004 -- Special Counsel to the
                                                                   President, Polytechnic University;
                                                                   2002 to 2004 -- Senior Executive
                                                                   Vice President and Chief Financial
                                                                   Officer, Hotjobs.com; 2004 to
                                                                   present -- Director, Jones Apparel
                                                                   Group; 2004 to
                                                                   present -- Director, International
                                                                   Wire Group, Inc.; 2003 to
                                                                   2004 -- Director, Independent
                                                                   Wireless One Corp.; 2002 to
                                                                   2003 -- Director, Edison Schools,
                                                                   Inc. (school management)

                        DIVERSIFIED INVESTORS PORTFOLIOS
                        TRUSTEES INFORMATION (CONTINUED)
                                  (UNAUDITED)

                                          POSITION(S), LENGTH OF      PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                                   TIME SERVED          PAST 5 YEARS, DIRECTORSHIPS HELD
------------                              ----------------------   ----------------------------------
Patricia L. Sawyer.....................   Trustee since 1993,      12/1989 to present -- President
DOB: July 1, 1950                          Chairperson of Audit    and Executive Search Consultant,
                                           Committee since 2003    Smith & Sawyer LLC (consulting)

                      (This page intentionally left blank)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of MONY Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company and its subsidiaries (the "Company") at December 31, 2006 and 2005 and the results of their operations and their cash flows for the years ended December 31, 2006 and 2005 and the six months ended December 31, 2004 and the six (predecessor) months ended June 30, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for share-based compensation on January 1, 2006, for defined benefit pension and other postretirement plans on December 31, 2006 and for certain nontraditional long-duration contracts and Separate Accounts on January 1, 2004.


/s/ PricewaterhouseCoopers LLP
New York, New York

April 9, 2007

                           MONY LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                                                                   2006        2005
                                                                ---------   ---------
                                                                    (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated
      fair value ............................................   $ 8,702.7   $ 8,635.3
   Mortgage loans on real estate ............................     1,423.9     1,467.9
   Policy loans .............................................     1,109.4     1,122.3
   Equity real estate, held for the production of income ....        16.0        16.1
   Other equity investments .................................       173.0       209.3
   Other invested assets ....................................       432.1       426.1
                                                                ---------   ---------
      Total investments .....................................    11,857.1    11,877.0
Cash and cash equivalents ...................................       207.6       435.0
Amounts due from reinsurers .................................     1,090.6       980.7
Deferred policy acquisition costs ...........................       264.2       191.9
Value of business acquired ..................................       646.5       734.3
Other intangible assets, net ................................        31.7        34.2
Income taxes receivable .....................................       123.6        50.5
Other assets ................................................       260.5       444.4
Separate Accounts' assets ...................................     3,791.5     4,461.7
                                                                ---------   ---------
TOTAL ASSETS ................................................   $18,273.3   $19,209.7
                                                                =========   =========
LIABILITIES
Future policy benefits and other policyholders liabilities ..   $ 8,671.2   $ 8,679.4
Policyholders' account balances .............................     3,456.6     3,623.4
Other liabilities ...........................................       584.9       711.7
Long-term debt ..............................................       101.9       216.9
Separate Accounts' liabilities ..............................     3,791.5     4,461.7
                                                                ---------   ---------
      Total liabilities .....................................    16,606.1    17,693.1
                                                                ---------   ---------
Commitments and contingent liabilities (Notes 2, 5, 11, 12,
   17 and 18)
SHAREHOLDER'S EQUITY
Common stock, $1.00 par value; 2.5 million shares
   authorized, 2.5 million issued and outstanding ...........         2.5         2.5
Capital in excess of par value ..............................     1,720.6     1,769.7
Accumulated deficit .........................................       (40.7)     (243.3)
Accumulated other comprehensive loss ........................       (15.2)      (12.3)
                                                                ---------   ---------
      Total shareholder's equity ............................     1,667.2     1,516.6
                                                                ---------   ---------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ..................   $18,273.3   $19,209.7
                                                                =========   =========

                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                     YEAR         Six Year       Six Months     Six Months
                                                                     ENDED          Ended          Ended          Ended
                                                                 DECEMBER 31,   December 31,   December 31,      June 30,
                                                                     2006           2005           2004            2004
                                                                 ------------   ------------   ------------   -------------
                                                                  (SUCCESSOR)    (Successor)    (Successor)   (Predecessor)
                                                                                        (IN MILLIONS)
REVENUES
Premiums .....................................................     $  497.9       $  555.2       $  369.3        $ 346.9
Universal life and investment-type product policy
   fee income ................................................        215.6          200.8          101.8          107.5
Net investment income ........................................        672.2          671.1          306.4          351.6
Investment (losses) gains, net ...............................         (4.4)           1.7           13.3           (5.1)
Commissions, fees and other income ...........................         77.2          144.0           81.3           61.1
                                                                   --------       --------       --------        -------
      Total revenues .........................................      1,458.5        1,572.8          872.1          862.0
                                                                   --------       --------       --------        -------
BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ......................................        806.7          807.1          508.5          496.8
Interest credited to policyholders' account balances .........        134.0          141.4           73.1           77.5
Compensation and benefits ....................................         70.9           94.6           69.9          104.0
Commissions ..................................................        116.9          188.2          121.3          122.2
Interest expense .............................................         13.5           18.8            9.5            9.5
Amortization of deferred policy acquisition costs and
   value of business acquired ................................        116.7           71.6           62.2           62.0
Capitalization of deferred policy acquisition costs ..........        (95.4)        (136.7)        (100.2)        (113.7)
Amortization of other intangible assets ......................          3.3            4.2            2.4            1.5
Impairment of goodwill .......................................           --             --          425.8             --
Rent expense .................................................          8.7           27.8           11.8           16.6
Other operating costs and expenses ...........................         66.4           98.7           83.7          119.4
                                                                   --------       --------       --------        -------
      Total benefits and other deductions ....................      1,241.7        1,315.7        1,268.0          895.8
                                                                   --------       --------       --------        -------
Earnings (loss) from continuing operations
   before income taxes .......................................        216.8          257.1         (395.9)         (33.8)
Income tax (expense) benefit .................................        (80.1)         (97.8)         (13.5)          10.3
                                                                   --------       --------       --------        -------
Earnings (loss) from continuing operations ...................        136.7          159.3         (409.4)         (23.5)
Earnings from discontinued operations, net of income taxes ...          4.7            4.5            2.3            1.7
Gains on disposal of discontinued operations,
   net of income taxes .......................................         61.2             --             --             --
Cumulative effect of accounting change, net of income taxes ..           --             --             --            4.0
                                                                   --------       --------       --------        -------
Net Earnings (Loss) ..........................................     $  202.6       $  163.8       $ (407.1)       $ (17.8)
                                                                   ========       ========       ========        =======

                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                    RETAINED      ACCUMULATED
                                                       CAPITAL      EARNINGS/        OTHER           TOTAL
                                            COMMON    IN EXCESS   (ACCUMULATED   COMPREHENSIVE   SHAREHOLDER'S
                                             STOCK      OF PAR      DEFICIT)     INCOME (LOSS)       EQUITY
                                           --------   ---------   ------------   -------------   -------------
                                                                      (IN MILLIONS)
Predecessor balance, January 1, 2004 ...   $    2.5    $1,796.7     $ 169.0         $ 70.8         $2,039.0
Unamortized restricted stock
   compensation ........................         --         1.3          --             --              1.3
Comprehensive loss:
   Net loss ............................         --          --       (17.8)            --            (17.8)
   Other comprehensive loss ............         --          --          --          (49.0)           (49.0)
   Minimum pension liability ...........         --          --          --            1.4              1.4
                                                                                                   --------
      Comprehensive loss ...............                                                              (65.4)
                                           --------    --------     -------         ------         --------
Predecessor balance, June 30, 2004 .....        2.5     1,798.0       151.2           23.2          1,974.9
Effect of push-down accounting of
   AXA Financial's purchase price of
   net assets ..........................         --      (171.4)     (151.2)         (23.2)          (345.8)
                                           --------    --------     -------         ------         --------
Successor balance, July 1, 2004 ........        2.5     1,626.6          --             --          1,629.1
Capital contributions ..................         --       275.0          --             --            275.0
Dividends ..............................         --       (33.0)         --             --            (33.0)
Comprehensive loss:
   Net loss ............................         --          --      (407.1)            --           (407.1)
   Other comprehensive income ..........         --          --          --           40.1             40.1
                                                                                                   --------
      Comprehensive loss ...............                                                             (367.0)
                                           --------    --------     -------         ------         --------
Successor balance, December 31, 2004 ...        2.5     1,868.6      (407.1)          40.1          1,504.1
Dividends ..............................         --       (75.0)         --             --            (75.0)
Transfer of intangible asset ...........         --       (23.9)         --             --            (23.9)
Comprehensive income:
   Net earnings ........................         --          --       163.8             --            163.8
   Other comprehensive loss ............         --          --          --          (52.4)           (52.4)
                                                                                                   --------
      Comprehensive income .............                                                              111.4
                                           --------    --------     -------         ------         --------
Successor balance, December 31, 2005 ...        2.5     1,769.7      (243.3)         (12.3)         1,516.6
Dividends ..............................         --       (35.0)         --             --            (35.0)
Transfer of intangible asset ...........         --       (19.9)         --             --            (19.9)
Share-based programs ...................         --         5.8          --             --              5.8
Comprehensive income:
   Net earnings ........................         --          --       202.6             --            202.6
   Other comprehensive loss ............         --          --          --          (12.8)           (12.8)
   Adjustment to initially apply SFAS
      No. 158, net of income taxes .....         --          --          --            9.9              9.9
                                                                                                   --------
      Comprehensive income .............                                                              199.7
                                           --------    --------     -------         ------         --------
Successor balance, December 31, 2006 ...   $    2.5    $1,720.6     $ (40.7)        $(15.2)        $1,667.2
                                           ========    ========     =======         ======         ========

                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                              YEAR           Year        Six Months      Six Months
                                                              ENDED          Ended          Ended          Ended
                                                          DECEMBER 31,   December 31,   December 31,      June 30,
                                                              2006           2005           2004            2004
                                                          ------------   ------------   ------------   -------------
                                                           (SUCCESSOR)    (Successor)    (Successor)   (Predecessor)
                                                                                 (IN MILLIONS)
Net earnings (loss)  ..................................     $   202.6      $   163.8      $  (407.1)      $  (17.8)
Adjustments to reconcile net earnings (loss) to net
   cash provided by (used in) operating activities:
      Interest credited to policyholders' account
         balances .....................................        134.0          141.4           73.6           77.5
      Universal life and investment-type product policy
         fee income ...................................       (215.6)        (200.8)        (101.8)        (107.5)
      Change in accrued investment income .............          0.7           (2.2)           9.5           35.3
      Investment losses (gains), net ..................          4.4           (1.7)         (14.4)           5.1
      Change in deferred policy acquisition costs and
      value of business acquired ......................         21.3          (65.1)         (38.0)         (48.2)
      Change in future policy benefits and other
         policyholders' liabilities ...................        (24.6)         (16.0)          42.5           20.7
      Change in income taxes receivable ...............        (87.2)          77.4           43.1          (15.7)
      Other depreciation and amortization .............         65.7           84.0           54.2            9.0
      Amortization of other intangible assets .........         13.6           11.1            7.6            1.5
      Impairment of goodwill ..........................           --             --          425.8             --
      Dividend from AllianceBernstein units ...........         22.1           17.5             --             --
      Cumulative effect of the adoption of SOP 03-1 ...           --             --             --           (6.2)
      Gain on disposal of discontinued operations .....        (61.2)            --             --             --
      Other, net ......................................       (120.3)         (35.2)        (174.2)         102.2
                                                           ---------      ---------      ---------       --------
Net cash (used in) provided by operating activities ...        (44.5)         174.2          (79.2)          55.9
                                                           ---------      ---------      ---------       --------
Cash flows from investing activities:
   Sales, maturities or repayments of investments:
      Fixed maturities ................................      1,132.9          980.1        1,296.5        1,193.2
      Mortgage loans on real estate ...................        388.3          470.6          313.0          165.4
      Other equity investments ........................         53.9           53.4           20.2           23.9
      Other invested assets ...........................        279.4            1.7           17.0           38.6
      Decrease in capitalized software, leasehold
         improvements and EDP equipment ...............          6.8           14.5             --             --
   Purchases of investments:
      Fixed maturities ................................     (1,323.9)      (1,518.9)      (1,967.5)        (741.7)
      Mortgage loans on real estate ...................       (347.4)        (159.4)        (141.8)        (279.6)
      Other equity investments ........................        (20.1)         (33.7)         (10.8)         (15.6)
      Other invested assets ...........................        (58.3)          (3.4)         (32.3)         (30.4)
      Increase in capitalized software, leasehold
         improvements and EDP equipment ...............           --             --           (1.9)          (9.6)
      Policy loans, net ...............................         12.9           14.3           26.0           17.3
                                                           ---------      ---------      ---------       --------
Net cash provided by (used in) investing activities ...        124.5         (180.8)        (481.6)         361.5
                                                           ---------      ---------      ---------       --------

                           MONY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (CONTINUED)

                                                              YEAR           Year        Six Months      Six Months
                                                              ENDED          Ended          Ended          Ended
                                                          DECEMBER 31,   December 31,   December 31,      June 30,
                                                              2006           2005           2004            2004
                                                          ------------   ------------   ------------   -------------
                                                           (SUCCESSOR)    (Successor)    (Successor)   (Predecessor)
                                                                                 (IN MILLIONS)
Cash flows from financing activities:
   Policyholders' account balances:
      Deposits ........................................      $ 726.4       $ 892.6        $ 407.9         $ 620.7
      Withdrawals from and transfers to Separate
         Accounts .....................................       (883.8)       (851.1)        (339.6)         (431.1)
   Repayment of long term debt ........................       (115.0)           --             --              --
   Payment to AXA Bermuda relating to co-insurance
      agreement .......................................           --            --          (8.4)              --
   Capital contribution ...............................           --            --           50.0              --
   Dividends paid to shareholder ......................        (35.0)        (75.0)         (33.0)             --
                                                             -------       -------        -------         -------
Net cash (used in) provided by financing activities ...       (307.4)        (33.5)          76.9           189.6
                                                             -------       -------        -------         -------
Change in cash and cash equivalents ...................       (227.4)        (40.1)        (483.9)          607.0
Cash and cash equivalents, beginning of period ........        435.0         475.1          959.0           376.0
                                                             -------       -------        -------         -------
Cash and Cash Equivalents, End of Period ..............      $ 207.6       $ 435.0        $ 475.1         $ 983.0
                                                             =======       =======        =======         =======
Supplemental cash flow information:
   Interest Paid ......................................      $  13.5       $  18.8        $   9.5         $   9.5
                                                             =======       =======        =======         =======
   Income Taxes Paid (Refunded) .......................      $ 152.0       $  13.3        $ (39.0)        $    --
                                                             =======       =======        =======         =======
Schedule of non-cash financing activities:
Transfer of the Investment Management Contracts
   Intangible Assets to AXA Equitable .................      $ (19.9)      $    --        $    --         $    --
                                                             =======       =======        =======         =======
   Transfer of the Distribution Network Intangible
      Assets to AXA Financial Group ...................      $    --       $ (23.9)       $    --         $    --
                                                             =======       =======        =======         =======
   Capital Contribution of AllianceBernstein Units from
      AXA Financial Group .............................      $    --       $    --        $ 225.0         $    --
                                                             =======       =======        =======         =======
   Share-based programs ...............................      $   5.8       $    --        $    --         $    --
                                                             =======       =======        =======         =======
   Transfer of Bonds to AXA Bermuda Relating to
      Co-insurance Agreement (Note 10) ................      $    --       $    --        $ (91.6)        $    --
                                                             =======       =======        =======         =======

                See Notes to Consolidated financial statements.

                           MONY LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)   ORGANIZATION

     MONY Life Insurance Company ("MONY Life" and, collectively with its consolidated subsidiaries "the Company"), provides life insurance, annuities, corporate-owned and bank-owned life insurance ("COLI" and "BOLI") and mutual funds. MONY Life is a wholly-owned subsidiary of MONY Holdings, LLC ("MONY Holdings"), which in turn is a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group") as a result of the acquisition of The MONY Group Inc. ("MONY" and, collectively with its consolidated subsidiaries the "MONY Companies") by AXA Financial in 2004.

     MONY Life's direct and indirect wholly-owned operating subsidiaries include: (i) MONY Life Insurance Company of America ("MLOA"), an Arizona domiciled life insurance company, (ii) Enterprise Capital Management, Inc. ("Enterprise"), an investment advisor to certain of AXA Financial Group's retail proprietary mutual funds, (iii) Enterprise Fund Distributors, Inc. ("Enterprise Distributors"), the distributor of AXA Financial Group's proprietary mutual funds, (iv) U.S. Financial Life Insurance Company ("USFL"), an Ohio domiciled insurer underwriting specialty risk life insurance business, (v) MONY Securities Corporation ("MSC"), formally a broker-dealer and investment advisor registered with the Securities and Exchange Commission, which distributed its products and services through MONY Life's career agency sales force as well as through a network of accounting professionals and (vi) MONY Brokerage, Inc. ("MBI"), a licensed insurance broker, which principally provided MONY Life's career agency sales force with access to life, annuity, small group health, and specialty insurance products written by other insurance companies. MSC and MBI ceased doing business on June 6, 2005 in connection with AXA Financial's integration of the MONY companies.

     On July 8, 2004, the acquisition of MONY by AXA Financial (the "MONY Acquisition") was completed and, under the terms of the related merger agreement, AXA Financial paid or made provisions to pay MONY shareholders approximately $1.5 billion in cash, representing $31.00 for each share of MONY's common stock. MONY shareholders also received a dividend from MONY totaling $0.34755 per share.

     The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations", and SFAS No. 142, "Goodwill and Other Intangible Assets". In connection with the acquisition, the Company adjusted the cost basis of its assets and liabilities to fair value on the acquisition date (the "Purchase Adjustments"). References in these financial statements to "Predecessor" refer to the Company prior to July 1, 2004. References to "Successor" refer to the Company on and after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments. For accounting purposes (due to convenience and the immateriality of the results of MONY and its subsidiaries from July 1 through July 8), AXA Financial has consolidated MONY and its subsidiaries and reflected its results from July 1, 2004 in its consolidated statements of earnings and consolidated cash flows. The Company's activity for the period from July 1, 2004 through July 8, 2004 is, therefore, included in the Successor's statements of operations and excluded from the Predecessor's statement of operations. The Predecessor's statements of operations is presented using the Company's historical basis of accounting.

     The determination of the Purchase Adjustments relating to investments reflects management's reliance on independent price quotes where available. Other Purchase Adjustments required significant management estimates and assumptions. The Purchase Adjustments related to the value of business acquired ("VOBA") and liabilities, including policyholder reserves, required management to exercise judgment to assess the value of these items. The Purchase Adjustments resulted in a revalued balance sheet, which may result in future earnings trends that differ significantly from historical trends. The Company does not anticipate any material impact on its liquidity, or its ability to pay policyholders claims, arising out of the purchase accounting process related to the merger.

2)   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation

     The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

     The accompanying consolidated financial statements include the accounts of:
     MONY Life; those of its subsidiaries engaged in insurance related businesses; other subsidiaries, principally Enterprise, MSC and MBI; and those partnerships and joint ventures in which the Company has control and a majority economic interest that meet the requirements for consolidation.

     All significant intercompany transactions and balances have been eliminated in consolidation. The term "full year 2006", "full year 2005" and "full year 2004" refer to the years ended December 31, 2006, 2005 and 2004, respectively. The terms "six months ended December 31,

     2004" and "six months ended June 30, 2004" refer to the 2004 Successor and Predecessor periods, respectively. Certain reclassifications have been made in the prior period amounts to conform to the current presentation. The consolidated statements of cash flows for the full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004 have been revised to reflect cash outflows related to capitalized software, leasehold improvements and EDP equipment as cash used in investing activities rather than cash used by operating activities to be consistent with the full year 2006 presentation.

     Accounting Changes

     Although the Company has no employees, under service agreements with affiliates, the Company is charged for services, including personnel services and employee benefits, provided on its behalf.

     On December 31, 2006, the Company implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 does not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

     As required by SFAS No. 158, the $9.9 million, net of income tax, impact of initial adoption has been reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension at December 31, 2006 reduced total assets by approximately $2.8 million, principally due from the decrease in income taxes receivable of $5.3 million partially offset by an increase in prepaid pension cost of $2.5 million and decreased total liabilities by approximately $12.7 million, principally due to the increase in benefit plan liabilities. See Note 11 of Notes to Consolidated Financial Statements for further information.

     SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

     On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, the Company elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), The Company had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares and various cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes for 2006 and consolidated net earnings for 2006 were $5.8 million and $3.7 million lower, respectively, than if these plans had continued to be accounted for under APB No. 25.

     Under the modified prospective method, the Company applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 that prior to adoption of SFAS No. 123(R) would have been reflected by the Company only in pro forma disclosures, were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

     On January 1, 2006, the Company adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on the Company's results of operations or financial position.

     In third quarter 2004, the Company began to implement Financial Accounting Standards Board ("FASB") Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003", that provides guidance on employers' accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") signed into law in December 2003. The MMA introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. FSP No. 106-2 required the effects of the MMA to be reflected in measurements of the accumulated postretirement benefits obligation and net periodic postretirement benefit cost made on or after the date of enactment. As permitted by FSP No. 106-2, the Company initially elected to defer these remeasurements and to provide required disclosures pending regulations regarding the determination of eligibility for the Federal subsidy under the MMA. Following consideration of regulations and guidance issued by the Center for Medicare and Medicaid Services in fourth quarter 2005, management and its actuarial advisors concluded that the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits. Consequently, the estimated subsidy has been reflected in measurements of the accumulated postretirement benefits obligations for these plans as of January 1, 2005, and the resulting aggregate reduction of $12.0 million was accounted for prospectively as an actuarial experience gain in accordance with FSP No. 106-2. The impact of the MMA, including the effect of the subsidy, resulted in a decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $1.3 million.

     Effective January 1, 2004, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts issued by the Company, and (b) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

     As a result of the adoption of SOP 03-1, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to adopting SOP 03-1, such liabilities had been reported at market adjusted value.

     In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both of the Company's previous methods of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

     The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in the six months ended June 30, 2004 (Predecessor) net loss of $4.0 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

     New Accounting Pronouncements

     On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, with earlier application encouraged. Management is currently assessing the potential impacts of adoption of SFAS No. 157.

     On July 13, 2006, the FASB issued FASB Interpretation ("FIN") 48, "Accounting for Uncertainty in Income Taxes," to clarify the criteria used to recognize and measure the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained assuming examination by the taxing authority, based on the technical merits of the position. Tax positions meeting the recognition criteria are required to be measured at the largest amount of tax benefit that is more than 50 percent likely of being realized upon ultimate settlement and, accordingly, requires consideration of the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. FIN 48 is effective for fiscal years beginning after December 15, 2006, thereby requiring application of its provisions, including the threshold criteria for recognition, to all tax positions of the Company at January 1, 2007. The cumulative effect of applying FIN 48, if any, is to be reported as an adjustment to the opening balance of retained earnings. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. Management is currently assessing the potential impacts of adoption of FIN 48.

     On September 19, 2005, the AICPA released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC"), VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. The adoption of SOP 05-1 is not expected to have a material impact on the Company's results of operations or financial position.

     Closed Block

     As a result of demutualization, the Closed Block was established in 1998 for the benefit of certain individuals' participating policies in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its own participating policyholders.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block's policyholders and will not revert to the benefit of MONY Life. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

     The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company had developed an actuarial calculation of the expected timing of its Closed Block earnings. Further, in connection with the MONY Acquisition, AXA Financial Group has developed a revised actuarial calculation of the expected timing of the Company's Closed Block earnings as of July 1, 2004.

     If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

     Many expenses related to Closed Block operations, including amortization of DAC and VOBA, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

     Investments

     The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

     Valuation allowances are netted against the asset categories to which they apply.

     Policy loans are stated at unpaid principal balances.

     Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with Equity real estate or Other equity investments, as appropriate.

     Equity securities include common stock classified as available for sale securities are carried at estimated fair value and are included in Other equity investments.

     Units held in AllianceBernstein L.P. ("AllianceBernstein"), an affiliate, are carried on the equity method and reported in Other invested assets.

     Short-term investments are stated at amortized cost that approximates fair value and are included with Other invested assets.

     Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

     All securities owned including United States government and agency securities and mortgage-backed securities are recorded in the consolidated financial statements on a trade date basis.

     Derivatives

     All derivates outstanding at December 31, 2006 and 2005 are recognized on the balance sheet at their fair values. All gains and losses on derivatives are reported in earnings.

     Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

     Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

     Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Closed Block policyholder dividend obligation, DAC and VOBA related to universal life and investment-type products and participating traditional life contracts.

     Fair Value of Other Financial Instruments

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments were not material at December 31, 2006 and 2005.

     Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

     Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

     The estimated fair values for the Company's supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

     The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

     Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates.

     Recognition of Insurance Income and Related Expenses

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums related in proportion to the amount of reinsurance protection provided.

     DAC and VOBA

     Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     VOBA, which arose from the MONY Acquisition, was established in accordance with business combination purchase accounting guidance. VOBA is the actuarially determined present value of estimated future gross profits of insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

     For universal life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

     A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.9% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.9% net of product weighted average Separate Account fees) and 0% (-2.1% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2006, current projections of future average gross market returns assume a 0.5% return for 2007 which is within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 7 quarters.

     In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

     Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2006, the average rate of assumed investment yields, excluding policy loans is 5.0%. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC and VOBA of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

     Policyholders' Account Balances and Future Policy Benefits

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     The Company issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. The Company also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

     For reinsurance contracts, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 6.0% for life insurance liabilities and from 2.5% to 6.75% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumption as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Policyholders' Dividends

     The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by MONY Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate levels of statutory surplus to be retained by MONY Life.

     At December 31, 2006, participating policies, including those in the Closed Block, represent approximately 20.0% ($22.3 billion) of directly written life insurance in-force, net of amounts ceded.

     Separate Accounts

     Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts' assets are subject to General Account claims only to the extent Separate Accounts' assets exceed Separate Accounts' liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Company.

     The investment results of Separate Accounts on which the Company does not bear the investment risk are reflected directly in Separate Accounts' liabilities and are not reported in revenues in the statements of operations. For the years ended December 31, 2006, 2005 and 2004, investment results of such Separate Accounts were gains of $429.8 million, $283.4 million and $522.9 million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts' liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

     Other Intangible Asset

     The insurance distribution network intangible asset, related to the MONY Acquisition, is amortized on a straight-line basis with an estimated useful life of 15 years.

     Other Accounting Policies

     Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

     MONY Life filed a consolidated Federal income tax return with its life and non-life subsidiaries for the Predecessor period. Beginning in the Successor period, MONY Life files a consolidated Federal income tax return with its life subsidiaries. MONY Life's non-life subsidiaries will file a separate consolidated Federal income tax return for the same Successor periods. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Discontinued operations include Enterprise distribution contracts and operations and real estate held-for-sale.

     The Company, through Enterprise Distributors, sells Class B and C shares of AXA Financial Group's retail proprietary mutual funds, which are subject to a contingent deferred saleas charge ("CDSC"). At the time of sale, the Company pays commissions to brokers and dealers for sales of AXA Financial Group's retail proprietary mutual funds' Class B and C shares. Class B commissions paid are deferred and amortized on the lesser of six years straight-line, or the period during which the related distribution and CDSC revenues are earned. The Company evaluates the recoverability through ongoing estimates of future revenues from Class B shares. Class C share commissions are expensed when paid.

     Real estate investments meeting the following criteria are classified as real estate held-for-sale:

     - Management having the authority to approve the action commits the organization to a plan to sell the property.

     - The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

     - An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

     - The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

     - The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

     - Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

     Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

     Real estate held-for-sale is included in Other assets in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2006 were not significant.

3)   INVESTMENTS

     Fixed Maturities and Equity Securities

     The following table provides additional information relating to fixed maturities and equity securities.

                                                              GROSS        GROSS
                                               AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
                                                  COST        GAINS       LOSSES     FAIR VALUE
                                               ---------   ----------   ----------   ----------
                                                                 (IN MILLIONS)
DECEMBER 31, 2006
Fixed Maturities:
   Available for Sale:
      Corporate ............................    $7,314.0      $36.2       $120.9      $7,229.3
      Mortgage-backed ......................       243.8        0.1          3.0         240.9
      U.S. Treasury, government
         and agency securities .............       726.9        9.0          4.8         731.1
      State and political subdivisions .....        11.3        0.5           --          11.8
      Foreign governments ..................        75.2        0.4          0.7          74.9
      Redeemable preferred stock ...........       425.4        2.4         13.1         414.7
                                                --------      -----       ------      --------
         Total Available for Sale ..........    $8,796.6      $48.6       $142.5      $8,702.7
                                                ========      =====       ======      ========
Equity Securities:
   Available for Sale ......................    $   22.6      $ 3.1       $   --      $   25.7
                                                ========      =====       ======      ========
December 31, 2005
Fixed Maturities:
   Available for Sale:
      Corporate ............................    $7,365.9      $59.3       $ 92.6      $7,332.6
      Mortgage-backed ......................       284.8        1.1          2.9         283.0
      U.S. Treasury, government
         and agency securities .............       676.6       14.9          3.7         687.8
      States and political subdivisions ....        11.2        0.8           --          12.0
      Foreign governments ..................        96.4        0.9          0.4          96.9
      Redeemable preferred stock ...........       227.8        1.2          6.0         223.0
                                                --------      -----       ------      --------
         Total Available for Sale ..........    $8,662.7      $78.2       $105.6      $8,635.3
                                                ========      =====       ======      ========
Equity Securities:
   Available for Sale ......................    $   40.4      $ 2.1       $  1.0      $   41.5
                                                ========      =====       ======      ========

     For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2006 and 2005, securities without a readily ascertainable market value having an amortized cost of $2,344.4 million and $2,288.1 million, respectively, had estimated fair values of $2,314.9 million and $2,284.6 million, respectively.

     The contractual maturity of fixed maturities at December 31, 2006 is shown below:

                                     AVAILABLE FOR SALE
                                   ----------------------
                                   AMORTIZED    ESTIMATED
                                      COST     FAIR VALUE
                                   ---------   ----------
                                        (IN MILLIONS)
Due in one year or less ........    $  363.2    $  361.5
Due in years two through five ..     1,920.6     1,896.6
Due in years six through ten ...     4,110.9     4,061.1
Due after ten years ............     1,732.7     1,727.9
                                    --------    --------
   Subtotal ....................     8,127.4     8,047.1
Mortgage-backed securities .....       243.8       240.9
                                    --------    --------
Total ..........................    $8,371.2    $8,288.0
                                    ========    ========

     Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by AXA Financial Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

     The following table discloses fixed maturities (701 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2006:

                                  LESS THAN 12 MONTHS       12 MONTHS OR LONGER              TOTAL
                                -----------------------   -----------------------   -----------------------
                                                GROSS                     GROSS                     GROSS
                                 ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                FAIR VALUE     LOSSES     FAIR VALUE     LOSSES     FAIR VALUE     LOSSES
                                ----------   ----------   ----------   ----------   ----------   ----------
                                                               (IN MILLIONS)
Fixed Maturities:
Corporate ...................    $1,545.8       $17.0      $3,658.4      $103.9      $5,204.2      $120.9
Mortgage-backed .............        40.6         0.2         148.8         2.8         189.4         3.0
U.S. Treasury, government
   and agency securities ....       177.5         0.9         316.1         3.9         493.6         4.8
States and political
   subdivisions .............          --          --           2.2          --           2.2          --
Foreign governments .........        38.2         0.3          27.1         0.4          65.3         0.7
Redeemable preferred stock ..        28.4         0.3         264.9        12.8         293.3        13.1
                                 --------       -----      --------      ------      --------      ------
Total Temporarily Impaired
   Securities ...............    $1,830.5       $18.7      $4,417.5      $123.8      $6,248.0      $142.5
                                 ========       =====      ========      ======      ========      ======

     The Company's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2006, approximately $237.9 million, or 2.7%, of the $8,796.6 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

     At December 31, 2006, the carrying value of fixed maturities which were non-income producing for the twelve months preceding that date was $1.2 million.

     Mortgage Loans

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $4.2 million and $5.3 million at December 31, 2006 and 2005, respectively. Gross interest income on these loans included in net investment income aggregated $0.3 million, $0.3 million, $0.2 million and $0.5 million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0.3 million, $0.4 million, $0.2 million and $0.7 million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

     Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                      DECEMBER 31,
                                                                     -------------
                                                                      2006    2005
                                                                     -----   -----
                                                                     (IN MILLIONS)
Impaired mortgage loans with investment valuation allowances .....   $14.2   $14.7
Impaired mortgage loans without investment valuation allowances ..     7.1     8.8
                                                                     -----   -----
Recorded investment in impaired mortgage loans ...................    21.3    23.5
Investment valuation allowances ..................................    (1.7)   (1.6)
                                                                     -----   -----
Net Impaired Mortgage Loans ......................................   $19.6   $21.9
                                                                     =====   =====

     Interest income recognized on impaired mortgage loans totaled $1.4 million, $2.0 million, $0.4 million and $(0.1) million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

     Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2006 and 2005, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $3.0 million and $3.8 million.

     Equity Real Estate

     The Company's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. For 2006, 2005 and 2004, no real estate was acquired in satisfaction of debt. At December 31, 2006 and 2005, the Company owned $12.7 million and $12.6 million, respectively, of real estate acquired in satisfaction of debt.

     Accumulated depreciation on real estate was $0.7 million and $12.1 million at December 31, 2006 and 2005, respectively. Depreciation expense on real estate totaled $2.5 million, $8.1 million, $4.0 million and $5.2 million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

     Investment valuation allowances for mortgage loans and changes thereto follow:

                                                                 YEAR           Year        Six Months      Six Months
                                                                 ENDED          Ended          Ended          Ended
                                                             DECEMBER 31,   December 31,   December 31,      June 30,
                                                                 2006           2005           2004            2004
                                                             ------------   ------------   ------------   -------------
                                                              (SUCCESSOR)    (Successor)    (Successor)   (Predecessor)
                                                                                    (IN MILLIONS)
Balances, beginning of period ............................       $1.6          $ 0.5          $ 22.2          $20.0
Additions charged to income ..............................        0.1            1.6             0.5            3.4
Deductions for writedowns and asset dispositions .........         --           (0.5)             --           (1.2)
Effect of push-down accounting of AXA Financial's purchase
   price of net assets ...................................         --             --           (22.2)            --
                                                                 ----          -----          ------          -----
Balances, End of Period ..................................       $1.7          $ 1.6          $  0.5          $22.2
                                                                 ====          =====          ======          =====

     Equity Method Investments

     Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $147.4 million and $172.4 million, respectively, at December 31, 2006 and 2005. The Company's total equity in net earnings (loss) for these limited partnership interests was $16.9 million, $30.7 million, $(2.8) million, and $13.0 million, respectively, for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

     Other Invested Assets

     The following presents the Company's investment in 5.6 million units in Alliance Bernstein, an affiliate:

                                  ALLIANCEBERNSTEIN
                                        UNITS
                                  -----------------
                                    (IN MILLIONS)
Balance at January 1, 2005 ....        $225.0
Equity in net earnings ........          18.9
Dividends received ............         (17.5)
                                       ------
Balance at December 31, 2005 ..         226.4
Equity in net earnings ........          24.0
Dividends received ............         (22.1)
                                       ------
Balance at December 31, 2006 ..        $228.3
                                       ======

4)   GOODWILL AND OTHER INTANGIBLE ASSETS

     Goodwill of $425.8 million was recorded as a result of the MONY Acquisition. In connection with the MONY integration, management continues to evaluate the products sold by the Company as part of an overall review of insurance products offered by AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate, and AXA Financial's other insurance subsidiaries with a view towards reducing duplication of products, improving the quality of the product line-up and enhancing the overall profitability of AXA Financial Group. This evaluation has resulted in the recent discontinuation of new sales of all life insurance and annuity products, except for certain variable and fixed annuities in limited markets, interest-sensitive whole life insurance and group term life insurance. In addition, in the first half of 2005, MONY Life financial professionals became financial professionals of affiliates AXA Network, LLC and AXA Advisors, LLC. As a result of the expected reduction of the Company's profits from future sales and the transfer of the agency sales force to affiliates, a $425.8 million goodwill impairment charge was recorded in the last six months of 2004. Also, in connection with the transfer of MONY Life's sales force to affiliates in 2005, the intangible asset of $23.9 million related to MONY Life's distribution network was transferred to AXA Financial Group.

     The following presents the Company's intangible assets, including VOBA, as of December 31, 2006 and 2005, related to the MONY Acquisition:

                                                       GROSS         LESS:             LESS:
                                                     CARRYING     ACCUMULATED        IMPACT OF
                                                      AMOUNT    AMORTIZATION(1)   CO-INSURANCE(2)     NET
                                                     --------   ---------------   ---------------   ------
                                                                         (IN MILLIONS)
DECEMBER 31, 2006
Intangible assets subject to amortization:
   VOBA ..........................................    $868.8        $(194.4)          $(27.9)       $646.5
   Insurance distribution network ................      38.0           (6.3)              --          31.7
                                                      ------        -------           ------        ------
Total intangible assets subject to amortization ..    $906.8        $(200.7)          $(27.9)       $678.2
                                                      ======        =======           ======        ======
December 31, 2005
Intangible assets subject to amortization:
   VOBA ..........................................    $868.8        $(106.6)          $(27.9)       $734.3
   Insurance distribution network ................      38.0           (3.8)              --          34.2
                                                      ------        -------           ------        ------
Total intangible assets subject to amortization ..    $906.8        $(110.4)          $(27.9)       $768.5
                                                      ======        =======           ======        ======

(1) Includes reactivity to unrealized investment gains/losses reflected in other comprehensive income.

(2) The impact of co-insurance shown above relates to the co-insurance agreement entered into on December 31, 2004 between USFL and AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate, whereby AXA Bermuda assumed certain term life insurance contracts written by USFL as described further in Note 10 of Notes to Consolidated Financial Statements.

     For the full year 2006, full year 2005 and six months ended December 31, 2004, total amortization expense related to these intangible assets was $95.8 million, $57.7 million and $58.6 million, respectively. Intangible assets amortization expense is estimated to range from $64.9 million in 2007 to $53.1 million in 2011.

5)   FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

     The carrying values and estimated fair values for financial instruments not previously disclosed in Notes 3 and 9 of Notes to Consolidated Financial Statements are presented below:

                                                          DECEMBER 31,
                                         ---------------------------------------------
                                                  2006                    2005
                                         ---------------------   ---------------------
                                         CARRYING    ESTIMATED   Carrying    Estimated
                                           VALUE    FAIR VALUE     Value    Fair Value
                                         --------   ----------   --------   ----------
                                                         (IN MILLIONS)
Consolidated:
Mortgage loans on real estate ........   $1,423.9    $1,417.4    $1,467.9    $1,484.4
Other limited partnership interests ..      147.4       147.4       172.4       172.4
Policy loans .........................    1,109.4     1,149.2     1,122.3     1,168.8
Policyholders liabilities:
   Investment contracts ..............    1,358.8     1,402.4     1,513.9     1,614.2
Long-term debt .......................      101.9       102.8       216.9       218.0
Closed Block:
Mortgage loans on real estate ........   $  692.4    $  684.0    $  560.1    $  570.3
Policy loans .........................      977.9       995.8     1,003.7     1,029.7


6)   CLOSED BLOCK

     Summarized financial information for the Closed Block is as follows:

                                                                 DECEMBER 31,
                                                             -------------------
                                                               2006       2005
                                                             --------   --------
                                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account balances
   and other .............................................   $7,202.8   $7,332.4
Policyholder dividend obligation .........................      109.6      142.5
Other liabilities ........................................       35.6       31.0
                                                             --------   --------
Total Closed Block liabilities ...........................    7,348.0    7,505.9
                                                             --------   --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at estimated fair
   value (amortized cost, $4,277.6 and $4,399.0) .........    4,237.2    4,397.8
Mortgage loans on real estate ............................      692.4      560.1
Policy loans .............................................      977.9    1,003.7
Cash and other invested assets ...........................       54.7      135.8
Other assets .............................................      333.9      295.1
                                                             --------   --------
Total assets designated to the Closed Block ..............    6,296.1    6,392.5
                                                             --------   --------
Excess of Closed Block liabilities over assets designated
   to the Closed Block ...................................    1,051.9    1,113.4
Amounts included in accumulated other comprehensive
   income:
   Net unrealized losses, net of policyholder dividend
   obligation of $(40.3) and $(1.2) ......................         --         --
                                                             --------   --------
Maximum Future Earnings To Be Recognized From Closed Block
   Assets and Liabilities ................................   $1,051.9   $1,113.4
                                                             ========   ========

     Closed Block revenues and expenses were as follows:

                                                YEAR           Year        Six Months    Six Months
                                                ENDED          Ended         Ended         Ended
                                            DECEMBER 31,   December 31,   December 31,     June 30,
                                                2006           2005          2004           2004
                                            ------------   ------------   -----------   -------------
                                             (SUCCESSOR)    (Successor)   (Successor)   (Predecessor)
                                                                  (IN MILLIONS)
REVENUES:
Premiums and other income ...............      $363.0         $410.0        $229.9          $221.0
Investment income (net of investment
   expenses of $6.3, $5.8, $2.9 and $2.8)       342.0          340.9         172.3           184.2
Investment (losses) gains, net ..........        (2.0)          (3.9)         13.1            (2.4)
                                               ------         ------        ------          ------
   Total revenues .......................       703.0          747.0         415.3           402.8
                                               ------         ------        ------          ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends ...       604.5          644.8         362.8           354.5
Other operating costs and expenses ......         4.0            4.5           2.6             5.2
                                               ------         ------        ------          ------
   Total benefits and other deductions ..       608.5          649.3         365.4           359.7
                                               ------         ------        ------          ------
Net revenues before income taxes ........        94.5           97.7          49.9            43.1
Income tax expense ......................       (33.0)         (34.2)        (17.4)          (15.1)
                                               ------         ------        ------          ------
Net Revenues ............................      $ 61.5         $ 63.5        $ 32.5          $ 28.0
                                               ======         ======        ======          ======

     Reconciliation of the policyholder dividend obligation is as follows:

                                    2006      2005
                                   ------   -------
                                     (IN MILLIONS)
Balance, beginning of year .....   $142.5   $ 250.8
Applicable to net revenues .....      6.2      (4.1)
Unrealized investment losses ...    (39.1)   (104.2)
                                   ------   -------
Balance, End of Year ...........   $109.6   $ 142.5
                                   ======   =======

     There were no valuation allowances on mortgage loans on real estate at December 31, 2006 and 2005 and $0.2 million and $0.8 million of impaired mortgage loans for the same respective years. Writedowns of fixed maturities amounted to $4.7 million, $2.5 million, $0.3 million and $0.6 million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

7)   GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

     A) Variable Annuity Contracts - GMDB and GMIB

     The Company has certain variable annuity contracts with GMDB and GMIB features in force that guarantee one of the following:

     - Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

     - Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

     - Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

     - Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

     The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                         GMDB   GMIB   TOTAL
                                        -----   ----   -----
                                            (IN MILLIONS)
Balance at January 1, 2004 ..........   $ 4.0   $ --   $ 4.0
   Impact of adoption of SOP 03-1 ...    (3.2)   0.1    (3.1)
   Paid guarantee benefits ..........    (3.8)    --    (3.8)
   Other changes in reserve .........     4.0     --     4.0
                                        -----   ----   -----
Balance at December 31, 2004 ........     1.0    0.1     1.1
   Paid guarantee benefits ..........    (3.1)    --    (3.1)
   Other changes in reserve .........     2.7    0.1     2.8
                                        -----   ----   -----
Balance at December 31, 2005 ........     0.6    0.2     0.8
   Paid guarantee benefits ..........    (2.6)    --    (2.6)
   Other changes in reserve .........     2.6    0.2     2.8
                                        -----   ----   -----
Balance at December 31, 2006 ........   $ 0.6   $0.4   $ 1.0
                                        =====   ====   =====

     Related GMDB reinsurance ceded amounts were:

                                             GMDB
                                        -------------
                                        (IN MILLIONS)
Balance at January 1, 2004 ..........       $  --
   Impact of adoption of SOP 03-1 ...        (0.4)
   Paid guarantee benefits ..........         3.1
   Other changes in reserve .........        (3.7)
                                            -----
Balance at December 31, 2004 ........        (1.0)
   Paid guarantee benefits ..........        (0.1)
   Other changes in reserve .........         1.3
                                            -----
Balance at December 31, 2005 ........         0.2
   Paid guarantee benefits ..........        (0.1)
   Other changes in reserve .........         0.5
                                            -----
Balance at December 31, 2006 ........       $ 0.6
                                            =====

     The December 31, 2006 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                   RETURN
                                                     OF
                                                  PREMIUM   RATCHET   ROLL-UP   COMBO    TOTAL
                                                  -------   -------   -------   -----   ------
                                                              (DOLLARS IN MILLIONS)
GMDB:
Account values invested in:
   General Account ............................    $ 204     $  325     N.A.    $  31   $  560
   Separate Accounts ..........................    $ 936     $1,639     N.A.    $ 172   $2,747
Net amount at risk, gross .....................    $  11     $  190     N.A.    $  52   $  253
Net amount at risk, net of amounts reinsured ..    $  11     $  112     N.A.    $  --   $  123
Average attained age of contractholders .......     61.6       61.6     N.A.     60.5     61.5
Percentage of contractholders over age 70 .....     18.9%      17.4%    N.A.     13.2%    17.8%
Contractually specified interest rates ........      N.A.       N.A.    N.A.      5.0%

GMIB:
Account values invested in:
   General Account ............................      N.A.       N.A.   $ 31      N.A    $   31
   Separate Accounts ..........................      N.A.       N.A.   $174      N.A    $  174
Net amount at risk, gross .....................      N.A.       N.A.   $ --      N.A    $   --
Net amount at risk, net of amounts reinsured ..      N.A.       N.A.   $ --      N.A    $   --
Weighted average years remaining until ........
   annuitization ..............................      N.A.       N.A.    6.8      N.A       6.8
Contractually specified interest rates ........      N.A.       N.A.    5.0%     N.A

     B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

     The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount at risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                   DECEMBER 31,   December 31,
                                       2006           2005
                                   ------------   ------------
                                          (IN MILLIONS)
GMDB:
   Equity ......................      $2,197         $2,350
   Fixed income ................         386            464
   Balanced ....................          64             72
   Other .......................         100            107
                                      ------         ------
   Total .......................      $2,747         $2,993
                                      ======         ======
GMIB:
   Equity ......................      $  138         $  129
   Fixed income ................          28             33
   Balanced ....................           3              3
   Other .......................           5              5
                                      ------         ------
   Total .......................      $  174         $  170
                                      ======         ======

     C) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

     The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At December 31, 2006 and 2005, the Company had direct liabilities of $0.5 million and $0.1 million, respectively, for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.

8)   REINSURANCE AGREEMENTS

     During the predecessor periods, the Company used a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer was liable to reimburse the Company for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, the Company remained contingently liable for all benefits payable even if the reinsurers failed to meet their obligations to the Company. Life insurance business written by the Company was ceded under various reinsurance contracts. The Company's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of the Company's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MONY variable annuity were similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits which are based on benefit utilization.

     During the successor period, the Company continued to reinsure most of its new variable life and universal life policies on an excess of retention basis, retaining up to a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. However, through October 2005 for amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable up to a combined maximum of $15.0 million on single-life policies and $20.0 million on second-to-die policies. In November 2005 AXA Equitable increased the retention on single-life policies to $25.0 million and on second-to-die policies to $30.0 million. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. In addition, for business underwritten by USFL, amounts in excess of its retention were ceded on a yearly renewable term basis; in 2005, the maximum retention amounts were increased from $750,000 for single life policies and $1.0 million for second to die policies to $1.5 million for single life policies and $2.0 million for second to die policies; in 2006, the maximum retention amounts were increased to $2.5 million for single life policies and $3.0 million for second to die policies. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

     During the predecessor and successor periods, the Company ceded reinsurance on a variety of bases, including co-insurance and excess of retention, but in no case does the Company retain in excess of $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

     Beginning September 2006, the no lapse guarantee riders on the new variable universal life product are being reinsured on a 90% first dollar quota share basis through AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an affiliate.

     At December 31, 2006 and 2005, respectively, reinsurance recoverables related to insurance contracts amounted to $1,090.6 million and $980.7 million, of which $350.3 million and $339.9 million relates to one specific third party reinsurer and $334.2 million and $256.7 million to AXA Bermuda.

     The following table summarizes the effect of reinsurance:

                                             YEAR           Year        Six Months      Six Months
                                             ENDED          Ended          Ended           Ended
                                         DECEMBER 31,   December 31,   December 31,      June 30,
                                             2006           2005           2004            2004
                                         ------------   ------------   ------------   -------------
                                          (SUCCESSOR)    (Successor)    (Successor)   (Predecessor)
                                                                (IN MILLIONS)
Direct premiums ......................     $ 806.6        $ 849.4         $439.6         $409.0
Reinsurance assumed ..................        11.1            9.3            8.7             --
Reinsurance ceded ....................      (319.8)        (303.5)         (79.0)         (62.1)
                                           -------        -------         ------         ------
Premiums .............................     $ 497.9        $ 555.2         $369.3         $346.9
                                           =======        =======         ======         ======
Universal Life and Investment-type
   Product Policy Fee Income Ceded ...     $  45.6        $  93.1         $ 29.3         $ 19.5
                                           =======        =======         ======         ======
Policyholders' Benefits Ceded ........     $ 355.1        $ 307.2         $ 84.8         $ 56.5
                                           =======        =======         ======         ======
Interest Credited to Policyholders'
   Account Balances Ceded ............     $   2.0        $   2.2         $  1.2         $  1.1
                                           =======        =======         ======         ======

     Individual Disability Income and Major Medical

     Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $0.6 million and $0.7 million at December 31, 2006 and 2005, respectively. At December 31, 2006 and 2005, respectively, $374.7 million and $346.1 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                    YEAR           Year        Six Months      Six Months
                                                    ENDED          Ended          Ended           Ended
                                                DECEMBER 31,   December 31,   December 31,      June 30,
                                                    2006           2005           2004            2004
                                                ------------   ------------   ------------   -------------
                                                 (SUCCESSOR)    (Successor)    (Successor)   (Predecessor)
                                                                       (IN MILLIONS)
Incurred benefits related to current year ...       $0.2           $0.1           $0.1           $0.1
Incurred benefits related to prior years ....         --            0.1            0.3            0.2
                                                    ----           ----           ----           ----
   Total Incurred Benefits ..................       $0.2           $0.2           $0.4           $0.3
                                                    ----           ----           ----           ----
Benefits paid related to current year .......       $0.2           $0.1           $0.1           $0.1
Benefits paid related to prior years ........        0.1            0.2            0.2            0.1
                                                    ----           ----           ----           ----
   Total Benefits Paid ......................       $0.3           $0.3           $0.3           $0.2
                                                    ====           ====           ====           ====

9)   LONG-TERM DEBT

     The Company's long-term debt consists of the following:

                                                      DECEMBER 31,
                                                    ---------------
                                                     2006     2005
                                                    ------   ------
                                                     (IN MILLIONS)
Surplus notes, 11.25%, due 2024 .................   $  1.9   $  1.9
Intercompany Surplus Note, 8.65%, due 2012 ......       --    115.0
Intercompany Surplus Note, 8.65%, due 2024 ......    100.0    100.0
                                                    ------   ------
   Total long-term debt .........................   $101.9   $216.9
                                                    ======   ======

     At December 31, 2006 the Company had a $100.0 million surplus note (the "Intercompany Surplus Note") outstanding with AXA Financial whose interest is payable semi-annually.

10)  RELATED PARTY TRANSACTIONS

     Beginning July, 1, 2004, the Company participates in certain service agreements with AXA Equitable for personnel services, employee benefits, facilities, supplies and equipment which are provided to the Company to conduct its business. The associated costs related to the service agreements are allocated to the Company based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support the Company. As a result of such allocations, the Company incurred expenses of $72.4 million, $166.4 million and $2.3 million for the full year 2006, full year 2005 and the six months ended December 31, 2004. In addition the Company had a receivable of $3.6 million at December 31, 2006 and a payable of $39.1 million at December 31, 2005, in connection with its service agreement.

     In addition to the agreements discussed above, the Company has various other service and investment advisory agreements with affiliates. The expenses incurred by the Company related to these agreements were $10.0 million, $10.8 million, $10.6 million, and $10.6 million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

     As more fully described in Note 8 in Notes to Consolidated Financial Statements, the Company ceded new variable and universal life policies on an excess of retention basis with AXA Equitable and reinsured the no lapse guarantee riders through AXA Bermuda.

     On June, 6, 2005 the Company's agency sales force was transferred to AXA Advisors, LLC and AXA Network, LLC. As a result of this transfer, the Company received payments of $3.3 million and $3.4 million from AXA Advisors, LLC and AXA Network, LLC, respectively, for the estimated reduction of future renewal revenues of the Company's client accounts. These payments were included in Commissions, fees and other income in the consolidated statements of operations.

     Effective December 31, 2004, USFL entered into a co-insurance agreement with AXA Bermuda, whereby AXA Bermuda agreed to reinsure certain term life insurance policies written by USFL. In connection with the co-insurance agreement with AXA Bermuda, USFL paid an initial premium of $144.2 million and ceded reserves of $176.1 million, deferring the $31.9 million net gain resulting from the transaction, which is being amortized over the remaining lives of the underlying reinsured contracts. In addition, USFL received a ceding commission of $51.5 million from AXA Bermuda, which was treated as a reduction of VOBA. Amortization of VOBA for the six months ended December 31, 2004 reflects a $24.7 million pre-tax write-off ($16.0 million after-tax) of VOBA that is no longer recoverable by USFL as a result of the co-insurance agreement with AXA Bermuda.

     The statements of operations include certain revenues and expenses ceded to AXA Bermuda under the co-insurance agreement as follows:

                                                      2006      2005
                                                    -------   -------
                                                      (IN MILLIONS)
REVENUES:
Premiums ........................................   $(173.9)  $(153.9)
Other income ....................................      30.9      32.5
                                                    -------   -------
   Total revenues ...............................    (143.0)   (121.4)
                                                    -------   -------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits .........................    (167.8)   (143.8)
Amortization of DAC and VOBA ....................      (6.0)     (5.0)
Capitalization of DAC ...........................        --      11.5
                                                    -------   -------
   Total benefits and other deductions ..........    (173.8)   (137.3)
                                                    -------   -------
Earnings From Continuing Operations Before
   Income Taxes .................................   $  30.8   $  15.9
                                                    =======   =======

     The Company recorded a payable of $10.1 million and $14.8 million to AXA Bermuda in connection with the co-insurance agreement at December 31, 2006 and 2005, respectively.

11)  EMPLOYEE BENEFIT PLANS

     MONY Life has a qualified pension plan covering substantially all of the Company's former salaried employees. The provisions of the plan provide both (a) defined benefit accruals based on: (i) years of service, (ii) the employee's final average annual compensation and (iii) wage bases or benefits under Social Security, and (b) defined contribution accruals based on a Company matching contribution equal to 100% of the employee's elective deferrals under the incentive savings plan for employees up to 3% of the employee's eligible compensation and an additional 2% of eligible compensation for each active participant. Effective June 15, 1999, prospective defined contribution accruals in the defined benefit plan ceased and were redirected to the Investment Plan Supplement for Employees of MONY Life. The Company did not make any contribution in the current or prior year under Section 404 of the Internal Revenue Code ("IRC") because the plan was fully funded under Section 412 of the IRC. MONY Life uses a December 31 measurement date for its pension plans and other postretirement benefits.

     During 2002, the Company amended its Qualified Pension plan, which increased certain benefit liabilities payable thereunder. The amendment resulted in an increase of $3.7 million in the plan's projected benefit obligation.

     During March 2006, all of the assets of the qualified pension plan invested in the MONY Pooled Accounts were transferred to separately managed accounts. At December 31, 2005, $298.7 million of the assets of the qualified plan were invested in MONY Pooled Accounts which included common stock, real estate, and public and private fixed maturity securities. Benefits of $31.5 million, $32.9 million, $16.6 million and $15.5 million were paid by this plan for the full year 2006, full year 2005, six months ended December 31, 2004 and the six months ended June 30, 2004, respectively.

     MONY Life also sponsors a non-qualified employee excess pension plan, which provides both defined benefits and defined contribution accruals in excess of Internal Revenue Service ("IRS") limits to certain former employees. The benefits are based on years of service and the employee's final average annual compensation. Pension benefits are paid from the Company's General Account.

     Components of net periodic expense for the Company's qualified and non-qualified plans were as follows:

                                                        YEAR           Year        Six Months      Six Months
                                                        ENDED          Ended          Ended          Ended
                                                    DECEMBER 31,   December 31,   December 31,      June 30,
                                                        2006           2005           2004            2004
                                                    ------------   ------------   ------------   -------------
                                                     (SUCCESSOR)    (Successor)    (Successor)   (Predecessor)
                                                                           (IN MILLIONS)
Service cost ....................................      $  8.8         $  9.3         $  4.6          $  4.1
Interest cost on projected benefit obligations ..        26.2           27.4           14.0            12.7
Expected return on assets .......................       (32.4)         (33.3)         (16.3)          (15.1)
Net amortization and deferrals ..................         0.3            0.1             --             6.5
                                                       ------         ------         ------          ------
Net Periodic Pension Expense ....................      $  2.9         $  3.5         $  2.3          $  8.2
                                                       ======         ======         ======          ======

     The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                      DECEMBER 31,
                                                    ---------------
                                                     2006     2005
                                                    ------   ------
                                                     (IN MILLIONS)
Projected benefit obligations, beginning of
   year .........................................   $521.0   $485.5
Service cost ....................................      8.8      9.3
Interest cost ...................................     26.2     27.4
Actuarial (gains) losses ........................    (42.9)    37.1
Benefits paid ...................................    (37.1)   (38.3)
                                                    ------   ------
Projected Benefit Obligations, End of Year ......   $476.0   $521.0
                                                    ======   ======

     At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the projected benefit obligations. The following table discloses the change in plan assets and the reconciliation of the funded status of the Company's qualified pension plan to amounts included in the accompanying consolidated balance sheets:

                                                      DECEMBER 31,
                                                    ----------------
                                                     2006      2005
                                                    ------   -------
                                                      (IN MILLIONS)
Plan assets at fair value, beginning of year ....   $391.3   $ 402.1
Actual return on plan assets ....................     57.6      24.2
Benefits paid and fees ..........................    (34.5)    (35.0)
                                                    ------   -------
Plan assets at fair value, end of year ..........    414.4     391.3
Projected benefit obligations ...................    476.0     521.0
                                                    ------   -------
Underfunding of plan assets over projected
   benefit obligations ..........................    (61.6)   (129.7)
Unrecognized net loss from past experience
   different from that assumed ..................       --      65.1
                                                    ------   -------
Accrued Pension Cost, Net .......................   $(61.6)  $ (64.6)
                                                    ======   =======

     Prepaid and accrued pension costs were $2.5 million and $64.1 million, respectively, at December 31, 2006 and zero and $64.7 million, respectively, at December 31, 2005. The aggregate projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $64.1 million and zero, respectively, at December 31, 2006, and $521.0 million and $391.3 million, respectively, at December 31, 2005. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $51.4 million and zero, respectively, at December 31, 2006, and $56.6 million and zero, respectively, at December 31, 2005. The accumulated benefit obligations for all defined benefit pension plans were $409.8 million and $439.1 million at December 31, 2006 and 2005, respectively.

     The following table illustrates the incremental line-by-line effect of applying SFAS No. 158 for the pension plans in the December 31, 2006 consolidated balance sheet:

                                              Before                      After
                                           Application                 Application
                                             of SFAS                     of SFAS
                                             No. 158     Adjustments     No. 158
                                           -----------   -----------   -----------
                                                        (In Millions)
Other assets ...........................    $   258.0       $ 2.5       $   260.5
Income taxes receivable ................        123.7        (0.1)          123.6
Total assets ...........................     18,270.9         2.4        18,273.3
Other liabilities ......................        582.7         2.2           584.9
Total liabilities ......................     16,603.9         2.2        16,606.1
Accumulated other comprehensive loss ...        (15.4)        0.2           (15.2)
Total shareholder's equity .............      1,667.0         0.2         1,667.2

     Included in accumulated other comprehensive loss at December 31, 2006 is an unrecognized net actuarial gain of $0.3 million, which has not yet been recognized as a component of net periodic cost. There is no estimated net loss to be reclassified from accumulated other comprehensive loss and recognized as a component of net periodic pension cost over the next year. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plan of the Company.

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2006                 2005
                                              ------------------   ------------------
                                               ESTIMATED            Estimated
                                              FAIR VALUE     %     Fair Value     %
                                              ----------   -----   ----------   -----
                                                       (DOLLARS IN MILLIONS)
Corporate and government debt securities ..     $ 39.7       9.6     $ 89.9      23.0
Equity securities .........................      363.0      87.6      298.7      76.3
Short-term investments ....................       11.7       2.8        2.7       0.7
                                                ------     -----     ------     -----
Total Plan Assets .........................     $414.4     100.0     $391.3     100.0
                                                ======     =====     ======     =====

     The primary investment objective of the Company's qualified plan is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 75% equities and 25% fixed income and short-term investments. Emphasis is given to equity investments, given their high expected rate of return. Fixed income investments are included to provide a less volatile return.

     A secondary investment objective of the Company's qualified plan is to minimize variation in annual net periodic pension cost over the long-term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

     The assumed discount rates for measurement of the benefit obligations at December 31, 2006 and 2005 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2006, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 5.75% disclosed below as having been used to measure the benefits obligation at December 31, 2006 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2006 and 2005.

                                                                   2006   2005
                                                                   ----   ----
Discount rate:
   Benefit obligation ..........................................   5.75%  5.25%
   Periodic cost ...............................................   5.25%  5.75%
Rate of compensation increase:
   Benefit obligation and periodic cost ........................   6.00%  6.00%
Expected long-term rate of return on plan assets (periodic cost)   8.50%  8.50%

     Management reviewed the historical investment returns and the future expectations for returns from these asset classes to conclude that a long-term rate of return of 8.5% is reasonable.

     In 2004, the Company also had incentive savings plans in which substantially all employees and career field underwriters of the Company were eligible to participate. The Company matched field underwriter contributions up to 2% of eligible compensation and may also make an additional profit sharing contribution for non-officer employees. As with the employee excess plan, the Company also sponsored non-qualified excess defined contribution plans for both the field underwriter retirement plan and the incentive savings plan for field underwriters of the Company.

     The Company provides certain health care and life insurance benefits for certain retired for employees and field underwriters of the Company. Assumed health care cost trend rates typically have a significant effect on the amounts reported for health care plans, however, under the Company's postretirement healthcare plan, there is a per capita limit on the Company's healthcare costs. As a result, a one-percentage point change in the assumed healthcare cost trend rates would have an immaterial effect on amounts reported.

     Components of the Company's net postretirement benefits costs follow:

                                                  YEAR           Year        Six Months      Six Months
                                                  ENDED          Ended          Ended          Ended
                                              DECEMBER 31,   December 31,   December 31,      June 30,
                                                  2006           2005           2004           2004
                                              ------------   ------------   ------------   -------------
                                               (SUCCESSOR)    (Successor)    (Successor)   (Predecessor)
                                                                     (IN MILLIONS)
Service costs .............................      $ 1.6          $ 1.5           $0.9            $0.9
Interest cost on accumulated postretirement
   benefits obligation ....................        4.8            5.1            3.1             3.0
Net amortization and deferrals ............       (0.4)          (0.5)            --             1.4
Other .....................................        7.5             --             --              --
Net Periodic Postretirement Benefits
                                                 -----          -----           ----            ----
   Costs ..................................      $13.5          $ 6.1           $4.0            $5.3
                                                 =====          =====           ====            ====

     The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                     DECEMBER 31,
                                                    --------------
                                                     2006    2005
                                                    -----   ------
                                                     (IN MILLIONS)
Accumulated postretirement benefits obligation,
   beginning of year ............................   $97.9   $109.7
Service cost ....................................     1.6      1.5
Interest cost ...................................     4.8      5.1
Benefits paid ...................................    (6.6)    (8.1)
Medicare Part D Subsidy .........................    (0.8)      --
Actuarial gains .................................    (9.4)   (10.3)
Plan amendments .................................    (2.5)      --
Plan recalculation adjustment(1) ................     7.5       --
                                                    -----   ------
Accumulated postretirement benefits obligation,
   end of year ..................................    92.5     97.9
Unrecognized net gain from past experience
   different from that assumed and from changes
   in assumptions ...............................      --      3.4
                                                    -----   ------
Accrued Postretirement Benefits Cost ............   $92.5   $101.3
                                                    =====   ======

(1) Included an adjustment in 2006 of the postretirement liability related to prior periods.

     The following table illustrates the incremental line-by-line effect of applying SFAS No. 158 for these plans in the December 31, 2006 consolidated balance sheet:

                                                    Before                      After
                                                 Application                 Application
                                                   of SFAS                     of SFAS
                                                   No. 158     Adjustments     No. 158
                                                 -----------   -----------   -----------
                                                              (In Millions)
Income taxes receivable ......................    $   128.8      $ (5.2)     $   123.6
Total assets .................................     18,278.5        (5.2)      18,273.3
Other liabilities ............................        599.8       (14.9)         584.9
Total liabilities ............................     16,621.0       (14.9)      16,606.1
Accumulated other comprehensive income .......        (24.9)        9.7          (15.2)
Total shareholder's equity ...................      1,657.5         9.7        1,667.2

     The following table discloses the amounts included in accumulated other comprehensive loss at December 31, 2006 that have not yet been recognized as components of net periodic postretirement benefits cost.

                                                          DECEMBER 31,
                                                              2006
                                                         -------------
                                                         (IN MILLIONS)
Unrecognized net actuarial (gain) loss ...............      $(12.2)
Unrecognized prior service cost (credit) .............        (2.7)
Unrecognized net transition obligation (asset) .......          --
                                                            ------
   Total .............................................      $(14.9)
                                                            ======

     The estimated net gain and negative prior service credit to be reclassified from accumulated other comprehensive loss and recognized as components of net periodic postretirement benefit cost over the next year are $0.8 million and $0.1 million, respectively.

     The assumed discount rates for measuring the postretirement benefit obligations at December 31, 2006 and 2005 were determined in substantially the same manner as earlier described for measuring the pension benefit obligations. The following table discloses the weighted-average assumptions used to measure the Company's postretirement benefit obligations and related net periodic cost at and for the years ended December 31, 2006 and 2005.

                           2006   2005
                           ----   ----
Discount rate:
   Benefit obligation ..   5.75%  5.25%
   Periodic cost .......   5.25%  5.75%

     In 1992, the Company announced a limit on the amount that would be contributed toward retiree healthcare. The Company's limit was reached in 2002. Thus, for 2003 and 2004, no healthcare cost trend was assumed since it had no material effect on the liability or expense of the postretirement healthcare plans. In 2005 and 2006, the postretirement healthcare plans of the Company reflected an anticipated subsidy from Medicare Part D, which is assumed to increase with the healthcare cost trend. Since the subsidy is used to offset the plans' obligations, an increase in the healthcare cost trend rate results in a decrease in the liability and the corresponding expense. If the healthcare cost trend rate assumptions were increased by 1.0%, the accumulated postretirement benefits obligation as of December 31, 2006 would be decreased by 1.5% and a decrease of 1.2% on the sum of the service cost and interest cost.

     The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2007, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2006 and include benefits attributable to estimated future employee service.

                                                 POSTRETIREMENT BENEFITS
                                   ---------------------------------------------------
                                                                HEALTH
                                               ---------------------------------------
                                                 GROSS        ESTIMATED          NET
                        PENSION      LIFE      ESTIMATED   MEDICARE PART D   ESTIMATED
                        BENEFITS   INSURANCE    PAYMENT        SUBSIDY        PAYMENT
                       ---------   ---------   ---------   ---------------   ---------
                                                (IN MILLIONS)
2007 ...............     $ 23.6      $ 1.8       $ 5.4          $0.9           $ 4.5
2008 ...............       23.7        1.9         5.4           1.0             4.4
2009 ...............       24.0        2.0         5.3           1.1             4.2
2010 ...............       24.6        2.1         5.3           1.1             4.2
2011 ...............       25.3        2.1         5.2           1.2             4.0
Years 2012 - 2016 ..      138.9       11.5        23.8           7.8            16.0

12)  SHARE-BASED AND OTHER COMPENSATION PROGRAMS

     For the full year 2006, the Company recognized $5.8 million, of compensation costs under SFAS No. 123(R) for employee stock options, including $1.8 million, resulting from unvested awards at January 1, 2006.

     In November 1998, MONY adopted the 1998 Stock Incentive Plan (the "1998 SIP") for employees of the Company and certain of its career financial professionals. As a condition for its approval by the New York Insurance Department, options awarded under the 1998 SIP were limited to no more than five percent of MONY's common shares outstanding as of the date of its initial public offering (2,361,908 shares). Options granted under the 1998 SIP included both Incentive Stock Options and Nonstatutory Stock Options ("NSOs") with exercise prices not less than 100% of the fair value of MONY's common stock as determined on their date of grant. In addition, each award had a 10-year contractual term from the date of grant and one-third vested and became exercisable on each of the first three anniversaries of the grant. In May 2002, MONY's shareholders approved the 2002 Stock Option Plan (the "2002 SOP") and the allocation of 5,000,000 shares of MONY common stock for grants under that plan. Options granted under the 2002 SOP were NSOs with exercise prices not less than 100% of the fair value of MONY's common stock as determined on the date of grant and vesting provisions determined at the discretion of MONY's board of directors. However, all options granted under the plan could not be exercised, transferred or otherwise disposed of by the grantee prior to December 24, 2003.

     On July 8, 2004, in connection with the MONY Acquisition, each issued and outstanding unexercised stock option under the 1998 SIP and the 2002 SOP, whether vested or unvested, was cancelled and converted into the right to receive for each share covered by a stock option the excess, if any, of $31.00 over the per share exercise price of the stock option, without interest and net of applicable holding taxes. As further shown below in the summary of the Company's activity under its stock incentive plans, this resulted in the cash settlement of approximately 1.8 million stock options at a cost of $7.9 million. Each issued and outstanding unexercised stock option with a per share exercise price of $31.00 or more was cancelled without payment.

     Effective January 1, 2005, MONY Life employees became employees of AXA Equitable. Under the Company's respective service agreements with AXA Equitable (Successor Period), the Company is charged for services, including personnel services and employee benefits, provided on its behalf. Prior to adoption of SFAS No. 123(R), the Company accounted for share-based compensation awards under APB No. 25 in the full year 2005 (Successor Period) and the six months ended June 30, 2004 (Predecessor Period). There was no share-based compensation awards to the Company in the six months ended December 31, 2004. The following table reflects the effect on net earnings (loss) had compensation expense for employee stock options awarded under the AXA Financial Group and MONY share-based compensation plans had been recognized under the fair-value based method of SFAS No. 123.

                                                                         AXA Financial Group
                                                                                Plans            MONY Plans
                                                                                 Year            Six Months
                                                                                Ended              Ended
                                                                             December 31,         June 30,
                                                                                 2005               2004
                                                                         -------------------   -------------
                                                                            (Successor)        (Predecessor)
                                                                                    (In Millions)
Net Earnings (Loss), as reported .....................................         $163.8             $(17.8)
Less: total stock-based employee compensation expense determined under
   fair value method for all awards, net of income taxes .............           (3.6)              (2.3)
                                                                               ------             -------
Pro Forma Net Earnings (Loss) ........................................         $160.2             $(20.1)
                                                                               ======             =======

     As of December 31, 2006, approximately $2.2 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.8 years.

     In the Predecessor Periods, the Black-Scholes-Merton option pricing model was used in determining the fair value of option awards for purpose of the pro-forma disclosures above. The option pricing assumptions were as follows: exercise prices ranging from $20.90 to $44.25, dividend yields ranging from 1.02% to 2.37%, expected volatility ranging from 23.5% to 44.4%, and a range of interest rates from 3.3% to 6.7%.

     A summary of the Company's activity under its stock incentive plans for the six months ended June 30, 2004 is presented below:

                                                              NUMBER OF   WEIGHTED AVERAGE
                                                               SHARES      EXERCISE PRICE
                                                             ----------   ----------------
Outstanding, January 1, 2004 (Predecessor) ...............    3,509,207        $31.17
   Exercised .............................................      (90,758)       $28.12
   Forfeited, expired or cancelled .......................      (28,690)       $30.24
                                                             ----------
Outstanding, June 30, 2004 (Predecessor) .................    3,389,759        $31.26
   Cash-settled in connection with the MONY Acquisition ..   (1,791,955)       $26.60
   Forfeited, expired or cancelled .......................   (1,597,804)       $36.48
                                                             ----------
Outstanding, July 1, 2004 (Successor) ....................           --        $   --
                                                             ==========

     In May 2001, MONY shareholders approved The MONY Group Inc. Restricted Stock Ownership Plan (the "Plan"). Pursuant to the terms of the Plan, management had the authority to grant up to 1,000,000 restricted shares of MONY common stock to eligible employees, as defined in the Plan, and to establish vesting and forfeiture conditions relating thereto. During 2002 and 2001, MONY granted 97,143 and 352,050 restricted shares, respectively, to certain members of management pursuant to the Plan. These awards were conditioned on: (i) the expiration of a time-vesting period and (ii) an increase in the average per share price of MONY common stock above specified targets. In accordance with APB No. 25, compensation expense was recognized on the awards proportionally over the vesting period of the award provided that the condition with respect to the average price of MONY common stock was satisfied at the end of any period. In March 2003, MONY granted 334,050 restricted shares to certain members of management under the Plan. Vesting of the 2003 awards was conditioned only on the expiration of a time-vesting period. For the six months ended June 30, 2004, the Company recognized $1.7 million of compensation expense relating to this program.

     On July 8, 2004, in connection with the MONY Acquisition, each outstanding share of restricted stock, whether vested or unvested, was converted into the right to receive $31.00 per share, resulting in a cash settlement of approximately $16.3 million.

13)  NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

     The sources of net investment income follow:

                                        YEAR           Year        Six Months      Six Months
                                        ENDED          Ended         Ended           Ended
                                    DECEMBER 31,   December 31,   December 31,      June 30,
                                        2006           2005          2004             2004
                                    ------------   ------------   ------------   -------------
                                    (SUCCESSOR)     (Successor)   (Successor)    (Predecessor)
                                                           (IN MILLIONS)
Fixed maturities ................      $459.5         $450.3         $202.3         $237.3
Mortgage loans on real estate ...       116.2          124.9           78.9           69.4
Equity real estate ..............         9.9           17.6           39.5           25.5
Other equity investments ........         9.6           31.7           (0.8)           7.0
Policy loans ....................        66.8           68.3           35.7           36.7
Other investment income .........        29.8           13.9            4.1            2.5
                                       ------         ------         ------         ------
   Gross investment income ......       701.8          706.7          359.7          378.4
Investment expenses .............       (29.6)         (35.6)         (53.3)         (26.8)
                                       ------         ------         ------         ------
Net Investment Income ...........      $672.2         $671.1         $306.4         $351.6
                                       ======         ======         ======         ======

     Investment (losses) gains, net including changes in the valuation allowances, follow:

                                        YEAR           Year        Six Months      Six Months
                                        ENDED          Ended         Ended           Ended
                                    DECEMBER 31,   December 31,   December 31,      June 30,
                                        2006           2005          2004             2004
                                    ------------   ------------   ------------   -------------
                                    (SUCCESSOR)     (Successor)   (Successor)    (Predecessor)
                                                            (IN MILLIONS)
Fixed maturities ................      $(8.1)         $(3.6)         $ 8.2           $(8.8)
Mortgage loans on real estate ...        2.5            2.1            7.3            (0.3)
Equity real estate ..............        0.1            0.2            0.1            (0.4)
Other equity investments ........        1.1            0.6           (2.2)           (1.9)
Other ...........................         --            2.4           (0.1)            6.3
                                       -----          -----          -----           -----
Investment (Losses) Gains, Net ..      $(4.4)         $ 1.7          $13.3           $(5.1)
                                       =====          =====          =====           =====

     Writedowns of fixed maturities amounted to $10.1 million, $6.6 million, $8.5 million and $2.1 million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $0.1 million and zero, $0.7 million and zero for the full year 2006 and full year 2005, respectively, and zero and zero, respectively, for the six months ended December 31, 2004 and six months ended June 30, 2004.

     For the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $240.2 million, $198.4 million, $931.8 million and $857.1 million. Gross gains of $10.3 million, $2.3 million, $15.5 million and $21.3 million and gross losses of $6.9 million, $7.8 million, $1.7 million and $32.5 million were realized on these sales for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, amounted to $(66.5) million, $(209.5) million, $182.1 million and $(41.5) million, respectively.

     The net unrealized investment gains (losses) included in the balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, on a line by line basis, follow:

                                               YEAR           Year        Six Months      Six Months
                                               ENDED          Ended          Ended          Ended
                                           DECEMBER 31,   December 31,   December 31,      June 30,
                                               2006           2005           2004            2004
                                           ------------   ------------   ------------   -------------
                                            (SUCCESSOR)    (Successor)    (Successor)   (Predecessor)
                                                                  (IN MILLIONS)
Balance, beginning of period ...........      $(12.3)       $  40.1        $  35.6         $  84.6
Changes in unrealized investment
   (losses) gains ......................       (64.1)        (209.3)         183.0          (243.9)
Changes in unrealized investment
   gains (losses) attributable to:
      Closed Block policyholder
         dividend obligation ...........        39.1          104.1         (102.9)           78.2
      DAC and VOBA .....................         5.8           25.2          (19.6)           50.6
      Deferred income taxes ............         6.4           27.6          (20.4)           66.1
Effect of push-down accounting of
   AXA Financial's purchase
   price of net assets .................          --             --          (35.6)             --
                                              ------        -------        -------         -------
Balance, end of period .................      $(25.1)       $ (12.3)       $  40.1         $  35.6
                                              ======        =======        =======         =======
Balance, end of period comprises:
   Unrealized investment (losses)
      gains on:
      Fixed maturities .................      $(93.9)       $ (27.4)       $ 182.1         $ 242.0
      Other equity investments .........         3.5            1.1            0.9             4.1
      Other ............................          --             --             --             1.1
                                              ------        -------        -------         -------
      Total ............................       (90.4)         (26.3)         183.0           247.2
   Amounts of unrealized investment
      (losses) gains attributable to:
      Closed Block policyholder
         dividend obligation ...........        40.3            1.2         (102.9)          (91.8)
      DAC and VOBA .....................        11.4            5.6          (19.6)          (55.7)
      Deferred income taxes ............        13.6            7.2          (20.4)          (64.1)
                                              ------        -------        -------         -------
Total ..................................      $(25.1)       $ (12.3)       $  40.1         $  35.6
                                              ======        =======        =======         =======

     Changes in unrealized (losses) gains reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

14)  INCOME TAXES

     A summary of the income tax expense in the statements of operations follows:

                                       YEAR           Year        Six Months      Six Months
                                       ENDED          Ended          Ended          Ended
                                   DECEMBER 31,   December 31,   December 31,      June 30,
                                       2006           2005           2004           2004
                                   ------------   ------------   ------------   -------------
                                    (SUCCESSOR)    (Successor)    (Successor)   (Predecessor)
                                                          (IN MILLIONS)
Income tax expense (benefit):
   Current expense .............       $70.9          $39.2          $ 0.3          $ 13.0
   Deferred expense (benefit) ..         9.2           58.6           13.2           (23.3)
                                       -----          -----          -----          ------
Total ..........................       $80.1          $97.8          $13.5          $(10.3)
                                       =====          =====          =====          ======

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                              YEAR           Year        Six Months      Six Months
                                              ENDED          Ended          Ended          Ended
                                          DECEMBER 31,   December 31,   December 31,      June 30,
                                              2006           2005           2004            2004
                                          ------------   ------------   ------------   -------------
                                           (SUCCESSOR)    (Successor)    (Successor)   (Predecessor)
                                                                 (IN MILLIONS)
Tax at statutory rate .................      $75.9           $90.0        $(138.6)        $(11.8)
Goodwill impairment ...................         --              --          149.1             --
Dividends received deduction ..........       (3.2)           (4.3)            --           (1.8)
Foreign loss disallowance .............        0.4             0.7            1.2             --
IRS interest ..........................        6.5              --             --             --
Tax settlement/accrual adjustment .....         --            11.4            3.8             --
Officers life insurance ...............        0.4            (1.0)          (2.8)            --
Meals and entertainment ...............        0.1             0.1            0.2            0.3
Other .................................         --             0.9            0.6            3.0
                                             -----           -----        -------         ------
Income Tax Expense (Benefit) ..........      $80.1           $97.8        $  13.5         $(10.3)
                                             =====           =====        =======         ======

     The components of the net deferred income taxes are as follows:

                                          DECEMBER 31, 2006      December 31, 2005
                                        --------------------   --------------------
                                        ASSETS   LIABILITIES   Assets   Liabilities
                                        ------   -----------   ------   -----------
                                                       (IN MILLIONS)
Compensation and related benefits ...   $ 85.4     $   --      $ 71.9     $   --
Reserves and reinsurance ............    285.6         --       266.9         --
DAC .................................     71.4         --        90.4         --
VOBA ................................       --      234.3          --      246.4
Investments .........................       --      124.3          --      121.9
Tax loss carryforwards ..............       --         --         5.3         --
Intangible assets ...................       --       53.3          --       47.5
Fixed assets and software ...........     79.9         --        80.1         --
Policyholder dividends ..............     21.7         --        30.4         --
Non-life subsidiaries ...............     67.5         --        74.4         --
Other ...............................     37.6         --        41.8         --
                                        ------     ------      ------     ------
Total ...............................   $649.1     $411.9      $661.2     $415.8
                                        ======     ======      ======     ======

     At December 31, 2006, the Company had no Federal tax loss carryforwards.

     The IRS is examining the Company's Federal income tax returns for the years 1998 through 2001. The tax years 1994 through 1997 are currently under review by the Appeals Office of the IRS. Management believes the examination of the Company's returns will have no material adverse effect on the Company's consolidated results of operations or financial position.

15)  DISCONTINUED OPERATIONS

     The Company's discontinued operations include equity real estate held-for-sale and Enterprise. The following table reconciles the Earnings (losses) from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004:

                                                    YEAR           Year        Six Months      Six Months
                                                    ENDED          Ended          Ended          Ended
                                                DECEMBER 31,   December 31,   December 31,      June 30,
                                                    2006           2005           2004            2004
                                                ------------   ------------   ------------   -------------
                                                (SUCCESSOR)    (Successor)    (Successor)    (Predecessor)
                                                                       (IN MILLIONS)
EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS,
   NET OF INCOME TAXES:
Real estate held-for-sale ...................      $10.7           $ 5.2          $0.8            $1.7
Disposal of business - Enterprise ...........       (6.0)           (0.7)          1.5              --
                                                   -----           -----          ----            ----
Total .......................................      $ 4.7           $ 4.5          $2.3            $1.7
                                                   =====           =====          ====            ====

GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED
   OPERATIONS, NET OF INCOME TAXES:
Real estate held-for-sale ...................      $62.2           $  --          $ --            $ --
Disposal of business - Enterprise ...........       (1.0)             --            --              --
                                                   -----           -----          ----            ----
Total .......................................      $61.2           $  --          $ --            $ --
                                                   =====           =====          ====            ====

     Disposal of Businesses

     In October 2006, AXA Financial and its subsidiaries, AXA Equitable, Enterprise and Enterprise Distributors entered into an agreement contemplating the transfer to Goldman Sachs Asset Management L.P. ("GSAM") of assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust ("AEMMFT"), AXA Enterprise Funds Trust ("AEFT") and The Enterprise Group of Funds, Inc. ("EGF") (collectively, the "AXA Enterprise Funds") and the reorganization of such funds to corresponding mutual funds managed by GSAM. These 27 funds have approximately $4.2 billion in assets under management as of December 31, 2006. The reorganization of the 27 funds is subject to regulatory and fund shareholder approvals and is expected to close in the second quarter of 2007. Of the remaining four funds not included in the GSAM transaction, which together have approximately $700 million in assets under management as of December 31, 2006, one fund is being liquidated and AXA Financial is considering possible alternatives for the dispositions of the other three funds, which alternatives include a possible transaction with another investment advisor or liquidation. Proceeds from the transaction with GSAM are dependant upon assets under management at the time of the reorganization. A total of $5.8 million pre-tax ($3.8 million post-tax) related to a permanent impairment writedown and additional amortization expense on the Enterprise investment management contracts and mutual fund distribution fee intangible assets, established as part of the MONY Acquisition, and $1.5 million pre-tax of costs ($1.0 million post-tax) to sell were recorded in 2006. As a result of management's disposition plan, Enterprise distribution contracts and operations are now reported in Discontinued Operations and prior years balances were restated to conform to this presentation. At December 31, 2006 and 2005, total assets related to these operations were $61.0 million and $116.1 million, respectively, and were included in Other assets. At December 31, 2006 and 2005, total liabilities related to these operations were $13.3 million and $27.3 million, respectively, and were included in Other liabilities.

     During the first quarter of 2005, the Board of Directors of the EGF and the Boards of Trustees of the AEFT and AEMMFT approved the resolutions to merge each EGF fund into either a newly created AEMMFT fund or an existing AEMMFT fund. These resolutions were approved by the shareholders of EGF during 2005. As a result of the transfer of the funds from EGF to AEMMFT the investment management responsibilities related to these funds were also transferred from the Company to AXA Equitable. In connection with the mergers of each fund, the intangible asset for the investment management contracts of $30.6 million, which represented approximately 51% of the investment management fees, now being earned by AXA Equitable were transferred to AXA Equitable and accounted for as a reduction of Capital in excess of par on the consolidated balance sheet of $19.9 million, net of income taxes.

     The gross carrying amount of the Enterprise related intangible assets were $44.5 million and $80.9 million at December 31, 2006 and 2005, respectively, and the accumulated amortization of these intangible assets were $16.6 million and $12.1 million, respectively. Amortization expense related to the Enterprise intangible assets totaled $4.5 million, $6.9 million and $5.2 million for the full year 2006, full year 2005 and six months ended December 31, 2004, respectively.

     Real Estate Held-For-Sale

     In 2006, two real estate properties with a total book value of $125.5 million that had been previously reported in equity real estate were reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. In 2006, both properties were sold resulting in gains of $95.6 million ($62.2 million post-tax). At December 31, 2006 and 2005, equity real estate held-for-sale was zero and $127.1 million, respectively, and was included in Other assets.

16)  OTHER COMPREHENSIVE (LOSS) INCOME

     Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                YEAR           Year        Six Months      Six Months
                                                                ENDED          Ended          Ended          Ended
                                                            DECEMBER 31,   December 31,   December 31,      June 30,
                                                                2006           2005           2004           2004
                                                            ------------   ------------   ------------   -------------
                                                             (SUCCESSOR)    (Successor)    (Successor)   (Predecessor)
                                                                                   (IN MILLIONS)
Unrealized (losses) gains on investments ................      $(25.1)        $(12.3)         $40.1          $35.6
Defined benefit pension and other postretirement plans ..         9.9             --             --             --
Minimum pension liability ...............................          --             --             --          (12.4)
                                                               ------         ------          -----          -----
Total Accumulated Other Comprehensive (Loss) Income .....      $(15.2)        $(12.3)         $40.1          $23.2
                                                               ======         ======          =====          =====

     The components of other comprehensive (loss) income for the past three years follow:

                                                                  YEAR           Year        Six Months      Six Months
                                                                  ENDED          Ended          Ended          Ended
                                                              DECEMBER 31,   December 31,   December 31,      June 30,
                                                                  2006           2005           2004           2004
                                                              ------------   ------------   ------------   -------------
                                                               (SUCCESSOR)    (Successor)    (Successor)   (Predecessor)
                                                                                       (IN MILLIONS)
Net unrealized (losses) gains on investments:
   Net unrealized gains (losses) arising during
      the period ..........................................      $(65.9)       $(213.8)        $196.2         $(241.1)
   Gains (losses) reclassified into net earnings
      during the period ...................................         1.8            4.5          (13.2)           (2.8)
                                                                 ------        -------         ------         -------
Net unrealized (losses) gains on investments ..............       (64.1)        (209.3)         183.0          (243.9)
Adjustments for policyholders liabilities, DAC and VOBA
   and deferred income taxes ..............................        51.3          156.9         (142.9)          194.9
                                                                 ------        -------         ------         -------
Change in unrealized (losses) gains, net of adjustments ...       (12.8)         (52.4)          40.1           (49.0)
Change in minimum pension liability .......................          --             --             --             1.4
                                                                 ------        -------         ------         -------
Total Other Comprehensive (Loss) Income ...................      $(12.8)       $ (52.4)        $ 40.1         $ (47.6)
                                                                 ======        =======         ======         =======

17)  COMMITMENTS AND CONTINGENT LIABILITIES

     Debt Maturities

     At December 31, 2006, aggregate maturities of the long-term debt, including the current portion of long-term debt, based on required principal payments at maturity were zero for each of 2007, 2008, 2009, 2010 and 2011 and $101.9 million thereafter.

     Leases

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2007 and the four successive years are $24.9 million, $23.3 million, $13.9 million, $13.5 million, $14.2 million and $65.9 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2007 and the four successive years is $10.8 million, $12.8 million, $10.6 million, $10.8 million, $11.8 million and $57.5 million thereafter.

     At December 31, 2006, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2007 and the four successive years is $0.8 million, $0.8 million, $0.8 million, $0.8 million, $0.8 million and $4.6 million thereafter.

     MONY Acquisition

     Set forth below is certain information regarding the liabilities recorded in connection with the Company's Purchase Adjustments. Such liabilities are included in Other liabilities on the Company's consolidated balance sheets.

                                                         OTHER
                                                      CONTRACTUAL
                                 SEVERANCE   LEASES   OBLIGATIONS    TOTAL
                                 ---------   ------   -----------   ------
                                               (IN MILLIONS)
Balance, January 1, 2005 .....    $ 26.7     $ 83.9      $23.0      $133.6
Payments .....................     (12.1)     (31.7)      (4.1)      (47.9)
Change in reserve estimate ...      (9.3)        --         --        (9.3)
                                  ------     ------      -----      ------
Balance, December 31, 2005 ...       5.3       52.2       18.9        76.4
Payments .....................      (2.6)     (18.1)        --       (20.7)
Change in reserve estimate ...        --         --       (1.5)       (1.5)
                                  ------     ------      -----      ------
Balance, December 31, 2006 ...    $  2.7     $ 34.1      $17.4      $ 54.2
                                  ======     ======      =====      ======

     In addition, the Purchase Adjustments included write-offs of $45.6 million related to capitalized software and furniture, fixtures and equipment.

     Guarantees and Other Commitments

     The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2006, these arrangements include commitments by the Company, to provide equity financing of $79.5 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

     The Company had $10.5 million of undrawn letters of credit related to reinsurance at December 31, 2006 of which $10.0 million was guaranteed by AXA Financial. The Company had $26.3 million in commitments under existing mortgage loan agreements at December 31, 2006.

18)  LITIGATION

     (i) Since 1995 a number of purported class actions were commenced in various state and federal courts against MONY Life and MLOA alleging that they engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case were not identical, they sought substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and/or violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases sought primarily equitable relief (e.g., reformation, an accounting, specific performance, mandatory injunctive relief prohibiting MONY Life and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and/or creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also sought compensatory damages in unspecified amounts. MONY Life and MLOA have denied any wrongdoing and had asserted numerous affirmative defenses.

     In March 2006, the one putative class action pending in the Eastern District of Michigan (Stockler v. MONY Life Insurance Company of America) was dismissed with prejudice by agreement of the parties. In September 2006, the last remaining putative class action was voluntarily dismissed without prejudice.

     (ii) In December 2003, Enron Corp., by its Bankruptcy Trustee commenced an action entitled Enron Corp. v. J.P. Morgan Securities, Inc., et al. against MONY Life and 119 other corporate defendants regarding alleged preferential transfers pertaining to the early payment or redemption by Enron of its short-term commercial paper held by MONY and the other corporate entities. In February 2004, MONY and all co-defendants moved to dismiss the complaint. In June 2005, the motions to dismiss were denied. In July 2005, MONY and all co-defendants filed their answer to the complaint. The case is currently in discovery.

     Although the outcome of litigation generally cannot be predicted with certainty, management believes that the ultimate resolution of the litigations described above should not have a material adverse effect on the financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

     In addition to the matters previously reported and those described above, the Company is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

19)  STATUTORY FINANCIAL INFORMATION

     MONY Life is restricted as to the amounts it may pay as dividends to MONY Holdings. Under New York Insurance Law, a domestic life insurer may without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit MONY Life to pay shareholder dividends not exceeding $107.0 million during 2007. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2006, 2005 and 2004, MONY Life's statutory net gain
     (loss) was $293.5 million, $142.3 million and $(307.2) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $1,230.6 million and $1,078.1 million at December 31, 2006 and 2005, respectively. In 2006, 2005 and 2004, respectively, MONY Life paid $35.0 million, $75.0 million and $33.0 million in shareholder dividends.

     At December 31, 2006, MONY Life, in accordance with various government and state regulations, had $7.2 million of securities deposited with such government or state agencies.

     At December 31, 2006 and for the year then ended, there was no difference in net income resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2006. At December 31, 2006 there was a difference in capital and surplus of $6.2 million resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures. The difference in capital and surplus relates to goodwill arising from the purchase of a subsidiary, controlled or affiliated entity, which is written off directly to surplus in the year it originates by New York domiciled companies. In NAIC Accounting Practices and Procedures, goodwill in amounts not exceeding 10% of an insurer's capital and surplus may be capitalized and all amounts of goodwill are amortized to unrealized gains and losses on investments over periods not to exceed 10 years.

     Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) computer software development costs are capitalized under GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP and (i) the fair valuing of all acquired assets and liabilities, including VOBA assets, required for GAAP purchase accounting but not for SAP.

13451 SA (Rev. 5/07)